SEC File Nos. 333-259025

811-23738

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

Registration Statement

Under

the Securities Act of 1933

Post-Effective Amendment No. 13

and

Registration Statement

Under

the Investment Company Act of 1940

Amendment No. 16

Capital Group Fixed Income ETF Trust

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618-4518

(Address of Principal Executive Offices)

Registrant's telephone number, including area code:

(213) 486-9200

Michael R. Tom, Secretary

Capital Group Fixed Income ETF Trust

333 South Hope Street

Los Angeles, California 90071-1406

(Name and Address of Agent for Service)

Copies to:

Mark D. Perlow

Dechert LLP

45 Fremont Street, 26th Floor

San Francisco, California 94105-2223

(Counsel for the Registrant)

Approximate date of proposed public offering:

It is proposed that this filing become effective on March 1, 2025, pursuant to paragraph (b) of Rule 485.

Capital Group Fixed Income ETF Trust Prospectus March 1, 2025

	Ticker	Exchange
Capital Group Core Bond ETF	CGCB	NYSE Arca, Inc.
Capital Group Core Plus Income ETF	CGCP	NYSE Arca, Inc.
Capital Group International Bond ETF (USD-Hedged)	CGIB	NYSE Arca, Inc.
Capital Group Municipal High-Income ETF	CGHM	NYSE Arca, Inc.
Capital Group Municipal Income ETF	CGMU	NYSE Arca, Inc.
Capital Group Short Duration Income ETF	CGSD	NYSE Arca, Inc.
Capital Group Short Duration Municipal Income ETF	CGSM	NYSE Arca, Inc.
Capital Group Ultra Short Income ETF	CGUI	NYSE Arca, Inc.
Capital Group U.S. Multi-Sector Income ETF	CGMS	NYSE Arca, Inc.

Table of contents

Summaries:

Capital Group Core Bond ETF 1

Capital Group Core Plus Income ETF 6

Capital Group International Bond ETF (USD-Hedged) 11

Capital Group Municipal High-Income ETF 16

Capital Group Municipal Income ETF 20

Capital Group Short Duration Income ETF 25

Capital Group Short Duration Municipal Income ETF 30

Capital Group Ultra Short Income ETF 34

Capital Group U.S. Multi-Sector Income ETF 39

Investment objectives, strategies and risks 44

Management and organization 88

Shareholder information 91

Distributions and taxes 93

Distribution 94

Other compensation to dealers 94

Financial highlights 95

The U.S. Securities and Exchange Commission has not approved or disapproved of these securities. Further, it has not determined that this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Capital Group Core Bond ETF

Investment objective The fund’s investment objective is to provide as high a level of current income as is consistent with the preservation of capital.

Fees and expenses of the fund This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder fees (fees paid directly from your investment)
None

Annual fund operating expenses* (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.27%
Other expenses	0.00
Total annual fund operating expenses	0.27

* The fund’s Investment Advisory and Service Agreement provides that the investment adviser will pay all operating expenses of the fund, except for the management fees, interest expenses, taxes, acquired fund fees and expenses, costs of holding shareholder meetings, legal fees and expenses relating to arbitration or litigation, payments under the fund’s 12b-1 plan (if any) and other non-routine or extraordinary expenses. Additionally, the fund will be responsible for its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund’s securities lending program, if any.

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. No fees are charged by the fund upon the sale of fund shares, so you would incur these hypothetical costs whether or not you were to sell your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
$28	$87	$152	$343

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 354% of the average value of its portfolio.

Principal investment strategies The fund seeks to maximize your level of current income and preserve your capital by investing primarily in bonds. Normally the fund invests at least 80% of its assets in bonds and other debt securities (such as those described below), which may be represented by derivatives such as futures contracts and swaps. The fund invests in debt securities (excluding derivatives) rated BBB- or better or Baa3 or better by Nationally Recognized Statistical Ratings Organizations designated by the fund’s investment adviser, or in debt securities that are unrated but determined to be of equivalent quality by the fund’s investment adviser, in each case at the time of purchase. The fund also invests in U.S. government securities, money market instruments, and cash and cash equivalents.

The fund may invest in U.S. government securities such as treasuries which are backed by the full faith and credit of the U.S. government, as well as in debt securities and mortgage-backed securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government.

The fund may invest in inflation-linked bonds issued by U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations. Inflation-linked bonds are structured to protect against inflation by linking the bond’s principal and interest payments to an inflation index, such as the Consumer Price Index for Urban Consumers, so that principal and interest adjust to reflect changes in the index.

The fund may invest in futures contracts and swaps, which are types of derivatives. A derivative is a financial contract, the value of which is based on the value of an underlying financial asset (such as a stock, bond or currency), a reference rate or a market index. The fund may also invest in future delivery contracts, including to-be-announced contracts.

The fund is nondiversified, which means it may invest a greater portion of its assets in fewer issuers than would otherwise be the case.

The fund’s assets are managed by a team of portfolio managers. Under this approach, the fund’s managers work together to oversee the fund’s entire portfolio.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent good investment opportunities. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

1     Capital Group Fixed Income ETF Trust / Prospectus

Principal risks This section describes the principal risks associated with investing in the fund. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; levels of public debt and deficits; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Events (including public health emergencies, such as the spread of infectious disease), bank failures and other circumstances in one country or region could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers of callable debt securities that may be prepaid at any time, such as mortgage- or other asset-backed securities, are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general change in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of the fund’s securities could cause the net asset value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and the fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.

Investing in securities backed by the U.S. government — U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Notwithstanding that these securities are backed by the full faith and credit of the U.S. government, circumstances could arise that would prevent or delay the payment of interest or principal on these securities, which could adversely affect their value and cause the fund to suffer losses. Such an event could lead to significant disruptions in U.S. and global markets.

Securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or to try to limit losses, or may be forced to sell at a loss. Depending on

Capital Group Fixed Income ETF Trust / Prospectus     2

market conditions, reduced liquidity of fund holdings may also cause the fund’s shares to trade in the market at wider bid-ask spreads or greater premiums or discounts to the fund’s NAV.

Investing outside the United States — Securities of issuers domiciled outside the United States or with significant operations or revenues outside the United States and securities tied economically to countries outside the United States may lose value because of adverse political, social, economic or market developments in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal, auditing, financial reporting and recordkeeping standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio.

Investing in future delivery contracts — The fund may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve the fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the fund’s market exposure, and the market price of the securities that the fund contracts to repurchase could drop below their purchase price. While the fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions increase the turnover rate of the fund.

Investing in futures contracts — In addition to the risks generally associated with investing in derivative instruments, futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and futures commission merchants with which the fund transacts. Additionally, although futures require only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a futures contract could greatly exceed the initial amount invested. While futures contracts are generally liquid instruments, under certain market conditions futures may be deemed to be illiquid. For example, the fund may be temporarily prohibited from closing out its position in a futures contract if intraday price change limits or limits on trading volume imposed by the applicable futures exchange are triggered. If the fund is unable to close out a position on a futures contract, the fund would remain subject to the risk of adverse price movements until the fund is able to close out the futures position. The ability of the fund to successfully utilize futures contracts may depend in part upon the ability of the fund’s investment adviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the futures in which the fund invests. If the investment adviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the futures in which it invests, the fund could suffer losses.

Investing in inflation-linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation-linked bonds may also reduce the fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to the fund.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may cause the fund to lose significantly more than its initial investment. Derivatives may be difficult to value, difficult for the fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses. Derivatives are also subject to operational risk (such as documentation issues, settlement issues and systems failures) and legal risk (such as insufficient documentation, insufficient capacity or authority of a counterparty, and issues with the legality or enforceability of a contract).

Interest rate risk — The values and liquidity of the securities held by the fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. The fund may invest in variable and floating rate securities. When the fund holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of the fund’s shares. Although the values of such securities are generally less sensitive to interest rate changes than those of other debt securities, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as market interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, the fund may not be able to maintain a positive yield or total return and, in relatively low interest rate environments, there are heightened risks associated with rising interest rates.

3     Capital Group Fixed Income ETF Trust / Prospectus

Market trading — The fund shares are listed for trading on an exchange and are bought and sold on the secondary market at market prices. The market prices of fund shares are expected to fluctuate, in some cases materially, in response to changes in the fund’s net asset value (“NAV”), the intraday value of the fund’s holdings, and supply and demand for the fund shares. The existence of significant market volatility, disruptions to creations and redemptions, or potential lack of an active trading market for fund shares and/or for the holdings of the fund (including through a trading halt), among other factors, may result in the shares trading significantly above (at a premium) or below (at a discount) to NAV and bid-ask spreads may widen. A bid-ask spread is the “spread” or difference between what investors are willing to pay for fund shares (the “bid” price) and the price at which they are willing to sell fund shares (the “ask” price). If you buy fund shares when their market price is at a premium or sell the fund shares when their market price is at a discount, you may pay more than, or receive less than, NAV, respectively.

Foreign securities held by the fund may be traded in markets that close at a different time than the exchange on which the fund’s shares are listed. Liquidity in those securities may be reduced after the applicable closing times. Accordingly, during the time when the fund’s exchange is open but after the applicable market closing, fixing or settlement times, bid-ask spreads on the fund’s exchange and the corresponding premium or discount to the fund’s NAV may widen.

Authorized Participant concentration — Only Authorized Participants (as defined in the “Shareholder information” section below) may engage in creation or redemption transactions directly with the fund, and none of them is obligated to do so. The fund has a limited number of institutions that may act as Authorized Participants. In addition, to the extent that securities held by the fund are traded outside a collateralized settlement system, Authorized Participants may be required to post collateral on certain trades on an agency basis (on behalf of other market participants), which only a limited number of Authorized Participants may be able to do. If Authorized Participants exit the business or are unable to or elect not to engage in creation or redemption transactions, and no other Authorized Participant engages in such function, fund shares may trade at a premium or discount to the fund’s net asset value and/or at wider intraday bid-ask spreads and possibly face trading halts or delisting.

Nondiversification — As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. As a result, poor performance by a single issuer could adversely affect fund performance more than if the fund were invested in a larger number of issuers. The fund’s share price can be expected to fluctuate more than might be the case if the fund were more broadly diversified.

Cash transactions — The fund currently expects to effect at least part of its creations and redemptions for cash rather than in-kind securities. When the fund effects redemptions partly or wholly for cash, rather than in-kind, the fund may have to sell portfolio securities at inopportune times in order to obtain the cash needed to meet redemption orders. If the fund realizes gains on these sales, the fund generally will be required to recognize a gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise be required if it were to distribute portfolio securities in-kind. This strategy may cause shareholders to be subject to tax from distributions to which they would not otherwise be subject. The use of cash creations and redemptions may also cause the fund’s shares to trade in the market at wider bid-ask spreads or greater premiums or discounts to the fund’s NAV. As a result of such cash transactions, the fund could incur brokerage costs which, to the extent not offset by transaction fees that are payable by an Authorized Participant, may reduce the fund’s NAV.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Capital Group Fixed Income ETF Trust / Prospectus     4

Investment results The following bar chart shows the fund’s investment results for its first full calendar year of operations, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe. This information provides some indication of the risks of investing in the fund. Past investment results (before and after taxes) are not predictive of future investment results. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com/etf.

Average annual total returns For the periods ended December 31, 2024:	1 year	Lifetime
Fund (inception date — 9/26/23)	1.58%	6.47%
− After taxes on distributions	–0.04	4.79
− After taxes on distributions and sale of fund shares	0.93	4.23

Indexes	1 year	Lifetime (since fund’s inception)
Bloomberg U.S. Aggregate Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	1.25%	6.26%

After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above.

Management

Investment adviser Capital Research and Management Company

Portfolio managers The individuals primarily responsible for the portfolio management of the fund are:

Portfolio manager/ Fund title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Pramod Atluri Senior Vice President	1 year	Partner – Capital Fixed Income Investors
Oliver V. Edmonds Senior Vice President	1 year	Partner – Capital Fixed Income Investors
Chitrang Purani President	1 year	Vice President – Capital Fixed Income Investors

Purchase and sale of fund shares The fund is an exchange-traded fund (“ETF”). Individual shares of the fund may only be bought and sold in the secondary market through a broker-dealer at market price. Because ETF shares trade at market prices rather than at NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase fund shares (bid) and the lowest price a seller is willing to accept for fund shares (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). Recent information regarding the fund’s NAV, market price, premiums and discounts, and bid-ask spread is available at capitalgroup.com/etf.

Tax information Dividends and capital gain distributions you receive from the fund are subject to federal income taxes and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-favored.

Payments to broker-dealers and other financial intermediaries If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial professional to recommend the fund over another investment. Ask your individual financial professional or visit your financial intermediary’s website for more information.

5     Capital Group Fixed Income ETF Trust / Prospectus

Capital Group Core Plus Income ETF

Investment objective The fund’s investment objective is to provide current income and seek maximum total return, consistent with preservation of capital.

Fees and expenses of the fund This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder fees (fees paid directly from your investment)
None

Annual fund operating expenses* (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.34%
Other expenses	0.00
Total annual fund operating expenses	0.34

* The fund’s Investment Advisory and Service Agreement provides that the investment adviser will pay all operating expenses of the fund, except for the management fees, interest expenses, taxes, acquired fund fees and expenses, costs of holding shareholder meetings, legal fees and expenses relating to arbitration or litigation, payments under the fund’s 12b-1 plan (if any) and other non-routine or extraordinary expenses. Additionally, the fund will be responsible for its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund’s securities lending program, if any.

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. No fees are charged by the fund upon the sale of fund shares, so you would incur these hypothetical costs whether or not you were to sell your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
$35	$109	$191	$431

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 420% of the average value of its portfolio.

Principal investment strategies The fund will normally invest at least 80% of its assets in bonds and other debt securities, which may be represented by derivatives. The fund may invest in a broad range of debt securities, including corporate bonds and debt and mortgage- and other asset-backed securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government.

The fund may invest in inflation-linked bonds issued by U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations. Inflation-linked bonds are structured to protect against inflation by linking the bond’s principal and interest payments to an inflation index, such as the Consumer Price Index for Urban Consumers, so that principal and interest adjust to reflect changes in the index.

The fund may invest in forward currency contracts, futures contracts and swaps, which are types of derivatives. A derivative is a financial contract, the value of which is based on the value of an underlying financial asset (such as a stock, bond or currency), a reference rate or a market index.

The fund will invest no more than 35% of its assets in lower rated debt instruments, which are securities rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Ratings Organizations designated by the fund’s investment adviser, or in securities that are unrated but determined to be of equivalent quality by the fund’s investment adviser. Such securities are sometimes referred to as “junk bonds.” The fund may invest up to 35% of its assets in securities denominated in currencies other than the U.S. dollar and up to 35% of its assets in securities of emerging market issuers.

The fund may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies.

The fund’s assets are managed by a team of portfolio managers. Under this approach, the fund’s managers work together to oversee the fund’s entire portfolio. For more information regarding the investment process of the fund, see the “Management and organization” section of this prospectus.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent good investment opportunities. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Capital Group Fixed Income ETF Trust / Prospectus     6

Principal risks This section describes the principal risks associated with investing in the fund. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; levels of public debt and deficits; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Events (including public health emergencies, such as the spread of infectious disease), bank failures and other circumstances in one country or region could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers of callable debt securities that may be prepaid at any time, such as mortgage- or other asset-backed securities, are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general change in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of the fund’s securities could cause the net asset value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing in securities backed by the U.S. government — U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Notwithstanding that these securities are backed by the full faith and credit of the U.S. government, circumstances could arise that would prevent or delay the payment of interest or principal on these securities, which could adversely affect their value and cause the fund to suffer losses. Such an event could lead to significant disruptions in U.S. and global markets.

Securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and the fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.

7     Capital Group Fixed Income ETF Trust / Prospectus

Investing in inflation-linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation-linked bonds may also reduce the fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to the fund.

Investing in future delivery contracts — The fund may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve the fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the fund’s market exposure, and the market price of the securities that the fund contracts to repurchase could drop below their purchase price. While the fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions increase the turnover rate of the fund.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may cause the fund to lose significantly more than its initial investment. Derivatives may be difficult to value, difficult for the fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses. Derivatives are also subject to operational risk (such as documentation issues, settlement issues and systems failures) and legal risk (such as insufficient documentation, insufficient capacity or authority of a counterparty, and issues with the legality or enforceability of a contract).

Investing outside the United States — Securities of issuers domiciled outside the United States or with significant operations or revenues outside the United States and securities tied economically to countries outside the United States may lose value because of adverse political, social, economic or market developments in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal, auditing, financial reporting and recordkeeping standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries tend to have less developed political, economic and legal systems than those in developed countries. Accordingly, the governments of these countries may be less stable and more likely to intervene in the market economy in a manner that could adversely affect the prices of securities. Information regarding issuers in emerging markets may be limited, incomplete or inaccurate, and such issuers may not be subject to regulatory, accounting, auditing, and financial reporting and recordkeeping standards comparable to those to which issuers in more developed markets are subject. The fund’s rights with respect to its investments in emerging markets, if any, will generally be governed by local law, which may make it difficult or impossible for the fund to pursue legal remedies or to obtain and enforce judgments in local courts. In addition, the economies of these countries may be dependent on relatively few industries, may have limited access to capital and may be more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, more vulnerable to market manipulation, and more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Currency — The prices of, and the income generated by, many debt securities held by the fund may also be affected by changes in relative currency values. If the U.S. dollar appreciates against foreign currencies, the value in U.S. dollars of the fund’s securities denominated in such currencies would generally fall and vice versa.

Capital Group Fixed Income ETF Trust / Prospectus     8

Interest rate risk — The values and liquidity of the securities held by the fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. The fund may invest in variable and floating rate securities. When the fund holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of the fund’s shares. Although the values of such securities are generally less sensitive to interest rate changes than those of other debt securities, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as market interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, the fund may not be able to maintain a positive yield or total return and, in relatively low interest rate environments, there are heightened risks associated with rising interest rates.

Portfolio turnover — The fund may engage in frequent and active trading of its portfolio securities. Higher portfolio turnover may involve correspondingly greater transaction costs in the form of dealer spreads, brokerage commissions and other transaction costs on the sale of securities and on reinvestment in other securities. The sale of portfolio securities may also result in the realization of net capital gains, which are taxable when distributed to shareholders, unless the shareholder is exempt from taxation or his or her account is tax-favored. These costs and tax effects may adversely affect the fund’s returns to shareholders. The fund’s portfolio turnover rate may vary from year to year, as well as within a year.

Market trading — The fund shares are listed for trading on an exchange and are bought and sold on the secondary market at market prices. The market prices of fund shares are expected to fluctuate, in some cases materially, in response to changes in the fund’s net asset value (“NAV”), the intraday value of the fund’s holdings, and supply and demand for the fund shares. The existence of significant market volatility, disruptions to creations and redemptions, or potential lack of an active trading market for fund shares and/or for the holdings of the fund (including through a trading halt), among other factors, may result in the shares trading significantly above (at a premium) or below (at a discount) to NAV and bid-ask spreads may widen. A bid-ask spread is the “spread” or difference between what investors are willing to pay for fund shares (the “bid” price) and the price at which they are willing to sell fund shares (the “ask” price). If you buy fund shares when their market price is at a premium or sell the fund shares when their market price is at a discount, you may pay more than, or receive less than, NAV, respectively.

Foreign securities held by the fund may be traded in markets that close at a different time than the exchange on which the fund’s shares are listed. Liquidity in those securities may be reduced after the applicable closing times. Accordingly, during the time when the fund’s exchange is open but after the applicable market closing, fixing or settlement times, bid-ask spreads on the fund’s exchange and the corresponding premium or discount to the fund’s NAV may widen.

Authorized Participant concentration — Only Authorized Participants (as defined in the “Shareholder information” section below) may engage in creation or redemption transactions directly with the fund, and none of them is obligated to do so. The fund has a limited number of institutions that may act as Authorized Participants. In addition, to the extent that securities held by the fund are traded outside a collateralized settlement system, Authorized Participants may be required to post collateral on certain trades on an agency basis (on behalf of other market participants), which only a limited number of Authorized Participants may be able to do. If Authorized Participants exit the business or are unable to or elect not to engage in creation or redemption transactions, and no other Authorized Participant engages in such function, fund shares may trade at a premium or discount to the fund’s net asset value and/or at wider intraday bid-ask spreads and possibly face trading halts or delisting.

Cash transactions — The fund currently expects to effect at least part of its creations and redemptions for cash rather than in-kind securities. When the fund effects redemptions partly or wholly for cash, rather than in-kind, the fund may have to sell portfolio securities at inopportune times in order to obtain the cash needed to meet redemption orders. If the fund realizes gains on these sales, the fund generally will be required to recognize a gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise be required if it were to distribute portfolio securities in-kind. This strategy may cause shareholders to be subject to tax from distributions to which they would not otherwise be subject. The use of cash creations and redemptions may also cause the fund’s shares to trade in the market at wider bid-ask spreads or greater premiums or discounts to the fund’s NAV. As a result of such cash transactions, the fund could incur brokerage costs which, to the extent not offset by transaction fees that are payable by an Authorized Participant, may reduce the fund’s NAV.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

9     Capital Group Fixed Income ETF Trust / Prospectus

Investment results The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe. This information provides some indication of the risks of investing in the fund. Past investment results (before and after taxes) are not predictive of future investment results. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com/etf.

Average annual total returns For the periods ended December 31, 2024:	1 year	Lifetime
Fund (inception date — 2/22/22)	3.01%	–0.04%
− After taxes on distributions	0.89	–1.88
− After taxes on distributions and sale of fund shares	1.77	–0.82

Indexes	1 year	Lifetime (since fund’s inception)
Bloomberg U.S. Aggregate Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	1.25%	–1.21%

After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above.

Management

Investment adviser Capital Research and Management Company

Portfolio managers The individuals primarily responsible for the portfolio management of the fund are:

Portfolio manager/ Fund title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Xavier Goss Senior Vice President	3 years	Partner – Capital Fixed Income Investors
David A. Hoag President	3 years	Partner – Capital Fixed Income Investors
Damien J. McCann Senior Vice President	3 years	Partner – Capital Fixed Income Investors
John R. Queen Senior Vice President	2 years	Partner – Capital Fixed Income Investors

Purchase and sale of fund shares The fund is an exchange-traded fund (“ETF”). Individual shares of the fund may only be bought and sold in the secondary market through a broker-dealer at market price. Because ETF shares trade at market prices rather than at NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase fund shares (bid) and the lowest price a seller is willing to accept for fund shares (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). Recent information regarding the fund’s NAV, market price, premiums and discounts, and bid-ask spread is available at capitalgroup.com/etf.

Tax information Dividends and capital gain distributions you receive from the fund are subject to federal income taxes and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-favored.

Payments to broker-dealers and other financial intermediaries If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial professional to recommend the fund over another investment. Ask your individual financial professional or visit your financial intermediary’s website for more information.

Capital Group Fixed Income ETF Trust / Prospectus     10

Capital Group International Bond ETF (USD-Hedged)

Investment objective

The fund’s investment objective is to provide a high level of current income as is consistent with the preservation of capital.

Fees and expenses of the fund This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder fees (fees paid directly from your investment)
None

Annual fund operating expenses[1] (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.45%
Other expenses[2]	0.00
Total annual fund operating expenses	0.45

1 The fund’s Investment Advisory and Service Agreement provides that the investment adviser will pay all operating expenses of the fund, except for the management fees, interest expenses, taxes, acquired fund fees and expenses, costs of holding shareholder meetings, legal fees and expenses relating to arbitration or litigation, payments under the fund’s 12b-1 plan (if any) and other non-routine or extraordinary expenses. Additionally, the fund will be responsible for its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund’s securities lending program, if any.

2 Based on estimated amounts for the current fiscal year.

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. No fees are charged by the fund upon the sale of fund shares, so you would incur these hypothetical costs whether or not you were to sell your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
$46	$145	$252	$567

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the period from June 25, 2024, when the fund commenced investment operations, to the end of the most recent fiscal year, the fund's portfolio turnover rate was 185% of the average value of its portfolio.

Principal investment strategies The fund seeks to maximize your level of current income and preserve your capital by investing primarily in bonds. The fund will invest at least 80% of its assets in bonds and other debt securities (such as those described below), which may be represented by derivatives. Under normal market conditions, the fund will invest at least 40% of its assets outside the United States, unless market conditions are not deemed favorable by the fund’s investment adviser, in which case the fund would invest at least 30% of its assets outside the United States. The fund allocates its assets among various countries, and in no fewer than three countries other than the United States.

The fund may invest up to 15% of its assets in debt securities rated BB+ or below or Ba1 or below by Nationally Recognized Statistical Ratings Organizations designated by the fund’s investment adviser, or in debt securities that are unrated but determined to be of equivalent quality by the fund’s investment adviser. Securities rated BB+ or below or Ba1 or below are sometimes referred to as “junk bonds.” The fund also invests in U.S. government securities, money market instruments, and cash and cash equivalents.

The fund may invest in forward currency contracts, futures contracts and swaps, which are types of derivatives. A derivative is a financial contract, the value of which is based on the value of an underlying financial asset (such as a stock, bond or currency), a reference rate or a market index. The fund seeks to hedge all, or substantially all, of the fund’s foreign currency exposure using forward currency contracts, such that under normal market conditions, the fund will maintain at least 90% of its assets in U.S. dollar currency exposure. The use of these derivative transactions may allow the fund to obtain net long or net negative (short) exposure to selected currencies.

The fund may invest in a broad range of debt securities, including corporate bonds and debt securities issued by sovereign, quasi-sovereign and supranational entities. The fund may also invest in mortgage-backed securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government and other asset-backed securities, including debt obligations that represent interests in pools of mortgages or other income bearing assets, such as consumer loans or receivables.

The fund is nondiversified, which means it may invest a greater portion of its assets in fewer issuers than would otherwise be the case.

The fund’s assets are managed by a team of portfolio managers. Under this approach, the fund’s managers work together to oversee the fund’s entire portfolio. For more information regarding the investment process of the fund, see the “Management and organization” section of this prospectus.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent good investment opportunities. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

11     Capital Group Fixed Income ETF Trust / Prospectus

Principal risks This section describes the principal risks associated with investing in the fund. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; levels of public debt and deficits; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Events (including public health emergencies, such as the spread of infectious disease), bank failures and other circumstances in one country or region could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers of callable debt securities that may be prepaid at any time, such as mortgage- or other asset-backed securities, are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general change in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of the fund’s securities could cause the net asset value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities.

Investing outside the United States — Securities of issuers domiciled outside the United States or with significant operations or revenues outside the United States and securities tied economically to countries outside the United States may lose value because of adverse political, social, economic or market developments in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal, auditing, financial reporting and recordkeeping standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may cause the fund to lose significantly more than its initial investment. Derivatives may be difficult to value, difficult for the fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses. Derivatives are also subject to operational risk (such as documentation issues, settlement issues and systems failures) and legal risk (such as insufficient documentation, insufficient capacity or authority of a counterparty, and issues with the legality or enforceability of a contract).

Currency transactions — In addition to the risks generally associated with investing in derivative instruments, the use of forward currency contracts involves the risk that currency movements will not be accurately predicted by the investment adviser, which could result in losses to the fund. While entering into forward currency contracts could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain that may result from an increase in the value of the currency. Additionally, the adviser may use forward currency contracts to increase exposure to a certain currency or to shift exposure to currency fluctuations from one country to another. Forward currency contracts may expose the fund to potential gains and losses in excess of the initial amount invested.

Capital Group Fixed Income ETF Trust / Prospectus     12

Currency — The prices of, and the income generated by, many debt securities held by the fund may also be affected by changes in relative currency values. If the U.S. dollar appreciates against foreign currencies, the value in U.S. dollars of the fund’s securities denominated in such currencies would generally fall and vice versa.

Currency hedging risk — The fund’s use of forward currency contracts to hedge all or substantially all of the fund’s foreign currency exposure could result in losses to the fund if currencies do not perform as expected. In addition, the reduction of the fund’s exposure to currency risks limits the fund’s ability to benefit from favorable changes in currency exchange rates. Currency markets generally are not as regulated as securities markets, and currency rates may experience volatility, which can reduce the fund’s returns.

The fund’s use of forward currency contracts to hedge all or substantially all of the fund’s foreign currency exposure is intended to minimize the impact of currency fluctuations on fund returns; however, this strategy will not eliminate the fund’s exposure to currency risk. The use of forward currency contracts will not entirely offset the fluctuations between the fund’s exposure to non-U.S. currencies and the U.S. dollar. Additionally, there are transaction costs the fund will incur to hedge its foreign currency exposure. The fund’s exposure to foreign currencies may not be hedged at all times, including at times when the fund is implementing a currency hedging transaction. Volatility of the U.S. dollar relative to the currencies being hedged will generally reduce the effectiveness of the fund’s currency hedging transactions. Differences between U.S. dollar interest rates and foreign currency interest rates may also impact the effectiveness of the fund’s currency hedging transactions.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds. Investments in junk bonds can be considered speculative.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or to try to limit losses, or may be forced to sell at a loss. Depending on market conditions, reduced liquidity of fund holdings may also cause the fund’s shares to trade in the market at wider bid-ask spreads or greater premiums or discounts to the fund’s NAV.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and the fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.

Investing in debt securities of sovereign, quasi-sovereign and supranational entities — While debt securities of sovereign, quasi-sovereign and supranational entities are subject to the risks associated with investments in debt instruments or foreign securities generally, they are also subject to other and different risks. A governmental or quasi-governmental entity may be unwilling or unable to pay interest and repay principal on its sovereign or quasi-sovereign debt, or otherwise meet its obligations when due, including for reasons such as the government’s policy towards principal international lenders such as the International Monetary Fund or the political considerations to which the government may be subject. If such issuers default (or threaten to default), the indebtedness may be restructured and/or a moratorium on the payments of such indebtedness may be declared, in each case, without the approval of some or all debt holders. In the event of a default on sovereign or quasi-sovereign debt, the fund may also have limited legal recourse against the defaulting government entity.

A “supranational entity” is an entity established or financially supported by the governments of several countries to promote reconstruction, economic development or trade (for example, the World Bank). Generally, the governmental members of these entities make initial capital contributions to and may also commit to making additional contributions if the supranational entity is unable to repay its borrowings. There is no guarantee that one or more governmental members of a supranational entity will continue to make any necessary additional capital contributions, and if such contributions are not made, the entity may be unable to pay interest or repay principal on its debt securities.

Interest rate risk — The values and liquidity of the securities held by the fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. The fund may invest in variable and floating rate securities. When the fund holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of the fund’s shares. Although

13     Capital Group Fixed Income ETF Trust / Prospectus

the values of such securities are generally less sensitive to interest rate changes than those of other debt securities, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as market interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, the fund may not be able to maintain a positive yield or total return and, in relatively low interest rate environments, there are heightened risks associated with rising interest rates.

Market trading — The fund shares are listed for trading on an exchange and are bought and sold on the secondary market at market prices. The market prices of fund shares are expected to fluctuate, in some cases materially, in response to changes in the fund’s net asset value (“NAV”), the intraday value of the fund’s holdings, and supply and demand for the fund shares. The existence of significant market volatility, disruptions to creations and redemptions, or potential lack of an active trading market for fund shares and/or for the holdings of the fund (including through a trading halt), among other factors, may result in the shares trading significantly above (at a premium) or below (at a discount) to NAV and bid-ask spreads may widen. A bid-ask spread is the “spread” or difference between what investors are willing to pay for fund shares (the “bid” price) and the price at which they are willing to sell fund shares (the “ask” price). If you buy fund shares when their market price is at a premium or sell the fund shares when their market price is at a discount, you may pay more than, or receive less than, NAV, respectively.Foreign securities held by the fund may be traded in markets that close at a different time than the exchange on which the fund’s shares are listed. Liquidity in those securities may be reduced after the applicable closing times. Accordingly, during the time when the fund’s exchange is open but after the applicable market closing, fixing or settlement times, bid-ask spreads on the fund’s exchange and the corresponding premium or discount to the fund’s NAV may widen.

Authorized Participant concentration — Only Authorized Participants (as defined in the “Shareholder information” section below) may engage in creation or redemption transactions directly with the fund, and none of them is obligated to do so. The fund has a limited number of institutions that may act as Authorized Participants. In addition, to the extent that securities held by the fund are traded outside a collateralized settlement system, Authorized Participants may be required to post collateral on certain trades on an agency basis (on behalf of other market participants), which only a limited number of Authorized Participants may be able to do. If Authorized Participants exit the business or are unable to or elect not to engage in creation or redemption transactions, and no other Authorized Participant engages in such function, fund shares may trade at a premium or discount to the fund’s net asset value and/or at wider intraday bid-ask spreads and possibly face trading halts or delisting.

Nondiversification — As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. As a result, poor performance by a single issuer could adversely affect fund performance more than if the fund were invested in a larger number of issuers. The fund’s share price can be expected to fluctuate more than might be the case if the fund were more broadly diversified.

Cash transactions — The fund currently expects to effect at least part of its creations and redemptions for cash rather than in-kind securities. When the fund effects redemptions partly or wholly for cash, rather than in-kind, the fund may have to sell portfolio securities at inopportune times in order to obtain the cash needed to meet redemption orders. If the fund realizes gains on these sales, the fund generally will be required to recognize a gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise be required if it were to distribute portfolio securities in-kind. This strategy may cause shareholders to be subject to tax from distributions to which they would not otherwise be subject. The use of cash creations and redemptions may also cause the fund’s shares to trade in the market at wider bid-ask spreads or greater premiums or discounts to the fund’s NAV. As a result of such cash transactions, the fund could incur brokerage costs which, to the extent not offset by transaction fees that are payable by an Authorized Participant, may reduce the fund’s NAV.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results Because the fund has been in operation for less than one full calendar year, information regarding investment results is not available as of the date of this prospectus.

Capital Group Fixed Income ETF Trust / Prospectus     14

Management

Investment adviser Capital Research and Management Company

Portfolio managers The individuals primarily responsible for the portfolio management of the fund are:

Portfolio manager/ Fund title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Philip Chitty Senior Vice President	1 year	Partner – Capital Fixed Income Investors
Andrew A. Cormack Senior Vice President	1 year	Partner – Capital Fixed Income Investors
Thomas Reithinger President	1 year	Partner – Capital Fixed Income Investors

Purchase and sale of fund shares The fund is an exchange-traded fund (“ETF”). Individual shares of the fund may only be bought and sold in the secondary market through a broker-dealer at market price. Because ETF shares trade at market prices rather than at NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase fund shares (bid) and the lowest price a seller is willing to accept for fund shares (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). Recent information regarding the fund’s NAV, market price, premiums and discounts, and bid-ask spread is available at capitalgroup.com/etf.

Tax information Dividends and capital gain distributions you receive from the fund are subject to federal income taxes and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-favored.

Payments to broker-dealers and other financial intermediaries If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial professional to recommend the fund over another investment. Ask your individual financial professional or visit your financial intermediary’s website for more information.

15     Capital Group Fixed Income ETF Trust / Prospectus

Capital Group Municipal High-Income ETF

Investment objective

The fund’s investment objective is to provide a high level of current income exempt from regular federal income tax.

Fees and expenses of the fund This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder fees (fees paid directly from your investment)
None

Annual fund operating expenses[1] (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.34%
Other expenses[2]	0.00
Total annual fund operating expenses	0.34

1 The fund’s Investment Advisory and Service Agreement provides that the investment adviser will pay all operating expenses of the fund, except for the management fees, interest expenses, taxes, acquired fund fees and expenses, costs of holding shareholder meetings, legal fees and expenses relating to arbitration or litigation, payments under the fund’s 12b-1 plan (if any) and other non-routine or extraordinary expenses. Additionally, the fund will be responsible for its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund’s securities lending program, if any.

2 Based on estimated amounts for the current fiscal year.

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. No fees are charged by the fund upon the sale of fund shares, so you would incur these hypothetical costs whether or not you were to sell your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
$35	$109	$191	$431

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the period from June 25, 2024, when the fund commenced investment operations, to the end of the most recent fiscal year, the fund’s portfolio turnover rate was 25% of the average value of its portfolio.

Principal investment strategies In seeking to achieve its objective, the fund may accept risks to capital value deemed prudent by the fund's investment adviser to take advantage of opportunities for higher current income on municipal bonds. Municipal bonds are debt obligations that pay interest that is exempt from federal taxation, with payments made from a wide variety of sources, including governmental revenue streams and private enterprises.

Under normal circumstances, the fund will invest at least 80% of its assets in, or derive at least 80% of its income from, securities that are exempt from regular federal income tax. The fund may invest, without limitation, in “private activity bonds” whose interest is generally subject to the federal alternative minimum tax. The fund invests at least 60% of its portfolio in debt securities rated BBB+ or below or Baa1 or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser, or unrated but determined by the fund’s investment adviser to be of equivalent quality. Securities rated BB+ or below or Ba1 or below are sometimes referred to as “junk bonds.”

The fund’s assets are managed by a team of portfolio managers. Under this approach, the fund’s managers work together to oversee the fund’s entire portfolio. For more information regarding the investment process of the fund, see the “Management and organization” section of this prospectus.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent good investment opportunities. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Capital Group Fixed Income ETF Trust / Prospectus     16

Principal risks This section describes the principal risks associated with investing in the fund. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; levels of public debt and deficits; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Events (including public health emergencies, such as the spread of infectious disease), bank failures and other circumstances in one country or region could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.

Investing in municipal securities — Municipal securities are debt obligations that are exempt from federal, state and/or local income taxes. The yield and/or value of the fund’s investments in municipal securities may be adversely affected by events tied to the municipal securities markets, which can be very volatile and significantly impacted by unfavorable legislative or political developments and negative changes in the financial conditions of municipal securities issuers and the economy. To the extent the fund invests in obligations of a municipal issuer, the volatility, credit quality and performance of the fund may be adversely impacted by local political and economic conditions of the issuer. For example, a credit rating downgrade, bond default or bankruptcy involving an issuer within a particular state or territory could affect the market values and marketability of many or all municipal obligations of that state or territory. Income from municipal securities held by the fund could also be declared taxable because of changes in tax laws or interpretations by taxing authorities or as a result of noncompliant conduct of a municipal issuer. Additionally, the relative amount of publicly available information about municipal securities is generally less than that for corporate securities.

Alternative minimum tax — The fund may invest in securities, including in "private activity bonds," that may subject you to federal alternative minimum tax. Therefore, while the fund’s distributions from tax-exempt securities are not subject to regular federal income tax, a portion or all of the distributions may be included in determining a shareholder’s federal alternative minimum tax.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers of callable debt securities that may be prepaid at any time, such as mortgage- or other asset-backed securities, are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general change in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of the fund’s securities could cause the net asset value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or to try to limit losses, or may be forced to sell at a loss. Depending on market conditions, reduced liquidity of fund holdings may also cause the fund’s shares to trade in the market at wider bid-ask spreads or greater premiums or discounts to the fund’s NAV.

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by the fund could cause the values of these securities to decline.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline

17     Capital Group Fixed Income ETF Trust / Prospectus

significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds. Investments in junk bonds can be considered speculative.

Investing in similar municipal bonds — Investing significantly in municipal obligations of multiple issuers in the same state or backed by revenues of similar types of projects or industries may make the fund more susceptible to certain economic, political or regulatory occurrences. As a result, the fund has greater risk of volatility, and greater risk of loss, from these investments.

Interest rate risk — The values and liquidity of the securities held by the fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. The fund may invest in variable and floating rate securities. When the fund holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of the fund’s shares. Although the values of such securities are generally less sensitive to interest rate changes than those of other debt securities, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as market interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, the fund may not be able to maintain a positive yield or total return and, in relatively low interest rate environments, there are heightened risks associated with rising interest rates.

Market trading — The fund shares are listed for trading on an exchange and are bought and sold on the secondary market at market prices. The market prices of fund shares are expected to fluctuate, in some cases materially, in response to changes in the fund’s net asset value (“NAV”), the intraday value of the fund’s holdings, and supply and demand for the fund shares. The existence of significant market volatility, disruptions to creations and redemptions, or potential lack of an active trading market for fund shares and/or for the holdings of the fund (including through a trading halt), among other factors, may result in the shares trading significantly above (at a premium) or below (at a discount) to NAV and bid-ask spreads may widen. A bid-ask spread is the “spread” or difference between what investors are willing to pay for fund shares (the “bid” price) and the price at which they are willing to sell fund shares (the “ask” price). If you buy fund shares when their market price is at a premium or sell the fund shares when their market price is at a discount, you may pay more than, or receive less than, NAV, respectively.

Authorized Participant concentration — Only Authorized Participants (as defined in the “Shareholder information” section below) may engage in creation or redemption transactions directly with the fund, and none of them is obligated to do so. The fund has a limited number of institutions that may act as Authorized Participants. In addition, to the extent that securities held by the fund are traded outside a collateralized settlement system, Authorized Participants may be required to post collateral on certain trades on an agency basis (on behalf of other market participants), which only a limited number of Authorized Participants may be able to do. If Authorized Participants exit the business or are unable to or elect not to engage in creation or redemption transactions, and no other Authorized Participant engages in such function, fund shares may trade at a premium or discount to the fund’s net asset value and/or at wider intraday bid-ask spreads and possibly face trading halts or delisting.

Cash transactions — The fund currently expects to effect at least part of its creations and redemptions for cash rather than in-kind securities. When the fund effects redemptions partly or wholly for cash, rather than in-kind, the fund may have to sell portfolio securities at inopportune times in order to obtain the cash needed to meet redemption orders. If the fund realizes gains on these sales, the fund generally will be required to recognize a gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise be required if it were to distribute portfolio securities in-kind. This strategy may cause shareholders to be subject to tax from distributions to which they would not otherwise be subject. The use of cash creations and redemptions may also cause the fund’s shares to trade in the market at wider bid-ask spreads or greater premiums or discounts to the fund’s NAV. As a result of such cash transactions, the fund could incur brokerage costs which, to the extent not offset by transaction fees that are payable by an Authorized Participant, may reduce the fund’s NAV.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results Because the fund has been in operation for less than one full calendar year, information regarding investment results is not available as of the date of this prospectus.

Capital Group Fixed Income ETF Trust / Prospectus     18

Management

Investment adviser Capital Research and Management Company

Portfolio managers The individuals primarily responsible for the portfolio management of the fund are:

Portfolio manager/ Fund title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Chad M. Rach President	1 year	Partner – Capital Fixed Income Investors
Jerome Solomon Senior Vice President	1 year	Partner – Capital Fixed Income Investors
Courtney K. Wolf Senior Vice President	1 year	Partner – Capital Fixed Income Investors

Purchase and sale of fund shares The fund is an exchange-traded fund (“ETF”). Individual shares of the fund may only be bought and sold in the secondary market through a broker-dealer at market price. Because ETF shares trade at market prices rather than at NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase fund shares (bid) and the lowest price a seller is willing to accept for fund shares (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). Recent information regarding the fund’s NAV, market price, premiums and discounts, and bid-ask spread is available at capitalgroup.com/etf.

Tax information Fund distributions of interest on municipal bonds are generally not subject to federal income tax. However, the fund may distribute taxable dividends, including distributions of short-term capital gains, which are subject to federal taxation as ordinary income. Interest on certain bonds may be subject to federal alternative minimum tax. The fund’s distributions of net long-term capital gains are taxable as long-term capital gains for federal income tax purposes.

Payments to broker-dealers and other financial intermediaries If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial professional to recommend the fund over another investment. Ask your individual financial professional or visit your financial intermediary’s website for more information.

19     Capital Group Fixed Income ETF Trust / Prospectus

Capital Group Municipal Income ETF

Investment objective The fund’s investment objective is to provide a high level of current income exempt from regular federal income tax, consistent with the preservation of capital.

Fees and expenses of the fund This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder fees (fees paid directly from your investment)
None

Annual fund operating expenses* (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.27%
Other expenses	0.00
Total annual fund operating expenses	0.27

* The fund’s Investment Advisory and Service Agreement provides that the investment adviser will pay all operating expenses of the fund, except for the management fees, interest expenses, taxes, acquired fund fees and expenses, costs of holding shareholder meetings, legal fees and expenses relating to arbitration or litigation, payments under the fund’s 12b-1 plan (if any) and other non-routine or extraordinary expenses. Additionally, the fund will be responsible for its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund’s securities lending program, if any.

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. No fees are charged by the fund upon the sale of fund shares, so you would incur these hypothetical costs whether or not you were to sell your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
$28	$87	$152	$343

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 29% of the average value of its portfolio.

Principal investment strategies In seeking to achieve its objective, the fund may accept risks to capital value deemed prudent by the fund's investment adviser to take advantage of opportunities for higher current income on municipal bonds. Municipal bonds are debt obligations that pay interest that is exempt from federal income taxation, with payments made from a wide variety of sources, including governmental revenue streams and private enterprises.

The fund invests primarily in bonds and other debt instruments. The fund will normally invest at least 80% of its assets in, or derive at least 80% of its income from, securities that are exempt from regular federal income tax. The fund will invest up to 30% of its assets in securities that may subject you to federal alternative minimum tax. The fund invests at least 65% in debt securities rated BBB- or better or Baa3 or better by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser, or unrated but determined by the fund’s investment adviser to be of equivalent quality. The fund may also invest in debt securities rated BB+ or below and Ba1 or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser, or unrated but determined by the fund’s investment adviser to be of equivalent quality. Securities rated BB+ or below and Ba1 or below are sometimes referred to as “junk bonds.” The fund may invest in debt securities of any maturity or duration.

The fund is nondiversified, which means it may invest a greater portion of its assets in fewer issuers than would otherwise be the case.

The fund’s assets are managed by a team of portfolio managers. Under this approach, the fund’s managers work together to oversee the fund’s entire portfolio. For more information regarding the investment process of the fund, see the “Management and organization” section of this prospectus.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent good investment opportunities. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Capital Group Fixed Income ETF Trust / Prospectus     20

Principal risks This section describes the principal risks associated with investing in the fund. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; levels of public debt and deficits; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Events (including public health emergencies, such as the spread of infectious disease), bank failures and other circumstances in one country or region could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.

Investing in municipal securities — Municipal securities are debt obligations that are exempt from federal, state and/or local income taxes. The yield and/or value of the fund’s investments in municipal securities may be adversely affected by events tied to the municipal securities markets, which can be very volatile and significantly impacted by unfavorable legislative or political developments and negative changes in the financial conditions of municipal securities issuers and the economy. To the extent the fund invests in obligations of a municipal issuer, the volatility, credit quality and performance of the fund may be adversely impacted by local political and economic conditions of the issuer. For example, a credit rating downgrade, bond default or bankruptcy involving an issuer within a particular state or territory could affect the market values and marketability of many or all municipal obligations of that state or territory. Income from municipal securities held by the fund could also be declared taxable because of changes in tax laws or interpretations by taxing authorities or as a result of noncompliant conduct of a municipal issuer. Additionally, the relative amount of publicly available information about municipal securities is generally less than that for corporate securities.

Alternative minimum tax — The fund may invest in securities, including in "private activity bonds," that may subject you to federal alternative minimum tax. Therefore, while the fund’s distributions from tax-exempt securities are not subject to regular federal income tax, a portion or all of the distributions may be included in determining a shareholder’s federal alternative minimum tax.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers of callable debt securities that may be prepaid at any time, such as mortgage- or other asset-backed securities, are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general change in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of the fund’s securities could cause the net asset value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or to try to limit losses, or may be forced to sell at a loss. Depending on market conditions, reduced liquidity of fund holdings may also cause the fund’s shares to trade in the market at wider bid-ask spreads or greater premiums or discounts to the fund’s NAV.

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by the fund could cause the values of these securities to decline.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

21     Capital Group Fixed Income ETF Trust / Prospectus

Investing in similar municipal bonds — Investing significantly in municipal obligations of multiple issuers in the same state or backed by revenues of similar types of projects or industries may make the fund more susceptible to certain economic, political or regulatory occurrences. As a result, the fund has greater risk of volatility, and greater risk of loss, from these investments.

Interest rate risk — The values and liquidity of the securities held by the fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. The fund may invest in variable and floating rate securities. When the fund holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of the fund’s shares. Although the values of such securities are generally less sensitive to interest rate changes than those of other debt securities, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as market interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, the fund may not be able to maintain a positive yield or total return and, in relatively low interest rate environments, there are heightened risks associated with rising interest rates.

Portfolio turnover — The fund may engage in frequent and active trading of its portfolio securities. Higher portfolio turnover may involve correspondingly greater transaction costs in the form of dealer spreads, brokerage commissions and other transaction costs on the sale of securities and on reinvestment in other securities. The sale of portfolio securities may also result in the realization of net capital gains, which are taxable when distributed to shareholders, unless the shareholder is exempt from taxation or his or her account is tax-favored. These costs and tax effects may adversely affect the fund’s returns to shareholders. The fund’s portfolio turnover rate may vary from year to year, as well as within a year.

Market trading — The fund shares are listed for trading on an exchange and are bought and sold on the secondary market at market prices. The market prices of fund shares are expected to fluctuate, in some cases materially, in response to changes in the fund’s net asset value (“NAV”), the intraday value of the fund’s holdings, and supply and demand for the fund shares. The existence of significant market volatility, disruptions to creations and redemptions, or potential lack of an active trading market for fund shares and/or for the holdings of the fund (including through a trading halt), among other factors, may result in the shares trading significantly above (at a premium) or below (at a discount) to NAV and bid-ask spreads may widen. A bid-ask spread is the “spread” or difference between what investors are willing to pay for fund shares (the “bid” price) and the price at which they are willing to sell fund shares (the “ask” price). If you buy fund shares when their market price is at a premium or sell the fund shares when their market price is at a discount, you may pay more than, or receive less than, NAV, respectively.

Authorized Participant concentration — Only Authorized Participants (as defined in the “Shareholder information” section below) may engage in creation or redemption transactions directly with the fund, and none of them is obligated to do so. The fund has a limited number of institutions that may act as Authorized Participants. In addition, to the extent that securities held by the fund are traded outside a collateralized settlement system, Authorized Participants may be required to post collateral on certain trades on an agency basis (on behalf of other market participants), which only a limited number of Authorized Participants may be able to do. If Authorized Participants exit the business or are unable to or elect not to engage in creation or redemption transactions, and no other Authorized Participant engages in such function, fund shares may trade at a premium or discount to the fund’s net asset value and/or at wider intraday bid-ask spreads and possibly face trading halts or delisting.

Nondiversification — As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. As a result, poor performance by a single issuer could adversely affect fund performance more than if the fund were invested in a larger number of issuers. The fund’s share price can be expected to fluctuate more than might be the case if the fund were more broadly diversified.

Cash transactions — The fund currently expects to effect at least part of its creations and redemptions for cash rather than in-kind securities. When the fund effects redemptions partly or wholly for cash, rather than in-kind, the fund may have to sell portfolio securities at inopportune times in order to obtain the cash needed to meet redemption orders. If the fund realizes gains on these sales, the fund generally will be required to recognize a gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise be required if it were to distribute portfolio securities in-kind. This strategy may cause shareholders to be subject to tax from distributions to which they would not otherwise be subject. The use of cash creations and redemptions may also cause the fund’s shares to trade in the market at wider bid-ask spreads or greater premiums or discounts to the fund’s NAV. As a result of such cash transactions, the fund could incur brokerage costs which, to the extent not offset by transaction fees that are payable by an Authorized Participant, may reduce the fund’s NAV.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Capital Group Fixed Income ETF Trust / Prospectus     22

Investment results The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe. This information provides some indication of the risks of investing in the fund. Past investment results (before and after taxes) are not predictive of future investment results. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com/etf.

Average annual total returns For the periods ended December 31, 2024:	1 year	Lifetime
Fund (inception date — 10/25/22)	2.80%	6.68%
− After taxes on distributions	2.80	6.68
− After taxes on distributions and sale of fund shares	2.98	5.91

Indexes*	1 year	Lifetime (since fund’s inception)
Bloomberg Municipal Bond Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	1.05%	5.66%
85%/15% Bloomberg 1-15 Year Blend (1-17) Municipal Bond Index / Bloomberg 1-15 Year Blend (1-17) High Yield Municipal Bond Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	1.55	5.06

* Effective July 24, 2024, the fund’s primary benchmark changed from the 85%/15% Bloomberg 1-15 Year Blend (1-17) Municipal Bond Index / Bloomberg 1-15 Year Blend (1-17) High Yield Municipal Bond Index (the “Previous Primary Benchmark”) to the Bloomberg Municipal Bond Index, a broad-based index that represents the overall applicable securities market, as required by the U.S. Securities and Exchange Commission (“SEC”). The Previous Primary Benchmark provides a means to compare the fund’s results to a benchmark that the investment adviser believes is more representative of the fund’s investment universe. There is no change in the fund’s investment strategies as a result of the benchmark change.

After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above.

23     Capital Group Fixed Income ETF Trust / Prospectus

Management

Investment adviser Capital Research and Management Company

Portfolio managers The individuals primarily responsible for the portfolio management of the fund are:

Portfolio manager/ Fund title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Mark Marinella Senior Vice President	3 years	Partner – Capital Fixed Income Investors
Jerome Solomon Senior Vice President	3 years	Partner – Capital Fixed Income Investors
Courtney K. Wolf President	3 years	Partner – Capital Fixed Income Investors

Purchase and sale of fund shares The fund is an exchange-traded fund (“ETF”). Individual shares of the fund may only be bought and sold in the secondary market through a broker-dealer at market price. Because ETF shares trade at market prices rather than at NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase fund shares (bid) and the lowest price a seller is willing to accept for fund shares (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). Recent information regarding the fund’s NAV, market price, premiums and discounts, and bid-ask spread is available at capitalgroup.com/etf.

Tax information Fund distributions of interest on municipal bonds are generally not subject to federal income tax. However, the fund may distribute taxable dividends, including distributions of short-term capital gains, which are subject to federal taxation as ordinary income. Interest on certain bonds may be subject to federal alternative minimum tax. The fund’s distributions of net long-term capital gains are taxable as long-term capital gains for federal income tax purposes.

Payments to broker-dealers and other financial intermediaries If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial professional to recommend the fund over another investment. Ask your individual financial professional or visit your financial intermediary’s website for more information.

Capital Group Fixed Income ETF Trust / Prospectus     24

Capital Group Short Duration Income ETF

Investment objective The fund’s investment objective is to provide current income, consistent with a short duration profile as described in this prospectus and with the preservation of capital.

Fees and expenses of the fund This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder fees (fees paid directly from your investment)
None

Annual fund operating expenses* (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.25%
Other expenses	0.00
Total annual fund operating expenses	0.25

* The fund’s Investment Advisory and Service Agreement provides that the investment adviser will pay all operating expenses of the fund, except for the management fees, interest expenses, taxes, acquired fund fees and expenses, costs of holding shareholder meetings, legal fees and expenses relating to arbitration or litigation, payments under the fund’s 12b-1 plan (if any) and other non-routine or extraordinary expenses. Additionally, the fund will be responsible for its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund’s securities lending program, if any.

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. No fees are charged by the fund upon the sale of fund shares, so you would incur these hypothetical costs whether or not you were to sell your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
$26	$80	$141	$318

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 192% of the average value of its portfolio.

Principal investment strategies The fund will invest primarily in bonds (bonds include any debt instrument and cash equivalents, and may be represented by derivatives). The fund maintains a portfolio of bonds, other debt securities (including asset-backed securities and other securities described below) and money market instruments consisting primarily of debt securities rated BBB– or Baa3 or better by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser. The fund’s average portfolio duration is generally expected to be less than 2 years, but may be up to 3 years.

The fund primarily invests in debt securities denominated in U.S. dollars, including securities issued and guaranteed by the U.S. government, securities of corporate issuers, mortgage-backed securities and debt securities and mortgage-backed securities issued by government sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government. In addition, the fund may invest in asset-backed securities (securities backed by assets such as auto loans, credit card receivables or other providers of credit).

The fund may invest in debt securities tied economically to countries outside the U.S. including, but not limited to, corporate debt and inflation-linked bonds issued by U.S. and non-U.S. governments, their agencies or instrumentalities. Inflation-linked bonds are structured to protect against inflation by linking the bond’s principal and interest payments to an inflation index, such as the Consumer Price Index for Urban Consumers, so that principal and interest adjust to reflect changes in the index.

The fund may also invest in futures contracts and swaps, which are types of derivatives. A derivative is a financial contract, the value of which is based on the value of an underlying financial asset (such as a stock, bond or currency), a reference rate or a market index.

The fund is nondiversified, which means it may invest a greater portion of its assets in fewer issuers than would otherwise be the case.

The fund’s assets are managed by a team of portfolio managers. Under this approach, the fund’s managers work together to oversee the fund’s entire portfolio. For more information regarding the investment process of the fund, see the “Management and organization” section of this prospectus.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent good investment opportunities. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

25     Capital Group Fixed Income ETF Trust / Prospectus

Principal risks This section describes the principal risks associated with investing in the fund. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; levels of public debt and deficits; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Events (including public health emergencies, such as the spread of infectious disease), bank failures and other circumstances in one country or region could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers of callable debt securities that may be prepaid at any time, such as mortgage- or other asset-backed securities, are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general change in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of the fund’s securities could cause the net asset value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and the fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.

Investing in securities backed by the U.S. government — U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Notwithstanding that these securities are backed by the full faith and credit of the U.S. government, circumstances could arise that would prevent or delay the payment of interest or principal on these securities, which could adversely affect their value and cause the fund to suffer losses. Such an event could lead to significant disruptions in U.S. and global markets.

Securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or to try to limit losses, or may be forced to sell at a loss. Depending on

Capital Group Fixed Income ETF Trust / Prospectus     26

market conditions, reduced liquidity of fund holdings may also cause the fund’s shares to trade in the market at wider bid-ask spreads or greater premiums or discounts to the fund’s NAV.

Investing in inflation-linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation-linked bonds may also reduce the fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to the fund.

Investing outside the United States — Securities of issuers domiciled outside the United States or with significant operations or revenues outside the United States and securities tied economically to countries outside the United States may lose value because of adverse political, social, economic or market developments in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal, auditing, financial reporting and recordkeeping standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may cause the fund to lose significantly more than its initial investment. Derivatives may be difficult to value, difficult for the fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses. Derivatives are also subject to operational risk (such as documentation issues, settlement issues and systems failures) and legal risk (such as insufficient documentation, insufficient capacity or authority of a counterparty, and issues with the legality or enforceability of a contract).

Interest rate risk — The values and liquidity of the securities held by the fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. The fund may invest in variable and floating rate securities. When the fund holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of the fund’s shares. Although the values of such securities are generally less sensitive to interest rate changes than those of other debt securities, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as market interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, the fund may not be able to maintain a positive yield or total return and, in relatively low interest rate environments, there are heightened risks associated with rising interest rates.

Portfolio turnover — The fund may engage in frequent and active trading of its portfolio securities. Higher portfolio turnover may involve correspondingly greater transaction costs in the form of dealer spreads, brokerage commissions and other transaction costs on the sale of securities and on reinvestment in other securities. The sale of portfolio securities may also result in the realization of net capital gains, which are taxable when distributed to shareholders, unless the shareholder is exempt from taxation or his or her account is tax-favored. These costs and tax effects may adversely affect the fund’s returns to shareholders. The fund’s portfolio turnover rate may vary from year to year, as well as within a year.

Market trading — The fund shares are listed for trading on an exchange and are bought and sold on the secondary market at market prices. The market prices of fund shares are expected to fluctuate, in some cases materially, in response to changes in the fund’s net asset value (“NAV”), the intraday value of the fund’s holdings, and supply and demand for the fund shares. The existence of significant market volatility, disruptions to creations and redemptions, or potential lack of an active trading market for fund shares and/or for the holdings of the fund (including through a trading halt), among other factors, may result in the shares trading significantly above (at a premium) or below (at a discount) to NAV and bid-ask spreads may widen. A bid-ask spread is the “spread” or difference between what investors are willing to pay for fund shares (the “bid” price) and the price at which they are willing to sell fund shares (the “ask” price). If you buy fund shares when their market price is at a premium or sell the fund shares when their market price is at a discount, you may pay more than, or receive less than, NAV, respectively.

Foreign securities held by the fund may be traded in markets that close at a different time than the exchange on which the fund’s shares are listed. Liquidity in those securities may be reduced after the applicable closing times. Accordingly, during the time when the fund’s

27     Capital Group Fixed Income ETF Trust / Prospectus

exchange is open but after the applicable market closing, fixing or settlement times, bid-ask spreads on the fund’s exchange and the corresponding premium or discount to the fund’s NAV may widen.

Authorized Participant concentration — Only Authorized Participants (as defined in the “Shareholder information” section below) may engage in creation or redemption transactions directly with the fund, and none of them is obligated to do so. The fund has a limited number of institutions that may act as Authorized Participants. In addition, to the extent that securities held by the fund are traded outside a collateralized settlement system, Authorized Participants may be required to post collateral on certain trades on an agency basis (on behalf of other market participants), which only a limited number of Authorized Participants may be able to do. If Authorized Participants exit the business or are unable to or elect not to engage in creation or redemption transactions, and no other Authorized Participant engages in such function, fund shares may trade at a premium or discount to the fund’s net asset value and/or at wider intraday bid-ask spreads and possibly face trading halts or delisting.

Nondiversification — As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. As a result, poor performance by a single issuer could adversely affect fund performance more than if the fund were invested in a larger number of issuers. The fund’s share price can be expected to fluctuate more than might be the case if the fund were more broadly diversified.

Cash transactions — The fund currently expects to effect at least part of its creations and redemptions for cash rather than in-kind securities. When the fund effects redemptions partly or wholly for cash, rather than in-kind, the fund may have to sell portfolio securities at inopportune times in order to obtain the cash needed to meet redemption orders. If the fund realizes gains on these sales, the fund generally will be required to recognize a gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise be required if it were to distribute portfolio securities in-kind. This strategy may cause shareholders to be subject to tax from distributions to which they would not otherwise be subject. The use of cash creations and redemptions may also cause the fund’s shares to trade in the market at wider bid-ask spreads or greater premiums or discounts to the fund’s NAV. As a result of such cash transactions, the fund could incur brokerage costs which, to the extent not offset by transaction fees that are payable by an Authorized Participant, may reduce the fund’s NAV.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Capital Group Fixed Income ETF Trust / Prospectus     28

Investment results The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe. This information provides some indication of the risks of investing in the fund. Past investment results (before and after taxes) are not predictive of future investment results. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com/etf.

Average annual total returns For the periods ended December 31, 2024:	1 year	Lifetime
Fund (inception date — 10/25/22)	5.51%	5.69%
− After taxes on distributions	3.56	3.80
− After taxes on distributions and sale of fund shares	3.23	3.54

Indexes*	1 year	Lifetime (since fund’s inception)
Bloomberg U.S. Aggregate Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	1.25%	4.76%
Bloomberg U.S. Government/Credit 1-3 Year Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	4.36	4.60

* Effective July 24, 2024, the fund’s primary benchmark changed from the Bloomberg U.S. Government/Credit 1-3 Year Index (the “Previous Primary Benchmark”) to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the U.S. Securities and Exchange Commission (“SEC”). The Previous Primary Benchmark provides a means to compare the fund’s results to a benchmark that the investment adviser believes is more representative of the fund’s investment universe. There is no change in the fund’s investment strategies as a result of the benchmark change.

After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above.

Management

Investment adviser Capital Research and Management Company

Portfolio managers The individuals primarily responsible for the portfolio management of the fund are:

Portfolio manager/ Fund title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Vincent J. Gonzales President	3 years	Partner – Capital Fixed Income Investors
Steven D. Lotwin Senior Vice President	3 years	Partner – Capital Fixed Income Investors

Purchase and sale of fund shares The fund is an exchange-traded fund (“ETF”). Individual shares of the fund may only be bought and sold in the secondary market through a broker-dealer at market price. Because ETF shares trade at market prices rather than at NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase fund shares (bid) and the lowest price a seller is willing to accept for fund shares (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). Recent information regarding the fund’s NAV, market price, premiums and discounts, and bid-ask spread is available at capitalgroup.com/etf.

Tax information Dividends and capital gain distributions you receive from the fund are subject to federal income taxes and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-favored.

Payments to broker-dealers and other financial intermediaries If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial professional to recommend the fund over another investment. Ask your individual financial professional or visit your financial intermediary’s website for more information.

29     Capital Group Fixed Income ETF Trust / Prospectus

Capital Group Short Duration Municipal Income ETF

Investment objective The fund’s investment objective is to provide current income exempt from regular federal income tax, consistent with a short duration profile as described in this prospectus and with the preservation of capital.

Fees and expenses of the fund This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder fees (fees paid directly from your investment)
None

Annual fund operating expenses* (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.25%
Other expenses	0.00
Total annual fund operating expenses	0.25

* The fund’s Investment Advisory and Service Agreement provides that the investment adviser will pay all operating expenses of the fund, except for the management fees, interest expenses, taxes, acquired fund fees and expenses, costs of holding shareholder meetings, legal fees and expenses relating to arbitration or litigation, payments under the fund’s 12b-1 plan (if any) and other non-routine or extraordinary expenses. Additionally, the fund will be responsible for its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund’s securities lending program, if any.

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. No fees are charged by the fund upon the sale of fund shares, so you would incur these hypothetical costs whether or not you were to sell your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
$26	$80	$141	$318

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 54% of the average value of its portfolio.

Principal investment strategies The fund will normally invest at least 80% of its assets in, or derive at least 80% of its income from, securities that are exempt from regular federal income tax. Such securities consist of municipal bonds, which are debt obligations that pay interest that is exempt from federal income taxation, with payments made from a wide variety of sources, including governmental revenue streams and private enterprises. The fund will invest up to 20% of its assets in private activity bonds whose interest is generally subject to the federal alternative minimum tax.

The fund will invest at least 80% of its assets in bonds and other debt instruments. The fund may invest in insured municipal bonds, which are municipal bonds that are insured generally as to the timely payment of interest and repayment of principal. In addition, the fund may invest in debt securities of varying credit quality, including up to 10% of its assets in debt securities rated BB+ or below and Ba1 or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser, or unrated but determined by the fund’s investment adviser to be of equivalent quality. Securities rated BB+ or below and Ba1 or below are sometimes referred to as “junk bonds.” The fund may invest in debt securities of any maturity. The fund will maintain a weighted average effective portfolio duration that is within 1 year of that of the Bloomberg Municipal Short 1-5 Years Index.

The fund may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies.

The fund is nondiversified, which means it may invest a greater portion of its assets in fewer issuers than would otherwise be the case.

The fund’s assets are managed by a team of portfolio managers. Under this approach, the fund’s managers work together to oversee the fund’s entire portfolio.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent good investment opportunities. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Capital Group Fixed Income ETF Trust / Prospectus     30

Principal risks This section describes the principal risks associated with investing in the fund. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; levels of public debt and deficits; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Events (including public health emergencies, such as the spread of infectious disease), bank failures and other circumstances in one country or region could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.

Investing in municipal securities — Municipal securities are debt obligations that are exempt from federal, state and/or local income taxes. The yield and/or value of the fund’s investments in municipal securities may be adversely affected by events tied to the municipal securities markets, which can be very volatile and significantly impacted by unfavorable legislative or political developments and negative changes in the financial conditions of municipal securities issuers and the economy. To the extent the fund invests in obligations of a municipal issuer, the volatility, credit quality and performance of the fund may be adversely impacted by local political and economic conditions of the issuer. For example, a credit rating downgrade, bond default or bankruptcy involving an issuer within a particular state or territory could affect the market values and marketability of many or all municipal obligations of that state or territory. Income from municipal securities held by the fund could also be declared taxable because of changes in tax laws or interpretations by taxing authorities or as a result of noncompliant conduct of a municipal issuer. Additionally, the relative amount of publicly available information about municipal securities is generally less than that for corporate securities.

Alternative minimum tax — The fund may invest in securities, including in "private activity bonds," that may subject you to federal alternative minimum tax. Therefore, while the fund’s distributions from tax-exempt securities are not subject to regular federal income tax, a portion or all of the distributions may be included in determining a shareholder’s federal alternative minimum tax.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers of callable debt securities that may be prepaid at any time, such as mortgage- or other asset-backed securities, are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general change in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of the fund’s securities could cause the net asset value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or to try to limit losses, or may be forced to sell at a loss. Depending on market conditions, reduced liquidity of fund holdings may also cause the fund’s shares to trade in the market at wider bid-ask spreads or greater premiums or discounts to the fund’s NAV.

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by the fund could cause the values of these securities to decline.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

31     Capital Group Fixed Income ETF Trust / Prospectus

Investing in similar municipal bonds — Investing significantly in municipal obligations of multiple issuers in the same state or backed by revenues of similar types of projects or industries may make the fund more susceptible to certain economic, political or regulatory occurrences. As a result, the fund has greater risk of volatility, and greater risk of loss, from these investments.

Insured municipal bonds – The fund may invest in municipal bonds that are insured generally as to the timely payment of interest and repayment of principal. Insurance that covers a municipal bond does not guarantee the market value of the bond or the prices of the fund’s shares. Market conditions or changes to ratings criteria could adversely impact the ratings of municipal bond insurers. If the credit rating of the insurer were downgraded or withdrawn by rating agencies, this could have an adverse effect upon the credit rating of the insured bond and, therefore, its market value, despite the quality of the underlying issuer.

Interest rate risk — The values and liquidity of the securities held by the fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. The fund may invest in variable and floating rate securities. When the fund holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of the fund’s shares. Although the values of such securities are generally less sensitive to interest rate changes than those of other debt securities, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as market interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, the fund may not be able to maintain a positive yield or total return and, in relatively low interest rate environments, there are heightened risks associated with rising interest rates.

Portfolio turnover — The fund may engage in frequent and active trading of its portfolio securities. Higher portfolio turnover may involve correspondingly greater transaction costs in the form of dealer spreads, brokerage commissions and other transaction costs on the sale of securities and on reinvestment in other securities. The sale of portfolio securities may also result in the realization of net capital gains, which are taxable when distributed to shareholders, unless the shareholder is exempt from taxation or his or her account is tax-favored. These costs and tax effects may adversely affect the fund’s returns to shareholders. The fund’s portfolio turnover rate may vary from year to year, as well as within a year.

Market trading — The fund shares are listed for trading on an exchange and are bought and sold on the secondary market at market prices. The market prices of fund shares are expected to fluctuate, in some cases materially, in response to changes in the fund’s net asset value (“NAV”), the intraday value of the fund’s holdings, and supply and demand for the fund shares. The existence of significant market volatility, disruptions to creations and redemptions, or potential lack of an active trading market for fund shares and/or for the holdings of the fund (including through a trading halt), among other factors, may result in the shares trading significantly above (at a premium) or below (at a discount) to NAV and bid-ask spreads may widen. A bid-ask spread is the “spread” or difference between what investors are willing to pay for fund shares (the “bid” price) and the price at which they are willing to sell fund shares (the “ask” price). If you buy fund shares when their market price is at a premium or sell the fund shares when their market price is at a discount, you may pay more than, or receive less than, NAV, respectively.

Authorized Participant concentration — Only Authorized Participants (as defined in the “Shareholder information” section below) may engage in creation or redemption transactions directly with the fund, and none of them is obligated to do so. The fund has a limited number of institutions that may act as Authorized Participants. In addition, to the extent that securities held by the fund are traded outside a collateralized settlement system, Authorized Participants may be required to post collateral on certain trades on an agency basis (on behalf of other market participants), which only a limited number of Authorized Participants may be able to do. If Authorized Participants exit the business or are unable to or elect not to engage in creation or redemption transactions, and no other Authorized Participant engages in such function, fund shares may trade at a premium or discount to the fund’s net asset value and/or at wider intraday bid-ask spreads and possibly face trading halts or delisting.

Nondiversification — As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. As a result, poor performance by a single issuer could adversely affect fund performance more than if the fund were invested in a larger number of issuers. The fund’s share price can be expected to fluctuate more than might be the case if the fund were more broadly diversified.

Cash transactions — The fund currently expects to effect at least part of its creations and redemptions for cash rather than in-kind securities. When the fund effects redemptions partly or wholly for cash, rather than in-kind, the fund may have to sell portfolio securities at inopportune times in order to obtain the cash needed to meet redemption orders. If the fund realizes gains on these sales, the fund generally will be required to recognize a gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise be required if it were to distribute portfolio securities in-kind. This strategy may cause shareholders to be subject to tax from distributions to which they would not otherwise be subject. The use of cash creations and redemptions may also cause the fund’s shares to trade in the market at wider bid-ask spreads or greater premiums or discounts to the fund’s NAV. As a result of such cash transactions, the fund could incur brokerage costs which, to the extent not offset by transaction fees that are payable by an Authorized Participant, may reduce the fund’s NAV.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Capital Group Fixed Income ETF Trust / Prospectus     32

Investment results The following bar chart shows the fund’s investment results for its first full calendar year of operations, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe. This information provides some indication of the risks of investing in the fund. Past investment results (before and after taxes) are not predictive of future investment results. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com/etf.

Average annual total returns For the periods ended December 31, 2024:	1 year	Lifetime
Fund (inception date — 9/26/23)	3.77%	6.23%
− After taxes on distributions	3.77	6.23
− After taxes on distributions and sale of fund shares	3.53	5.53

Indexes	1 year	Lifetime (since fund’s inception)
Bloomberg Municipal Bond Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	1.05%	6.64%
Bloomberg Municipal Short 1-5 Years Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	2.07	4.29

After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above.

Management

Investment adviser Capital Research and Management Company

Portfolio managers The individuals primarily responsible for the portfolio management of the fund are:

Portfolio manager/ Fund title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Vikas Malhotra President	1 year	Vice President – Capital Fixed Income Investors
Mark Marinella Senior Vice President	1 year	Partner – Capital Fixed Income Investors

Purchase and sale of fund shares The fund is an exchange-traded fund (“ETF”). Individual shares of the fund may only be bought and sold in the secondary market through a broker-dealer at market price. Because ETF shares trade at market prices rather than at NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase fund shares (bid) and the lowest price a seller is willing to accept for fund shares (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). Recent information regarding the fund’s NAV, market price, premiums and discounts, and bid-ask spread is available at capitalgroup.com/etf.

Tax information Fund distributions of interest on municipal bonds are generally not subject to federal income tax. However, the fund may distribute taxable dividends, including distributions of short-term capital gains, which are subject to federal taxation as ordinary income. Interest on certain bonds may be subject to federal alternative minimum tax. The fund’s distributions of net long-term capital gains are taxable as long-term capital gains for federal income tax purposes.

Payments to broker-dealers and other financial intermediaries If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial professional to recommend the fund over another investment. Ask your individual financial professional or visit your financial intermediary’s website for more information.

33     Capital Group Fixed Income ETF Trust / Prospectus

Capital Group Ultra Short Income ETF

Investment objective

The fund’s investment objective is to provide current income, consistent with an ultra-short duration profile, focused on preservation of capital.

Fees and expenses of the fund This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder fees (fees paid directly from your investment)
None

Annual fund operating expenses[1] (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.18%
Other expenses[2]	0.00
Total annual fund operating expenses	0.18

1 The fund’s Investment Advisory and Service Agreement provides that the investment adviser will pay all operating expenses of the fund, except for the management fees, interest expenses, taxes, acquired fund fees and expenses, costs of holding shareholder meetings, legal fees and expenses relating to arbitration or litigation, payments under the fund’s 12b-1 plan (if any) and other non-routine or extraordinary expenses. Additionally, the fund will be responsible for its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund’s securities lending program, if any.

2 Based on estimated amounts for the current fiscal year.

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. No fees are charged by the fund upon the sale of fund shares, so you would incur these hypothetical costs whether or not you were to sell your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
$18	$58	$102	$230

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the period from June 25, 2024, when the fund commenced investment operations, to the end of the most recent fiscal year, the fund’s portfolio turnover rate was 26% of the average value of its portfolio.

Principal investment strategies The fund will invest at least 80% of its assets in bonds and other debt securities that accrue income, which may be represented by derivatives. Under normal circumstances, the fund will invest primarily in investment grade, U.S. dollar denominated short-term debt, including: high-quality, short-term money market instruments such as commercial paper and certificates of deposit; U.S. Treasury securities and other government securities guaranteed or issued by an agency or instrumentality of the U.S. government; corporate securities; and asset-backed securities. The fund may invest substantially in debt securities that are tied economically to countries outside the United States, including securities issued by foreign corporations or foreign governments and their agencies and instrumentalities.

The fund will invest primarily in investment-grade debt with a minimum short-term rating of P-2, A-2 or F2 or better, or a minimum long-term rating of BBB- or Baa3, in each case given by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser.

The fund may also invest in futures contracts and swaps, which are types of derivatives. A derivative is a financial contract, the value of which is based on the value of an underlying financial asset (such as a stock, bond or currency), a reference rate or a market index.

The fund seeks to maintain an average portfolio duration of one year or less. However, under certain market conditions, such as in periods of significant volatility in interest rates and spreads, the fund’s duration may be longer than one year. In addition, under normal market conditions, the fund seeks to maintain a dollar-weighted average effective maturity of two years or less.

The fund is nondiversified, which means it may invest a greater portion of its assets in fewer issuers than would otherwise be the case. In addition, under normal market conditions, the fund will invest more than 25% of its assets in securities issued by companies in the financials group of industries. However, the fund may invest 25% of its assets or less in such industries as a temporary defensive measure.

The fund’s assets are managed by a team of portfolio managers. Under this approach, the fund’s managers work together to oversee the fund’s entire portfolio. For more information regarding the investment process of the fund, see the “Management and organization” section of this prospectus.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent good investment opportunities. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Capital Group Fixed Income ETF Trust / Prospectus     34

Principal risks This section describes the principal risks associated with investing in the fund. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; levels of public debt and deficits; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Events (including public health emergencies, such as the spread of infectious disease), bank failures and other circumstances in one country or region could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers of callable debt securities that may be prepaid at any time, such as mortgage- or other asset-backed securities, are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general change in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of the fund’s securities could cause the net asset value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities.

Investing in cash equivalents — Cash equivalents, such as commercial paper, asset-backed commercial paper, short term-bank obligations and corporate bonds and notes that mature or may be redeemed or mature within thirteen months or less, like other fixed income instruments are subject to interest rate risk. However, the short-term nature of a commercial paper investment makes it less susceptible to volatility than many other fixed income securities because interest rate risk typically increases as maturity lengths increase. Commercial paper is often unsecured, but may be supported by letters of credit or other forms of collateral. Maturing commercial paper are usually repaid by the issuer from the proceeds of new commercial paper issuances. As a result, investment in commercial paper is subject to rollover risk, or the risk that the issuer cannot issue enough new commercial paper to satisfy its outstanding commercial paper. As with all fixed income securities, there is a chance that the issuer will default on its short-term obligations and these securities may become illiquid or suffer from reduced liquidity in these or other situations.

Investing in financials — Under normal circumstances, a significant portion of the fund’s portfolio will be comprised of securities issued by companies in the financials group of industries. As a result, the fund may be more susceptible to any economic, business, political or other developments which generally affect this group of industries. The profitability of many types of financial companies may be adversely affected in certain market cycles, including during periods of rising interest rates, which may restrict the availability and increase the cost of capital, and declining economic conditions, which may cause credit losses due to financial difficulties of borrowers. Because many types of financial companies are vulnerable to these economic cycles, the fund’s investments may lose value during such periods.

Investing in securities backed by the U.S. government — U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government.

Securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in asset-backed securities — Asset-backed securities include debt obligations that represent interests in pools of income-bearing assets, such as consumer loans or receivables. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and the fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s

35     Capital Group Fixed Income ETF Trust / Prospectus

income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities. Asset-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the asset may decline in value and be insufficient, upon foreclosure, to repay the associated loans.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may cause the fund to lose significantly more than its initial investment. Derivatives may be difficult to value, difficult for the fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses. Derivatives are also subject to operational risk (such as documentation issues, settlement issues and systems failures) and legal risk (such as insufficient documentation, insufficient capacity or authority of a counterparty, and issues with the legality or enforceability of a contract).

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or to try to limit losses, or may be forced to sell at a loss. Depending on market conditions, reduced liquidity of fund holdings may also cause the fund’s shares to trade in the market at wider bid-ask spreads or greater premiums or discounts to the fund’s NAV.

Investing outside the United States — Securities of issuers domiciled outside the United States or with significant operations or revenues outside the United States and securities tied economically to countries outside the United States may lose value because of adverse political, social, economic or market developments in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal, auditing, financial reporting and recordkeeping standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio.

Interest rate risk — The values and liquidity of the securities held by the fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. The fund may invest in variable and floating rate securities. When the fund holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of the fund’s shares. Although the values of such securities are generally less sensitive to interest rate changes than those of other debt securities, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as market interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, the fund may not be able to maintain a positive yield or total return and, in relatively low interest rate environments, there are heightened risks associated with rising interest rates.

Exposure to country, region, industry or sector — Subject to the fund’s investment limitations, the fund may have significant exposure to a particular country, region, industry or sector. Such exposure may cause the fund to be more impacted by risks relating to and developments affecting the country, region, industry or sector, and thus its net asset value may be more volatile, than a fund without such levels of exposure. For example, if the fund has significant exposure in a particular country, then social, economic, regulatory or other issues that negatively affect that country may have a greater impact on the fund than on a fund that is more geographically diversified.

Market trading — The fund shares are listed for trading on an exchange and are bought and sold on the secondary market at market prices. The market prices of fund shares are expected to fluctuate, in some cases materially, in response to changes in the fund’s net asset value (“NAV”), the intraday value of the fund’s holdings, and supply and demand for the fund shares. The existence of significant market volatility, disruptions to creations and redemptions, or potential lack of an active trading market for fund shares and/or for the holdings of the fund (including through a trading halt), among other factors, may result in the shares trading significantly above (at a premium) or below (at a discount) to NAV and bid-ask spreads may widen. A bid-ask spread is the “spread” or difference between what investors are willing to pay for fund shares (the “bid” price) and the price at which they are willing to sell fund shares (the “ask” price). If you buy fund shares when their market price is at a premium or sell the fund shares when their market price is at a discount, you may pay more than, or receive less than, NAV, respectively.

Capital Group Fixed Income ETF Trust / Prospectus     36

Authorized Participant concentration — Only Authorized Participants (as defined in the “Shareholder information” section below) may engage in creation or redemption transactions directly with the fund, and none of them is obligated to do so. The fund has a limited number of institutions that may act as Authorized Participants. In addition, to the extent that securities held by the fund are traded outside a collateralized settlement system, Authorized Participants may be required to post collateral on certain trades on an agency basis (on behalf of other market participants), which only a limited number of Authorized Participants may be able to do. If Authorized Participants exit the business or are unable to or elect not to engage in creation or redemption transactions, and no other Authorized Participant engages in such function, fund shares may trade at a premium or discount to the fund’s net asset value and/or at wider intraday bid-ask spreads and possibly face trading halts or delisting.

Nondiversification — As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. As a result, poor performance by a single issuer could adversely affect fund performance more than if the fund were invested in a larger number of issuers. The fund’s share price can be expected to fluctuate more than might be the case if the fund were more broadly diversified.

Cash transactions — The fund currently expects to effect at least part of its creations and redemptions for cash rather than in-kind securities. When the fund effects redemptions partly or wholly for cash, rather than in-kind, the fund may have to sell portfolio securities at inopportune times in order to obtain the cash needed to meet redemption orders. If the fund realizes gains on these sales, the fund generally will be required to recognize a gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise be required if it were to distribute portfolio securities in-kind. This strategy may cause shareholders to be subject to tax from distributions to which they would not otherwise be subject. The use of cash creations and redemptions may also cause the fund’s shares to trade in the market at wider bid-ask spreads or greater premiums or discounts to the fund’s NAV. As a result of such cash transactions, the fund could incur brokerage costs which, to the extent not offset by transaction fees that are payable by an Authorized Participant, may reduce the fund’s NAV.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results Because the fund has been in operation for less than one full calendar year, information regarding investment results is not available as of the date of this prospectus.

37     Capital Group Fixed Income ETF Trust / Prospectus

Management

Investment adviser Capital Research and Management Company

Portfolio managers The individuals primarily responsible for the portfolio management of the fund are:

Portfolio manager/ Fund title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Oliver V. Edmonds Senior Vice President	1 year	Partner – Capital Fixed Income Investors
Steven D. Lotwin President	1 year	Partner – Capital Fixed Income Investors

Purchase and sale of fund shares The fund is an exchange-traded fund (“ETF”). Individual shares of the fund may only be bought and sold in the secondary market through a broker-dealer at market price. Because ETF shares trade at market prices rather than at NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase fund shares (bid) and the lowest price a seller is willing to accept for fund shares (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). Recent information regarding the fund’s NAV, market price, premiums and discounts, and bid-ask spread is available at capitalgroup.com/etf.

Tax information Dividends and capital gain distributions you receive from the fund are subject to federal income taxes and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-favored.

Payments to broker-dealers and other financial intermediaries If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial professional to recommend the fund over another investment. Ask your individual financial professional or visit your financial intermediary’s website for more information.

Capital Group Fixed Income ETF Trust / Prospectus     38

Capital Group U.S. Multi-Sector Income ETF

Investment objective The fund’s investment objective is to provide a high level of current income. Its secondary investment objective is capital appreciation.

Fees and expenses of the fund This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder fees (fees paid directly from your investment)
None

Annual fund operating expenses* (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.39%
Other expenses	0.00
Total annual fund operating expenses	0.39

* The fund’s Investment Advisory and Service Agreement provides that the investment adviser will pay all operating expenses of the fund, except for the management fees, interest expenses, taxes, acquired fund fees and expenses, costs of holding shareholder meetings, legal fees and expenses relating to arbitration or litigation, payments under the fund’s 12b-1 plan (if any) and other non-routine or extraordinary expenses. Additionally, the fund will be responsible for its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund’s securities lending program, if any.

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. No fees are charged by the fund upon the sale of fund shares, so you would incur these hypothetical costs whether or not you were to sell your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
$40	$125	$219	$493

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 41% of the average value of its portfolio.

Principal investment strategies The fund normally invests at least 80% of its assets in the United States. The fund invests primarily in bonds and other debt instruments, which may be represented by derivatives. In seeking to achieve a high level of current income, the fund invests in a broad range of debt securities across the credit spectrum. Normally, the fund will invest its assets across three primary sectors: high-yield corporate debt, investment grade corporate debt and securitized debt. The proportion of securities held by the fund within each of these credit sectors will vary with market conditions and the investment adviser’s assessment of their relative attractiveness as investment opportunities. The fund may opportunistically invest in other sectors including, but not limited to, U.S. government debt, municipal debt and non-corporate credit, in response to market conditions. The fund may invest in debt securities of any maturity or duration.

The fund may invest substantially in securities rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Ratings Organizations designated by the fund’s investment adviser, or in securities that are unrated but determined to be of equivalent quality by the fund’s investment adviser. Such securities, sometimes referred to as “junk bonds," may be in the high-yield corporate debt sector or the securitized debt sector or any sector in which the fund may invest opportunistically. The fund may also invest up to 20% of its assets tied economically to countries outside the United States.

The fund may invest in futures contracts and swaps, which are types of derivatives. A derivative is a financial contract, the value of which is based on the value of an underlying financial asset (such as a stock, bond or currency), a reference rate or a market index.

The fund is nondiversified, which means it may invest a greater portion of its assets in fewer issuers than would otherwise be the case.

The fund’s assets are managed by a team of portfolio managers. Under this approach, the fund’s managers work together to oversee the fund’s entire portfolio. For more information regarding the investment process of the fund, see the “Management and organization” section of this prospectus.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent good investment opportunities. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

39     Capital Group Fixed Income ETF Trust / Prospectus

Principal risks This section describes the principal risks associated with investing in the fund. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; levels of public debt and deficits; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Events (including public health emergencies, such as the spread of infectious disease), bank failures and other circumstances in one country or region could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers of callable debt securities that may be prepaid at any time, such as mortgage- or other asset-backed securities, are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general change in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of the fund’s securities could cause the net asset value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and the fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may cause the fund to lose significantly more than its initial investment. Derivatives may be difficult to value, difficult for the fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses. Derivatives are also subject to operational risk (such as documentation issues, settlement issues and systems failures) and legal risk (such as insufficient documentation, insufficient capacity or authority of a counterparty, and issues with the legality or enforceability of a contract).

Capital Group Fixed Income ETF Trust / Prospectus     40

Exposure to country, region, industry or sector — Subject to the fund’s investment limitations, the fund may have significant exposure to a particular country, region, industry or sector. Such exposure may cause the fund to be more impacted by risks relating to and developments affecting the country, region, industry or sector, and thus its net asset value may be more volatile, than a fund without such levels of exposure. For example, if the fund has significant exposure in a particular country, then social, economic, regulatory or other issues that negatively affect that country may have a greater impact on the fund than on a fund that is more geographically diversified.

Investing outside the United States — Securities of issuers domiciled outside the United States or with significant operations or revenues outside the United States and securities tied economically to countries outside the United States may lose value because of adverse political, social, economic or market developments in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal, auditing, financial reporting and recordkeeping standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or to try to limit losses, or may be forced to sell at a loss. Depending on market conditions, reduced liquidity of fund holdings may also cause the fund’s shares to trade in the market at wider bid-ask spreads or greater premiums or discounts to the fund’s NAV.

Interest rate risk — The values and liquidity of the securities held by the fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. The fund may invest in variable and floating rate securities. When the fund holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of the fund’s shares. Although the values of such securities are generally less sensitive to interest rate changes than those of other debt securities, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as market interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, the fund may not be able to maintain a positive yield or total return and, in relatively low interest rate environments, there are heightened risks associated with rising interest rates.

Portfolio turnover — The fund may engage in frequent and active trading of its portfolio securities. Higher portfolio turnover may involve correspondingly greater transaction costs in the form of dealer spreads, brokerage commissions and other transaction costs on the sale of securities and on reinvestment in other securities. The sale of portfolio securities may also result in the realization of net capital gains, which are taxable when distributed to shareholders, unless the shareholder is exempt from taxation or his or her account is tax-favored. These costs and tax effects may adversely affect the fund’s returns to shareholders. The fund’s portfolio turnover rate may vary from year to year, as well as within a year.

Market trading — The fund shares are listed for trading on an exchange and are bought and sold on the secondary market at market prices. The market prices of fund shares are expected to fluctuate, in some cases materially, in response to changes in the fund’s net asset value (“NAV”), the intraday value of the fund’s holdings, and supply and demand for the fund shares. The existence of significant market volatility, disruptions to creations and redemptions, or potential lack of an active trading market for fund shares and/or for the holdings of the fund (including through a trading halt), among other factors, may result in the shares trading significantly above (at a premium) or below (at a discount) to NAV and bid-ask spreads may widen. A bid-ask spread is the “spread” or difference between what investors are willing to pay for fund shares (the “bid” price) and the price at which they are willing to sell fund shares (the “ask” price). If you buy fund shares when their market price is at a premium or sell the fund shares when their market price is at a discount, you may pay more than, or receive less than, NAV, respectively.

Foreign securities held by the fund may be traded in markets that close at a different time than the exchange on which the fund’s shares are listed. Liquidity in those securities may be reduced after the applicable closing times. Accordingly, during the time when the fund’s exchange is open but after the applicable market closing, fixing or settlement times, bid-ask spreads on the fund’s exchange and the corresponding premium or discount to the fund’s NAV may widen.

41     Capital Group Fixed Income ETF Trust / Prospectus

Authorized Participant concentration — Only Authorized Participants (as defined in the “Shareholder information” section below) may engage in creation or redemption transactions directly with the fund, and none of them is obligated to do so. The fund has a limited number of institutions that may act as Authorized Participants. In addition, to the extent that securities held by the fund are traded outside a collateralized settlement system, Authorized Participants may be required to post collateral on certain trades on an agency basis (on behalf of other market participants), which only a limited number of Authorized Participants may be able to do. If Authorized Participants exit the business or are unable to or elect not to engage in creation or redemption transactions, and no other Authorized Participant engages in such function, fund shares may trade at a premium or discount to the fund’s net asset value and/or at wider intraday bid-ask spreads and possibly face trading halts or delisting.

Nondiversification — As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. As a result, poor performance by a single issuer could adversely affect fund performance more than if the fund were invested in a larger number of issuers. The fund’s share price can be expected to fluctuate more than might be the case if the fund were more broadly diversified.

Cash transactions — The fund currently expects to effect at least part of its creations and redemptions for cash rather than in-kind securities. When the fund effects redemptions partly or wholly for cash, rather than in-kind, the fund may have to sell portfolio securities at inopportune times in order to obtain the cash needed to meet redemption orders. If the fund realizes gains on these sales, the fund generally will be required to recognize a gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise be required if it were to distribute portfolio securities in-kind. This strategy may cause shareholders to be subject to tax from distributions to which they would not otherwise be subject. The use of cash creations and redemptions may also cause the fund’s shares to trade in the market at wider bid-ask spreads or greater premiums or discounts to the fund’s NAV. As a result of such cash transactions, the fund could incur brokerage costs which, to the extent not offset by transaction fees that are payable by an Authorized Participant, may reduce the fund’s NAV.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Capital Group Fixed Income ETF Trust / Prospectus     42

Investment results The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe. This information provides some indication of the risks of investing in the fund. Past investment results (before and after taxes) are not predictive of future investment results. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com/etf.

Average annual total returns For the periods ended December 31, 2024:	1 year	Lifetime
Fund (inception date — 10/25/22)	7.29%	10.29%
− After taxes on distributions	4.73	7.67
− After taxes on distributions and sale of fund shares	4.27	6.76

Indexes	1 year	Lifetime (since fund’s inception)
Bloomberg U.S. Aggregate Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	1.25%	4.76%
Bloomberg Custom Multi-Sector Composite Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	6.93	9.23

After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above.

Management

Investment adviser Capital Research and Management Company

Portfolio managers The individuals primarily responsible for the portfolio management of the fund are:

Portfolio manager/ Fund title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Xavier Goss Senior Vice President	3 years	Partner – Capital Fixed Income Investors
Sandro Lazzarini	Less than 1 year	Partner – Capital Fixed Income Investors
Damien J. McCann President	3 years	Partner – Capital Fixed Income Investors
Scott Sykes Senior Vice President	3 years	Partner – Capital Fixed Income Investors
Shannon Ward Senior Vice President	3 years	Partner – Capital Fixed Income Investors

Purchase and sale of fund shares The fund is an exchange-traded fund (“ETF”). Individual shares of the fund may only be bought and sold in the secondary market through a broker-dealer at market price. Because ETF shares trade at market prices rather than at NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase fund shares (bid) and the lowest price a seller is willing to accept for fund shares (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). Recent information regarding the fund’s NAV, market price, premiums and discounts, and bid-ask spread is available at capitalgroup.com/etf.

Tax information Dividends and capital gain distributions you receive from the fund are subject to federal income taxes and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-favored.

Payments to broker-dealers and other financial intermediaries If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial professional to recommend the fund over another investment. Ask your individual financial professional or visit your financial intermediary’s website for more information.

43     Capital Group Fixed Income ETF Trust / Prospectus

Investment objective, strategies and risks

Capital Group Core Bond ETF The fund’s investment objective is to provide as high a level of current income as is consistent with the preservation of capital. While it has no present intention to do so, the fund’s board may change the fund’s investment objective without shareholder approval upon 60 days’ prior written notice to shareholders.

The fund seeks to maximize your level of current income and preserve your capital by investing primarily in bonds. Normally the fund invests at least 80% of its assets in bonds and other debt securities (such as those described below), which may be represented by derivatives such as futures contracts and swaps. This policy is subject to change only upon 60 days’ prior written notice to shareholders. The fund invests in debt securities (excluding derivatives) rated BBB- or better or Baa3 or better by Nationally Recognized Statistical Ratings Organizations designated by the fund’s investment adviser, or in debt securities that are unrated but determined to be of equivalent quality by the fund’s investment adviser, in each case at the time of purchase. The fund does not invest in securities rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Ratings Organizations designated by the fund’s investment adviser, or in securities that are unrated but determined to be of equivalent quality by the fund’s investment adviser at the time of purchase. Such securities are sometimes referred to as “junk bonds.”

The fund may invest in U.S. government securities such as treasuries which are backed by the full faith and credit of the U.S. government, as well as in debt securities and mortgage-backed securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government. The fund may invest in debt securities of any maturity or duration. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates. For example, the price of a security with a duration of five years would be expected to fall approximately 5% if interest rates rose by one percentage point.

The fund may invest in inflation-linked bonds issued by U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations. Inflation-linked bonds are structured to protect against inflation by linking the bond’s principal and interest payments to an inflation index, such as the Consumer Price Index for Urban Consumers, so that principal and interest adjust to reflect changes in the index.

The fund may invest in futures contracts and swaps, which are types of derivatives. A derivative is a financial contract, the value of which is based on the value of an underlying financial asset (such as a stock, bond or currency), a reference rate or a market index.

The fund may invest in futures contracts and interest rate swaps in order to seek to manage the fund’s sensitivity to interest rates, in total return swaps in order to gain exposure to a market without investing directly in such market, and in credit default swap indices, or CDSIs, in order to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks. A futures contract is a standardized exchange-traded agreement to buy or sell a specific quantity of an underlying asset, rate or index at an agreed-upon price at a stipulated future date. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in one or more interest rates, one of which is typically fixed and the other of which is typically a floating rate based on a designated short-term interest rate, such as the Secured Overnight Financing Rate, prime rate or other benchmark. A total return swap is an agreement in which one party agrees to make periodic payments to the other party based on the change in market value of the assets underlying the contract in exchange for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. The fund may invest in total return swaps where the asset underlying the contract is a securities index. A CDSI is based on a portfolio of credit default swaps with similar characteristics, such as credit default swaps on high-yield bonds. In a typical CDSI transaction, one party – the protection buyer – is obligated to pay the other party – the protection seller – a stream of periodic payments over the term of the contract, provided generally that no credit event on an underlying reference obligation has occurred. If such a credit event has occurred, the protection seller must pay the protection buyer the loss on those credits.

The fund may also enter into currency transactions to provide for the purchase or sale of a currency needed to purchase a security denominated in such currency. In addition, the fund may enter into forward currency contracts to protect against changes in currency exchange rates, to increase exposure to a particular foreign currency, to shift exposure to currency fluctuations from one currency to another or to seek to increase returns. A forward currency contract is an agreement to purchase or sell a specific currency at a future date at a fixed price. The fund may also invest in future delivery contracts, including to-be-announced contracts.

The fund is nondiversified, which means it may invest a greater portion of its assets in fewer issuers than would otherwise be the case.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent good investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental research, which may include analysis of credit quality, general economic conditions and various quantitative measures and, in the case of corporate obligations, meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

In addition to the principal investment strategies described above, the fund has other investment practices as described below and in the statement of additional information.

The fund may hold cash or cash equivalents, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions. The investment adviser may determine that it is appropriate to invest a substantial portion of the fund’s assets in such instruments in response to certain circumstances, such as periods of market turmoil. For temporary defensive purposes, the fund may invest without limitation in such instruments. A larger percentage of such holdings could reduce the magnitude of the fund’s gain in a period of rising market prices. Alternatively, a larger percentage of such holdings could reduce the magnitude of the fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet the fund‘s obligations.

Capital Group Fixed Income ETF Trust / Prospectus     44

The fund may invest in certain other funds managed by the investment adviser or its affiliates (“Central Funds”) to more effectively invest in a diversified set of securities in a specific asset class such as money market instruments, bonds and other securities. Shares of Central Funds are only offered for purchase to the fund’s investment adviser and its affiliates and other funds, investment vehicles and accounts managed by the fund’s investment adviser and its affiliates. Central Funds do not charge management fees. As a result, the fund does not bear additional management fees when investing in Central Funds, but the fund does bear its proportionate share of Central Fund expenses. The investment results of the portions of the fund’s assets invested in the Central Funds will be based upon the investment results of the Central Funds.

The fund’s investment adviser and its affiliates manage other funds and accounts with similar names, investment objectives and/or strategies. Certain investment processes among such funds and accounts and as compared to the fund may differ, depending on the applicable structures and related limitations and investment restrictions associated with a particular investment vehicle. The investment results of these funds and accounts will vary depending on a number of factors including, but not limited to, differences in investment processes, applicable fees and expenses, portfolio sizes, transaction costs, cash flows, currencies, taxes and portfolio holdings. For more information regarding the investment process of the fund, see the “Management and organization” section of this prospectus.

The investment adviser may consider environmental, social and governance (“ESG”) factors that, depending on the facts and circumstances, are material to the value of an issuer or instrument. ESG factors may include, but are not limited to, environmental issues (e.g., water use, emission levels, waste, environmental remediation), social issues (e.g., human capital, health and safety, changing customer behavior) or governance issues (e.g., board composition, executive compensation, shareholder dilution).

The following are principal risks associated with investing in the fund.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; levels of public debt and deficits; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer. The fund’s portfolio managers invest in issuers based on their level of investment conviction. At times, the fund may invest more significantly in a single issuer, which could increase the risk of loss arising from the factors described above.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers of debt securities that may be prepaid at any time, such as mortgage- or other asset-backed securities, are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general change in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of the fund’s securities could cause the net asset value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in assessing credit and default risks.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as residential mortgage loans, home equity loans, mortgages on commercial buildings, consumer loans and equipment leases. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate

45     Capital Group Fixed Income ETF Trust / Prospectus

risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and the fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks, as well as additional risks associated with the assets underlying those securities.

Investing in securities backed by the U.S. government — U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Notwithstanding that these securities are backed by the full faith and credit of the U.S. government, circumstances could arise that would prevent or delay the payment of interest or principal on these securities, which could adversely affect their value and cause the fund to suffer losses. Such an event could lead to significant disruptions in U.S. and global markets.

Securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or to try to limit losses, or may be forced to sell at a loss. Depending on market conditions, reduced liquidity of fund holdings may also cause the fund’s shares to trade in the market at wider bid-ask spreads or greater premiums or discounts to the fund’s NAV.

Investing outside the United States — Securities of issuers domiciled outside the United States or with significant operations or revenues outside the United States, and securities tied economically to countries outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in future delivery contracts — The fund may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve the fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the fund’s market exposure, and the market price of the securities that the fund contracts to repurchase could drop below their purchase price. While the fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions increase the turnover rate of the fund.

Investing in futures contracts — In addition to the risks generally associated with investing in derivative instruments, futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and futures commission merchants with which the fund transacts. Additionally, although futures require only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a futures contract could greatly exceed the initial amount invested. While futures contracts are generally liquid instruments, under certain market conditions futures may be deemed to be illiquid. For example, the fund may be temporarily prohibited from closing out its position in a futures contract if intraday price change limits or limits on trading volume imposed by the applicable futures exchange are triggered. If the fund is unable to close out a position on a futures contract, the fund would remain subject to the risk of adverse price movements until the fund is able to close out the futures position. The ability of the fund to successfully utilize futures contracts may depend in part upon the ability of the fund’s investment adviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the futures in which the fund invests. If the investment adviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the futures in which it invests, the fund could suffer losses.

Investing in inflation-linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of

Capital Group Fixed Income ETF Trust / Prospectus     46

an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation-linked bonds may also reduce the fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to the fund.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may cause the fund to lose significantly more than its initial investment. Derivatives may be difficult to value, difficult for the fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses. Derivatives are also subject to operational risk (such as documentation issues, settlement issues and systems failures) and legal risk (such as insufficient documentation, insufficient capacity or authority of a counterparty, and issues with the legality or enforceability of a contract).

Interest rate risk — The values and liquidity of the securities held by the fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. The fund may invest in variable and floating rate securities. When the fund holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of the fund’s shares. Although the values of such securities are generally less sensitive to interest rate changes than those of other debt securities, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as market interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, the fund may not be able to maintain a positive yield or total return and, in relatively low interest rate environments, there are heightened risks associated with rising interest rates.

Market trading — While the fund shares are listed for trading on an exchange, there can be no assurance that an active trading market for such shares will develop or be maintained by market makers or Authorized Participants, or that the fund’s shares will continue to meet the requirements for listing or trading on any exchange or in any market. Trading in shares on the exchange may be halted due to market conditions or for reasons that, in the view of the exchange make trading in the fund shares inadvisable.

The market prices of fund shares are expected to fluctuate, in some cases materially, in response to changes in the fund’s NAV, the intraday value of the fund’s holdings, and supply and demand for the fund shares. While the creation and redemption feature of the fund is designed to make it more likely that the fund’s shares will typically trade on stock exchanges at prices close to the fund’s next calculated NAV, the existence of significant market volatility, disruptions to creations and redemptions, adverse developments impacting market makers, Authorized Participants or other market participants or potential lack of an active trading market for fund shares and/or for the holdings of the fund (including through a trading halt), among other factors, may result in the shares trading at a significant premium or discount to NAV. If you buy fund shares when the market price is at a premium or sell fund shares when the market price is at a discount, you may pay more than, or receive less than, NAV, respectively.

Foreign securities held by the fund may be traded in markets that close at a different time than the exchange on which the fund shares are listed. Liquidity in those securities may be reduced after the applicable closing times. Accordingly, during the time when the fund’s exchange is open but after the applicable market closing, fixing or settlement times, bid-ask spreads on the fund’s exchange and the corresponding premium or discount to the fund’s NAV may widen.

When buying or selling fund shares through a broker, you may incur a brokerage commission or other charges, including the cost of the “spread” between what investors are willing to pay for fund shares (the “bid” price) and the price at which they are willing to sell fund shares (the “ask” price). The spread is wider where the fund has less trading volume and market liquidity. During times of significant market volatility or market disruption, including when trading of the fund’s holdings may be halted, the bid-ask spread may increase significantly and cause fund shares to trade at a significant discount to the fund’s NAV. These risks are exacerbated when the fund is small. Additionally, like shares of other issuers listed on a stock exchange, fund shares may be sold short and are therefore subject to the risk of increased volatility and price decreases associated with being sold short.

Authorized Participant concentration — Only Authorized Participants (as defined in the “Shareholder information” section below) may engage in creation or redemption transactions directly with the fund, and none of them is obligated to do so. The fund has a limited number of institutions that may act as Authorized Participants. In addition, to the extent that securities held by the fund are traded outside a collateralized settlement system, Authorized Participants may be required to post collateral on certain trades on an agency basis (on behalf of other market participants), which only a limited number of Authorized Participants may be able to do. If Authorized Participants exit the business or are unable to or elect not to engage in creation or redemption transactions, and no other Authorized Participant engages in such function, fund shares may trade at a premium or discount to the fund’s net asset value and/or at wider intraday bid-ask spreads and possibly face trading halts or delisting.

Nondiversification — As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. As a result, poor performance by a single issuer could adversely affect fund performance more

47     Capital Group Fixed Income ETF Trust / Prospectus

than if the fund were invested in a larger number of issuers. The fund’s share price can be expected to fluctuate more than might be the case if the fund were more broadly diversified.

Cash transactions — The fund currently expects to effect at least part of its creations and redemptions for cash rather than in-kind securities. When the fund effects redemptions partly or wholly for cash, rather than in-kind, the fund may have to sell portfolio securities at inopportune times in order to obtain the cash needed to meet redemption orders. If the fund realizes gains on these sales, the fund generally will be required to recognize a gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise be required if it were to distribute portfolio securities in-kind. This strategy may cause shareholders to be subject to tax from distributions to which they would not otherwise be subject. The use of cash creations and redemptions may also cause the fund’s shares to trade in the market at wider bid-ask spreads or greater premiums or discounts to the fund’s NAV. As a result of such cash transactions, the fund could incur brokerage costs which, to the extent not offset by transaction fees that are payable by an Authorized Participant, may reduce the fund’s NAV.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

The following are additional risks associated with investing in the fund.

Investing in swaps — Swaps, including interest rate swaps, total return swaps and credit default swap indices, or CDSIs, are subject to many of the risks generally associated with investing in derivative instruments. Additionally, although swaps require no initial investment or only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a swap could greatly exceed the initial amount invested. The use of swaps involves the risk that the investment adviser will not accurately predict anticipated changes in interest rates or other economic factors, which may result in losses to the fund. If the fund enters into a bilaterally negotiated swap, the counterparty may fail to perform in accordance with the terms of the swap. If a counterparty defaults on its obligations under a swap, the fund may lose any amount it expected to receive from the counterparty, potentially including amounts in excess of the fund’s initial investment. Certain swaps are subject to mandatory central clearing or may be eligible for voluntary central clearing. Although clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, central clearing will not eliminate (but may decrease) counterparty risk relative to uncleared bilateral swaps. Some swaps, such as CDSIs, may be dependent on both the individual credit of the fund’s counterparty and on the credit of one or more issuers of any underlying assets. If the fund does not correctly evaluate the creditworthiness of its counterparty and, where applicable, of issuers of any underlying reference assets, the fund’s investment in a swap may result in losses to the fund.

Currency transactions — In addition to the risks generally associated with investing in derivative instruments, the use of forward currency contracts involves the risk that currency movements will not be accurately predicted by the investment adviser, which could result in losses to the fund. While entering into forward currency contracts could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain that may result from an increase in the value of the currency. Additionally, the adviser may use forward currency contracts to increase exposure to a certain currency or to shift exposure to currency fluctuations from one country to another. Forward currency contracts may expose the fund to potential gains and losses in excess of the initial amount invested.

Exposure to country, region, industry or sector — Subject to the fund’s investment limitations, the fund may have significant exposure to a particular country, region, industry or sector. Such exposure may cause the fund to be more impacted by risks relating to and developments affecting the country, region, industry or sector, and thus its net asset value may be more volatile, than a fund without such levels of exposure. For example, if the fund has significant exposure in a particular country, then social, economic, regulatory or other issues that negatively affect that country may have a greater impact on the fund than on a fund that is more geographically diversified.

Large shareholder concentration — Certain shareholders, including other funds or accounts advised by the investment adviser, may from time to time own a substantial number of the fund’s shares. If any such large shareholder sells or redeems (through an Authorized Participant) its investment and the fund fails to maintain a certain level of size or scale, the fund may be negatively impacted.

Cybersecurity breaches — The fund may be subject to operational and information security risks through breaches in cybersecurity. Cybersecurity breaches can result from deliberate attacks or unintentional events, including “ransomware” attacks, the injection of computer viruses or malicious software code, the use of vulnerabilities in code to gain unauthorized access to digital information systems, networks or devices, or external attacks such as denial-of-service attacks on the investment adviser’s or an affiliate’s website that could render the fund’s network services unavailable to intended end-users. These breaches may, among other things, lead to the unauthorized release of confidential information, misuse of the fund’s assets or sensitive information, the disruption of the fund’s operational capacity, the inability of fund shareholders to transact business, or the destruction of the fund’s physical infrastructure, equipment or operating systems. These events could cause the fund to violate applicable privacy and other laws and could subject the fund to reputational damage, additional costs associated with corrective measures and/or financial loss. The fund may also be subject to additional risks if its third-party service providers, such as the fund’s investment adviser, transfer agent, custodian, administrators and other financial intermediaries (including Authorized Participants), experience similar cybersecurity breaches and potential outcomes. Cybersecurity risks may also impact issuers of securities in which the fund invests, which may cause the fund’s investments in such issuers to lose value.

Portfolio turnover — The fund may engage in frequent and active trading of its portfolio securities. Higher portfolio turnover may involve correspondingly greater transaction costs in the form of dealer spreads, brokerage commissions and other transaction costs on the sale of securities and on reinvestment in other securities. The sale of portfolio securities may also result in the realization of net capital gains, which are taxable when distributed to shareholders, unless the shareholder is exempt from taxation or his or her account is tax-favored.

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These costs and tax effects may adversely affect the fund’s returns to shareholders. The fund’s portfolio turnover rate may vary from year to year, as well as within a year.

In addition to the investment strategies described above, the fund has other investment practices that are described in the statement of additional information, which includes a description of other risks related to the fund’s investment strategies and other investment practices. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed above as well as those described in the statement of additional information.

Fund comparative indexes The investment results table in this prospectus shows how the fund’s average annual total returns compare with a broad measure of market results and, if applicable, other measures of market results that reflect the fund’s investment universe. The Bloomberg U.S. Aggregate Index represents the U.S. investment-grade fixed-rate bond market. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes.

Fund results All fund results in this prospectus reflect the reinvestment of dividends and capital gain distributions, if any.

Capital Group Core Plus Income ETF The fund’s investment objective is to provide current income and seek maximum total return, consistent with preservation of capital. While it has no present intention to do so, the fund’s board may change the fund’s investment objective without shareholder approval upon 60 days’ prior written notice to shareholders.

The fund will normally invest at least 80% of its assets in bonds and other debt securities, which may be represented by derivatives. The fund may invest in a broad range of debt securities, including corporate bonds and debt and mortgage- and other asset-backed securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government. The fund may invest in debt securities of any maturity or duration. Maturity refers to the date when the issuer must repay the outstanding principal of a bond or other debt security. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates.

The fund may invest in inflation-linked bonds issued by U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations. Inflation-linked bonds are structured to protect against inflation by linking the bond’s principal and interest payments to an inflation index, such as the Consumer Price Index for Urban Consumers, so that principal and interest adjust to reflect changes in the index.

The fund may invest in forward currency contracts, futures contracts and swaps, which are types of derivatives. A derivative is a financial contract, the value of which is based on the value of an underlying financial asset (such as a stock, bond or currency), a reference rate or a market index.

The fund may invest in futures contracts and interest rate swaps in order to seek to manage the fund’s sensitivity to interest rates, in total return swaps in order to gain exposure to a market without investing directly in such market, and in credit default swap indices, or CDSIs, in order to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks. A futures contract is a standardized exchange-traded agreement to buy or sell a specific quantity of an underlying asset, rate or index at an agreed-upon price at a stipulated future date. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in one or more interest rates, one of which is typically fixed and the other of which is typically a floating rate based on a designated short-term interest rate, such as the Secured Overnight Financing Rate, prime rate or other benchmark. A total return swap is an agreement in which one party agrees to make periodic payments to the other party based on the change in market value of the assets underlying the contract in exchange for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. The fund may invest in total return swaps where the asset underlying the contract is a securities index. A CDSI is based on a portfolio of credit default swaps with similar characteristics, such as credit default swaps on high-yield bonds. In a typical CDSI transaction, one party – the protection buyer – is obligated to pay the other party – the protection seller – a stream of periodic payments over the term of the contract, provided generally that no credit event on an underlying reference obligation has occurred. If such a credit event has occurred, the protection seller must pay the protection buyer the loss on those credits.

The fund may also enter into currency transactions to provide for the purchase or sale of a currency needed to purchase a security denominated in such currency. In addition, the fund may enter into forward currency contracts to protect against changes in currency exchange rates, to increase exposure to a particular foreign currency, to shift exposure to currency fluctuations from one currency to another or to seek to increase returns. A forward currency contract is an agreement to purchase or sell a specific currency at a future date at a fixed price.

The fund will invest no more than 35% of its assets in lower rated debt instruments, which are securities rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Ratings Organizations designated by the fund’s investment adviser, or in securities that are unrated but determined to be of equivalent quality by the fund’s investment adviser. Such securities are sometimes referred to as “junk bonds.” The fund may invest up to 35% of its assets in securities denominated in currencies other than the U.S. dollar and up to 35% of its assets in securities of emerging market issuers.

The fund may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent good investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental research, which may include analysis of credit quality, general economic conditions and various quantitative measures and, in the case of corporate obligations, meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

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In addition to the principal investment strategies described above, the fund has other investment practices as described below and in the statement of additional information.

The fund may hold cash or cash equivalents, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions. The investment adviser may determine that it is appropriate to invest a substantial portion of the fund’s assets in such instruments in response to certain circumstances, such as periods of market turmoil. For temporary defensive purposes, the fund may invest without limitation in such instruments. A larger percentage of such holdings could reduce the magnitude of the fund’s gain in a period of rising market prices. Alternatively, a larger percentage of such holdings could reduce the magnitude of the fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet the fund‘s obligations.

The fund may invest in certain other funds managed by the investment adviser or its affiliates (“Central Funds”) to more effectively invest in a diversified set of securities in a specific asset class such as money market instruments, bonds and other securities. Shares of Central Funds are only offered for purchase to the fund’s investment adviser and its affiliates and other funds, investment vehicles and accounts managed by the fund’s investment adviser and its affiliates. Central Funds do not charge management fees. As a result, the fund does not bear additional management fees when investing in Central Funds, but the fund does bear its proportionate share of Central Fund expenses. The investment results of the portions of the fund’s assets invested in the Central Funds will be based upon the investment results of the Central Funds.

The fund’s investment adviser and its affiliates manage other funds and accounts with similar names, investment objectives and/or strategies. Certain investment processes among such funds and accounts and as compared to the fund may differ, depending on the applicable structures and related limitations and investment restrictions associated with a particular investment vehicle. The investment results of these funds and accounts will vary depending on a number of factors including, but not limited to, differences in investment processes, applicable fees and expenses, portfolio sizes, transaction costs, cash flows, currencies, taxes and portfolio holdings. For more information regarding the investment process of the fund, see the “Management and organization” section of this prospectus.

The investment adviser may consider environmental, social and governance (“ESG”) factors that, depending on the facts and circumstances, are material to the value of an issuer or instrument. ESG factors may include, but are not limited to, environmental issues (e.g., water use, emission levels, waste, environmental remediation), social issues (e.g., human capital, health and safety, changing customer behavior) or governance issues (e.g., board composition, executive compensation, shareholder dilution).

The following are principal risks associated with investing in the fund.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; levels of public debt and deficits; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer. The fund’s portfolio managers invest in issuers based on their level of investment conviction. At times, the fund may invest more significantly in a single issuer, which could increase the risk of loss arising from the factors described above.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers of debt securities that may be prepaid at any time, such as mortgage- or other asset-backed securities, are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general change in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of

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the fund’s securities could cause the net asset value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in assessing credit and default risks.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing in securities backed by the U.S. government — U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Notwithstanding that these securities are backed by the full faith and credit of the U.S. government, circumstances could arise that would prevent or delay the payment of interest or principal on these securities, which could adversely affect their value and cause the fund to suffer losses. Such an event could lead to significant disruptions in U.S. and global markets.

Securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as residential mortgage loans, home equity loans, mortgages on commercial buildings, consumer loans and equipment leases. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and the fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks, as well as additional risks associated with the assets underlying those securities.

Investing in inflation-linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation-linked bonds may also reduce the fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to the fund.

Investing in future delivery contracts — The fund may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve the fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the fund’s market exposure, and the market price of the securities that the fund contracts to repurchase could drop below their purchase price. While the fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions increase the turnover rate of the fund.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may cause the fund to lose significantly more than its initial investment. Derivatives may be difficult to value, difficult for the fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses. Derivatives are also subject to operational risk (such as documentation issues, settlement issues and systems failures) and legal risk (such as insufficient documentation, insufficient capacity or authority of a counterparty, and issues with the legality or enforceability of a contract).

Investing outside the United States — Securities of issuers domiciled outside the United States or with significant operations or revenues outside the United States, and securities tied economically to countries outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or

51     Capital Group Fixed Income ETF Trust / Prospectus

regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries tend to have less developed political, economic and legal systems than those in developed countries. Accordingly, the governments of these countries may be less stable and more likely to intervene in the market economy, for example, by imposing capital controls, nationalizing a company or industry, placing restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or imposing punitive taxes that could adversely affect the prices of securities. Information regarding issuers in emerging markets may be limited, incomplete or inaccurate, and such issuers may not be subject to regulatory, accounting, auditing, and financial reporting and recordkeeping standards comparable to those to which issuers in more developed markets are subject. The fund’s rights with respect to its investments in emerging markets, if any, will generally be governed by local law, which may make it difficult or impossible for the fund to pursue legal remedies or to obtain and enforce judgments in local courts. In addition, the economies of these countries may be dependent on relatively few industries, may have limited access to capital and may be more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, more vulnerable to market manipulation, and more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Currency — The prices of, and the income generated by, many debt securities held by the fund may also be affected by changes in relative currency values. If the U.S. dollar appreciates against foreign currencies, the value in U.S. dollars of the fund’s securities denominated in such currencies would generally fall and vice versa.

Interest rate risk — The values and liquidity of the securities held by the fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. The fund may invest in variable and floating rate securities. When the fund holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of the fund’s shares. Although the values of such securities are generally less sensitive to interest rate changes than those of other debt securities, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as market interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, the fund may not be able to maintain a positive yield or total return and, in relatively low interest rate environments, there are heightened risks associated with rising interest rates.

Portfolio turnover — The fund may engage in frequent and active trading of its portfolio securities. Higher portfolio turnover may involve correspondingly greater transaction costs in the form of dealer spreads, brokerage commissions and other transaction costs on the sale of securities and on reinvestment in other securities. The sale of portfolio securities may also result in the realization of net capital gains, which are taxable when distributed to shareholders, unless the shareholder is exempt from taxation or his or her account is tax-favored. These costs and tax effects may adversely affect the fund’s returns to shareholders. The fund’s portfolio turnover rate may vary from year to year, as well as within a year.

Market trading — While the fund shares are listed for trading on an exchange, there can be no assurance that an active trading market for such shares will develop or be maintained by market makers or Authorized Participants, or that the fund’s shares will continue to meet the requirements for listing or trading on any exchange or in any market. Trading in shares on the exchange may be halted due to market conditions or for reasons that, in the view of the exchange make trading in the fund shares inadvisable.

The market prices of fund shares are expected to fluctuate, in some cases materially, in response to changes in the fund’s NAV, the intraday value of the fund’s holdings, and supply and demand for the fund shares. While the creation and redemption feature of the fund is designed to make it more likely that the fund’s shares will typically trade on stock exchanges at prices close to the fund’s next calculated NAV, the existence of significant market volatility, disruptions to creations and redemptions, adverse developments impacting market makers, Authorized Participants or other market participants or potential lack of an active trading market for fund shares and/or for the holdings of the fund (including through a trading halt), among other factors, may result in the shares trading at a significant premium or discount to NAV. If you buy fund shares when the market price is at a premium or sell fund shares when the market price is at a discount, you may pay more than, or receive less than, NAV, respectively.

Foreign securities held by the fund may be traded in markets that close at a different time than the exchange on which the fund shares are listed. Liquidity in those securities may be reduced after the applicable closing times. Accordingly, during the time when the fund’s

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exchange is open but after the applicable market closing, fixing or settlement times, bid-ask spreads on the fund’s exchange and the corresponding premium or discount to the fund’s NAV may widen.

When buying or selling fund shares through a broker, you may incur a brokerage commission or other charges, including the cost of the “spread” between what investors are willing to pay for fund shares (the “bid” price) and the price at which they are willing to sell fund shares (the “ask” price). The spread is wider where the fund has less trading volume and market liquidity. During times of significant market volatility or market disruption, including when trading of the fund’s holdings may be halted, the bid-ask spread may increase significantly and cause fund shares to trade at a significant discount to the fund’s NAV. These risks are exacerbated when the fund is small. Additionally, like shares of other issuers listed on a stock exchange, fund shares may be sold short and are therefore subject to the risk of increased volatility and price decreases associated with being sold short.

Authorized Participant concentration — Only Authorized Participants (as defined in the “Shareholder information” section below) may engage in creation or redemption transactions directly with the fund, and none of them is obligated to do so. The fund has a limited number of institutions that may act as Authorized Participants. In addition, to the extent that securities held by the fund are traded outside a collateralized settlement system, Authorized Participants may be required to post collateral on certain trades on an agency basis (on behalf of other market participants), which only a limited number of Authorized Participants may be able to do. If Authorized Participants exit the business or are unable to or elect not to engage in creation or redemption transactions, and no other Authorized Participant engages in such function, fund shares may trade at a premium or discount to the fund’s net asset value and/or at wider intraday bid-ask spreads and possibly face trading halts or delisting.

Cash transactions — The fund currently expects to effect at least part of its creations and redemptions for cash rather than in-kind securities. When the fund effects redemptions partly or wholly for cash, rather than in-kind, the fund may have to sell portfolio securities at inopportune times in order to obtain the cash needed to meet redemption orders. If the fund realizes gains on these sales, the fund generally will be required to recognize a gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise be required if it were to distribute portfolio securities in-kind. This strategy may cause shareholders to be subject to tax from distributions to which they would not otherwise be subject. The use of cash creations and redemptions may also cause the fund’s shares to trade in the market at wider bid-ask spreads or greater premiums or discounts to the fund’s NAV. As a result of such cash transactions, the fund could incur brokerage costs which, to the extent not offset by transaction fees that are payable by an Authorized Participant, may reduce the fund’s NAV.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

The following are additional risks associated with investing in the fund.

Investing in futures contracts — In addition to the risks generally associated with investing in derivative instruments, futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and futures commission merchants with which the fund transacts. Additionally, although futures require only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a futures contract could greatly exceed the initial amount invested. While futures contracts are generally liquid instruments, under certain market conditions futures may be deemed to be illiquid. For example, the fund may be temporarily prohibited from closing out its position in a futures contract if intraday price change limits or limits on trading volume imposed by the applicable futures exchange are triggered. If the fund is unable to close out a position on a futures contract, the fund would remain subject to the risk of adverse price movements until the fund is able to close out the futures position. The ability of the fund to successfully utilize futures contracts may depend in part upon the ability of the fund’s investment adviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the futures in which the fund invests. If the investment adviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the futures in which it invests, the fund could suffer losses.

Investing in swaps — Swaps, including interest rate swaps, total return swaps and credit default swap indices, or CDSIs, are subject to many of the risks generally associated with investing in derivative instruments. Additionally, although swaps require no initial investment or only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a swap could greatly exceed the initial amount invested. The use of swaps involves the risk that the investment adviser will not accurately predict anticipated changes in interest rates or other economic factors, which may result in losses to the fund. If the fund enters into a bilaterally negotiated swap, the counterparty may fail to perform in accordance with the terms of the swap. If a counterparty defaults on its obligations under a swap, the fund may lose any amount it expected to receive from the counterparty, potentially including amounts in excess of the fund’s initial investment. Certain swaps are subject to mandatory central clearing or may be eligible for voluntary central clearing. Although clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, central clearing will not eliminate (but may decrease) counterparty risk relative to uncleared bilateral swaps. Some swaps, such as CDSIs, may be dependent on both the individual credit of the fund’s counterparty and on the credit of one or more issuers of any underlying assets. If the fund does not correctly evaluate the creditworthiness of its counterparty and, where applicable, of issuers of any underlying reference assets, the fund’s investment in a swap may result in losses to the fund.

Currency transactions — In addition to the risks generally associated with investing in derivative instruments, the use of forward currency contracts involves the risk that currency movements will not be accurately predicted by the investment adviser, which could result in losses to the fund. While entering into forward currency contracts could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain that may result from an increase in the value of the currency. Additionally, the adviser may

53     Capital Group Fixed Income ETF Trust / Prospectus

use forward currency contracts to increase exposure to a certain currency or to shift exposure to currency fluctuations from one country to another. Forward currency contracts may expose the fund to potential gains and losses in excess of the initial amount invested.

Exposure to country, region, industry or sector — Subject to the fund’s investment limitations, the fund may have significant exposure to a particular country, region, industry or sector. Such exposure may cause the fund to be more impacted by risks relating to and developments affecting the country, region, industry or sector, and thus its net asset value may be more volatile, than a fund without such levels of exposure. For example, if the fund has significant exposure in a particular country, then social, economic, regulatory or other issues that negatively affect that country may have a greater impact on the fund than on a fund that is more geographically diversified.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or to try to limit losses, or may be forced to sell at a loss. Depending on market conditions, reduced liquidity of fund holdings may also cause the fund’s shares to trade in the market at wider bid-ask spreads or greater premiums or discounts to the fund’s NAV.

Large shareholder concentration — Certain shareholders, including other funds or accounts advised by the investment adviser, may from time to time own a substantial number of the fund’s shares. In addition, a third party investor, the fund’s investment adviser, an Authorized Participant, a lead market maker, or another entity may invest in the fund and hold its investment for a limited time solely to facilitate the commencement of the fund or the fund’s achieving a specified size or scale. If any such large shareholder sells or redeems (through an Authorized Participant) its investment and the fund fails to maintain a certain level of size or scale, the fund may be negatively impacted.

Cybersecurity breaches — The fund may be subject to operational and information security risks through breaches in cybersecurity. Cybersecurity breaches can result from deliberate attacks or unintentional events, including “ransomware” attacks, the injection of computer viruses or malicious software code, the use of vulnerabilities in code to gain unauthorized access to digital information systems, networks or devices, or external attacks such as denial-of-service attacks on the investment adviser’s or an affiliate’s website that could render the fund’s network services unavailable to intended end-users. These breaches may, among other things, lead to the unauthorized release of confidential information, misuse of the fund’s assets or sensitive information, the disruption of the fund’s operational capacity, the inability of fund shareholders to transact business, or the destruction of the fund’s physical infrastructure, equipment or operating systems. These events could cause the fund to violate applicable privacy and other laws and could subject the fund to reputational damage, additional costs associated with corrective measures and/or financial loss. The fund may also be subject to additional risks if its third-party service providers, such as the fund’s investment adviser, transfer agent, custodian, administrators and other financial intermediaries (including Authorized Participants), experience similar cybersecurity breaches and potential outcomes. Cybersecurity risks may also impact issuers of securities in which the fund invests, which may cause the fund’s investments in such issuers to lose value.

In addition to the investment strategies described above, the fund has other investment practices that are described in the statement of additional information, which includes a description of other risks related to the fund’s investment strategies and other investment practices. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed above as well as those described in the statement of additional information.

Fund comparative indexes The investment results table in this prospectus shows how the fund’s average annual total returns compare with a broad measure of market results and, if applicable, other measures of market results that reflect the fund’s investment universe. The Bloomberg U.S. Aggregate Index represents the U.S. investment-grade fixed-rate bond market. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes.

Fund results All fund results in this prospectus reflect the reinvestment of dividends and capital gain distributions, if any.

Capital Group International Bond ETF (USD-Hedged) The fund’s investment objective is to provide a high level of current income as is consistent with the preservation of capital. While it has no present intention to do so, the fund’s board may change the fund’s investment objective without shareholder approval upon 60 days’ prior written notice to shareholders.

The fund seeks to maximize your level of current income and preserve your capital by investing primarily in bonds. The fund will invest at least 80% of its assets in bonds and other debt securities (such as those described below), which may be represented by derivatives. This policy is subject to change only upon 60 days’ prior written notice to shareholders. Under normal market conditions, the fund will invest at least 40% of its assets outside the United States, unless market conditions are not deemed favorable by the fund’s investment adviser, in which case the fund would invest at least 30% of its assets outside the United States. The fund allocates its assets among various countries, and in no fewer than three countries other than the United States. The fund’s ability to invest outside the United States includes investing in emerging markets.

The fund may invest up to 15% of its assets in debt securities rated BB+ or below or Ba1 or below by Nationally Recognized Statistical Ratings Organizations designated by the fund’s investment adviser, or in debt securities that are unrated but determined to be of equivalent quality by the fund’s investment adviser. Securities rated BB+ or below or Ba1 or below are sometimes referred to as “junk bonds.”

The fund may enter into currency transactions, which is a type of derivatives, to provide for the purchase or sale of a currency needed to purchase a security denominated in such currency. A derivative is a financial contract, the value of which is based on the value of an underlying financial asset (such as a stock, bond or currency), a reference rate or a market index. A forward currency contract is an

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agreement to purchase or sell a specific currency at a future date at a fixed price. In addition, the fund seeks to limit its foreign currency exposure in general and may enter into forward currency contracts to protect against changes in currency exchange rates, to change the exposure to a particular foreign currency, to shift exposure to currency fluctuations from one currency to another or to seek to increase returns. The fund seeks to hedge all, or substantially all, of the fund’s foreign currency exposure using forward currency contracts, such that under normal market conditions, the fund will maintain at least 90% of its assets in U.S. dollar currency exposure. The use of these derivative transactions may allow the fund to obtain net long or net negative (short) exposure to selected currencies.

The fund may invest in a broad range of debt securities, including corporate bonds and debt securities issued by sovereign, quasi-sovereign and supranational entities. The fund may also invest in mortgage-related securities, such as mortgage-backed securities (including those issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government), and other asset-backed securities, including debt obligations that represent interests in pools of mortgages or other income bearing assets, such as consumer loans or receivables.

The fund may invest in debt securities of any maturity or duration. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates. For example, the price of a security with a duration of five years would be expected to fall approximately 5% if interest rates rose by one percentage point.

The fund may invest in futures contracts and interest rate swaps in order to seek to manage the fund’s sensitivity to interest rates, in total return swaps in order to gain exposure to a market without investing directly in such market, and in credit default swap indices, or CDSIs, in order to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks. A futures contract is a standardized exchange-traded agreement to buy or sell a specific quantity of an underlying asset, rate or index at an agreed-upon price at a stipulated future date. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in one or more interest rates, one of which is typically fixed and the other of which is typically a floating rate based on a designated short-term interest rate, such as the Secured Overnight Financing Rate, prime rate or other benchmark. A total return swap is an agreement in which one party agrees to make periodic payments to the other party based on the change in market value of the assets underlying the contract in exchange for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. The fund may invest in total return swaps where the asset underlying the contract is a securities index. A CDSI is based on a portfolio of credit default swaps with similar characteristics, such as credit default swaps on high-yield bonds. In a typical CDSI transaction, one party – the protection buyer – is obligated to pay the other party – the protection seller – a stream of periodic payments over the term of the contract, provided generally that no credit event on an underlying reference obligation has occurred. If such a credit event has occurred, the protection seller must pay the protection buyer the loss on those credits.

The fund is nondiversified, which means it may invest a greater portion of its assets in fewer issuers than would otherwise be the case.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent good investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental research, which may include analysis of credit quality, general economic conditions and various quantitative measures and, in the case of corporate obligations, meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

In addition to the principal investment strategies described above, the fund has other investment practices as described below and in the statement of additional information.

The fund may hold cash or cash equivalents, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions. The investment adviser may determine that it is appropriate to invest a substantial portion of the fund’s assets in such instruments in response to certain circumstances, such as periods of market turmoil. For temporary defensive purposes, the fund may invest without limitation in such instruments. A larger percentage of such holdings could reduce the magnitude of the fund’s gain in a period of rising market prices. Alternatively, a larger percentage of such holdings could reduce the magnitude of the fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet the fund‘s obligations.

The fund may invest in certain other funds managed by the investment adviser or its affiliates (“Central Funds”) to more effectively invest in a diversified set of securities in a specific asset class such as money market instruments, bonds and other securities. Shares of Central Funds are only offered for purchase to the fund’s investment adviser and its affiliates and other funds, investment vehicles and accounts managed by the fund’s investment adviser and its affiliates. Central Funds do not charge management fees. As a result, the fund does not bear additional management fees when investing in Central Funds, but the fund does bear its proportionate share of Central Fund expenses. The investment results of the portions of the fund’s assets invested in the Central Funds will be based upon the investment results of the Central Funds.

The fund’s investment adviser and its affiliates manage other funds and accounts with similar names, investment objectives and/or strategies. Certain investment processes among such funds and accounts and as compared to the fund may differ, depending on the applicable structures and related limitations and investment restrictions associated with a particular investment vehicle. The investment results of these funds and accounts will vary depending on a number of factors including, but not limited to, differences in investment processes, applicable fees and expenses, portfolio sizes, transaction costs, cash flows, currencies, taxes and portfolio holdings. For more information regarding the investment process of the fund, see the “Management and organization” section of this prospectus.

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The investment adviser may consider environmental, social and governance (“ESG”) factors that, depending on the facts and circumstances, are material to the value of an issuer or instrument. ESG factors may include, but are not limited to, environmental issues (e.g., water use, emission levels, waste, environmental remediation), social issues (e.g., human capital, health and safety, changing customer behavior) or governance issues (e.g., board composition, executive compensation, shareholder dilution).

The following are principal risks associated with investing in the fund.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; levels of public debt and deficits; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer. The fund’s portfolio managers invest in issuers based on their level of investment conviction. At times, the fund may invest more significantly in a single issuer, which could increase the risk of loss arising from the factors described above.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers of debt securities that may be prepaid at any time, such as mortgage- or other asset-backed securities, are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general change in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of the fund’s securities could cause the net asset value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in assessing credit and default risks.

Investing outside the United States — Securities of issuers domiciled outside the United States, including those in emerging markets, or with significant operations or revenues outside the United States, and securities tied economically to countries outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may cause the fund to lose significantly more than its initial investment. Derivatives may be difficult to value, difficult for the fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and

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investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses. Derivatives are also subject to operational risk (such as documentation issues, settlement issues and systems failures) and legal risk (such as insufficient documentation, insufficient capacity or authority of a counterparty, and issues with the legality or enforceability of a contract).

Currency transactions — In addition to the risks generally associated with investing in derivative instruments, the use of forward currency contracts involves the risk that currency movements will not be accurately predicted by the investment adviser, which could result in losses to the fund. While entering into forward currency contracts could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain that may result from an increase in the value of the currency. Additionally, the adviser may use forward currency contracts to increase exposure to a certain currency or to shift exposure to currency fluctuations from one country to another. Forward currency contracts may expose the fund to potential gains and losses in excess of the initial amount invested.

Currency — The prices of, and the income generated by, many debt securities held by the fund may also be affected by changes in relative currency values. If the U.S. dollar appreciates against foreign currencies, the value in U.S. dollars of the fund’s securities denominated in such currencies would generally fall and vice versa.

Currency hedging risk — The fund’s use of forward currency contracts to hedge substantially all of the fund’s foreign currency exposure could result in losses to the fund if currencies do not perform as expected. Currency markets generally are not as regulated as securities markets, and currency rates may experience volatility, which can reduce the fund’s returns. Volatility in one or more currencies may offset stability in another currency and reduce the overall effectiveness of the fund’s currency hedging strategy. Volatility of the U.S. dollar relative to the currencies being hedged will generally reduce the effectiveness of the fund’s currency hedging transactions. Differences between U.S. dollar interest rates and foreign currency interest rates may also impact the effectiveness of the fund’s currency hedging transactions. In addition, governments may intervene in the currency markets in order to influence prices and/or foreign exchange rates with respect to their currency, which may result in the fund’s inability to hedge its currency transactions as anticipated. Investors seeking to transact in foreign currencies may have limited access to certain currency markets due to factors including regulatory limitations, adverse tax treatment, exchange controls, currency convertibility issues and limited market liquidity, which can limit the fund’s ability to hedge exposure to the currency markets. There is no assurance that the use of forward currency contracts to minimize the impact of currency fluctuations on fund returns will benefit the fund.

The fund’s use of forward currency contracts to hedge substantially all of the fund’s foreign currency exposure is intended to minimize the impact of currency fluctuations on fund returns; however, this strategy will not eliminate the fund’s exposure to currency risk. The use of forward currency contracts will not entirely offset the fluctuations between the fund’s exposure to non-U.S. currencies and the U.S. dollar. The fund’s exposure to foreign currencies may not be hedged at all times, including at times when the fund is implementing a currency hedging transaction. In addition, the reduction of the fund’s exposure to currency risks limits the fund’s ability to benefit from favorable changes in currency exchange rates. There are also transaction costs, such as those incurred from the frequent trading of currency instruments, that the fund may incur to hedge its foreign currency exposure.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds. See the appendix to this prospectus for credit rating descriptions. Investments in junk bonds can be considered speculative.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or to try to limit losses, or may be forced to sell at a loss. Depending on market conditions, reduced liquidity of fund holdings may also cause the fund’s shares to trade in the market at wider bid-ask spreads or greater premiums or discounts to the fund’s NAV.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as residential mortgage loans, home equity loans, mortgages on commercial buildings, consumer loans and equipment leases. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and the fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks, as well as additional risks associated with the assets underlying those securities.

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Investing in debt securities of sovereign, quasi-sovereign and supranational entities — While debt securities of sovereign, quasi-sovereign and supranational entities are subject to the risks associated with investments in debt instruments or foreign securities generally, they are also subject to other and different risks. A governmental or quasi-governmental entity may be unwilling or unable to pay interest and repay principal on its sovereign or quasi-sovereign debt, or otherwise meet its obligations when due, including for reasons such as the government’s policy towards principal international lenders such as the International Monetary Fund, the political considerations to which the government may be subject, and/or dependencies on expected payments from other foreign governments or multinational agencies. If such issuers default (or threaten to default), the indebtedness may be restructured and/or a moratorium on the payments of such indebtedness may be declared, in each case, without the approval of some or all debt holders. Additionally, unlike corporate debt restructurings generally, the fees and expenses of the financial and legal advisers to the creditors in connection with a restructuring may be borne by the holders of the sovereign or quasi-sovereign debt securities instead of the sovereign or quasi-sovereign entity itself. In the event of a default on sovereign or quasi-sovereign debt, the fund may also have limited legal recourse against the defaulting government entity. Sovereign and quasi-sovereign entities may assert sovereign immunity in legal proceedings relating to the failure to pay obligations when due. There may be international treaties with such entities that limit the fund’s legal recourse against such entities. Additionally, remedies may need to be pursued in the courts located in the country of the defaulting sovereign or quasi-sovereign entity itself, which may limit the fund’s ability to obtain recourse.

A “supranational entity” is an entity established or financially supported by the governments of several countries to promote reconstruction, economic development or trade (for example, the World Bank). Generally, the governmental members of these entities make initial capital contributions to and may also commit to making additional contributions if the supranational entity is unable to repay its borrowings. There is no guarantee that one or more governmental members of a supranational entity will continue to make any necessary additional capital contributions, and if such contributions are not made, the entity may be unable to pay interest or repay principal on its debt securities.

Interest rate risk — The values and liquidity of the securities held by the fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. The fund may invest in variable and floating rate securities. When the fund holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of the fund’s shares. Although the values of such securities are generally less sensitive to interest rate changes than those of other debt securities, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as market interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, the fund may not be able to maintain a positive yield or total return and, in relatively low interest rate environments, there are heightened risks associated with rising interest rates.

Market trading — While the fund shares are listed for trading on an exchange, there can be no assurance that an active trading market for such shares will develop or be maintained by market makers or Authorized Participants, or that the fund’s shares will continue to meet the requirements for listing or trading on any exchange or in any market. Trading in shares on the exchange may be halted due to market conditions or for reasons that, in the view of the exchange make trading in the fund shares inadvisable.

The market prices of fund shares are expected to fluctuate, in some cases materially, in response to changes in the fund’s NAV, the intraday value of the fund’s holdings, and supply and demand for the fund shares. While the creation and redemption feature of the fund is designed to make it more likely that the fund’s shares will typically trade on stock exchanges at prices close to the fund’s next calculated NAV, the existence of significant market volatility, disruptions to creations and redemptions, adverse developments impacting market makers, Authorized Participants or other market participants or potential lack of an active trading market for fund shares and/or for the holdings of the fund (including through a trading halt), among other factors, may result in the shares trading at a significant premium or discount to NAV. If you buy fund shares when the market price is at a premium or sell fund shares when the market price is at a discount, you may pay more than, or receive less than, NAV, respectively.

Foreign securities held by the fund may be traded in markets that close at a different time than the exchange on which the fund shares are listed. Liquidity in those securities may be reduced after the applicable closing times. Accordingly, during the time when the fund’s exchange is open but after the applicable market closing, fixing or settlement times, bid-ask spreads on the fund’s exchange and the corresponding premium or discount to the fund’s NAV may widen.

When buying or selling fund shares through a broker, you may incur a brokerage commission or other charges, including the cost of the “spread” between what investors are willing to pay for fund shares (the “bid” price) and the price at which they are willing to sell fund shares (the “ask” price). The spread is wider where the fund has less trading volume and market liquidity. During times of significant market volatility or market disruption, including when trading of the fund’s holdings may be halted, the bid-ask spread may increase significantly and cause fund shares to trade at a significant discount to the fund’s NAV. These risks are exacerbated when the fund is small. Additionally, like shares of other issuers listed on a stock exchange, fund shares may be sold short and are therefore subject to the risk of increased volatility and price decreases associated with being sold short.

Authorized Participant concentration — Only Authorized Participants (as defined in the “Shareholder information” section below) may engage in creation or redemption transactions directly with the fund, and none of them is obligated to do so. The fund has a limited number of institutions that may act as Authorized Participants. In addition, to the extent that securities held by the fund are traded outside a collateralized settlement system, Authorized Participants may be required to post collateral on certain trades on an agency basis (on behalf of other market participants), which only a limited number of Authorized Participants may be able to do. If Authorized Participants exit the business or are unable to or elect not to engage in creation or redemption transactions, and no other Authorized Participant

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engages in such function, fund shares may trade at a premium or discount to the fund’s net asset value and/or at wider intraday bid-ask spreads and possibly face trading halts or delisting.

Nondiversification — As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. As a result, poor performance by a single issuer could adversely affect fund performance more than if the fund were invested in a larger number of issuers. The fund’s share price can be expected to fluctuate more than might be the case if the fund were more broadly diversified.

Cash transactions — The fund currently expects to effect at least part of its creations and redemptions for cash rather than in-kind securities. When the fund effects redemptions partly or wholly for cash, rather than in-kind, the fund may have to sell portfolio securities at inopportune times in order to obtain the cash needed to meet redemption orders. If the fund realizes gains on these sales, the fund generally will be required to recognize a gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise be required if it were to distribute portfolio securities in-kind. This strategy may cause shareholders to be subject to tax from distributions to which they would not otherwise be subject. The use of cash creations and redemptions may also cause the fund’s shares to trade in the market at wider bid-ask spreads or greater premiums or discounts to the fund’s NAV. As a result of such cash transactions, the fund could incur brokerage costs which, to the extent not offset by transaction fees that are payable by an Authorized Participant, may reduce the fund’s NAV.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

The following are additional risks associated with investing in the fund.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries tend to have less developed political, economic and legal systems than those in developed countries. Accordingly, the governments of these countries may be less stable and more likely to intervene in the market economy, for example, by imposing capital controls, nationalizing a company or industry, placing restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or imposing punitive taxes that could adversely affect the prices of securities. Information regarding issuers in emerging markets may be limited, incomplete or inaccurate, and such issuers may not be subject to regulatory, accounting, auditing, and financial reporting and recordkeeping standards comparable to those to which issuers in more developed markets are subject. The fund’s rights with respect to its investments in emerging markets, if any, will generally be governed by local law, which may make it difficult or impossible for the fund to pursue legal remedies or to obtain and enforce judgments in local courts. In addition, the economies of these countries may be dependent on relatively few industries, may have limited access to capital and may be more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, more vulnerable to market manipulation, and more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Investing in swaps — Swaps, including interest rate swaps, total return swaps and credit default swap indices, or CDSIs, are subject to many of the risks generally associated with investing in derivative instruments. Additionally, although swaps require no initial investment or only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a swap could greatly exceed the initial amount invested. The use of swaps involves the risk that the investment adviser will not accurately predict anticipated changes in interest rates or other economic factors, which may result in losses to the fund. If the fund enters into a bilaterally negotiated swap, the counterparty may fail to perform in accordance with the terms of the swap. If a counterparty defaults on its obligations under a swap, the fund may lose any amount it expected to receive from the counterparty, potentially including amounts in excess of the fund’s initial investment. Certain swaps are subject to mandatory central clearing or may be eligible for voluntary central clearing. Although clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, central clearing will not eliminate (but may decrease) counterparty risk relative to uncleared bilateral swaps. Some swaps, such as CDSIs, may be dependent on both the individual credit of the fund’s counterparty and on the credit of one or more issuers of any underlying assets. If the fund does not correctly evaluate the creditworthiness of its counterparty and, where applicable, of issuers of any underlying reference assets, the fund’s investment in a swap may result in losses to the fund.

Investing in futures contracts — In addition to the risks generally associated with investing in derivative instruments, futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and futures commission merchants with which the fund transacts. Additionally, although futures require only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a futures contract could greatly exceed the initial amount invested. While futures contracts are generally liquid instruments, under certain market conditions futures may be deemed to be illiquid. For example, the fund may be temporarily prohibited from closing out its position in a futures contract if intraday price change limits or limits on trading volume imposed by the applicable futures exchange are triggered. If the fund is unable to close out a position on a futures contract, the fund would remain subject to the risk of adverse price movements until the fund is able to close out the futures position. The ability of the fund to successfully utilize futures contracts may depend in part upon the ability of the fund’s investment adviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the futures in which the fund invests. If the investment adviser incorrectly

59     Capital Group Fixed Income ETF Trust / Prospectus

forecasts economic developments or incorrectly predicts the impact of such developments on the futures in which it invests, the fund could suffer losses.

Exposure to country, region, industry or sector — Subject to the fund’s investment limitations, the fund may have significant exposure to a particular country, region, industry or sector. Such exposure may cause the fund to be more impacted by risks relating to and developments affecting the country, region, industry or sector, and thus its net asset value may be more volatile, than a fund without such levels of exposure. For example, if the fund has significant exposure in a particular country, then social, economic, regulatory or other issues that negatively affect that country may have a greater impact on the fund than on a fund that is more geographically diversified.

Large shareholder concentration — Certain shareholders, including other funds or accounts advised by the investment adviser, may from time to time own a substantial number of the fund’s shares. In addition, a third party investor, the fund’s investment adviser, an Authorized Participant, a lead market maker, or another entity may invest in the fund and hold its investment for a limited time solely to facilitate the commencement of the fund or the fund’s achieving a specified size or scale. If any such large shareholder sells or redeems (through an Authorized Participant) its investment and the fund fails to maintain a certain level of size or scale, the fund may be negatively impacted.

Cybersecurity breaches — The fund may be subject to operational and information security risks through breaches in cybersecurity. Cybersecurity breaches can result from deliberate attacks or unintentional events, including “ransomware” attacks, the injection of computer viruses or malicious software code, the use of vulnerabilities in code to gain unauthorized access to digital information systems, networks or devices, or external attacks such as denial-of-service attacks on the investment adviser’s or an affiliate’s website that could render the fund’s network services unavailable to intended end-users. These breaches may, among other things, lead to the unauthorized release of confidential information, misuse of the fund’s assets or sensitive information, the disruption of the fund’s operational capacity, the inability of fund shareholders to transact business, or the destruction of the fund’s physical infrastructure, equipment or operating systems. These events could cause the fund to violate applicable privacy and other laws and could subject the fund to reputational damage, additional costs associated with corrective measures and/or financial loss. The fund may also be subject to additional risks if its third-party service providers, such as the fund’s investment adviser, transfer agent, custodian, administrators and other financial intermediaries (including Authorized Participants), experience similar cybersecurity breaches and potential outcomes. Cybersecurity risks may also impact issuers of securities in which the fund invests, which may cause the fund’s investments in such issuers to lose value.

Portfolio turnover — The fund may engage in frequent and active trading of its portfolio securities. Higher portfolio turnover may involve correspondingly greater transaction costs in the form of dealer spreads, brokerage commissions and other transaction costs on the sale of securities and on reinvestment in other securities. The sale of portfolio securities may also result in the realization of net capital gains, which are taxable when distributed to shareholders, unless the shareholder is exempt from taxation or his or her account is tax-favored. These costs and tax effects may adversely affect the fund’s returns to shareholders. The fund’s portfolio turnover rate may vary from year to year, as well as within a year.

In addition to the investment strategies described above, the fund has other investment practices that are described in the statement of additional information, which includes a description of other risks related to the fund’s investment strategies and other investment practices. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed above as well as those described in the statement of additional information.

Capital Group Municipal High-Income ETF The fund’s investment objective is to provide you with a high level of current income exempt from regular federal income tax. The fund is designed for investors who are able to tolerate greater credit risk and price fluctuations than investors in funds with higher quality portfolios. In seeking to achieve its objective, the fund may accept risks to capital value deemed prudent by the fund's investment adviser to take advantage of opportunities for higher current income on municipal bonds. While it has no present intention to do so, the fund’s board may change the fund’s investment objective without shareholder approval upon 60 days’ prior written notice to shareholders. Under normal circumstances, the fund will invest at least 80% of its assets in, or derive at least 80% of its income from, securities that are exempt from regular federal income tax. The fund may invest, without limitation, in “private activity bonds” whose interest is generally subject to the federal alternative minimum tax. The fund invests at least 60% of its portfolio in debt securities rated BBB+ or below or Baa1 or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser, or unrated but determined by the fund’s investment adviser to be of equivalent quality. Securities rated BB+ or below or Ba1 or below are sometimes referred to as “junk bonds.”

Though investment decisions regarding the fund’s portfolio may be informed by investment themes on a range of macroeconomic factors, the fund may invest in debt securities of any maturity or duration. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates. For example, the price of a security with a duration of five years would be expected to fall approximately 5% if interest rates rose by one percentage point.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent good investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental research, which may include analysis of credit quality, general economic conditions and various quantitative measures and, in the case of corporate obligations, meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

In addition to the principal investment strategies described above, the fund has other investment practices as described below and in the statement of additional information.

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The fund may hold cash or cash equivalents, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions. The investment adviser may determine that it is appropriate to invest a substantial portion of the fund’s assets in such instruments in response to certain circumstances, such as periods of market turmoil. For temporary defensive purposes, the fund may invest without limitation in such instruments. A larger percentage of such holdings could reduce the magnitude of the fund’s gain in a period of rising market prices. Alternatively, a larger percentage of such holdings could reduce the magnitude of the fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet the fund‘s obligations.

The fund may invest in certain other funds managed by the investment adviser or its affiliates (“Central Funds”) to more effectively invest in a diversified set of securities in a specific asset class such as money market instruments, bonds and other securities. Shares of Central Funds are only offered for purchase to the fund’s investment adviser and its affiliates and other funds, investment vehicles and accounts managed by the fund’s investment adviser and its affiliates. Central Funds do not charge management fees. As a result, the fund does not bear additional management fees when investing in Central Funds, but the fund does bear its proportionate share of Central Fund expenses. The investment results of the portions of the fund’s assets invested in the Central Funds will be based upon the investment results of the Central Funds.

The fund’s investment adviser and its affiliates manage other funds and accounts with similar names, investment objectives and/or strategies. Certain investment processes among such funds and accounts and as compared to the fund may differ, depending on the applicable structures and related limitations and investment restrictions associated with a particular investment vehicle. The investment results of these funds and accounts will vary depending on a number of factors including, but not limited to, differences in investment processes, applicable fees and expenses, portfolio sizes, transaction costs, cash flows, currencies, taxes and portfolio holdings. For more information regarding the investment process of the fund, see the “Management and organization” section of this prospectus.

The investment adviser may consider environmental, social and governance (“ESG”) factors that, depending on the facts and circumstances, are material to the value of an issuer or instrument. ESG factors may include, but are not limited to, environmental issues (e.g., water use, emission levels, waste, environmental remediation), social issues (e.g., human capital, health and safety, changing customer behavior) or governance issues (e.g., board composition, executive compensation, shareholder dilution).

The following are principal risks associated with investing in the fund.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; levels of public debt and deficits; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer. The fund’s portfolio managers invest in issuers based on their level of investment conviction. At times, the fund may invest more significantly in a single issuer, which could increase the risk of loss arising from the factors described above.

Investing in municipal securities — Municipal securities are debt obligations that are exempt from federal, state and/or local income taxes. The yield and/or value of the fund’s investments in municipal securities may be adversely affected by events tied to the municipal securities markets, which can be very volatile and significantly impacted by unfavorable legislative or political developments and negative changes in the financial conditions of municipal securities issuers and the economy. To the extent the fund invests in obligations of a municipal issuer, the volatility, credit quality and performance of the fund may be adversely impacted by local political and economic conditions of the issuer. For example, a credit rating downgrade, bond default or bankruptcy involving an issuer within a particular state or territory could affect the market values and marketability of many or all municipal obligations of that state or territory. Income from municipal securities held by the fund could also be declared taxable because of changes in tax laws or interpretations by taxing authorities or as a result of noncompliant conduct of a municipal issuer. Additionally, the relative amount of publicly available information about municipal securities is generally less than that for corporate securities.

Alternative minimum tax — The fund may invest in securities, including in "private activity bonds," that may subject you to federal alternative minimum tax. Therefore, while the fund’s distributions from tax-exempt securities are not subject to regular federal income tax, a portion or all of the distributions may be included in determining a shareholder’s federal alternative minimum tax.

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Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers of debt securities that may be prepaid at any time, such as mortgage- or other asset-backed securities, are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general change in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of the fund’s securities could cause the net asset value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in assessing credit and default risks.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or to try to limit losses, or may be forced to sell at a loss. Depending on market conditions, reduced liquidity of fund holdings may also cause the fund’s shares to trade in the market at wider bid-ask spreads or greater premiums or discounts to the fund’s NAV.

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by the fund could cause the values of these securities to decline.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in lower quality, higher yielding debt securities rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined by the investment adviser to be of equivalent quality, which securities are sometimes referred to as “junk bonds.” Investments in junk bonds can be considered speculative.

Investing in similar municipal bonds — Investing significantly in municipal obligations of multiple issuers in the same state or backed by revenues of similar types of projects or industries may make the fund more susceptible to certain economic, political or regulatory occurrences. As a result, the fund has greater risk of volatility, and greater risk of loss, from these investments.

Interest rate risk — The values and liquidity of the securities held by the fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. The fund may invest in variable and floating rate securities. When the fund holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of the fund’s shares. Although the values of such securities are generally less sensitive to interest rate changes than those of other debt securities, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as market interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, the fund may not be able to maintain a positive yield or total return and, in relatively low interest rate environments, there are heightened risks associated with rising interest rates.

Market trading — While the fund shares are listed for trading on an exchange, there can be no assurance that an active trading market for such shares will develop or be maintained by market makers or Authorized Participants, or that the fund’s shares will continue to meet the requirements for listing or trading on any exchange or in any market. Trading in shares on the exchange may be halted due to market conditions or for reasons that, in the view of the exchange make trading in the fund shares inadvisable.

The market prices of fund shares are expected to fluctuate, in some cases materially, in response to changes in the fund’s NAV, the intraday value of the fund’s holdings, and supply and demand for the fund shares. While the creation and redemption feature of the fund is designed to make it more likely that the fund’s shares will typically trade on stock exchanges at prices close to the fund’s next calculated NAV, the existence of significant market volatility, disruptions to creations and redemptions, adverse developments impacting market makers, Authorized Participants or other market participants or potential lack of an active trading market for fund shares and/or for the holdings of the fund (including through a trading halt), among other factors, may result in the shares trading at a significant premium or discount to NAV. If you buy fund shares when the market price is at a premium or sell fund shares when the market price is at a discount, you may pay more than, or receive less than, NAV, respectively.

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When buying or selling fund shares through a broker, you may incur a brokerage commission or other charges, including the cost of the “spread” between what investors are willing to pay for fund shares (the “bid” price) and the price at which they are willing to sell fund shares (the “ask” price). The spread is wider where the fund has less trading volume and market liquidity. During times of significant market volatility or market disruption, including when trading of the fund’s holdings may be halted, the bid-ask spread may increase significantly and cause fund shares to trade at a significant discount to the fund’s NAV. These risks are exacerbated when the fund is small. Additionally, like shares of other issuers listed on a stock exchange, fund shares may be sold short and are therefore subject to the risk of increased volatility and price decreases associated with being sold short.

Authorized Participant concentration — Only Authorized Participants (as defined in the “Shareholder information” section below) may engage in creation or redemption transactions directly with the fund, and none of them is obligated to do so. The fund has a limited number of institutions that may act as Authorized Participants. In addition, to the extent that securities held by the fund are traded outside a collateralized settlement system, Authorized Participants may be required to post collateral on certain trades on an agency basis (on behalf of other market participants), which only a limited number of Authorized Participants may be able to do. If Authorized Participants exit the business or are unable to or elect not to engage in creation or redemption transactions, and no other Authorized Participant engages in such function, fund shares may trade at a premium or discount to the fund’s net asset value and/or at wider intraday bid-ask spreads and possibly face trading halts or delisting.

Cash transactions — The fund currently expects to effect at least part of its creations and redemptions for cash rather than in-kind securities. When the fund effects redemptions partly or wholly for cash, rather than in-kind, the fund may have to sell portfolio securities at inopportune times in order to obtain the cash needed to meet redemption orders. If the fund realizes gains on these sales, the fund generally will be required to recognize a gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise be required if it were to distribute portfolio securities in-kind. This strategy may cause shareholders to be subject to tax from distributions to which they would not otherwise be subject. The use of cash creations and redemptions may also cause the fund’s shares to trade in the market at wider bid-ask spreads or greater premiums or discounts to the fund’s NAV. As a result of such cash transactions, the fund could incur brokerage costs which, to the extent not offset by transaction fees that are payable by an Authorized Participant, may reduce the fund’s NAV.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

The following are additional risks associated with investing in the fund.

Insured municipal bonds – The fund may invest in municipal bonds that are insured generally as to the timely payment of interest and repayment of principal. Insurance that covers a municipal bond does not guarantee the market value of the bond or the prices of the fund’s shares. Market conditions or changes to ratings criteria could adversely impact the ratings of municipal bond insurers. If the credit rating of the insurer were downgraded or withdrawn by rating agencies, this could have an adverse effect upon the credit rating of the insured bond and, therefore, its market value, despite the quality of the underlying issuer.

Exposure to country, region, industry or sector — Subject to the fund’s investment limitations, the fund may have significant exposure to a particular country, region, industry or sector. Such exposure may cause the fund to be more impacted by risks relating to and developments affecting the country, region, industry or sector, and thus its net asset value may be more volatile, than a fund without such levels of exposure. For example, if the fund has significant exposure in a particular country, then social, economic, regulatory or other issues that negatively affect that country may have a greater impact on the fund than on a fund that is more geographically diversified.

Large shareholder concentration — Certain shareholders, including other funds or accounts advised by the investment adviser, may from time to time own a substantial number of the fund’s shares. If any such large shareholder sells or redeems (through an Authorized Participant) its investment and the fund fails to maintain a certain level of size or scale, the fund may be negatively impacted.

Cybersecurity breaches — The fund may be subject to operational and information security risks through breaches in cybersecurity. Cybersecurity breaches can result from deliberate attacks or unintentional events, including “ransomware” attacks, the injection of computer viruses or malicious software code, the use of vulnerabilities in code to gain unauthorized access to digital information systems, networks or devices, or external attacks such as denial-of-service attacks on the investment adviser’s or an affiliate’s website that could render the fund’s network services unavailable to intended end-users. These breaches may, among other things, lead to the unauthorized release of confidential information, misuse of the fund’s assets or sensitive information, the disruption of the fund’s operational capacity, the inability of fund shareholders to transact business, or the destruction of the fund’s physical infrastructure, equipment or operating systems. These events could cause the fund to violate applicable privacy and other laws and could subject the fund to reputational damage, additional costs associated with corrective measures and/or financial loss. The fund may also be subject to additional risks if its third-party service providers, such as the fund’s investment adviser, transfer agent, custodian, administrators and other financial intermediaries (including Authorized Participants), experience similar cybersecurity breaches and potential outcomes. Cybersecurity risks may also impact issuers of securities in which the fund invests, which may cause the fund’s investments in such issuers to lose value.

Tax risk — Income from securities held by the fund could also be declared taxable because of changes in tax laws or interpretations by taxing authorities, as a result of noncompliant conduct of a municipal issuer. Investments in taxable bonds and certain derivatives utilized by the fund may cause the fund to have taxable investment income. In addition, the fund may recognize taxable ordinary income from market discount. The fund may also realize capital gains on the sale of its securities. These capital gains will be taxable regardless of whether they are derived from the sale of tax-exempt bonds or taxable securities.

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In addition to the investment strategies described above, the fund has other investment practices that are described in the statement of additional information, which includes a description of other risks related to the fund’s investment strategies and other investment practices. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed above as well as those described in the statement of additional information.

Capital Group Municipal Income ETF The fund’s investment objective is to provide a high level of current income exempt from regular federal income tax, consistent with the preservation of capital. The fund is designed for investors seeking a high level of current income exempt from regular federal income tax.

In seeking to achieve its objective, the fund may accept risks to capital value deemed prudent by the fund's investment adviser to take advantage of opportunities for higher current income on municipal bonds. Municipal bonds are debt obligations that pay interest that is exempt from federal income taxation, with payments made from a wide variety of sources, including governmental revenue streams and private enterprises.

The fund invests primarily in bonds and other debt instruments. The fund will normally invest at least 80% of its assets in, or derive at least 80% of its income from, securities that are exempt from regular federal income tax. This is a fundamental policy of the fund and may not be changed without shareholder approval. The fund will invest up to 30% of its assets in securities that may subject you to federal alternative minimum tax. The fund invests at least 65% in debt securities rated BBB- or better or Baa3 or better by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser, or unrated but determined by the fund’s investment adviser to be of equivalent quality. The fund may also invest in debt securities rated BB+ or below and Ba1 or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser, or unrated but determined by the fund’s investment adviser to be of equivalent quality. Securities rated BB+ or below and Ba1 or below are sometimes referred to as “junk bonds.” Though investment decisions regarding the fund’s portfolio may be informed by investment themes on a range of macroeconomic factors, the fund may invest in debt securities of any maturity or duration.

The fund is nondiversified, which means it may invest a greater portion of its assets in fewer issuers than would otherwise be the case.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent good investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental research, which may include analysis of credit quality, general economic conditions and various quantitative measures and, in the case of corporate obligations, meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

In addition to the principal investment strategies described above, the fund has other investment practices as described below and in the statement of additional information.

The fund may hold cash or cash equivalents, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions. The investment adviser may determine that it is appropriate to invest a substantial portion of the fund’s assets in such instruments in response to certain circumstances, such as periods of market turmoil. For temporary defensive purposes, the fund may invest without limitation in such instruments. A larger percentage of such holdings could reduce the magnitude of the fund’s gain in a period of rising market prices. Alternatively, a larger percentage of such holdings could reduce the magnitude of the fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet the fund‘s obligations.

The fund may invest in certain other funds managed by the investment adviser or its affiliates (“Central Funds”) to more effectively invest in a diversified set of securities in a specific asset class such as money market instruments, bonds and other securities. Shares of Central Funds are only offered for purchase to the fund’s investment adviser and its affiliates and other funds, investment vehicles and accounts managed by the fund’s investment adviser and its affiliates. Central Funds do not charge management fees. As a result, the fund does not bear additional management fees when investing in Central Funds, but the fund does bear its proportionate share of Central Fund expenses. The investment results of the portions of the fund’s assets invested in the Central Funds will be based upon the investment results of the Central Funds.

The fund’s investment adviser and its affiliates manage other funds and accounts with similar names, investment objectives and/or strategies. Certain investment processes among such funds and accounts and as compared to the fund may differ, depending on the applicable structures and related limitations and investment restrictions associated with a particular investment vehicle. The investment results of these funds and accounts will vary depending on a number of factors including, but not limited to, differences in investment processes, applicable fees and expenses, portfolio sizes, transaction costs, cash flows, currencies, taxes and portfolio holdings. For more information regarding the investment process of the fund, see the “Management and organization” section of this prospectus.

The investment adviser may consider environmental, social and governance (“ESG”) factors that, depending on the facts and circumstances, are material to the value of an issuer or instrument. ESG factors may include, but are not limited to, environmental issues (e.g., water use, emission levels, waste, environmental remediation), social issues (e.g., human capital, health and safety, changing customer behavior) or governance issues (e.g., board composition, executive compensation, shareholder dilution).

The following are principal risks associated with investing in the fund.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central

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bank responses to economic conditions; levels of public debt and deficits; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer. The fund’s portfolio managers invest in issuers based on their level of investment conviction. At times, the fund may invest more significantly in a single issuer, which could increase the risk of loss arising from the factors described above.

Investing in municipal securities — Municipal securities are debt obligations that are exempt from federal, state and/or local income taxes. The yield and/or value of the fund’s investments in municipal securities may be adversely affected by events tied to the municipal securities markets, which can be very volatile and significantly impacted by unfavorable legislative or political developments and negative changes in the financial conditions of municipal securities issuers and the economy. To the extent the fund invests in obligations of a municipal issuer, the volatility, credit quality and performance of the fund may be adversely impacted by local political and economic conditions of the issuer. For example, a credit rating downgrade, bond default or bankruptcy involving an issuer within a particular state or territory could affect the market values and marketability of many or all municipal obligations of that state or territory. Income from municipal securities held by the fund could also be declared taxable because of changes in tax laws or interpretations by taxing authorities or as a result of noncompliant conduct of a municipal issuer. Additionally, the relative amount of publicly available information about municipal securities is generally less than that for corporate securities.

Alternative minimum tax — The fund may invest in securities, including in "private activity bonds," that may subject you to federal alternative minimum tax. Therefore, while the fund’s distributions from tax-exempt securities are not subject to regular federal income tax, a portion or all of the distributions may be included in determining a shareholder’s federal alternative minimum tax.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers of debt securities that may be prepaid at any time, such as mortgage- or other asset-backed securities, are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general change in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of the fund’s securities could cause the net asset value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in assessing credit and default risks.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or to try to limit losses, or may be forced to sell at a loss. Depending on market conditions, reduced liquidity of fund holdings may also cause the fund’s shares to trade in the market at wider bid-ask spreads or greater premiums or discounts to the fund’s NAV.

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by the fund could cause the values of these securities to decline.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt

65     Capital Group Fixed Income ETF Trust / Prospectus

securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in lower quality, higher yielding debt securities rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined by the investment adviser to be of equivalent quality, which securities are sometimes referred to as “junk bonds.”

Investing in similar municipal bonds — Investing significantly in municipal obligations of multiple issuers in the same state or backed by revenues of similar types of projects or industries may make the fund more susceptible to certain economic, political or regulatory occurrences. As a result, the fund has greater risk of volatility, and greater risk of loss, from these investments.

Interest rate risk — The values and liquidity of the securities held by the fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. The fund may invest in variable and floating rate securities. When the fund holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of the fund’s shares. Although the values of such securities are generally less sensitive to interest rate changes than those of other debt securities, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as market interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, the fund may not be able to maintain a positive yield or total return and, in relatively low interest rate environments, there are heightened risks associated with rising interest rates.

Portfolio turnover — The fund may engage in frequent and active trading of its portfolio securities. Higher portfolio turnover may involve correspondingly greater transaction costs in the form of dealer spreads, brokerage commissions and other transaction costs on the sale of securities and on reinvestment in other securities. The sale of portfolio securities may also result in the realization of net capital gains, which are taxable when distributed to shareholders, unless the shareholder is exempt from taxation or his or her account is tax-favored. These costs and tax effects may adversely affect the fund’s returns to shareholders. The fund’s portfolio turnover rate may vary from year to year, as well as within a year.

Market trading — While the fund shares are listed for trading on an exchange, there can be no assurance that an active trading market for such shares will develop or be maintained by market makers or Authorized Participants, or that the fund’s shares will continue to meet the requirements for listing or trading on any exchange or in any market. Trading in shares on the exchange may be halted due to market conditions or for reasons that, in the view of the exchange make trading in the fund shares inadvisable.

The market prices of fund shares are expected to fluctuate, in some cases materially, in response to changes in the fund’s NAV, the intraday value of the fund’s holdings, and supply and demand for the fund shares. While the creation and redemption feature of the fund is designed to make it more likely that the fund’s shares will typically trade on stock exchanges at prices close to the fund’s next calculated NAV, the existence of significant market volatility, disruptions to creations and redemptions, adverse developments impacting market makers, Authorized Participants or other market participants or potential lack of an active trading market for fund shares and/or for the holdings of the fund (including through a trading halt), among other factors, may result in the shares trading at a significant premium or discount to NAV. If you buy fund shares when the market price is at a premium or sell fund shares when the market price is at a discount, you may pay more than, or receive less than, NAV, respectively.

When buying or selling fund shares through a broker, you may incur a brokerage commission or other charges, including the cost of the “spread” between what investors are willing to pay for fund shares (the “bid” price) and the price at which they are willing to sell fund shares (the “ask” price). The spread is wider where the fund has less trading volume and market liquidity. During times of significant market volatility or market disruption, including when trading of the fund’s holdings may be halted, the bid-ask spread may increase significantly and cause fund shares to trade at a significant discount to the fund’s NAV. These risks are exacerbated when the fund is small. Additionally, like shares of other issuers listed on a stock exchange, fund shares may be sold short and are therefore subject to the risk of increased volatility and price decreases associated with being sold short.

Authorized Participant concentration — Only Authorized Participants (as defined in the “Shareholder information” section below) may engage in creation or redemption transactions directly with the fund, and none of them is obligated to do so. The fund has a limited number of institutions that may act as Authorized Participants. In addition, to the extent that securities held by the fund are traded outside a collateralized settlement system, Authorized Participants may be required to post collateral on certain trades on an agency basis (on behalf of other market participants), which only a limited number of Authorized Participants may be able to do. If Authorized Participants exit the business or are unable to or elect not to engage in creation or redemption transactions, and no other Authorized Participant engages in such function, fund shares may trade at a premium or discount to the fund’s net asset value and/or at wider intraday bid-ask spreads and possibly face trading halts or delisting.

Nondiversification — As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. As a result, poor performance by a single issuer could adversely affect fund performance more than if the fund were invested in a larger number of issuers. The fund’s share price can be expected to fluctuate more than might be the case if the fund were more broadly diversified.

Cash transactions — The fund currently expects to effect at least part of its creations and redemptions for cash rather than in-kind securities. When the fund effects redemptions partly or wholly for cash, rather than in-kind, the fund may have to sell portfolio securities at inopportune times in order to obtain the cash needed to meet redemption orders. If the fund realizes gains on these sales, the fund generally will be required to recognize a gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise be required if it were to distribute portfolio securities in-kind. This strategy may cause shareholders to be subject to tax from

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distributions to which they would not otherwise be subject. The use of cash creations and redemptions may also cause the fund’s shares to trade in the market at wider bid-ask spreads or greater premiums or discounts to the fund’s NAV. As a result of such cash transactions, the fund could incur brokerage costs which, to the extent not offset by transaction fees that are payable by an Authorized Participant, may reduce the fund’s NAV.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

The following are additional risks associated with investing in the fund.

Insured municipal bonds – The fund may invest in municipal bonds that are insured generally as to the timely payment of interest and repayment of principal. Insurance that covers a municipal bond does not guarantee the market value of the bond or the prices of the fund’s shares. Market conditions or changes to ratings criteria could adversely impact the ratings of municipal bond insurers. If the credit rating of the insurer were downgraded or withdrawn by rating agencies, this could have an adverse effect upon the credit rating of the insured bond and, therefore, its market value, despite the quality of the underlying issuer.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may cause the fund to lose significantly more than its initial investment. Derivatives may be difficult to value, difficult for the fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses. Derivatives are also subject to operational risk (such as documentation issues, settlement issues and systems failures) and legal risk (such as insufficient documentation, insufficient capacity or authority of a counterparty, and issues with the legality or enforceability of a contract).

Investing in futures contracts — In addition to the risks generally associated with investing in derivative instruments, futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and futures commission merchants with which the fund transacts. Additionally, although futures require only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a futures contract could greatly exceed the initial amount invested. While futures contracts are generally liquid instruments, under certain market conditions futures may be deemed to be illiquid. For example, the fund may be temporarily prohibited from closing out its position in a futures contract if intraday price change limits or limits on trading volume imposed by the applicable futures exchange are triggered. If the fund is unable to close out a position on a futures contract, the fund would remain subject to the risk of adverse price movements until the fund is able to close out the futures position. The ability of the fund to successfully utilize futures contracts may depend in part upon the ability of the fund’s investment adviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the futures in which the fund invests. If the investment adviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the futures in which it invests, the fund could suffer losses.

Exposure to country, region, industry or sector — Subject to the fund’s investment limitations, the fund may have significant exposure to a particular country, region, industry or sector. Such exposure may cause the fund to be more impacted by risks relating to and developments affecting the country, region, industry or sector, and thus its net asset value may be more volatile, than a fund without such levels of exposure. For example, if the fund has significant exposure in a particular country, then social, economic, regulatory or other issues that negatively affect that country may have a greater impact on the fund than on a fund that is more geographically diversified.

Large shareholder concentration — Certain shareholders, including other funds or accounts advised by the investment adviser, may from time to time own a substantial number of the fund’s shares. In addition, a third party investor, the fund’s investment adviser, an Authorized Participant, a lead market maker, or another entity may invest in the fund and hold its investment for a limited time solely to facilitate the commencement of the fund or the fund’s achieving a specified size or scale. If any such large shareholder sells or redeems (through an Authorized Participant) its investment and the fund fails to maintain a certain level of size or scale, the fund may be negatively impacted.

Cybersecurity breaches — The fund may be subject to operational and information security risks through breaches in cybersecurity. Cybersecurity breaches can result from deliberate attacks or unintentional events, including “ransomware” attacks, the injection of computer viruses or malicious software code, the use of vulnerabilities in code to gain unauthorized access to digital information systems, networks or devices, or external attacks such as denial-of-service attacks on the investment adviser’s or an affiliate’s website that could render the fund’s network services unavailable to intended end-users. These breaches may, among other things, lead to the unauthorized release of confidential information, misuse of the fund’s assets or sensitive information, the disruption of the fund’s operational capacity, the inability of fund shareholders to transact business, or the destruction of the fund’s physical infrastructure, equipment or operating systems. These events could cause the fund to violate applicable privacy and other laws and could subject the fund to reputational damage, additional costs associated with corrective measures and/or financial loss. The fund may also be subject to additional risks if its third-party service providers, such as the fund’s investment adviser, transfer agent, custodian, administrators and other financial intermediaries (including Authorized Participants), experience similar cybersecurity breaches and potential outcomes. Cybersecurity risks may also impact issuers of securities in which the fund invests, which may cause the fund’s investments in such issuers to lose value.

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In addition to the investment strategies described above, the fund has other investment practices that are described in the statement of additional information, which includes a description of other risks related to the fund’s investment strategies and other investment practices. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed above as well as those described in the statement of additional information.

Fund comparative indexes The investment results table in this prospectus shows how the fund’s average annual total returns compare with a broad measure of market results and, if applicable, other measures of market results that reflect the fund’s investment universe. The Bloomberg Municipal Bond Index is a market-value-weighted index designed to represent the long-term investment-grade tax-exempt bond market. This index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. The 85%/15% Bloomberg 1-15 Year Blend (1-17) Municipal Bond Index/Bloomberg 1-15 Year Blend (1-17) High Yield Municipal Bond Index blends the Bloomberg 1-15 Year Blend (1-17) Municipal Bond Index with the Bloomberg 1-15 Year Blend (1-17) High Yield Municipal Bond Index by weighting their cumulative total returns at 85% and 15%, respectively. The blend is rebalanced monthly. The Bloomberg 1-15 Year Blend (1-17) Municipal Bond Index consists of a broad selection of investment-grade general obligation and revenue bonds of maturities ranging from one year to 17 years. The Bloomberg 1-15 Year Blend (1-17) High Yield Municipal Bond Index consists of a broad selection of below-investment-grade general obligation and revenue bonds of maturities ranging from one year to 17 years. The indexes are unmanaged, and results include reinvested distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes.

Fund results All fund results in this prospectus reflect the reinvestment of dividends and capital gain distributions, if any.

Capital Group Short Duration Income ETF The fund’s investment objective is to provide current income, consistent with a short duration profile as described in this prospectus and with the preservation of capital. While it has no present intention to do so, the fund’s board may change the fund’s investment objective without shareholder approval upon 60 days’ prior written notice to shareholders.

The fund will invest primarily in bonds (bonds include any debt instrument and cash equivalents, and may be represented by derivatives). The fund maintains a portfolio of bonds, other debt securities (including asset-backed securities and other securities described below) and money market instruments consisting primarily of debt securities rated BBB– or Baa3 or better by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser. The fund’s average portfolio duration is generally expected to be less than 2 years, but may be up to 3 years. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rate. The longer a security's duration, the more sensitive it will be to changes in interest rates.

The fund primarily invests in debt securities denominated in U.S. dollars, including securities issued and guaranteed by the U.S. government, securities of corporate issuers, mortgage-backed securities and debt securities and mortgage-backed securities issued by government sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government. In addition, the fund may invest in asset-backed securities (securities backed by assets such as auto loans, credit card receivables or other providers of credit).

The fund may invest in debt securities tied economically to countries outside the U.S. including, but not limited to, corporate debt and inflation-linked bonds issued by U.S. and non-U.S. governments, their agencies or instrumentalities. Inflation-linked bonds are structured to protect against inflation by linking the bond’s principal and interest payments to an inflation index, such as the Consumer Price Index for Urban Consumers, so that principal and interest adjust to reflect changes in the index.

The fund may also invest in futures contracts and swaps, which are types of derivatives. A derivative is a financial contract, the value of which is based on the value of an underlying financial asset (such as a stock, bond or currency), a reference rate or a market index. The fund may invest in futures contracts and interest rate swaps in order to seek to manage the fund’s sensitivity to interest rates. A futures contract is a standardized exchange-traded agreement to buy or sell a specific quantity of an underlying asset, rate or index at an agreed-upon price at a stipulated future date. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in one or more interest rates, one of which is typically fixed and the other of which is typically a floating rate based on a designated short-term interest rate, such as the Secured Overnight Financing Rate, prime rate or other benchmark.
The fund is nondiversified, which means it may invest a greater portion of its assets in fewer issuers than would otherwise be the case.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent good investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental research, which may include analysis of credit quality, general economic conditions and various quantitative measures and, in the case of corporate obligations, meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

In addition to the principal investment strategies described above, the fund has other investment practices as described below and in the statement of additional information.

The fund may hold cash or cash equivalents, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions. The investment adviser may determine that it is appropriate to invest a substantial portion of the fund’s assets in such instruments in response to certain circumstances, such as periods of market turmoil. For temporary defensive purposes, the fund may invest without limitation in such instruments. A larger percentage of such holdings could reduce the magnitude of the fund’s gain in a period of rising market prices. Alternatively, a larger percentage of such holdings could reduce the magnitude of the fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet the fund‘s obligations.

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The fund may invest in certain other funds managed by the investment adviser or its affiliates (“Central Funds”) to more effectively invest in a diversified set of securities in a specific asset class such as money market instruments, bonds and other securities. Shares of Central Funds are only offered for purchase to the fund’s investment adviser and its affiliates and other funds, investment vehicles and accounts managed by the fund’s investment adviser and its affiliates. Central Funds do not charge management fees. As a result, the fund does not bear additional management fees when investing in Central Funds, but the fund does bear its proportionate share of Central Fund expenses. The investment results of the portions of the fund’s assets invested in the Central Funds will be based upon the investment results of the Central Funds.

The fund’s investment adviser and its affiliates manage other funds and accounts with similar names, investment objectives and/or strategies. Certain investment processes among such funds and accounts and as compared to the fund may differ, depending on the applicable structures and related limitations and investment restrictions associated with a particular investment vehicle. The investment results of these funds and accounts will vary depending on a number of factors including, but not limited to, differences in investment processes, applicable fees and expenses, portfolio sizes, transaction costs, cash flows, currencies, taxes and portfolio holdings. For more information regarding the investment process of the fund, see the “Management and organization” section of this prospectus.

The investment adviser may consider environmental, social and governance (“ESG”) factors that, depending on the facts and circumstances, are material to the value of an issuer or instrument. ESG factors may include, but are not limited to, environmental issues (e.g., water use, emission levels, waste, environmental remediation), social issues (e.g., human capital, health and safety, changing customer behavior) or governance issues (e.g., board composition, executive compensation, shareholder dilution).

The following are principal risks associated with investing in the fund.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; levels of public debt and deficits; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer. The fund’s portfolio managers invest in issuers based on their level of investment conviction. At times, the fund may invest more significantly in a single issuer, which could increase the risk of loss arising from the factors described above.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers of debt securities that may be prepaid at any time, such as mortgage- or other asset-backed securities, are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general change in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of the fund’s securities could cause the net asset value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in assessing credit and default risks.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as residential mortgage loans, home equity loans, mortgages on commercial buildings, consumer loans and equipment leases. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate
69     Capital Group Fixed Income ETF Trust / Prospectus

risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and the fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks, as well as additional risks associated with the assets underlying those securities.

Investing in securities backed by the U.S. government — U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Notwithstanding that these securities are backed by the full faith and credit of the U.S. government, circumstances could arise that would prevent or delay the payment of interest or principal on these securities, which could adversely affect their value and cause the fund to suffer losses. Such an event could lead to significant disruptions in U.S. and global markets.

Securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or to try to limit losses, or may be forced to sell at a loss. Depending on market conditions, reduced liquidity of fund holdings may also cause the fund’s shares to trade in the market at wider bid-ask spreads or greater premiums or discounts to the fund’s NAV.

Investing in inflation-linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation-linked bonds may also reduce the fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to the fund.

Investing outside the United States — Securities of issuers domiciled outside the United States or with significant operations or revenues outside the United States, and securities tied economically to countries outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may cause the fund to lose significantly more than its initial investment. Derivatives may be difficult to value, difficult for the fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses. Derivatives are also subject to operational risk (such as documentation issues, settlement issues and systems failures) and legal risk (such as insufficient documentation, insufficient capacity or authority of a counterparty, and issues with the legality or enforceability of a contract).

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Interest rate risk — The values and liquidity of the securities held by the fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. The fund may invest in variable and floating rate securities. When the fund holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of the fund’s shares. Although the values of such securities are generally less sensitive to interest rate changes than those of other debt securities, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as market interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, the fund may not be able to maintain a positive yield or total return and, in relatively low interest rate environments, there are heightened risks associated with rising interest rates.

Portfolio turnover — The fund may engage in frequent and active trading of its portfolio securities. Higher portfolio turnover may involve correspondingly greater transaction costs in the form of dealer spreads, brokerage commissions and other transaction costs on the sale of securities and on reinvestment in other securities. The sale of portfolio securities may also result in the realization of net capital gains, which are taxable when distributed to shareholders, unless the shareholder is exempt from taxation or his or her account is tax-favored. These costs and tax effects may adversely affect the fund’s returns to shareholders. The fund’s portfolio turnover rate may vary from year to year, as well as within a year.

Market trading — While the fund shares are listed for trading on an exchange, there can be no assurance that an active trading market for such shares will develop or be maintained by market makers or Authorized Participants, or that the fund’s shares will continue to meet the requirements for listing or trading on any exchange or in any market. Trading in shares on the exchange may be halted due to market conditions or for reasons that, in the view of the exchange make trading in the fund shares inadvisable.

The market prices of fund shares are expected to fluctuate, in some cases materially, in response to changes in the fund’s NAV, the intraday value of the fund’s holdings, and supply and demand for the fund shares. While the creation and redemption feature of the fund is designed to make it more likely that the fund’s shares will typically trade on stock exchanges at prices close to the fund’s next calculated NAV, the existence of significant market volatility, disruptions to creations and redemptions, adverse developments impacting market makers, Authorized Participants or other market participants or potential lack of an active trading market for fund shares and/or for the holdings of the fund (including through a trading halt), among other factors, may result in the shares trading at a significant premium or discount to NAV. If you buy fund shares when the market price is at a premium or sell fund shares when the market price is at a discount, you may pay more than, or receive less than, NAV, respectively.

Foreign securities held by the fund may be traded in markets that close at a different time than the exchange on which the fund shares are listed. Liquidity in those securities may be reduced after the applicable closing times. Accordingly, during the time when the fund’s exchange is open but after the applicable market closing, fixing or settlement times, bid-ask spreads on the fund’s exchange and the corresponding premium or discount to the fund’s NAV may widen.

When buying or selling fund shares through a broker, you may incur a brokerage commission or other charges, including the cost of the “spread” between what investors are willing to pay for fund shares (the “bid” price) and the price at which they are willing to sell fund shares (the “ask” price). The spread is wider where the fund has less trading volume and market liquidity. During times of significant market volatility or market disruption, including when trading of the fund’s holdings may be halted, the bid-ask spread may increase significantly and cause fund shares to trade at a significant discount to the fund’s NAV. These risks are exacerbated when the fund is small. Additionally, like shares of other issuers listed on a stock exchange, fund shares may be sold short and are therefore subject to the risk of increased volatility and price decreases associated with being sold short.

Authorized Participant concentration — Only Authorized Participants (as defined in the “Shareholder information” section below) may engage in creation or redemption transactions directly with the fund, and none of them is obligated to do so. The fund has a limited number of institutions that may act as Authorized Participants. In addition, to the extent that securities held by the fund are traded outside a collateralized settlement system, Authorized Participants may be required to post collateral on certain trades on an agency basis (on behalf of other market participants), which only a limited number of Authorized Participants may be able to do. If Authorized Participants exit the business or are unable to or elect not to engage in creation or redemption transactions, and no other Authorized Participant engages in such function, fund shares may trade at a premium or discount to the fund’s net asset value and/or at wider intraday bid-ask spreads and possibly face trading halts or delisting.

Nondiversification — As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. As a result, poor performance by a single issuer could adversely affect fund performance more than if the fund were invested in a larger number of issuers. The fund’s share price can be expected to fluctuate more than might be the case if the fund were more broadly diversified.

Cash transactions — The fund currently expects to effect at least part of its creations and redemptions for cash rather than in-kind securities. When the fund effects redemptions partly or wholly for cash, rather than in-kind, the fund may have to sell portfolio securities at inopportune times in order to obtain the cash needed to meet redemption orders. If the fund realizes gains on these sales, the fund generally will be required to recognize a gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise be required if it were to distribute portfolio securities in-kind. This strategy may cause shareholders to be subject to tax from distributions to which they would not otherwise be subject. The use of cash creations and redemptions may also cause the fund’s shares to trade in the market at wider bid-ask spreads or greater premiums or discounts to the fund’s NAV. As a result of such cash transactions, the fund could incur brokerage costs which, to the extent not offset by transaction fees that are payable by an Authorized Participant, may reduce the fund’s NAV.

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Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

The following are additional risks associated with investing in the fund.

Investing in future delivery contracts — The fund may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve the fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the fund’s market exposure, and the market price of the securities that the fund contracts to repurchase could drop below their purchase price. While the fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions increase the turnover rate of the fund.

Investing in futures contracts — In addition to the risks generally associated with investing in derivative instruments, futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and futures commission merchants with which the fund transacts. Additionally, although futures require only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a futures contract could greatly exceed the initial amount invested. While futures contracts are generally liquid instruments, under certain market conditions futures may be deemed to be illiquid. For example, the fund may be temporarily prohibited from closing out its position in a futures contract if intraday price change limits or limits on trading volume imposed by the applicable futures exchange are triggered. If the fund is unable to close out a position on a futures contract, the fund would remain subject to the risk of adverse price movements until the fund is able to close out the futures position. The ability of the fund to successfully utilize futures contracts may depend in part upon the ability of the fund’s investment adviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the futures in which the fund invests. If the investment adviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the futures in which it invests, the fund could suffer losses.

Investing in swaps — Swaps, including interest rate swaps, total return swaps and credit default swap indices, or CDSIs, are subject to many of the risks generally associated with investing in derivative instruments. Additionally, although swaps require no initial investment or only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a swap could greatly exceed the initial amount invested. The use of swaps involves the risk that the investment adviser will not accurately predict anticipated changes in interest rates or other economic factors, which may result in losses to the fund. If the fund enters into a bilaterally negotiated swap, the counterparty may fail to perform in accordance with the terms of the swap. If a counterparty defaults on its obligations under a swap, the fund may lose any amount it expected to receive from the counterparty, potentially including amounts in excess of the fund’s initial investment. Certain swaps are subject to mandatory central clearing or may be eligible for voluntary central clearing. Although clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, central clearing will not eliminate (but may decrease) counterparty risk relative to uncleared bilateral swaps. Some swaps, such as CDSIs, may be dependent on both the individual credit of the fund’s counterparty and on the credit of one or more issuers of any underlying assets. If the fund does not correctly evaluate the creditworthiness of its counterparty and, where applicable, of issuers of any underlying reference assets, the fund’s investment in a swap may result in losses to the fund.

Exposure to country, region, industry or sector — Subject to the fund’s investment limitations, the fund may have significant exposure to a particular country, region, industry or sector. Such exposure may cause the fund to be more impacted by risks relating to and developments affecting the country, region, industry or sector, and thus its net asset value may be more volatile, than a fund without such levels of exposure. For example, if the fund has significant exposure in a particular country, then social, economic, regulatory or other issues that negatively affect that country may have a greater impact on the fund than on a fund that is more geographically diversified.

Large shareholder concentration — Certain shareholders, including other funds or accounts advised by the investment adviser, may from time to time own a substantial number of the fund’s shares. In addition, a third party investor, the fund’s investment adviser, an Authorized Participant, a lead market maker, or another entity may invest in the fund and hold its investment for a limited time solely to facilitate the commencement of the fund or the fund’s achieving a specified size or scale. If any such large shareholder sells or redeems (through an Authorized Participant) its investment and the fund fails to maintain a certain level of size or scale, the fund may be negatively impacted.

Cybersecurity breaches — The fund may be subject to operational and information security risks through breaches in cybersecurity. Cybersecurity breaches can result from deliberate attacks or unintentional events, including “ransomware” attacks, the injection of computer viruses or malicious software code, the use of vulnerabilities in code to gain unauthorized access to digital information systems, networks or devices, or external attacks such as denial-of-service attacks on the investment adviser’s or an affiliate’s website that could render the fund’s network services unavailable to intended end-users. These breaches may, among other things, lead to the unauthorized release of confidential information, misuse of the fund’s assets or sensitive information, the disruption of the fund’s operational capacity, the inability of fund shareholders to transact business, or the destruction of the fund’s physical infrastructure, equipment or operating systems. These events could cause the fund to violate applicable privacy and other laws and could subject the fund to reputational damage, additional costs associated with corrective measures and/or financial loss. The fund may also be subject to additional risks if its third-party service providers, such as the fund’s investment adviser, transfer agent, custodian, administrators and other financial intermediaries (including Authorized Participants), experience similar cybersecurity breaches and potential outcomes. Cybersecurity risks may also impact issuers of securities in which the fund invests, which may cause the fund’s investments in such issuers to lose value.

In addition to the investment strategies described above, the fund has other investment practices that are described in the statement of additional information, which includes a description of other risks related to the fund’s investment strategies and other investment
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practices. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed above as well as those described in the statement of additional information.

Fund comparative indexes The investment results table in this prospectus shows how the fund’s average annual total returns compare with a broad measure of market results and, if applicable, other measures of market results that reflect the fund’s investment universe. The Bloomberg U.S. Aggregate Index represents the U.S. investment-grade fixed-rate bond market. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. The Bloomberg 1-3 Year U.S. Government/Credit Index is a market-value weighted index that tracks the total return results of fixed-rate, publicly placed, dollar-denominated obligations issued by the U.S. Treasury, U.S. government agencies, quasi-federal corporations, corporate or foreign debt guaranteed by the U.S. government, and U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity and quality requirements, with maturities of one to three years. This index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes.

Fund results All fund results in this prospectus reflect the reinvestment of dividends and capital gain distributions, if any.

Capital Group Short Duration Municipal Income ETF The fund’s investment objective is to provide current income exempt from regular federal income tax, consistent with a short duration profile as described in this prospectus and with the preservation of capital. While it has no present intention to do so, the fund’s board may change the fund’s investment objective without shareholder approval upon 60 days’ prior written notice to shareholders.

The fund will normally invest at least 80% of its assets in, or derive at least 80% of its income from, securities that are exempt from regular federal income tax. This is a fundamental policy of the fund and may not be changed without shareholder approval. Such securities consist of municipal bonds, which are debt obligations that pay interest that is exempt from federal income taxation, with payments made from a wide variety of sources, including governmental revenue streams and private enterprises. The fund will invest up to 20% of its assets in private activity bonds whose interest is generally subject to the federal alternative minimum tax.

The fund will invest at least 80% of its assets in bonds and other debt instruments. The fund may invest in insured municipal bonds, which are municipal bonds that are insured generally as to the timely payment of interest and repayment of principal. That said, such insurance, which may be purchased by the bond issuer, the fund or any other party, does not guarantee the market value of the bond. In addition, the fund may invest in debt securities of varying credit quality, including up to 10% of its assets in debt securities rated BB+ or below and Ba1 or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser, or unrated but determined by the fund’s investment adviser to be of equivalent quality. Securities rated BB+ or below and Ba1 or below are sometimes referred to as “junk bonds.” Though investment decisions regarding the fund’s portfolio may be informed by investment themes on a range of macroeconomic factors, the fund may invest in debt securities of any maturity. The fund will maintain a weighted average effective portfolio duration that is within 1 year of that of the Bloomberg Municipal Short 1-5 Years Index. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates. For example, the price of a security with a duration of one year would be expected to fall approximately 1% if interest rates rose by one percentage point.

The fund may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies.

The fund is nondiversified, which means it may invest a greater portion of its assets in fewer issuers than would otherwise be the case.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent good investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental research, which may include analysis of credit quality, general economic conditions and various quantitative measures and, in the case of corporate obligations, meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

In addition to the principal investment strategies described above, the fund has other investment practices as described below and in the statement of additional information.

The fund may hold cash or cash equivalents, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions. The investment adviser may determine that it is appropriate to invest a substantial portion of the fund’s assets in such instruments in response to certain circumstances, such as periods of market turmoil. For temporary defensive purposes, the fund may invest without limitation in such instruments. A larger percentage of such holdings could reduce the magnitude of the fund’s gain in a period of rising market prices. Alternatively, a larger percentage of such holdings could reduce the magnitude of the fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet the fund‘s obligations.

The fund may invest in certain other funds managed by the investment adviser or its affiliates (“Central Funds”) to more effectively invest in a diversified set of securities in a specific asset class such as money market instruments, bonds and other securities. Shares of Central Funds are only offered for purchase to the fund’s investment adviser and its affiliates and other funds, investment vehicles and accounts managed by the fund’s investment adviser and its affiliates. Central Funds do not charge management fees. As a result, the fund does not bear additional management fees when investing in Central Funds, but the fund does bear its proportionate share of Central Fund expenses. The investment results of the portions of the fund’s assets invested in the Central Funds will be based upon the investment results of the Central Funds.

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The fund’s investment adviser and its affiliates manage other funds and accounts with similar names, investment objectives and/or strategies. Certain investment processes among such funds and accounts and as compared to the fund may differ, depending on the applicable structures and related limitations and investment restrictions associated with a particular investment vehicle. The investment results of these funds and accounts will vary depending on a number of factors including, but not limited to, differences in investment processes, applicable fees and expenses, portfolio sizes, transaction costs, cash flows, currencies, taxes and portfolio holdings. For more information regarding the investment process of the fund, see the “Management and organization” section of this prospectus.

The investment adviser may consider environmental, social and governance (“ESG”) factors that, depending on the facts and circumstances, are material to the value of an issuer or instrument. ESG factors may include, but are not limited to, environmental issues (e.g., water use, emission levels, waste, environmental remediation), social issues (e.g., human capital, health and safety, changing customer behavior) or governance issues (e.g., board composition, executive compensation, shareholder dilution).

The following are principal risks associated with investing in the fund.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; levels of public debt and deficits; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer. The fund’s portfolio managers invest in issuers based on their level of investment conviction. At times, the fund may invest more significantly in a single issuer, which could increase the risk of loss arising from the factors described above.

Investing in municipal securities — Municipal securities are debt obligations that are exempt from federal, state and/or local income taxes. The yield and/or value of the fund’s investments in municipal securities may be adversely affected by events tied to the municipal securities markets, which can be very volatile and significantly impacted by unfavorable legislative or political developments and negative changes in the financial conditions of municipal securities issuers and the economy. To the extent the fund invests in obligations of a municipal issuer, the volatility, credit quality and performance of the fund may be adversely impacted by local political and economic conditions of the issuer. For example, a credit rating downgrade, bond default or bankruptcy involving an issuer within a particular state or territory could affect the market values and marketability of many or all municipal obligations of that state or territory. Income from municipal securities held by the fund could also be declared taxable because of changes in tax laws or interpretations by taxing authorities or as a result of noncompliant conduct of a municipal issuer. Additionally, the relative amount of publicly available information about municipal securities is generally less than that for corporate securities.

Alternative minimum tax — The fund may invest in securities, including in "private activity bonds," that may subject you to federal alternative minimum tax. Therefore, while the fund’s distributions from tax-exempt securities are not subject to regular federal income tax, a portion or all of the distributions may be included in determining a shareholder’s federal alternative minimum tax.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers of debt securities that may be prepaid at any time, such as mortgage- or other asset-backed securities, are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general change in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of the fund’s securities could cause the net asset value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them

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and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in assessing credit and default risks.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or to try to limit losses, or may be forced to sell at a loss. Depending on market conditions, reduced liquidity of fund holdings may also cause the fund’s shares to trade in the market at wider bid-ask spreads or greater premiums or discounts to the fund’s NAV.

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by the fund could cause the values of these securities to decline.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in lower quality, higher yielding debt securities rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined by the investment adviser to be of equivalent quality, which securities are sometimes referred to as “junk bonds.”

Investing in similar municipal bonds — Investing significantly in municipal obligations of multiple issuers in the same state or backed by revenues of similar types of projects or industries may make the fund more susceptible to certain economic, political or regulatory occurrences. As a result, the fund has greater risk of volatility, and greater risk of loss, from these investments.

Insured municipal bonds – The fund may invest in municipal bonds that are insured generally as to the timely payment of interest and repayment of principal. Insurance that covers a municipal bond does not guarantee the market value of the bond or the prices of the fund’s shares. Market conditions or changes to ratings criteria could adversely impact the ratings of municipal bond insurers. If the credit rating of the insurer were downgraded or withdrawn by rating agencies, this could have an adverse effect upon the credit rating of the insured bond and, therefore, its market value, despite the quality of the underlying issuer.

Interest rate risk — The values and liquidity of the securities held by the fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. The fund may invest in variable and floating rate securities. When the fund holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of the fund’s shares. Although the values of such securities are generally less sensitive to interest rate changes than those of other debt securities, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as market interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, the fund may not be able to maintain a positive yield or total return and, in relatively low interest rate environments, there are heightened risks associated with rising interest rates.

Portfolio turnover — The fund may engage in frequent and active trading of its portfolio securities. Higher portfolio turnover may involve correspondingly greater transaction costs in the form of dealer spreads, brokerage commissions and other transaction costs on the sale of securities and on reinvestment in other securities. The sale of portfolio securities may also result in the realization of net capital gains, which are taxable when distributed to shareholders, unless the shareholder is exempt from taxation or his or her account is tax-favored. These costs and tax effects may adversely affect the fund’s returns to shareholders. The fund’s portfolio turnover rate may vary from year to year, as well as within a year.

Market trading — While the fund shares are listed for trading on an exchange, there can be no assurance that an active trading market for such shares will develop or be maintained by market makers or Authorized Participants, or that the fund’s shares will continue to meet the requirements for listing or trading on any exchange or in any market. Trading in shares on the exchange may be halted due to market conditions or for reasons that, in the view of the exchange make trading in the fund shares inadvisable.

The market prices of fund shares are expected to fluctuate, in some cases materially, in response to changes in the fund’s NAV, the intraday value of the fund’s holdings, and supply and demand for the fund shares. While the creation and redemption feature of the fund is designed to make it more likely that the fund’s shares will typically trade on stock exchanges at prices close to the fund’s next calculated NAV, the existence of significant market volatility, disruptions to creations and redemptions, adverse developments impacting market makers, Authorized Participants or other market participants or potential lack of an active trading market for fund shares and/or for the holdings of the fund (including through a trading halt), among other factors, may result in the shares trading at a significant premium or discount to NAV. If you buy fund shares when the market price is at a premium or sell fund shares when the market price is at a discount, you may pay more than, or receive less than, NAV, respectively.

When buying or selling fund shares through a broker, you may incur a brokerage commission or other charges, including the cost of the “spread” between what investors are willing to pay for fund shares (the “bid” price) and the price at which they are willing to sell fund shares (the “ask” price). The spread is wider where the fund has less trading volume and market liquidity. During times of significant market volatility or market disruption, including when trading of the fund’s holdings may be halted, the bid-ask spread may increase significantly

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and cause fund shares to trade at a significant discount to the fund’s NAV. These risks are exacerbated when the fund is small. Additionally, like shares of other issuers listed on a stock exchange, fund shares may be sold short and are therefore subject to the risk of increased volatility and price decreases associated with being sold short.

Authorized Participant concentration — Only Authorized Participants (as defined in the “Shareholder information” section below) may engage in creation or redemption transactions directly with the fund, and none of them is obligated to do so. The fund has a limited number of institutions that may act as Authorized Participants. In addition, to the extent that securities held by the fund are traded outside a collateralized settlement system, Authorized Participants may be required to post collateral on certain trades on an agency basis (on behalf of other market participants), which only a limited number of Authorized Participants may be able to do. If Authorized Participants exit the business or are unable to or elect not to engage in creation or redemption transactions, and no other Authorized Participant engages in such function, fund shares may trade at a premium or discount to the fund’s net asset value and/or at wider intraday bid-ask spreads and possibly face trading halts or delisting.

Nondiversification — As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. As a result, poor performance by a single issuer could adversely affect fund performance more than if the fund were invested in a larger number of issuers. The fund’s share price can be expected to fluctuate more than might be the case if the fund were more broadly diversified.

Cash transactions — The fund currently expects to effect at least part of its creations and redemptions for cash rather than in-kind securities. When the fund effects redemptions partly or wholly for cash, rather than in-kind, the fund may have to sell portfolio securities at inopportune times in order to obtain the cash needed to meet redemption orders. If the fund realizes gains on these sales, the fund generally will be required to recognize a gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise be required if it were to distribute portfolio securities in-kind. This strategy may cause shareholders to be subject to tax from distributions to which they would not otherwise be subject. The use of cash creations and redemptions may also cause the fund’s shares to trade in the market at wider bid-ask spreads or greater premiums or discounts to the fund’s NAV. As a result of such cash transactions, the fund could incur brokerage costs which, to the extent not offset by transaction fees that are payable by an Authorized Participant, may reduce the fund’s NAV.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

The following are additional risks associated with investing in the fund.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may cause the fund to lose significantly more than its initial investment. Derivatives may be difficult to value, difficult for the fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses. Derivatives are also subject to operational risk (such as documentation issues, settlement issues and systems failures) and legal risk (such as insufficient documentation, insufficient capacity or authority of a counterparty, and issues with the legality or enforceability of a contract).

Investing in futures contracts — In addition to the risks generally associated with investing in derivative instruments, futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and futures commission merchants with which the fund transacts. Additionally, although futures require only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a futures contract could greatly exceed the initial amount invested. While futures contracts are generally liquid instruments, under certain market conditions futures may be deemed to be illiquid. For example, the fund may be temporarily prohibited from closing out its position in a futures contract if intraday price change limits or limits on trading volume imposed by the applicable futures exchange are triggered. If the fund is unable to close out a position on a futures contract, the fund would remain subject to the risk of adverse price movements until the fund is able to close out the futures position. The ability of the fund to successfully utilize futures contracts may depend in part upon the ability of the fund’s investment adviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the futures in which the fund invests. If the investment adviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the futures in which it invests, the fund could suffer losses.

Exposure to country, region, industry or sector — Subject to the fund’s investment limitations, the fund may have significant exposure to a particular country, region, industry or sector. Such exposure may cause the fund to be more impacted by risks relating to and developments affecting the country, region, industry or sector, and thus its net asset value may be more volatile, than a fund without such levels of exposure. For example, if the fund has significant exposure in a particular country, then social, economic, regulatory or other issues that negatively affect that country may have a greater impact on the fund than on a fund that is more geographically diversified.

Large shareholder concentration — Certain shareholders, including other funds or accounts advised by the investment adviser, may from time to time own a substantial number of the fund’s shares. If any such large shareholder sells or redeems (through an Authorized Participant) its investment and the fund fails to maintain a certain level of size or scale, the fund may be negatively impacted.

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Cybersecurity breaches — The fund may be subject to operational and information security risks through breaches in cybersecurity. Cybersecurity breaches can result from deliberate attacks or unintentional events, including “ransomware” attacks, the injection of computer viruses or malicious software code, the use of vulnerabilities in code to gain unauthorized access to digital information systems, networks or devices, or external attacks such as denial-of-service attacks on the investment adviser’s or an affiliate’s website that could render the fund’s network services unavailable to intended end-users. These breaches may, among other things, lead to the unauthorized release of confidential information, misuse of the fund’s assets or sensitive information, the disruption of the fund’s operational capacity, the inability of fund shareholders to transact business, or the destruction of the fund’s physical infrastructure, equipment or operating systems. These events could cause the fund to violate applicable privacy and other laws and could subject the fund to reputational damage, additional costs associated with corrective measures and/or financial loss. The fund may also be subject to additional risks if its third-party service providers, such as the fund’s investment adviser, transfer agent, custodian, administrators and other financial intermediaries (including Authorized Participants), experience similar cybersecurity breaches and potential outcomes. Cybersecurity risks may also impact issuers of securities in which the fund invests, which may cause the fund’s investments in such issuers to lose value.

Tax risk — Income from securities held by the fund could also be declared taxable because of changes in tax laws or interpretations by taxing authorities, as a result of noncompliant conduct of a municipal issuer. Investments in taxable bonds and certain derivatives utilized by the fund may cause the fund to have taxable investment income. In addition, the fund may recognize taxable ordinary income from market discount. The fund may also realize capital gains on the sale of its securities. These capital gains will be taxable regardless of whether they are derived from the sale of tax-exempt bonds or taxable securities.

In addition to the investment strategies described above, the fund has other investment practices that are described in the statement of additional information, which includes a description of other risks related to the fund’s investment strategies and other investment practices. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed above as well as those described in the statement of additional information.

Fund comparative indexes The investment results table in this prospectus shows how the fund’s average annual total returns compare with a broad measure of market results and, if applicable, other measures of market results that reflect the fund’s investment universe. The Bloomberg Municipal Bond Index is a market-value-weighted index designed to represent the long-term investment-grade tax-exempt bond market. This index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. The Bloomberg Municipal Short 1–5 Years Index is a market-value-weighted index that includes investment-grade tax-exempt bonds with maturities of one to five years. This index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes.

Fund results All fund results in this prospectus reflect the reinvestment of dividends and capital gain distributions, if any.
Capital Group Ultra Short Income ETF The fund’s investment objective is to provide current income, consistent with an ultra-short duration profile as described in this prospectus, focused on preservation of capital. While it has no present intention to do so, the fund’s board may change the fund’s investment objective without shareholder approval upon 60 days’ prior written notice to shareholders.

The fund will invest at least 80% of its assets in bonds and other debt securities that accrue income, which may be represented by derivatives. This policy is subject to change only upon 60 days’ prior written notice to shareholders. Under normal circumstances, the fund will invest primarily in investment grade, U.S. dollar denominated short-term debt, including: high-quality, short-term money market instruments such as commercial paper and certificates of deposit; U.S. Treasury securities and other government securities guaranteed or issued by an agency or instrumentality of the U.S. government; corporate securities; and asset-backed securities.

The fund may also invest in inflation-linked bonds. Inflation-linked bonds are structured to protect against inflation by linking the bond's principal and interest payments to an inflation index such as the Consumer Price Index for Urban Consumers, so that principal and interest adjust to reflect changes in the index. The fund may invest substantially in debt securities that are tied economically to countries outside the United States. Such securities will primarily be U.S. dollar denominated though they may be issued by foreign corporations or foreign governments and their agencies and instrumentalities.

The fund will invest primarily in investment-grade debt with a minimum short-term rating of P-2, A-2 or F2 or better, or a minimum long-term rating of BBB- or Baa3, in each case given by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser.

The fund may also invest in futures contracts and swaps, which are types of derivatives. A derivative is a financial contract, the value of which is based on the value of an underlying financial asset (such as a stock, bond or currency), a reference rate or a market index. The fund may invest in futures contracts and interest rate swaps in order to seek to manage the fund’s sensitivity to interest rates. A futures contract is a standardized exchange-traded agreement to buy or sell a specific quantity of an underlying asset, rate or index at an agreed-upon price at a stipulated future date. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in one or more interest rates, one of which is typically fixed and the other of which is typically a floating rate based on a designated short-term interest rate, such as the Secured Overnight Financing Rate, prime rate or other benchmark.

The fund seeks to maintain an average portfolio duration of one year or less. However, under certain market conditions, such as in periods of significant volatility in interest rates and spreads, the fund’s duration may be longer than one year. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. For example, the price of a security with a duration of one year would be expected to fall approximately 1% if interest rates rose by one percentage point. In addition, under normal market conditions, the fund seeks to maintain a dollar-weighted average effective maturity of two years or less.

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As part of the fund’s principal investment strategy and for temporary defensive purposes, the fund may invest a substantial portion of the fund’s assets in cash or cash equivalents, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. A larger percentage of such holdings could reduce the magnitude of the fund’s gain in a period of rising market prices. Alternatively, a larger percentage of such holdings could reduce the magnitude of the fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet the fund‘s obligations.

The fund is nondiversified, which means it may invest a greater portion of its assets in fewer issuers than would otherwise be the case. In addition, under normal market conditions, the fund will invest more than 25% of its assets in securities issued by companies in the financials group of industries, which include, but are not limited to, banks, capital markets, financial services and insurance industries. However, the fund may invest 25% of its assets or less in such industries as a temporary defensive measure.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent good investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental research, which may include analysis of credit quality, general economic conditions and various quantitative measures and, in the case of corporate obligations, meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

In addition to the principal investment strategies described above, the fund has other investment practices as described below and in the statement of additional information.

The fund may invest in certain other funds managed by the investment adviser or its affiliates (“Central Funds”) to more effectively invest in a diversified set of securities in a specific asset class such as money market instruments, bonds and other securities. Shares of Central Funds are only offered for purchase to the fund’s investment adviser and its affiliates and other funds, investment vehicles and accounts managed by the fund’s investment adviser and its affiliates. Central Funds do not charge management fees. As a result, the fund does not bear additional management fees when investing in Central Funds, but the fund does bear its proportionate share of Central Fund expenses. The investment results of the portions of the fund’s assets invested in the Central Funds will be based upon the investment results of the Central Funds.

The fund’s investment adviser and its affiliates manage other funds and accounts with similar names, investment objectives and/or strategies. Certain investment processes among such funds and accounts and as compared to the fund may differ, depending on the applicable structures and related limitations and investment restrictions associated with a particular investment vehicle. The investment results of these funds and accounts will vary depending on a number of factors including, but not limited to, differences in investment processes, applicable fees and expenses, portfolio sizes, transaction costs, cash flows, currencies, taxes and portfolio holdings. For more information regarding the investment process of the fund, see the “Management and organization” section of this prospectus.

The investment adviser may consider environmental, social and governance (“ESG”) factors that, depending on the facts and circumstances, are material to the value of an issuer or instrument. ESG factors may include, but are not limited to, environmental issues (e.g., water use, emission levels, waste, environmental remediation), social issues (e.g., human capital, health and safety, changing customer behavior) or governance issues (e.g., board composition, executive compensation, shareholder dilution).

The following are principal risks associated with investing in the fund.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; levels of public debt and deficits; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer. The fund’s portfolio managers invest in issuers based on their level of investment conviction. At times, the fund may invest more significantly in a single issuer, which could increase the risk of loss arising from the factors described above.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.

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Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers of debt securities that may be prepaid at any time, such as mortgage- or other asset-backed securities, are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general change in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of the fund’s securities could cause the net asset value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in assessing credit and default risks.

Investing in cash equivalents — Cash equivalents, such as commercial paper, asset-backed commercial paper, short term-bank obligations and corporate bonds and notes that mature or may be redeemed or mature within thirteen months or less, like other fixed income instruments are subject to interest rate risk. However, the short-term nature of a commercial paper investment makes it less susceptible to volatility than many other fixed income securities because interest rate risk typically increases as maturity lengths increase. Commercial paper is often unsecured, but may be supported by letters of credit or other forms of collateral. Maturing commercial paper are usually repaid by the issuer from the proceeds of new commercial paper issuances. As a result, investment in commercial paper is subject to rollover risk, or the risk that the issuer cannot issue enough new commercial paper to satisfy its outstanding commercial paper. As with all fixed income securities, there is a chance that the issuer will default on its short-term obligations and these securities may become illiquid or suffer from reduced liquidity in these or other situations.

Investing in financials — Under normal circumstances, a significant portion of the fund’s portfolio will be comprised of securities issued by companies in the financials group of industries. As a result, the fund may be more susceptible to any economic, business, political or other developments which generally affect this group of industries. The profitability of many types of financial companies may be adversely affected in certain market cycles, including during periods of rising interest rates, which may restrict the availability and increase the cost of capital, and declining economic conditions, which may cause credit losses due to financial difficulties of borrowers. Because many types of financial companies are vulnerable to these economic cycles, the fund’s investments may lose value during such periods.

Investing in securities backed by the U.S. government — U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government.

Securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in asset-backed securities — Asset-backed securities include debt obligations that represent interests in pools of income-bearing assets, such as consumer loans or receivables. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and the fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities. Asset-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the asset may decline in value and be insufficient, upon foreclosure, to repay the associated loans.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may cause the fund to lose significantly more than its initial investment. Derivatives may be difficult to value, difficult for the fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses. Derivatives are also subject to operational risk (such as documentation issues, settlement issues and systems failures) and legal risk (such as insufficient documentation, insufficient capacity or authority of a counterparty, and issues with the legality or enforceability of a contract).

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or

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difficult to determine, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or to try to limit losses, or may be forced to sell at a loss. Depending on market conditions, reduced liquidity of fund holdings may also cause the fund’s shares to trade in the market at wider bid-ask spreads or greater premiums or discounts to the fund’s NAV.

Investing outside the United States — Securities of issuers domiciled outside the United States or with significant operations or revenues outside the United States, and securities tied economically to countries outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Interest rate risk — The values and liquidity of the securities held by the fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. The fund may invest in variable and floating rate securities. When the fund holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of the fund’s shares. Although the values of such securities are generally less sensitive to interest rate changes than those of other debt securities, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as market interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, the fund may not be able to maintain a positive yield or total return and, in relatively low interest rate environments, there are heightened risks associated with rising interest rates.

Market trading — While the fund shares are listed for trading on an exchange, there can be no assurance that an active trading market for such shares will develop or be maintained by market makers or Authorized Participants, or that the fund’s shares will continue to meet the requirements for listing or trading on any exchange or in any market. Trading in shares on the exchange may be halted due to market conditions or for reasons that, in the view of the exchange make trading in the fund shares inadvisable.

The market prices of fund shares are expected to fluctuate, in some cases materially, in response to changes in the fund’s NAV, the intraday value of the fund’s holdings, and supply and demand for the fund shares. While the creation and redemption feature of the fund is designed to make it more likely that the fund’s shares will typically trade on stock exchanges at prices close to the fund’s next calculated NAV, the existence of significant market volatility, disruptions to creations and redemptions, adverse developments impacting market makers, Authorized Participants or other market participants or potential lack of an active trading market for fund shares and/or for the holdings of the fund (including through a trading halt), among other factors, may result in the shares trading at a significant premium or discount to NAV. If you buy fund shares when the market price is at a premium or sell fund shares when the market price is at a discount, you may pay more than, or receive less than, NAV, respectively.

When buying or selling fund shares through a broker, you may incur a brokerage commission or other charges, including the cost of the “spread” between what investors are willing to pay for fund shares (the “bid” price) and the price at which they are willing to sell fund shares (the “ask” price). The spread is wider where the fund has less trading volume and market liquidity. During times of significant market volatility or market disruption, including when trading of the fund’s holdings may be halted, the bid-ask spread may increase significantly and cause fund shares to trade at a significant discount to the fund’s NAV. These risks are exacerbated when the fund is small. Additionally, like shares of other issuers listed on a stock exchange, fund shares may be sold short and are therefore subject to the risk of increased volatility and price decreases associated with being sold short.

Authorized Participant concentration — Only Authorized Participants (as defined in the “Shareholder information” section below) may engage in creation or redemption transactions directly with the fund, and none of them is obligated to do so. The fund has a limited number of institutions that may act as Authorized Participants. In addition, to the extent that securities held by the fund are traded outside a collateralized settlement system, Authorized Participants may be required to post collateral on certain trades on an agency basis (on behalf of other market participants), which only a limited number of Authorized Participants may be able to do. If Authorized Participants exit the business or are unable to or elect not to engage in creation or redemption transactions, and no other Authorized Participant engages in such function, fund shares may trade at a premium or discount to the fund’s net asset value and/or at wider intraday bid-ask spreads and possibly face trading halts or delisting.

Nondiversification — As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. As a result, poor performance by a single issuer could adversely affect fund performance more than if the fund were invested in a larger number of issuers. The fund’s share price can be expected to fluctuate more than might be the case if the fund were more broadly diversified.

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Exposure to country, region, industry or sector — Subject to the fund’s investment limitations, the fund may have significant exposure to a particular country, region, industry or sector. Such exposure may cause the fund to be more impacted by risks relating to and developments affecting the country, region, industry or sector, and thus its net asset value may be more volatile, than a fund without such levels of exposure. For example, if the fund has significant exposure in a particular country, then social, economic, regulatory or other issues that negatively affect that country may have a greater impact on the fund than on a fund that is more geographically diversified.

Cash transactions — The fund currently expects to effect at least part of its creations and redemptions for cash rather than in-kind securities. When the fund effects redemptions partly or wholly for cash, rather than in-kind, the fund may have to sell portfolio securities at inopportune times in order to obtain the cash needed to meet redemption orders. If the fund realizes gains on these sales, the fund generally will be required to recognize a gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise be required if it were to distribute portfolio securities in-kind. This strategy may cause shareholders to be subject to tax from distributions to which they would not otherwise be subject. The use of cash creations and redemptions may also cause the fund’s shares to trade in the market at wider bid-ask spreads or greater premiums or discounts to the fund’s NAV. As a result of such cash transactions, the fund could incur brokerage costs which, to the extent not offset by transaction fees that are payable by an Authorized Participant, may reduce the fund’s NAV.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

The following are additional risks associated with investing in the fund.

Investing in futures contracts — In addition to the risks generally associated with investing in derivative instruments, futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and futures commission merchants with which the fund transacts. Additionally, although futures require only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a futures contract could greatly exceed the initial amount invested. While futures contracts are generally liquid instruments, under certain market conditions futures may be deemed to be illiquid. For example, the fund may be temporarily prohibited from closing out its position in a futures contract if intraday price change limits or limits on trading volume imposed by the applicable futures exchange are triggered. If the fund is unable to close out a position on a futures contract, the fund would remain subject to the risk of adverse price movements until the fund is able to close out the futures position. The ability of the fund to successfully utilize futures contracts may depend in part upon the ability of the fund’s investment adviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the futures in which the fund invests. If the investment adviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the futures in which it invests, the fund could suffer losses.

Investing in swaps — Swaps, including interest rate swaps, total return swaps and credit default swap indices, or CDSIs, are subject to many of the risks generally associated with investing in derivative instruments. Additionally, although swaps require no initial investment or only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a swap could greatly exceed the initial amount invested. The use of swaps involves the risk that the investment adviser will not accurately predict anticipated changes in interest rates or other economic factors, which may result in losses to the fund. If the fund enters into a bilaterally negotiated swap, the counterparty may fail to perform in accordance with the terms of the swap. If a counterparty defaults on its obligations under a swap, the fund may lose any amount it expected to receive from the counterparty, potentially including amounts in excess of the fund’s initial investment. Certain swaps are subject to mandatory central clearing or may be eligible for voluntary central clearing. Although clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, central clearing will not eliminate (but may decrease) counterparty risk relative to uncleared bilateral swaps. Some swaps, such as CDSIs, may be dependent on both the individual credit of the fund’s counterparty and on the credit of one or more issuers of any underlying assets. If the fund does not correctly evaluate the creditworthiness of its counterparty and, where applicable, of issuers of any underlying reference assets, the fund’s investment in a swap may result in losses to the fund.

Large shareholder concentration — Certain shareholders, including other funds or accounts advised by the investment adviser, may from time to time own a substantial number of the fund’s shares. In addition, a third party investor, the fund’s investment adviser, an Authorized Participant, a lead market maker, or another entity may invest in the fund and hold its investment for a limited time solely to facilitate the commencement of the fund or the fund’s achieving a specified size or scale. If any such large shareholder sells or redeems (through an Authorized Participant) its investment and the fund fails to maintain a certain level of size or scale, the fund may be negatively impacted.

Cybersecurity breaches — The fund may be subject to operational and information security risks through breaches in cybersecurity. Cybersecurity breaches can result from deliberate attacks or unintentional events, including “ransomware” attacks, the injection of computer viruses or malicious software code, the use of vulnerabilities in code to gain unauthorized access to digital information systems, networks or devices, or external attacks such as denial-of-service attacks on the investment adviser’s or an affiliate’s website that could render the fund’s network services unavailable to intended end-users. These breaches may, among other things, lead to the unauthorized release of confidential information, misuse of the fund’s assets or sensitive information, the disruption of the fund’s operational capacity, the inability of fund shareholders to transact business, or the destruction of the fund’s physical infrastructure, equipment or operating systems. These events could cause the fund to violate applicable privacy and other laws and could subject the fund to reputational damage, additional costs associated with corrective measures and/or financial loss. The fund may also be subject to additional risks if its third-party service providers, such as the fund’s investment adviser, transfer agent, custodian, administrators and other financial intermediaries (including Authorized Participants), experience similar cybersecurity breaches and potential outcomes. Cybersecurity risks may also impact issuers of securities in which the fund invests, which may cause the fund’s investments in such issuers to lose value.

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Portfolio turnover — The fund may engage in frequent and active trading of its portfolio securities. Higher portfolio turnover may involve correspondingly greater transaction costs in the form of dealer spreads, brokerage commissions and other transaction costs on the sale of securities and on reinvestment in other securities. The sale of portfolio securities may also result in the realization of net capital gains, which are taxable when distributed to shareholders, unless the shareholder is exempt from taxation or his or her account is tax-favored. These costs and tax effects may adversely affect the fund’s returns to shareholders. The fund’s portfolio turnover rate may vary from year to year, as well as within a year.

In addition to the investment strategies described above, the fund has other investment practices that are described in the statement of additional information, which includes a description of other risks related to the fund’s investment strategies and other investment practices. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed above as well as those described in the statement of additional information.

Capital Group U.S. Multi-Sector Income ETF The fund’s investment objective is to provide a high level of current income. Its secondary investment objective is capital appreciation. While it has no present intention to do so, the fund’s board may change the fund’s investment objective without shareholder approval upon 60 days’ prior written notice to shareholders.

The fund normally invests at least 80% of its assets in the United States. The fund invests primarily in bonds and other debt instruments, which may be represented by other investment instruments, including derivatives. In seeking to achieve a high level of current income, the fund invests in a broad range of debt securities across the credit spectrum. Normally, the fund will invest its assets across three primary sectors: high-yield corporate debt, investment grade corporate debt and securitized debt. The proportion of securities held by the fund within each of these credit sectors will vary with market conditions and the investment adviser’s assessment of their relative attractiveness as investment opportunities. The fund's neutral mix of investments in each sector is approximately 50% high-yield corporate debt, 30% investment grade corporate debt and 20% securitized debt. Normally, the investment adviser expects the fund's asset allocation to approximate the neutral mix within a range of plus or minus 10-20% of assets per sector, although there are no absolute limits or range boundaries on the percent of assets invested in each sector. The fund may also opportunistically invest in other sectors including, but not limited to, U.S. government debt, municipal debt and non-corporate credit, in response to market conditions. Non-corporate credit means debt issued by any non-corporate entity including, but not limited to, regional governments, government agencies and supranational entities. Though investment decisions regarding the fund's portfolio may be informed by investment themes on a range of macroeconomic factors, the fund may invest in debt securities of any maturity or duration. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rate. The longer a security's duration, the more sensitive it will be to changes in interest rates.

The fund may invest substantially in securities rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Ratings Organizations designated by the fund’s investment adviser, or in securities that are unrated but determined to be of equivalent quality by the fund’s investment adviser. Such securities, sometimes referred to as “junk bonds,” may include securities considered to be in distress or default and may be in the high-yield corporate debt sector or the securitized debt sector or any sector in which the fund may invest opportunistically. The fund may also invest up to 20% of its assets tied economically to countries outside the United States including, on a more limited basis, in securities of corporate issuers in emerging markets.

Though the fund may invest in various types of securitized debt instruments, the fund will normally invest the securitized debt portion of its portfolio in mortgage- and other asset-backed securities. The fund may, however, invest in other securitized debt instruments, including collateralized debt obligations (which may, from time to time, include lower-rated tranches of such instruments).

The fund may invest in futures contracts and swaps, which are types of derivatives. A derivative is a financial contract, the value of which is based on the value of an underlying financial asset (such as a stock, bond or currency), a reference rate or a market index.
The fund may invest in futures contracts and interest rate swaps in order to seek to manage the fund’s sensitivity to interest rates, and in credit default swap indices, or CDSIs, in order to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks. A futures contract is a standardized exchange-traded agreement to buy or sell a specific quantity of an underlying asset, rate or index at an agreed-upon price at a stipulated future date. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in one or more interest rates, one of which is typically fixed and the other of which is typically a floating rate based on a designated short-term interest rate, such as the Secured Overnight Financing Rate, prime rate or other benchmark. A CDSI is based on a portfolio of credit default swaps with similar characteristics, such as credit default swaps on high-yield bonds. In a typical CDSI transaction, one party – the protection buyer – is obligated to pay the other party – the protection seller – a stream of periodic payments over the term of the contract, provided generally that no credit event on an underlying reference obligation has occurred. If such a credit event has occurred, the protection seller must pay the protection buyer the loss on those credits.

The fund is nondiversified, which means it may invest a greater portion of its assets in fewer issuers than would otherwise be the case.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent good investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental research, which may include analysis of credit quality, general economic conditions and various quantitative measures and, in the case of corporate obligations, meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

In addition to the principal investment strategies described above, the fund has other investment practices as described below and in the statement of additional information.

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The fund may hold cash or cash equivalents, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions. The investment adviser may determine that it is appropriate to invest a substantial portion of the fund’s assets in such instruments in response to certain circumstances, such as periods of market turmoil. For temporary defensive purposes, the fund may invest without limitation in such instruments. A larger percentage of such holdings could reduce the magnitude of the fund’s gain in a period of rising market prices. Alternatively, a larger percentage of such holdings could reduce the magnitude of the fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet the fund‘s obligations.

The fund may invest in certain other funds managed by the investment adviser or its affiliates (“Central Funds”) to more effectively invest in a diversified set of securities in a specific asset class such as money market instruments, bonds and other securities. Shares of Central Funds are only offered for purchase to the fund’s investment adviser and its affiliates and other funds, investment vehicles and accounts managed by the fund’s investment adviser and its affiliates. Central Funds do not charge management fees. As a result, the fund does not bear additional management fees when investing in Central Funds, but the fund does bear its proportionate share of Central Fund expenses. The investment results of the portions of the fund’s assets invested in the Central Funds will be based upon the investment results of the Central Funds.

The fund’s investment adviser and its affiliates manage other funds and accounts with similar names, investment objectives and/or strategies. Certain investment processes among such funds and accounts and as compared to the fund may differ, depending on the applicable structures and related limitations and investment restrictions associated with a particular investment vehicle. The investment results of these funds and accounts will vary depending on a number of factors including, but not limited to, differences in investment processes, applicable fees and expenses, portfolio sizes, transaction costs, cash flows, currencies, taxes and portfolio holdings. For more information regarding the investment process of the fund, see the “Management and organization” section of this prospectus.

The investment adviser may consider environmental, social and governance (“ESG”) factors that, depending on the facts and circumstances, are material to the value of an issuer or instrument. ESG factors may include, but are not limited to, environmental issues (e.g., water use, emission levels, waste, environmental remediation), social issues (e.g., human capital, health and safety, changing customer behavior) or governance issues (e.g., board composition, executive compensation, shareholder dilution).

The following are principal risks associated with investing in the fund.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; levels of public debt and deficits; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer. The fund’s portfolio managers invest in issuers based on their level of investment conviction. At times, the fund may invest more significantly in a single issuer, which could increase the risk of loss arising from the factors described above.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers of debt securities that may be prepaid at any time, such as mortgage- or other asset-backed securities, are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general change in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of the fund’s securities could cause the net asset value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the

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credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in assessing credit and default risks.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as residential mortgage loans, home equity loans, mortgages on commercial buildings, consumer loans and equipment leases. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and the fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks, as well as additional risks associated with the assets underlying those securities.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may cause the fund to lose significantly more than its initial investment. Derivatives may be difficult to value, difficult for the fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses. Derivatives are also subject to operational risk (such as documentation issues, settlement issues and systems failures) and legal risk (such as insufficient documentation, insufficient capacity or authority of a counterparty, and issues with the legality or enforceability of a contract).

Exposure to country, region, industry or sector — Subject to the fund’s investment limitations, the fund may have significant exposure to a particular country, region, industry or sector. Such exposure may cause the fund to be more impacted by risks relating to and developments affecting the country, region, industry or sector, and thus its net asset value may be more volatile, than a fund without such levels of exposure. For example, if the fund has significant exposure in a particular country, then social, economic, regulatory or other issues that negatively affect that country may have a greater impact on the fund than on a fund that is more geographically diversified.

Investing outside the United States — Securities of issuers domiciled outside the United States or with significant operations or revenues outside the United States, and securities tied economically to countries outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or to try to limit losses, or may be forced to sell at a loss. Depending on market conditions, reduced liquidity of fund holdings may also cause the fund’s shares to trade in the market at wider bid-ask spreads or greater premiums or discounts to the fund’s NAV.

Interest rate risk — The values and liquidity of the securities held by the fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. The fund may invest in variable and floating rate securities. When the fund holds variable or floating rate securities, a decrease

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in market interest rates will adversely affect the income received from such securities and the net asset value of the fund’s shares. Although the values of such securities are generally less sensitive to interest rate changes than those of other debt securities, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as market interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, the fund may not be able to maintain a positive yield or total return and, in relatively low interest rate environments, there are heightened risks associated with rising interest rates.

Portfolio turnover — The fund may engage in frequent and active trading of its portfolio securities. Higher portfolio turnover may involve correspondingly greater transaction costs in the form of dealer spreads, brokerage commissions and other transaction costs on the sale of securities and on reinvestment in other securities. The sale of portfolio securities may also result in the realization of net capital gains, which are taxable when distributed to shareholders, unless the shareholder is exempt from taxation or his or her account is tax-favored. These costs and tax effects may adversely affect the fund’s returns to shareholders. The fund’s portfolio turnover rate may vary from year to year, as well as within a year.

Market trading — While the fund shares are listed for trading on an exchange, there can be no assurance that an active trading market for such shares will develop or be maintained by market makers or Authorized Participants, or that the fund’s shares will continue to meet the requirements for listing or trading on any exchange or in any market. Trading in shares on the exchange may be halted due to market conditions or for reasons that, in the view of the exchange make trading in the fund shares inadvisable.

The market prices of fund shares are expected to fluctuate, in some cases materially, in response to changes in the fund’s NAV, the intraday value of the fund’s holdings, and supply and demand for the fund shares. While the creation and redemption feature of the fund is designed to make it more likely that the fund’s shares will typically trade on stock exchanges at prices close to the fund’s next calculated NAV, the existence of significant market volatility, disruptions to creations and redemptions, adverse developments impacting market makers, Authorized Participants or other market participants or potential lack of an active trading market for fund shares and/or for the holdings of the fund (including through a trading halt), among other factors, may result in the shares trading at a significant premium or discount to NAV. If you buy fund shares when the market price is at a premium or sell fund shares when the market price is at a discount, you may pay more than, or receive less than, NAV, respectively.

Foreign securities held by the fund may be traded in markets that close at a different time than the exchange on which the fund shares are listed. Liquidity in those securities may be reduced after the applicable closing times. Accordingly, during the time when the fund’s exchange is open but after the applicable market closing, fixing or settlement times, bid-ask spreads on the fund’s exchange and the corresponding premium or discount to the fund’s NAV may widen.

When buying or selling fund shares through a broker, you may incur a brokerage commission or other charges, including the cost of the “spread” between what investors are willing to pay for fund shares (the “bid” price) and the price at which they are willing to sell fund shares (the “ask” price). The spread is wider where the fund has less trading volume and market liquidity. During times of significant market volatility or market disruption, including when trading of the fund’s holdings may be halted, the bid-ask spread may increase significantly and cause fund shares to trade at a significant discount to the fund’s NAV. These risks are exacerbated when the fund is small. Additionally, like shares of other issuers listed on a stock exchange, fund shares may be sold short and are therefore subject to the risk of increased volatility and price decreases associated with being sold short.

Authorized Participant concentration — Only Authorized Participants (as defined in the “Shareholder information” section below) may engage in creation or redemption transactions directly with the fund, and none of them is obligated to do so. The fund has a limited number of institutions that may act as Authorized Participants. In addition, to the extent that securities held by the fund are traded outside a collateralized settlement system, Authorized Participants may be required to post collateral on certain trades on an agency basis (on behalf of other market participants), which only a limited number of Authorized Participants may be able to do. If Authorized Participants exit the business or are unable to or elect not to engage in creation or redemption transactions, and no other Authorized Participant engages in such function, fund shares may trade at a premium or discount to the fund’s net asset value and/or at wider intraday bid-ask spreads and possibly face trading halts or delisting.

Nondiversification — As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. As a result, poor performance by a single issuer could adversely affect fund performance more than if the fund were invested in a larger number of issuers. The fund’s share price can be expected to fluctuate more than might be the case if the fund were more broadly diversified.

Cash transactions — The fund currently expects to effect at least part of its creations and redemptions for cash rather than in-kind securities. When the fund effects redemptions partly or wholly for cash, rather than in-kind, the fund may have to sell portfolio securities at inopportune times in order to obtain the cash needed to meet redemption orders. If the fund realizes gains on these sales, the fund generally will be required to recognize a gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise be required if it were to distribute portfolio securities in-kind. This strategy may cause shareholders to be subject to tax from distributions to which they would not otherwise be subject. The use of cash creations and redemptions may also cause the fund’s shares to trade in the market at wider bid-ask spreads or greater premiums or discounts to the fund’s NAV. As a result of such cash transactions, the fund could incur brokerage costs which, to the extent not offset by transaction fees that are payable by an Authorized Participant, may reduce the fund’s NAV.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

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The following are additional risks associated with investing in the fund.

Investing in futures contracts — In addition to the risks generally associated with investing in derivative instruments, futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and futures commission merchants with which the fund transacts. Additionally, although futures require only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a futures contract could greatly exceed the initial amount invested. While futures contracts are generally liquid instruments, under certain market conditions futures may be deemed to be illiquid. For example, the fund may be temporarily prohibited from closing out its position in a futures contract if intraday price change limits or limits on trading volume imposed by the applicable futures exchange are triggered. If the fund is unable to close out a position on a futures contract, the fund would remain subject to the risk of adverse price movements until the fund is able to close out the futures position. The ability of the fund to successfully utilize futures contracts may depend in part upon the ability of the fund’s investment adviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the futures in which the fund invests. If the investment adviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the futures in which it invests, the fund could suffer losses.

Investing in swaps — Swaps, including interest rate swaps, total return swaps and credit default swap indices, or CDSIs, are subject to many of the risks generally associated with investing in derivative instruments. Additionally, although swaps require no initial investment or only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a swap could greatly exceed the initial amount invested. The use of swaps involves the risk that the investment adviser will not accurately predict anticipated changes in interest rates or other economic factors, which may result in losses to the fund. If the fund enters into a bilaterally negotiated swap, the counterparty may fail to perform in accordance with the terms of the swap. If a counterparty defaults on its obligations under a swap, the fund may lose any amount it expected to receive from the counterparty, potentially including amounts in excess of the fund’s initial investment. Certain swaps are subject to mandatory central clearing or may be eligible for voluntary central clearing. Although clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, central clearing will not eliminate (but may decrease) counterparty risk relative to uncleared bilateral swaps. Some swaps, such as CDSIs, may be dependent on both the individual credit of the fund’s counterparty and on the credit of one or more issuers of any underlying assets. If the fund does not correctly evaluate the creditworthiness of its counterparty and, where applicable, of issuers of any underlying reference assets, the fund’s investment in a swap may result in losses to the fund.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries tend to have less developed political, economic and legal systems than those in developed countries. Accordingly, the governments of these countries may be less stable and more likely to intervene in the market economy, for example, by imposing capital controls, nationalizing a company or industry, placing restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or imposing punitive taxes that could adversely affect the prices of securities. Information regarding issuers in emerging markets may be limited, incomplete or inaccurate, and such issuers may not be subject to regulatory, accounting, auditing, and financial reporting and recordkeeping standards comparable to those to which issuers in more developed markets are subject. The fund’s rights with respect to its investments in emerging markets, if any, will generally be governed by local law, which may make it difficult or impossible for the fund to pursue legal remedies or to obtain and enforce judgments in local courts. In addition, the economies of these countries may be dependent on relatively few industries, may have limited access to capital and may be more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, more vulnerable to market manipulation, and more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Large shareholder concentration — Certain shareholders, including other funds or accounts advised by the investment adviser, may from time to time own a substantial number of the fund’s shares. In addition, a third party investor, the fund’s investment adviser, an Authorized Participant, a lead market maker, or another entity may invest in the fund and hold its investment for a limited time solely to facilitate the commencement of the fund or the fund’s achieving a specified size or scale. If any such large shareholder sells or redeems (through an Authorized Participant) its investment and the fund fails to maintain a certain level of size or scale, the fund may be negatively impacted.

Cybersecurity breaches — The fund may be subject to operational and information security risks through breaches in cybersecurity. Cybersecurity breaches can result from deliberate attacks or unintentional events, including “ransomware” attacks, the injection of computer viruses or malicious software code, the use of vulnerabilities in code to gain unauthorized access to digital information systems, networks or devices, or external attacks such as denial-of-service attacks on the investment adviser’s or an affiliate’s website that could render the fund’s network services unavailable to intended end-users. These breaches may, among other things, lead to the unauthorized release of confidential information, misuse of the fund’s assets or sensitive information, the disruption of the fund’s operational capacity, the inability of fund shareholders to transact business, or the destruction of the fund’s physical infrastructure, equipment or operating systems. These events could cause the fund to violate applicable privacy and other laws and could subject the fund to reputational damage, additional costs associated with corrective measures and/or financial loss. The fund may also be subject to additional risks if its third-party service providers, such as the fund’s investment adviser, transfer agent, custodian, administrators and other financial intermediaries (including Authorized Participants), experience similar cybersecurity breaches and potential outcomes. Cybersecurity risks may also impact issuers of securities in which the fund invests, which may cause the fund’s investments in such issuers to lose value.

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In addition to the investment strategies described above, the fund has other investment practices that are described in the statement of additional information, which includes a description of other risks related to the fund’s investment strategies and other investment practices. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed above as well as those described in the statement of additional information.

Fund comparative indexes The investment results table in this prospectus shows how the fund’s average annual total returns compare with a broad measure of market results and, if applicable, other measures of market results that reflect the fund’s investment universe. The Bloomberg U.S. Aggregate Index represents the U.S. investment-grade fixed-rate bond market. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. Bloomberg Custom Multi-Sector Composite Index reflect the results of the Custom US CMBS ex AAA/US HY 2% Cap/ US ABS ex AAA/ US Corp Index from 06/01/2022 through 09/30/2023 and the Custom US CMBS Non-Agency ex AAA/US HY 2% Cap/ US ABS ex AAA/US Corp Index, thereafter. Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index covers the universe of fixed-rate, non-investment-grade debt. The index limits the maximum exposure of any one issuer to 2%. Bloomberg U.S. Corporate Investment Grade Index represents the universe of investment-grade publicly issued U.S. corporate and specified foreign debentures and secured notes that meet the specified maturity, liquidity, and quality requirements. Bloomberg CMBS Non-Agency ex AAA Index represents the universe of U.S. commercial mortgage-backed securities, excluding issuers with credit ratings of AAA, the highest credit quality rating. Bloomberg Non-Agency CMBS ex AAA Index represents the universe of U.S. commercial mortgage-backed securities, excluding agency and issuers with credit ratings of AAA, the highest credit quality rating. Bloomberg ABS ex AAA Index represents the universe of U.S. asset-backed securities, excluding issuers with credit ratings of AAA, the highest credit quality rating. The indexes are unmanaged, and results include reinvested distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes.

Fund results All fund results in this prospectus reflect the reinvestment of dividends and capital gain distributions, if any.

Portfolio holdings Portfolio holdings information for each fund in the series is available on our website at capitalgroup.com/etf. A description of the fund’s policies and procedures regarding disclosure of information about its portfolio holdings is available in the statement of additional information.

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Management and organization

Investment adviser Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as the investment adviser to Capital Group Fixed Income ETF Trust (the "trust"). Capital Research and Management Company is a wholly owned subsidiary of The Capital Group Companies, Inc. and is located at 333 South Hope Street, Los Angeles, California 90071. Capital Research and Management Company manages the investment portfolios and business affairs of each fund. The management fee paid by the fund to the investment adviser for the most recent fiscal year, expressed as a percentage of average net assets of each fund, appears in the Annual Fund Operating Expenses table for the fund. Capital Group International Bond ETF (USD-Hedged), Capital Group Municipal High-Income ETF and Capital Group Ultra Short Income ETF, which have not yet completed a full fiscal year, will pay to the investment adviser a management fee equal to the annual rate of .45%, .34% and .18% of the average net assets of the fund, respectively. Please see the statement of additional information for further details. A discussion regarding the basis for approval of the trust’s Investment Advisory and Service Agreement by the board of trustees is contained in the trust‘s Form N-CSR for the fiscal period ended June 30, 2024. Except where the context indicates otherwise, all references hereinafter to the “fund” apply to any of the funds.

Capital Research and Management Company manages equity assets through three equity investment divisions and fixed income assets through its fixed income investment division, Capital Fixed Income Investors. The three equity investment divisions — Capital International Investors, Capital Research Global Investors and Capital World Investors — make investment decisions independently of one another.

The equity investment divisions may, in the future, be incorporated as wholly owned subsidiaries of Capital Research and Management Company. In that event, Capital Research and Management Company would continue to be the investment adviser, and day-to-day investment management of equity assets would continue to be carried out through one or more of these subsidiaries. Although not currently contemplated, Capital Research and Management Company could incorporate its fixed income investment division in the future and engage it to provide day-to-day investment management of fixed income assets. Capital Research and Management Company and each of the funds it advises have received an exemptive order from the U.S. Securities and Exchange Commission that allows Capital Research and Management Company to use, upon approval of the funds’ board, its management subsidiaries and affiliates to provide day-to-day investment management services to the funds, including making changes to the management subsidiaries and affiliates providing such services. The funds‘ shareholders have approved this arrangement; however, there is no assurance that Capital Research and Management Company will incorporate its investment divisions or exercise any authority granted to it under the exemptive order.

Management of the funds The fund’s assets are managed by a team of portfolio managers. Under this approach, the fund’s managers will work together to oversee the fund’s entire portfolio. Investment decisions are subject to the fund’s objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of Capital Research and Management Company and its investment divisions.

Certain senior members of Capital Fixed Income Investors, the investment adviser’s fixed income investment division, serve on the Portfolio Strategy Group. The group utilizes a research-driven process with input from the investment adviser’s analysts, portfolio managers and economists to define investment themes on a range of macroeconomic factors, including duration, yield curve and sector allocation. The investment decisions made by the fund’s portfolio managers are informed by the investment themes discussed by the group.

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The table below shows the investment experience and role in management of the funds for each of the fund’s primary portfolio managers.

Portfolio manager	Primary title with investment adviser (or affiliate) and investment experience	Portfolio manager’s role in management of, and experience in, the fund(s)
Pramod Atluri	Partner – Capital Fixed Income Investors Investment professional for 21 years in total; 9 years with Capital Research and Management Company or affiliate	Serves as a fixed income portfolio manager for: Capital Group Core Bond ETF — 1 year
Philip Chitty	Partner – Capital Fixed Income Investors Investment professional for 30 years in total; 21 years with Capital Research and Management Company or affiliate	Serves as a fixed income portfolio manager for: Capital Group International Bond ETF (USD-Hedged) — 1 year
Andrew A. Cormack	Partner – Capital Fixed Income Investors Investment professional for 21 years in total; 6 years with Capital Research and Management Company or affiliate	Serves as a fixed income portfolio manager for: Capital Group International Bond ETF (USD-Hedged) — 1 year
Oliver V. Edmonds	Partner – Capital Fixed Income Investors Investment professional for 22 years, all with Capital Research and Management Company or affiliate	Serves as a fixed income portfolio manager for: Capital Group Core Bond ETF - 1 year Capital Group Ultra Short Income ETF — 1 year
Vincent J. Gonzales	Partner – Capital Fixed Income Investors Investment professional for 17 years in total; 13 years with Capital Research and Management Company or affiliate	Serves as a fixed income portfolio manager for: Capital Group Short Duration Income ETF - 3 years
Xavier Goss	Partner – Capital Fixed Income Investors Investment professional for 22 years in total; 4 years with Capital Research and Management Company or affiliate	Serves as a fixed income portfolio manager for: Capital Group Core Plus Income ETF - 3 years Capital Group U.S. Multi-Sector Income ETF - 3 years
David A. Hoag	Partner – Capital Fixed Income Investors Investment professional for 37 years in total; 34 years with Capital Research and Management Company or affiliate	Serves as a fixed income portfolio manager for: Capital Group Core Plus Income ETF — 3 years
Sandro Lazzarini	Partner – Capital Fixed Income Investors Investment professional for 18 years in total; 9 years with Capital Research and Management Company or affiliate	Serves as a fixed income portfolio manager for: Capital Group U.S. Multi-Sector Income ETF - Less than 1 year
Steven D. Lotwin	Partner – Capital Fixed Income Investors Investment professional for 24 years, all with Capital Research and Management Company or affiliate	Serves as a fixed income portfolio manager for: Capital Group Short Duration Income ETF - 3 years Capital Group Ultra Short Income ETF — 1 year
Vikas Malhotra	Vice President – Capital Fixed Income Investors Investment professional for 14 years in total; 8 years with Capital Research and Management Company or affiliate	Serves as a fixed income portfolio manager for: Capital Group Short Duration Municipal Income ETF - 1 year
Mark Marinella	Partner – Capital Fixed Income Investors Investment professional for 39 years in total; 12 years with Capital Research and Management Company or affiliate	Serves as a fixed income portfolio manager for: Capital Group Municipal Income ETF - 3 years Capital Group Short Duration Municipal Income ETF - 1 year

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Portfolio manager	Primary title with investment adviser (or affiliate) and investment experience	Portfolio manager’s role in management of, and experience in, the fund(s)
Damien J. McCann	Partner – Capital Fixed Income Investors Investment professional for 25 years, all with Capital Research and Management Company or affiliate	Serves as a fixed income portfolio manager for: Capital Group Core Plus Income ETF - 3 years Capital Group U.S. Multi-Sector Income ETF - 3 years
Chitrang Purani	Vice President – Capital Fixed Income Investors Investment professional for 21 years in total; 3 years with Capital Research and Management Company or affiliate	Serves as a fixed income portfolio manager for: Capital Group Core Bond ETF — 1 year
John R. Queen	Partner – Capital Fixed Income Investors Investment professional for 35 years in total; 23 years with Capital Research and Management Company or affiliate	Serves as a fixed income portfolio manager for: Capital Group Core Plus Income ETF — 2 years
Chad M. Rach	Partner – Capital Fixed Income Investors Investment professional for 30 years in total; 21 years with Capital Research and Management Company or affiliate	Serves as a fixed income portfolio manager for: Capital Group Municipal High-Income ETF — 1 year
Thomas Reithinger	Partner – Capital Fixed Income Investors Investment professional for 14 years in total; 12 years with Capital Research and Management Company or affiliate	Serves as a fixed income portfolio manager for: Capital Group International Bond ETF (USD-Hedged) — 1 year
Jerome Solomon	Partner – Capital Fixed Income Investors Investment professional for 32 years in total; 16 years with Capital Research and Management Company or affiliate	Serves as a fixed income portfolio manager for: Capital Group Municipal High-Income ETF — 1 year Capital Group Municipal Income ETF - 3 years
Scott Sykes	Partner – Capital Fixed Income Investors Investment professional for 23 years in total; 20 years with Capital Research and Management Company or affiliate	Serves as a fixed income portfolio manager for: Capital Group U.S. Multi-Sector Income ETF - 3 years
Shannon Ward	Partner – Capital Fixed Income Investors Investment professional for 33 years in total; 8 years with Capital Research and Management Company or affiliate	Serves as a fixed income portfolio manager for: Capital Group U.S. Multi-Sector Income ETF — 3 years
Courtney K. Wolf	Partner – Capital Fixed Income Investors Investment professional for 19 years, all with Capital Research and Management Company or affiliate	Serves as a fixed income portfolio manager for: Capital Group Municipal High-Income ETF — 1 year Capital Group Municipal Income ETF - 3 years

Information regarding the portfolio managers’ compensation, their ownership of securities in the fund and other accounts they manage is in the statement of additional information.

The investment adviser and its affiliates manage funds and accounts that invest in the same securities as the funds. When implementing investment decisions for each fund and other funds and accounts, the adviser considers various factors, including, but not limited to, the investment objectives and strategies of each fund and account, security and sector characteristics, exposure levels, market and liquidity conditions, as well as economic, political or regulatory factors. While investment decisions for the purchase or sale of the same security for funds and accounts are generally implemented together, such investment considerations will at times result in the same fixed income security being bought or sold for a fund after it has been bought or sold for other funds and accounts.

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Shareholder information

The fund creates or redeems its shares at NAV per share only in aggregations of a specified number of shares (“creation units”). Only an Authorized Participant may engage in creation or redemption transactions directly with the fund. The procedures for creating and redeeming fund shares, including the role of the Authorized Participant and a description of the associated fees, are described in the “Creations and redemptions” section of this prospectus.

Once created, the fund shares generally trade in the secondary market in amounts less than a creation unit. The fund shares are listed on an exchange as shown in the table below (the “listing exchange”) for trading during the trading day. The fund shares can be bought and sold throughout the trading day like shares of other publicly traded companies. There is no minimum investment for shares of the fund. The shares of each fund trade under a ticker symbol as shown in the table below.

Fund	Ticker	Exchange
Capital Group Core Bond ETF	CGCB	NYSE Arca, Inc.
Capital Group Core Plus Income ETF	CGCP	NYSE Arca, Inc.
Capital Group International Bond ETF (USD-Hedged)	CGIB	NYSE Arca, Inc.
Capital Group Municipal High-Income ETF	CGHM	NYSE Arca, Inc.
Capital Group Municipal Income ETF	CGMU	NYSE Arca, Inc.
Capital Group Short Duration Income ETF	CGSD	NYSE Arca, Inc.
Capital Group Short Duration Municipal Income ETF	CGSM	NYSE Arca, Inc.
Capital Group Ultra Short Income ETF	CGUI	NYSE Arca, Inc.
Capital Group U.S. Multi-Sector Income ETF	CGMS	NYSE Arca, Inc.

The listing exchange is typically open for trading Monday through Friday and is closed on weekends and on the following holidays (or the days on which they are observed): New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Share prices The fund’s shares are generally purchased and sold in the secondary market at the market price on the listing exchange, except with respect to Authorized Participants, which may purchase and redeem shares from the fund at NAV. The market price generally differs from the fund’s daily NAV. It is affected not only by the fund’s NAV, but also by market forces such as the supply of and demand for the fund shares, the intraday value of the fund’s holdings, economic conditions and other factors. See “Premiums and discounts” section below.

Costs of buying and selling fund shares Buying or selling fund shares on an exchange or other secondary market involves two types of costs that typically apply to exchange-traded securities transactions. First, when buying or selling fund shares through a broker, you may incur a brokerage commission or other charges. The commission is frequently a fixed amount and may be a significant proportional cost for investors seeking to buy or sell small amounts of the fund shares. Second, you may incur the cost of the “spread,” that is, any difference between the bid price and the ask price. The fund share’s spread varies over time based on the fund’s trading volume and market liquidity. The spread is generally lower if the fund has high trading volume and market liquidity, and higher if the fund has low trading volume and market liquidity (which is often the case for funds that are newly launched or small in size). A fund share’s spread may also be affected by the liquidity or illiquidity of the underlying securities held by the fund, particularly for newly launched or smaller funds, or in instances of significant market volatility or market disruption.

Beneficial ownership The Depository Trust Company (“DTC”) serves as the securities depository for shares of the fund. The fund shares are held only in book-entry form, which means that no stock certificates are issued. DTC or its nominee is the record owner of, and holds legal title to, all outstanding fund shares. Investors owning fund shares are beneficial owners as shown on the records of DTC or its participants. DTC participants include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of shares, you are not entitled to receive physical delivery of stock certificates or to have shares registered in your name, and you are not considered a registered owner of shares. Therefore, to exercise any right as an owner of shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other securities that you hold in book-entry or “street name” form.

Premiums and discounts When available, information about the difference between the daily market price of the fund’s shares on the exchange and the fund’s NAV for various periods can be found on the fund’s website, capitalgroup.com/etf. NAV is the price at which the fund directly issues and redeems its shares. As described in more detail below, the fund’s NAV is calculated according to the fund’s pricing and valuation policies and will fluctuate based on the value of its portfolio holdings. The market price of the fund shares, on the other hand, is generally the official closing price of the fund’s shares on an exchange, and may be at, above (at a premium) or below (at a discount) its NAV. The fund share’s market price will fluctuate with changes in its NAV, as well as market supply and demand for the fund’s shares, the intraday value of the fund’s holdings, economic conditions and other factors. You may pay more than NAV when you buy fund shares and receive less than NAV when you sell those shares, because fund shares are bought and sold at current market prices. The market price is also used to calculate market returns of the fund.

Frequent trading of fund shares The fund is designed to offer most investors an investment that can be bought and sold frequently in the secondary market without impact on the fund. In addition, frequent trading by Authorized Participants (defined below), which can purchase and redeem shares directly from the fund, is designed to enable the market price of fund shares to remain at or close to NAV. Accordingly, the fund’s board has not adopted policies and procedures designed to discourage excessive or short-term trading by these investors. The fund accommodates frequent purchases and redemptions of creation units by Authorized Participants and does not place a limit on purchases or redemptions of creation units by these investors. The fund reserves the right to reject any purchase order at any time. The fund also reserves the right to reject any redemption order in accordance with applicable law.

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With respect to redemption baskets comprised of foreign common stocks, the fund may deliver such foreign common stocks more than seven (7) (but no more than fifteen (15)) calendar days after the fund’s shares are tendered for redemption as a result of local market holidays. In addition, the fund reserves the right to impose restrictions on disruptive, excessive, or short-term trading.

Determining fund net asset value The fund’s NAV is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. If the New York Stock Exchange makes a scheduled (e.g., the day after Thanksgiving) or an unscheduled close prior to 4 p.m. New York time, the fund’s NAV will be determined at approximately the time the New York Stock Exchange closes on that day. If on such a day market quotations and prices from third-party pricing services are not based as of the time of the early close of the New York Stock Exchange but are as of a later time (up to approximately 4 p.m. New York time), for example because the market remains open after the close of the New York Stock Exchange, those later market quotations and prices will be used in determining the funds’ NAV. The price at which creations and redemptions occur are based on the next calculation of NAV after a creation or redemption order is received in acceptable form in accordance with the applicable Authorized Participant Agreement, as defined in the “Creations and redemptions” section of this prospectus.

Equity securities are valued primarily on the basis of market quotations, and debt securities are valued primarily on the basis of prices from third-party pricing services. Futures contracts are valued primarily on the basis of settlement prices. The fund’s portfolio investments are valued in accordance with procedures for making fair value determinations if market quotations or prices from third-party pricing services, as applicable, are not readily available or are not considered reliable. For example, if events occur between the close of markets outside the United States and the close of regular trading on the New York Stock Exchange that, in the opinion of the investment adviser, materially affect the value of any of the fund’s equity securities that trade principally in those international markets, those securities will be valued in accordance with fair value procedures. Similarly, fair value procedures may be employed if an issuer defaults on its debt securities and there is no market for its securities. Use of these procedures is intended to result in more appropriate net asset values and, where applicable, to reduce potential arbitrage opportunities otherwise available to short-term investors.

Because the fund may hold securities that are listed primarily on foreign exchanges that trade on weekends or days when the fund does not price its shares, the values of securities held in the fund may change on days when you will not be able to purchase or redeem the fund shares.

Creations and redemptions Prior to trading in the secondary market, shares of the fund are “created” at NAV only in block-size creation units or multiples thereof. Creations and redemptions must be made through a firm (an “Authorized Participant”) that is a member or participant of a clearing agency registered with the SEC, and that has executed a written agreement (the “Authorized Participant Agreement”) with the funds’ distributor, Capital Client Group, Inc. (the “distributor”), an affiliate of the investment adviser, with respect to the purchase and redemption of creation units.

A creation transaction, which is subject to acceptance by the distributor or its agents, generally takes place when an Authorized Participant deposits into the fund (i) cash or (ii) a designated portfolio of securities, assets or other positions (a “creation basket”), and an amount of cash (including any cash representing the value of substituted securities, assets or other positions), if any, in either case which approximate the holdings of the fund in exchange for a specified number of creation units. Similarly, shares can be redeemed only in creation units, generally for (i) cash or (ii) a designated portfolio of securities, assets or other positions (a “redemption basket”) held by the fund and an amount of cash (including any portion of such securities, assets or other positions for which cash may be substituted). The fund currently expects to offer creation units partially or solely for cash.

Except when aggregated in one or more creation units, shares are generally not redeemable by the fund. Creation and redemption baskets may differ, and the fund may accept “custom baskets.” More information regarding custom baskets is contained in the fund’s statement of additional information. The prices at which creations and redemptions occur are based on the next calculation of NAV after a creation or redemption order is received in an acceptable form under the Authorized Participant Agreement.

Authorized Participants may create or redeem creation units for their own accounts or for their customers, including, without limitation, affiliates of the fund. In the event of a system failure or other interruption, including disruptions at market makers or Authorized Participants, orders to purchase or redeem creation units either may not be executed according to the fund’s instructions or may not be executed at all, or the fund may not be able to place or change orders.

When engaging in in-kind transactions, the fund intends to comply with U.S. federal securities laws in accepting securities for deposit and satisfying redemptions with redemption securities by, among other means, assuring that any securities accepted for deposit and any securities used to satisfy redemption requests will be sold in transactions that would be exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). Further, an Authorized Participant that is not a “qualified institutional buyer,” as such term is defined in Rule 144A under the 1933 Act, will not be able to receive restricted securities eligible for resale under Rule 144A.

Because new shares may be created and issued on an ongoing basis, at any point during the life of the fund, a “distribution,” as such term is used in the 1933 Act, may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner that could render them statutory underwriters subject to the prospectus delivery and liability provisions of the 1933 Act. Any determination of whether one is an underwriter must take into account all the relevant facts and circumstances of each particular case.

Broker-dealers should also note that dealers who are not “underwriters” but are participating in a distribution (as contrasted to ordinary secondary transactions), and thus dealing with shares that are part of an “unsold allotment” within the meaning of Section 4(a)(3)(C) of the 1933 Act, would be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the 1933 Act. For delivery of prospectuses to exchange members, the prospectus delivery mechanism of Rule 153 under the 1933 Act is available only with respect to transactions on a national securities exchange.

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In addition, certain affiliates of the fund and the investment adviser may purchase and resell fund shares pursuant to this prospectus.

Derivative actions The trust’s declaration of trust provides a process for the bringing of derivative actions by shareholders. Except for claims under federal securities laws, no shareholder may maintain a derivative action on behalf of the fund unless holders of at least 20% of the outstanding shares of the fund join in bringing such action. Prior to bringing a derivative action, a demand by the complaining shareholder must first be made on the trustees. Following receipt of the demand, the trustees must be afforded a reasonable amount of time to consider and investigate the demand. The trustees will be entitled to retain counsel or other advisers in considering the merits of the request and, except for claims under federal securities laws, the trustees may require an undertaking by the shareholders making such request to reimburse the fund for the expense of any such advisers in the event that the trustees determine not to bring such action.

Distributions and taxes

Dividends and distributions Dividends from net investment income, if any, generally are declared and paid at least monthly by the fund. With respect to taxable funds only, in the event the fund's distribution of net investment income exceeds its earnings and profits for tax purposes, a portion of such distribution may be classified as return of capital. Distributions of capital gains, if any, generally are declared and paid once a year, but the fund may make distributions on a more frequent basis. The fund reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve its status as a regulated investment company under the Internal Revenue Code of 1986, as amended, or to avoid imposition of income or excise taxes on undistributed income or realized gains. Dividends and other distributions on shares of the fund are distributed on a pro rata basis to beneficial owners of such shares. Dividend payments are made through DTC participants and indirect participants to beneficial owners of record with proceeds received from the fund.

Dividend reinvestment service If you bought your shares in the secondary market, your broker is responsible for distributing the income and capital gain distributions to you. To reinvest dividend and capital gains distributions, you must hold your fund shares at a broker that offers a reinvestment service. This can be the broker’s own service, or a service made available by a third party, such as the broker’s outside clearing firm or the DTC. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional shares of the fund purchased in the secondary market. To determine whether a reinvestment service is available and whether there is a commission or other charge for using this service, consult your broker.

Taxes on dividends and distributions

For Capital Group Municipal Income ETF, Capital Group Municipal High-Income ETF and Capital Group Short Duration Municipal Income ETF only (collectively, the “municipal funds”): Interest on municipal bonds is generally not included in gross income for federal tax purposes. Subject to certain requirements, the fund is permitted to pass through to its shareholders the interest earned on municipal bonds as federally exempt-interest dividends. Taxable dividends, including distributions of short-term capital gains, however, are subject to federal taxation at the applicable rates for ordinary income. The interest earned on certain bonds may be treated as income subject to federal alternative minimum tax. The fund’s distributions of net long-term capital gains are taxable as long-term capital gains.

Depending on their state of residence, shareholders of the municipal funds may be able to exempt from state taxation some or all of the federally tax-exempt income dividends paid by the funds.

Moreover, any federally taxable dividends and capital gains distributions from the fund may also be subject to state tax.

Any taxable dividends or capital gain distributions you receive from the fund normally will be taxable to you when made, regardless of whether you reinvest dividends or capital gain distributions or receive them in cash.

For all other funds: For federal tax purposes, dividends and distributions of short-term capital gains are taxable as ordinary income. The fund’s distributions of net long-term capital gains are taxable as long-term capital gains. Any dividends or capital gain distributions you receive from the fund will normally be taxable to you when made, regardless of whether you reinvest dividends or capital gain distributions or receive them in cash.The fund currently expects to effect at least part of its creations and redemptions for cash rather than in-kind securities. Because of this, the fund may be unable to realize certain tax benefits associated with in-kind transfers of portfolio securities. Shareholders may be subject to tax on gains they would not otherwise have been subject to and/or at an earlier date than if the fund had effected redemptions wholly on an in-kind basis. If investors buy shares when the fund has realized but not yet distributed income or capital gains, they will be “buying a dividend” by paying the full price for the shares and then receiving a portion of the price back in the form of a taxable distribution. Any taxable distributions investors receive will normally be taxable to them when they receive them. Returns of capital distributions decrease your cost basis and are not taxable until your cost basis has been reduced to zero. If your cost basis is zero, returns of capital distributions are treated as capital gains.

Taxes on exchange-listed share sales Currently, any capital gain or loss realized upon a sale of the fund‘s shares is generally treated as long-term capital gain or loss if the shares have been held for more than one year and as short-term capital gain or loss if the shares have been held for one year or less. Capital loss realized on the sale of shares held for six months or less will be treated as long-term capital loss to the extent of any capital gain dividends received by the shareholder. Additionally, with respect to municipal funds only, capital loss realized on the sale of shares held for six months or less may be disallowed to the extent of any distributions treated as exempt-interest dividends with respect to the shares. The ability to deduct capital losses may be limited.

The foregoing discussion summarizes some of the consequences under current U.S. federal tax law of an investment in the fund. It is not a substitute for personal tax advice. You may also be subject to state and local taxation on fund distributions and sales of shares. Consult your personal tax advisor about the potential tax consequences of an investment in shares of the fund under all applicable tax laws.

93     Capital Group Fixed Income ETF Trust / Prospectus

Distribution

Distributor The distributor distributes the fund’s shares. The distributor or its agent distributes creation units for the fund on an agency basis. The distributor does not maintain a secondary market in shares of the fund. The distributor has no role in determining the policies of the fund or the securities that are purchased or sold by the fund.

Distribution and service (12b-1) fees The fund has adopted a distribution plan under Rule 12b-1 of the 1940 Act that allows the fund to pay distribution fees of .25% per year, to those who sell and distribute the fund shares and provide other services to shareholders. However, the fund board has determined not to authorize payment of a Rule 12b-1 plan fee at this time. Because these fees are paid out of the fund’s assets on an ongoing basis, to the extent that a fee is authorized, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Other compensation to dealers The distributor, at its expense, provides additional compensation to investment dealers. These payments may be made, at the discretion of the distributor, to dealers with which it has a substantive distribution relationship involving the sale of Capital Group ETFs. The payments are made in fixed dollars or based on a percentage of eligible assets of Capital Group ETF shares held by the dealer. Eligible assets are all Capital Group ETF assets other than assets that are excluded by the dealer, which may include assets held in certain IRAs and retirement accounts.

Payments made pursuant to the paragraph above support various efforts, including, among other things:

· supporting meetings, conferences or other training and educational events conducted by selling dealers, advisory platform providers and other intermediaries to facilitate educating financial professionals and shareholders about Capital Group ETFs;

· making the Capital Group ETFs available through firm distribution platforms and related sales infrastructure;

· payment of transaction fees;

· receiving data, including information on financial professionals to better tailor marketing and training and education opportunities;

· provision of marketing materials and educational content to financial professionals, and access to financial professionals for marketing, training and education opportunities; and

· account maintenance and support.

The distributor will, on a periodic basis, determine the advisability of continuing these payments.

The distributor also pays expenses associated with meetings and other training and educational opportunities conducted by selling dealers, advisory platform providers and other intermediaries to facilitate educating financial professionals and shareholders about Capital Group ETFs. In addition, the distributor may make payments to other third parties for ETF data.

If investment advisers, distributors or other affiliates of ETFs pay compensation or other incentives to investment dealers in differing amounts, dealer firms and their financial professionals may have financial incentives for recommending a particular ETF over other ETFs, mutual funds or investments, creating a potential conflict of interest. You should consult with your financial professional and review carefully any disclosure by your financial professional’s firm as to the compensation received.

Capital Group Fixed Income ETF Trust / Prospectus     94

Financial highlights

The Financial Highlights tables are intended to help you understand each fund’s results for the past five fiscal years, or, if shorter, for the period of the fund's operations. Certain information reflects financial results for a single share of a fund. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in each fund (assuming reinvestment of all dividends and capital gain distributions). The information in the Financial Highlights tables have been audited by PricewaterhouseCoopers LLP, whose current report, along with the funds‘ financial statements, is included in the statement of additional information, which is available upon request.

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return	Net assets, end of year (in millions)	Ratio of expenses to average net assets[2]	Ratio of net income (loss) to average net assets
Core Bond ETF
12/31/2024	$26.38	$1.24	$(.83)	$.41	$(1.03)	$—	$(1.03)	$25.76	1.58%	$1,579.27%		4.76%
12/31/2023[3,4]	25.00	.45	1.18	1.63	(.25)	—	(.25)	26.38	6.56 [5]	97.27 [6]		6.77 [6]
Core Plus Income ETF
12/31/2024	$22.66	$1.55	$(.88)	$.67	$(1.15)	$—	$(1.15)	$22.18	3.01%	$3,985.34%		6.91%
12/31/2023	22.23	1.55	.01	1.56	(1.13)	—	(1.13)	22.66	7.25	1,565.34		7.04
12/31/2022[3,7]	25.30	.83	(3.24)	(2.41)	(.66)	—	(.66)	22.23	(9.59)[5]	455.34 [6]		4.24 [6]
International Bond ETF (USD-Hedged)
12/31/2024[3,8]	$25.00	$.46	$.23	$.69	$(.37)	$(.04)	$(.41)	$25.28	2.79%[5]	$50.45%[6]		3.52%[5]
Municipal High-Income ETF
12/31/2024[3,8]	$25.00	$.54	$.15	$.69	$(.45)	$—	$(.45)	$25.24	2.76%[5]	$85.34%[6]		4.11%[5]
Municipal Income ETF
12/31/2024	$27.00	$.99	$(.25)	$.74	$(.86)	$—	$(.86)	$26.88	2.80%	$2,666.27%		3.66%
12/31/2023	26.11	.98	.75	1.73	(.84)	—	(.84)	27.00	6.78	517.27		3.75
12/31/2022[3,9]	25.00	.17	1.07	1.24	(.13)	—	(.13)	26.11	4.92 [5]	74.05 [5]		.67 [5]
Short Duration Income ETF
12/31/2024	$25.41	$1.69	$(.32)	$1.37	$(1.17)	$—	$(1.17)	$25.61	5.51%	$874.25%		6.64%
12/31/2023	25.27	1.37	(.10)	1.27	(1.13)	—	(1.13)	25.41	5.14	332.25		5.45
12/31/2022[3,9]	25.00	.22	.21	.43	(.16)	—	(.16)	25.27	1.73 [5]	89.05 [5]		.87 [5]
Short Duration Municipal Income ETF
12/31/2024	$25.78	$.91	$.05	$.96	$(.81)	$—	$(.81)	$25.93	3.77%	$554.25%		3.51%
12/31/2023[3,4]	25.00	.24	.76	1.00	(.22)	—	(.22)	25.78	4.00 [5]	46.25 [6]		3.62 [6]
Ultra Short Income ETF
12/31/2024[3,8]	$25.00	$.65	$.13	$.78	$(.63)	$(.03)	$(.66)	$25.12	3.14%[5]	$35.18%[6]		5.01%[5]
U.S. Multi-Sector Income ETF
12/31/2024	$26.91	$2.07	$(.16)	$1.91	$(1.61)	$—	$(1.61)	$27.21	7.29%	$1,951.39%		7.63%
12/31/2023	25.66	2.05	.78	2.83	(1.58)	—	(1.58)	26.91	11.39	379.39		7.91
12/31/2022[3,9]	25.00	.29	.62	.91	(.25)	—	(.25)	25.66	3.63 [5]	71.07 [5]		1.13 [5]

95     Capital Group Fixed Income ETF Trust / Prospectus

	Year ended December 31, 2024	Year ended December 31, 2023	Period ended December 31, 2022[3,5]
Portfolio turnover rate excluding mortgage dollar roll transactions[10]
Core Bond ETF	125%	13%[4]
Core Plus Income ETF	83	76	172%[7]
International Bond ETF (USD-Hedged)	118[5,8]
Short Duration Income ETF	42	56	1[9]
U.S. Multi-Sector Income ETF	39	43	6[9]

	Year ended December 31, 2024	Year ended December 31, 2023	Period ended December 31, 2022[3,5]
Portfolio turnover rate including mortgage dollar roll transactions, if any[10]
Core Bond ETF	354%	26%[4]
Core Plus Income ETF	420	581	446%[7]
International Bond ETF (USD-Hedged)	185[5,8]
Municipal High-Income ETF	25[5,8]
Municipal Income ETF	29	19	1[9]
Short Duration Income ETF	192	203	55[9]
Short Duration Municipal Income ETF	54	37[4]
Ultra Short Income ETF	26[5,8]
U.S. Multi-Sector Income ETF	41	43	6[9]

1 Based on average shares outstanding.

2 Ratios do not include expenses of any Central Funds. Each fund indirectly bears its proportionate share of the expenses of any Central Funds.

3 Based on operations for a period that is less than a full year.

4 For the period September 26, 2023, commencement of operations, through December 31, 2023.

5 Not annualized.

6 Annualized.

7 For the period February 22, 2022, commencement of operations, through December 31, 2022.

8 For the period June 25, 2024, commencement of operations, through December 31, 2024.

9 For the period October 25, 2022, commencement of operations, through December 31, 2022.

10 Rates do not include each fund’s portfolio activity with respect to any Central Funds.

Capital Group Fixed Income ETF Trust / Prospectus     96

Notes

97     Capital Group Fixed Income ETF Trust / Prospectus

Notes

Capital Group Fixed Income ETF Trust / Prospectus     98

For fund information or to request free copies of the fund’s statement of additional information, annual or semi-annual reports (“fund documents”)	(800) 421-4225 8 a.m. to 7 p.m. ET
For shareholder inquiries	Please contact your financial intermediary through whom you invest in the fund
For 24-hour fund information including fund documents	capitalgroup.com/etf
Telephone calls you have with Capital Group may be monitored or recorded for quality assurance, verification and recordkeeping purposes. By speaking to Capital Group on the telephone, you consent to such monitoring and recording.

Multiple translations This prospectus may be translated into other languages. If there is any inconsistency or ambiguity as to the meaning of any word or phrase in a translation, the English text will prevail. Liability is not limited as a result of any material misstatement or omission introduced in the translation.

Annual/Semi-annual report to shareholders and Form N-CSR Additional information about the fund’s investments is available in the fund’s annual and semi-annual reports to shareholders and in the Form N-CSR on file with the U.S. Securities and Exchange Commission (“SEC”). In the fund’s annual report, you will find a summary discussion of the key market conditions and investment strategies that significantly affected the fund’s performance during its last fiscal year. In Form N-CSR, you will find the fund’s annual and semi-annual financial statements.

Statement of additional information (SAI) and codes of ethics The current SAI, as amended from time to time, contains more detailed information about the trust and each fund, including each fund’s financial statements, and is incorporated by reference into this prospectus. This means that the current SAI, for legal purposes, is part of this prospectus. The codes of ethics describe the personal investing policies adopted by the fund, its investment adviser and its affiliated companies.

The codes of ethics and current SAI are on file with the SEC. These and other related materials about the fund are available for review on the EDGAR database on the SEC’s website at sec.gov or, after payment of a duplicating fee, via email request to publicinfo@sec.gov. The codes of ethics, current SAI, shareholder reports and other information such as the fund’s financial statements are also available, free of charge, on our website, capitalgroup.com/etf.

Householding Householding is an option available to certain investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status. At any time, you may view current prospectuses and financial reports on our website.

Securities Investor Protection Corporation (SIPC) Shareholders may obtain information about SIPC® on its website at sipc.org or by calling (202) 371-8300.

ETGEPRX-350-0325P Litho in USA CGD/TM/10708 Investment Company File No. 811-23738

Capital Group Fixed Income ETF Trust

Part B
Statement of Additional Information

March 1, 2025

This document is not a prospectus but should be read in conjunction with the current prospectus of Capital Group Fixed Income ETF Trust (the “trust”), dated March 1, 2025, for the funds listed below. Except where the context indicates otherwise, all references herein to “the fund” apply to each of the funds listed below.

You may obtain a prospectus from your financial professional, by calling (800) 421-4225 or by contacting Capital Client Group, Inc., the funds’ distributor (the “distributor”), at the following address:

Capital Group Fixed Income ETF Trust
Attention: Secretary

6455 Irvine Center Drive
Irvine, California 92618-4518

	Ticker	Exchange
Capital Group Core Bond ETF	CGCB	NYSE Arca, Inc.
Capital Group Core Plus Income ETF	CGCP	NYSE Arca, Inc.

Capital Group International Bond ETF (USD-Hedged)	CGIB	NYSE Arca, Inc.
Capital Group Municipal High-Income ETF	CGHM	NYSE Arca, Inc.

Capital Group Municipal Income ETF	CGMU	NYSE Arca, Inc.
Capital Group Short Duration Income ETF	CGSD	NYSE Arca, Inc.
Capital Group Short Duration Municipal Income ETF	CGSM	NYSE Arca, Inc.

Capital Group Ultra Short Income ETF	CGUI	NYSE Arca, Inc.

Capital Group U.S. Multi-Sector Income ETF	CGMS	NYSE Arca, Inc.

Table of Contents

Item	Page no.

The trust	2
Exchange listing and trading	3
Certain investment limitations and guidelines	4
Description of certain securities, investment techniques and risks	11
Fund policies	44
Continuous offering	47
Management of the trust	49
Execution of portfolio transactions	76
Portfolio trading by Authorized Participants	81
Disclosure of portfolio holdings	82
Creation and redemption of creation units	83
Determination of net asset value	91
Taxes and distributions	93
General information	98
Appendix	99

Investment portfolio
Financial statements

Capital Group Fixed Income ETF Trust — Page 1

The trust

The trust, an open-end management investment company, was organized as a Delaware statutory trust on January 12, 2021. The trust consists of those funds listed on the cover page of this statement of additional information. The fund issues and sells shares at net asset value (“NAV”) only in aggregations of a specified number of shares (each a “creation unit”), generally in exchange for a designated portfolio of securities, assets or other positions (the “deposit securities”), together with the deposit of a specified cash payment (the “cash component”). The fund’s shares are listed and traded on NYSE Arca, Inc. (the “listing exchange”). The fund’s shares trade on the listing exchange at market prices that may be below, at or above NAV. Shares are redeemable only in one or more creation units by Authorized Participants (as defined in the Creation and redemption of creation units section of this statement of additional information). In the event of a reorganization, merger, conversion or liquidation of the fund, the fund may redeem individual shares. The fund reserves the right to permit or require that creations and redemptions of shares be effected fully or partially in cash.

The fund’s shares may be issued in advance of receipt of deposit securities, subject to various conditions, including a requirement that the Authorized Participant maintain with the fund certain collateral as set forth in the agreement with Authorized Participant. The fund may use such collateral to purchase missing deposit securities. See the Creation and redemption of creation units section of this statement of additional information.

Transaction fees and other costs associated with creations or redemptions that include a cash portion may be higher than the transaction fees and other costs associated with in-kind creations or redemptions. In all cases, conditions with respect to redemptions of shares and fees will be subject to the requirements of the U.S. Securities and Exchange Commission (the “SEC”) rules and regulations applicable to management investment companies offering redeemable securities.

As in the case of other exchange-traded securities, when you buy or sell shares of the fund through a broker, you may incur a brokerage commission determined by that broker, as well as other charges.

Capital Group Fixed Income ETF Trust — Page 2

Exchange listing and trading

A discussion of exchange listing and trading matters associated with an investment in the fund is contained in the Shareholder information section of the fund’s prospectus. The discussion below supplements, and should be read together with, that section of the prospectus. The fund shares are listed for trading and trade throughout the day on the listing exchange and other secondary markets. The fund shares may also be listed on certain foreign (non-U.S.) exchanges. The fund shares may be less actively traded in certain foreign markets than in others, and investors are subject to the execution and settlement risks and market standards of the market where they or their broker direct their trades for execution. Certain information available to investors who trade fund shares on a U.S. stock exchange during regular U.S. market hours may not be available to investors who trade in non-U.S. markets, which may result in secondary market prices in such non-U.S. markets being less efficient.

There can be no assurance that the requirements of the listing exchange necessary to maintain the listing of shares of the fund will continue to be met. The listing exchange may, but is not required to, remove the shares of the fund from listing if, among other things: (i) the listing exchange becomes aware the fund is no longer eligible to operate in reliance on Rule 6c-11 under the Investment Company Act of 1940, as amended (the “1940 Act”); (ii) any of the other listing requirements are not continuously maintained; (iii) there are fewer than 50 beneficial holders of fund shares following the first 12 months of trading on the listing exchange; or (iv) any event shall occur or condition shall exist that, in the opinion of the listing exchange, makes further dealings on the listing exchange inadvisable. The listing exchange will also remove shares of the fund from listing and trading upon termination of the fund.

Capital Group Fixed Income ETF Trust — Page 3

Certain investment limitations and guidelines

The following limitations and guidelines are considered at the time of purchase, under normal circumstances, and are based on a percentage of the specified fund’s net assets unless otherwise noted. This summary is not intended to reflect all of the funds’ investment limitations.

Capital Group Core Bond ETF

· The fund will invest at least 80% of its assets (plus the amount of borrowings for investment purposes, if any) in bonds and other debt instruments, including cash equivalents and securities with equity and debt characteristics (such as bonds with warrants attached, convertible bonds, hybrids and preferred securities. For purposes of this investment guideline, investments may be represented by derivative instruments, such as futures contracts and swap agreements, which will be valued on a mark-to-market basis in accordance with applicable regulatory requirements.

· The fund will invest in debt securities rated BBB- or better or Baa3 or better by Nationally Recognized Statistical Rating Organizations, or NRSROs, designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser, and in U.S. government securities, money market instruments, cash or cash equivalents.

· The fund currently intends to consider the ratings from Moody’s Investors Service, S&P Global Ratings and Fitch Ratings. If agency ratings of a security differ, the security will be considered to have received the highest of these ratings, consistent with the fund’s investment policies.

· While the fund may not make direct purchases of common stocks or warrants or rights to acquire common stocks, the fund may invest in debt securities that are issued together with common stock or other equity interests or in securities that have equity conversion, exchange or purchase rights. The fund may hold up to 5% of its assets in common stock, warrants and rights acquired after sales of the corresponding debt securities or received in exchange for debt securities.

· For purposes of determining whether an investment is made in a particular country or geographic region, the fund’s investment adviser will generally look to the domicile of the issuer in the case of equity securities or to the country to which the security is tied economically in the case of debt securities. In doing so, the fund’s investment adviser will generally look to the determination of MSCI Inc. (MSCI) for equity securities and Bloomberg for debt securities. In certain limited circumstances (including when relevant data is unavailable or the nature of a holding warrants special considerations), the adviser may also take into account additional factors, as applicable, including where the issuer’s securities are listed; where the issuer is legally organized, maintains principal corporate offices, conducts its principal operations, generates revenues and/or has credit risk exposure; and the source of guarantees, if any, of such securities.

Capital Group Core Plus Income ETF

Debt instruments

· The fund will invest at least 80% of its assets in bonds and other debt instruments, including Eurodollar and Yankee bonds, debentures, notes, securities with equity and fixed income characteristics (such as bonds with warrants attached, convertible bonds, certain hybrids and certain preferred securities), cash and cash equivalents, securities backed by mortgages and other assets, loans, and other fixed income obligations of banks, corporations and

Capital Group Fixed Income ETF Trust — Page 4

governmental authorities. For purposes of this investment guideline, investments may be represented by derivative instruments, such as futures contracts and swaps, which will be valued on a mark-to-market basis in accordance with applicable regulatory requirements.

· The fund will invest no more than 35% of its assets in securities rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Rating Organizations, or NRSROs, designated by the fund’s investment adviser, or in securities that are unrated but determined to be of equivalent quality by the fund’s investment adviser.

· The fund currently intends to consider the ratings from Moody’s Investors Service, S&P Global Ratings and Fitch Ratings. If agency ratings of a security differ, the security will be considered to have received the highest of these ratings, consistent with the fund’s investment policies.

Equity securities

· The fund may invest up to 10% of its assets in equity securities (including common stocks, preferred stocks, warrants or rights).

Investing outside the United States

· The fund may invest up to 35% of its assets in securities denominated in currencies other than the U.S. dollar.

· The fund may invest up to 35% of its assets in securities of emerging market issuers.

· For purposes of determining whether an investment is made in a particular country or geographic region, the fund’s investment adviser will generally look to the domicile of the issuer in the case of equity securities or to the country to which the security is tied economically in the case of debt securities. In doing so, the fund’s investment adviser will generally look to the determination of MSCI Inc. (MSCI) for equity securities and Bloomberg for debt securities. In certain limited circumstances (including when relevant data is unavailable or the nature of a holding warrants special considerations), the adviser may also take into account additional factors, as applicable, including where the issuer’s securities are listed; where the issuer is legally organized, maintains principal corporate offices, conducts its principal operations, generates revenues and/or has credit risk exposure; and the source of guarantees, if any, of such securities.

Capital Group International Bond ETF (USD-Hedged)

Debt instruments

· The fund will invest at least 80% of its assets (plus the amount of borrowings for investment purposes, if any) in bonds and other debt instruments, including cash equivalents and securities with equity and debt characteristics (such as bonds with warrants attached, convertible bonds, hybrids and preferred securities). For purposes of this investment guideline, investments may be represented by derivative instruments, which will be valued on a mark-to-market basis in accordance with applicable regulatory requirements.

· The fund may invest up to 15% of its assets in debt securities rated BB+ or below or Ba1 or below by Nationally Recognized Statistical Rating Organizations, or NRSROs, designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser.

Capital Group Fixed Income ETF Trust — Page 5

· The fund currently intends to consider the ratings from Moody’s Investors Service, S&P Global Ratings and Fitch Ratings. If agency ratings of a security differ, the security will be considered to have received the highest of these ratings, consistent with the fund’s investment policies.

Investing outside the United States

· The fund will invest at least 40% of its assets outside the United States, unless market conditions are not deemed favorable by the fund’s investment adviser, in which case the fund would invest at least 30% of its assets outside the United States.

· The fund allocates its assets among various countries, and in no fewer than three countries other than the United States.

· The fund will maintain at least 90% of its assets in U.S. dollar currency exposure.

· For purposes of determining whether an investment is made in a particular country or geographic region, the fund’s investment adviser will generally look to the domicile of the issuer in the case of equity securities or to the country to which the security is tied economically in the case of debt securities. In doing so, the fund’s investment adviser will generally look to the determination of MSCI Inc. (MSCI) for equity securities and Bloomberg for debt securities. In certain limited circumstances (including when relevant data is unavailable or the nature of a holding warrants special considerations), the adviser may also take into account additional factors, as applicable, including where the issuer’s securities are listed; where the issuer is legally organized, maintains principal corporate offices, conducts its principal operations, generates revenues and/or has credit risk exposure; and the source of guarantees, if any, of such securities.

Capital Group Municipal High-Income ETF

· The fund will invest at least 80% of its assets (plus the amount of borrowings for investment purposes, if any) in, or derive at least 80% of its income from, securities exempt from regular federal income tax.

· The fund may invest, without limitation, in “private activity bonds” whose interest is generally subject to the federal alternative minimum tax.

· The fund will invest at least 80% of its assets in bonds (for purposes of this limit, bonds include any debt instrument and cash equivalents, and may include certain preferred securities).

· The fund will invest at least 60% of its assets in debt securities rated BBB+ or below or Baa1 or below (by NRSROs designated by the fund’s investment adviser) or unrated but determined by the fund’s investment adviser to be of equivalent quality.

· The fund currently intends to look to the ratings from Moody’s Investors Service, S&P Global Ratings and Fitch Ratings. If rating agencies differ, securities will be considered to have received the lowest of these ratings, consistent with the fund’s investment policies.

Capital Group Municipal Income ETF

· The fund will invest at least 80% of its assets in, or derive at least 80% of its income from, securities exempt from regular federal income tax.

Capital Group Fixed Income ETF Trust — Page 6

· The fund will invest up to 30% of its assets in securities that may subject fund shareholders to federal alternative minimum tax.

· The fund will invest at least 80% of its assets in bonds (for purposes of this limit, bonds include any debt instrument and cash equivalents, and may include certain preferred securities). For purposes of this investment guideline, investments may be represented by derivative instruments, such as futures contracts and swap agreements, which will be valued on a mark-to-market basis in accordance with applicable regulatory requirements.

· The fund will invest at least 65% of its assets in debt securities rated BBB- or better or Baa3 or better (by NRSROs designated by the fund’s investment adviser) or unrated but determined by the fund’s investment adviser to be of equivalent quality, including cash and money market instruments.

· The fund may invest up to 35% of its assets in debt securities rated BB+ or below and Ba1 or below (by NRSROs designated by the fund’s investment adviser) or unrated but determined by the fund’s investment adviser to be of equivalent quality.

· The fund currently intends to consider the ratings from Moody’s Investors Service, S&P Global Ratings and Fitch Ratings. If agency ratings of a security differ, the security will be considered to have received the highest of these ratings, consistent with the fund's investment policies.

Capital Group Short Duration Income ETF

Debt instruments

· The fund will invest at least 80% of its assets in bonds and other debt instruments, including Eurodollar and Yankee bonds, debentures, notes, securities with equity and fixed income characteristics (such as bonds with warrants attached, convertible bonds, hybrids and certain preferred securities), cash and cash equivalents, securities backed by mortgages and other assets, loans, and other fixed income obligations of banks, corporations and governmental authorities. For purposes of this investment guideline, investments may be represented by derivative instruments, such as futures contracts and swap agreements, which will be valued on a mark-to-market basis in accordance with applicable regulatory requirements.

· The fund may invest up to 5% of its assets in debt securities rated BB+ or Ba1 or below by Nationally Recognized Statistical Rating Organizations (“NRSRO”) designated by the fund’s investment adviser or unrated securities determined to be of equivalent quality by the fund’s investment adviser, but with a minimum rating of BB- or Ba3 or in unrated securities determined by the fund’s investment adviser to be of equivalent quality.

· The fund currently intends to consider the ratings from Moody’s Investors Service, S&P Global Ratings and Fitch Ratings. If agency ratings of a security differ, the security will be considered to have received the highest of these ratings, consistent with the fund's investment policies.

Duration

· The fund's average portfolio duration will be no greater than three years.

Capital Group Fixed Income ETF Trust — Page 7

Investing outside the United States

· For purposes of determining whether an investment is made in a particular country or geographic region, the fund’s investment adviser will generally look to the domicile of the issuer in the case of equity securities or to the country to which the security is tied economically in the case of debt securities. In doing so, the fund’s investment adviser will generally look to the determination of MSCI Inc. (MSCI) for equity securities and Bloomberg for debt securities. In certain limited circumstances (including when relevant data is unavailable or the nature of a holding warrants special considerations), the adviser may also take into account additional factors, as applicable, including where the issuer’s securities are listed; where the issuer is legally organized, maintains principal corporate offices, conducts its principal operations, generates revenues and/or has credit risk exposure; and the source of guarantees, if any, of such securities.

Capital Group Short Duration Municipal Income ETF

· The fund will invest at least 80% of its assets (plus the amount of borrowings for investment purposes, if any) in, or derive at least 80% of its income from, securities exempt from regular federal income tax.

· The fund will invest up to 20% of its assets in securities that may subject fund shareholders to federal alternative minimum tax.

· The fund will invest at least 80% of its assets in bonds (for purposes of this limit, bonds include any debt instrument and cash equivalents, and may include certain preferred securities). For purposes of this investment guideline, investments may be represented by derivative instruments, such as futures contracts and swap agreements, which will be valued on a mark-to-market basis in accordance with applicable regulatory requirements.

· The fund may invest up to 10% of its assets in debt securities rated BB+ or below and Ba1 or below (by NRSROs designated by the fund’s investment adviser) or unrated but determined by the fund’s investment adviser to be of equivalent quality. The fund currently intends to consider the ratings from Moody’s Investors Service, S&P Global Ratings and Fitch Ratings. If agency ratings of a security differ, the security will be considered to have received the highest of these ratings, consistent with the fund’s investment policies.

· The fund will maintain an average portfolio duration that is within 1 year of the average duration of The Bloomberg Municipal Short 1-5 Years Index. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rate. The longer a security's duration, the more sensitive it will be to changes in interest rates.

Capital Group Ultra Short Income ETF

Debt instruments

· The fund will invest at least 80% of its assets in bonds and other debt instruments, including Eurodollar and Yankee bonds, debentures, notes, securities with equity and fixed income characteristics (such as bonds with warrants attached, convertible bonds, hybrids and certain preferred securities), cash and cash equivalents, securities backed by mortgages and other assets, loans, and other fixed income obligations of banks, corporations and governmental authorities . For purposes of this investment guideline, investments may be represented by derivative instruments, such as futures contracts and swap agreements, which will be valued on a mark-to-market basis in accordance with applicable regulatory requirements.

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· The fund may invest up to 5% of its assets in debt securities rated BB+ or Ba1 or below by Nationally Recognized Statistical Rating Organizations (“NRSRO”) designated by the fund’s investment adviser or unrated securities determined to be of equivalent quality by the fund’s investment adviser, but with a minimum rating of BB- or Ba3 or in unrated securities determined by the fund’s investment adviser to be of equivalent quality. The fund currently intends to look to the ratings from Moody’s Investors Service, S&P Global Ratings and Fitch Ratings. If rating agencies differ, securities will be considered to have received the highest of these ratings, consistent with the fund's investment policies.

Duration

· The fund's average portfolio duration will typically be no greater than one year, although under certain market conditions, such as in periods of significant volatility in interest rates and spreads, the fund’s duration may be longer than one year.

Investing outside the United States

· For purposes of determining whether an investment is made in a particular country or geographic region, the fund’s investment adviser will generally look to the domicile of the issuer in the case of equity securities or to the country to which the security is tied economically in the case of debt securities. In doing so, the fund’s investment adviser will generally look to the determination of MSCI Inc. (MSCI) for equity securities and Bloomberg for debt securities. In certain limited circumstances (including when relevant data is unavailable or the nature of a holding warrants special considerations), the adviser may also take into account additional factors, as applicable, including where the issuer’s securities are listed; where the issuer is legally organized, maintains principal corporate offices, conducts its principal operations, generates revenues and/or has credit risk exposure; and the source of guarantees, if any, of such securities.

Capital Group U.S. Multi-Sector Income ETF

Debt instruments

· The fund will invest at least 80% of its assets in bonds and other debt instruments, including Eurodollar and Yankee bonds, debentures, notes, securities with equity and fixed income characteristics (such as bonds with warrants attached, convertible bonds, hybrids and certain preferred securities), cash and cash equivalents, securities backed by mortgages and other assets, loans, and other fixed income obligations of banks, corporations and governmental authorities. For purposes of this investment guideline, investments may be represented by derivative instruments, such as futures contracts and swap agreements, which will be valued on a mark-to-market basis in accordance with applicable regulatory requirements.

· The fund currently intends to consider the ratings from Moody’s Investor Services, S&P Global Ratings and Fitch ratings. If agency ratings of a security differ, the security will be considered to have received the highest of these ratings, consistent with the fund’s investment policies.

Investing in and outside the United States

· The fund will invest at least 80% of its assets in the United States.

· The fund may invest up to 20% of its assets outside the United States.

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· For purposes of determining whether an investment is made in a particular country or geographic region, the fund’s investment adviser will generally look to the domicile of the issuer in the case of equity securities or to the country to which the security is tied economically in the case of debt securities. In doing so, the fund’s investment adviser will generally look to the determination of MSCI Inc. (MSCI) for equity securities and Bloomberg for debt securities. In certain limited circumstances (including when relevant data is unavailable or the nature of a holding warrants special considerations), the adviser may also take into account additional factors, as applicable, including where the issuer’s securities are listed; where the issuer is legally organized, maintains principal corporate offices, conducts its principal operations, generates revenues and/or has credit risk exposure; and the source of guarantees, if any, of such securities.

* * * * * *

Each of the funds may experience difficulty liquidating certain portfolio securities during significant market declines or periods of heavy redemptions.

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Description of certain securities, investment techniques and risks

The descriptions below are intended to supplement the material in the prospectus under “Investment objectives, strategies and risks.”

Market conditions – The value of, and the income generated by, the securities in which a fund invests may decline, sometimes rapidly or unpredictably, due to factors affecting certain issuers, particular industries or sectors, or the overall markets. Rapid or unexpected changes in market conditions could cause the fund to liquidate holdings at inopportune times or at a loss or depressed value. The value of a particular holding may decrease due to developments related to that issuer, but also due to general market conditions, including real or perceived economic developments such as changes in interest rates, credit quality, inflation, or currency rates, or generally adverse investor sentiment. The value of a holding may also decline due to factors that negatively affect a particular industry or sector, such as labor shortages, increased production costs, or competitive conditions.

Global economies and financial markets are highly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. Furthermore, local, regional and global events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats, or bank failures could also adversely impact issuers, markets and economies, including in ways that cannot necessarily be foreseen. The fund could be negatively impacted if the value of a portfolio holding were harmed by such conditions or events.

Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, bank failures or other events, can adversely affect local and global markets and normal market operations. Market disruptions may exacerbate political, social, and economic risks. Additionally, market disruptions may result in increased market volatility; regulatory trading halts; closure of domestic or foreign exchanges, markets, or governments; or market participants operating pursuant to business continuity plans for indeterminate periods of time. Such events can be highly disruptive to economies and markets and significantly impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the fund’s investments and operation of the fund. These events could disrupt businesses that are integral to the fund’s operations or impair the ability of employees of fund service providers to perform essential tasks on behalf of the fund.

Governmental and quasi-governmental authorities may take a number of actions designed to support local and global economies and the financial markets in response to economic disruptions. Such actions may include a variety of significant fiscal and monetary policy changes, including, for example, direct capital infusions into companies, new monetary programs and significantly lower interest rates. These actions have resulted in significant expansion of public debt and may result in greater market risk. Additionally, an unexpected or quick reversal of these policies, or the ineffectiveness of these policies, could negatively impact overall investor sentiment and further increase volatility in securities markets.

Debt instruments — Debt securities, also known as “fixed income securities,” are used by issuers to borrow money. Bonds, notes, debentures, asset-backed securities (including those backed by mortgages), and loan participations and assignments are common types of debt securities. Generally, issuers pay investors periodic interest and repay the amount borrowed either periodically during the life of the security and/or at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values and their values accrete over time to face value at maturity. Some debt securities bear interest at rates that are not fixed, but that vary with changes in specified market rates or indices. The market prices of debt securities fluctuate depending on such factors as interest rates, credit quality and maturity. In general, market prices of

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debt securities decline when interest rates rise and increase when interest rates fall. These fluctuations will generally be greater for longer-term debt securities than for shorter-term debt securities. Prices of these securities can also be affected by financial contracts held by the issuer or third parties (such as derivatives) relating to the security or other assets or indices. Borrowers that are in bankruptcy or restructuring may never pay off their indebtedness, or they may pay only a small fraction of the amount owed. Direct indebtedness of countries, particularly emerging markets, also involves a risk that the governmental entities responsible for the repayment of the debt may be unable, or unwilling, to pay interest and repay principal when due.

Lower rated debt securities, rated Ba1/BB+ or below by Nationally Recognized Statistical Rating Organizations, are described by the rating agencies as speculative and involve greater risk of default or price changes due to changes in the issuer’s creditworthiness than higher rated debt securities, or they may already be in default. Such securities are sometimes referred to as “junk bonds” or high yield bonds. The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty. It may be more difficult to dispose of, and to determine the value of, lower rated debt securities. Investment grade bonds in the ratings categories A or Baa/BBB also may be more susceptible to changes in market or economic conditions than bonds rated in the highest rating categories.

Certain additional risk factors relating to debt securities are discussed below:

Sensitivity to interest rate and economic changes — Debt securities may be sensitive to economic changes, political and corporate developments, and interest rate changes. In addition, during an economic downturn or a period of rising interest rates, issuers that are highly leveraged may experience increased financial stress that could adversely affect their ability to meet projected business goals, to obtain additional financing and to service their principal and interest payment obligations. Periods of economic change and uncertainty also can be expected to result in increased volatility of market prices and yields of certain debt securities and derivative instruments. As discussed under “Market conditions” above in this statement of additional information, governments and quasi-governmental authorities may take actions to support local and global economies and financial markets during periods of economic crisis, including direct capital infusions into companies, new monetary programs and significantly lower interest rates. Such actions may expose fixed income markets to heightened volatility and may reduce liquidity for certain investments, which could cause the value of a fund’s portfolio to decline.

Payment expectations — Debt securities may contain redemption or call provisions. If an issuer exercises these provisions in a lower interest rate market, the fund may have to replace the security with a lower yielding security, resulting in decreased income to investors. If the issuer of a debt security defaults on its obligations to pay interest or principal or is the subject of bankruptcy proceedings, the fund may incur losses or expenses in seeking recovery of amounts owed to it.

Liquidity and valuation — There may be little trading in the secondary market for particular debt securities, which may affect adversely the fund’s ability to value accurately or dispose of such debt securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and/or liquidity of debt securities.

Credit ratings for debt securities provided by rating agencies reflect an evaluation of the safety of principal and interest payments, not market value risk. The rating of an issuer is a rating agency’s view of past and future potential developments related to the issuer and may not necessarily reflect actual outcomes. There can be a lag between the time of developments relating to an issuer and the time a

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rating is assigned and updated. The investment adviser considers these ratings of securities as one of many criteria in making its investment decisions.

Bond rating agencies may assign modifiers (such as +/–) to ratings categories to signify the relative position of a credit within the rating category. Investment policies that are based on ratings categories should be read to include any security within that category, without giving consideration to the modifier except where otherwise provided. See the appendix to this statement of additional information for more information about credit ratings.

Inflation-linked bonds — A fund may invest in inflation-linked bonds issued by governments, their agencies or instrumentalities and corporations.

The principal amount of an inflation-linked bond is adjusted in response to changes in the level of an inflation index, such as the Consumer Price Index for Urban Consumers (“CPURNSA”). If the index measuring inflation falls, the principal value or coupon of these securities will be adjusted downward. Consequently, the interest payable on these securities will be reduced. Also, if the principal value of these securities is adjusted according to the rate of inflation, the adjusted principal value repaid at maturity may be less than the original principal. In the case of U.S. Treasury Inflation-Protected Securities (“TIPS”), currently the only inflation-linked security that is issued by the U.S. Treasury, the principal amounts are adjusted daily based upon changes in the rate of inflation (as currently represented by the non-seasonally adjusted CPURNSA, calculated with a three-month lag). TIPS may pay interest semi-annually, equal to a fixed percentage of the inflation-adjusted principal amount. The interest rate on these bonds is fixed at issuance, but over the life of the bond this interest may be paid on an increasing or decreasing principal amount that has been adjusted for inflation. The current market value of TIPS is not guaranteed and will fluctuate. However, the U.S. government guarantees that, at maturity, principal will be repaid at the higher of the original face value of the security (in the event of deflation) or the inflation adjusted value.

Other non-U.S. sovereign governments also issue inflation-linked securities that are tied to their own local consumer price indexes and that offer similar deflationary protection. In certain of these non-U.S. jurisdictions, the repayment of the original bond principal upon the maturity of an inflation-linked bond is not guaranteed, allowing for the amount of the bond repaid at maturity to be less than par. Corporations also periodically issue inflation-linked securities tied to CPURNSA or similar inflationary indexes. While TIPS and non-U.S. sovereign inflation-linked securities are currently the largest part of the inflation-linked market, the fund may invest in corporate inflation-linked securities.

The value of inflation-linked securities is expected to change in response to the changes in real interest rates. Real interest rates, in turn, are tied to the relationship between nominal interest rates and the rate of inflation. If inflation were to rise at a faster rate than nominal interest rates, real interest rates would decline, leading to an increase in value of the inflation-linked securities. In contrast, if nominal interest rates were to increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-linked securities. There can be no assurance, however, that the value of inflation-linked securities will be directly correlated to the changes in interest rates. If interest rates rise due to reasons other than inflation, investors in these securities may not be protected to the extent that the increase is not reflected in the security’s inflation measure.

The interest rate for inflation-linked bonds is fixed at issuance as a percentage of this adjustable principal. Accordingly, the actual interest income may both rise and fall as the principal amount of the bonds adjusts in response to movements of the consumer price index. For example, typically interest income would rise during a period of inflation and fall during a period of deflation.

The market for inflation-linked securities may be less developed or liquid, and more volatile, than certain other securities markets. There is a limited number of inflation-linked securities currently

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available for the fund to purchase, making the market less liquid and more volatile than the U.S. Treasury and agency markets.

Securities with equity and debt characteristics — Certain securities have a combination of equity and debt characteristics. Such securities may at times behave more like equity than debt or vice versa.

Preferred stock — Preferred stock represents an equity interest in an issuer that generally entitles the holder to receive, in preference to common stockholders and the holders of certain other stocks, dividends and a fixed share of the proceeds resulting from a liquidation of the issuer. Preferred stocks may pay fixed or adjustable rates of return, and preferred stock dividends may be cumulative or non-cumulative and participating or non-participating. Cumulative dividend provisions require all or a portion of prior unpaid dividends to be paid before dividends can be paid to the issuer’s common stockholders, while prior unpaid dividends on non-cumulative preferred stock are forfeited. Participating preferred stock may be entitled to a dividend exceeding the issuer’s declared dividend in certain cases, while non-participating preferred stock is entitled only to the stipulated dividend. Preferred stock is subject to issuer-specific and market risks applicable generally to equity securities. As with debt securities, the prices and yields of preferred stocks often move with changes in interest rates and the issuer’s credit quality. Additionally, a company’s preferred stock typically pays dividends only after the company makes required payments to holders of its bonds and other debt. Accordingly, the price of preferred stock will usually react more strongly than bonds and other debt to actual or perceived changes in the issuing company’s financial condition or prospects. Preferred stock of smaller companies may be more vulnerable to adverse developments than preferred stock of larger companies.

Convertible securities — A convertible security is a debt obligation, preferred stock or other security that may be converted, within a specified period of time and at a stated conversion rate, into common stock or other equity securities of the same or a different issuer. The conversion may occur automatically upon the occurrence of a predetermined event or at the option of either the issuer or the security holder. Under certain circumstances, a convertible security may also be called for redemption or conversion by the issuer after a particular date and at predetermined price specified upon issue. If a convertible security held by a fund is called for redemption or conversion, the fund could be required to tender the security for redemption, convert it into the underlying common stock, or sell it to a third party.

The holder of a convertible security is generally entitled to participate in the capital appreciation resulting from a market price increase in the issuer’s common stock and to receive interest paid or accrued until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to non-convertible debt or preferred securities, as applicable. Convertible securities rank senior to common stock in an issuer’s capital structure and, therefore, normally entail less risk than the issuer’s common stock. However, convertible securities may also be subordinate to any senior debt obligations of the issuer, and, therefore, an issuer’s convertible securities may entail more risk than such senior debt obligations. Convertible securities usually offer lower interest or dividend yields than non-convertible debt securities of similar credit quality because of the potential for capital appreciation. In addition, convertible securities are often lower-rated securities.

Because of the conversion feature, the price of a convertible security will normally fluctuate in some proportion to changes in the price of the underlying asset, and, accordingly, convertible securities are subject to risks relating to the activities of the issuer and/or general market and economic conditions. The income component of a convertible security may cushion the security against declines in the price of the underlying asset but may also cause the price of the security to fluctuate based upon changes in interest rates and the credit quality of the issuer.

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As with a straight fixed income security, the price of a convertible security tends to increase when interest rates decline and decrease when interest rates rise. Like the price of a common stock, the price of a convertible security also tends to increase as the price of the underlying stock rises and to decrease as the price of the underlying stock declines.

Hybrid securities — A hybrid security is a type of security that also has equity and debt characteristics. Like equities, which have no final maturity, a hybrid security may be perpetual. On the other hand, like debt securities, a hybrid security may be callable at the option of the issuer on a date specified at issue. Additionally, like common equities, which may stop paying dividends at virtually any time without violating any contractual terms or conditions, hybrids typically allow for issuers to withhold payment of interest until a later date or to suspend coupon payments entirely without triggering an event of default. Hybrid securities are normally at the bottom of an issuer’s debt capital structure because holders of an issuer’s hybrid securities are structurally subordinated to the issuer’s senior creditors. In bankruptcy, hybrid security holders should only get paid after all senior creditors of the issuer have been paid but before any disbursements are made to the issuer’s equity holders. Accordingly, hybrid securities may be more sensitive to economic changes than more senior debt securities. Such securities may also be viewed as more equity-like by the market when the issuer or its parent company experiences financial difficulties.

Contingent convertible securities, which are also known as contingent capital securities, are a form of hybrid security that are intended to either convert into equity or have their principal written down upon the occurrence of certain trigger events. One type of contingent convertible security has characteristics designed to absorb losses, by providing that the liquidation value of the security may be adjusted downward to below the original par value or written off entirely under certain circumstances. For instance, if losses have eroded the issuer’s capital level below a specified threshold, the liquidation value of the security may be reduced in whole or in part. The write-down of the security’s par value may occur automatically and would not entitle holders to institute bankruptcy proceedings against the issuer. In addition, an automatic write-down could result in a reduced income rate if the dividend or interest payment associated with the security is based on the security’s par value. Such securities may, but are not required to, provide for circumstances under which the liquidation value of the security may be adjusted back up to par, such as an improvement in capitalization or earnings. Another type of contingent convertible security provides for mandatory conversion of the security into common shares of the issuer under certain circumstances. The mandatory conversion might relate, for example, to the issuer’s failure to maintain a capital minimum. Since the common stock of the issuer may not pay a dividend, investors in such instruments could experience reduced yields (or no yields at all) and conversion would deepen the subordination of the investor, effectively worsening the investor’s standing in the case of the issuer’s insolvency. An automatic write-down or conversion event with respect to a contingent convertible security will typically be triggered by a reduction in the issuer’s capital level, but may also be triggered by regulatory actions, such as a change in regulatory capital requirements, or by other factors.

Obligations backed by the “full faith and credit” of the U.S. government — U.S. government obligations include the following types of securities:

U.S. Treasury securities — U.S. Treasury securities include direct obligations of the U.S. Treasury, such as Treasury bills, notes and bonds. For these securities, the payment of principal and interest is unconditionally guaranteed by the U.S. government, and thus they are of high credit quality.

Federal agency securities — The securities of certain U.S. government agencies and government-sponsored entities are guaranteed as to the timely payment of principal and interest by the full faith and credit of the U.S. government. Such agencies and entities include,

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but are not limited to, the Federal Financing Bank (“FFB”), the Government National Mortgage Association (“Ginnie Mae”), the U.S. Department of Veterans Affairs (“VA”), the Federal Housing Administration (“FHA”), the Export-Import Bank of the United States (“Exim Bank”), the U.S. International Development Finance Corporation (“DFC”), the Commodity Credit Corporation (“CCC”) and the U.S. Small Business Administration (“SBA”).

Such securities are subject to variations in market value due to fluctuations in interest rates and in government policies, among other things, but, if held to maturity, are expected to be paid in full (either at maturity or thereafter). However, from time to time, a high national debt level, and uncertainty regarding negotiations to increase the U.S. government’s debt ceiling and periodic legislation to fund the government, could increase the risk that the U.S. government may default on its obligations and/or lead to a downgrade of the credit rating of the U.S. government. Such an event could adversely affect the value of investments in securities backed by the full faith and credit of the U.S. government, cause the fund to suffer losses and lead to significant disruptions in U.S. and global markets. Regulatory or market changes or conditions could increase demand for U.S. government securities and affect the availability of such instruments for investment and the fund's ability to pursue its investment strategies.

Other federal agency obligations — Additional federal agency securities are neither direct obligations of, nor guaranteed by, the U.S. government. These obligations include securities issued by certain U.S. government agencies and government-sponsored entities. However, they generally involve some form of federal sponsorship: some operate under a congressional charter; some are backed by collateral consisting of “full faith and credit” obligations as described above; some are supported by the issuer’s right to borrow from the Treasury; and others are supported only by the credit of the issuing government agency or entity. These agencies and entities include, but are not limited to: the Federal Home Loan Banks, the Federal Home Loan Mortgage Corporation (“Freddie Mac”), the Federal National Mortgage Association (“Fannie Mae”), the Tennessee Valley Authority and the Federal Farm Credit Bank System.

In 2008, Freddie Mac and Fannie Mae were placed into conservatorship by their new regulator, the Federal Housing Finance Agency (“FHFA”). Simultaneously, the U.S. Treasury made a commitment of indefinite duration to maintain the positive net worth of both firms. As conservator, the FHFA has the authority to repudiate any contract either firm has entered into prior to the FHFA’s appointment as conservator (or receiver should either firm go into default) if the FHFA, in its sole discretion determines that performance of the contract is burdensome and repudiation would promote the orderly administration of Fannie Mae’s or Freddie Mac’s affairs. While the FHFA has indicated that it does not intend to repudiate the guaranty obligations of either entity, doing so could adversely affect holders of their mortgage-backed securities. For example, if a contract were repudiated, the liability for any direct compensatory damages would accrue to the entity’s conservatorship estate and could only be satisfied to the extent the estate had available assets. As a result, if interest payments on Fannie Mae or Freddie Mac mortgage-backed securities held by a fund were reduced because underlying borrowers failed to make payments or such payments were not advanced by a loan servicer, the fund’s only recourse might be against the conservatorship estate, which might not have sufficient assets to offset any shortfalls.

The FHFA, in its capacity as conservator, has the power to transfer or sell any asset or liability of Fannie Mae or Freddie Mac. The FHFA has indicated it has no current intention to do this; however, should it do so a holder of a Fannie Mae or Freddie Mac mortgage-backed security would have to rely on another party for satisfaction of the guaranty obligations and would be exposed to the credit risk of that party.

Certain rights provided to holders of mortgage-backed securities issued by Fannie Mae or Freddie Mac under their operative documents may not be enforceable against the FHFA, or enforcement may be delayed during the course of the conservatorship or any future receivership. For example, the operative documents may provide that upon the occurrence of an event of default by Fannie Mae or

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Freddie Mac, holders of a requisite percentage of the mortgage-backed security may replace the entity as trustee. However, under the Federal Housing Finance Regulatory Reform Act of 2008, holders may not enforce this right if the event of default arises solely because a conservator or receiver has been appointed.

Securities issued by sovereign, quasi-sovereign and supranational entities — Investments in debt securities issued by sovereign, quasi-sovereign and supranational entities are subject to certain additional risks aside from those associated with investments in debt instruments generally or securities issued by the U.S. government or federal agency securities.

A governmental or quasi-governmental entity may be unwilling or unable to pay interest and repay principal on its sovereign or quasi-sovereign debt, or otherwise meet its obligations when due, including for reasons such as the government’s policy towards principal international lenders such as the International Monetary Fund or the World Bank, the political considerations to which the government may be subject, dependencies on expected payments from other foreign governments or multinational agencies, the extent of its non-U.S. reserves, the availability of sufficient non-U.S. exchange on the date a payment is due, and/or the relative size of the debt service burden compared to the country's economy as a whole. If such issuers default (or threaten to default), the indebtedness may be restructured and/or a moratorium on the payments of such indebtedness may be declared, in each case, without the approval of some or all debt holders. Additionally, unlike corporate debt restructurings generally, the fees and expenses of the financial and legal advisers to the creditors in connection with a restructuring may be borne by the holders of the sovereign or quasi-sovereign debt securities instead of the sovereign or quasi-sovereign entity itself. In the event of a default on sovereign or quasi-sovereign debt, the fund may also have limited legal recourse against the defaulting government entity. Sovereign and quasi-sovereign entities may assert sovereign immunity in legal proceedings relating to the failure to pay obligations when due. There may be international treaties with such entities that limit the fund’s legal recourse against such entities. Additionally, remedies may need to be pursued in the courts located in the country of the defaulting sovereign or quasi-sovereign entity itself, which may limit the fund’s ability to obtain recourse.

A “supranational entity” is an entity established or financially supported by the governments of several countries to promote reconstruction, economic development or trade. The World Bank, the European Investment Bank, the Inter-American Development Bank, the Asian Development Bank, the African Development Bank and the European Coal and Steel Community are some examples of supranational entities. Generally, the governmental members of these entities make initial capital contributions to and may also commit to making additional contributions if the supranational entity is unable to repay its borrowings. There is no guarantee that one or more governmental members of a supranational entity will continue to make any necessary additional capital contributions, and if such contributions are not made, the entity may be unable to pay interest or repay principal on its debt securities. Additionally, the securities of a supranational entity may be denominated in a foreign currency, in which case, the obligations of the entity bear the risks of foreign currency investments.

Pass-through securities — A fund may invest in various debt obligations backed by pools of mortgages, corporate loans or other assets including, but not limited to, residential mortgage loans, home equity loans, mortgages on commercial buildings, consumer loans and equipment leases. Principal and interest payments made on the underlying asset pools backing these obligations are typically passed through to investors, net of any fees paid to any insurer or any guarantor of the securities. Pass-through securities may have either fixed or adjustable coupons. The risks of an investment in these obligations depend in part on the type of the collateral securing the obligations and the class of the instrument in which the fund invests. These securities include:

Mortgage-backed securities — These securities may be issued by U.S. government agencies and government-sponsored entities, such as Ginnie Mae, Fannie Mae and Freddie Mac, and by private entities. The payment of interest and principal on mortgage-backed obligations issued

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by U.S. government agencies may be guaranteed by the full faith and credit of the U.S. government (in the case of Ginnie Mae), or may be guaranteed by the issuer (in the case of Fannie Mae and Freddie Mac). However, these guarantees do not apply to the market prices and yields of these securities, which vary with changes in interest rates.

Mortgage-backed securities issued by private entities are structured similarly to those issued by U.S. government agencies. However, these securities and the underlying mortgages are not guaranteed by any government agencies and the underlying mortgages are not subject to the same underwriting requirements. These securities generally are structured with one or more types of credit enhancements such as insurance or letters of credit issued by private companies. Borrowers on the underlying mortgages are usually permitted to prepay their underlying mortgages. Prepayments can alter the effective maturity of these instruments. In addition, delinquencies, losses or defaults by borrowers can adversely affect the prices and volatility of these securities. Such delinquencies and losses can be exacerbated by declining or flattening housing and property values. This, along with other outside pressures, such as bankruptcies and financial difficulties experienced by mortgage loan originators, decreased investor demand for mortgage loans and mortgage-related securities and increased investor demand for yield, can adversely affect the value and liquidity of mortgage-backed securities.

Collateralized mortgage obligations (CMOs) — CMOs are also backed by a pool of mortgages or mortgage loans, which are divided into two or more separate bond issues. CMOs issued by U.S. government agencies are backed by agency mortgages, while privately issued CMOs may be backed by either government agency mortgages or private mortgages. Payments of principal and interest are passed through to each bond issue at varying schedules resulting in bonds with different coupons, effective maturities and sensitivities to interest rates. Some CMOs may be structured in a way that when interest rates change, the impact of changing prepayment rates on the effective maturities of certain issues of these securities is magnified. CMOs may be less liquid or may exhibit greater price volatility than other types of mortgage or asset-backed securities.

Commercial mortgage-backed securities — These securities are backed by mortgages on commercial property, such as hotels, office buildings, retail stores, hospitals and other commercial buildings. These securities may have a lower prepayment uncertainty than other mortgage-related securities because commercial mortgage loans generally prohibit or impose penalties on prepayments of principal. In addition, commercial mortgage-related securities often are structured with some form of credit enhancement to protect against potential losses on the underlying mortgage loans. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans, including the effects of local and other economic conditions on real estate markets, the ability of tenants to make rental payments and the ability of a property to attract and retain tenants. Commercial mortgage-backed securities may be less liquid or exhibit greater price volatility than other types of mortgage or asset-backed securities and may be more difficult to value.

Asset-backed securities — These securities are backed by other assets such as credit card, automobile or consumer loan receivables, retail installment loans or participations in pools of leases. Credit support for these securities may be based on the underlying assets and/or provided through credit enhancements by a third party. The values of these securities are sensitive to changes in the credit quality of the underlying collateral, the credit strength of the credit enhancement, changes in interest rates and at times the financial condition of the issuer. Obligors of the underlying assets also may make prepayments that can change effective maturities of the asset-backed securities. These securities may be less liquid and more difficult to value than other securities.

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Collateralized bond obligations (CBOs) and collateralized loan obligations (CLOs) — A CBO is a trust typically backed by a diversified pool of fixed-income securities, which may include high risk, lower rated securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, senior secured loans, senior unsecured loans, and subordinate corporate loans, including lower rated loans. CBOs and CLOs may charge management fees and administrative expenses.

For both CBOs and CLOs, the cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest and highest yielding portion is the “equity” tranche which bears the bulk of any default by the bonds or loans in the trust and is constructed to protect the other, more senior tranches from default. Since they are partially protected from defaults, the more senior tranches typically have higher ratings and lower yields than the underlying securities in the trust and can be rated investment grade. Despite the protection from the equity tranche, the more senior tranches can still experience substantial losses due to actual defaults of the underlying assets, increased sensitivity to defaults due to impairment of the collateral or the more junior tranches, market anticipation of defaults, as well as potential general aversions to CBO or CLO securities as a class. Normally, these securities are privately offered and sold, and thus, are not registered under the securities laws. CBOs and CLOs may be less liquid, may exhibit greater price volatility and may be more difficult to value than other securities.

“IOs” and “POs” are issued in portions or tranches with varying maturities and characteristics. Some tranches may only receive the interest paid on the underlying mortgages (IOs) and others may only receive the principal payments (POs). The values of IOs and POs are extremely sensitive to interest rate fluctuations and prepayment rates, and IOs are also subject to the risk of early repayment of the underlying mortgages that will substantially reduce or eliminate interest payments.

Municipal bonds — Municipal bonds are debt obligations that are exempt from federal, state and/or local income taxes. Opinions relating to the validity of municipal bonds, exclusion of municipal bond interest from an investor’s gross income for federal income tax purposes and, where applicable, state and local income tax, are rendered by bond counsel to the issuing authorities at the time of issuance.

The two principal classifications of municipal bonds are general obligation bonds and limited obligation or revenue bonds. General obligation bonds are secured by the issuer’s pledge of its full faith and credit including, if available, its taxing power for the payment of principal and interest. Issuers of general obligation bonds include states, counties, cities, towns and various regional or special districts. The proceeds of these obligations are used to fund a wide range of public facilities, such as the construction or improvement of schools, highways and roads, water and sewer systems and facilities for a variety of other public purposes. Lease revenue bonds or certificates of participation in leases are payable from annual lease rental payments from a state or locality. Annual rental payments are payable to the extent such rental payments are appropriated annually.

Typically, the only security for a limited obligation or revenue bond is the net revenue derived from a particular facility or class of facilities financed thereby or, in some cases, from the proceeds of a special tax or other special revenues. Revenue bonds have been issued to fund a wide variety of revenue-producing public capital projects including: electric, gas, water and sewer systems; highways, bridges and tunnels; port and airport facilities; colleges and universities; hospitals; and convention, recreational, tribal gaming and housing facilities. Although the security behind these bonds varies widely, many provide additional security in the form of a debt service reserve fund which may also be used to make principal and interest payments on the issuer's obligations. In addition, some revenue obligations (as well as general obligations) are insured by a bond insurance company or backed by a letter of credit issued by a banking institution.

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Revenue bonds also include, for example, pollution control, health care and housing bonds, which, although nominally issued by municipal authorities, are generally not secured by the taxing power of the municipality but by the revenues of the authority derived from payments by the private entity which owns or operates the facility financed with the proceeds of the bonds. Obligations of housing finance authorities have a wide range of security features, including reserve funds and insured or subsidized mortgages, as well as the net revenues from housing or other public projects. Many of these bonds do not generally constitute the pledge of the credit of the issuer of such bonds. The credit quality of such revenue bonds is usually directly related to the credit standing of the user of the facility being financed or of an institution which provides a guarantee, letter of credit or other credit enhancement for the bond issue.

Insured municipal bonds — A fund may invest in municipal bonds that are insured generally as to the timely payment of interest and repayment of principal. The insurance for such bonds may be purchased by the bond issuer, the fund or any other party, and is usually purchased from private, non-governmental insurance companies. Insurance that covers a municipal bond is expected to protect the fund against losses caused by a bond issuer’s failure to make interest or principal payments. However, insurance does not guarantee the market value of the bond or the prices of the fund shares. Also, the investment adviser cannot be certain that the insurance company will make payments it guarantees. The market value of the bond could drop if a bond's insurer fails to fulfill its obligations. Market conditions or changes to ratings criteria could adversely impact the ratings of municipal bond insurers. When rating agencies lower or withdraw the credit rating of the insurer, the insurance may be providing little or no enhancement of credit or resale value to the municipal bond.

U.S. Territories and Commonwealth obligations — A fund may invest in obligations of the territories and Commonwealths of the United States, such as Puerto Rico, the U.S. Virgin Islands, Guam and their agencies and authorities (“territories and Commonwealth”), to the extent such obligations are exempt from federal income taxes. Adverse political and economic conditions and developments affecting any territory or Commonwealth may, in turn, negatively affect the value of the fund’s holdings in such obligations. Territories and Commonwealths face significant fiscal challenges, including persistent government deficits, underfunded retirement systems, sizable debt service obligations and a high unemployment rate. A restructuring of some or all of the debt or a decline in market prices of the territories’ and Commonwealths’ debt obligations, may affect the fund’s investment in these securities. If the economic situation in the territories and Commonwealths persists or worsens, the volatility, credit quality and performance of the fund could be adversely affected.

Zero coupon bonds — Municipalities may issue zero coupon securities which are debt obligations that do not entitle the holder to any periodic payments of interest prior to maturity or a specified date when the securities begin paying current interest. They are issued and traded at a discount from their face amount or par value, which discount varies depending on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security, and the perceived credit quality of the issuer.

Pre-refunded/Escrowed to maturity bonds — From time to time, a municipality may refund a bond that it has already issued prior to, or in the case of escrowed to maturity bonds on, the original bond’s call or maturity date by issuing a second bond, the proceeds of which are typically used to purchase securities of the U.S. government (including its agencies and instrumentalities). The U.S. government securities are placed in an escrow account. The original bonds then become "pre-refunded" or "escrowed to maturity" and while the security is still tax-exempt, the proceeds of the escrow account act as collateral and the original bonds are considered high-quality in nature as a result. The principal and interest payments on the escrowed securities are then used to pay off the original bondholders on the call or maturity date. The escrow account securities do not guarantee the price movement of the bond before maturity. Investment in pre-refunded and escrowed to maturity bonds held by the fund may subject the fund to interest rate risk, market risk and credit risk. For purposes of diversification, pre-refunded and escrowed to maturity bonds will be treated as U.S. governmental issues.

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Investing outside the United States — Securities of issuers domiciled outside the United States or with significant operations or revenues outside the United States, and securities tied economically to countries outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These issuers may also be more susceptible to actions of foreign governments such as the imposition of price controls, sanctions, or punitive taxes that could adversely impact the value of these securities. To the extent a fund invests in securities that are denominated in currencies other than the U.S. dollar, these securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal, auditing, financial reporting and recordkeeping standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Additional costs could be incurred in connection with the fund’s investment activities outside the United States. Brokerage commissions may be higher outside the United States, and the fund will bear certain expenses in connection with its currency transactions. Furthermore, increased custodian costs may be associated with maintaining assets in certain jurisdictions.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries tend to have less developed political, economic and legal systems than those in developed countries. Accordingly, the governments of these countries may be less stable and more likely to intervene in the market economy, for example, by imposing capital controls, nationalizing a company or industry, placing restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or imposing punitive taxes that could adversely affect the prices of securities. Information regarding issuers in emerging markets may be limited, incomplete or inaccurate, and such issuers may not be subject to regulatory, accounting, auditing, and financial reporting and recordkeeping standards comparable to those to which issuers in more developed markets are subject. A fund’s rights with respect to its investments in emerging markets, if any, will generally be governed by local law, which may make it difficult or impossible for the fund to pursue legal remedies or to obtain and enforce judgments in local courts. In addition, the economies of these countries may be dependent on relatively few industries, may have limited access to capital and may be more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, more vulnerable to market manipulation, and more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

In countries where direct foreign investment is limited or prohibited, the fund may invest in operating companies based in such countries through an offshore intermediary entity that, based on contractual agreements, seeks to replicate the rights and obligations of direct equity ownership in such operating company. Because the contractual arrangements do not in fact bestow the fund with actual equity ownership in the operating company, these investment structures may limit the fund’s rights as an investor and create significant additional risks. For example, local government authorities may

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determine that such structures do not comply with applicable laws and regulations, including those relating to restrictions on foreign ownership. In such event, the intermediary entity and/or the operating company may be subject to penalties, revocation of business and operating licenses or forfeiture of foreign ownership interests, and the fund’s economic interests in the underlying operating company and its rights as an investor may not be recognized, resulting in a loss to the fund and its shareholders. In addition, exerting control through contractual arrangements may be less effective than direct equity ownership, and a company may incur substantial costs to enforce the terms of such arrangements, including those relating to the distribution of the funds among the entities. These special investment structures may also be disregarded for tax purposes by local tax authorities, resulting in increased tax liabilities, and the fund’s control over – and distributions due from – such structures may be jeopardized if the individuals who hold the equity interest in such structures breach the terms of the agreements. While these structures may be widely used to circumvent limits on foreign ownership in certain jurisdictions, there is no assurance that they will be upheld by local regulatory authorities or that disputes regarding the same will be resolved consistently.

Although there is no universally accepted definition, the investment adviser generally considers an emerging market to be a market that is in the earlier stages of its industrialization cycle with a low per capita gross domestic product (“GDP”) and a low market capitalization to GDP ratio relative to those in the United States and the European Union, and would include markets commonly referred to as “frontier markets.” For example, the investment adviser currently expects that most countries not designated as developed markets by MSCI Inc. (“MSCI”) will be treated as emerging markets for equity securities, and that most countries designated as emerging markets by J.P. Morgan or, if not available, Bloomberg will be treated as emerging markets for debt securities.

Certain risk factors related to emerging markets

Currency fluctuations — Certain emerging markets’ currencies have experienced and in the future may experience significant declines against the U.S. dollar. For example, if the U.S. dollar appreciates against foreign currencies, the value of a fund’s emerging markets securities holdings would generally depreciate and vice versa. Further, the fund may lose money due to losses and other expenses incurred in converting various currencies to purchase and sell securities valued in currencies other than the U.S. dollar, as well as from currency restrictions, exchange control regulation, governmental restrictions that limit or otherwise delay the fund's ability to convert or repatriate currencies and currency devaluations.

Government regulation — Certain emerging markets lack uniform accounting, auditing and financial reporting and disclosure standards, have less governmental supervision of financial markets than in the United States, and may not honor legal rights or protections enjoyed by investors in the United States. Certain governments may be more unstable and present greater risks of nationalization or restrictions on foreign ownership of local companies. Repatriation of investment income, capital and the proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging markets. While the fund will only invest in markets where these restrictions are considered acceptable by the investment adviser, a country could impose new or additional repatriation restrictions after the fund’s investment. If this happened, the fund’s response might include, among other things, applying to the appropriate authorities for a waiver of the restrictions or engaging in transactions in other markets designed to offset the risks of decline in that country. Such restrictions will be considered in relation to the fund’s liquidity needs and other factors. Further, some attractive equity securities may not be available to the fund if foreign shareholders already hold the maximum amount legally permissible.

While government involvement in the private sector varies in degree among emerging markets, such involvement may in some cases include government ownership of companies in certain sectors, wage and price controls or imposition of trade barriers and other protectionist

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measures. With respect to any emerging market, there is no guarantee that some future economic or political crisis will not lead to price controls, forced mergers of companies, expropriation, or creation of government monopolies to the possible detriment of the fund’s investments.

Fluctuations in inflation rates — Rapid fluctuations in inflation rates may have negative impacts on the economies and securities markets of certain emerging market countries.

Less developed securities markets — Emerging markets may be less well-developed and regulated than other markets. These markets have lower trading volumes than the securities markets of more developed countries and may be unable to respond effectively to increases in trading volume. Consequently, these markets may be substantially less liquid than those of more developed countries, and the securities of issuers located in these markets may have limited marketability. These factors may make prompt liquidation of substantial portfolio holdings difficult or impossible at times.

Settlement risks — Settlement systems in emerging markets are generally less well organized than those of developed markets. Supervisory authorities may also be unable to apply standards comparable to those in developed markets. Thus, there may be risks that settlement may be delayed and that cash or securities belonging to the fund may be in jeopardy because of failures of or defects in the systems. In particular, market practice may require that payment be made before receipt of the security being purchased or that delivery of a security be made before payment is received. In such cases, default by a broker or bank (the “counterparty”) through which the transaction is effected might cause the fund to suffer a loss. The fund will seek, where possible, to use counterparties whose financial status is such that this risk is reduced. However, there can be no certainty that the fund will be successful in eliminating this risk, particularly as counterparties operating in emerging markets frequently lack the standing or financial resources of those in developed countries. There may also be a danger that, because of uncertainties in the operation of settlement systems in individual markets, competing claims may arise with respect to securities held by or to be transferred to the fund.

Limited market information — The fund may encounter problems assessing investment opportunities in certain emerging markets in light of limitations on available information and different accounting, auditing and financial reporting standards. For example, due to jurisdictional limitations, the Public Company Accounting Oversight Board (“PCAOB”), which regulates auditors of U.S. reporting companies, may be unable to inspect the audit work and practices of PCAOB-registered auditing firms in certain emerging markets. As a result, there is greater risk that financial records and information relating to an issuer’s operations in emerging markets will be incomplete or misleading, which may negatively impact the fund’s investments in such company. When faced with limited market information, the fund’s investment adviser will seek alternative sources of information, and to the extent the investment adviser is not satisfied with the sufficiency or accuracy of the information obtained with respect to a particular market or security, the fund will not invest in such market or security.

Taxation — Taxation of dividends, interest and capital gains received by the fund varies among emerging markets and, in some cases, is comparatively high. In addition, emerging markets typically have less well-defined tax laws and procedures and such laws may permit retroactive taxation so that the fund could become subject in the future to local tax liability that it had not reasonably anticipated in conducting its investment activities or valuing its assets.

Fraudulent securities — Securities purchased by the fund may subsequently be found to be fraudulent or counterfeit, resulting in a loss to the fund.

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Remedies — Emerging markets may offer less protection to investors than U.S. markets and, in the event of investor harm, there may be substantially less recourse available to the fund and its shareholders. In addition, as a matter of law or practicality, the fund and its shareholders - as well as U.S. regulators - may encounter substantial difficulties in obtaining and enforcing judgments and other actions against non-U.S. individuals and companies.

Derivatives — In pursuing its investment objective(s), a fund may invest in derivative instruments. A derivative is a financial instrument, the value of which depends on, or is otherwise derived from, another underlying variable. Most often, the variable underlying a derivative is the price of a traded asset, such as a traditional cash security (e.g., a stock or bond), a currency or a commodity; however, the value of a derivative can be dependent on almost any variable, from the level of an index or a specified rate to the occurrence (or non-occurrence) of a credit event with respect to a specified reference asset. In addition to investing in forward currency contracts and currency options, as described under “Currency transactions,” the fund may take positions in futures contracts and options on futures contracts and swaps, each of which is a derivative instrument described in greater detail below.

Derivative instruments may be distinguished by the manner in which they trade: some are standardized instruments that trade on an organized exchange while others are individually negotiated and traded in the over-the-counter (“OTC”) market. Derivatives also range broadly in complexity, from simple derivatives to more complex instruments. As a general matter, however, all derivatives — regardless of the manner in which they trade or their relative complexities — entail certain risks, some of which are different from, and potentially greater than, the risks associated with investing directly in traditional cash securities.

As is the case with traditional cash securities, derivative instruments are generally subject to counterparty credit risk; however, in some cases, derivatives may pose counterparty risks greater than those posed by cash securities. The use of derivatives involves the risk that a loss may be sustained by the fund as a result of the failure of the fund’s counterparty to make required payments or otherwise to comply with its contractual obligations. For some derivatives, though, the value of — and, in effect, the return on — the instrument may be dependent on both the individual credit of the fund’s counterparty and on the credit of one or more issuers of any underlying assets. If the fund does not correctly evaluate the creditworthiness of its counterparty and, where applicable, of issuers of any underlying reference assets, the fund’s investment in a derivative instrument may result in losses. Further, if a fund’s counterparty were to default on its obligations, the fund’s contractual remedies against such counterparty may be subject to applicable bankruptcy and insolvency laws, which could affect the fund’s rights as a creditor and delay or impede the fund’s ability to receive the net amount of payments that it is contractually entitled to receive. Derivative instruments are subject to additional risks, including operational risk (such as documentation issues, settlement issues and systems failures) and legal risk (such as insufficient documentation, insufficient capacity or authority of a counterparty, and issues with the legality or enforceability of a contract).

The value of some derivative instruments in which the fund invests may be particularly sensitive to changes in prevailing interest rates, currency exchange rates or other market conditions. Like the fund’s other investments, the ability of the fund to successfully utilize such derivative instruments may depend in part upon the ability of the fund’s investment adviser to accurately forecast interest rates and other economic factors. The success of the fund’s derivative investment strategy will also depend on the investment adviser’s ability to assess and predict the impact of market or economic developments on the derivative instruments in which the fund invests, in some cases without having had the benefit of observing the performance of a derivative under all possible market conditions. If the investment adviser incorrectly forecasts such factors and has taken positions in derivative instruments contrary to prevailing market trends, or if the investment adviser incorrectly predicts the impact of developments on a derivative instrument, the fund could suffer losses.

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Certain derivatives may also be subject to liquidity and valuation risks. The potential lack of a liquid secondary market for a derivative (and, particularly, for an OTC derivative, including swaps and OTC options) may cause difficulty in valuing or selling the instrument. If a derivative transaction is particularly large or if the relevant market is illiquid, as is often the case with many privately-negotiated OTC derivatives, the fund may not be able to initiate a transaction or to liquidate a position at an advantageous time or price. Particularly when there is no liquid secondary market for the fund’s derivative positions, the fund may encounter difficulty in valuing such illiquid positions. The value of a derivative instrument does not always correlate perfectly with its underlying asset, rate or index, and many derivatives, and OTC derivatives in particular, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to the fund.

Because certain derivative instruments may obligate the fund to make one or more potential future payments, which could significantly exceed the value of the fund’s initial investments in such instruments, derivative instruments may also have a leveraging effect on the fund’s portfolio. Certain derivatives have the potential for unlimited loss, irrespective of the size of the fund’s investment in the instrument. When a fund leverages its portfolio, investments in that fund will tend to be more volatile, resulting in larger gains or losses in response to market changes.

The fund’s compliance with the SEC’s rule applicable to the fund’s use of derivatives may limit the ability of the fund to use derivatives as part of its investment strategy. The rule requires that a fund that uses derivatives in more than a limited manner, which is currently the case for the fund, adopt a derivatives risk management program, appoint a derivatives risk manager and comply with an outer limit on leverage based on value at risk, or “VaR”. VaR is an estimate of an instrument’s or portfolio’s potential losses over a given time horizon (i.e., 20 trading days) and at a specified confidence level (i.e., 99%). VaR will not provide, and is not intended to provide, an estimate of an instrument’s or portfolio’s maximum potential loss amount. For example, a VaR of 5% with a specified confidence level of 99% would mean that a VaR model estimates that 99% of the time a fund would not be expected to lose more than 5% of its total assets over the given time period. However, 1% of the time, the fund would be expected to lose more than 5% of its total assets, and in such a scenario the VaR model does not provide an estimate of the extent of this potential loss. The derivatives rule may not be effective in limiting the fund’s risk of loss, as measurements of VaR rely on historical data and may not accurately measure the degree of risk reflected in the fund’s derivatives or other investments. A fund is generally required to satisfy the rule’s outer limit on leverage by limiting the fund’s VaR to 200% of the VaR of a designated reference portfolio that does not utilize derivatives each business day. If a fund does not have an appropriate designated reference portfolio in light of the fund’s investments, investment objectives and strategy, a fund must satisfy the rule’s outer limit on leverage by limiting the fund’s VaR to 20% of the value of the fund’s net assets each business day.

Options — The fund may invest in option contracts, including options on futures and options on currencies, as described in more detail under “Futures and Options on Futures” and “Currency Transactions,” respectively. An option contract is a contract that gives the holder of the option, in return for a premium payment, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the reference instrument underlying the option (or the cash value of the instrument underlying the option) at a specified exercise price. The writer of an option on a security has the obligation, upon exercise of the option, to cash settle or deliver the underlying currency or instrument upon payment of the exercise price (in the case of a call) or to cash settle or take delivery of the underlying currency or instrument and pay the exercise price (in the case of a put).

By purchasing a put option, the fund obtains the right (but not the obligation) to sell the currency or instrument underlying the option (or to deliver the cash value of the instrument underlying the option) at a specified exercise price, which is also referred to as the strike price. In return for this right, the fund pays the current market price, or the option premium, for the

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option. The fund may terminate its position in a put option by allowing the option to expire or by exercising the option. If the option is allowed to expire, the fund will lose the entire amount of the option premium paid. If the option is exercised, the fund completes the sale of the underlying instrument (or cash settles) at the strike price. The fund may also terminate a put option position by entering into opposing close-out transactions in advance of the option expiration date.

As a buyer of a put option, the fund can expect to realize a gain if the price of the underlying currency or instrument falls substantially. However, if the price of the underlying currency or instrument does not fall enough to offset the cost of purchasing the option, the fund can expect to suffer a loss, albeit a loss limited to the amount of the option premium plus any applicable transaction costs.

The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right (but not the obligation) to purchase, rather than sell, the underlying currency or instrument (or cash settle) at the specified strike price. The buyer of a call option typically attempts to participate in potential price increases of the underlying currency or instrument with risk limited to the cost of the option if the price of the underlying currency or instrument falls. At the same time, the call option buyer can expect to suffer a loss if the price of the underlying currency or instrument does not rise sufficiently to offset the cost of the option.

The writer of a put or call option takes the opposite side of the transaction from the option purchaser. In return for receipt of the option premium, the writer assumes the obligation to pay or receive the strike price for the option’s underlying currency or instrument if the other party to the option chooses to exercise it. The writer may seek to terminate a position in a put option before exercise by entering into opposing close-out transactions in advance of the option expiration date. If the market for the relevant put option is not liquid, however, the writer must be prepared to pay the strike price while the option is outstanding, regardless of price changes.

If the price of the underlying currency or instrument rises, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If the price of the underlying currency or instrument remains the same over time, it is likely that the writer would also profit because it should be able to close out the option at a lower price. This is because an option’s value decreases with time as the currency or instrument approaches its expiration date. If the price of the underlying currency or instrument falls, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing the underlying currency or instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline.

Writing a call option obligates the writer to, upon exercise of the option, deliver the option’s underlying currency or instrument in return for the strike price or to make a net cash settlement payment, as applicable. The characteristics of writing call options are similar to those of writing put options, except that writing call options is generally a profitable strategy if prices remain the same or fall. The potential gain for the option seller in such a transaction would be capped at the premium received.

Several risks are associated with transactions in options on currencies, securities and other instruments (referred to as the “underlying instruments”). For example, there may be significant differences between the underlying instruments and options markets that could result in an imperfect correlation between these markets, which could cause a given transaction not to achieve its objectives. When a put or call option on a particular underlying

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instrument is purchased to hedge against price movements in a related underlying instrument, for example, the price to close out the put or call option may move more or less than the price of the related underlying instrument.

Options prices can diverge from the prices of their underlying instruments for a number of reasons. Options prices are affected by such factors as current and anticipated short-term interest rates, changes in the volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices in the same way. Imperfect correlation may also result from differing levels of demand in the options markets and the markets for the underlying instruments, from structural differences in how options and underlying instruments are traded, or from imposition of daily price fluctuation limits or trading halts. The fund may purchase or sell options contracts with a greater or lesser value than the underlying instruments it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the underlying instruments, although this may not be successful. If price changes in the fund’s options positions are less correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

There is no assurance that a liquid market will exist for any particular options contract at any particular time. Options may have relatively low trading volumes and liquidity if their strike prices are not close to the current prices of the underlying instruments. In addition, exchanges may establish daily price fluctuation limits for exchange-traded options contracts and may halt trading if a contract’s price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible to enter into new positions or to close out existing positions. If the market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions and could potentially require the fund to hold a position until delivery or expiration regardless of changes in its value.

Combined positions involve purchasing and writing options in combination with each other, or in combination with futures or forward contracts, in order to adjust the risk and return profile of the fund’s overall position. For example, purchasing a put option and writing a call option on the same underlying instrument could construct a combined position with risk and return characteristics similar to selling a futures contract (but with leverage embedded). Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower strike price to reduce the risk of the written call option in the event of a substantial price increase. Because such combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

Futures and options on futures — The fund may enter into futures contracts and options on futures contracts to seek to manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. A futures contract is an agreement to buy or sell a security or other financial instrument (the “reference asset”) for a set price on a future date. An option on a futures contract gives the holder of the option the right to buy or sell a position in a futures contract from or to the writer of the option, at a specified price on or before the specified expiration date. Futures contracts and options on futures contracts are standardized, exchange-traded contracts, and, when such contracts are bought or sold, the fund will incur brokerage fees and will be required to maintain margin deposits.

Unlike when the fund purchases or sells a security, such as a stock or bond, no price is paid or received by the fund upon the purchase or sale of a futures contract. When the fund enters into a futures contract, the fund is required to deposit with its futures broker, known as a futures commission merchant (“FCM”), a specified amount of liquid assets in a segregated account in the name of the FCM at the applicable derivatives clearinghouse or exchange. This

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amount, known as initial margin, is set by the futures exchange on which the contract is traded and may be significantly modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract, which is returned to the fund upon termination of the contract, assuming all contractual obligations have been satisfied. Additionally, on a daily basis, the fund pays or receives cash, or variation margin, equal to the daily change in value of the futures contract. Variation margin does not represent a borrowing or loan by the fund but is instead a settlement between the fund and the FCM of the amount one party would owe the other if the futures contract expired. In computing daily net asset value, the fund will mark-to-market its open futures positions. A fund is also required to deposit and maintain margin with an FCM with respect to put and call options on futures contracts written by the fund. Such margin deposits will vary depending on the nature of the underlying futures contract (and related initial margin requirements), the current market value of the option, and other futures positions held by the fund. In the event of the bankruptcy or insolvency of an FCM that holds margin on behalf of the fund, the fund may be entitled to return of margin owed to it only in proportion to the amount received by the FCM’s other customers, potentially resulting in losses to the fund. An event of bankruptcy or insolvency at a clearinghouse or exchange holding initial margin could also result in losses for the fund.

When the fund invests in futures contracts and options on futures contracts and deposits margin with an FCM, the fund becomes subject to so-called “fellow customer” risk – that is, the risk that one or more customers of the FCM will default on their obligations and that the resulting losses will be so great that the FCM will default on its obligations and margin posted by one customer, such as the fund, will be used to cover a loss caused by a different defaulting customer. Applicable Commodity Futures Trading Commission (“CFTC”) rules generally prohibit the use of one customer’s funds to meet the obligations of another customer and limit the ability of an FCM to use margin posed by non-defaulting customers to satisfy losses caused by defaulting customers. As a general matter, an FCM is required to use its own funds to meet a defaulting customer’s obligations. While a customer’s loss would likely need to be substantial before non-defaulting customers would be exposed to loss on account of fellow customer risk, applicable CFTC rules nevertheless permit the commingling of margin and do not limit the mutualization of customer losses from investment losses, custodial failures, fraud or other causes. If the loss is so great that, notwithstanding the application of an FCM’s own funds, there is a shortfall in the amount of customer funds required to be held in segregation, the FCM could default and be placed into bankruptcy. Under these circumstances, bankruptcy law provides that non-defaulting customers will share pro rata in any shortfall. A shortfall in customer segregated funds may also make the transfer of the accounts of non-defaulting customers to another FCM more difficult.

Although certain futures contracts, by their terms, require actual future delivery of and payment for the reference asset, in practice, most futures contracts are usually closed out before the delivery date by offsetting purchases or sales of matching futures contracts. Closing out an open futures contract purchase or sale is effected by entering into an offsetting futures contract sale or purchase, respectively, for the same aggregate amount of the identical reference asset and the same delivery date. If the offsetting purchase price is less than the original sale price (in each case taking into account transaction costs, including brokerage fees), the fund realizes a gain; if it is more, the fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price (in each case taking into account transaction costs, including brokerage fees), the fund realizes a gain; if it is less, the fund realizes a loss.

The fund may purchase and write call and put options on futures. A futures option gives the holder the right, in return for the premium paid, to assume a long position (call) or short position (put) in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract, and the writer is assigned the opposite short position. The opposite is true in the case

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of a put option. A call option is “in the money” if the value of the futures contract that is the subject of the option exceeds the exercise price. A put option is “in the money” if the exercise price exceeds the value of the futures contract that is the subject of the option. See also “Options” above for a general description of investment techniques and risks relating to options.

The value of a futures contract tends to increase and decrease in tandem with the value of its underlying reference asset. Purchasing futures contracts will, therefore, tend to increase the fund’s exposure to positive and negative price fluctuations in the reference asset, much as if the fund had purchased the reference asset directly. When the fund sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the market for the reference asset. Accordingly, selling futures contracts will tend to offset both positive and negative market price changes, much as if the reference asset had been sold.

There is no assurance that a liquid market will exist for any particular futures or futures options contract at any particular time. Futures exchanges may establish daily price fluctuation limits for futures contracts and may halt trading if a contract’s price moves upward or downward more than the limit in a given day. On volatile trading days, when the price fluctuation limit is reached and a trading halt is imposed, it may be impossible to enter into new positions or close out existing positions. If the market for a futures contract is not liquid because of price fluctuation limits or other market conditions, the fund may be prevented from promptly liquidating unfavorable futures positions and the fund could be required to continue to hold a position until delivery or expiration regardless of changes in its value, potentially subjecting the fund to substantial losses. Additionally, the fund may not be able to take other actions or enter into other transactions to limit or reduce its exposure to the position. Under such circumstances, the fund would remain obligated to meet margin requirements until the position is cleared. As a result, the fund’s access to other assets posted as margin for its futures positions could also be impaired.

Although futures exchanges generally operate similarly in the United States and abroad, foreign futures exchanges may follow trading, settlement and margin procedures that are different than those followed by futures exchanges in the United States. Futures and futures options contracts traded outside the United States may not involve a clearing mechanism or related guarantees and may involve greater risk of loss than U.S.-traded contracts, including potentially greater risk of losses due to insolvency of a futures broker, exchange member, or other party that may owe initial or variation margin to the fund. Margin requirements on foreign futures exchanges may be different than those of futures exchanges in the United States, and, because initial and variation margin payments may be measured in foreign currency, a futures or futures options contract traded outside the United States may also involve the risk of foreign currency fluctuations.

Swaps — The fund may enter into swaps, which are two-party contracts entered into primarily by institutional investors for a specified time period. In a typical swap, two parties agree to exchange the returns earned or realized from one or more underlying assets or rates of return.

Swaps can be traded on a swap execution facility (“SEF”) and cleared through a central clearinghouse (cleared), traded OTC and cleared, or traded bilaterally and not cleared. For example, standardized interest rate swaps and credit default swap indices are traded on SEFs and cleared. Other forms of swaps, such as total return swaps, are entered into on a bilateral basis. Because clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, and margin is required to be exchanged under the rules of the clearinghouse, central clearing is intended to decrease (but not eliminate) counterparty risk relative to uncleared bilateral swaps. To the extent the fund enters into bilaterally negotiated swaps, the fund will enter into swaps only with counterparties that meet certain credit

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standards and have agreed to specific collateralization procedures; however, if the counterparty’s creditworthiness deteriorates rapidly and the counterparty defaults on its obligations under the swap or declares bankruptcy, the fund may lose any amount it expected to receive from the counterparty. In addition, bilateral swaps are subject to certain regulatory margin requirements that mandate the posting and collection of minimum margin amounts, which may result in the fund and its counterparties posting higher margin amounts for bilateral swaps than would otherwise be the case.

The term of a swap can be days, months or years and certain swaps may be less liquid than others. If a swap is particularly large or if the relevant market is illiquid, it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses.

Swaps can take different forms. The fund may enter into the following types of swaps:

Interest rate swaps — The fund may enter into interest rate swaps to seek to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in an interest rate or rates. Typically, one interest rate is fixed and the other is variable based on a designated short-term interest rate such as the Secured Overnight Financing Rate (“SOFR”), prime rate or other benchmark, or on an inflation index such as the U.S. Consumer Price Index (which is a measure that examines the weighted average of prices of a basket of consumer goods and services and measures changes in the purchasing power of the U.S. dollar and the rate of inflation). In other types of interest rate swaps, known as basis swaps, the parties agree to swap variable interest rates based on different designated short-term interest rates. Interest rate swaps generally do not involve the delivery of securities or other principal amounts. Rather, cash payments are exchanged by the parties based on the application of the designated interest rates to a notional amount, which is the predetermined dollar principal of the trade upon which payment obligations are computed. Accordingly, the fund’s current obligation or right under the swap is generally equal to the net amount to be paid or received under the swap based on the relative value of the position held by each party.

In addition to the risks of entering into swaps discussed above, the use of interest rate swaps involves the risk of losses if interest rates change.

Total return swaps — The fund may enter into total return swaps in order to gain exposure to a market or security without owning or taking physical custody of such security or investing directly in such market. A total return swap is an agreement in which one party agrees to make periodic payments to the other party based on the change in market value of the assets underlying the contract during the specified term in exchange for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. The asset underlying the contract may be a single security, a basket of securities or a securities index. Like other swaps, the use of total return swaps involves certain risks, including potential losses if a counterparty defaults on its payment obligations to the fund or the underlying assets do not perform as anticipated. There is no guarantee that entering into a total return swap will deliver returns in excess of the interest costs involved and, accordingly, the fund’s performance may be lower than would have been achieved by investing directly in the underlying assets.

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Credit default swap indices — In order to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks, the fund may invest in credit default swap indices, including CDX and iTraxx indices (collectively referred to as “CDSIs”). A CDSI is based on a portfolio of credit default swaps with similar characteristics, such as credit default swaps on high-yield bonds. In a typical CDSI transaction, one party — the protection buyer — is obligated to pay the other party — the protection seller — a stream of periodic payments over the term of the contract. If a credit event, such as a default or restructuring, occurs with respect to any of the underlying reference obligations, the protection seller must pay the protection buyer the loss on those credits. Also, if a restructuring credit event occurs in an iTraxx index, the fund as protection buyer may receive a single name credit default swap (“CDS”) representing the relevant constituent.

The fund may enter into a CDSI transaction as either protection buyer or protection seller. If the fund is a protection buyer, it would pay the counterparty a periodic stream of payments over the term of the contract and would not recover any of those payments if no credit events were to occur with respect to any of the underlying reference obligations. However, if a credit event did occur, the fund, as a protection buyer, would have the right to deliver the referenced debt obligations or a specified amount of cash, depending on the terms of the applicable agreement, and to receive the par value of such debt obligations from the counterparty protection seller. As a protection seller, the fund would receive fixed payments throughout the term of the contract if no credit events were to occur with respect to any of the underlying reference obligations. If a credit event were to occur, however, the value of any deliverable obligation received by the fund, coupled with the periodic payments previously received by the fund, may be less than the full notional value that the fund, as a protection seller, pays to the counterparty protection buyer, effectively resulting in a loss of value to the fund. Furthermore, as a protection seller, the fund would effectively add leverage to its portfolio because it would have investment exposure to the notional amount of the swap.

The use of CDSI, like all other swaps, is subject to certain risks, including the risk that the fund’s counterparty will default on its obligations. If such a default were to occur, any contractual remedies that the fund might have may be subject to applicable bankruptcy laws, which could delay or limit the fund’s recovery. Thus, if the fund’s counterparty to a CDSI transaction defaults on its obligation to make payments thereunder, the fund may lose such payments altogether or collect only a portion thereof, which collection could involve substantial costs or delays.

Additionally, when the fund invests in a CDSI as a protection seller, the fund will be indirectly exposed to the creditworthiness of issuers of the underlying reference obligations in the index. If the investment adviser to the fund does not correctly evaluate the creditworthiness of issuers of the underlying instruments on which the CDSI is based, the investment could result in losses to the fund.

Currency transactions — A fund may enter into currency transactions on a spot (i.e., cash) basis at the prevailing rate in the currency exchange market to provide for the purchase or sale of a currency needed to purchase a security denominated in such currency. In addition, the fund may enter into forward currency contracts and may purchase and sell options on currencies to protect against changes in currency exchange rates, to increase exposure to a particular foreign currency, to shift exposure to currency fluctuations from one currency to another or to seek to increase returns. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Some forward currency contracts, called non-deliverable forwards or

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NDFs, do not call for physical delivery of the currency and are instead settled through cash payments. Forward currency contracts are typically privately negotiated and traded in the interbank market between large commercial banks (or other currency traders) and their customers. Although forward contracts entered into by the fund will typically involve the purchase or sale of a currency against the U.S. dollar, the fund also may purchase or sell a non-U.S. currency against another non-U.S. currency.

The fund may also purchase or write put and call options on foreign currencies on exchanges or in the over-the-counter (“OTC”) market. A put option on a foreign currency gives the purchaser of the option the right to sell a foreign currency at the exercise price until the option expires. A call option on a foreign currency gives the purchaser of the option the right to purchase the currency at the exercise price until the option expires. Currency options, to the extent not exercised, will expire and the fund, as the purchaser, would experience a loss to the extent of the premium paid for the option. Instead of purchasing a call option to hedge against an anticipated increase in the dollar cost of securities to be acquired, the fund could write a put option on the relevant currency, which, if exchange rates move in the manner projected, will expire unexercised and allow the fund to hedge such increased cost up to the amount of the premium. As in the case of other types of options, however, writing a currency option will provide a hedge only up to the amount of the premium, and only if exchange rates move in the expected direction. If this does not occur, the option may be exercised and the fund would be required to purchase or sell the underlying currency at a loss that may not be offset by the amount of the premium. Through the writing of options on foreign currencies, the fund also may be required to forego all or a portion of the benefit that might otherwise have been obtained from favorable movements in exchange rates. OTC options are bilateral contracts that are individually negotiated and they are generally less liquid than exchange-traded options. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve credit risk to the counterparty, whereas for exchange-traded options, credit risk is mutualized through the involvement of the applicable clearing house. Currency options traded on exchanges may be subject to position limits, which may limit the ability of the fund to reduce currency risk using such options. To the extent that the U.S. options markets are closed while the markets for the underlying currencies remain open, substantial price and rate movements may take place in the currency markets that cannot be reflected in the U.S. options markets. See also “Options” for a general description of investment techniques and risks relating to options.

Currency exchange rates generally are determined by forces of supply and demand in the foreign exchange markets and the relative merits of investment in different countries as viewed from an international perspective. Currency exchange rates, as well as foreign currency transactions, can also be affected unpredictably by intervention by U.S. or foreign governments or central banks or by currency controls or political developments in the United States or abroad. Such intervention or other events could prevent the fund from entering into foreign currency transactions, force the fund to exit such transactions at an unfavorable time or price or result in penalties to the fund, any of which may result in losses to the fund.

Generally, the fund will not attempt to protect against all potential changes in exchange rates and the use of forward contracts does not eliminate the risk of fluctuations in the prices of the underlying securities. If the value of the underlying securities declines or the amount of the fund’s commitment increases because of changes in exchange rates, the fund may need to provide additional cash or securities to satisfy its commitment under the forward contract. The fund is also subject to the risk that it may be delayed or prevented from obtaining payments owed to it under the forward contract as a result of the insolvency or bankruptcy of the counterparty with which it entered into the forward contract or the failure of the counterparty to comply with the terms of the contract.

The realization of gains or losses on foreign currency transactions will usually be a function of the investment adviser’s ability to accurately estimate currency market movements. Entering into forward currency transactions may change the fund’s exposure to currency exchange rates and could result in losses to the fund if currencies do not perform as expected by the fund’s investment adviser. For

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example, if the fund’s investment adviser increases the fund’s exposure to a foreign currency using forward contracts and that foreign currency’s value declines, the fund may incur a loss. In addition, while entering into forward currency transactions could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain that may result from an increase in the value of the currency. See also the “Derivatives” section under "Description of certain securities, investment techniques and risks" for a general description of investment techniques and risks relating to derivatives, including certain currency forwards and currency options.

Forward currency contracts may give rise to leverage, or exposure to potential gains and losses in excess of the initial amount invested. Leverage magnifies gains and losses and could cause the fund to be subject to more volatility than if it had not been leveraged, thereby resulting in a heightened risk of loss. Forward currency contracts are considered derivatives. Accordingly, under the SEC’s rule applicable to the fund’s use of derivatives, a fund’s obligations with respect to these instruments will depend on the fund’s aggregate usage of and exposure to derivatives, and the fund’s usage of forward currency contracts is subject to written policies and procedures reasonably designed to manage the fund’s derivatives risk.

Forward currency transactions also may affect the character and timing of income, gain, or loss recognized by the fund for U.S. tax purposes. The use of forward currency contracts could result in the application of the mark-to-market provisions of the Internal Revenue Code of 1986 as amended (the "Code") and may cause an increase (or decrease) in the amount of taxable dividends paid by the fund.

Currency hedging transactions — A fund’s use of forward currency contracts to hedge substantially all of the fund’s foreign currency exposure could result in losses to the fund if currencies do not perform as expected. Currency markets generally are not as regulated as securities markets. Additionally, currency exchange rates may be volatile and may change quickly and unpredictably in response to global economic developments and regional economic conditions in which a fund invests; these factors may reduce the fund’s returns. Volatility in one or more currencies may offset stability in another currency and reduce the overall effectiveness of the fund’s currency hedging strategy. Volatility of the U.S. dollar relative to the currencies being hedged will generally reduce the effectiveness of the fund’s currency hedging transactions. Differences between U.S. dollar interest rates and foreign currency interest rates may also impact the effectiveness of a fund’s currency hedging transactions. In addition, governments may intervene in the currency markets in order to influence prices and/or foreign exchange rates with respect to their currency, which may result in the fund’s inability to hedge its currency transactions as anticipated. Investors seeking to transact in foreign currencies may have limited access to certain currency markets due to factors including regulatory limitations, adverse tax treatment, exchange controls, currency convertibility issues and limited market liquidity, which can limit the fund’s ability to hedge exposure to the currency markets. There is no assurance that the use of forward currency contracts to minimize the impact of currency fluctuations on fund returns will benefit the fund.

A fund’s use of forward currency contracts to hedge substantially all of the fund’s foreign currency exposure is intended to minimize the impact of currency fluctuations on fund returns; however, this strategy will not eliminate a fund’s exposure to currency risk. The use of forward currency contracts will not entirely offset the fluctuations between the fund’s exposure to non-U.S. currencies and the U.S. dollar. A fund’s exposure to foreign currencies may not be hedged at all times, including at times when a fund is implementing a currency hedging transaction. In addition, the reduction of a fund’s exposure to currency risks limits the fund’s ability to benefit from favorable changes in currency exchange rates. There are also transaction costs, such as those incurred from the frequent trading of currency instruments, that the fund may incur to hedge its foreign currency exposure.

Indirect exposure to cryptocurrencies – Cryptocurrencies are currencies which exist in a digital form and may act as a store of wealth, a medium of exchange or an investment asset. There are thousands of cryptocurrencies, such as bitcoin. Although a fund has no current intention of directly investing in

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cryptocurrencies, some issuers have begun to accept cryptocurrency for payment of services, use cryptocurrencies as reserve assets or invest in cryptocurrencies, and the fund may invest in securities of such issuers. The fund may also invest in securities of issuers which provide cryptocurrency-related services.

Cryptocurrencies are subject to fluctuations in value. Cryptocurrencies are not backed by any government, corporation or other identified body. Rather, the value of a cryptocurrency is determined by other factors, such as the perceived future prospects or the supply and demand for such cryptocurrency in the global market for the trading of cryptocurrency. Such trading markets are unregulated and may be more exposed to operational or technical issues as well as fraud or manipulation in comparison to established, regulated exchanges for securities, derivatives and traditional currencies. The value of a cryptocurrency may decline precipitously (including to zero) for a variety of reasons, including, but not limited to, regulatory changes, a loss of confidence in its network or a change in user preference to other cryptocurrencies. An issuer that owns cryptocurrencies may experience custody issues, and may lose its cryptocurrency holdings through theft, hacking, or technical glitches in the applicable blockchain. The fund may experience losses as a result of the decline in value of its securities of issuers that own cryptocurrencies or which provide cryptocurrency-related services. If an issuer that owns cryptocurrencies intends to pay a dividend using such holdings or to otherwise make a distribution of such holdings to its stockholders, such dividends or distributions may face regulatory, operational and technical issues.

Factors affecting the further development of cryptocurrency include, but are not limited to: continued worldwide growth of, or possible cessation of or reversal in, the adoption and use of cryptocurrencies and other digital assets; the developing regulatory environment relating to cryptocurrencies, including the characterization of cryptocurrencies as currencies, commodities, or securities, the tax treatment of cryptocurrencies, and government and quasi-government regulation or restrictions on, or regulation of access to and operation of, cryptocurrency networks and the exchanges on which cryptocurrencies trade, including anti-money laundering regulations and requirements; perceptions regarding the environmental impact of a cryptocurrency; changes in consumer demographics and public preferences; general economic conditions; maintenance and development of open-source software protocols; the availability and popularity of other forms or methods of buying and selling goods and services; the use of the networks supporting digital assets, such as those for developing smart contracts and distributed applications; and general risks tied to the use of information technologies, including cyber risks. A hack or failure of one cryptocurrency may lead to a loss in confidence in, and thus decreased usage and/or value of, other cryptocurrencies.

Real estate investment trusts — Real estate investment trusts ("REITs"), which primarily invest in real estate or real estate-related loans, may issue equity or debt securities. Equity REITs own real estate properties, while mortgage REITs hold construction, development and/or long-term mortgage loans. The values of REITs may be affected by changes in the value of the underlying property of the trusts, the creditworthiness of the issuer, property taxes, interest rates, tax laws and regulatory requirements, such as those relating to the environment. Both types of REITs are dependent upon management skill and the cash flows generated by their holdings, the real estate market in general and the possibility of failing to qualify for any applicable pass-through tax treatment or failing to maintain any applicable exemptive status afforded under relevant laws.

Forward commitment, when issued and delayed delivery transactions — A fund may enter into commitments to purchase or sell securities at a future date. When the fund agrees to purchase such securities, it assumes the risk of any decline in value of the security from the date of the agreement. If the other party to such a transaction fails to deliver or pay for the securities, the fund could miss a favorable price or yield opportunity, or could experience a loss.

The fund may enter into roll transactions, such as a mortgage dollar roll where the fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to

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repurchase substantially similar (same type, coupon, and maturity) securities on a specified future date, at a pre-determined price. During the period between the sale and repurchase (the “roll period”), the fund forgoes principal and interest paid on the mortgage-backed securities. The fund is compensated by the difference between the current sales price and the lower forward price for the future purchase (often referred to as the “drop”), if any, as well as by the interest earned on the cash proceeds of the initial sale. The fund could suffer a loss if the contracting party fails to perform the future transaction and the fund is therefore unable to buy back the mortgage-backed securities it initially sold. The fund also takes the risk that the mortgage-backed securities that it repurchases at a later date will have less favorable market characteristics than the securities originally sold (e.g., greater prepayment risk). These transactions are accounted for as purchase and sale transactions, which contribute to the fund’s portfolio turnover rate.

With to be announced (“TBA”) transactions, the particular securities (i.e., specified mortgage pools) to be delivered or received are not identified at the trade date, but are “to be announced” at a later settlement date. However, securities to be delivered must meet specified criteria, including face value, coupon rate and maturity, and be within industry-accepted “good delivery” standards.

The fund will not use these transactions for the purpose of leveraging. Although these transactions will not be entered into for leveraging purposes, the fund temporarily could be in a leveraged position (because it may have an amount greater than its net assets subject to market risk). Should market values of the fund’s portfolio securities decline while the fund is in a leveraged position, greater depreciation of its net assets would likely occur than if it were not in such a position. After a transaction is entered into, the fund may still dispose of or renegotiate the transaction. Additionally, prior to receiving delivery of securities as part of a transaction, the fund may sell such securities.

Under the SEC’s rule applicable to the fund’s use of derivatives, when issued, forward-settling and nonstandard settlement cycle securities, as well as TBAs and roll transactions, will be treated as derivatives unless the fund intends to physically settle these transactions and the transactions will settle within 35 days of their respective trade dates.

Loan assignments and participations — A fund may invest in loans or other forms of indebtedness that represent interests in amounts owed by corporations or other borrowers (collectively “borrowers”). The investment adviser defines debt securities to include investments in loans, such as loan assignments and participations. Loans may be originated by the borrower in order to address its working capital needs, as a result of a reorganization of the borrower’s assets and liabilities (recapitalizations), to merge with or acquire another company (mergers and acquisitions), to take control of another company (leveraged buy-outs), to provide temporary financing (bridge loans), or for other corporate purposes. Most corporate loans are variable or floating rate obligations.

Some loans may be secured in whole or in part by assets or other collateral. In other cases, loans may be unsecured or may become undersecured by declines in the value of assets or other collateral securing such loan. The greater the value of the assets securing the loan the more the lender is protected against loss in the case of nonpayment of principal or interest. Loans made to highly leveraged borrowers may be especially vulnerable to adverse changes in economic or market conditions and may involve a greater risk of default.

Some loans may represent revolving credit facilities or delayed funding loans, in which a lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term. These commitments may have the effect of requiring the fund to increase its investment in a company at a time when it might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid).

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Some loans may represent debtor-in-possession financings (commonly known as “DIP financings”). DIP financings are arranged when an entity seeks the protections of the bankruptcy court under Chapter 11 of the U.S. Bankruptcy Code. These financings allow the entity to continue its business operations while reorganizing under Chapter 11. Such financings constitute senior liens on unencumbered collateral (i.e., collateral not subject to other creditors’ claims). There is a risk that the entity will not emerge from Chapter 11 and will be forced to liquidate its assets under Chapter 7 of the U.S. Bankruptcy Code. In the event of liquidation, the fund’s only recourse will be against the collateral securing the DIP financing.

The investment adviser generally makes investment decisions based on publicly available information, but may rely on non-public information if necessary. Borrowers may offer to provide lenders with material, non-public information regarding a specific loan or the borrower in general. The investment adviser generally chooses not to receive this information. As a result, the investment adviser may be at a disadvantage compared to other investors that may receive such information. The investment adviser’s decision not to receive material, non-public information may impact the investment adviser’s ability to assess a borrower’s requests for amendments or waivers of provisions in the loan agreement. However, the investment adviser may on a case-by-case basis decide to receive such information when it deems prudent. In these situations the investment adviser may be restricted from trading the loan or buying or selling other debt and equity securities of the borrower while it is in possession of such material, non-public information, even if such loan or other security is declining in value.

The fund normally acquires loan obligations through an assignment from another lender, but also may acquire loan obligations by purchasing participation interests from lenders or other holders of the interests. When the fund purchases assignments, it acquires direct contractual rights against the borrower on the loan. The fund acquires the right to receive principal and interest payments directly from the borrower and to enforce its rights as a lender directly against the borrower. However, because assignments are arranged through private negotiations between potential assignees and potential assignors, the rights and obligations acquired by a fund as the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender. Loan assignments are often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the purchase of a loan. Risks may also arise due to the inability of the agent to meet its obligations under the loan agreement.

Loan participations are loans or other direct debt instruments that are interests in amounts owed by the borrower to another party. They may represent amounts owed to lenders or lending syndicates, to suppliers of goods or services, or to other parties. The fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing participations, the fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower. In addition, the fund may not directly benefit from any collateral supporting the loan in which it has purchased the participation and the fund will have to rely on the agent bank or other financial intermediary to apply appropriate credit remedies. As a result, the fund will be subject to the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling a participation, a fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

Loan assignments and participations are generally subject to legal or contractual restrictions on resale and are not currently listed on any securities exchange or automatic quotation system. Risks may arise due to delayed settlements of loan assignments and participations. The investment adviser expects that most loan assignments and participations purchased for the fund will trade on a secondary market. However, although secondary markets for investments in loans are growing among institutional investors, a limited number of investors may be interested in a specific loan. It is possible that loan participations, in particular, could be sold only to a limited number of institutional investors. If

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there is no active secondary market for a particular loan, it may be difficult for the investment adviser to sell the fund’s interest in such loan at a price that is acceptable to it and to obtain pricing information on such loan.

Investments in loan participations and assignments present the possibility that the fund could be held liable as a co-lender under emerging legal theories of lender liability. In addition, if the loan is foreclosed, the fund could be part owner of any collateral and could bear the costs and liabilities of owning and disposing of the collateral. In addition, some loan participations and assignments may not be rated by major rating agencies and may not be protected by securities laws.

Unfunded commitment agreements — A fund may enter into unfunded commitment agreements to make certain investments, including unsettled bank loan purchase transactions. Under the SEC’s rule applicable to the fund’s use of derivatives, unfunded commitment agreements are not derivatives transactions. The fund will only enter into such unfunded commitment agreements if the fund reasonably believes, at the time it enters into such agreement, that it will have sufficient cash and cash equivalents to meet its obligations with respect to all of its unfunded commitment agreements as they come due.

Variable and floating rate obligations — The interest rates payable on certain securities and other instruments in which a fund may invest may not be fixed but may fluctuate based upon changes in market interest rates or credit ratings. Variable and floating rate obligations bear coupon rates that are adjusted at designated intervals, based on the then current market interest rates or credit ratings. The rate adjustment features tend to limit the extent to which the market value of the obligations will fluctuate. When the fund holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of the fund’s shares.

Issue classification — Securities with the same general quality rating and maturity characteristics, but which vary according to the purpose for which they were issued, often tend to trade at different yields. Correspondingly, securities issued for similar purposes and with the same general maturity characteristics, but which vary according to the creditworthiness of their respective issuers, tend to trade at different yields. These yield differentials tend to fluctuate in response to political and economic developments, as well as temporary imbalances in normal supply/demand relationships. The investment adviser monitors these fluctuations closely, and will attempt to adjust portfolio concentrations in various issue classifications according to the value disparities brought about by these yield relationship fluctuations.

The investment adviser believes that, in general, the market for municipal bonds is less liquid than that for taxable fixed income securities. Accordingly, the ability of a fund to make purchases and sales of securities in the foregoing manner may, at any particular time and with respect to any particular securities, be limited or non-existent.

Inverse floating rate notes — A fund may invest in inverse floating rate notes (a type of derivative instrument). These notes have rates that move in the opposite direction of prevailing interest rates. A change in prevailing interest rates will often result in a greater change in these instruments’ interest rates. As a result, these instruments may have a greater degree of volatility than other types of interest-bearing securities.

Equity securities — Equity securities represent an ownership position in a company. Equity securities held by a fund typically consist of common stocks. The prices of equity securities fluctuate based on, among other things, events specific to their issuers and market, economic and other conditions. For example, prices of these securities can be affected by financial contracts held by the issuer or third parties (such as derivatives) relating to the security or other assets or indices. Holders of equity

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securities are not creditors of the issuer. If an issuer liquidates, holders of equity securities are entitled to their pro rata share of the issuer’s assets, if any, after creditors (including the holders of fixed income securities and senior equity securities) are paid.

There may be little trading in the secondary market for particular equity securities, which may adversely affect the fund’s ability to value accurately or dispose of such equity securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and/or liquidity of equity securities.

Warrants and rights — Warrants and rights may be acquired by a fund in connection with other securities or separately. Warrants generally entitle, but do not obligate, their holder to purchase other equity or fixed income securities at a specified price at a later date. Rights are similar to warrants but typically have a shorter duration and are issued by a company to existing holders of its stock to provide those holders the right to purchase additional shares of stock at a later date. Warrants and rights do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase, and they do not represent any rights in the assets of the issuing company. Additionally, a warrant or right ceases to have value if it is not exercised prior to its expiration date. As a result, warrants and rights may be considered more speculative than certain other types of investments. Changes in the value of a warrant or right do not necessarily correspond to changes in the value of its underlying security. The price of a warrant or right may be more volatile than the price of its underlying security, and they therefore present greater potential for capital appreciation and capital loss. The effective price paid for warrants or rights added to the subscription price of the related security may exceed the value of the subscribed security’s market price, such as when there is no movement in the price of the underlying security. The market for warrants or rights may be very limited and it may be difficult to sell them promptly at an acceptable price.

Reinsurance related notes and bonds — A fund may invest in reinsurance related notes and bonds. These instruments, which are typically issued by special purpose reinsurance companies, transfer an element of insurance risk to the note or bond holders. For example, such a note or bond could provide that the reinsurance company would not be required to repay all or a portion of the principal value of the note or bond if losses due to a catastrophic event under the policy (such as a major hurricane) exceed certain dollar thresholds. Consequently, the fund may lose the entire amount of its investment in such bonds or notes if such an event occurs and losses exceed certain dollar thresholds. In this instance, investors would have no recourse against the insurance company. These instruments may be issued with fixed or variable interest rates and rated in a variety of credit quality categories by the rating agencies.

Repurchase agreements — A fund may enter into repurchase agreements, or “repos”, under which the fund buys a security and obtains a simultaneous commitment from the seller to repurchase the security at a specified time and price. Because the security purchased constitutes collateral for the repurchase obligation, a repo may be considered a loan by the fund that is collateralized by the security purchased. Repos permit the fund to maintain liquidity and earn income over periods of time as short as overnight.

The seller must maintain with a custodian collateral equal to at least the repurchase price, including accrued interest. In tri-party repos and centrally cleared or “sponsored” repos, a third-party custodian, either a clearing bank in the case of tri-party repos or a central clearing counterparty in the case of centrally cleared repos, facilitates repo clearing and settlement, including by providing collateral management services. In bilateral repos, the parties themselves are responsible for settling transactions.

The fund will only enter into repos involving securities of the type in which it could otherwise invest. If the seller under the repo defaults, the fund may incur a loss if the value of the collateral securing the

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repo has declined and may incur disposition costs and delays in connection with liquidating the collateral. If bankruptcy proceedings are commenced with respect to the seller, realization of the collateral by the fund may be delayed or limited.

Cash and cash equivalents — A fund may hold cash or invest in cash equivalents. Cash equivalents include, but are not limited to: (a) shares of money market or similar funds managed by the investment adviser or its affiliates; (b) shares of other money market funds; (c) commercial paper; (d) short-term bank obligations (for example, certificates of deposit, bankers’ acceptances (time drafts on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity)) or bank notes; (e) savings association and savings bank obligations (for example, bank notes and certificates of deposit issued by savings banks or savings associations); (f) securities of the U.S. government, its agencies or instrumentalities that mature, or that may be redeemed, in one year or less; and (g) higher quality corporate bonds and notes that mature, or that may be redeemed, in one year or less.

Commercial paper — A fund may purchase commercial paper. Commercial paper refers to short-term promissory notes issued by a corporation to finance its current operations. Such securities normally have maturities of thirteen months or less and, though commercial paper is often unsecured, commercial paper may be supported by letters of credit, surety bonds or other forms of collateral. Maturing commercial paper issuances are usually repaid by the issuer from the proceeds of new commercial paper issuances. As a result, investment in commercial paper is subject to rollover risk, or the risk that the issuer cannot issue enough new commercial paper to satisfy its outstanding commercial paper. Like all fixed income securities, commercial paper prices are susceptible to fluctuations in interest rates. If interest rates rise, commercial paper prices will decline and vice versa. However, the short-term nature of a commercial paper investment makes it less susceptible to volatility than many other fixed income securities because interest rate risk typically increases as maturity lengths increase. Commercial paper tends to yield smaller returns than longer-term corporate debt because securities with shorter maturities typically have lower effective yields than those with longer maturities. As with all fixed income securities, there is a chance that the issuer will default on its commercial paper obligations and commercial paper may become illiquid or suffer from reduced liquidity in these or other situations.

Commercial paper in which the fund may invest includes commercial paper issued in reliance on the exemption from registration afforded by Section 4(a)(2) of the Securities Act of 1933, as amended (the “1933 Act”). Section 4(a)(2) commercial paper has substantially the same price and liquidity characteristics as commercial paper generally, except that the resale of Section 4(a)(2) commercial paper is limited to institutional investors who agree that they are purchasing the paper for investment purposes and not with a view to public distribution. Technically, such a restriction on resale renders Section 4(a)(2) commercial paper a restricted security under the 1933 Act. In practice, however, Section 4(a)(2) commercial paper typically can be resold as easily as any other unrestricted security held by the fund. Accordingly, Section 4(a)(2) commercial paper has been generally determined to be liquid under procedures adopted by the trust’s board of trustees.

Temporary investments — A fund may invest in short-term municipal obligations of up to one year in maturity when temporary defensive strategies are used as a result of abnormal market conditions, or when such investments are considered advisable for liquidity. Generally, the income from such short-term municipal obligations is exempt from federal income tax. Further, a portion of the fund’s assets may be held in cash or invested in high-quality taxable short-term securities of up to one year in maturity. Such investments may include: (a) obligations of the U.S. Treasury; (b) obligations of agencies and instrumentalities of the U.S. government; (c) money market instruments, such as certificates of deposit issued by domestic banks, corporate commercial paper, and bankers' acceptances; and (d) repurchase agreements.

Restricted or illiquid securities — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active

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market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Restricted securities, for example, may only be sold pursuant to an exemption from registration under the Securities Act of 1933, as amended (the “1933 Act”), or in a registered public offering. Where registration is required, the holder of a registered security may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement.

Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and a fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss. Some fund holdings (including some restricted securities) may be deemed illiquid if the fund expects that a reasonable portion of the holding cannot be sold in seven calendar days or less without the sale significantly changing the market value of the investment. The determination of whether a holding is considered illiquid is made by the fund’s adviser under a liquidity risk management program adopted by the fund’s board and administered by the fund’s adviser. The fund may incur significant additional costs in disposing of illiquid securities.

Tax-exempt securities — While Capital Group Municipal High-Income ETF, Capital Group Municipal Income ETF and Capital Group Short Duration Municipal Income ETF seek to purchase securities which bear interest that is exempt from federal income taxes there are risks that such interest may be reclassified as taxable by the Internal Revenue Service, or a state tax authority. Actions by the issuer or future legislative, administrative or court actions also could adversely affect the tax-exempt status of interest paid by such securities. Such reclassifications or actions could cause interest from a security to become includable in the gross income of the holder of the security, possibly retroactively, subjecting fund shareholders to increased tax liability. In addition, such reclassifications or actions could cause the value of a security, and therefore the value of the fund’s shares, to decline.

Maturity / Duration — For most funds covered by this SAI, there are no restrictions on the maturity or duration composition of the portfolio. A fund invests in debt securities with a wide range of maturities or duration. Under normal market conditions, longer term securities yield more than shorter term securities, but are subject to greater price fluctuations. Notwithstanding the foregoing, Capital Group Short Duration Municipal Income ETF and Capital Group Ultra Short Income ETF seek to maintain a lower average portfolio duration as indicated in the “Certain investment limitations and guidelines” section of this SAI. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates. For example, the price of a security with a duration of one year would be expected to fall approximately 1% if interest rates rose by one percentage point. Maturity and duration both measure a bond’s price sensitivity to a change in interest rates. That said, the maturity of a security measures only the time until a final bond payment is due, whereas duration takes into account the pattern of all payments of interest and principal on a security over time, including how these payments are affected by prepayments and changes in interest rates, as well as the time until an interest rate is reset (in the case of variable-rate securities).

Adjustment of maturities — The investment adviser seeks to anticipate movements in interest rates and may adjust the maturity distribution of the fund’s portfolio accordingly, keeping in mind the fund’s objectives.

Risk of non-compliance with certain federal requirements — The Internal Revenue Code of 1986 (the “Code”) imposes limitations on the use and investment of the proceeds of state and local governmental bonds and of other funds of the issuers of such bonds. These limitations must be satisfied on a continuing basis to maintain the exclusion from gross income of interest on such bonds. The investment adviser relies on the opinion of bond counsel. Bond counsel qualify their opinions as

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to the federal tax status of new issues of bonds by making such opinions contingent on the issuer’s future compliance with these limitations. Any failure on the part of an issuer to comply could cause the interest on its bonds to become taxable to investors retroactive to the date the bonds were issued. These restrictions in the Code also may affect the availability of certain municipal securities.

Cybersecurity risks — With the increased use of technologies such as the Internet to conduct business, a fund and its Authorized Participants and service providers and relevant listing exchange(s) have become potentially more susceptible to operational and information security risks through breaches in cybersecurity. In general, a breach in cybersecurity can result from either a deliberate attack or an unintentional event. Cybersecurity breaches may involve, among other things, “ransomware” attacks, injection of computer viruses or malicious software code, or the use of vulnerabilities in code to gain unauthorized access to digital information systems, networks or devices that are used directly or indirectly by the fund or its service providers through “hacking” or other means. Cybersecurity risks also include the risk of losses of service resulting from external attacks that do not require unauthorized access to the fund’s systems, networks or devices. For example, denial-of-service attacks on the investment adviser’s or an affiliate’s website could effectively render the fund’s network services unavailable to fund shareholders and other intended end-users. Any such cybersecurity breaches or losses of service may, among other things, cause the fund to lose proprietary information, suffer data corruption or lose operational capacity, or may result in the misappropriation, unauthorized release or other misuse of the fund’s assets or sensitive information (including shareholder personal information or other confidential information), the inability of fund shareholders to transact business, or the destruction of the fund’s physical infrastructure, equipment or operating systems. These, in turn, could cause the fund to violate applicable privacy and other laws and incur or suffer regulatory penalties, reputational damage, additional costs (including compliance costs) associated with corrective measures and/or financial loss. While the fund and its investment adviser have established business continuity plans and risk management systems designed to prevent or reduce the impact of cybersecurity attacks, there are inherent limitations in such plans and systems due in part to the ever-changing nature of technology and cybersecurity attack tactics, and there is a possibility that certain risks have not been adequately identified or prepared for.

In addition, cybersecurity failures by or breaches of the fund’s Authorized Participants and third-party service providers (including, but not limited to, the fund’s investment adviser, transfer agent, custodian, administrators and other financial intermediaries) may disrupt the business operations of the Authorized Participants, service providers and of the fund, potentially resulting in financial losses, the inability of Authorized Participants to transact business with the fund and of the fund and/or Authorized Participants to process transactions, the inability of the fund to calculate its net asset value, violations of applicable privacy and other laws, rules and regulations, regulatory fines, penalties, reputational damage, reimbursement or other compensatory costs and/or additional compliance costs associated with implementation of any corrective measures. The fund and its shareholders could be negatively impacted as a result of any such cybersecurity breaches, and there can be no assurance that the fund will not suffer losses relating to cybersecurity attacks or other informational security breaches affecting the fund’s Authorized Participants and third-party service providers in the future, particularly as the fund cannot control any cybersecurity plans or systems implemented by such Authorized Participants and/or service providers.

Cybersecurity risks may also impact issuers of securities in which the fund invests, which may cause the fund’s investments in such issuers to lose value.

Inflation/Deflation risk — A fund may be subject to inflation and deflation risk. Inflation risk is the risk that the present value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the fund‘s assets can decline. Deflation risk is the risk that prices throughout the economy decline over time. Deflation or inflation may have an adverse effect on the creditworthiness of issuers and may make issuer default more likely, which may result in a decline in the value of the fund‘s assets.

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Interfund borrowing and lending — Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission, a fund may lend money to, and borrow money from, other funds advised by Capital Research and Management Company or its affiliates. The fund will borrow through the program only when the costs are equal to or lower than the costs of bank loans. The fund will lend through the program only when the returns are higher than those available from an investment in repurchase agreements. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one day's notice. The fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.

Affiliated investment companies — A fund may purchase shares of certain other investment companies managed by the investment adviser or its affiliates (“Central Funds”). The risks of owning another investment company are similar to the risks of investing directly in the securities in which that investment company invests. Investments in other investment companies could allow the fund to obtain the benefits of a more diversified portfolio than might otherwise be available through direct investments in a particular asset class, and will subject the fund to the risks associated with the particular asset class or asset classes in which an underlying fund invests. However, an investment company may not achieve its investment objective or execute its investment strategy effectively, which may adversely affect the fund’s performance. Any investment in another investment company will be consistent with the fund’s objective(s) and applicable regulatory limitations. Central Funds do not charge management fees. As a result, the fund does not bear additional management fees when investing in Central Funds, but the fund does bear its proportionate share of Central Fund expenses.

Temporary Defensive Strategies — For temporary defensive purposes, a fund may invest without limitation in cash or cash equivalents, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. A larger percentage of such holdings could moderate the fund’s investment results in a period of rising market prices. Alternatively, a larger percentage of such holdings could reduce the magnitude of the fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

* * * * * *

Portfolio turnover — Portfolio changes will be made without regard to the length of time particular investments may have been held, and a fund may engage in frequent and active trading of its portfolio securities. Higher portfolio turnover may involve correspondingly greater transaction costs in the form of dealer spreads, brokerage commissions and other transaction costs on the sale of securities and on reinvestment in other securities. The higher the rate of portfolio turnover, the higher these transaction costs will generally be. In addition, the sale of portfolio securities may result in the realization of net capital gains, which are taxable when distributed to shareholders, unless the shareholder is exempt from taxation or his or her account is tax-favored. These costs and tax effects may adversely affect the fund’s returns to shareholders.

Fixed income securities are generally traded on a net basis and usually neither brokerage commissions nor transfer taxes are involved. Transaction costs are usually reflected in the spread between the bid and asked price.

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A fund’s portfolio turnover rate would equal 100% if each security in the fund’s portfolio were replaced once per year. The following table sets forth the portfolio turnover rate for each fund and portfolio turnover rates excluding mortgage dollar roll transactions for certain funds for the fiscal years ended December 31, 2024 and 2023. See “Forward commitment, when issued and delayed delivery transactions” above for more information on mortgage dollar rolls. Variations in turnover rates are due to changes in trading activity during the period.

	Fiscal year	Portfolio turnover rate	Portfolio turnover rate (excluding mortgage dollar roll transactions)
Capital Group Core Bond ETF	2024	354%	125%
	2023[2]	26	13
Capital Group Core Plus Income ETF	2024	420	83
	2023	581	76
Capital Group International Bond ETF (USD-Hedged)	2024[1]	185	118
	2023	N/A	N/A
Capital Group Municipal High-Income ETF	2024[1]	25	N/A
	2023	N/A	N/A
Capital Group Municipal Income ETF	2024	29	N/A
	2023	19	N/A
Capital Group Short Duration Income ETF	2024	192	42
	2023	203	56
Capital Group Short Duration Municipal Income ETF	2024	54	N/A
	2023[2]	37	N/A
Capital Group Ultra Short Income ETF	2024[1]	26	N/A
	2023	N/A	N/A
Capital Group U.S. Multi-Sector Income ETF	2024	41	39
	2023	43	43

1 The portfolio turnover rate provided is for the fiscal period from June 25, 2024, when the fund commenced investment operations, to December 31, 2024.

2 The portfolio turnover rate provided is for the fiscal period from September 26, 2023, when the fund commenced investment operations, to December 31, 2023.

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Fund policies

All percentage limitations in the following fund policies are considered at the time securities are purchased and are based on a fund’s net assets unless otherwise indicated. None of the following policies involving a maximum percentage of assets will be considered violated unless the excess occurs immediately after, and is caused by, an acquisition by the fund. In managing the fund, the fund’s investment adviser may apply more restrictive policies than those listed below.

Fundamental policies — The fund has adopted the following policies, which may not be changed without approval by holders of a majority of its outstanding shares. Such majority is currently defined in the Investment Company Act of 1940, as amended (the “1940 Act”), as the vote of the lesser of (a) 67% or more of the voting securities present at a shareholder meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (b) more than 50% of the outstanding voting securities.

Except where otherwise indicated, the following policies apply to each fund (please also see “Additional information about fundamental policies” below):

1. Except as permitted by (i) the 1940 Act and the rules and regulations thereunder, or other successor law governing the regulation of registered investment companies, or interpretations or modifications thereof by the U.S. Securities and Exchange Commission (“SEC”), SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction, the fund may not:

a. Borrow money;

b. Issue senior securities;

c. Underwrite the securities of other issuers;

d. Purchase or sell real estate or commodities;

e. Make loans; or

f. Purchase the securities of any issuer if, as a result of such purchase, the fund’s investments would be concentrated in any particular industry; provided, however, that under normal market conditions, Capital Group Ultra Short Income ETF will concentrate in the financials group of industries.

2. The fund may not invest in companies for the purpose of exercising control or management.

3. Solely with respect to Capital Group Municipal High-Income ETF, Capital Group Municipal Income ETF and Capital Group Short Duration Municipal Income ETF, the fund will maintain its status as a tax-exempt fund consistent with (i) the 1940 Act and the rules and regulations thereunder, or other successor law governing the regulation of registered investment companies, or interpretations or modifications thereof by the SEC, SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction.

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Nonfundamental policies — The following policy may be changed without shareholder approval:

The fund may not acquire securities of open-end investment companies or unit investment trusts registered under the 1940 Act, except to the extent permitted by the 1940 Act or the rules under the 1940 Act. As a matter of policy, however, the fund will not purchase shares of any registered open-end investment company or registered unit investment trust, in reliance on Sections 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act, at any time the fund has knowledge that its shares are purchased by another investment company investor in reliance on the provisions of Section 12(d)(1)(G).

Additional information about fundamental policies — The information below is not part of a fund’s fundamental or nonfundamental policies. This information is intended to provide a summary of what is currently required or permitted by the 1940 Act and the rules and regulations thereunder, or by the interpretive guidance thereof by the SEC or SEC staff, for particular fundamental policies of the fund. Information is also provided regarding the fund’s current intention with respect to certain investment practices permitted by the 1940 Act.

For purposes of fundamental policy 1a, the fund may borrow money in amounts of up to 33-1/3% of its total assets from banks for any purpose. Additionally, the fund may borrow up to 5% of its total assets from banks or other lenders for temporary purposes (a loan is presumed to be for temporary purposes if it is repaid within 60 days and is not extended or renewed). The percentage limitations in this policy are considered at the time of borrowing and thereafter.

For purposes of fundamental policies 1a and 1e, the fund may borrow money from, or loan money to, other funds managed by Capital Research and Management Company or its affiliates to the extent permitted by applicable law and an exemptive order issued by the SEC.

For purposes of fundamental policy 1b, a senior security does not include any promissory note or evidence of indebtedness if such loan is for temporary purposes only and in an amount not exceeding 5% of the value of the total assets of the fund at the time the loan is made (a loan is presumed to be for temporary purposes if it is repaid within 60 days and is not extended or renewed). Further, the fund is permitted to enter into derivatives and certain other transactions, notwithstanding the prohibitions and restrictions on the issuance of senior securities under the 1940 Act, in accordance with current SEC rules and interpretations.

For purposes of fundamental policy 1c, the policy will not apply to the fund to the extent the fund may be deemed an underwriter within the meaning of the 1933 Act in connection with the purchase and sale of fund portfolio securities in the ordinary course of pursuing its investment objective(s) and strategies.

For purposes of fundamental policy 1e, the fund may not lend more than 33-1/3% of its total assets, provided that this limitation shall not apply to the fund’s purchase of debt obligations.

For purposes of fundamental policy 1f, the fund (other than Capital Group Ultra Short Income ETF) may not invest more than 25% of its total assets in the securities of issuers in a particular industry. Capital Group Ultra Short Income ETF may not invest more than 25% of its total assets in the securities of issuers in a particular industry, other than the financials group of industries; provided, however, that Capital Group Ultra Short Income ETF reserves flexibility not to concentrate in the financials group of industries for temporary defensive purposes. This policy does not apply to investments in securities of the U.S. government, its agencies or government sponsored enterprises or repurchase agreements with respect thereto. For purposes of this policy, with respect to a private activity municipal bond the principal and interest payments of which are derived principally from the assets and revenues of a non-governmental entity, the fund will look to such non-governmental entity to determine the industry to which the investment should be allocated.

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For purposes of fundamental policy 3, Capital Group Municipal High-Income ETF, Capital Group Municipal Income ETF and Capital Group Short Duration Municipal Income ETF will, under normal circumstances, invest at least 80% of their assets in, or derive at least 80% of its income from, securities that are exempt from regular federal income tax. Capital Group Municipal High-Income ETF, Capital Group Municipal Income ETF and Capital Group Short Duration Municipal Income ETF's investments in securities that are or may be subject to the federal alternative minimum tax shall be counted towards this 80% policy.

Capital Group Fixed Income ETF Trust — Page 46

Continuous offering

The method by which creation units are created and traded may raise certain issues under applicable securities laws. Because new creation units are issued and sold by a fund on an ongoing basis, at any point a “distribution,” as such term is used in the 1933 Act, may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner that could render them statutory underwriters and subject them to the prospectus delivery requirement and liability provisions of the 1933 Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes creation units after placing an order with the distributor, breaks them down into constituent fund shares and sells such fund shares directly to customers or if it chooses to couple the creation of new fund shares with an active selling effort involving solicitation of secondary market demand for fund shares. A determination of whether one is an underwriter for purposes of the 1933 Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case and the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter.

Broker-dealer firms should also note that dealers who are not “underwriters” within the meaning of Section 2(a)(11) of the 1933 Act but are effecting transactions in fund shares, whether or not participating in the distribution of fund shares, generally are required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(a)(3) of the 1933 Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. Firms that incur a prospectus delivery obligation with respect to fund shares are reminded that, pursuant to Rule 153 under the 1933 Act, a prospectus delivery obligation under Section 5(b)(2) of the 1933 Act owed to an exchange member in connection with a sale on the listing exchange is satisfied by the fact that the prospectus is available at the listing exchange upon request. The prospectus delivery mechanism provided in Rule 153 is available only with respect to transactions on an exchange.

The fund’s investment adviser or its affiliates (the “Selling Shareholder”) may purchase fund shares through a broker-dealer to seed, in whole or in part, the fund as it is launched or thereafter. The Selling Shareholder may also purchase fund shares from broker-dealers or other investors that have previously provided seed capital for the fund when it is launched or otherwise in secondary market transactions. Because the Selling Shareholder may be deemed an affiliate of the fund, the fund’s shares are being registered to permit the resale by the Selling Shareholder of these fund shares from time to time after purchase. The fund will not receive any proceeds from the resale by the Selling Shareholder of these fund shares.

The Selling Shareholder intends to sell all or a portion of fund shares owned by it and offered hereby from time to time directly to certain brokers, dealers and investment firms at prevailing market prices at the time of the sale. In doing so, the Selling Shareholder may use ordinary brokerage transactions through brokers or dealers (who may act as agents or principals) or sell directly to one or more purchasers, in privately negotiated transactions or through any other method permitted by applicable law.

The Selling Shareholder and any broker-dealer or agents participating in the distribution of fund shares may be deemed to be “underwriters” in connection with such distribution. In such event, any commissions paid to any such broker-dealer or agent and any profit from the resale of fund shares purchased by them may be deemed to be underwriting commissions or discounts under the 1933 Act. The Selling Shareholder who may be deemed an “underwriter” will be subject to the applicable prospectus delivery requirements of the 1933 Act.

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The Selling Shareholder has informed the fund that it is not a registered broker-dealer and does not have any written or oral agreement or understanding, directly or indirectly, with any person to distribute fund shares. Upon the fund being notified in writing by the Selling Shareholder that any material arrangement has been entered into with a broker-dealer for the sale of fund shares through a block trade, special offering, exchange distribution or secondary distribution or a purchase by a broker or dealer, a supplement to this statement of additional information will be filed, if required, pursuant to Rule 497 under the 1933 Act, disclosing (i) the name of each Selling Shareholder and of the participating broker-dealer(s), (ii) the number of fund shares involved, (iii) the price at which such fund shares were sold, (iv) the commissions paid or discounts or concessions allowed to such broker-dealer(s), where applicable, (v) that such broker-dealer(s) did not conduct any investigation to verify the information set out or incorporated by reference in the fund’s prospectus and statement of additional information, and (vi) other facts material to the transaction.

The Selling Shareholder and any other person participating in such distribution will be subject to applicable provisions of the Securities Exchange Act of 1934, as amended (the “1934 Act”) and the rules and regulations thereunder, including, without limitation, to the extent applicable, Regulation M of the 1934 Act, which may limit the timing of purchases and sales of any of fund shares by the Selling Shareholder and any other participating person. To the extent applicable, Regulation M may also restrict the ability of any person engaged in the distribution of fund shares to engage in market-making activities with respect to fund shares. All of the foregoing may affect the marketability of the fund shares and the ability of any person or entity to engage in market-making activities with respect to the fund shares. There is a risk that the Selling Shareholder may redeem its investments in the fund or otherwise sell its fund shares to a third party that may redeem. As with redemptions by other large shareholders, such redemptions could have a significant negative impact on the fund and its shares.

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Management of the trust

Board of trustees and officers

Independent trustees1

The trust’s nominating and governance committee and board select independent trustees with a view toward constituting a board that, as a body, possesses the qualifications, skills, attributes and experience to appropriately oversee the actions of the trust’s service providers, decide upon matters of general policy and represent the long-term interests of fund shareholders. In doing so, they consider the qualifications, skills, attributes and experience of the current board members, with a view toward maintaining a board that is diverse in viewpoint, experience, education and skills.

The trust seeks independent trustees who have high ethical standards and the highest levels of integrity and commitment, who have inquiring and independent minds, mature judgment, good communication skills, and other complementary personal qualifications and skills that enable them to function effectively in the context of the trust’s board and committee structure and who have the ability and willingness to dedicate sufficient time to effectively fulfill their duties and responsibilities.

Each independent trustee has a significant record of accomplishments in governance, business, not-for-profit organizations, government service, academia, law, accounting or other professions. Although no single list could identify all experience upon which the trust’s independent trustees draw in connection with their service, the following table summarizes key experience for each independent trustee. These references to the qualifications, attributes and skills of the trustees are pursuant to the disclosure requirements of the SEC, and shall not be deemed to impose any greater responsibility or liability on any trustee or the board as a whole. Notwithstanding the accomplishments listed below, none of the independent trustees is considered an “expert” within the meaning of the federal securities laws with respect to information in the trust’s registration statement.

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Name, year of birth and position with the funds (year first elected as a trustee2)	Principal occupation(s) during the past five years	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee during the past five years	Other relevant experience
Vanessa C. L. Chang, 1952 Chair of the Board (Independent and Non-Executive) (2021)	Former Director, EL & EL Investments (real estate)	29	Edison International/ Southern California Edison; Transocean Ltd. (offshore drilling contractor) Former director of Sykes Enterprises (outsourced customer engagement service provider) (until 2021)

· Service as a chief executive officer, insurance-related (claims/dispute resolution) internet company

· Senior management experience, investment banking

· Former partner, public accounting firm

· Corporate board experience

· Service on advisory and trustee boards for charitable, educational and nonprofit organizations

· Former member of the Governing Council of the Independent Directors Council

· CPA (inactive)

Jennifer C. Feikin, 1968 Trustee (2021)	Independent corporate board member; previously held positions at Google, AOL, 20th Century Fox and McKinsey & Company	120	Hertz Global Holdings, Inc.	· Senior corporate management experience · Corporate board experience · Business consulting experience · Service on advisory and trustee boards for charitable and nonprofit organizations · JD

Capital Group Fixed Income ETF Trust — Page 50

Name, year of birth and position with the funds (year first elected as a trustee2)	Principal occupation(s) during the past five years	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee during the past five years	Other relevant experience
Pablo R. González Guajardo, 1967 Trustee (2021)	CEO, Kimberly-Clark de México, SAB de CV	32

América Móvil, SAB de CV (telecommunications company); Kimberly-Clark de México, SAB de CV (consumer staples)

Former director Grupo Lala, SAB de CV (dairy company) (until 2022); Grupo Sanborns, SAB de CV (retail stores and restaurants) (until 2023)

				· Service as a chief executive officer · Senior corporate management experience · Corporate board experience · Service on advisory and trustee boards for nonprofit organizations · MBA
Leslie Stone Heisz, 1961 Trustee (2021)	Former Managing Director, Lazard (retired, 2010); Director, Kaiser Permanente (California public benefit corporation); former Lecturer, UCLA Anderson School of Management	120	Edwards Lifesciences; Ingram Micro Holding Corporation (information technology products and services) Former director of Public Storage, Inc. (until 2024)

· Senior corporate management experience, investment banking

· Business consulting experience

· Corporate board experience

· Service on advisory and trustee boards for charitable and nonprofit organizations

· MBA

William D. Jones, 1955 Trustee (2021)	Managing Member, CityLink LLC (investing and consulting); former President and CEO, CityLink Investment Corporation (acquires, develops and manages real estate ventures in urban communities)	33	Former director of Sempra Energy (until 2022); Biogen Inc. (until 2023)

· Senior investment and management experience, real estate

· Corporate board experience

· Government service

· Service as a city councilmember and deputy mayor

· Service as director, Federal Reserve Boards of San Francisco and Los Angeles

· Service on advisory and trustee boards for charitable, educational, municipal and nonprofit organizations

· MBA

Capital Group Fixed Income ETF Trust — Page 51

Interested trustee(s)4,5

Interested trustees have similar qualifications, skills and attributes as the independent trustees. Interested trustees are senior executive officers and/or directors of Capital Research and Management Company or its affiliates. Such management roles with the funds‘ service providers also permit the interested trustees to make a significant contribution to the fund’s board.

Name, year of birth and position with the funds (year first elected as a trustee/officer2)	Principal occupation(s) during the past five years and positions held with affiliated entities or the distributor of the funds	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee during the past five years
William L. Robbins, 1968 Trustee (2021)	Partner – Capital International Investors, Capital Research and Management Company; Chair and Director, Capital Group International, Inc.*	28	None

Other officers5

Name, year of birth and position with the funds (year first elected as an officer2)	Principal occupation(s) during the past five years and positions held with affiliated entities or the distributor of the funds
Vincent J. Gonzales, 1984 President (CGSD 2022)	Partner – Capital Fixed Income Investors, Capital Research and Management Company; Partner – Capital Fixed Income Investors, Capital Bank and Trust Company*
David A. Hoag, 1965 President (CGCP 2021)	Partner – Capital Fixed Income Investors, Capital Research and Management Company
Steven D. Lotwin, 1969 President (CGUI 2024) Senior Vice President (CGSD 2022)	Partner – Capital Fixed Income Investors, Capital Research and Management Company; Director, Capital Research and Management Company
Vikas Malhotra, 1983 President (CGSM 2023)	Vice President - Capital Fixed Income Investors, Capital Research and Management Company
Damien J. McCann, 1977 President (CGMS 2022) Senior Vice President (CGCP 2021)	Partner – Capital Fixed Income Investors, Capital Research and Management Company
Chitrang Purani, 1977 President (CGCB 2023)	Vice President – Capital Fixed Income Investors, Capital Research and Management Company
Chad M. Rach, 1972 President (CGHM 2024)	Partner – Capital Fixed Income Investors, Capital Research and Management Company
Thomas Reithinger, 1987 President (CGIB 2024)	Partner – Capital Fixed Income Investors, Capital Research Company*
Courtney K. Wolf, 1982 President (CGMU 2022) Senior Vice President (CGHM 2024)	Partner — Capital Fixed Income Investors, Capital Research and Management Company; Director, The Capital Group Companies, Inc.*

Capital Group Fixed Income ETF Trust — Page 52

Name, year of birth and position with the funds (year first elected as an officer2)	Principal occupation(s) during the past five years and positions held with affiliated entities or the distributor of the funds
Michael W. Stockton, 1967 Principal Executive Officer and Executive Vice President (2021)	Senior Vice President – Legal and Compliance Group, Capital Research and Management Company
Pramod Atluri, 1976 Senior Vice President (CGCB 2023)

Partner – Capital Fixed Income Investors, Capital Research and Management Company; Partner – Capital Fixed Income Investors, Capital Bank and Trust Company*; Director, Capital Research and Management Company

Philip Chitty, 1969 Senior Vice President (CGIB 2024)	Partner – Capital Fixed Income Investors, Capital Research Company*; Partner – Capital Fixed Income Investors, Capital Bank and Trust Company*
Andrew A. Cormack, 1982 Senior Vice President (CGIB 2024)	Partner – Capital Fixed Income Investors, Capital Research Company*
Oliver V. Edmonds, 1978 Senior Vice President (CGCB 2023, CGUI 2024)	Partner – Capital Fixed Income Investors, Capital Research and Management Company
Xavier Goss, 1980 Senior Vice President (CGCP 2021; CGMS 2022)	Partner – Capital Fixed Income Investors, Capital Research and Management Company
Mark Marinella, 1958 Senior Vice President (CGMU 2022; CGSM 2023)	Partner – Capital Fixed Income Investors, Capital Research and Management Company
John R. Queen, 1965 Senior Vice President (CGCP 2023)

Partner – Capital Fixed Income Investors, Capital Research and Management Company; Partner – Capital Fixed Income Investors, Capital Bank and Trust Company*; Senior Vice President, Capital Group Private Client Services, Inc.*

Jerome Solomon, 1963 Senior Vice President (CGHM 2024, CGMU 2022)	Partner – Capital Fixed Income Investors, Capital Research and Management Company
Scott Sykes, 1971 Senior Vice President (CGMS 2022)	Partner – Capital Fixed Income Investors, Capital Research and Management Company
Erik A. Vayntrub, 1984 Senior Vice President (2021)	Senior Vice President and Senior Counsel – Legal and Compliance Group, Capital Research and Management Company; Secretary, Capital Management Services, Inc.*
Shannon Ward, 1964 Senior Vice President (CGMS 2022)	Partner – Capital Fixed Income Investors, Capital Research and Management Company
Michael R. Tom, 1988 Secretary (2021)	Associate – Legal and Compliance Group, Capital Research and Management Company
Troy S. Tanner, 1983 Treasurer (2021)	Vice President – Investment Operations, Capital Research and Management Company
Jennifer L. Butler, 1966 Assistant Secretary (2021)	Assistant Vice President – Legal and Compliance Group, Capital Research and Management Company
Susan K. Countess, 1966 Assistant Secretary (2021)	Associate – Legal and Compliance Group, Capital Research and Management Company

Capital Group Fixed Income ETF Trust — Page 53

Name, year of birth and position with the funds (year first elected as an officer2)	Principal occupation(s) during the past five years and positions held with affiliated entities or the distributor of the funds
Sandra Chuon, 1972 Assistant Treasurer (2021)	Vice President – Investment Operations, Capital Research and Management Company
Gregory F. Niland, 1971 Assistant Treasurer (2021)	Vice President – Investment Operations, Capital Research and Management Company

* Company affiliated with Capital Research and Management Company.

1 The term independent trustee refers to a trustee who is not an “interested person” of the fund within the meaning of the 1940 Act.

2 Trustees and officers of the funds serve until their resignation, removal or retirement.

3 This includes all directorships/trusteeships that are held by each trustee as a director/trustee of a public company or a registered investment company (other than those in other Capital Group ETFs or other funds managed by Capital Research and Management Company or its affiliates). Unless otherwise noted, all directorships/trusteeships are current.

4 The term interested trustee refers to a trustee who is an “interested person” of the fund within the meaning of the 1940 Act, on the basis of his or her affiliation with the fund’s investment adviser, Capital Research and Management Company, or affiliated entities (including the fund’s distributor).

5 All of the trustees and/or officers listed are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as investment adviser.

The address for all trustees and officers of the fund is 333 South Hope Street, 55th Floor, Los Angeles, California 90071, Attention: Secretary.

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Fund shares owned by trustees as of December 31, 2024:

Name	Dollar range* of fund shares owned	Aggregate dollar range* of shares owned in all funds overseen by trustee in same family of investment companies as the funds
Independent trustees
Vanessa C. L. Chang	Over $100,000	Over $100,000
Jennifer C. Feikin	None	Over $100,000
Pablo R. González Guajardo	None	Over $100,000
Leslie Stone Heisz	Over $100,000	Over $100,000
William D. Jones	None	Over $100,000
Name	Dollar range* of fund shares owned	Aggregate dollar range* of shares owned in all funds overseen by trustee in same family of investment companies as the funds
Interested trustees
William L. Robbins	None	Over $100,000

* Ownership disclosure is made using the following ranges: None; $1 – $10,000; $10,001 – $50,000; $50,001 – $100,000; and Over $100,000.

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Trustee compensation — No compensation is paid by the trust to any officer or trustee who is a director, officer or employee of the investment adviser or its affiliates. Except for the independent trustees listed in the “Board of trustees and officers — Independent trustees” table under the “Management of the trust” section in this statement of additional information, all other officers and trustees of the trust are directors, officers or employees of the investment adviser or its affiliates. The board typically meets either individually or jointly with the boards of one or more other such funds with substantially overlapping board membership (in each case referred to as a “board cluster”). On behalf of the trust, the investment adviser typically pays each independent trustee an annual retainer fee based primarily on the total number of board clusters which that independent trustee serves. Board and committee chairs receive additional fees for their services.

The trust and the other funds served by each independent trustee, or the investment adviser of such funds, as applicable, each pay a portion of these fees.

No pension or retirement benefits are accrued as part of trust expenses. The trust also reimburses certain expenses of the independent trustees.

Trustee compensation earned during the fiscal year ended December 31, 2024:

Name	Aggregate compensation from the funds offered by the trust	Total compensation from all funds managed by Capital Research and Management Company or its affiliates
Vanessa C. L. Chang	$16,910	$449,000
Jennifer C. Feikin	16,487	451,500
Pablo R. González Guajardo	16,487	496,500
Leslie Stone Heisz	16,487	451,500
William D. Jones	16,065	511,000

Trust organization and the board of trustees — The trust, an open-end management investment company, was organized as a Delaware statutory trust on January 12, 2021. All trust operations are supervised by its board of trustees which meets periodically and performs duties required by applicable state and federal laws.

Delaware law charges trustees with the duty of managing the business affairs of the trust. The trust's trustees are considered to be fiduciaries of the trust and owe duties of care and loyalty to the trust and its shareholders.

The trust consists of a number of funds, each of which is a management investment company and operates as an exchange-traded fund registered with the SEC under the 1940 Act. The offering of the fund shares is registered under the 1933 Act. A fund has separate assets and liabilities, and invests in separate investment portfolios. The board of trustees may create additional funds in the future. Income, direct liabilities and direct operating expenses of a fund will be allocated directly to that fund and general liabilities and expenses of the trust will be allocated among the funds in proportion to the total net assets of each fund.

Each fund has one class of shares. Each share represents an interest in the same investment portfolio and has pro rata rights as to voting, redemption, dividends and liquidation. The trustees have the authority to establish new series and classes of shares, and to split or combine outstanding shares into a greater or lesser number, without shareholder approval.

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The trust does not hold annual meetings of shareholders. However, significant matters that require shareholder approval, such as certain elections of board members or a change in a fundamental investment policy, will be presented to shareholders at a meeting called for such purpose. Shareholders have one vote per share owned.

In accordance with the trust’s declaration of trust, the board may, without shareholder approval (unless such shareholder approval is required by the declaration of trust or applicable law, including the 1940 Act), authorize certain funds to merge, reorganize, consolidate, sell all or substantially all of their assets, or take other similar actions with, to or into another fund. The fund may be terminated by a majority vote of the board with written notice to the shareholders of the fund. Although the shares are not automatically redeemable upon the occurrence of any specific event, the trust’s declaration of trust provides that the board will have the unrestricted power to alter the number of shares in a creation unit. Therefore, in the event of a termination of the trust or a fund, the board, in its sole discretion, could determine to permit the shares to be redeemable in aggregations smaller than creation units or to be individually redeemable. In such circumstance, the trust or the fund may make redemptions in-kind, for cash or for a combination of cash or securities. Further, in the event of a termination of the fund, the fund might elect to pay cash redemptions.

The trust’s declaration of trust and by-laws, as well as separate indemnification agreements with independent trustees, provide in effect that, subject to certain conditions, the trust will indemnify its officers and trustees against liabilities or expenses actually and reasonably incurred by them relating to their service to the fund. However, trustees are not protected from liability by reason of their willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office.

Removal of trustees by shareholders — At any meeting of shareholders, duly called and at which a quorum is present, shareholders may, by the affirmative vote of the holders of two-thirds of the votes entitled to be cast, remove any trustee from office and may elect a successor or successors to fill any resulting vacancies for the unexpired terms of removed trustees. In addition, the trustees of the trust will promptly call a meeting of shareholders for the purpose of voting upon the removal of any trustees when requested in writing to do so by the record holders of at least 10% of the outstanding shares.

Leadership structure — The board’s chair is currently an independent trustee who is not an “interested person” of the trust within the meaning of the 1940 Act. The board has determined that an independent chair facilitates oversight and enhances the effectiveness of the board. The independent chair’s duties include, without limitation, generally presiding at meetings of the board, approving board meeting schedules and agendas, leading meetings of the independent trustees in executive session, facilitating communication with committee chairs, and serving as the principal independent trustee contact for trust management and counsel to the independent trustees and the trust.

Risk oversight — Day-to-day management of the trust, including risk management, is the responsibility of the trust’s contractual service providers, including the trust’s investment adviser, distributor and transfer agent. Each of these entities is responsible for specific portions of the trust’s operations, including the processes and associated risks relating to the funds‘ investments, integrity of cash and security movements, financial reporting, operations and compliance. The board of trustees oversees the service providers’ discharge of their responsibilities, including the processes they use to manage relevant risks. In that regard, the board receives reports regarding the operations of the trust’s service providers, including risks. For example, the board receives reports from investment professionals regarding risks related to the funds‘ investments and trading. The board also receives compliance reports from the trust’s and the investment adviser’s chief compliance officers addressing certain areas of risk.

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Committees of the trust’s board, which are comprised of independent board members, none of whom is an “interested person” of the trust within the meaning of the 1940 Act, as well as joint committees of independent board members of funds managed by Capital Research and Management Company, also explore risk management procedures in particular areas and then report back to the full board. For example, the trust’s audit committee oversees the processes and certain attendant risks relating to financial reporting, valuation of trust assets, and related controls.

Not all risks that may affect the trust can be identified or processes and controls developed to eliminate or mitigate their effect. Moreover, it is necessary to bear certain risks (such as investment-related risks) to achieve the trust‘s objectives. As a result of the foregoing and other factors, the ability of the trust’s service providers to eliminate or mitigate risks is subject to limitations.

Committees of the board of trustees — The trust has an audit committee comprised of all of its independent board members. The committee provides oversight regarding the trust’s accounting and financial reporting policies and practices, its internal controls and the internal controls of the trust’s principal service providers. The committee acts as a liaison between the trust’s independent registered public accounting firm and the full board of trustees. The audit committee held five meetings during the 2024 fiscal year.

The trust has a contracts committee comprised of all of its independent board members. The committee’s principal function is to request, review and consider the information deemed necessary to evaluate the terms of the form of Authorized Participant Agreement and certain agreements between the trust and its investment adviser or the investment adviser’s affiliates, such as the Investment Advisory and Service Agreement, Principal Underwriting Agreement and Plan of Distribution adopted pursuant to rule 12b-1 under the 1940 Act, that the trust may enter into, renew or continue, and to make its recommendations to the full board of trustees on these matters. The contracts committee held one meeting during the 2024 fiscal year.

The trust has a nominating and governance committee comprised of all of its independent board members. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. The committee also coordinates annual self-assessments of the board and evaluates, selects and nominates independent trustee candidates to the full board of trustees. While the committee normally is able to identify from its own and other resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the trust, addressed to the trust’s secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the committee. The nominating and governance committee held two meetings during the 2024 fiscal year.

Proxy voting procedures and principles — The funds‘ investment adviser, in consultation with the board, has adopted Proxy Voting Procedures and Principles (the “Principles”) with respect to voting proxies of securities held by the funds and other funds advised by the investment adviser or its affiliates. The complete text of these principles is available at capitalgroup.com/etf. Proxies are voted by a committee of the appropriate equity investment division of the investment adviser under authority delegated by the fund’s board. The boards of funds advised by Capital Research and Management Company and its affiliates, including American Funds and Capital Group exchange-traded funds, have established a Joint Proxy Committee (“JPC”) composed of independent board members from each applicable fund board. The JPC’s role is to facilitate appropriate oversight of the proxy voting process and provide valuable input on corporate governance and related matters.

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The Principles provide an important framework for analysis and decision-making by all funds. However, they are not exhaustive and do not address all potential issues. The Principles provide a certain amount of flexibility so that all relevant facts and circumstances can be considered in connection with every vote. As a result, each proxy received is voted on a case-by-case basis considering the specific circumstances of each proposal. The voting process reflects the funds‘ understanding of the company’s business, its management and its relationship with shareholders over time. In all cases, the investment objectives and policies of the funds managed by the investment adviser remain the focus.

The investment adviser seeks to vote all U.S. proxies; however, in certain circumstances it may be impracticable or impossible to do so, including when securities are out on loan as part of a securities lending program. Proxies for companies outside the United States are also voted, subject to local market conditions and provided there is sufficient time and information available. Certain regulators have granted investment limit relief to the investment adviser and its affiliates, conditioned upon limiting its voting power to specific voting ceilings. To comply with these voting ceilings, the investment adviser will scale back its votes across all funds and clients on a pro-rata basis based on assets.

After a proxy statement is received, the investment adviser’s stewardship and engagement team prepares a summary of the proposals contained in the proxy statement.

For proxies of securities managed by a particular equity investment division of the investment adviser, the initial voting recommendation is made, or reviewed, as the case may be, either by one or more of the division’s investment analysts familiar with the company and industry or, for routine matters, by a member of the investment adviser’s stewardship and engagement team and reviewed by the applicable analyst(s). Depending on the vote, a second recommendation may be made by a proxy coordinator (an investment analyst or other individual with experience in corporate governance and proxy voting matters) within the appropriate investment division, based on knowledge of these Principles and familiarity with proxy-related issues. The proxy summary and voting recommendations are made available to the proxy voting committee of the applicable investment division for a final voting decision. In cases where a fund is co-managed and a security is held by more than one of the investment adviser’s equity investment divisions, the divisions may develop different voting recommendations for individual ballot proposals. If this occurs, and if permitted by local market conventions, the fund’s position will generally be voted proportionally by divisional holding, according to their respective decisions. Otherwise, the outcome will be determined by the equity investment division or divisions with the larger position in the security as of the record date for the shareholder meeting.

In addition to its proprietary proxy voting, governance and executive compensation research, Capital Research and Management Company may utilize research provided by Institutional Shareholder Services, Glass-Lewis & Co. or other third-party advisory firms on a case-by-case basis. It does not, as a policy, follow the voting recommendations provided by these firms. It periodically assesses the information provided by the advisory firms and reports to the JPC, as appropriate.

From time to time the investment adviser may vote proxies issued by, or on proposals sponsored or publicly supported by (a) a client with substantial assets managed by the investment adviser or its affiliates, (b) an entity with a significant business relationship with The Capital Group Companies, Inc. or its affiliates (as defined herein), or (c) a company with a director of a Capital Group ETF or an American Fund on its board (each referred to as an “Interested Party”). Other persons or entities may also be deemed an Interested Party if facts or circumstances appear to give rise to a potential conflict.

The investment adviser has developed procedures to identify and address instances when a vote could appear to be influenced by such a relationship. Each equity investment division of the

Capital Group Fixed Income ETF Trust — Page 59

investment adviser has established a Special Review Committee (“SRC”) of senior investment professionals and legal and compliance professionals with oversight of potentially conflicted matters.

If a potential conflict is identified according to the procedure above, the SRC will take appropriate steps to address the conflict of interest, which may include engaging an independent third party to review the proxy, using Capital Group’s Principles, and provide an independent voting recommendation to the investment adviser for vote execution. The investment adviser will generally follow the third party’s recommendation, except when it believes the recommendation is inconsistent with the investment adviser’s fiduciary duty to its clients. Occasionally, it may not be feasible to engage the third party to review the matter due to compressed timeframes or other operational issues. In this case, the SRC will take appropriate steps to address the conflict of interest, including reviewing the proxy after being provided with a summary of any relevant communications with the Interested Party, the rationale for the voting decision, information on the organization’s relationship with the Interested Party and any other pertinent information.

If the fund has a shareholder meeting, the distributor will vote the fund shares for which an Authorized Participant (as defined below) or other entity providing market making services (each, a “proxy grantor”) is deemed a beneficial owner under Rule 16a-1(a)(2) of the 1934 Act pursuant to the terms of an irrevocable proxy granted by the proxy grantor to the distributor. In such case, the distributor will vote the fund shares for which a proxy grantor is deemed a beneficial owner in the same proportion as the votes of the other shareholders of the fund.

Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 of each year will be available on or about September 1 of such year (a) without charge, upon request by calling (800) 421-4225, (b) on the capitalgroup.com/etf website and (c) on the SEC’s website at sec.gov.

The following summary sets forth the general positions of the investment adviser on various proposals. A copy of the full Principles is available upon request, free of charge, by calling the fund or visiting the Capital Group website.

Director matters — The election of a company’s slate of nominees for director generally is supported. Votes may be withheld for some or all of the nominees if this is determined to be in the best interest of shareholders or if, in the opinion of the investment adviser, such nominee has not fulfilled his or her fiduciary duty. In making this determination, the investment adviser considers, among other things, a nominee’s potential conflicts of interest, track record in shareholder protection and value creation as well as their capacity for full engagement on board matters. The investment adviser generally supports diversity of experience among board members, and the separation of the chairman and CEO positions.

Governance provisions — Proposals to declassify a board (elect all directors annually) are supported based on the belief that this increases the directors’ sense of accountability to shareholders. Proposals for cumulative voting generally are supported in order to promote management and board accountability and an opportunity for leadership change. Proposals designed to make director elections more meaningful, either by requiring a majority vote or by requiring any director receiving more withhold votes than affirmative votes to tender his or her resignation, generally are supported.

Shareholder rights — Proposals to repeal an existing poison pill generally are supported. (There may be certain circumstances, however, when a proxy voting committee of a fund or an investment division of the investment adviser believes that a company needs to maintain anti-takeover protection.) Proposals to eliminate the right of shareholders to act by written consent or to take away a shareholder’s right to call a special meeting typically are not supported.

Capital Group Fixed Income ETF Trust — Page 60

Compensation and benefit plans — Option plans are complicated, and many factors are considered in evaluating a plan. Each plan is evaluated based on protecting shareholder interests and a knowledge of the company and its management. Considerations include the pricing (or repricing) of options awarded under the plan and the impact of dilution on existing shareholders from past and future equity awards. Compensation packages should be structured to attract, motivate and retain existing employees and qualified directors; in addition, they should be aligned with the long-term success of the company and the enhancement of shareholder value.

Routine matters — The ratification of auditors, procedural matters relating to the annual meeting and changes to company name are examples of items considered routine. Such items generally are voted in favor of management’s recommendations unless circumstances indicate otherwise.

“ESG” shareholder proposals — The investment adviser believes environmental and social issues present investment risks and opportunities that can shape a company’s long-term financial sustainability. Shareholder proposals, including those relating to social and environmental issues, are evaluated in terms of their materiality to the company and its ability to generate long-term value in light of the company’s specific operating context. The investment adviser generally supports transparency and standardized disclosure, particularly that which leverages existing regulatory reporting or industry standard practices. With respect to environmental matters, this includes disclosures aligned with industry standards, and sustainability reports more generally. With respect to social matters, the investment adviser expects companies to be able to articulate a strategy or plan to advance diversity and equity within the workforce, including the company’s management and board, subject to local norms and expectations. To that end, disclosure of data relating to workforce diversity and equity that is consistent with broadly applicable standards is generally supported.

Additional information about the trust

Book-Entry only system — Shares of a fund are represented by securities registered in the name of the Depository Trust Company (“DTC”) or its nominee and deposited with, or on behalf of, DTC. DTC acts as securities depositary for the fund shares.

DTC, a limited-purpose trust company, was created to hold securities of its participants (“DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities certificates. Access to the DTC system is available to entities, such as banks, brokers, dealers and trust companies, that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the “indirect participants”). Beneficial ownership of shares is limited to DTC Participants, the indirect participants and persons holding interests through DTC Participants and indirect participants.

Ownership of beneficial interests in shares (owners of such beneficial interests are referred to herein as “the beneficial owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to the indirect participants and beneficial owners that are not DTC Participants). The beneficial owners will receive from or through the DTC Participant a written confirmation relating to their purchase of shares. The laws of some jurisdictions may require that certain purchasers of securities take physical delivery of such securities in definitive form. Such laws may impair the ability of certain investors to acquire beneficial interests in shares of the fund.

Capital Group Fixed Income ETF Trust — Page 61

Conveyance of all notices, statements and other communications to the beneficial owners is effected as follows. DTC will make available to the fund upon request and for a fee to be charged to the fund a listing of the shares of the fund held by each DTC Participant. The fund shall inquire of each such DTC Participant as to the number of the beneficial owners holding shares, directly or indirectly, through such DTC Participant. The fund shall provide each such DTC Participant with copies of such notice, statement or other communication in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such beneficial owners. In addition, the fund shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Share distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all shares of the fund. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in shares of the fund as shown on the records of DTC or its nominee. Payments by DTC Participants to the indirect participants and the beneficial owners of shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.

The funds have no responsibility or liability for any aspect of the records relating to or notices to the beneficial owners, or payments made on account of beneficial ownership interests in such shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the indirect participants and the beneficial owners owning through such DTC Participants. DTC may decide to discontinue providing its service with respect to shares of the fund at any time by giving reasonable notice to the fund and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the fund shall take action to find a replacement for DTC to perform its functions at a comparable cost.

Capital Group Fixed Income ETF Trust — Page 62

Principal fund shareholders — Although the fund does not have information concerning the beneficial ownership of shares held in the names of DTC participants (as defined above), as of February 28, 2025, the name and percentage ownership of each DTC participant that owned of record 5% or more of the outstanding shares of the fund were as follows:

Capital Group Core Bond ETF

Name and address	Ownership	Ownership percentage
Charles Schwab & Co., Inc.	Record	38.43%
San Francisco, CA

LPL Financial	Record	12.03%
San Diego, CA

National Financial Services, LLC	Record	10.99%
Jersey City, NJ

State Street Bank	Record	9.55%
Boston, MA

Pershing, LLC	Record	9.01%
Jersey City, NJ

Morgan Stanley Smith Barney, LLC	Record	7.01%
New York, N.Y.

Capital Group Fixed Income ETF Trust — Page 63

Capital Group Core Plus Income ETF

Name and address	Ownership	Ownership percentage
Charles Schwab & Co., Inc.	Record	24.01%
San Francisco, CA

National Financial Services, LLC	Record	10.64%
Jersey City, NJ

State Street Bank	Record	9.15%
Boston, MA

Wells Fargo Clearing Services, LLC	Record	8.72%
St. Louis, MO

Pershing, LLC	Record	8.15%
Jersey City, NJ

LPL Financial	Record	7.65%
San Diego, CA

Edward D Jones & Co	Record	7.64%
St Louis, MO

Morgan Stanley Smith Barney, LLC	Record	7.38%
New York, N.Y.

Capital Group International Bond ETF (USD-Hedged)

Name and address	Ownership	Ownership percentage
JP Morgan Chase Bank NA	Record	89.66%
Brooklyn, NY

Capital Group Fixed Income ETF Trust — Page 64

Capital Group Municipal High-Income ETF

Name and address	Ownership	Ownership percentage
Charles Schwab & Co., Inc.	Record	34.83%
San Francisco, CA

National Financial Services, LLC	Record	30.64%
Jersey City, NJ

Raymond James	Record	18.55%
St. Petersburg, FL

Pershing, LLC	Record	6.83%
Jersey City, NJ

Capital Group Municipal Income ETF

Name and address	Ownership	Ownership percentage
JP Morgan Chase Bank NA	Record	38.16%
Brooklyn, NY

National Financial Services, LLC	Record	13.89%
Jersey City, NJ

Pershing, LLC	Record	10.38%
Jersey City, NJ

Charles Schwab & Co., Inc.	Record	7.86%
San Francisco, CA

Edward D Jones & Co	Record	5.70%
St Louis, MO

Capital Group Fixed Income ETF Trust — Page 65

Capital Group Short Duration Income ETF

Name and address	Ownership	Ownership percentage
Pershing, LLC	Record	20.17%
Jersey City, NJ

Charles Schwab & Co., Inc.	Record	18.86%
San Francisco, CA

National Financial Services, LLC	Record	14.32%
Jersey City, NJ

Edward D Jones & Co	Record	10.09%
St Louis, MO

LPL Financial	Record	9.26%
San Diego, CA

Morgan Stanley Smith Barney, LLC	Record	6.74%
New York, N.Y.

Capital Group Short Duration Municipal Income ETF

Name and address	Ownership	Ownership percentage
JP Morgan Chase Bank NA	Record	54.76%
Brooklyn, NY

National Financial Services, LLC	Record	13.02%
Jersey City, NJ

Charles Schwab & Co., Inc.	Record	8.53%
San Francisco, CA

Morgan Stanley Smith Barney, LLC	Record	5.01%
New York, N.Y.

Capital Group Fixed Income ETF Trust — Page 66

Capital Group Ultra Short Income ETF

Name and address	Ownership	Ownership percentage
JP Morgan Chase Bank NA	Record	48.39%
Brooklyn, NY

Charles Schwab & Co., Inc.	Record	23.44%
San Francisco, CA

National Financial Services, LLC	Record	9.77%
Jersey City, NJ

JP Morgan Securities LLC	Record	6.65%
Columbus, OH

Capital Group U.S. Multi-Sector Income ETF

Name and address	Ownership	Ownership percentage
Charles Schwab & Co., Inc.	Record	23.92%
San Francisco, CA

LPL Financial	Record	15.22%
San Diego, CA

National Financial Services, LLC	Record	12.95%
Jersey City, NJ

Pershing, LLC	Record	9.44%
Jersey City, NJ

Morgan Stanley Smith Barney, LLC	Record	7.91%
New York, N.Y.

Edward D Jones & Co	Record	7.53%
St Louis, MO

Wells Fargo Clearing Services, LLC	Record	5.57%
St. Louis, MO

Raymond James	Record	5.20%
St. Petersburg, FL

Capital Group Fixed Income ETF Trust — Page 67

From time to time, Capital Group (as defined in this section, Management of the fund, below) may sponsor and/or manage a fund in which an affiliate invests seed capital or otherwise purchases fund shares. Such investments may raise potential conflicts of interest because Capital Group, as an investor in the fund, may possess material information about the fund that may not be available to other fund investors. This informational advantage could be perceived as enabling Capital Group to invest or redeem capital in a manner that conflicts with the interests of other fund investors and/or benefits Capital Group. In order to mitigate such conflicts, the investment adviser employs processes that govern the investment and redemption by Capital Group of investments in the fund. These processes include specific parameters that govern the timing and extent of the investment and redemption of seed capital, which may be set according to one or more objective factors expressed in terms of timing, asset levels, primary or secondary market liquidity or other criteria approved by the investment adviser. In extraordinary circumstances and subject to certain conditions, the investment adviser will have the authority to modify the application of these processes to a particular seed investment after the investment has been made.

Investment adviser — Capital Research and Management Company, the trust’s investment adviser, founded in 1931, maintains research facilities in the United States and abroad (Geneva, Hong Kong, London, Los Angeles, Mumbai, New York, San Francisco, Singapore, Tokyo, Toronto and Washington, D.C.). These facilities are staffed with experienced investment professionals. The investment adviser is located at 333 South Hope Street, Los Angeles, CA 90071. It is a wholly owned subsidiary of The Capital Group Companies, Inc., a holding company for several investment management subsidiaries. Capital Research and Management Company manages equity assets through three equity investment divisions and fixed income assets through its fixed income investment division, Capital Fixed Income Investors. The three equity investment divisions — Capital World Investors, Capital Research Global Investors and Capital International Investors — make investment decisions independently of one another. Portfolio managers in Capital International Investors rely on a research team that also provides investment services to institutional clients and other accounts advised by affiliates of Capital Research and Management Company. The investment adviser, which is deemed under the Commodity Exchange Act (the “CEA”) to be the operator of certain funds, has claimed an exclusion from the definition of the term commodity pool operator under the CEA with respect to each fund and, therefore, is not subject to registration or regulation as such under the CEA with respect to the funds.

The investment adviser has adopted policies and procedures that address issues that may arise as a result of an investment professional’s management of the funds and other funds and accounts. Potential issues could involve allocation of investment opportunities and trades among funds and accounts, use of information regarding the timing of fund trades, investment professional compensation and voting relating to portfolio securities. The investment adviser believes that its policies and procedures are reasonably designed to address these issues.

Compensation of investment professionals — As described in the prospectus, each fund’s assets are managed by a team of portfolio managers. A fund’s portfolio managers will work together to oversee the fund’s entire portfolio.

Portfolio managers and investment analysts are paid competitive salaries by Capital Research and Management Company. In addition, they may receive bonuses based on their individual portfolio results. Investment professionals also may participate in profit-sharing plans. The relative mix of compensation represented by bonuses, salary and profit-sharing plans will vary depending on the individual’s portfolio results, contributions to the organization and other factors.

To encourage a long-term focus, bonuses based on investment results are calculated by comparing pretax total investment returns to relevant benchmarks over the most recent one-, three-, five- and eight-year periods, with increasing weight placed on each succeeding measurement period. For portfolio managers, benchmarks may include measures of the marketplaces in which the fund invests and measures of the results of comparable mutual funds. For investment analysts, benchmarks may

Capital Group Fixed Income ETF Trust — Page 68

include relevant market measures and appropriate industry or sector indexes reflecting their areas of expertise. Capital Research and Management Company makes periodic subjective assessments of analysts’ contributions to the investment process and this is an element of their overall compensation. The investment results of each of the fund’s portfolio managers may be measured against one or more benchmarks, depending on his or her investment focus, such as:

Capital Group Core Bond ETF — Bloomberg US Aggregate Index and a custom average consisting of funds that disclose investment objectives and strategies comparable to those of the fund;

Capital Group Core Plus Income ETF — Bloomberg U.S. Aggregate Index and a custom average consisting of funds that disclose investment objectives and strategies comparable to those of the fund;

Capital Group International Bond ETF (USD-Hedged) — Bloomberg Global Aggregate ex-USD (Hedged to USD) Index and a custom average consisting of funds that disclose investment objectives and strategies comparable to those of the fund;

Capital Group Municipal High-Income ETF — 70% Bloomberg Muni HY / 20% Bloomberg Muni BBB/10% Bloomberg Muni Bond Index and a custom average consisting of funds that disclose investment objectives and strategies comparable to those of the fund;

Capital Group Municipal Income ETF — Bloomberg 85% Muni High Grade (1-17 year) / 15% Muni High Yield (1-17 year) Index; and a custom average consisting of funds that disclose investment objectives and strategies comparable to those of the fund;

Capital Group Short Duration Income ETF — Bloomberg U.S. Government/Credit 1-3 years Index; and a custom average consisting of funds that disclose investment objectives and strategies comparable to those of the fund;

Capital Group Short Duration Municipal Income ETF — Bloomberg Municipal Short 1-5 Yr Index and a custom average consisting of funds that disclose investment objectives and strategies comparable to those of the fund;

Capital Group Ultra Short Income ETF — ICE BofA 3-Month US Treasury Bill Index and a custom average consisting of funds that disclose investment objectives and strategies comparable to those of the fund; and

Capital Group U.S. Multi-Sector Income ETF — 50% Bloomberg High Yield Index 2% Issuer Cap / 30% US Corp / 16% CMBS Non-Agency / 4% US ABS ex AAA and a custom average consisting of funds that disclose investment objectives and strategies comparable to those of the fund.

From time to time, Capital Research and Management Company may adjust or customize these benchmarks to better reflect the investment objective(s) of the fund and/or the universe of comparably managed funds of competitive investment management firms.

Portfolio manager fund holdings and management of other accounts — As described below, portfolio managers may personally own shares of the funds. In addition, portfolio managers may manage portions of other registered investment companies or accounts advised by Capital Research and Management Company or its affiliates.

Capital Group Fixed Income ETF Trust — Page 69

The following table reflects information as of December 31, 2024:

Portfolio manager	Dollar range of fund shares owned[1]	Number of other registered investment companies (RICs) for which portfolio manager is a manager (assets of RICs in billions)[2]		Number of other pooled investment vehicles (PIVs) for which portfolio manager is a manager (assets of PIVs in billions)[2]		Number of other accounts for which portfolio manager is a manager (assets of other accounts in billions)[2,3]
Capital Group Core Bond ETF
Pramod Atluri	$100,001 – $500,000	5	$462.3	3	$5.60	None
Oliver V. Edmonds	$100,001 – $500,000	4	$23.3	1	$0.62	None
Chitrang Purani	$100,001 – $500,000	4	$338.0	3	$5.60	None
Capital Group Core Plus Income ETF
Xavier Goss	$100,001 – $500,000	3	$38.0	4	$2.51	None
David A. Hoag	Over $1,000,000	8	$544.3	4	$25.59	None
Damien J. McCann	$100,001 – $500,000	19	$121.1	4	$2.51	None
John R. Queen	$100,001 – $500,000	25	$610.8	4	$6.16	150	$0.29
Capital Group International Bond ETF (USD-Hedged)
Philip Chitty	$100,001 – $500,000	4	$37.1	8	$2.76	1	$1.00
Andrew A. Cormack	$100,001 – $500,000	4	$37.1	6	$2.52	1	$1.00
Thomas Reithinger	Over $1,000,000	2	$11.7	5	$1.71	None
Capital Group Municipal High-Income ETF
Chad M. Rach	$100,001 – $500,000	1	$13.8	None		None
Jermone Solomon	$100,001 – $500,000	3	$16.7	None		None
Courtney K. Wolf	Over $1,000,000	3	$40.5	None		None

Capital Group Fixed Income ETF Trust — Page 70

Portfolio manager	Dollar range of fund shares owned[1]	Number of other registered investment companies (RICs) for which portfolio manager is a manager (assets of RICs in billions)[2]		Number of other pooled investment vehicles (PIVs) for which portfolio manager is a manager (assets of PIVs in billions)[2]		Number of other accounts for which portfolio manager is a manager (assets of other accounts in billions)[2,3]
Capital Group Municipal Income ETF
Mark Marinella	$100,001 – $500,000	7	$14.9	None		2,161	$4.49
Jerome Solomon	$100,001 – $500,000	3	$14.1	None		None
Courtney K. Wolf	Over $1,000,000	3	$38.0	None		None
Capital Group Short Duration Income ETF
Vincent J. Gonzales	Over $1,000,000	2	$36.9	1	$0.56	None
Steven D. Lotwin	$500,001 – $1,000,000	3	$25.4	1	$0.56	None
Capital Group Short Duration Municipal Income ETF
Vikas Malhotra	$100,001 – $500,000	2	$7.6	None		None
Mark Marinella	$100,001 – $500,000	7	$17.0	None		2,161	$4.49
Capital Group Ultra Short Income ETF
Oliver V. Edmonds	$100,001 – $500,000	4	$24.8	1	$0.62	None
Steven D. Lotwin	Over $1,000,000	3	$26.2	1	$0.56	None
Capital Group U.S. Multi-Sector Income ETF
Xavier Goss	$100,001 – $500,000	3	$40.0	4	$2.51	None
Sandro Lazzarini	$100,001 – $500,000	1	$17.0	3	$1.86	None
Damien J. McCann	Over $1,000,000	19	$123.1	4	$2.51	None
Scott Sykes	$100,001 – $500,000	4	$29.8	4	$3.21	12	$7.18
Shannon Ward	$100,001 – $500,000	7	$500.3	8	$27.85	1	$0.27

1 Ownership disclosure is made using the following ranges: None; $1 – $10,000; $10,001 – $50,000; $50,001 – $100,000; $100,001 – $500,000; $500,001 – $1,000,000; and Over $1,000,000.

2 Indicates other RIC(s), PIV(s) or other accounts managed by Capital Research and Management Company or its affiliates for which the portfolio manager also has significant day to day management responsibilities. Assets noted are the total net assets of the RIC(s), PIV(s) or other accounts and are not the total assets managed by the individual, which is a substantially lower amount. No RIC, PIV or other account has an advisory fee that is based on the performance of the RIC, PIV or other account, unless otherwise noted.

3 Personal brokerage accounts of portfolio managers and their families are not reflected.

Capital Group Fixed Income ETF Trust — Page 71

A fund’s investment adviser has adopted policies and procedures to mitigate material conflicts of interest that may arise in connection with a portfolio manager’s management of the fund, on the one hand, and investments in the other registered investment companies, pooled investment vehicles and other accounts, on the other hand, such as material conflicts relating to the allocation of investment opportunities that may be suitable for both the fund and such other accounts.

Investment Advisory and Service Agreement — The Investment Advisory and Service Agreement (the “Agreement”) between the trust and the investment adviser will continue in effect until July 31, 2025, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by (a) the board of trustees, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of a fund, and (b) the vote of a majority of trustees who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any such party, in accordance with applicable laws and regulations. The Agreement provides that the investment adviser has no liability to the trust for its acts or omissions in the performance of its obligations to the fund not involving willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations under the Agreement. The Agreement also provides that either party has the right to terminate it, without penalty, upon 60 days’ written notice to the other party, and that the Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act). In addition, the Agreement provides that the investment adviser may delegate all, or a portion of, its investment management responsibilities to one or more subsidiary advisers approved by the trust’s board, pursuant to an agreement between the investment adviser and such subsidiary. Any such subsidiary adviser will be paid solely by the investment adviser out of its fees.

In addition to providing investment advisory services, the investment adviser and its affiliates provide certain administrative services for fund shareholders. Administrative services are provided by the investment adviser and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Additionally, the investment adviser furnishes the services and pays the compensation and travel expenses of persons to perform the funds‘ executive, administrative, clerical and bookkeeping functions, and provides necessary office space, necessary small office equipment and utilities, general purpose forms, supplies and postage used at the funds‘ offices.

Under the Agreement, the investment adviser receives a management fee at the annual rate as shown below:

Fund	Rate
Capital Group Core Bond ETF	.27%
Capital Group Core Plus Income ETF	.34%
Capital Group International Bond ETF (USD-Hedged)	.45%
Capital Group Municipal High-Income ETF	.34%
Capital Group Municipal Income ETF	.27%
Capital Group Short Duration Income ETF	.25%
Capital Group Short Duration Municipal Income ETF	.25%
Capital Group Ultra Short Income ETF	.18%
Capital Group U.S. Multi-Sector Income ETF	.39%

Management fees are paid monthly and accrued daily based on the average net assets of the fund. Under the Agreement, the investment adviser pays all ordinary operating expenses of the fund other than (i) interest expenses and other charges in connection with borrowing money, including line of credit and other loan commitment fees; (ii) taxes; (iii) brokerage expenses and commissions and other fees, charges or expenses incurred in connection with the execution of portfolio transactions or in connection with creation and redemption transactions; (iv) acquired fund fees and expenses; (v) expenses incident to meetings of fund shareholders and the associated preparation, filing and mailing

Capital Group Fixed Income ETF Trust — Page 72

of associated notices and proxy statements; (vi) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (vii) any service and distribution expenses pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act; (viii) any fees and expenses related to the provision of securities lending services, including lending agent fees, (ix) other non-routine or extraordinary expenses; and (x) compensation for management services payable to the investment adviser.

For the fiscal years ended December 31, 2024, 2023 and 2022, the investment adviser earned from the funds management fees, as follows:

	Fiscal year ended
	2024	2023	2022
Capital Group Core Bond ETF	$1,959,000	$ 34,000[2]	N/A
Capital Group Core Plus Income ETF	9,111,000	2,988,000	$721,000[3]
Capital Group International Bond ETF (USD-Hedged)	117,000[1]	N/A	N/A
Capital Group Municipal High-Income ETF	99,000[1]	N/A	N/A
Capital Group Municipal Income ETF	3,907,000	552,000	22,000[4]
Capital Group Short Duration Income ETF	1,426,000	597,000	21,000[4]
Capital Group Short Duration Municipal Income ETF	615,000	25,000[2]	N/A
Capital Group Ultra Short Income ETF	30,000[1]	N/A	N/A
Capital Group U.S. Multi-Sector Income ETF	3,939,000	638,000	42,000[4]

1 For the fiscal period from June 25, 2024, when the fund commenced investment operations, to December 31, 2024.

2 For the fiscal period from September 26, 2023, when the fund commenced investment operations, to December 31, 2023.

3 For the fiscal period from February 22, 2022, when the fund commenced investment operations, to December 31, 2022.

4 For the fiscal period from October 25, 2022, when the fund commenced investment operations, to December 31, 2022.

Other service agreements with third-party service providers — The trust has entered into the Transfer Agency and Service Agreement (the “transfer agency agreement”) and the Administration Agreement (the “administration agreement”) with State Street Bank and Trust Company (“State Street”). Under the terms of the transfer agency agreement, State Street (or an agent, including an affiliate) acts as transfer agent and dividend disbursing agent. Under the terms of the administration agreement, State Street provides necessary administrative, legal, tax and accounting, regulatory and financial reporting services for the maintenance and operations of the trust. The investment adviser bears the costs of services under these agreements under the terms of both the transfer agency and the administration agreement.

Distributor and plan of distribution — Capital Client Group, Inc. is the principal underwriter of the funds‘ shares. The distributor is located at 333 South Hope Street, Los Angeles, CA 90071; 6455 Irvine Center Drive, Irvine, CA 92618; 3500 Wiseman Boulevard, San Antonio, TX 78251; and 12811 North Meridian Street, Carmel, IN 46032.

A fund shares are continuously offered for sale through the distributor or its agent only in creation units, as described in the Creation and redemption of creation units section of this statement of additional information. The fund shares in amounts less than creation units are generally not distributed by the distributor or its agent. The distributor or its agent will arrange for the delivery of the prospectus and, upon request, this statement of additional information to persons purchasing creation units and will maintain records of both orders placed with it or its agents and confirmations of acceptance furnished by it or its agents. Although the distributor does not receive any fees under the Principal Underwriting Agreement with the fund, Capital Research and Management Company or its affiliates may pay the distributor from time to time for certain distribution-related services.

Capital Group Fixed Income ETF Trust — Page 73

The Principal Underwriting Agreement provides that it may be terminated at any time, without the payment of any penalty: (i) by vote of a majority of the Independent Trustees or (ii) with respect to the fund by vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the fund, on at least 60 days written notice to the distributor. The Principal Underwriting Agreement is also terminable upon 60 days’ notice by the distributor and will terminate automatically in the event of its assignment (as defined in the 1940 Act).

The distributor may enter into agreements with securities dealers (“soliciting dealers”) who will solicit purchases of creation units of the fund shares. Such soliciting dealers may also be Authorized Participants, DTC participants and/or investor services organizations.

Plan of distribution —The trust has adopted a distribution plan under Rule 12b-1 of the 1940 Act that allows a fund to pay distribution fees of up to .25% per year, to those who sell and distribute the fund shares and provide other services to shareholders. However, the board has determined not to authorize payment of a Rule 12b-1 plan fee at this time. Because these fees are paid out of a fund's assets on an ongoing basis, to the extent that a fee is authorized, these fees will increase the cost of your investment in a fund. If implemented, potential benefits of the Rule 12b-1 plan to a fund and its shareholders include enabling shareholders to obtain advice and other services from a financial professional at a reasonable cost, the likelihood that the Rule 12b-1 plan will stimulate sales of the funds benefiting the investment process through growth or stability of assets and the ability of shareholders to choose among various alternatives in paying for sales and service.

Capital Group Fixed Income ETF Trust — Page 74

Other compensation to dealers — As of March 1, 2025, the dealers (or their affiliates) that Capital Client Group, Inc. anticipates will receive additional compensation (as described in the prospectus) include:

Cetera Financial Group
Fidelity
Fidelity Brokerage Services, LLC Fidelity Investments Institutional Operations Company, LLC National Financial Services LLC
Janney Montgomery Scott
LPL Financial, LLC
Morgan Stanley
Morgan Stanley Smith Barney, LLC
E Trade Securities, LLC
Northwestern Mutual Investment Services, LLC
Osaic
Raymond James Financial Services, Inc.
UBS Financial Services, Inc.

Capital Group Fixed Income ETF Trust — Page 75

Execution of portfolio transactions

The investment adviser places orders with broker-dealers for a fund’s portfolio transactions. Purchases and sales of equity securities on a securities exchange or an over-the-counter market are effected through broker-dealers who receive commissions for their services. Generally, commissions relating to securities traded on foreign exchanges will be higher than commissions relating to securities traded on U.S. exchanges and may not be subject to negotiation. Equity securities may also be purchased from underwriters at prices that include underwriting fees. Purchases and sales of fixed income securities are generally made with an issuer or a primary market maker acting as principal with no stated brokerage commission. The price paid to an underwriter for fixed income securities includes underwriting fees. Prices for fixed income securities in secondary trades usually include undisclosed compensation to the market maker reflecting the spread between the bid and ask prices for the securities.

In selecting broker-dealers, the investment adviser strives to obtain “best execution” (the most favorable total price reasonably attainable under the circumstances) for a fund’s portfolio transactions, taking into account a variety of factors. These factors include the size and type of transaction, the nature and character of the markets for the security to be purchased or sold, the cost, quality, likely speed and reliability of execution and settlement, the broker-dealer’s or execution venue’s ability to offer liquidity and anonymity and the trade-off between market impact and opportunity costs. The investment adviser considers these factors, which involve qualitative judgments, when selecting broker-dealers and execution venues for fund portfolio transactions. The investment adviser views best execution as a process that should be evaluated over time as part of an overall relationship with particular broker-dealer firms. The investment adviser and its affiliates negotiate commission rates with broker-dealers based on what they believe is reasonably necessary to obtain best execution. They seek, on an ongoing basis, to determine what the reasonable levels of commission rates for execution services are in the marketplace, taking various considerations into account, including the extent to which a broker-dealer has put its own capital at risk, historical commission rates and commission rates that other institutional investors are paying. A fund does not consider the investment adviser as having an obligation to obtain the lowest commission rate available for a portfolio transaction to the exclusion of price, service and qualitative considerations. Brokerage commissions are only a small part of total execution costs and other factors, such as market impact and speed of execution, contribute significantly to overall transaction costs.

The investment adviser may execute portfolio transactions with broker-dealers who provide certain brokerage and/or investment research services to it but only when in the investment adviser’s judgment the broker-dealer is capable of providing best execution for that transaction. The investment adviser makes decisions for procurement of research separately and distinctly from decisions on the choice of brokerage and execution services. The receipt of these research services permits the investment adviser to supplement its own research and analysis and makes available the views of, and information from, individuals and the research staffs of other firms. Such views and information may be provided in the form of written reports, telephone contacts and meetings with securities analysts. These services may include, among other things, reports and other communications with respect to individual companies, industries, countries and regions, economic, political and legal developments, as well as scheduling meetings with corporate executives and seminars and conferences related to relevant subject matters. Research services that the investment adviser receives from broker-dealers may be used by the investment adviser in servicing a fund and other funds and accounts that it advises; however, not all such services will necessarily benefit the fund.

The investment adviser bears the cost of all third-party investment research services for all client accounts it advises. However, in order to compensate certain U.S. broker-dealers for research consumed, and valued, by the investment adviser’s investment professionals, the investment adviser continues to operate a limited commission sharing arrangement with commissions on equity trades for certain registered investment companies it advises. The investment adviser voluntarily reimburses such

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registered investment companies for all amounts collected into the commission sharing arrangement. In order to operate the commission sharing arrangement, the investment adviser may cause such registered investment companies to pay commissions in excess of what other broker-dealers might have charged for certain portfolio transactions in recognition of brokerage and/or investment research services. In this regard, the investment adviser has adopted a brokerage allocation procedure consistent with the requirements of Section 28(e) of the Securities Exchange Act of 1934. Section 28(e) permits the investment adviser and its affiliates to cause an account to pay a higher commission to a broker-dealer to compensate the broker-dealer or another service provider for certain brokerage and/or investment research services provided to the investment adviser and its affiliates, if the investment adviser and each affiliate makes a good faith determination that such commissions are reasonable in relation to the value of the services provided by such broker-dealer to the investment adviser and its affiliates in terms of that particular transaction or the investment adviser’s overall responsibility to the fund and other accounts that it advises. Certain brokerage and/or investment research services may not necessarily benefit all accounts paying commissions to each such broker-dealer; therefore, the investment adviser and its affiliates assess the reasonableness of commissions in light of the total brokerage and investment research services provided to the investment adviser and its affiliates. Further, investment research services may be used by all investment associates of the investment adviser and its affiliates, regardless of whether they advise accounts with trading activity that generates eligible commissions.

In accordance with their internal brokerage allocation procedure, the investment adviser and its affiliates periodically assess the brokerage and investment research services provided by each broker-dealer and each other service provider from which they receive such services. As part of its ongoing relationships, the investment adviser and its affiliates routinely meet with firms to discuss the level and quality of the brokerage and research services provided, as well as the value and cost of such services. In valuing the brokerage and investment research services the investment adviser and its affiliates receive from broker-dealers and other research providers in connection with its good faith determination of reasonableness, the investment adviser and its affiliates take various factors into consideration, including the quantity, quality and usefulness of the services to the investment adviser and its affiliates. Based on this information and applying their judgment, the investment adviser and its affiliates set an annual research budget.

Research analysts and portfolio managers periodically participate in a research poll to determine the usefulness and value of the research provided by individual broker-dealers and research providers. Based on the results of this research poll, the investment adviser and its affiliates may, through commission sharing arrangements with certain broker-dealers, direct a portion of commissions paid to a broker-dealer by the fund and other registered investment companies managed by the investment adviser or its affiliates to be used to compensate the broker-dealer and/or other research providers for research services they provide. While the investment adviser and its affiliates may negotiate commission rates and enter into commission sharing arrangements with certain broker-dealers with the expectation that such broker-dealers will be providing brokerage and research services, none of the investment adviser, any of its affiliates or any of their clients incurs any obligation to any broker-dealer to pay for research by generating trading commissions. The investment adviser and its affiliates negotiate prices for certain research that may be paid through commission sharing arrangements or by themselves with cash.

When executing portfolio transactions in the same equity security for the funds and accounts, or portions of funds and accounts, over which the investment adviser, through its equity investment divisions, has investment discretion, each investment division within the adviser and its affiliates normally aggregates its respective purchases or sales and executes them as part of the same transaction or series of transactions. When executing portfolio transactions in the same fixed income security for the fund and the other funds or accounts over which it or one of its affiliated companies has investment discretion, the investment adviser normally aggregates such purchases or sales and executes them as part of the same transaction or series of transactions. The objective of aggregating

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purchases and sales of a security is to allocate executions in an equitable manner among the funds and other accounts that have concurrently authorized a transaction in such security. The investment adviser and its affiliates serve as investment adviser for certain accounts that are designed to be substantially similar to another account. This type of account will often generate a large number of relatively small trades when it is rebalanced to its reference fund due to differing cash flows or when the account is initially started up. The investment adviser may not aggregate program trades or electronic list trades executed as part of this process. Non-aggregated trades performed for these accounts will be allocated entirely to that account. This is done only when the investment adviser believes doing so will not have a material impact on the price or quality of other transactions.

The investment adviser currently owns a minority interest in IEX Group and alternative trading systems, Luminex ATS and LeveL ATS (through a minority interest in their common parent holding company). The investment adviser, or brokers with which the investment adviser places orders, may place orders on these or other exchanges or alternative trading systems in which it, or one of its affiliates, has an ownership interest, provided such ownership interest is less than five percent of the total ownership interests in the entity. The investment adviser is subject to the same best execution obligations when trading on any such exchange or alternative trading systems.

Purchase and sale transactions may be effected directly among and between certain funds or accounts advised by the investment adviser or its affiliates, including the fund. The investment adviser maintains cross-trade policies and procedures and places a cross-trade only when such a trade is in the best interest of all participating clients and is not prohibited by the participating funds’ or accounts’ investment management agreement or applicable law.

The investment adviser may place orders for the fund’s portfolio transactions with broker-dealers who have sold shares of the funds managed by the investment adviser or its affiliated companies; however, it does not consider whether a broker-dealer has sold shares of the funds managed by the investment adviser or its affiliated companies when placing any such orders for the fund’s portfolio transactions.

Purchases and sales of futures contracts for the fund will be effected through executing brokers and FCMs that specialize in the types of futures contracts that the fund expects to hold. The investment adviser will use reasonable efforts to choose executing brokers and FCMs capable of providing the services necessary to obtain the most favorable price and execution available. The full range and quality of services available will be considered in making these determinations. The investment adviser will monitor the executing brokers and FCMs used for purchases and sales of futures contracts for their ability to execute trades based on many factors, such as the sizes of the orders, the difficulty of executions, the operational facilities of the firm involved and other factors.

Forward currency contracts are traded directly between currency traders (usually large commercial banks) and their customers. The cost to the fund of engaging in such contracts varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because such contracts are entered into on a principal basis, their prices usually include undisclosed compensation to the market maker reflecting the spread between the bid and ask prices for the contracts. The fund may incur additional fees in connection with the purchase or sale of certain contracts.

No brokerage commissions were paid by the funds on portfolio transactions for the fiscal years ended December 31, 2024, 2023 and 2022.

A fund is required to disclose information regarding investments in the securities of their “regular” broker-dealers (or parent companies of its regular broker-dealers) that derive more than 15% of their revenue from broker-dealer, underwriter or investment adviser activities. A regular broker-dealer is (a) one of the 10 broker-dealers that received from the fund the largest amount of brokerage

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commissions by participating, directly or indirectly, in the fund’s portfolio transactions during the fund’s most recently completed fiscal year; (b) one of the 10 broker-dealers that engaged as principal in the largest dollar amount of portfolio transactions of the fund during the fund’s most recently completed fiscal year; or (c) one of the 10 broker-dealers that sold the largest amount of securities of the fund during the fund’s most recently completed fiscal year.

At the end of the funds’ most recently completed fiscal year, the funds’ regular broker-dealers included Bank of America, N.A., The Bank of New York Mellon Corporation, Citigroup Global Markets Inc., Deutsche Bank A.G., Goldman Sachs & Co., J.P. Morgan Securities LLC, LPL Holdings, Inc., Morgan Stanley & Co. LLC, RBC Capital Markets LLC, State Street Bank and Trust Company, UBS Group AG and Wells Fargo. At the end of the funds’ most recently completed fiscal year, the following funds held debt and/or equity securities of an affiliated company of such regular broker-dealers:

	Affiliated company of regular broker-dealer	Type of security	Amount
Capital Group Core Bond ETF	Bank of America, N.A.	debt	$21,035,000
	Citigroup Inc.	debt	5,431,000
	Goldman Sachs Group, Inc.	debt	12,131,000
	J.P. Morgan Securities LLC	debt	25,257,000
	Morgan Stanley & Co. LLC	debt	21,491,000
	RBC Capital Markets LLC	debt	3,448,000
	Wells Fargo Securities, LLC	debt	24,298,000
Capital Group Core Plus Income ETF	Bank of America, N.A.	debt	8,290,000
	Citigroup Inc.	debt	7,151,000
	Goldman Sachs Group, Inc.	debt	18,418,000
	J.P. Morgan Securities LLC	debt	19,681,000
	Morgan Stanley & Co. LLC	debt	21,712,000
	UBS Group AG	debt	4,834,000
	Wells Fargo Securities, LLC	debt	12,860,000

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	Affiliated company of regular broker-dealer	Type of security	Amount
Capital Group Short Duration Income ETF	Bank of America, N.A.	debt	9,648,000
	The Bank of New York Mellon Co.	debt	3,015,000
	Citigroup Inc.	debt	8,250,000
	Goldman Sachs Group, Inc.	debt	6,504,000
	J.P. Morgan Securities LLC	debt	15,200,000
	Morgan Stanley & Co. LLC	debt	5,379,000
	UBS Group AG	debt	4,586,000
	Wells Fargo Securities, LLC	debt	7,731,000
Capital Group Ultra Short Income ETF	Bank of America, N.A.	debt	393,000
	The Bank of New York Mellon Co.	debt	50,000
	Citigroup Inc.	debt	299,000
	Goldman Sachs Group, Inc.	debt	299,000
	J.P. Morgan Securities LLC	debt	421,000
	RBC Capital Markets LLC	debt	250,000
	Wells Fargo Securities, LLC	debt	446,000
Capital Group U.S. Multi-Sector Income ETF	Bank of America, N.A.	debt	6,440,000
	Citigroup Inc.	debt	1,850,000
	Deutsche Bank A.G.	debt	4,977,000
	Goldman Sachs Group, Inc.	debt	9,751,000
	J.P. Morgan Securities LLC	debt	18,032,000
	LPL Holdings, Inc.	debt	365,000
	Morgan Stanley & Co. LLC	debt	14,453,000
	State Street Bank and Trust Company	debt	597,000
	UBS Group AG	debt	4,517,000
	Wells Fargo Securities, LLC	debt	9,079,000
At the end of the fund’s most recently completed fiscal year, Capital Group International Bond ETF (USD-Hedged), Capital Group Municipal High-Income ETF, Capital Group Municipal Income ETF and Capital Group Short Duration Municipal Income ETF did not hold securities of any of its regular broker-dealers.

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Portfolio trading by Authorized Participants

When creation or redemption transactions consist of cash, the transactions may require a fund to contemporaneously transact with broker-dealers for purchases or sales of portfolio securities, as applicable. Depending on the timing of the transactions and certain other factors, such transactions may be placed with the purchasing or redeeming Authorized Participant in its capacity as a broker-dealer or with its affiliated broker-dealer. Any such transaction will be conditioned upon an agreement with the Authorized Participant or its affiliated broker-dealer to transact at guaranteed prices in order to reduce transaction costs incurred as a consequence of settling creations or redemptions in cash rather than in-kind.

Specifically, following a fund’s receipt of a creation or redemption order, to the extent such purchases or redemptions consist of a cash portion, the fund may enter an order with the Authorized Participant or its affiliated broker-dealer to purchase or sell the portfolio securities, as applicable. Such Authorized Participant or its affiliated broker-dealer will be required to guarantee that the fund will achieve execution of its order at a price at least as favorable to the fund as the fund’s valuation of the portfolio securities used for purposes of calculating the NAV applied to the creation or redemption transaction giving rise to the order. Whether the execution of the order is at a price at least as favorable to the fund will depend on the results achieved by the executing firm and will vary depending on market activity, timing and a variety of other factors.

An Authorized Participant is required to deposit an amount with a fund in order to ensure that the execution of the order on the terms noted above will be honored on orders arising from creation transactions executed by an Authorized Participant or its affiliated broker-dealer. If the broker-dealer executing the order achieves executions in market transactions at a price equal to or more favorable than a fund’s valuation of the portfolio securities, the fund receives the benefit of the favorable executions and the deposit is returned to the Authorized Participant. If, however, the broker-dealer is unable to achieve executions in market transactions at a price at least equal to the fund’s valuation of the securities, the fund retains the portion of the deposit equal to a full amount of the execution shortfall (including any taxes, brokerage commissions or other costs) and may require the Authorized Participant to deposit any additional amount required to cover the full amount of the actual execution transaction.

An Authorized Participant agrees to pay the shortfall amount in order to ensure that a guarantee on execution will be honored for brokerage orders arising from redemption transactions executed by an Authorized Participant or its affiliated broker-dealer. If the broker-dealer executing the order achieves executions in market transactions at a price equal to or more favorable than the fund’s valuation of the portfolio securities, the fund receives the benefit of the favorable executions. If, however, the broker dealer is unable to achieve executions in market transactions at a price at least equal to the fund’s valuation of the securities, the fund will be entitled to the portion of the offset equal to the full amount of the execution shortfall (including any taxes, brokerage commissions or other costs).

Where an Authorized Participant executes a custom creation or redemption transaction with the fund, the Authorized Participant or its affiliated broker-dealer may also transact with the fund in securities that are the subject of such custom transaction. Any such orders for execution will be subject to, and consistent with, the fund’s best execution obligations.

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Disclosure of portfolio holdings

The board has approved policies and procedures regarding the disclosure of information about the fund’s portfolio securities. Compliance with these policies and procedures will be periodically assessed by the board in connection with reporting from the fund’s Chief Compliance Officer.

Under these policies and procedures, a fund’s portfolio holdings are publicly disseminated prior to the opening of business on the listing exchange each day the fund is open for business through financial reporting and news services, including publicly accessible Internet web sites, including the fund’s website, capitalgroup.com/etf.

Additionally, a basket composition file, which includes the security names and share quantities to deliver in exchange for a creation unit, together with the amount of the cash component (if any), is publicly disseminated daily prior to the opening of business on the listing exchange via the National Securities Clearing Corporation (“NSCC”), a clearing agency that is registered with the SEC. The basket represents one creation unit of the fund.

The investment adviser, distributor, custodian, State Street, as the transfer agent and fund administrator of the fund, and other service providers to the fund or the investment adviser may receive nonpublic portfolio holdings information while performing services to the fund or the investment adviser but are subject to legal obligations to not disseminate or trade on non-public information concerning the fund. The fund’s investment adviser may also provide certain portfolio holdings information to Authorized Participants (as defined in the Creation and redemption of creation units section of this statement of additional information), other institutional market participants and listing exchanges, in each case for a legitimate business purpose related to the day-to-day operations of the fund and/or for a regulatory purpose.

Quarterly portfolio schedule — The fund is required to disclose, after the first and third fiscal quarter, the complete monthly schedule of its portfolio holdings with the SEC on Form N-PORT. The fund’s Form N-PORT will be available on the SEC’s website at http://www.sec.gov. The fund’s Form N-PORT will also be available through the fund’s website, at capitalgroup.com/etf. Information on the fund’s Form N-PORT will be available on or about the sixtieth day after the close of each quarter of the fund’s fiscal year.

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Creation and redemption of creation units

General — A fund issues and sells shares only in creation units on a continuous basis through the distributor or its agent. The fund shares are sold without a sales load at a price based on the fund’s NAV next determined after an order is received by the distributor in proper form on any Business Day (as defined below). On days when the listing exchange closes earlier than normal, the funds may require orders to be placed earlier in the day. The following table sets forth the number of shares of a fund that constitute a creation unit:

Fund	Shares per creation unit
Capital Group Core Bond ETF	60,000
Capital Group Core Plus Income ETF	60,000
Capital Group International Bond ETF (USD-Hedged)	60,000
Capital Group Municipal High-Income ETF	50,000
Capital Group Municipal Income ETF	60,000
Capital Group Short Duration Income ETF	60,000
Capital Group Short Duration Municipal Income ETF	60,000
Capital Group Ultra Short Income ETF	60,000
Capital Group U.S. Multi-Sector Income ETF	60,000

In its discretion, the trust reserves the right to increase or decrease the number of a fund’s shares that constitute a creation unit. The Board reserves the right to declare a split or a consolidation in the number of the fund shares outstanding, and to make a corresponding change in the number of shares constituting a creation unit if the per share price in the secondary market rises (or declines) to an amount that falls outside the range deemed desirable by the board of trustees.

A “Business Day” with respect to each fund is any day the fund is open for business, including any day when it satisfies redemption requests as required by Section 22(e) of the 1940 Act. The fund is open for business any day on which the listing exchange is open for business. As of the date of this statement of additional information, the listing exchange is closed on the weekends and observes the following holidays, as observed: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Fund deposit — The consideration for purchase of creation units of a fund generally consists of deposit securities (i.e., a designated portfolio of securities) and the cash component computed as described below. Together, the deposit securities and the cash component constitute the “fund deposit,” which will be applicable (subject to possible amendment or correction) to creation requests received in proper form. A fund deposit represents the minimum initial and subsequent investment amount for a creation unit of a fund. The cash component is an amount equal to the difference between the NAV of the fund shares (per creation unit) and the “deposit amount,” which is an amount equal to the market value of the deposit securities, and serves to compensate for any differences between the NAV per creation unit and the deposit securities. Payment of any stamp duty or other similar fees and expenses payable upon transfer of beneficial ownership of the deposit securities are the sole responsibility of the Authorized Participant purchasing the creation unit.

A fund’s transfer agent, through the NSCC, makes available on each Business Day, prior to the opening of business on the listing exchange (currently 9:30 a.m. Eastern time), a list of the names and the required number of each deposit security and the amount of the cash component (if any) to be included in the current fund deposit (based on information as of the end of the previous Business Day for the fund) that day. Such fund deposit is applicable, subject to any adjustments as described below, to purchases of creation units until such time as the next-announced fund deposit is made available.

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The identity and number or par value of the deposit securities and the amount of the cash component change pursuant to changes in the weighting or composition of the component securities in each fund’s portfolio and as rebalancing adjustments and corporate action events are reflected from time to time by the investment adviser with a view to the investment objective of a fund. In addition, the funds reserve the right to accept nonconforming (i.e., custom) fund deposits.

A fund may, in its sole discretion, substitute a “cash in lieu” amount or a different security (or instrument) to replace any deposit security in certain circumstances, including: (i) when instruments are not available in sufficient quantity for delivery; (ii) when instruments are not eligible for transfer through DTC or the clearing process due to a trading restriction; (iii) when the Authorized Participant (or an investor on whose behalf the Authorized Participant (as defined below) is acting) is not able to trade the instruments due to a trading restriction; (iv) when delivery of the deposit security by the Authorized Participant (or by an investor on whose behalf the Authorized Participant is acting) would be restricted under applicable securities or other local laws; (v) in connection with distribution payments to be made by the fund; or (vi) in certain other situations.

Cash purchase method — When partial or full cash purchases of creation units are available or specified for a fund, they will be effected in essentially the same manner as in-kind purchases thereof. In the case of a partial or full cash purchase, the Authorized Participant must pay the cash equivalent of the deposit securities it would otherwise be required to provide through an in-kind purchase, plus the same cash component required to be paid by an in-kind purchaser.

Procedures for creation of creation units — To be eligible to place orders with the distributor or its agent for one or more creation units of a fund, an entity must be an “Authorized Participant”: either (i) a “Participating Party,” i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the “Clearing Process”), a clearing agency that is registered with the SEC, or (ii) a DTC Participant, in each case which has executed an agreement with the distributor with respect to creations and redemptions of creation units (“Authorized Participant Agreement”). All shares of the fund, however created, will be entered on the records of DTC in the name of its nominee for the account of a DTC Participant.

Role of the Authorized Participant — Each Authorized Participant will agree, pursuant to the terms of the Authorized Participant Agreement and on behalf of itself or any investor on whose behalf it will act, to certain conditions, including that such Authorized Participant will make available on or before the contractual settlement date, by means satisfactory to the funds, immediately available or same day funds estimated by the funds to be sufficient to pay the cash component, once the net asset value of a creation unit is next determined after receipt of the purchase order in proper form, together with any transaction fees described below. An Authorized Participant, acting on behalf of an investor, may require the investor to enter into an agreement with such Authorized Participant with respect to certain matters, including payment of the cash component. Investors who are not Authorized Participants must make appropriate arrangements for a creation request to be made through an Authorized Participant or purchase shares on the secondary market. Investors should be aware that their particular broker may not have executed an Authorized Participant Agreement and that orders to purchase creation units may have to be placed by the investor’s broker through an Authorized Participant. Consequently, purchase orders placed through an Authorized Participant may result in additional charges to such investor. The funds do not expect to enter into an Authorized Participant Agreement with more than a small number of Participating Parties and/or DTC Participants.

Placement of purchase orders — To initiate an order for a creation unit, an Authorized Participant must submit to the distributor or its agent an irrevocable order to purchase certain fund shares (a “purchase order”) in proper form (as described below). Such order must be received by the distributor or its agent by the cut-off time designated by a fund. Unless otherwise indicated by the fund, orders received generally by 4:00 p.m., Eastern Time, on a Business Day, will receive that day’s NAV while orders received by the distributor or its agent generally between 4:00 p.m. and 5:30 p.m., Eastern

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Time, on a Business Day, will receive the following Business Day’s NAV. For Capital Group International Bond ETF (USD-Hedged) only, orders will be accepted by the distributor or its agent between 4:00 p.m. and 5:30 p.m., Eastern Time, on a Business Day for the following Business Day’s NAV. A purchase order is considered to be in “proper form” if: (i) a properly completed irrevocable purchase order has been submitted by the Authorized Participant (either on its own or another investor’s behalf) not later than the fund’s specified cutoff time, (ii) arrangements satisfactory to the fund are in place for payment of the cash component and any other transactions fees and taxes which may be due, and (iii) all other procedures regarding placement of a purchase order specified by the fund, the distributor or transfer agent are properly followed.

Procedures and requirements governing the delivery of the fund deposit including cutoff times are specified by a fund and/or the transfer agent (defined herein) and may change from time to time. Economic or market disruptions or changes, or telephone or other communication failure, may impede one’s ability to reach the distributor or its agent.

Purchase orders, if accepted by a fund, will be processed based on the NAV next determined after such acceptance in accordance with the fund’s cutoff times. Those placing orders to purchase creation units through an Authorized Participant should allow sufficient time to permit proper submission of the purchase order by the Authorized Participant to the distributor or its agent by the cutoff time on such Business Day. This deadline is likely to be significantly earlier than the cutoff time. The Authorized Participant must also make available, on or before the contractual settlement date, by means satisfactory to the fund, immediately available or same day funds estimated by the fund to be sufficient to pay the cash component next determined after acceptance of the purchase order, together with the applicable purchase transaction fees if imposed. Those placing orders should ascertain the applicable deadline for cash transfers by contacting the operations department of the broker or depositary institution effectuating the transfer of the cash component. Investors should be aware that an Authorized Participant may require orders for purchases of shares placed with it to be in a particular form. Economic or market disruptions or changes, or telephone or other communication failure, may impede one’s ability to reach an Authorized Participant.

Acceptance of orders for creation units — Assuming a purchase order is submitted in proper form, the funds will accept the order, subject to the funds‘ right (and the right of the distributor and the investment adviser) to reject any order until acceptance, as set forth below. Once a fund has accepted an order, upon the next determination of the net asset value of the shares, the fund will confirm the issuance of a creation unit, against receipt of payment, at such net asset value. The distributor or its agent will then transmit a confirmation of acceptance to the Authorized Participant that placed the order.

Each fund reserves the right to reject or revoke a purchase order transmitted to it by the distributor or its agent for any reason, provided that such action does not result in a suspension of sales of creation units in contravention of Rule 6c-11 and the SEC's positions thereunder. For example, a fund may reject or revoke acceptance of a creation order, including, but not limited to, when (i) the order is not in proper form; (ii) the investor(s), upon obtaining the shares ordered, would own 80% or more of the currently outstanding shares of the fund; (iii) the deposit securities delivered do not conform to the identity and number or par value of shares specified, as described above; (iv) acceptance of the fund deposit would, in the opinion of the fund, be unlawful; or (v) circumstances outside the control of the fund, the distributor or its agent and the investment adviser make it impracticable to process purchase orders. In the event a purchase order is rejected, the distributor or its agent shall notify the Authorized Participant. The funds, its transfer agent, custodian, sub-custodian(s) and distributor or its agent are under no duty, however, to give notification of any defects or irregularities in the delivery of fund deposits nor shall any of them incur any liability for failure to give such notification.

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Issuance of a creation unit — Except as provided herein or in an Authorized Participant Agreement, a creation unit will not be issued until the transfer of good title to the applicable fund of the deposit securities and the payment of the cash component have been completed.

To the extent contemplated by an Authorized Participant Agreement, each fund may issue creation units to an Authorized Participant, notwithstanding the fact that the corresponding fund deposits have not been received in part or in whole. The funds will do so in reliance on the undertaking of the Authorized Participant to deliver the missing deposit securities as soon as possible, which undertaking shall be secured by such Authorized Participant’s delivery and maintenance of a cash collateral in an amount at least equal to 105% of the daily marked to market value of the missing deposit securities (the “additional cash deposit”), which percentage may be changed by the fund from time to time. Such additional cash deposit must be delivered no later than the date and time specified by a fund or its custodian and shall be held by the custodian and marked-to-market daily. The fund may use the additional cash deposit to purchase the missing deposit securities at any time without prior notice to the Authorized Participant. Under the Authorized Participant Agreement, an Authorized Participant is subject to liability for any shortfall between the cost to the fund of purchasing such missing deposit securities and the value of collateral including, without limitation, liability for related brokerage, borrowings and other charges.

All questions as to the number of shares of each security in the deposit securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the funds, in accordance with applicable law, and the funds‘ determination shall be final and binding.

Costs associated with creation transactions — A standard creation transaction fee may be imposed to offset the transfer and other transaction costs associated with the issuance of creation units. The standard creation transaction fee may be charged to the Authorized Participant on the day such Authorized Participant creates a creation unit, and is the same, regardless of the number of creation units purchased by the Authorized Participant on the applicable Business Day. However, a fund may increase the standard creation transaction fee for administration and settlement of custom orders requiring additional administrative processing by the fund’s custodian. If a purchase consists solely or partially of cash, the Authorized Participant may also be required to cover certain brokerage, tax, foreign exchange, execution, price movement and other costs and expenses related to the execution of trades resulting from such transaction (which may, in certain instances, be based on a good faith estimate of transaction costs). Authorized Participants will also bear the costs of transferring the deposit securities to the funds. Transaction fees are subject to change and certain fees/costs associated with creation transactions are subject to change and may be waived in certain circumstances. To the extent a creation transaction fee is not charged, certain costs may be borne by a relevant fund. Investors who use the services of a broker or other financial intermediary to acquire fund shares may be charged a fee for such services. The funds‘ standard creation transaction fees are set forth in the table below:

Fund	Fixed Fee (In Kind)	Fixed Fee (In Cash)
Capital Group Core Bond ETF	$250	$100
Capital Group Core Plus Income ETF	$250	$100
Capital Group International Bond ETF (USD-Hedged)	$250	$100
Capital Group Municipal High-Income ETF	$250	$100
Capital Group Municipal Income ETF	$250	$100
Capital Group Short Duration Income ETF	$250	$100
Capital Group Short Duration Municipal Income ETF	$250	$100
Capital Group Ultra Short Income ETF	$250	$100
Capital Group U.S. Multi-Sector Income ETF	$250	$100

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Redemption of creation units — A fund’s shares may be redeemed by Authorized Participants only in creation units at their NAV next determined after receipt of a redemption request in proper form by the distributor or its agent and only on a Business Day. A fund will generally not redeem shares in amounts less than creation units. There can be no assurance, however, that there will be sufficient liquidity in the secondary market at any time to permit assembly of a creation unit. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of shares to constitute a creation unit that could be redeemed by an Authorized Participant. The beneficial owners also may sell shares in the secondary market.

A fund generally redeems creation units for fund securities and the cash amount. “Fund securities” means the designated portfolio of securities that will be applicable to redemption requests received in proper form on that day. “Cash amount” means an amount of cash equal to the difference between the net asset value of the shares being redeemed, as next determined after the receipt of a redemption request in proper form, and the value of fund securities. Procedures and requirements governing redemption transactions are set forth in the Authorized Participant Agreement and may change from time to time. Unless cash redemptions are available or specified for a fund, the redemption proceeds for a creation unit generally consist of fund securities, plus the cash amount, and if imposed, less a redemption transaction fee (as described below).

A fund's transfer agent, through the NSCC, makes available on each Business Day, prior to the opening of business on the listing exchange (currently 9:30 a.m. Eastern Time), the identity of the fund securities and cash amount that will be applicable (based on information as of the end of the previous Business Day for the funds and subject to possible amendment or correction) to redemption requests received in proper form on that day. Such fund securities and the cash amount (each subject to possible amendment or correction or adjustment as described below) are applicable to redemptions of creation units until such time as the next announced composition of the fund securities and cash amount is made available. Fund securities received on redemption may not be identical to deposit securities that are applicable to creations of creation units. The funds reserve the right to deliver nonconforming (i.e., custom) fund securities. All questions as to the composition of the in-kind redemption basket to be included in the fund securities will be determined by the funds, in accordance with applicable law, and the funds‘ determination will be final and binding.

A fund may, in its sole discretion, substitute a “cash in lieu” amount or a different security (or instrument) to replace any fund security in certain circumstances, including: (i) when the delivery of a fund security to the Authorized Participant (or to an investor on whose behalf the Authorized Participant is acting) would be restricted under applicable securities or other local laws; (ii) when a fund security is not eligible for transfer through DTC or the Clearing Process or due to a trading restriction; (iii) when the delivery of a fund security to the Authorized Participant would result in the disposition of the fund security by the Authorized Participant due to restrictions under applicable securities or other local laws; (iv) when the delivery of a fund security to the Authorized Participant would result in unfavorable tax treatment; (v) when a fund security cannot be settled or otherwise delivered in time to facilitate an in-kind redemption; or (vi) in certain other situations. The amount of cash paid out in such cases will be equivalent to the value of the substituted security listed as a fund security. If the fund securities have a value greater than the NAV of the shares, a compensating cash payment equal to the difference is required to be made by or through an Authorized Participant by the redeeming shareholder. The funds generally redeem creation units for fund securities but reserves the right to utilize a cash option for redemption of creation units.

Cash redemption method — When partial or full cash redemptions of creation units are available or specified for a fund, they will be effected in essentially the same manner as in-kind redemptions thereof. In the case of partial or full cash redemption, the Authorized Participant receives the cash

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equivalent of the fund securities it would otherwise receive through an in-kind redemption, plus the same cash amount to be paid to an in-kind redeemer.

Placement of redemption orders — To place an order to redeem a creation unit, an Authorized Participant must submit an irrevocable order to redeem shares of a fund, in proper form (as described below). Such order must be received by the distributor or its agent no later than the cut-off time designated by the fund. Unless otherwise indicated by the fund, orders received generally by 4:00 p.m., Eastern Time, on a Business Day, will receive that day’s NAV while orders received by the distributor or its agent generally between 4:00 p.m. and 5:30 p.m., Eastern Time, on a Business Day, will receive the following Business Day’s NAV. For Capital Group International Bond ETF (USD-Hedged) only, orders will be accepted by the distributor or its agent between 4:00 p.m. and 5:30 p.m., Eastern Time, on a Business Day for the following Business Day’s NAV. Orders must be transmitted in such form and by such transmission method acceptable to the fund’s transfer agent or distributor, pursuant to the procedures specified by the fund, which procedures may change from time to time.

Investors other than Authorized Participants are responsible for making arrangements for a redemption request to be made through an Authorized Participant. Investors should be aware that their particular broker may not have executed an Authorized Participant Agreement and that, therefore, requests to redeem creation units may have to be placed by the investor’s broker through an Authorized Participant who has executed an Authorized Participant Agreement. At any time, only a limited number of broker-dealers will have an Authorized Participant Agreement in effect. Investors making a redemption request should be aware that such request must be in the form specified by such Authorized Participant. Investors making a request to redeem creation units should allow sufficient time to permit proper submission of the request by an Authorized Participant and transfer of the shares to the fund’s transfer agent; such investors should allow for the additional time that may be required to effect redemptions through their banks, brokers or other financial intermediaries if such intermediaries are not Authorized Participants.

A redemption request is considered to be in “proper form” if: (i) an Authorized Participant has transferred or caused to be transferred to the fund’s transfer agent the creation unit redeemed through the book-entry system of DTC so as to be effective by the listing exchange closing time on any Business Day on which the redemption request is submitted; (ii) a request in form satisfactory to the fund is received by the distributor or its agent from the Authorized Participant on behalf of itself or another redeeming investor within the time periods specified above; and (iii) all other procedures specified by the fund, the distributor or transfer agent are properly followed.

The tender of an investor’s shares for redemption and the distribution of the securities and/or cash included in the redemption payment made in respect of creation units redeemed will be made through DTC and the relevant Authorized Participant to the beneficial owner thereof as recorded on the book-entry system of DTC or the DTC Participant through which such investor holds, as the case may be, or by such other means specified by the Authorized Participant submitting the redemption request. A redeeming Authorized Participant, whether on its own account or acting on behalf of a beneficial owner, must maintain appropriate security arrangements with a qualified broker-dealer, bank or other custody providers in each jurisdiction in which any of the portfolio securities are customarily traded, to which account such portfolio securities will be delivered.

An Authorized Participant that is not a “qualified institutional buyer,” as such term is defined under Rule 144A of the 1933 Act, will not be able to receive securities that are restricted securities eligible for resale under Rule 144A.

To the extent contemplated by an Authorized Participant Agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the creation unit to be redeemed to a fund at or prior to the date and time specified by the fund or its

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custodian, the distributor or its agent may accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible. Such undertaking shall be secured by the Authorized Participant’s delivery and maintenance of a cash collateral in an amount at least equal to 105% of the daily marked to market value of any undelivered fund shares (the “additional redemption cash amount”), which percentage may be changed by the fund from time to time. Such additional redemption cash amount must be delivered no later than the date and time specified by the fund or its custodian and shall be held by the custodian and marked-to-market daily. The fund may use the additional redemption cash deposit to purchase the missing deposit securities at any time without prior notice to the Authorized Participant.

The fees of the custodian and any sub-custodians in respect of the delivery, maintenance and redelivery of the collateral shall be payable by the Authorized Participant. The Authorized Participant Agreement permits the funds to acquire their shares and subjects the Authorized Participant to liability for any shortfall between the aggregate of the cost to the funds of purchasing such shares, plus the value of the cash amount, and the value of the collateral together with liability for related brokerage, borrowings and other charges.

The right of redemption may be suspended or the date of payment postponed with respect to a fund: (i) for any period during which the listing exchange is closed (other than customary weekend and holiday closings); (ii) for any period during which trading on the listing exchange is suspended or restricted; (iii) for any period during which an emergency exists as a result of which disposal of the shares of the fund’s portfolio securities or determination of its net asset value is not reasonably practicable; or (iv) in such other circumstance as is permitted by the SEC. In addition, because certain of the funds‘ portfolio securities may trade on an exchange that is open when the listing exchange is closed, events may occur that impact the NAV of the funds when shareholders may not be able to redeem their fund shares or purchase or sell fund shares on the listing exchange.

An Authorized Participant submitting a redemption request is deemed to make certain representations to an applicable fund. The funds reserve the right to verify these representations at its discretion, and will typically require verification with respect to a redemption request from the funds in connection with higher levels of redemption activity and/or short interest in the funds. If the Authorized Participant, upon receipt of a verification request, does not provide sufficient verification of its representations as determined by a relevant fund, the redemption request will not be considered to have been received in proper form, and may be rejected by the fund.

Costs associated with redemption transactions — A standard redemption transaction fee may be imposed to offset transfer and other transaction costs that may be incurred by the funds associated with the redemption of creation units. The standard redemption transaction fee may be charged to the Authorized Participant on the day such Authorized Participant redeems a creation unit and is the same regardless of the number of creation units redeemed by an Authorized Participant on the applicable Business Day. However, the funds may increase the standard redemption transaction fee for administration and settlement of custom orders requiring additional administrative processing by such custodian. If a redemption consists solely or partially of cash, the Authorized Participant may also be required to cover (up to the maximum amount shown below) certain brokerage, tax, foreign exchange, execution, price movement and other costs and expenses related to the execution of trades resulting from such transaction (which may, in certain instances, be based on a good faith estimate of transaction costs). Authorized Participants will also bear the costs of transferring the fund securities from the funds to their account on their order. Transaction fees are subject to change and certain fees/costs associated with redemption transactions may be waived in certain circumstances. To the extent a redemption transaction fee is not charged, certain costs may be borne by a relevant fund. Investors who use the services of a broker or other financial intermediary to dispose of the fund shares may be charged a fee for such services. The funds‘ standard creation unit redemption fees and maximum additional charges (as described above) are set forth in the table below:

Capital Group Fixed Income ETF Trust — Page 89

Fund	Fixed Fee (In Kind)	Fixed Fee (In Cash)	Maximum additional charge*
Capital Group Core Bond ETF	$250	$100	2%
Capital Group Core Plus Income ETF	$250	$100	2%
Capital Group International Bond ETF (USD-Hedged)	$250	$100	2%
Capital Group Municipal High-Income ETF	$250	$100	2%
Capital Group Municipal Income ETF	$250	$100	2%
Capital Group Short Duration Income ETF	$250	$100	2%
Capital Group Short Duration Municipal Income ETF	$250	$100	2%
Capital Group Ultra Short Income ETF	$250	$100	2%
Capital Group U.S. Multi-Sector Income ETF	$250	$100	2%

* As a percentage of the net asset value per creation unit redeemed, inclusive of the fixed redemption transaction fee (if imposed).

Custom baskets — Creation and Redemption baskets may differ and a fund may accept “custom baskets.” A custom basket may include any of the following: (i) a basket that is composed of a non-representative selection of the fund’s portfolio holdings; or (ii) a representative basket that is different from the initial basket used in transactions on the same business day. Each fund has adopted policies and procedures that govern the construction and acceptance of baskets, including heightened requirements for certain types of custom baskets. Such policies and procedures provide the parameters for the construction and acceptance of custom baskets that are in the best interests of each fund and its shareholders, establish processes for revisions to, or deviations from, such parameters, and specify the titles and roles of the employees of the investment adviser who are required to review each custom basket for compliance with those parameters. In addition, when constructing custom baskets for redemptions, the tax efficiency of a relevant fund may be taken into account. The policies and procedures distinguish among different types of custom baskets that may be used and impose different requirements for different types of custom baskets in order to seek to mitigate against potential risks of conflicts and/or overreaching by an Authorized Participant.

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Determination of net asset value

All portfolio securities of a fund are valued, and the net asset value per share is determined, as indicated below. The fund follows standard industry practice by typically reflecting changes in their holdings of portfolio securities on the first business day following a portfolio trade.

Equity securities, including depositary receipts, exchange-traded funds, and certain convertible preferred stocks that trade on an exchange or market, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more inputs that may include, among other things, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, underlying equity of the issuer, interest rate volatilities, spreads and other relationships observed in the markets among comparable securities and proprietary pricing models such as yield measures calculated using factors such as cash flows, prepayment information, default rates, delinquency and loss assumptions, financial or collateral characteristics or performance, credit enhancements, liquidation value calculations, specific deal information and other reference data.

Forward currency contracts are valued based on the spot and forward exchange rates obtained from a third-party pricing vendor.

Futures contracts are generally valued at the official settlement price of, or the last reported sale price on, the principal exchange or market on which such instruments are traded, as of the close of business on the day the contracts are being valued or, lacking any sales, at the last available bid price.

Swaps, including interest rate swaps, total return swaps and positions in credit default swap indices, are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, other reference data, and terms of the contract.

Options are valued using market quotations or valuations provided by one or more pricing vendors. Similar to futures, options may also be valued at the official settlement price if listed on an exchange.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are valued at fair value as determined in good faith under fair value guidelines adopted by the investment adviser and approved by the fund’s board. Subject to board oversight, the fund’s board has designated the fund’s investment adviser to make fair valuation determinations, which are directed by a valuation committee established by the fund’s investment adviser. The board receives regular reports describing fair-valued securities and the valuation methods used.

As a general principle, these guidelines consider relevant company, market and other data and considerations to determine the price that a fund might reasonably expect to receive if such fair valued securities were sold in an orderly transaction. Fair valuations involve judgment and may differ materially from valuations that would have been used had greater market activity occurred. The investment adviser's valuation committee considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as

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the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities and transactions, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security and changes in overall market conditions. The valuation committee employs additional fair value procedures to address issues related to equity securities that trade principally in markets outside the United States. Such securities may trade in markets that open and close at different times, reflecting time zone differences. If significant events occur after the close of a market (and before a fund’s net asset values are next determined) which affect the value of equity securities held in the fund’s portfolio, appropriate adjustments from closing market prices may be made to reflect these events. Events of this type could include, for example, earthquakes and other natural disasters or significant price changes in other markets (e.g., U.S. stock markets).

Assets or liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars, prior to the next determination of the net asset value of each fund’s shares, at the exchange rates obtained from a third-party pricing vendor.

The value of the net assets so obtained for the fund is then divided by the total number of shares outstanding, and the result, rounded to the nearest cent, is the net asset value per share for the fund.

Each fund’s most-recently calculated net asset value per share is available on the website at capitalgroup.com/etf.

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Taxes and distributions

Disclaimer: Some of the following information may not apply to certain shareholders, including those holding fund shares in a tax-deferred account, such as a retirement plan or education savings account. Shareholders should consult their tax advisors about the application of federal, state and local tax law in light of their particular situation.

Taxation as a regulated investment company — A fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Code, so that it will not be liable for federal tax on income and capital gains distributed to shareholders. In order to qualify as a regulated investment company, and avoid being subject to federal income taxes, a fund intends to distribute substantially all of its net investment income and realized net capital gains on a fiscal year basis, and intends to comply with other tests applicable to regulated investment companies under Subchapter M.

The Code includes savings provisions allowing a fund to cure inadvertent failures of certain qualification tests required under Subchapter M. However, should a fund fail to qualify under Subchapter M, a fund would be subject to federal, and possibly state, corporate taxes on its taxable income and gains.

Amounts not distributed by a fund on a timely basis in accordance with a calendar year distribution requirement may be subject to a nondeductible 4% excise tax. Unless an applicable exception applies, to avoid the tax, a fund must distribute during each calendar year an amount equal to the sum of (a) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (b) at least 98.2% of its capital gains in excess of its capital losses for the twelve month period ending on October 31, and (c) all ordinary income and capital gains for previous years that were not distributed during such years and on which a fund paid no U.S. federal income tax.

Dividends paid by a fund from ordinary income or from an excess of net short-term capital gain over net long-term capital loss are taxable to shareholders as ordinary income dividends. Shareholders of the fund that are individuals and meet certain holding period requirements with respect to their fund shares may be eligible for reduced tax rates on ”qualified dividend income,“ if any, distributed by the fund to such shareholders. In the event the fund's distribution of net investment income exceeds its earnings and profits for tax purposes, a portion of such distribution may be classified as return of capital. Returns of capital distributions decrease your cost basis and are not taxable until your cost basis has been reduced to zero. If your cost basis is zero, returns of capital distributions are treated as capital gains.

A fund may declare a capital gain distribution consisting of the excess of net realized long-term capital gains over net realized short-term capital losses. Net capital gains for a fiscal year are computed by taking into account any capital loss carryforward of a fund from the previous year.

A fund may retain a portion of net capital gain for reinvestment and may elect to treat such capital gain as having been distributed to shareholders of the fund. Shareholders may receive a credit for the tax that the fund paid on such undistributed net capital gain and would increase the basis in their shares of the fund by the difference between the amount of includible gains and the tax deemed paid by the shareholder.

Distributions of net capital gain that a fund properly reports as a capital gain distribution generally will be taxable as long-term capital gain, regardless of the length of time the fund shares have been held by a shareholder. Any loss realized upon the sale of shares held at the time of sale for six months or less from the date of their purchase will be treated as a long-term capital loss to the extent of any capital gain distributions (including any undistributed amounts treated as distributed capital gains, as described above) during such six-month period.

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Capital gain distributions by the funds result in a reduction in the net asset value of the fund shares. Investors should consider the tax implications of buying shares just prior to a capital gain distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will subsequently receive a partial return of their investment capital upon payment of the distribution, which will be taxable to them.

Certain distributions reported by the funds as Section 163(j) interest dividends may be treated as interest income by shareholders for purposes of the tax rules applicable to interest expense limitations under Section 163(j) of the Code. Such treatment by the shareholder is generally subject to holding period requirements and other potential limitations, although the holding period requirements are generally not applicable to dividends declared by money market funds and certain other funds that declare dividends daily and pay such dividends on a monthly or more frequent basis. The amount that a fund is eligible to report as a Section 163(j) dividend for a tax year is generally limited to the excess of the fund’s business interest income over the sum of the fund’s (i) business interest expense and (ii) other deductions properly allocable to the fund’s business interest income.

Sales of fund shares — Sales of shares may result in federal, state and local tax consequences (gain or loss) to the shareholder. Any loss realized on a sale of shares of a fund will be disallowed to the extent substantially identical shares are reacquired within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of. Any loss disallowed under this rule will be added to the shareholder’s tax basis in the new shares purchased.

Tax consequences applicable to Capital Group Municipal High-Income ETF, Capital Group Municipal Income ETF and Capital Group Short Duration Municipal Income ETF only — Interest on the municipal securities purchased by the fund is believed to be free from regular federal income tax based on opinions issued by bond counsel. However, there is no guarantee that the opinion is correct or that the IRS will agree with the opinion. If interest on a municipal security is not free from regular federal income tax, then the interest on that security would become taxable. If this were to happen, dividends derived from this interest may be taxable to shareholders.

By meeting certain requirements of the Code, the fund qualifies to pay exempt-interest dividends to shareholders. These exempt-interest dividends are derived from interest income exempt from regular federal income tax, and are not subject to regular federal income tax when they are distributed to fund shareholders. In addition, to the extent that exempt-interest dividends are derived from interest on obligations of a state or its political subdivisions, or from interest on qualifying U.S. territorial obligations (including qualifying obligations of Puerto Rico, the U.S. Virgin Islands or Guam), they also may be exempt from that state’s personal income taxes.

Distributions paid by a tax-exempt fund that are designated as exempt-interest dividends will not be subject to regular federal income tax. Exempt-interest dividends paid by the fund will be reported to both the IRS and shareholders of the fund.

Private activity bonds are bonds that, although federally tax-exempt, are used for purposes other than those generally performed by governmental units and that benefit nongovernmental entities. Interest on certain private activity bonds, while exempt from regular federal income tax, is a preference item for taxpayers when determining their alternative minimum tax under the Code and under the income tax provisions of several states.

The price of a bond purchased after its original issuance may reflect market discount which, depending on the particular circumstances, may result in the fund recognizing taxable ordinary income. In determining whether a bond is purchased with market discount, certain de minimis rules apply.

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Any loss realized on the sale of fund shares held for six months or less may be disallowed to the extent of any distributions treated as exempt-interest dividends with respect to the shares.

Tax consequences of investing in non-U.S. securities — Dividend and interest income received by the funds from sources outside the United States may be subject to withholding and other taxes imposed by such foreign jurisdictions. Tax conventions between certain countries and the United States, however, may reduce or eliminate these foreign taxes. Some foreign countries impose taxes on capital gains with respect to investments by foreign investors.

If more than 50% of the value of the total assets of a fund at the close of the taxable year consists of securities of foreign corporations, the fund may elect to pass through to shareholders the foreign taxes paid by the fund. If such an election is made, shareholders may claim a credit or deduction on their federal income tax returns for, and will be required to treat as part of the amounts distributed to them, their pro rata portion of qualified taxes paid by the fund to foreign countries. The application of the foreign tax credit depends upon the particular circumstances of each shareholder.

Foreign currency gains and losses, including the portion of gain or loss on the sale of debt securities attributable to fluctuations in foreign exchange rates, are generally taxable as ordinary income or loss. These gains or losses may increase or decrease the amount of dividends payable by the funds to shareholders. A fund may elect to treat gain and loss on certain foreign currency contracts as capital gain and loss instead of ordinary income or loss.

If a fund invests in stock of certain passive foreign investment companies (PFICs), the fund intends to mark-to-market these securities and recognize any gains at the end of its fiscal and excise tax years. Deductions for losses are allowable only to the extent of any previously recognized gains. Both gains and losses will be treated as ordinary income or loss, and the fund is required to distribute any resulting income. If the fund is unable to identify an investment as a PFIC security and thus does not make a timely mark-to-market election, the fund may be subject to adverse tax consequences.

Tax consequences of investing in derivatives — A fund may enter into transactions involving derivatives, such as futures, swaps, options and forward contracts. Special tax rules may apply to these types of transactions that could defer losses to the fund, accelerate the fund’s income, alter the holding period of certain securities or change the classification of capital gains. These tax rules may therefore impact the amount, timing and character of fund distributions.

Creations and redemptions of creation units — An Authorized Participant who exchanges securities for creation units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the creation units at the time and the sum of the exchanger’s aggregate basis in the securities surrendered plus the amount of cash paid for such creation units. A person who redeems creation units will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the creation units and the sum of the aggregate market value of any securities received plus the amount of any cash received for such creation units. The IRS, however, may assert that a loss realized upon an exchange of securities for creation units cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax advisor with respect to whether the wash sale rules apply and when a loss might be deductible.

Any capital gain or loss realized upon the creation of creation units will generally be treated as long-term capital gain or loss if the securities exchanged for such creation units have been held for more than one year. Any capital gain or loss realized upon the redemption of creation units will generally be treated as long-term capital gain or loss if a fund share comprising the creation units have been held for more than one year. Otherwise, such capital gains or losses will generally be treated as short term capital gain or loss. Any loss upon a redemption of creation units held for six (6) months or less will be

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treated as a long-term capital loss to the extent of any amounts treated as distributions to the applicable Authorized Participant of long-term capital gain with respect to the creation units (including any amounts credited to the Authorized Participant as undistributed capital gains).

A fund has the right to reject an order for creation units if the purchaser (or group of purchasers) would, upon obtaining the Shares so ordered, own 80% or more of the outstanding shares of the fund and if, pursuant to sections 351 and 362 of the Code, the fund would have a basis in the deposit securities different from the market value of such securities on the date of deposit. A fund also has the right to require information necessary to determine beneficial share ownership for purposes of the 80% determination. If the fund does issue creation units to a purchaser (or group of purchasers) that would, upon obtaining the fund shares so ordered, own 80% or more of the outstanding shares of the fund, the purchaser (or group of purchasers) may not recognize gain or loss upon the exchange of securities for creation units. If a fund redeems creation units in cash, it may recognize more capital gains than it will if it redeems creation units in-kind.

Discount — Certain bonds acquired by the fund, such as zero coupon bonds, may be treated as bonds that were originally issued at a discount. Original issue discount represents interest for federal income tax purposes and is generally defined as the difference between the price at which a bond was issued (or the price at which it was deemed issued for federal income tax purposes) and its stated redemption price at maturity. Original issue discount is treated for federal income tax purposes as tax exempt income earned by a fund over the term of the bond, and therefore is subject to the distribution requirements of the Code. The annual amount of income earned on such a bond by a fund generally is determined on the basis of a constant yield to maturity which takes into account the semiannual compounding of accrued interest (including original issue discount). Certain bonds acquired by the fund may also provide for contingent interest and/or principal. In such a case, rules similar to those for original issue discount bonds would require the accrual of income based on an assumed yield that may exceed the actual interest payments on the bond.

Some of the bonds may be acquired by a fund on the secondary market at a discount which exceeds the original issue discount, if any, on such bonds. This additional discount constitutes market discount for federal income tax purposes. Any gain recognized on the disposition of any bond having market discount generally will be treated as taxable ordinary income to the extent it does not exceed the accrued market discount on such bond (unless a fund elects to include market discount in income in the taxable years to which it is attributable). Realized accrued market discount on obligations that pay tax-exempt interest is nonetheless taxable. Generally, market discount accrues on a daily basis for each day the bond is held by a fund at a constant rate over the time remaining to the bond’s maturity. In the case of any debt instrument having a fixed maturity date of not more than one year from date of issue, the gain realized on disposition will be treated as short-term capital gain. Some of the bonds acquired by a fund with a fixed maturity date of one year or less from the date of their issuance may be treated as having original issue discount or, in certain cases, “acquisition discount” (generally, the excess of a bond’s stated redemption price at maturity over its acquisition price). A fund will be required to include any such original issue discount or acquisition discount in taxable ordinary income. The rate at which such acquisition discount and market discount accrues, and is thus included in a fund’s investment company taxable income, will depend upon which of the permitted accrual methods the fund elects.

Other tax considerations — After the end of each calendar year, individual shareholders holding a fund’s shares in taxable accounts will receive a statement of the federal income tax status of all distributions. Shareholders of a fund also may be subject to state and local taxes on distributions received from the fund.

A shareholder’s cost basis information will be provided on the sale of any of the shareholder’s shares, subject to certain exceptions for exempt recipients. Please contact the broker (or other nominee) that holds your shares with respect to reporting of cost basis and available elections for your account.

Capital Group Fixed Income ETF Trust — Page 96

Under the backup withholding provisions of the Code, a shareholder may be subject to a withholding federal income tax on all payments made to the shareholder if the shareholder either does not provide the shareholder’s correct taxpayer identification number or fails to certify that the shareholder is not subject to backup withholding. Backup withholding also applies if the IRS notifies the shareholder that the taxpayer identification number provided by the shareholder is incorrect or that the shareholder has previously failed to properly report interest or dividend income.

The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. persons (i.e., U.S. citizens and legal residents and U.S. corporations, partnerships, trusts and estates). Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of a fund, including the possibility that such a shareholder may be subject to U.S. withholding.

Capital Group Fixed Income ETF Trust — Page 97

General information

Custodian of assets — Securities and cash owned by a fund, including proceeds from the sale of shares of the fund and of securities in the fund’s portfolio, are held by State Street Bank and Trust Company, One Lincoln Street, Boston, MA 02111, as custodian. If the fund holds securities of issuers outside the United States, the custodian may hold these securities pursuant to subcustodial arrangements in banks outside the United States or branches of U.S. banks outside the United States.

Transfer agent services — State Street Bank and Trust Company (the “transfer agent”), One Lincoln Street, Boston, MA 02111, serves as the transfer agent for each fund.

Independent registered public accounting firm — PricewaterhouseCoopers LLP, 601 South Figueroa Street, Los Angeles, CA 90017, serves as the trust’s independent registered public accounting firm, providing audit services and review of certain documents to be filed with the SEC. The financial statements and financial highlights of the fund included in this statement of additional information that are from the fund's Form N-CSR for the most recent fiscal year have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements and financial highlights are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. The selection of the trust’s independent registered public accounting firm is reviewed and determined annually by the board of trustees.

Independent legal counsel — Dechert LLP, 45 Fremont Street, 26th Floor, San Francisco, CA 94105-2223, serves as independent legal counsel (“counsel”) for the trust and for independent trustees in their capacities as such. A determination with respect to the independence of the trust’s counsel will be made at least annually by the independent trustees of the fund, as prescribed by applicable 1940 Act rules.

Prospectuses, reports to shareholders and proxy statements — The funds’ fiscal year ends on December 31. Shareholders are provided updated summary prospectuses annually and at least semi-annually with reports showing the fund's expenses, key statistics, holdings information and investment results (annual report only). The fund’s annual financial statements are audited by the fund’s independent registered public accounting firm, PricewaterhouseCoopers LLP. In addition, shareholders may also receive proxy statements for the trust.

Codes of ethics — The trust and Capital Research and Management Company and its affiliated companies, including the trust’s distributor, have adopted codes of ethics that allow for personal investments, including securities in which the fund may invest from time to time. These codes include a ban on acquisitions of securities pursuant to an initial public offering; restrictions on acquisitions of private placement securities; preclearance and reporting requirements; review of duplicate confirmation statements; annual recertification of compliance with codes of ethics; blackout periods on personal investing for certain investment personnel; ban on short-term trading profits for investment personnel; limitations on service as a director of publicly traded companies; disclosure of personal securities transactions; and policies regarding political contributions.

Capital Group Fixed Income ETF Trust — Page 98

Appendix

The following descriptions of debt security ratings are based on information provided by Moody’s Investors Service, S&P Global Ratings and Fitch Ratings, Inc.

Description of bond ratings

Moody’s
Long-term rating scale

Aaa
Obligations rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk.

Aa
Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A
Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa
Obligations rated Baa are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

Ba
Obligations rated Ba are judged to be speculative and are subject to substantial credit risk.

B
Obligations rated B are considered speculative and are subject to high credit risk.

Caa
Obligations rated Caa are judged to be speculative and of poor standing and are subject to very high credit risk.

Ca
Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C
Obligations rated C are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category. Additionally, a “(hyb)” indicator is appended to all ratings of hybrid securities issued by banks, insurers, finance companies and securities firms.

Capital Group Fixed Income ETF Trust — Page 99

S&P Global Ratings
Long-term issue credit ratings

AAA
An obligation rated AAA has the highest rating assigned by S&P Global Ratings. The obligor’s capacity to meet its financial commitments on the obligation is extremely strong.

AA
An obligation rated AA differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitments on the obligation is very strong.

A
An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitments on the obligation is still strong.

BBB
An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken the obligor’s capacity to meet its financial commitments on the obligation.

BB, B, CCC, CC, and C

Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB
An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitments on the obligation.

B
An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitments on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitments on the obligation.

CCC
An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitments on the obligation.

CC
An obligation rated CC is currently highly vulnerable to nonpayment. The CC rating is used when a default has not occurred, but S&P Global Ratings expects default to be a virtual certainty, regardless of the anticipated time to default.

Capital Group Fixed Income ETF Trust — Page 100

C
An obligation rated C is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared with obligations that are rated higher.

D
An obligation rated D is in default or in breach of an imputed promise. For non-hybrid capital instruments, the D rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within the next five business days in the absence of a stated grace period or within the earlier of the stated grace period or the next 30 calendar days. The D rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. A rating on an obligation is lowered to D if it is subject to a distressed debt restructuring.

Plus (+) or minus (–)

The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

NR

Indicates that a rating has not been assigned or is no longer assigned.

Capital Group Fixed Income ETF Trust — Page 101

Fitch Ratings, Inc.
Long-term credit ratings

AAA
Highest credit quality. AAA ratings denote the lowest expectation of default risk. They are assigned only in case of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA
Very high credit quality. AA ratings denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A
High credit quality. A ratings denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB
Good credit quality. BBB ratings indicate that expectations of default risk are low. The capacity for payment of financial commitments is considered adequate but adverse changes in circumstances and economic conditions are more likely to impair this capacity.

BB
Speculative. BB ratings indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial flexibility exists which supports the servicing of financial commitments.

B
Highly speculative. B ratings indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.

CCC
Substantial credit risk. Default is a real possibility.

CC
Very high levels of credit risk. Default of some kind appears probable.

C
Exceptionally high levels of credit risk. Default is imminent or inevitable, or the issuer is in standstill. Conditions that are indicative of a C category rating for an issuer include:

· The issuer has entered into a grace or cure period following nonpayment of a material financial obligation;

· The issuer has entered into a temporary negotiated waiver or standstill agreement following a payment default on a material financial obligation; or

· Fitch Ratings otherwise believes a condition of RD or D to be imminent or inevitable, including through the formal announcement of a distressed debt exchange.

Capital Group Fixed Income ETF Trust — Page 102

RD
Restricted default. RD ratings indicate an issuer that in Fitch Ratings’ opinion has experienced an uncured payment default on a bond, loan or other material financial obligation but which has not entered into bankruptcy filings, administration, receivership, liquidation or other formal winding up procedure, and which has not otherwise ceased operating. This would include:

· The selective payment default on a specific class or currency of debt;

· The uncured expiry of any applicable grace period, cure period or default forbearance period following a payment default on a bank loan, capital markets security or other material financial obligation;

· The extension of multiple waivers or forbearance periods upon a payment default on one or more material financial obligations, either in series or in parallel; or

· Execution of a distressed debt exchange on one or more material financial obligations.

D
Default. D ratings indicate an issuer that in Fitch Ratings’ opinion has entered into bankruptcy filings, administration, receivership, liquidation or other formal winding up procedure, or which has otherwise ceased business.

Default ratings are not assigned prospectively to entities or their obligations; within this context, nonpayment on an instrument that contains a deferral feature or grace period will generally not be considered a default until after the expiration of the deferral or grace period, unless a default is otherwise driven by bankruptcy or other similar circumstance, or by a distressed debt exchange.

Imminent default typically refers to the occasion where a payment default has been intimated by the issuer, and is all but inevitable. This may, for example, be where an issuer has missed a scheduled payment, but (as is typical) has a grace period during which it may cure the payment default. Another alternative would be where an issuer has formally announced a distressed debt exchange, but the date of the exchange still lies several days or weeks in the immediate future.

In all cases, the assignment of a default rating reflects the agency’s opinion as to the most appropriate rating category consistent with the rest of its universe of ratings, and may differ from the definition of default under the terms of an issuer’s financial obligations or local commercial practice.

Note: The modifiers “+” or “–” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the AAA long-term rating category, or to categories below B.

Capital Group Fixed Income ETF Trust — Page 103

Description of commercial paper ratings

Moody’s

Global short-term rating scale

P-1

Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2

Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3

Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP

Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

S&P Global Ratings

Commercial paper ratings (highest three ratings)

A-1

A short-term obligation rated A-1 is rated in the highest category by S&P Global Ratings. The obligor’s capacity to meet its financial commitments on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitments on these obligations is extremely strong.

A-2

A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitments on the obligation is satisfactory.

A-3

A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken an obligor's capacity to meet its financial commitments on the obligation.

Capital Group Fixed Income ETF Trust — Page 104

Capital Group Core Bond ETF
Investment portfolio December 31, 2024

Bonds, notes & other debt instruments 97.28%		Principal amount (000)	Value (000)
Mortgage-backed obligations 39.91%
Federal agency mortgage-backed obligations 30.26%
	Fannie Mae Pool #CA6078 2.50% 6/1/2050[1]	USD2,952	$2,412
	Fannie Mae Pool #FS3550 2.50% 1/1/2051[1]	954	780
	Fannie Mae Pool #FS5929 2.50% 1/1/2051[1]	509	416
	Fannie Mae Pool #BQ7729 2.50% 3/1/2051[1]	1,612	1,315
	Fannie Mae Pool #CA9390 2.50% 3/1/2051[1]	991	809
	Fannie Mae Pool #BR6304 2.50% 4/1/2051[1]	24	20
	Fannie Mae Pool #FM7408 2.50% 5/1/2051[1]	1,360	1,110
	Fannie Mae Pool #FM7304 2.50% 5/1/2051[1]	924	754
	Fannie Mae Pool #CB0517 2.50% 5/1/2051[1]	638	521
	Fannie Mae Pool #FM7325 2.50% 5/1/2051[1]	548	450
	Fannie Mae Pool #BR9603 2.50% 5/1/2051[1]	19	16
	Fannie Mae Pool #FM8315 2.50% 7/1/2051[1]	983	807
	Fannie Mae Pool #BQ0991 2.50% 7/1/2051[1]	496	405
	Fannie Mae Pool #CB1295 2.00% 8/1/2051[1]	2,870	2,250
	Fannie Mae Pool #CB1394 2.50% 8/1/2051[1]	951	776
	Fannie Mae Pool #BU0341 2.50% 9/1/2051[1]	24	20
	Fannie Mae Pool #MA4465 2.00% 11/1/2051[1]	3,561	2,789
	Fannie Mae Pool #CB2211 2.50% 11/1/2051[1]	3,940	3,223
	Fannie Mae Pool #FM9481 2.50% 11/1/2051[1]	1,040	848
	Fannie Mae Pool #BQ7453 2.50% 11/1/2051[1]	459	378
	Fannie Mae Pool #CB2029 2.50% 11/1/2051[1]	95	78
	Fannie Mae Pool #CB2404 2.50% 12/1/2051[1]	707	576
	Fannie Mae Pool #FM9904 2.50% 12/1/2051[1]	528	431
	Fannie Mae Pool #BQ7006 2.00% 1/1/2052[1]	2,685	2,100
	Fannie Mae Pool #FS5613 2.50% 1/1/2052[1]	2,010	1,656
	Fannie Mae Pool #BU7244 2.50% 1/1/2052[1]	1,362	1,111
	Fannie Mae Pool #BU3083 2.50% 1/1/2052[1]	907	741
	Fannie Mae Pool #FS4203 2.50% 1/1/2052[1]	287	234
	Fannie Mae Pool #FS0381 2.50% 1/1/2052[1]	250	204
	Fannie Mae Pool #FS0502 2.50% 1/1/2052[1]	194	158
	Fannie Mae Pool #FS6479 2.50% 1/1/2052[1]	114	93
	Fannie Mae Pool #MA4547 2.00% 2/1/2052[1]	7,886	6,162
	Fannie Mae Pool #BT6607 2.50% 2/1/2052[1]	642	525
	Fannie Mae Pool #FS0834 2.50% 2/1/2052[1]	22	18
	Fannie Mae Pool #MA4562 2.00% 3/1/2052[1]	622	485
	Fannie Mae Pool #CB3031 2.50% 3/1/2052[1]	749	615
	Fannie Mae Pool #MA4563 2.50% 3/1/2052[1]	601	491
	Fannie Mae Pool #CB3744 2.50% 3/1/2052[1]	81	66
	Fannie Mae Pool #FS4433 2.50% 3/1/2052[1]	29	24
	Fannie Mae Pool #MA4577 2.00% 4/1/2052[1]	3,797	2,963
	Fannie Mae Pool #FS8274 2.00% 4/1/2052[1]	1,982	1,547
	Fannie Mae Pool #FS1598 2.00% 4/1/2052[1]	1,906	1,488
	Fannie Mae Pool #MA4578 2.50% 4/1/2052[1]	1,905	1,560
	Fannie Mae Pool #BV4656 2.50% 4/1/2052[1]	982	805
	Fannie Mae Pool #CB3520 2.50% 4/1/2052[1]	771	629
	Fannie Mae Pool #CB3353 2.50% 4/1/2052[1]	369	301
	Fannie Mae Pool #MA4579 3.00% 4/1/2052[1]	2,075	1,768
	Fannie Mae Pool #CB3665 2.50% 5/1/2052[1]	761	621
	Fannie Mae Pool #MA4600 3.50% 5/1/2052[1]	10,070	8,928
	Fannie Mae Pool #MA4623 2.50% 6/1/2052[1]	1,112	908
	Fannie Mae Pool #FS6034 2.50% 6/1/2052[1]	28	22
	Fannie Mae Pool #BV5623 3.00% 6/1/2052[1]	4,751	4,043
	Fannie Mae Pool #CB3891 3.00% 6/1/2052[1]	1,735	1,483
	Fannie Mae Pool #MA4626 4.00% 6/1/2052[1]	949	869
	Fannie Mae Pool #MA4651 2.00% 7/1/2052[1]	2,329	1,817
	Fannie Mae Pool #FS5493 2.50% 7/1/2052[1]	2,899	2,381
	Fannie Mae Pool #FS2239 2.50% 7/1/2052[1]	865	711
	Fannie Mae Pool #FS6130 2.50% 7/1/2052[1]	579	475
	Fannie Mae Pool #FS7879 2.50% 7/1/2052[1]	421	344
	Fannie Mae Pool #FS6631 2.50% 7/1/2052[1]	39	32
	Fannie Mae Pool #MA4654 3.50% 7/1/2052[1]	8,174	7,248
	Fannie Mae Pool #MA4743 2.50% 8/1/2052[1]	1,709	1,394
	Fannie Mae Pool #MA4768 2.50% 9/1/2052[1]	2,209	1,803

1	Capital Group Fixed Income ETF Trust

Capital Group Core Bond ETF  (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Fannie Mae Pool #MA4782 3.50% 10/1/2052[1]	USD3,133	$2,776
	Fannie Mae Pool #FS4191 5.50% 3/1/2053[1]	260	258
	Fannie Mae Pool #MA5026 3.50% 4/1/2053[1]	1,554	1,376
	Fannie Mae Pool #BY0943 4.00% 4/1/2053[1]	656	603
	Fannie Mae Pool #MA5027 4.00% 5/1/2053[1]	243	223
	Fannie Mae Pool #MA5009 5.00% 5/1/2053[1]	8,632	8,346
	Fannie Mae Pool #MA5038 5.00% 6/1/2053[1]	1,601	1,549
	Fannie Mae Pool #MA5177 4.00% 10/1/2053[1]	967	885
	Fannie Mae Pool #MA5163 4.50% 10/1/2053[1]	980	923
	Fannie Mae Pool #MA5207 4.00% 11/1/2053[1]	1,948	1,783
	Fannie Mae Pool #CB7862 6.00% 1/1/2054[1]	438	440
	Fannie Mae Pool #MA5273 6.50% 2/1/2054[1]	8,956	9,148
	Fannie Mae Pool #MA5274 7.00% 2/1/2054[1]	243	252
	Fannie Mae Pool #MA5294 5.00% 3/1/2054[1]	5,167	4,991
	Fannie Mae Pool #MA5295 6.00% 3/1/2054[1]	7,437	7,477
	Fannie Mae Pool #MA5341 4.00% 4/1/2054[1]	2,517	2,304
	Fannie Mae Pool #MA5326 4.50% 4/1/2054[1]	3,857	3,631
	Fannie Mae Pool #DB3607 4.00% 5/1/2054[1]	199	183
	Fannie Mae Pool #MA5352 5.00% 5/1/2054[1]	9,844	9,508
	Fannie Mae Pool #MA5353 5.50% 5/1/2054[1]	2,561	2,529
	Fannie Mae Pool #MA5386 4.50% 6/1/2054[1]	1,682	1,583
	Fannie Mae Pool #MA5389 6.00% 6/1/2054[1]	3,110	3,131
	Fannie Mae Pool #CB8755 6.00% 6/1/2054[1]	772	781
	Fannie Mae Pool #FS8223 6.00% 6/1/2054[1]	222	224
	Fannie Mae Pool #FS8219 6.00% 6/1/2054[1]	201	204
	Fannie Mae Pool #FS8400 6.00% 7/1/2054[1]	7,597	7,692
	Fannie Mae Pool #MA5421 6.00% 7/1/2054[1]	3,310	3,331
	Fannie Mae Pool #DB7039 6.00% 7/1/2054[1]	169	171
	Fannie Mae Pool #MA5422 6.50% 7/1/2054[1]	320	327
	Fannie Mae Pool #DB6906 6.50% 7/1/2054[1]	170	173
	Fannie Mae Pool #MA5443 5.00% 8/1/2054[1]	5,780	5,582
	Fannie Mae Pool #MA5444 5.50% 8/1/2054[1]	5,030	4,967
	Fannie Mae Pool #MA5445 6.00% 8/1/2054[1]	2,755	2,772
	Fannie Mae Pool #DB7687 6.00% 8/1/2054[1]	90	91
	Fannie Mae Pool #DB7690 6.00% 8/1/2054[1]	75	76
	Fannie Mae Pool #DC0296 6.00% 8/1/2054[1]	67	67
	Fannie Mae Pool #MA5446 6.50% 8/1/2054[1]	4,934	5,040
	Fannie Mae Pool #MA5520 3.50% 9/1/2054[1]	2,767	2,449
	Fannie Mae Pool #MA5468 4.50% 9/1/2054[1]	4,470	4,207
	Fannie Mae Pool #MA5470 5.50% 9/1/2054[1]	7,050	6,961
	Fannie Mae Pool #MA5495 4.50% 10/1/2054[1]	4,959	4,667
	Fannie Mae Pool #MA5528 4.00% 11/1/2054[1]	9,304	8,514
	Fannie Mae Pool #BF0765 3.50% 9/1/2063[1]	12,298	10,696
	Freddie Mac Pool #RA3528 2.50% 9/1/2050[1]	710	580
	Freddie Mac Pool #QB8797 2.50% 2/1/2051[1]	277	226
	Freddie Mac Pool #SD4957 2.00% 3/1/2051[1]	35,004	27,504
	Freddie Mac Pool #QC3532 2.50% 6/1/2051[1]	524	427
	Freddie Mac Pool #QC5574 2.50% 8/1/2051[1]	24	20
	Freddie Mac Pool #QC6759 2.00% 9/1/2051[1]	8,168	6,384
	Freddie Mac Pool #QC6225 2.50% 9/1/2051[1]	888	724
	Freddie Mac Pool #SD5485 2.50% 9/1/2051[1]	714	583
	Freddie Mac Pool #RA5759 2.50% 9/1/2051[1]	174	142
	Freddie Mac Pool #QC6597 2.50% 9/1/2051[1]	27	22
	Freddie Mac Pool #QC8196 2.50% 10/1/2051[1]	236	193
	Freddie Mac Pool #QC7814 2.50% 10/1/2051[1]	196	160
	Freddie Mac Pool #QC9251 2.50% 10/1/2051[1]	187	152
	Freddie Mac Pool #QD1841 2.00% 11/1/2051[1]	3,401	2,660
	Freddie Mac Pool #QC9561 2.50% 11/1/2051[1]	444	362
	Freddie Mac Pool #RA6411 2.50% 11/1/2051[1]	375	306
	Freddie Mac Pool #RA6231 2.50% 11/1/2051[1]	25	20
	Freddie Mac Pool #SD8183 2.50% 12/1/2051[1]	2,730	2,234
	Freddie Mac Pool #RA6433 2.50% 12/1/2051[1]	1,051	857
	Freddie Mac Pool #QD2923 2.50% 12/1/2051[1]	821	669

Capital Group Fixed Income ETF Trust	2

Capital Group Core Bond ETF  (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Freddie Mac Pool #SD5712 2.50% 1/1/2052[1]	USD3,405	$2,802
	Freddie Mac Pool #SD8189 2.50% 1/1/2052[1]	2,366	1,939
	Freddie Mac Pool #SD0853 2.50% 1/1/2052[1]	1,218	993
	Freddie Mac Pool #SD5892 2.00% 2/1/2052[1]	10,947	8,534
	Freddie Mac Pool #SD0902 2.50% 2/1/2052[1]	1,991	1,623
	Freddie Mac Pool #QD7219 2.50% 2/1/2052[1]	28	23
	Freddie Mac Pool #SD8199 2.00% 3/1/2052[1]	2,658	2,076
	Freddie Mac Pool #QD8010 2.00% 3/1/2052[1]	969	758
	Freddie Mac Pool #SD8200 2.50% 3/1/2052[1]	763	624
	Freddie Mac Pool #SD8204 2.00% 4/1/2052[1]	2,996	2,338
	Freddie Mac Pool #QE0312 2.00% 4/1/2052[1]	975	760
	Freddie Mac Pool #SD6498 2.50% 4/1/2052[1]	5,281	4,318
	Freddie Mac Pool #QE0800 2.50% 4/1/2052[1]	749	611
	Freddie Mac Pool #QE0521 2.50% 4/1/2052[1]	144	118
	Freddie Mac Pool #SD8212 2.50% 5/1/2052[1]	1,731	1,413
	Freddie Mac Pool #SD8213 3.00% 5/1/2052[1]	40,670	34,608
	Freddie Mac Pool #SD8220 3.00% 6/1/2052[1]	5,230	4,452
	Freddie Mac Pool #SD5368 2.50% 7/1/2052[1]	551	449
	Freddie Mac Pool #SD8225 3.00% 7/1/2052[1]	8,687	7,399
	Freddie Mac Pool #SD4520 3.50% 7/1/2052[1]	15,155	13,430
	Freddie Mac Pool #SD3117 4.00% 7/1/2052[1]	2,158	1,979
	Freddie Mac Pool #SD8234 2.50% 8/1/2052[1]	158	129
	Freddie Mac Pool #SD8237 4.00% 8/1/2052[1]	786	721
	Freddie Mac Pool #SD1581 2.50% 9/1/2052[1]	41	33
	Freddie Mac Pool #SD8242 3.00% 9/1/2052[1]	2,529	2,152
	Freddie Mac Pool #SD8255 3.50% 10/1/2052[1]	4,289	3,799
	Freddie Mac Pool #SD8323 5.00% 5/1/2053[1]	3,821	3,693
	Freddie Mac Pool #SD8324 5.50% 5/1/2053[1]	1,008	996
	Freddie Mac Pool #SD3432 6.00% 7/1/2053[1]	182	185
	Freddie Mac Pool #SD8379 4.00% 10/1/2053[1]	963	881
	Freddie Mac Pool #SD4977 5.00% 11/1/2053[1]	7,388	7,141
	Freddie Mac Pool #RJ0854 6.50% 1/1/2054[1]	41	42
	Freddie Mac Pool #SD8402 6.00% 2/1/2054[1]	1,242	1,248
	Freddie Mac Pool #SD8403 6.50% 2/1/2054[1]	4,250	4,340
	Freddie Mac Pool #SD8408 5.50% 3/1/2054[1]	1,189	1,174
	Freddie Mac Pool #SD8418 4.50% 4/1/2054[1]	12,321	11,597
	Freddie Mac Pool #SD8419 5.00% 4/1/2054[1]	1,422	1,373
	Freddie Mac Pool #SD8420 5.50% 4/1/2054[1]	1,825	1,802
	Freddie Mac Pool #QI3333 6.00% 4/1/2054[1]	106	107
	Freddie Mac Pool #SD8428 4.00% 5/1/2054[1]	2,140	1,958
	Freddie Mac Pool #SD8431 5.50% 5/1/2054[1]	28,837	28,478
	Freddie Mac Pool #SD5692 6.00% 5/1/2054[1]	137	139
	Freddie Mac Pool #SD8439 6.00% 6/1/2054[1]	3,679	3,698
	Freddie Mac Pool #RJ1725 6.50% 6/1/2054[1]	70	72
	Freddie Mac Pool #SD8446 5.50% 7/1/2054[1]	3,002	2,964
	Freddie Mac Pool #SD5790 6.00% 7/1/2054[1]	7,970	8,060
	Freddie Mac Pool #SD5896 6.00% 7/1/2054[1]	195	197
	Freddie Mac Pool #RJ1986 6.50% 7/1/2054[1]	714	730
	Freddie Mac Pool #SD8448 6.50% 7/1/2054[1]	278	284
	Freddie Mac Pool #SD5986 6.50% 7/1/2054[1]	238	245
	Freddie Mac Pool #SD8455 6.50% 8/1/2054[1]	91	93
	Freddie Mac Pool #SD8460 4.50% 9/1/2054[1]	6,365	5,990
	Freddie Mac Pool #SD8462 5.50% 9/1/2054[1]	6,862	6,776
	Freddie Mac Pool #SD8468 5.00% 10/1/2054[1]	4,032	3,894
	Freddie Mac Pool #SD8471 6.50% 10/1/2054[1]	9,339	9,540
	Freddie Mac Pool #SD8473 4.50% 11/1/2054[1]	9,308	8,759
	Freddie Mac Pool #SD8474 5.00% 11/1/2054[1]	2,930	2,829
	Freddie Mac Pool #SD8489 4.50% 12/1/2054[1]	2,793	2,628
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 20-2, Class AC, 2.00% 9/27/2060[1]	258	227

3	Capital Group Fixed Income ETF Trust

Capital Group Core Bond ETF  (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 20-3, Class AC, 2.00% 11/25/2030[1]	USD253	$222
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 21-1, Class AC, 2.25% 5/26/2031[1]	248	221
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 21-2, Class AD, 2.00% 7/25/2031[1]	271	238
			478,025

Collateralized mortgage-backed obligations (privately originated) 6.20%
	Atlas SP, Series 2024-RPL1, Class A1, 3.85% 4/25/2064 (4.85% on 8/1/2028)[1,2,3]	2,688	2,568
	BRAVO Residential Funding Trust, Series 2024-RPL1, Class A1, 3.25% 10/25/2063[1,2,4]	4,773	4,334
	BRAVO Residential Funding Trust, Series 2022-R1, Class A, 3.125% 1/29/2070 (6.125% on 1/29/2025)[1,2,3]	5,186	5,152
	Cascade Funding Mortgage Trust, Series 2024-NR1, Class A1, 6.405% 11/25/2029 (9.405% on 11/25/2027)[1,2,3]	2,116	2,116
	Cascade Funding Mortgage Trust, Series 2023-HB12, Class M1, 4.25% 4/25/2033[1,2,4]	500	488
	Cascade Funding Mortgage Trust, Series 2024-HB13, Class M1, 3.00% 5/25/2034[1,2,4]	2,100	1,966
	Cascade Funding Mortgage Trust, Series 2024-HB13, Class A, 3.00% 5/25/2034[1,2,4]	888	868
	Cascade Funding Mortgage Trust, Series 2024-HB15, Class A, 4.00% 8/25/2034[1,2,4]	1,194	1,178
	Cascade Funding Mortgage Trust, Series 2024-HB15, Class M1, 4.00% 8/25/2034[1,2,4]	291	278
	Cascade Funding Mortgage Trust, Series 2024-RM5, Class A, 4.00% 10/25/2054[1,2,4]	5,398	5,239
	Cascade Funding Mortgage Trust, Series 2024-R1, Class A1, 4.00% 10/25/2054[1,2]	2,727	2,650
	Cascade Funding Mortgage Trust, Series 2024-R1, Class A2, 4.00% 10/25/2054[1,2]	300	282
	Connecticut Avenue Securities Trust, Series 2022-R03, Class 1M1, (30-day Average USD-SOFR + 2.10%) 6.669% 3/25/2042[1,2,4]	2,572	2,608
	Connecticut Avenue Securities Trust, Series 2022-R07, Class 1M1, (30-day Average USD-SOFR + 2.95%) 7.519% 6/25/2042[1,2,4]	90	93
	Connecticut Avenue Securities Trust, Series 2023-R01, Class 1M1, (30-day Average USD-SOFR + 2.40%) 6.969% 12/25/2042[1,2,4]	254	261
	Connecticut Avenue Securities Trust, Series 2023-R04, Class 1M1, (30-day Average USD-SOFR + 2.30%) 6.869% 5/25/2043[1,2,4]	363	371
	Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M1, (30-day Average USD-SOFR + 1.05%) 5.619% 1/25/2044[1,2,4]	114	114
	Connecticut Avenue Securities Trust, Series 2024-R02, Class 1M1, (30-day Average USD-SOFR + 1.10%) 5.669% 2/25/2044[1,2,4]	134	134
	Connecticut Avenue Securities Trust, Series 2024-R04, Class 1A1, (30-day Average USD-SOFR + 1.00%) 5.569% 5/25/2044[1,2,4]	271	272
	Connecticut Avenue Securities Trust, Series 2024-R04, Class 1M1, (30-day Average USD-SOFR + 1.10%) 5.669% 5/25/2044[1,2,4]	292	292
	Connecticut Avenue Securities Trust, Series 2024-R06, Class 1M1, (30-day Average USD-SOFR + 1.05%) 5.619% 9/25/2044[1,2,4]	438	438
	Connecticut Avenue Securities Trust, Series 2024-R06, Class 1M2, (30-day Average USD-SOFR + 1.60%) 6.169% 9/25/2044[1,2,4]	412	415
	Finance of America HECM Buyout, Series 24-HB1, Class A1A, 4.00% 10/1/2034[1,2,4]	5,556	5,495
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA1, Class A1, (30-day Average USD-SOFR + 1.35%) 5.919% 2/25/2044[1,2,4]	456	459
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA2, Class M1, (30-day Average USD-SOFR + 1.20%) 5.769% 5/25/2044[1,2,4]	1,559	1,565
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA2, Class A1, (30-day Average USD-SOFR + 1.25%) 5.819% 5/25/2044[1,2,4]	1,536	1,543
	GCAT Trust, Series 2024-NQM1, Class A1, 6.007% 1/25/2059 (7.007% on 1/1/2028)[1,2,3]	203	204
	GCAT Trust, Series 2024-NQM2, Class A1, 6.085% 6/25/2059 (7.359% on 5/1/2028)[1,2,3]	391	393
	GS Mortgage-Backed Securities Trust, Series 2024-RPL2, Class A1, 3.75% 7/25/2061 (4.75% on 2/1/2028)[1,2,3]	706	684
	JP Morgan Mortgage Trust, Series 2016-3, Class B2, 3.292% 10/25/2046[1,2,4]	271	257
	JP Morgan Mortgage Trust, Series 2019-6, Class B3, 4.267% 12/25/2049[1,2,4]	1,092	986
	JPMorgan Mortgage Trust, Series 2017-1, Class B2, 3.447% 1/25/2047[1,2,4]	424	374
	Legacy Mortgage Asset Trust, Series 2021-GS4, Class A1, 4.65% 11/25/2060 (4.65% on 8/25/2024)[1,2,3]	1,832	1,833
	Legacy Mortgage Asset Trust, Series 2021-GS3, Class A1, 4.75% 7/25/2061 (5.75% on 5/25/2025)[1,2,3]	1,520	1,519

Capital Group Fixed Income ETF Trust	4

Capital Group Core Bond ETF  (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
	Legacy Mortgage Asset Trust, Series 2021-GS1, Class A1, 4.892% 10/25/2066 (5.892% on 1/25/2025)[1,2,3]	USD2,310	$2,313
	Legacy Mortgage Asset Trust, Series 2021-GS5, Class A1, 5.25% 7/25/2067 (6.25% on 11/25/2025)[1,2,3]	321	320
	Morgan Stanley Residential Mortgage Loan Trust, Series 2024-NQM2, Class A1, 6.386% 5/25/2069 (7.386% on 5/1/2028)[1,2,3]	2,482	2,507
	New York Mortgage Trust, Series 2022-SP1, Class A1, 5.25% 7/25/2062 (8.25% on 7/1/2025)[1,2,3]	4,031	4,007
	New York Mortgage Trust, Series 2024-CP1, Class A1, 3.75% 2/25/2068[1,2,4]	142	131
	Ocwen Loan Investment Trust, Series 2024-HB1, Class A, 3.00% 2/25/2037[1,2]	890	863
	Onslow Bay Financial Mortgage Loan Trust, Series 2024-HYB1, Class A1, 3.627% 3/25/2053[1,2,4]	267	263
	Onslow Bay Financial, LLC, Series 2024-NQM5, Class A1, 5.988% 3/25/2028 (6.988% on 3/1/2028)[1,2,3]	342	344
	Onslow Bay Financial, LLC, Series 2024-HYB2, Class A1, 3.642% 4/25/2053[1,2,4]	583	569
	Onslow Bay Financial, LLC, Series 2022-NQM6, Class A1, 4.70% 7/25/2062 (5.70% on 6/1/2026)[1,2,3]	1,885	1,860
	Onslow Bay Financial, LLC, Series 2024-NQM1, Class A1, 5.928% 11/25/2063 (6.928% on 12/1/2027)[1,2,3]	290	292
	Onslow Bay Financial, LLC, Series 2024-NQM4, Class A1, 6.067% 1/25/2064 (7.067% on 2/1/2028)[1,2,3]	341	343
	Onslow Bay Financial, LLC, Series 2024-NQM7, Class A1, 6.243% 3/25/2064 (7.243% on 4/1/2028)[1,2,3]	481	486
	Onslow Bay Financial, LLC, Series 2024-NQM8, Class A1, 6.233% 5/25/2064 (7.233% on 5/1/2028)[1,2,3]	3,655	3,689
	Onslow Bay Financial, LLC, Series 2024-NQM17, Class A1, 5.61% 11/25/2064 (6.61% on 11/1/2028)[1,2,3]	1,443	1,442
	PMT Loan Trust, Series 2024-INV1, Class A2, 6.00% 10/25/2059[1,2,4]	746	745
	Progress Residential Trust, Series 2024-SFR5, Class B, 3.25% 8/9/2029[1,2,3]	2,014	1,832
	Progress Residential Trust, Series 2021-SFR6, Class A, 1.524% 7/17/2038[1,2]	391	375
	Progress Residential Trust, Series 2024-SFR1, Class A, 3.35% 2/17/2041[1,2]	153	143
	Progress Residential Trust, Series 2024-SFR2, Class A, 3.30% 4/17/2041[1,2]	545	506
	Progress Residential Trust, Series 2024-SFR3, Class A, 3.00% 6/17/2041[1,2]	1,968	1,798
	Towd Point Mortgage Trust, Series 2019-HY1, Class A1, (1-month USD CME Term SOFR + 1.115%) 5.453% 10/25/2048[1,2,4]	5,335	5,401
	Towd Point Mortgage Trust, Series 2015-5, Class B1, 4.033% 5/25/2055[1,2,4]	2,490	2,432
	Towd Point Mortgage Trust, Series 2019-HY2, Class A1, (1-month USD CME Term SOFR + 1.114%) 5.453% 5/25/2058[1,2,4]	2,333	2,389
	Towd Point Mortgage Trust, Series 2019-HY3, Class A1A, (1-month USD CME Term SOFR + 1.115%) 5.453% 10/25/2059[1,2,4]	2,747	2,810
	Towd Point Mortgage Trust, Series 2024-3, Class A1A, 5.163% 7/25/2065[1,2,4]	1,311	1,291
	Tricon Residential Trust, Series 2024-SFR2, Class B, 5.70% 6/17/2028[1,2]	3,246	3,252
	Tricon Residential Trust, Series 2024-SFR4, Class A, 4.30% 11/17/2041[1,2]	4,000	3,858
	Verus Securitization Trust, Series 2024-3, Class A1, 6.338% 4/25/2069 (7.338% on 4/1/2028)[1,2,3]	926	934
	Verus Securitization Trust, Series 2024-4, Class A1, 6.218% 6/25/2069 (7.218% on 5/1/2028)[1,2,3]	923	931
	Verus Securitization Trust, Series 24-R1, Class A1, 5.218% 9/25/2069 (6.218% on 10/01/2028)[1,2,3]	907	900
	Verus Securitization Trust, Series 2024-9, Class A1, 5.493% 11/25/2069[1,2,4]	1,442	1,449
			97,904

Commercial mortgage-backed securities 3.45%
	AMSR Trust, Series 2023-SFR2, Class A, 3.95% 6/17/2040[1,2]	160	154
	ARES Commercial Mortgage Trust, Series 24-IND, Class A, (1-month USD CME Term SOFR + 1.69%) 6.089% 7/15/2041[1,2,4]	447	450
	Atrium Hotel Portfolio Trust, Series 2024-ATRM, Class A, 5.590% 11/10/2029[1,2,4]	1,870	1,863
	Bank Commercial Mortgage Trust, Series 2024-BNK48, Class AS, 5.355% 10/15/2034[1,4]	1,428	1,408
	Bank Commercial Mortgage Trust, Series 2024-5YR9, Class A3, 5.614% 8/15/2057[1]	2,153	2,192
	Bank Commercial Mortgage Trust, Series 2019-BN19, Class A3, 3.183% 8/15/2061[1]	35	32

5	Capital Group Fixed Income ETF Trust

Capital Group Core Bond ETF  (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
	Benchmark Mortgage Trust, Series 2018-B2, Class A5, 3.882% 2/15/2051[1,4]	USD38	$37
	Benchmark Mortgage Trust, Series 2021-B25, Class A5, 2.577% 4/15/2054[1]	250	212
	Benchmark Mortgage Trust, Series 2024-V7, Class A3, 6.228% 5/15/2056[1,4]	4,348	4,524
	Benchmark Mortgage Trust, Series 2024-V5, Class AM, 6.417% 1/10/2057[1]	118	122
	Benchmark Mortgage Trust, Series 2024-V9, Class A3, 5.602% 8/15/2057[1]	689	701
	BLP Commercial Mortgage Trust, Series 2024-IND2, Class A, (1-month USD CME Term SOFR + 1.342%) 5.739% 3/15/2041[1,2,4]	301	301
	BMO Mortgage Trust, Series 2024-5C5, Class AS, 6.364% 2/15/2057[1,4]	985	1,019
	BMP Trust, Series 2024-MF23, Class A, (1-month USD CME Term SOFR + 1.372%) 5.769% 6/15/2041[1,2,4]	1,996	2,006
	BX Commercial Mortgage Trust, Series 2024-GPA3, Class A, (1-month USD CME Term SOFR + 1.293%) 5.80% 12/15/2039[1,2,4]	2,309	2,313
	BX Trust, Series 2024-KING, Class A, (1-month USD CME Term SOFR + 1.541%) 5.997% 5/15/2034[1,2,4]	655	657
	BX Trust, Series 2021-VOLT, Class A, (1-month USD CME Term SOFR + 0.814%) 5.212% 9/15/2036[1,2,4]	2,000	1,997
	BX Trust, Series 2022-AHP, Class A, (1-month USD CME Term SOFR + 0.99%) 5.387% 2/15/2039[1,2,4]	1,500	1,497
	BX Trust, Series 2024-AIRC, Class A, (1-month USD CME Term SOFR + 1.691%) 6.088% 8/15/2039[1,2,4]	2,476	2,497
	BX Trust, Series 2024-BIO2, Class A, 5.594% 8/13/2041[1,2,4]	4,754	4,702
	BX Trust, Series 2024-FNX, Class A, (1-month USD CME Term SOFR + 1.442%) 5.839% 11/15/2026[1,2,4]	2,864	2,866
	CALI Mortgage Trust, Series 24-SUN, Class A, (1-month USD CME Term SOFR + 1.89%) 6.288% 7/15/2041[1,2,4]	994	999
	CART, Series 2024-DFW1, Class A, (1-month USD CME Term SOFR + 1.642%) 6.942% 8/15/2041[1,2,4]	1,613	1,624
	Citigroup Commercial Mortgage Trust, Series 2016-GC37, Class A4, 3.314% 4/10/2049[1]	280	275
	CSAIL Commercial Mortgage Trust, Series 2017-CX9, Class A4, 3.176% 9/15/2050[1]	319	308
	ELM Trust 2024, Series 2024-ELM, Class B10, 5.995% 6/10/2039[1,2,4]	1,057	1,067
	ELM Trust 2024, Series 2024-ELM, Class B15, 5.995% 6/10/2039[1,2,4]	949	958
	ELM Trust 2024, Series 2024-ELM, Class C15, 6.189% 6/10/2039[1,2,4]	661	668
	ELM Trust 2024, Series 2024-ELM, Class C10, 6.189% 6/10/2039[1,2,4]	595	601
	ELM Trust 2024, Series 2024-ELM, Class D10, 6.626% 6/10/2039[1,2,4]	234	236
	ELM Trust 2024, Series 2024-ELM, Class D15, 6.674% 6/10/2029[1,2,4]	210	212
	Fontainebleau Miami Beach Trust, Series 2024-FBLU, Class A, (1-month USD CME Term SOFR + 1.45%) 5.943% 12/15/2029[1,2,4]	1,067	1,070
	FS Commercial Trust, Series 2023-4SZN, Class A, 7.066% 11/10/2039[1,2]	121	125
	Great Wolf Trust, Series 2024-WLF2, Class A, (1-month USD CME Term SOFR + 1.691%) 6.088% 5/15/2041[1,2,4]	1,446	1,454
	GS Mortgage Securities Trust, Series 2024-70P, Class A, 5.31% 3/6/2029[1,2,4]	479	476
	Hilton USA Trust, Series 2024-ORL, Class A, (1-month USD CME Term SOFR + 1.541%) 5.997% 5/15/2037[1,2,4]	1,500	1,503
	HTL Commercial Mortgage Trust, Series 2024-T53, Class A, 5.876% 5/10/2039[1,2,4]	177	178
	HTL Commercial Mortgage Trust, Series 2024-T53, Class B, 6.555% 5/10/2039[1,2,4]	594	601
	HTL Commercial Mortgage Trust, Series 2024-T53, Class C, 7.088% 5/10/2039[1,2,4]	189	193
	JW Commercial Mortgage Trust 2024-MRCO, Series 2024-BERY, Class A, (1-month USD CME Term SOFR + 1.593%) 5.99% 11/15/2039[1,2,4]	921	923
	KSL Commercial Mortgage Trust, Series 2024-HT2, Class A, (1-month USD CME Term SOFR + 1.542%) 6.115% 12/15/2039[1,2,4]	3,983	3,984
	LV Trust, Series 2024-SHOW, Class A, 5.104% 10/10/2041[1,2,4]	2,549	2,513
	Multifamily Connecticut Avenue Securities, Series 2024-01, Class M7, (30-day Average USD-SOFR + 2.75%) 7.319% 7/25/2054[1,2,4]	610	618
	SDR Commercial Mortgage Trust, Series 2024-DSNY, Class A, (1-month USD CME Term SOFR + 1.392%) 5.789% 5/15/2039[1,2,4]	354	354
	SFO Commerical Mortgage Trust, Series 2021-555, Class A, (1-month USD CME Term SOFR + 1.264%) 5.662% 5/15/2038 (1-month USD CME Term SOFR + 1.514% on 5/15/2026)[1,2,3]	1,750	1,709
	Wells Fargo Commercial Mortgage Trust, Series 2017-C40, Class AS, 3.854% 10/15/2050[1,4]	300	282
			54,481
	Total mortgage-backed obligations		630,410

Capital Group Fixed Income ETF Trust	6

Capital Group Core Bond ETF  (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans 34.34%
Financials 16.51%
	AIB Group PLC 6.608% 9/13/2029 (USD-SOFR + 2.33% on 9/13/2028)[2,3]	USD3,028	$3,166
	American Express Co. (USD-SOFR + 0.93%) 6.113% 7/26/2028[4]	6,036	6,071
	Aon North America, Inc. 5.125% 3/1/2027	3,509	3,534
	Arthur J. Gallagher & Co. 4.85% 12/15/2029	1,963	1,955
	Bank of America Corp. 2.551% 2/4/2028 (USD-SOFR + 1.05% on 2/4/2027)[3]	13,499	12,872
	Bank of America Corp. 3.974% 2/7/2030 (3-month USD CME Term SOFR + 1.472% on 2/7/2029)[3]	8,514	8,163
	Bank of New York Mellon Corp. 4.975% 3/14/2030 (USD-SOFR + 1.085% on 3/14/2029)[3]	1,157	1,159
	Bank of Nova Scotia (The) 5.25% 6/12/2028	816	825
	BNP Paribas SA 2.591% 1/20/2028 (USD-SOFR + 1.228% on 1/20/2027)[2,3]	4,273	4,062
	BNP Paribas SA 5.497% 5/20/2030 (USD-SOFR + 1.59% on 5/20/2029)[2,3]	1,885	1,888
	BPCE SA 2.045% 10/19/2027 (USD-SOFR + 1.087% on 10/19/2026)[2,3]	3,658	3,463
	BPCE SA 5.716% 1/18/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.959% on 1/18/2029)[2,3]	3,397	3,416
	BPCE SA 5.936% 5/30/2035 (USD-SOFR + 1.85% on 5/30/2034)[2,3]	1,904	1,888
	CaixaBank, SA 6.208% 1/18/2029 (USD-SOFR + 2.70% on 1/18/2028)[2,3]	5,408	5,543
	Charles Schwab Corp. (The) 5.643% 5/19/2029 (USD-SOFR + 2.21% on 5/19/2028)[3]	4,920	5,023
	Charles Schwab Corp. (The) 6.196% 11/17/2029 (USD-SOFR + 1.878% on 11/17/2028)[3]	6	6
	Citigroup, Inc. 4.412% 3/31/2031 (USD-SOFR + 3.914% on 3/31/2030)[3]	5,648	5,431
	Citizens Financial Group, Inc. 5.841% 1/23/2030 (USD-SOFR + 2.01% on 1/23/2029)[3]	364	370
	Danske Bank AS 4.298% 4/1/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 4/1/2027)[2,3]	4,843	4,774
	Deutsche Bank AG 2.311% 11/16/2027 (USD-SOFR + 1.219% on 11/16/2026)[3]	3,305	3,143
	Deutsche Bank AG 6.819% 11/20/2029 (USD-SOFR + 2.51% on 11/20/2028)[3]	5,249	5,495
	DNB Bank ASA 1.535% 5/25/2027 (5-year UST Yield Curve Rate T Note Constant Maturity + 0.72% on 5/25/2026)[2,3]	4,374	4,178
	Fifth Third Bancorp 6.339% 7/27/2029 (USD-SOFR + 2.34% on 7/27/2028)[3]	7,259	7,533
	Five Corners Funding Trust III 5.791% 2/15/2033[2]	2,759	2,834
	Goldman Sachs Group, Inc. 5.727% 4/25/2030 (USD-SOFR + 1.265% on 4/25/2029)[3]	6,857	7,001
	Goldman Sachs Group, Inc. 5.049% 7/23/2030 (USD-SOFR + 1.21% on 7/23/2029)[3]	2,471	2,457
	Goldman Sachs Group, Inc. 4.692% 10/23/2030 (USD-SOFR + 1.135% on 10/23/2029)[3]	2,729	2,673
	HSBC Holdings PLC 4.583% 6/19/2029 (3-month USD CME Term SOFR + 1.796% on 6/19/2028)[3]	8,775	8,602
	JPMorgan Chase & Co. 6.07% 10/22/2027 (USD-SOFR + 1.33% on 10/22/2026)[3]	5,049	5,169
	JPMorgan Chase & Co. 5.04% 1/23/2028 (USD-SOFR + 1.19% on 1/23/2027)[3]	5,646	5,668
	JPMorgan Chase & Co. 5.571% 4/22/2028 (USD-SOFR + 0.93% on 4/22/2027)[3]	905	921
	JPMorgan Chase & Co. 4.505% 10/22/2028 (USD-SOFR + 0.86% on 10/22/2027)[3]	2,892	2,867
	JPMorgan Chase & Co. 4.203% 7/23/2029 (3-month USD CME Term SOFR + 1.522% on 7/23/2028)[3]	10,922	10,632
	KBC Groep NV 5.796% 1/19/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.10% on 1/19/2028)[2,3]	5,315	5,406
	Lloyds Banking Group PLC 5.871% 3/6/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 3/6/2028)[3]	4,066	4,143
	Metropolitan Life Global Funding I 4.85% 1/8/2029[2]	2,023	2,023
	Metropolitan Life Global Funding I 5.15% 3/28/2033[2]	1,855	1,834
	Mitsubishi UFJ Financial Group, Inc. 5.422% 2/22/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.38% on 2/22/2028)[3]	2,334	2,368
	Mizuho Financial Group, Inc. 1.234% 5/22/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.67% on 5/22/2026)[3]	4,581	4,363
	Mizuho Financial Group, Inc. 5.376% 5/26/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.12% on 5/26/2029)[3]	1,619	1,636
	Morgan Stanley 5.123% 2/1/2029 (USD-SOFR + 1.73% on 2/1/2028)[3]	12,008	12,043
	Morgan Stanley 5.042% 7/19/2030 (USD-SOFR + 1.215% on 7/19/2029)[3]	6,855	6,833
	Morgan Stanley Bank, NA 4.654% 10/18/2030 (USD-SOFR + 1.10% on 10/18/2029)[3]	2,671	2,615
	NatWest Group PLC 5.294% 8/15/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.22% on 8/15/2029)[3]	7,031	6,928
	New York Life Global Funding 4.55% 1/28/2033[2]	321	307
	PNC Financial Services Group, Inc. 6.615% 10/20/2027 (USD-SOFR + 1.73% on 10/20/2026)[3]	758	781
	PNC Financial Services Group, Inc. 5.582% 6/12/2029 (USD-SOFR + 1.841% on 6/12/2028)[3]	5,432	5,528

7	Capital Group Fixed Income ETF Trust

Capital Group Core Bond ETF  (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
	PNC Financial Services Group, Inc. 4.812% 10/21/2032 (USD-SOFR + 1.289% on 10/21/2031)[3]	USD2,116	$2,060
	Royal Bank of Canada 4.65% 10/18/2030 (USD-SOFR + 1.08% on 10/18/2029)[3]	3,519	3,448
	Sumitomo Mitsui Financial Group, Inc. 1.902% 9/17/2028	2,607	2,339
	Svenska Handelsbanken AB 5.50% 6/15/2028[2]	4,444	4,505
	Toronto-Dominion Bank (The) 5.523% 7/17/2028	947	963
	Toronto-Dominion Bank (The) 4.783% 12/17/2029	1,442	1,423
	Truist Financial Corp. 5.435% 1/24/2030 (USD-SOFR + 1.62% on 1/24/2029)[3]	7,772	7,843
	U.S. Bancorp 4.653% 2/1/2029 (USD-SOFR + 1.23% on 2/1/2028)[3]	1,671	1,654
	UBS Group AG 5.617% 9/13/2030 (1-year USD-ICE SOFR Swap + 1.34% on 9/13/2029)[2,3]	997	1,013
	UBS Group AG 9.016% 11/15/2033 (USD-SOFR + 5.02% on 11/15/2032)[2,3]	4,789	5,786
	Wells Fargo & Co. 5.574% 7/25/2029 (USD-SOFR + 1.74% on 7/25/2028)[3]	23,926	24,298
	Westpac Banking Corp. 4.11% 7/24/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.00% on 7/24/2029)[3]	6,149	5,795
			260,717

Utilities 4.36%
	DTE Energy Co. 5.10% 3/1/2029	6,618	6,637
	Edison International 4.125% 3/15/2028	1,472	1,428
	Eversource Energy 5.00% 1/1/2027	8,418	8,441
	FirstEnergy Corp. 2.65% 3/1/2030	8,440	7,487
	Georgia Power Co. 4.95% 5/17/2033	5,565	5,452
	Pacific Gas and Electric Co. (USD-SOFR Index + 0.95%) 5.59% 9/4/2025[4]	5,332	5,344
	Pacific Gas and Electric Co. 4.55% 7/1/2030	9,560	9,259
	Pacific Gas and Electric Co. 5.80% 5/15/2034	1,474	1,508
	PacifiCorp 5.10% 2/15/2029	10,583	10,663
	Southern California Edison Co. 5.45% 6/1/2031	7,384	7,508
	Xcel Energy, Inc. 5.45% 8/15/2033	5,225	5,186
			68,913

Health care 3.69%
	Amgen, Inc. 5.25% 3/2/2033	8,126	8,069
	Baxter International, Inc. 2.272% 12/1/2028	10,415	9,391
	Becton, Dickinson and Co. 5.081% 6/7/2029	3,140	3,161
	Bristol-Myers Squibb Co. 5.20% 2/22/2034	5,424	5,420
	Cencora, Inc. 2.70% 3/15/2031	1,126	977
	Centene Corp. 4.25% 12/15/2027	1,158	1,123
	Centene Corp. 2.45% 7/15/2028	9,679	8,718
	Cigna Group (The) 5.00% 5/15/2029	5,274	5,272
	CVS Health Corp. 5.40% 6/1/2029	7,291	7,297
	Humana, Inc. 5.375% 4/15/2031	3,092	3,067
	Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033	3,150	3,062
	Roche Holdings, Inc. 4.203% 9/9/2029[2]	2,599	2,542
	Viatris, Inc. 2.70% 6/22/2030	279	242
			58,341

Consumer discretionary 1.77%
	Daimler Trucks Finance North America, LLC 2.375% 12/14/2028[2]	3,622	3,293
	Ford Motor Credit Co., LLC 5.80% 3/5/2027	10,460	10,561
	Hyundai Capital America 5.275% 6/24/2027[2]	4,523	4,561
	Hyundai Capital America 4.55% 9/26/2029[2]	1,941	1,885
	Sands China, Ltd. 5.125% 8/8/2025	500	498
	Volkswagen Group of America Finance, LLC 4.90% 8/14/2026[2]	7,194	7,171
			27,969

Capital Group Fixed Income ETF Trust	8

Capital Group Core Bond ETF  (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)

Energy 1.67%
	Cheniere Energy, Inc. 4.625% 10/15/2028	USD11,197	$10,962
	Diamondback Energy, Inc. 5.15% 1/30/2030	3,695	3,704
	Energy Transfer, LP 5.25% 7/1/2029	5,507	5,537
	GreenSaif Pipelines Bidco SARL 5.852% 2/23/2036[2]	1,710	1,690
	South Bow USA Infrastructure Holdings, LLC 4.911% 9/1/2027[2]	4,485	4,471
			26,364

Industrials 1.61%
	BAE Systems PLC 5.125% 3/26/2029[2]	6,141	6,158
	Boeing Co. (The) 5.04% 5/1/2027	10,484	10,515
	Boeing Co. (The) 6.259% 5/1/2027	6,266	6,417
	Carrier Global Corp. 2.722% 2/15/2030	818	732
	Carrier Global Corp. 2.70% 2/15/2031	178	154
	Carrier Global Corp. 5.90% 3/15/2034	1,350	1,399
			25,375

Consumer staples 1.44%
	BAT Capital Corp. 6.343% 8/2/2030	6,054	6,368
	Campbells Co. (The) 5.20% 3/19/2027	6,179	6,238
	Constellation Brands, Inc. 2.875% 5/1/2030	3,310	2,964
	Philip Morris International, Inc. 5.625% 11/17/2029	7,028	7,241
			22,811

Communication services 1.40%
	AT&T, Inc. 4.30% 2/15/2030	10,317	9,995
	Charter Communications Operating, LLC 6.10% 6/1/2029	2,836	2,892
	Charter Communications Operating, LLC 6.384% 10/23/2035	3,058	3,056
	T-Mobile USA, Inc. 3.875% 4/15/2030	6,471	6,092
			22,035

Information technology 1.21%
	Broadcom, Inc. 5.05% 7/12/2027	3,568	3,603
	Broadcom, Inc. 4.15% 2/15/2028	4,020	3,953
	Broadcom, Inc. 3.469% 4/15/2034[2]	3,227	2,798
	Microchip Technology, Inc. 5.05% 3/15/2029	2,932	2,927
	Microchip Technology, Inc. 5.05% 2/15/2030	716	711
	Roper Technologies, Inc. 4.50% 10/15/2029	3,195	3,138
	SK hynix, Inc. 6.375% 1/17/2028[2]	1,934	1,996
			19,126

Real estate 0.68%
	Equinix, Inc. 3.20% 11/18/2029	6,407	5,894
	VICI Properties, LP 4.95% 2/15/2030	5,016	4,921
			10,815
	Total corporate bonds, notes & loans		542,466
U.S. Treasury bonds & notes 14.24%
U.S. Treasury 14.24%
	U.S. Treasury 4.50% 5/31/2029	20,700	20,807
	U.S. Treasury 4.125% 10/31/2029	15,450	15,279
	U.S. Treasury 4.125% 3/31/2031	1,230	1,208
	U.S. Treasury 4.625% 4/30/2031[5]	25,752	25,981
	U.S. Treasury 4.125% 10/31/2031	7,170	7,022
	U.S. Treasury 4.00% 2/15/2034	605	580
	U.S. Treasury 4.25% 11/15/2034	7,510	7,319
	U.S. Treasury 4.375% 8/15/2043	9,340	8,796
	U.S. Treasury 3.75% 11/15/2043[5]	20,531	17,693
	U.S. Treasury 4.125% 8/15/2044	4,850	4,394
	U.S. Treasury 4.625% 11/15/2044[5]	36,320	35,242
	U.S. Treasury 3.375% 11/15/2048[5]	23,120	18,087

9	Capital Group Fixed Income ETF Trust

Capital Group Core Bond ETF  (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury (continued)
	U.S. Treasury 1.25% 5/15/2050	USD29,720	$14,121
	U.S. Treasury 4.25% 2/15/2054	21,865	19,981
	U.S. Treasury 4.625% 5/15/2054[5]	29,150	28,376
			224,886
Asset-backed obligations 8.74%
	ACHV ABS Trust, Series 2023-3PL, Class B, 7.17% 8/19/2030[1,2]	5	5
	ACHV ABS Trust, Series 2024-2PL, Class A, 5.07% 10/27/2031[1,2]	2,040	2,046
	Aero Capital Solutions, Inc., Term Loan, (1-month USD CME Term SOFR + 3.00%) 7.61% 11/17/2029[2,4,6,7]	1,900	1,886
	Affirm Asset Securitization Trust, Series 2023-A, Class A, 6.61% 1/18/2028[1,2]	1,000	1,001
	Affirm, Inc., Series 2023-B, Class A, 6.82% 9/15/2028[1,2]	1,230	1,248
	Affirm, Inc., Series 2023-X1, Class A, 7.11% 11/15/2028[1,2]	12	12
	Affirm, Inc., Series 2024, Class 1A, 5.61% 2/15/2029[1,2]	3,143	3,167
	Affirm, Inc., Series 2024-A, Class A, 5.61% 2/15/2029[1,2]	139	140
	Affirm, Inc., Series 2024-X1, Class A, 6.27% 5/15/2029[1,2]	388	389
	American Credit Acceptance Receivables Trust, Series 2024-1, Class B, 5.60% 11/12/2027[1,2]	50	50
	American Credit Acceptance Receivables Trust, Series 2024-1, Class C, 5.63% 1/14/2030[1,2]	313	315
	American Credit Acceptance Receivables Trust, Series 2024-2, Class D, 6.53% 4/12/2030[1,2]	683	699
	Apidos CLO, Ltd., Series 2015-23, Class AR, (3-month USD CME Term SOFR + 1.482%) 6.138% 4/15/2033[1,2,4]	275	275
	Auxilior Term Funding, LLC, Series 24-1, Class A2, 5.84% 3/15/2027[1,2]	453	456
	Auxilior Term Funding, LLC, Series 2023-1A, Class A3, 5.70% 2/15/2030[1,2]	170	172
	Auxilior Term Funding, LLC, Series 24-1, Class A3, 5.49% 7/15/2031[1,2]	613	621
	Avant Credit Card Master Trust, Series 2024-2A, Class A, 5.38% 5/15/2029[1,2]	5,000	4,966
	Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-1A, Class A, 2.33% 8/20/2026[1,2]	100	99
	Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class A, 5.81% 12/20/2029[1,2]	250	258
	Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-8, Class A, 6.02% 2/20/2030[1,2]	150	156
	Avis Budget Rental Car Funding (AESOP), LLC, Series 2024-1, Class A, 5.36% 6/20/2030[1,2]	117	119
	AXIS Equipment Finance Receivables, LLC, Series 2024-2, Class A2, 5.19% 7/21/2031[1,2]	2,204	2,224
	Ballyrock, Ltd., CLO, Series 2019-2A, Class A1R, (3-month USD CME Term SOFR + 1.40%) 5.921% 2/20/2036[1,2,4]	480	481
	Bankers Healthcare Group Securitization Trust, Series 2021-A, Class A, 1.42% 11/17/2033[1,2]	118	116
	Bankers Healthcare Group Securitization Trust, Series 2022-A, Class A, 1.71% 2/20/2035[1,2]	15	15
	Blue Owl Asset Leasing Trust, Series 2024-1A, Class A2, 5.05% 3/15/2029[1,2]	668	670
	Blue Owl Asset Leasing Trust, Series 2024-1A, Class C, 6.38% 1/15/2031[1,2]	139	139
	BofA Auto Trust, Series 2024-1, Class A4, 5.31% 6/17/2030[1,2]	1,000	1,015
	Brex Commercial Charge Card Master Trust, Series 2024-1, Class A1, 6.05% 7/15/2027[1,2]	403	408
	Bridge Trust, Series 2024-SFR1, Class A, 4.00% 8/17/2040[1,2]	5,000	4,750
	Bridgecrest Lending Auto Securitization Trust, Series 2023-1, Class A3, 6.51% 11/15/2027[1]	69	70
	Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class A3, 5.53% 1/18/2028[1]	111	111
	Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class B, 5.43% 8/15/2028[1]	67	67
	Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class C, 5.65% 4/16/2029[1]	99	100
	Bridgecrest Lending Auto Securitization Trust, Series 2024-4, Class B, 4.77% 8/15/2030[1]	656	655
	Business Jet Securities, LLC, Series 2024-2A, Class A, 5.346% 9/15/2039[1,2]	1,213	1,201
	Capteris Equipment Finance, Series 2024-1, Class A2, 5.58% 7/20/2032[1,2]	2,071	2,086
	CarMax Auto Owner Trust, Series 2024-1, Class A4, 4.94% 8/15/2029[1]	500	503

Capital Group Fixed Income ETF Trust	10

Capital Group Core Bond ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
CarMax Select Receivables Trust, Series 2024-A, Class A2A, 5.78% 9/15/2027[1]	USD289	$291
Carvana Auto Receivables Trust, Series 2023-N4, Class A, 6.42% 1/10/2028[1,2]	101	102
Carvana Auto Receivables Trust, Series 2024-P3, Class A3, 4.26% 10/10/2029[1]	2,000	1,981
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060[1,2]	585	571
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061[1,2]	3,722	3,530
Citizens Auto Receivables Trust, Series 2024-1, Class A3, 5.11% 4/17/2028[1,2]	111	112
Citizens Auto Receivables Trust, Series 2023-2, Class A4, 5.74% 10/15/2030[1,2]	150	153
Clarus Capital Funding, LLC, Series 2024-1A, Class A2, 4.71% 8/20/2032[1,2]	1,392	1,388
Clarus Capital Funding, LLC, Series 2024-1A, Class B, 4.79% 8/20/2032[1,2]	1,691	1,668
CLI Funding VI, LLC, Series 2020-3A, Class A, 2.07% 10/18/2045[1,2]	494	455
CLI Funding VIII, LLC, Series 2022-1, Class A, 2.72% 1/18/2047[1,2]	4,116	3,704
ClickLease Equipment Receivables 2024-1 Trust, Series 2024-1, Class A, 6.86% 2/15/2030[1,2]	288	290
Commercial Equipment Finance, Series 2024-1, Class A, 5.97% 7/16/2029[1,2]	262	265
CPS Auto Receivables Trust, Series 2023-C, Class A, 6.13% 9/15/2026[1,2]	22	22
CPS Auto Receivables Trust, Series 2023-A, Class B, 5.47% 11/16/2026[1,2]	68	68
CPS Auto Receivables Trust, Series 2023-D, Class A, 6.40% 6/15/2027[1,2]	28	28
CPS Auto Receivables Trust, Series 2024-A, Class B, 5.65% 5/15/2028[1,2]	100	101
CPS Auto Receivables Trust, Series 2024-D, Class A, 4.91% 6/15/2028[1,2]	401	402
CPS Auto Receivables Trust, Series 2024-C, Class B, 5.68% 12/15/2028[1,2]	505	511
CPS Auto Receivables Trust, Series 2022-C, Class B, 4.88% 4/15/2030[1,2]	100	100
CPS Auto Receivables Trust, Series 2024-A, Class C, 5.74% 4/15/2030[1,2]	100	101
CPS Auto Receivables Trust, Series 2024-A, Class D, 6.13% 4/15/2030[1,2]	100	102
Crossroads Asset Trust, Series 2024-A, Class A2, 5.90% 8/20/2030[1,2]	576	583
Drive Auto Receivables Trust, Series 2024-1, Class A3, 5.35% 2/15/2028[1]	75	75
Drive Auto Receivables Trust, Series 2024-1, Class B, 5.31% 1/16/2029[1]	122	123
Dryden Senior Loan Fund, CLO, Series 2016-45A, Class A1RR, (3-month USD CME Term SOFR + 1.08%) 5.736% 10/15/2030[1,2,4]	3,600	3,605
Enterprise Fleet Financing, LLC, Series 2024-3, Class A2, 5.31% 4/20/2027[1,2]	868	875
Enterprise Fleet Financing, LLC, Series 2024-4, Class A2, 4.69% 7/20/2027[1,2]	1,611	1,614
Enterprise Fleet Financing, LLC, Series 2024-1, Class A2, 5.23% 3/20/2030[1,2]	134	135
Enterprise Fleet Financing, LLC, Series 2024-1, Class A3, 5.16% 9/20/2030[1,2]	108	109
EquipmentShare, Series 2024-2M, Class A, 5.70% 12/20/2032[1,2]	2,481	2,487
EquipmentShare, Series 2024-2M, Class B, 6.43% 12/20/2032[1,2]	1,581	1,584
Exeter Automobile Receivables Trust, Series 2023-5A, Class A3, 6.32% 3/15/2027[1]	24	24
Exeter Automobile Receivables Trust, Series 2024-1, Class A3, 5.31% 8/16/2027[1]	41	41
Exeter Automobile Receivables Trust, Series 2023-5A, Class B, 6.58% 4/17/2028[1]	101	102
Exeter Automobile Receivables Trust, Series 2024-1, Class B, 5.29% 8/15/2028[1]	116	117
Exeter Automobile Receivables Trust, Series 2024-1, Class C, 5.41% 5/15/2030[1]	121	122
First National Master Note Trust, Series 2023-2, Class A, 5.77% 9/17/2029[1]	150	152
Ford Credit Auto Owner Trust, Series 2023-B, Class A4, 5.06% 2/15/2029[1]	100	101
Ford Credit Auto Owner Trust, Series 2023-1, Class A, 4.85% 8/15/2035[1,2]	150	151
Ford Credit Floorplan Master Owner Trust, Series 2024-3, Class A1, 4.30% 9/15/2029[1,2]	2,725	2,700
Fortress Credit BSL, Ltd., Series 2019-2A, Class A1AR, (3-month USD CME Term SOFR + 1.05%) 5.522% 10/20/2032[1,2,4]	1,200	1,200
Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 10/17/2040[1,2]	132	124
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 11/19/2040[1,2]	134	126
Global SC Finance VII SRL, Series 2021-1A, Class A, 1.86% 4/17/2041[1,2]	152	139
Global SC Finance VII SRL, Series 2021-2A, Class B, 2.49% 8/17/2041[1,2]	160	145
GLS Auto Receivables Trust, Series 2023-4, Class A3, 6.42% 6/15/2027[1,2]	96	97
GLS Auto Receivables Trust, Series 2024-3A, Class A2, 5.35% 8/16/2027[1,2]	433	434
GLS Auto Receivables Trust, Series 2024-1, Class A3, 5.40% 9/15/2027[1,2]	32	32
GLS Auto Receivables Trust, Series 2024-4A, Class A3, 4.75% 7/17/2028[1,2]	553	553
GLS Auto Receivables Trust, Series 2024-4A, Class B, 4.89% 4/16/2029[1,2]	457	456
GLS Auto Select Receivables Trust, Series 2024-4A, Class A2, 4.43% 12/17/2029[1,2]	983	979
GLS Auto Select Receivables Trust, Series 2024-1, Class A2, 5.24% 3/15/2030[1,2]	169	170
GLS Auto Select Receivables Trust, Series 2024-2, Class A2, 5.58% 6/17/2030[1,2]	131	133
GM Financial Revolving Receivables Trust, Series 2023-2, Class A, 5.77% 8/11/2036[1,2]	312	324
Greatamerica Leasing Receivables Funding, LLC, Series 2023-1, Class A3, 5.15% 7/15/2027[1,2]	2,241	2,258
Greatamerica Leasing Receivables Funding, LLC, Series 22-1, Class A4, 5.35% 7/16/2029[1,2]	2,646	2,675
Hertz Vehicle Financing III, LLC, Series 2023-4, Class A, 6.15% 3/25/2030[1,2]	150	154

11	Capital Group Fixed Income ETF Trust

Capital Group Core Bond ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Hertz Vehicle Financing, LLC, Series 2023-1A, Class B, 6.22% 6/25/2027[1,2]	USD2,505	$2,528
Hertz Vehicle Financing, LLC, Series 2021-2A, Class A, 1.68% 12/27/2027[1,2]	250	235
Hertz Vehicle Financing, LLC, Series 2021-2A, Class B, 2.12% 12/27/2027[1,2]	150	141
Hertz Vehicle Financing, LLC, Series 2023-3A, Class A, 5.94% 2/25/2028[1,2]	2,700	2,746
Hertz Vehicle Financing, LLC, Series 2024-1A, Class A, 5.44% 1/25/2029[1,2]	517	521
Horizon Aircraft Finance, Series 2024-1, Class A, 5.375% 9/15/2049[1,2]	2,836	2,755
Hyundai Auto Lease Securitization Trust, Series 2024-A, Class A4, 5.07% 2/15/2028[1,2]	100	101
Juniper Valley Park CLO, Ltd., Series 2023-1, Class AR, (3-month USD CME Term SOFR + 1.25%) 5.867% 7/20/2036[1,2,4]	1,958	1,961
LAD Auto Receivables Trust, Series 2021-1A, Class B, 1.94% 11/16/2026[1,2]	85	85
LAD Auto Receivables Trust, Series 2023-4, Class A3, 6.10% 12/15/2027[1,2]	33	33
LAD Auto Receivables Trust, Series 2024-1, Class A3, 5.23% 1/18/2028[1,2]	35	35
LAD Auto Receivables Trust, Series 2023-2, Class A3, 5.42% 2/15/2028[1,2]	250	251
LAD Auto Receivables Trust, Series 2024-1, Class A4, 5.17% 9/15/2028[1,2]	80	81
LAD Auto Receivables Trust, Series 2024-2, Class A4, 5.46% 7/16/2029[1,2]	355	359
Marble Point CLO, Ltd., Series 2019-1A, Class A1R2, (3-month USD CME Term SOFR + 1.04%) 5.531% 7/23/2032[1,2,4]	2,638	2,653
Mercedes-Benz Auto Receivables Trust, Series 2023-2, Class A3, 5.95% 11/15/2028[1]	75	76
Merchants Fleet Funding, LLC, Series 2024-1, Class A, 5.82% 4/20/2037[1,2]	1,066	1,077
Mercury Financial Credit Card Master Trust, Series 2024-2A, Class A, 6.56% 7/20/2029[1,2]	1,638	1,658
Mission Lane Credit Card Master Trust, Series 2024-A, Class A1, 6.20% 8/15/2029[1,2]	2,012	2,025
Mission Lane Credit Card Master Trust, Series 2024-A, Class B, 6.58% 8/15/2029[1,2]	798	803
Navient Student Loan Trust, Series 2021-B, Class A, 0.94% 7/15/2069[1,2]	103	93
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061[1,2]	5,000	4,615
NMEF Funding, LLC, Series 2024-A, Class A2, 5.15% 12/15/2031[1,2]	2,243	2,249
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class A, 6.27% 6/17/2031[1,2]	612	619
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class B, 7.15% 6/17/2031[1,2]	272	277
OnDeck Asset Securitization Trust, LLC, Series 2024-2A, Class A, 4.98% 10/17/2031[1,2]	801	785
PEAC Solutions Receivables, LLC, Series 2024-2A, Class A2, 4.74% 4/20/2027[1,2]	1,647	1,644
PEAC Solutions Receivables, LLC, Series 2024-1A, Class A2, 5.79% 6/21/2027[1,2]	1,116	1,127
PEAC Solutions Receivables, LLC, Series 2024-2A, Class A3, 4.65% 10/20/2031[1,2]	585	578
PFS Financing Corp., Series 2022-D, Class B, 4.90% 8/16/2027[1,2]	100	100
PFS Financing Corp., Series 2023-A, Class A, 5.80% 3/15/2028[1,2]	150	152
Pg&E Recovery Funding, LLC, Series 2024-A, Class A1, 4.838% 6/1/2035[1]	1,440	1,430
Post Road Equipment Finance, Series 2024-1, Class C, 5.81% 10/15/2030[1,2]	300	305
Prestige Auto Receivables Trust, Series 2024-2, Class A2, 4.72% 2/15/2028[1,2]	724	724
Reach Financial, LLC, Series 2024-2, Class A, 5.88% 7/15/2031[1,2]	854	858
Santander Drive Auto Receivables Trust, Series 2024-1, Class A2, 5.71% 2/16/2027[1]	24	24
Santander Drive Auto Receivables Trust, Series 2024-4, Class A2, 5.41% 7/15/2027[1]	940	943
Santander Drive Auto Receivables Trust, Series 2024-1, Class A3, 5.25% 4/17/2028[1]	18	18
Santander Drive Auto Receivables Trust, Series 2024-5, Class B, 4.63% 8/15/2029[1]	2,394	2,384
SBNA Auto Lease Trust, Series 2024-C, Class A3, 4.56% 2/22/2028[1,2]	780	780
SBNA Auto Lease Trust, Series 2024-B, Class A4, 5.55% 12/20/2028[1,2]	1,000	1,016
SCF Equipment Leasing, LLC, Series 2024-1A, Class A3, 5.52% 1/20/2032[1,2]	3,597	3,659
SFS Auto Receivables Securitization Trust, Series 2024-1, Class A3, 4.95% 5/21/2029[1,2]	234	235
Subway Funding, LLC, Series 2024-3, Class A2I, 5.246% 7/30/2054[1,2]	2,548	2,487
TAL Advantage V, LLC, Series 2020-1A, Class A, 2.05% 9/20/2045[1,2]	2,531	2,354
Textainer Marine Containers, Ltd., Series 2021-1, Class A, 1.68% 2/20/2046[1,2]	166	151
The Huntington National Bank, Series 2024-2, Class B1, 5.44% 10/20/2032[1,2]	3,914	3,920
TICP CLO, Ltd., Series 2018-12, Class AR, (3-month USD CME Term SOFR + 1.432%) 6.088% 7/15/2034[1,2,4]	275	276
TIF Funding II, LLC, Series 2020-1A, Class A, 2.09% 8/20/2045[1,2]	533	494
TIF Funding II, LLC, Series 2021-1A, Class A, 1.65% 2/20/2046[1,2]	299	265
Verdant Receivables, LLC, Series 2024-1, Class A2, 5.68% 12/12/2031[1,2]	826	837
Verdant Receivables, LLC, Series 2024-1, Class B, 5.72% 12/12/2031[1,2]	1,750	1,777
Verizon Master Trust, Series 2024-1, Class A1A, 5.00% 12/20/2028[1]	120	121
VStrong Auto Receivables Trust, Series 2024-A, Class A3, 5.62% 12/15/2028[1,2]	109	110
Westlake Automobile Receivables Trust, Series 2023-4, Class A3, 6.24% 7/15/2027[1,2]	62	63
Westlake Flooring Master Trust, Series 2024-1, Class A, 5.43% 2/15/2028[1,2]	137	138
Wheels Fleet Lease Funding, LLC, Series 24-2A, Class A1, 4.87% 6/21/2039[1,2]	2,493	2,498
Wheels Fleet Lease Funding, LLC, Series 2024-3A, Class A1, 4.80% 9/19/2039[1,2]	2,404	2,403

Capital Group Fixed Income ETF Trust	12

Capital Group Core Bond ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Wind River CLO, Ltd., Series 2015-1A, Class A1R3, (3-month USD CME Term SOFR + 1.20%) 5.817% 10/20/2030[1,2,4]	USD542	$541
Wingspire Equipment Finance, LLC, Series 2024-1A, Class A2, 4.99% 9/20/2032[1,2]	1,140	1,143
World Financial Network Credit Card Master Trust, Series 2024-A, Class A, 5.47% 2/17/2031[1]	405	412
		138,064
Municipals 0.05%
Massachusetts 0.05%
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2024-A, 6.352% 7/1/2049	705	714
Total bonds, notes & other debt instruments (cost: $1,550,961,000)		1,536,540

Short-term securities 3.72%	Shares
Money market investments 3.72%
Capital Group Central Cash Fund 4.50%[8,9]	587,866	58,798
Total short-term securities (cost: $58,796,000)		58,798
Total investment securities 101.00% (cost: $1,609,757,000)		1,595,338

Other assets less liabilities (1.00)%	(15,862)
Net assets 100.00%	$1,579,476
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 12/31/2024 (000)
2 Year U.S. Treasury Note Futures	Short	125	3/31/2025	USD(25,701)	$27
5 Year U.S. Treasury Note Futures	Long	940	3/31/2025	99,926	(559)
10 Year U.S. Treasury Note Futures	Long	761	3/20/2025	82,759	(1,188)
10 Year Ultra U.S. Treasury Note Futures	Long	218	3/20/2025	24,266	(329)
30 Year U.S. Treasury Bond Futures	Long	289	3/20/2025	32,901	(912)
30 Year Ultra U.S. Treasury Bond Futures	Long	143	3/20/2025	17,004	(847)
					$(3,808)
Swap contracts

Credit default swaps
Centrally cleared credit default swaps on credit indices — sell protection
Financing rate received	Payment frequency	Reference index	Expiration date	Notional amount[10] (000)	Value at 12/31/2024[11] (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2024 (000)
1.00%	Quarterly	CDX.NA.IG.S43	12/20/2029	USD27,118	$605	$611	$(6)

13	Capital Group Fixed Income ETF Trust

Capital Group Core Bond ETF  (continued)
Investments in affiliates9

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2024 (000)	Dividend or interest income (000)
Short-term securities 3.72%
Money market investments 3.72%
Capital Group Central Cash Fund 4.50% [8]	$16,276	$877,960	$835,451	$9	$4	$58,798	$4,945

[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $361,945,000, which represented
22.92% of the net assets of the fund.

[3]	Step bond; coupon rate may change at a later date.
[4]
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[5]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $6,625,000, which represented .42% of the net assets of the fund.
[6]	Value determined using significant unobservable inputs.
[7]
Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $1,886,000, which represented 0.12% of the net assets of the fund.

[8]	Rate represents the seven-day yield at 12/31/2024.
[9]	Part of the same "group of investment companies" as the fund as defined under the Investment Company Act of 1940, as amended.
[10]	The maximum potential amount the fund may pay as a protection seller should a credit event occur.
[11]
The prices and resulting values for credit default swap indices serve as an indicator of the current status of the payment/performance risk. As the value of a sell protection credit default swap increases or decreases, when compared to the notional amount of the swap, the payment/performance risk may decrease or increase, respectively.

Key to abbreviation(s)
Auth. = Authority
CLO = Collateralized Loan Obligations
CME = CME Group
Fncg. = Financing
ICE = Intercontinental Exchange, Inc.
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
USD = U.S. dollars
Refer to the notes to financial statements.

Capital Group Fixed Income ETF Trust	14

Capital Group Core Plus Income ETF
Investment portfolio December 31, 2024

Bonds, notes & other debt instruments 97.70%		Principal amount (000)	Value (000)
Mortgage-backed obligations 42.80%
Federal agency mortgage-backed obligations 31.64%
	Fannie Mae Pool #BT6823 2.50% 10/1/2051[1]	USD22	$18
	Fannie Mae Pool #BQ7006 2.00% 1/1/2052[1]	2,111	1,650
	Fannie Mae Pool #FS0647 3.00% 2/1/2052[1]	3,606	3,121
	Fannie Mae Pool #FS0893 3.00% 2/1/2052[1]	747	637
	Fannie Mae Pool #CB3031 2.50% 3/1/2052[1]	262	215
	Fannie Mae Pool #FS1030 3.00% 3/1/2052[1]	838	713
	Fannie Mae Pool #BV2954 3.00% 3/1/2052[1]	721	614
	Fannie Mae Pool #BV3117 3.00% 3/1/2052[1]	691	588
	Fannie Mae Pool #FS1598 2.00% 4/1/2052[1]	1,138	888
	Fannie Mae Pool #MA4577 2.00% 4/1/2052[1]	868	678
	Fannie Mae Pool #BV5370 2.50% 4/1/2052[1]	7,111	5,805
	Fannie Mae Pool #BV5332 2.50% 4/1/2052[1]	233	191
	Fannie Mae Pool #FS1405 3.00% 4/1/2052[1]	712	607
	Fannie Mae Pool #CB3361 3.00% 4/1/2052[1]	680	582
	Fannie Mae Pool #FS9189 2.00% 5/1/2052[1]	2,626	2,056
	Fannie Mae Pool #MA4597 2.00% 5/1/2052[1]	813	635
	Fannie Mae Pool #BV9644 2.50% 5/1/2052[1]	11,158	9,165
	Fannie Mae Pool #CB3586 3.00% 5/1/2052[1]	2,545	2,177
	Fannie Mae Pool #BV9700 2.50% 6/1/2052[1]	3,388	2,778
	Fannie Mae Pool #MA4623 2.50% 6/1/2052[1]	2,170	1,773
	Fannie Mae Pool #BW7323 2.50% 6/1/2052[1]	470	387
	Fannie Mae Pool #MA4626 4.00% 6/1/2052[1]	8,314	7,620
	Fannie Mae Pool #MA4652 2.50% 7/1/2052[1]	3,922	3,202
	Fannie Mae Pool #MA4743 2.50% 8/1/2052[1]	241	196
	Fannie Mae Pool #BV8015 2.50% 8/1/2052[1]	203	167
	Fannie Mae Pool #FS3056 2.00% 10/1/2052[1]	10,623	8,280
	Fannie Mae Pool #MA4824 2.50% 10/1/2052[1]	2,262	1,846
	Fannie Mae Pool #BX0466 4.00% 11/1/2052[1]	946	867
	Fannie Mae Pool #BX2469 5.50% 12/1/2052[1]	275	272
	Fannie Mae Pool #FS5520 4.50% 1/1/2053[1]	3,750	3,532
	Fannie Mae Pool #FS4435 2.50% 2/1/2053[1]	1,136	927
	Fannie Mae Pool #BW4985 4.00% 2/1/2053[1]	1,283	1,175
	Fannie Mae Pool #MA4919 5.50% 2/1/2053[1]	1,441	1,424
	Fannie Mae Pool #BW5000 4.00% 3/1/2053[1]	985	903
	Fannie Mae Pool #MA4962 4.00% 3/1/2053[1]	962	880
	Fannie Mae Pool #FS4191 5.50% 3/1/2053[1]	349	347
	Fannie Mae Pool #SD3124 2.50% 6/1/2053[1]	468	384
	Fannie Mae Pool #CB6297 4.00% 5/1/2053[1]	976	894
	Fannie Mae Pool #MA5009 5.00% 5/1/2053[1]	5,754	5,563
	Fannie Mae Pool #MA5010 5.50% 5/1/2053[1]	248	245
	Fannie Mae Pool #MA5038 5.00% 6/1/2053[1]	2,591	2,506
	Fannie Mae Pool #FS6037 2.50% 7/1/2053[1]	68	55
	Fannie Mae Pool #MA5072 5.50% 7/1/2053[1]	1,880	1,859
	Fannie Mae Pool #MA5107 5.50% 8/1/2053[1]	106	104
	Fannie Mae Pool #MA5177 4.00% 10/1/2053[1]	7,033	6,437
	Fannie Mae Pool #MA5165 5.50% 10/1/2053[1]	437	431
	Fannie Mae Pool #MA5166 6.00% 10/1/2053[1]	10,360	10,420
	Fannie Mae Pool #MA5191 6.00% 11/1/2053[1]	2,645	2,660
	Fannie Mae Pool #BY1448 4.00% 12/1/2053[1]	4,922	4,505
	Fannie Mae Pool #FS6668 5.50% 12/1/2053[1]	266	263
	Fannie Mae Pool #MA5217 6.50% 12/1/2053[1]	368	376
	Fannie Mae Pool #FS7880 2.50% 1/1/2054[1]	62	51
	Fannie Mae Pool #MA5263 4.00% 1/1/2054[1]	11,632	10,646
	Fannie Mae Pool #FS6809 5.50% 2/1/2054[1]	247	244
	Fannie Mae Pool #MA5296 5.50% 3/1/2054[1]	6,293	6,214
	Fannie Mae Pool #CB8148 5.50% 3/1/2054[1]	2,812	2,792
	Fannie Mae Pool #DA7881 5.50% 3/1/2054[1]	295	291
	Fannie Mae Pool #MA5295 6.00% 3/1/2054[1]	7,380	7,419
	Fannie Mae Pool #MA5341 4.00% 4/1/2054[1]	308	282
	Fannie Mae Pool #MA5328 6.00% 4/1/2054[1]	954	959
	Fannie Mae Pool #MA5329 6.50% 4/1/2054[1]	20,399	20,835
	Fannie Mae Pool #MA5355 6.50% 5/1/2054[1]	1,842	1,882
	Fannie Mae Pool #MA5388 5.50% 6/1/2054[1]	34	34

15	Capital Group Fixed Income ETF Trust

Capital Group Core Plus Income ETF  (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Fannie Mae Pool #CB8755 6.00% 6/1/2054[1]	USD3,595	$3,636
	Fannie Mae Pool #MA5417 4.00% 7/1/2054[1]	100	91
	Fannie Mae Pool #CB8842 5.50% 7/1/2054[1]	6,391	6,330
	Fannie Mae Pool #FS8400 6.00% 7/1/2054[1]	25,025	25,337
	Fannie Mae Pool #CB8858 6.00% 7/1/2054[1]	5,685	5,750
	Fannie Mae Pool #FS8318 6.00% 7/1/2054[1]	3,824	3,871
	Fannie Mae Pool #MA5421 6.00% 7/1/2054[1]	2,731	2,748
	Fannie Mae Pool #MA5422 6.50% 7/1/2054[1]	40,072	40,939
	Fannie Mae Pool #CB8876 6.50% 7/1/2054[1]	1,104	1,132
	Fannie Mae Pool #FS8317 6.50% 7/1/2054[1]	630	648
	Fannie Mae Pool #DB4433 6.50% 7/1/2054[1]	120	123
	Fannie Mae Pool #MA5441 4.00% 8/1/2054[1]	8,505	7,783
	Fannie Mae Pool #DB8381 5.50% 8/1/2054[1]	684	675
	Fannie Mae Pool #MA5445 6.00% 8/1/2054[1]	7,943	7,994
	Fannie Mae Pool #MA5446 6.50% 8/1/2054[1]	156	159
	Fannie Mae Pool #MA5470 5.50% 9/1/2054[1]	3,463	3,419
	Fannie Mae Pool #DC1349 6.50% 9/1/2054[1]	37	38
	Fannie Mae Pool #MA5496 5.00% 10/1/2054[1]	66,742	64,457
	Fannie Mae Pool #CB9333 5.50% 10/1/2054[1]	65,598	64,894
	Fannie Mae Pool #DC6011 5.50% 11/1/2054[1]	700	691
	Fannie Mae Pool #MA5550 4.00% 12/1/2054[1]	415	380
	Fannie Mae Pool #DC4826 5.50% 12/1/2054[1]	3,787	3,739
	Fannie Mae Pool #DC6842 5.50% 12/1/2054[1]	1,825	1,802
	Fannie Mae Pool #DC4736 5.50% 12/1/2054[1]	1,610	1,589
	Freddie Mac Pool #ZS4017 5.50% 9/1/2027[1]	4	4
	Freddie Mac Pool #QD1841 2.00% 11/1/2051[1]	1,874	1,466
	Freddie Mac Pool #RA6493 2.50% 12/1/2051[1]	899	734
	Freddie Mac Pool #SD0853 2.50% 1/1/2052[1]	159	130
	Freddie Mac Pool #QD5465 2.50% 1/1/2052[1]	79	65
	Freddie Mac Pool #RA6114 2.00% 2/1/2052[1]	1,166	910
	Freddie Mac Pool #SD2962 2.50% 2/1/2052[1]	541	443
	Freddie Mac Pool #QD7819 3.00% 2/1/2052[1]	639	549
	Freddie Mac Pool #SD8199 2.00% 3/1/2052[1]	2,079	1,624
	Freddie Mac Pool #QD8010 2.00% 3/1/2052[1]	969	758
	Freddie Mac Pool #QE0615 2.50% 3/1/2052[1]	825	676
	Freddie Mac Pool #QD8972 2.50% 3/1/2052[1]	443	364
	Freddie Mac Pool #QE0312 2.00% 4/1/2052[1]	967	754
	Freddie Mac Pool #QE1102 2.50% 4/1/2052[1]	10,483	8,548
	Freddie Mac Pool #QE0170 2.50% 4/1/2052[1]	639	524
	Freddie Mac Pool #RA8828 2.50% 4/1/2052[1]	591	484
	Freddie Mac Pool #QE0323 2.50% 4/1/2052[1]	413	338
	Freddie Mac Pool #QE0292 2.50% 4/1/2052[1]	272	223
	Freddie Mac Pool #QE2310 2.50% 4/1/2052[1]	128	106
	Freddie Mac Pool #SD1156 3.00% 4/1/2052[1]	835	711
	Freddie Mac Pool #SD8206 3.00% 4/1/2052[1]	828	706
	Freddie Mac Pool #RA7130 3.00% 4/1/2052[1]	797	678
	Freddie Mac Pool #RA7139 2.50% 5/1/2052[1]	303	247
	Freddie Mac Pool #SD8213 3.00% 5/1/2052[1]	43,806	37,277
	Freddie Mac Pool #QE5301 3.50% 5/1/2052[1]	693	614
	Freddie Mac Pool #QE4044 2.50% 6/1/2052[1]	487	399
	Freddie Mac Pool #SD8219 2.50% 6/1/2052[1]	407	332
	Freddie Mac Pool #QE4383 4.00% 6/1/2052[1]	772	708
	Freddie Mac Pool #QE6097 2.50% 7/1/2052[1]	548	449
	Freddie Mac Pool #SD3632 2.50% 7/1/2052[1]	102	83
	Freddie Mac Pool #SD8225 3.00% 7/1/2052[1]	38,234	32,565
	Freddie Mac Pool #SD3117 4.00% 7/1/2052[1]	5,879	5,389
	Freddie Mac Pool #SD8234 2.50% 8/1/2052[1]	1,556	1,269
	Freddie Mac Pool #QE8026 2.50% 8/1/2052[1]	395	323
	Freddie Mac Pool #SD8262 2.50% 9/1/2052[1]	6,223	5,074
	Freddie Mac Pool #QF0923 2.50% 9/1/2052[1]	637	521
	Freddie Mac Pool #SD8271 2.50% 10/1/2052[1]	458	373
	Freddie Mac Pool #QF5342 4.00% 12/1/2052[1]	981	898
	Freddie Mac Pool #SD8303 2.50% 1/1/2053[1]	390	319

Capital Group Fixed Income ETF Trust	16

Capital Group Core Plus Income ETF  (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Freddie Mac Pool #SD8299 5.00% 2/1/2053[1]	USD4,072	$3,944
	Freddie Mac Pool #SD8305 4.00% 3/1/2053[1]	2,344	2,148
	Freddie Mac Pool #SD2610 4.00% 3/1/2053[1]	290	265
	Freddie Mac Pool #RA8720 4.00% 4/1/2053[1]	998	913
	Freddie Mac Pool #QG1193 5.50% 4/1/2053[1]	300	296
	Freddie Mac Pool #SD8321 4.00% 5/1/2053[1]	1,207	1,105
	Freddie Mac Pool #SD8323 5.00% 5/1/2053[1]	2,547	2,462
	Freddie Mac Pool #SD8331 5.50% 6/1/2053[1]	3,610	3,568
	Freddie Mac Pool #SD3417 2.50% 7/1/2053[1]	1,084	888
	Freddie Mac Pool #SD8353 4.00% 7/1/2053[1]	961	880
	Freddie Mac Pool #SD8342 5.50% 6/1/2053[1]	2,048	2,025
	Freddie Mac Pool #RA9735 2.50% 8/1/2053[1]	117	95
	Freddie Mac Pool #SD8357 4.00% 8/1/2053[1]	973	891
	Freddie Mac Pool #QG9041 4.00% 8/1/2053[1]	585	536
	Freddie Mac Pool #SD8375 4.00% 9/1/2053[1]	968	887
	Freddie Mac Pool #SD8362 5.50% 9/1/2053[1]	21,288	21,046
	Freddie Mac Pool #SD8363 6.00% 9/1/2053[1]	5,619	5,652
	Freddie Mac Pool #SD4077 2.50% 10/1/2053[1]	3,123	2,560
	Freddie Mac Pool #SD8367 5.50% 10/1/2053[1]	1,611	1,593
	Freddie Mac Pool #SD4977 5.00% 11/1/2053[1,2]	101,022	97,644
	Freddie Mac Pool #SD8372 5.50% 11/1/2053[1]	5,678	5,613
	Freddie Mac Pool #SD8392 4.00% 12/1/2053[1]	6,381	5,840
	Freddie Mac Pool #SD8386 7.00% 12/1/2053[1]	5,455	5,661
	Freddie Mac Pool #SD8396 6.00% 1/1/2054[1]	346	348
	Freddie Mac Pool #SD8398 7.00% 1/1/2054[1]	7,196	7,468
	Freddie Mac Pool #SD8401 5.50% 2/1/2054[1]	25,453	25,136
	Freddie Mac Pool #SD8402 6.00% 2/1/2054[1]	28,571	28,723
	Freddie Mac Pool #SD8403 6.50% 2/1/2054[1]	563	575
	Freddie Mac Pool #SD8424 4.00% 3/1/2054[1]	1,997	1,828
	Freddie Mac Pool #SD8408 5.50% 3/1/2054[1]	49,574	48,957
	Freddie Mac Pool #SD8432 6.00% 5/1/2054[1]	16,260	16,346
	Freddie Mac Pool #SD8438 5.50% 6/1/2054[1]	989	977
	Freddie Mac Pool #QI7522 5.50% 6/1/2054[1]	25	25
	Freddie Mac Pool #SD8439 6.00% 6/1/2054[1]	6,978	7,015
	Freddie Mac Pool #RJ1960 5.50% 7/1/2054[1]	2,049	2,033
	Freddie Mac Pool #RJ1963 5.50% 7/1/2054[1]	1,641	1,621
	Freddie Mac Pool #SD5790 6.00% 7/1/2054[1]	26,258	26,552
	Freddie Mac Pool #RJ1964 6.00% 7/1/2054[1]	11,189	11,376
	Freddie Mac Pool #RJ1975 6.00% 7/1/2054[1]	8,534	8,630
	Freddie Mac Pool #RJ1973 6.00% 7/1/2054[1]	8,115	8,209
	Freddie Mac Pool #SD8447 6.00% 7/1/2054[1]	2,519	2,536
	Freddie Mac Pool #SD8448 6.50% 7/1/2054[1]	11,036	11,269
	Freddie Mac Pool #QJ3659 4.00% 8/1/2054[1]	999	914
	Freddie Mac Pool #SD8455 6.50% 8/1/2054[1]	7,023	7,174
	Freddie Mac Pool #QJ3674 4.00% 9/1/2054[1]	323	296
	Freddie Mac Pool #SD8462 5.50% 9/1/2054[1]	20,664	20,404
	Freddie Mac Pool #SD6578 6.00% 9/1/2054[1]	1,258	1,268
	Freddie Mac Pool #SD8469 5.50% 10/1/2054[1]	254	251
	Freddie Mac Pool #QJ6165 5.50% 10/1/2054[1]	207	205
	Freddie Mac Pool #SD6585 5.50% 10/1/2054[1]	49	48
	Freddie Mac Pool #SD8471 6.50% 10/1/2054[1]	2,324	2,374
	Freddie Mac Pool #SD8484 4.00% 11/1/2054[1]	4,030	3,687
	Freddie Mac Pool #SD8473 4.50% 11/1/2054[1]	38,328	36,068
	Freddie Mac Pool #QJ8400 4.50% 11/1/2054[1]	458	431
	Freddie Mac Pool #SD8487 4.00% 12/1/2054[1]	8,047	7,362
	Freddie Mac Pool #SD8489 4.50% 12/1/2054[1]	26,848	25,265
	Freddie Mac Pool #SD8493 5.50% 12/1/2054[1]	2,000	1,975
	Freddie Mac Pool #SD8488 4.00% 1/1/2055[1]	585	535
	Freddie Mac Pool #SD8494 5.50% 1/1/2055[1]	7,902	7,803
	Government National Mortgage Assn. 2.50% 1/1/2055[1]	2,100	1,754
	Government National Mortgage Assn. Pool #MA8266 3.50% 9/20/2052[1]	4,976	4,452
	Government National Mortgage Assn. Pool #MB0024 4.50% 11/20/2054[1]	11,985	11,338
	Uniform Mortgage-Backed Security 2.00% 1/1/2055[1,3]	12,432	9,675

17	Capital Group Fixed Income ETF Trust

Capital Group Core Plus Income ETF  (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Uniform Mortgage-Backed Security 2.50% 1/1/2055[1,3]	USD5,820	$4,741
	Uniform Mortgage-Backed Security 3.00% 1/1/2055[1,3]	5,400	4,587
	Uniform Mortgage-Backed Security 3.50% 1/1/2055[1,3]	77,350	68,422
	Uniform Mortgage-Backed Security 4.50% 1/1/2055[1,3]	20,957	19,712
	Uniform Mortgage-Backed Security 5.00% 1/1/2055[1,3]	96,640	93,280
	Uniform Mortgage-Backed Security 5.50% 1/1/2055[1,3]	5,600	5,527
	Uniform Mortgage-Backed Security 6.00% 1/1/2055[1,3]	9,498	9,543
	Uniform Mortgage-Backed Security 4.50% 2/1/2055[1,3]	25,797	24,254
			1,260,608

Commercial mortgage-backed securities 9.35%
	3650R Commercial Mortgage Trust, Series 2022-PF2, Class B, 5.29% 11/15/2055[1,4]	1,690	1,592
	Bank Commercial Mortgage Trust, Series 2023-BNK45, Class B, 6.148% 2/15/2056[1,4]	1,873	1,899
	Bank Commercial Mortgage Trust, Series 2023-BNK45, Class C, 6.279% 2/15/2056[1,4]	512	501
	Bank Commercial Mortgage Trust, Series 2023-5YR1, Class AS, 6.41% 4/15/2056[1,4]	3,787	3,902
	Bank Commercial Mortgage Trust, Series 2023-5YR1, Class B, 6.41% 3/15/2056[1,4]	2,641	2,627
	Bank Commercial Mortgage Trust, Series 2023-5YR2, Class C, 7.164% 7/15/2028[1,4]	2,288	2,317
	Bank Commercial Mortgage Trust, Series 2023-BNK46, Class B, 6.774% 8/15/2056[1,4]	4,200	4,486
	Bank Commercial Mortgage Trust, Series 2023-BNK46, Class C, 6.774% 8/15/2056[1,4]	2,960	3,063
	Bank Commercial Mortgage Trust, Series 2023-5YR3, Class C, 7.315% 9/15/2056[1,4]	2,818	2,941
	Bank Commercial Mortgage Trust, Series 2023-5YR4, Class B, 7.605% 12/15/2056[1,4]	2,989	3,194
	Bank Commercial Mortgage Trust, Series 2024-5YR6, Class C, 6.967% 5/15/2057[1,4]	1,782	1,830
	Bank Commercial Mortgage Trust, Series 2024-5YR9, Class B, 6.483% 8/15/2057[1,4]	6,530	6,722
	Bank Commercial Mortgage Trust, Series 2024-5YR11, Class B, 6.322% 11/15/2057[1,4]	7,100	7,298
	Bank Commercial Mortgage Trust, Series 2024-5YR12, Class B, 6.277% 12/15/2057[1,4]	7,925	8,144
	Bank Commercial Mortgage Trust, Series 2019-BN19, Class B, 3.647% 8/15/2061[1]	1,000	843
	Bank Commercial Mortgage Trust, Series 2019-BN24, Class B, 3.455% 11/15/2062[1,4]	1,033	905
	Bank Commercial Mortgage Trust, Series 2022-BNK40, Class B, 3.393% 3/15/2064[1,4]	273	231
	Bank Commercial Mortgage Trust, Series 2022-BNK40, Class AS, 3.393% 3/15/2064[1,4]	250	218
	Barclays Commercial Mortgage Securities, LLC, Series 2018-TALL, Class A, ((1-month USD CME Term SOFR + 0.047%) + 0.872%) 5.316% 3/15/2037[1,4,5]	2,927	2,775
	Barclays Commercial Mortgage Securities, LLC, Series 2022-C18, Class C, 6.145% 12/15/2055[1,4]	1,355	1,371
	Barclays Commercial Mortgage Securities, LLC, Series 2023-C20, Class C, 6.609% 7/15/2056[1,4]	1,882	1,919
	Barclays Commercial Mortgage Securities, LLC, Series 2024-C24, Class C, 6.00% 2/15/2057[1]	276	275
	Barclays Commercial Mortgage Securities, LLC, Series 2024-C26, Class C, 6.00% 5/15/2057[1,4]	476	472
	Barclays Commercial Mortgage Securities, LLC, Series 2024-5C29, Class B, 5.858% 9/15/2057[1]	1,837	1,854
	Barclays Commercial Mortgage Securities, LLC, Series 2024-C30, Class B, 6.031% 11/15/2057[1,4]	4,242	4,329
	Barclays Commercial Mortgage Securities, LLC, Series 2024-5C31, Class B, 6.002% 12/15/2057[1]	7,000	7,132
	Benchmark Mortgage Trust, Series 2023-V2, Class B, 6.769% 5/15/2050[1,4]	4,994	5,143
	Benchmark Mortgage Trust, Series 2020-B21, Class AS, 2.254% 12/17/2053[1]	250	208
	Benchmark Mortgage Trust, Series 2021-B23, Class A5, 2.07% 2/15/2054[1]	1,200	987
	Benchmark Mortgage Trust, Series 2022-B35, Class C, 4.444% 5/15/2055[1,4]	2,005	1,564
	Benchmark Mortgage Trust, Series 2023-V2, Class C, 6.769% 5/15/2055[1,4]	3,464	3,556
	Benchmark Mortgage Trust, Series 2023-B38, Class B, 6.245% 4/15/2056[1,4]	4,994	5,125
	Benchmark Mortgage Trust, Series 2023-B38, Class C, 6.245% 4/15/2056[1,4]	2,996	3,051
	Benchmark Mortgage Trust, Series 2023-V3, Class B, 6.924% 7/15/2056[1]	1,499	1,548
	Benchmark Mortgage Trust, Series 2023-V3, Class C, 7.173% 7/15/2056[1,4]	2,644	2,718
	Benchmark Mortgage Trust, Series 2024-V5, Class B, 6.059% 1/10/2057[1]	693	702
	Benchmark Mortgage Trust, Series 2024-V5, Class AM, 6.417% 1/10/2057[1]	1,681	1,740
	Benchmark Mortgage Trust, Series 2024-V9, Class A3, 5.602% 8/15/2057[1]	3,496	3,557
	Benchmark Mortgage Trust, Series 2024-V9, Class B, 6.466% 8/15/2057[1]	2,600	2,680
	Benchmark Mortgage Trust, Series 2024-V10, Class B, 5.977% 9/15/2057[1,4]	6,000	6,042
	Benchmark Mortgage Trust, Series 2024-V11, Class B, 6.373% 11/15/2057[1,4]	7,298	7,479
	Benchmark Mortgage Trust, Series 2024-V12, Class B, 6.282% 12/15/2057[1,4]	5,123	5,255

Capital Group Fixed Income ETF Trust	18

Capital Group Core Plus Income ETF  (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
	BLP Commercial Mortgage Trust, Series 2024-IND2, Class A, (1-month USD CME Term SOFR + 1.342%) 5.739% 3/15/2041[1,4,5]	USD3,007	$3,012
	BLP Commercial Mortgage Trust, Series 2024-IND2, Class D, (1-month USD CME Term SOFR + 2.59%) 6.987% 3/15/2041[1,4,5]	1,293	1,297
	BMO Mortgage Trust, Series 2023-C4, Class B, 5.396% 2/15/2056[1,4]	711	701
	BMO Mortgage Trust, Series 2023-5C1, Class B, 6.96% 8/15/2056[1,4]	3,505	3,647
	BMO Mortgage Trust, Series 2023-5C1, Class C, 7.118% 8/15/2056[1,4]	1,075	1,104
	BMO Mortgage Trust, Series 2024-5C3, Class B, 6.557% 2/15/2057[1,4]	1,115	1,148
	BMO Mortgage Trust, Series 2024-5C5, Class B, 6.746% 2/15/2057[1,4]	7,774	8,063
	BMO Mortgage Trust, Series 2024-5C3, Class C, 6.859% 2/15/2057[1,4]	443	457
	BMO Mortgage Trust, Series 2024-5C4, Class C, 7.019% 5/15/2057[1,4]	5,202	5,366
	BMO Mortgage Trust, Series 2024-5C6, Class B, 6.086% 9/15/2057[1,4]	2,504	2,487
	BMO Mortgage Trust, Series 2024-C10, Class B, 6.079% 11/15/2057[1,4]	3,470	3,506
	BMO Mortgage Trust, Series 2024-5C7, Class B, 6.198% 11/15/2057[1,4]	9,000	9,183
	BMO Mortgage Trust, Series 2024-5C8, Class B, 6.091% 12/15/2057[1,4]	10,000	10,193
	BMP Trust, Series 2024-MF23, Class D, (1-month USD CME Term SOFR + 2.39%) 6.788% 6/15/2041[1,4,5]	5,000	5,017
	BMP Trust, Series 2024-MF23, Class E, (1-month USD CME Term SOFR + 3.389%) 7.786% 6/15/2041[1,4,5]	2,408	2,395
	BOCA Commercial Mortgage Trust, Series 2024-BOCA, Class B, (1-month USD CME Term SOFR + 2.839%) 7.236% 8/15/2041[1,4,5]	3,645	3,658
	BPR Trust, Series 2022-OANA, Class A, (1-month USD CME Term SOFR + 1.898%) 6.295% 4/15/2037[1,4,5]	8,000	8,041
	BX Commercial Mortgage Trust, Series 2024-GPA3, Class C, (1-month USD CME Term SOFR + 1.892%) 6.399% 12/15/2039[1,4,5]	9,616	9,629
	BX Trust, Series 2024-FNX, Class C, (1-month USD CME Term SOFR + 2.291%) 6.688% 11/15/2026[1,4,5]	13,389	13,412
	BX Trust, Series 2022-CSMO, Class A, (1-month USD CME Term SOFR + 2.115%) 6.512% 6/15/2027[1,4,5]	716	719
	BX Trust, Series 2024-VLT4, Class E, (1-month USD CME Term SOFR + 2.889%) 7.286% 5/15/2029[1,4,5]	4,757	4,790
	BX Trust, Series 2024-KING, Class C, (1-month USD CME Term SOFR + 1.94%) 6.397% 5/15/2034[1,4,5]	5,325	5,333
	BX Trust, Series 2021-SDMF, Class D, (1-month USD CME Term SOFR + 1.501%) 5.899% 9/15/2034[1,4,5]	471	464
	BX Trust, Series 2021-VOLT, Class D, (1-month USD CME Term SOFR + 1.764%) 6.162% 9/15/2036[1,4,5]	2,480	2,476
	BX Trust, Series 2021-VOLT, Class E, (1-month USD CME Term SOFR + 2.114%) 6.512% 9/15/2036[1,4,5]	4,000	3,994
	BX Trust, Series 2021-ARIA, Class B, (1-month USD CME Term SOFR + 1.411%) 5.809% 10/15/2036[1,4,5]	2,976	2,970
	BX Trust, Series 2022-IND, Class D, (1-month USD CME Term SOFR + 2.839%) 7.236% 4/15/2037[1,4,5]	113	113
	BX Trust, Series 2022-AHP, Class A, (1-month USD CME Term SOFR + 0.99%) 5.387% 2/15/2039[1,4,5]	4,887	4,876
	BX Trust, Series 2022-PSB, Class A, (1-month USD CME Term SOFR + 2.451%) 6.848% 8/15/2039[1,4,5]	393	395
	BX Trust, Series 2024-AIR2, Class C, (1-month USD CME Term SOFR + 2.241%) 6.639% 10/15/2041[1,4,5]	2,000	2,009
	BX Trust, Series 2020-VIV2, Class C, 3.542% 3/9/2044[1,4,5]	2,000	1,780
	BX Trust, Series 2020-VIV3, Class B, 3.544% 3/9/2044[1,4,5]	989	897
	BXSC Commercial Mortgage Trust, Series 2022-WSS, Class B, (1-month USD CME Term SOFR + 2.092%) 6.489% 3/15/2035[1,4,5]	2,985	2,989
	BXSC Commercial Mortgage Trust, Series 2022-WSS, Class D, (1-month USD CME Term SOFR + 3.188%) 7.585% 3/15/2035[1,4,5]	249	250
	CART, Series 2024-DFW1, Class D, (1-month USD CME Term SOFR + 3.04%) 8.377% 8/15/2026[1,4,5]	5,768	5,785
	CENT Trust 2023-CITY, Series 2023-CITY, Class B, (1-month USD CME Term SOFR + 3.15%) 7.547% 9/15/2028[1,4,5]	3,354	3,362
	Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class D, 5.852% 6/10/2028[1,4,5]	3,950	3,886
	Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class C, 5.852% 10/12/2040[1,4,5]	1,225	1,219

19	Capital Group Fixed Income ETF Trust

Capital Group Core Plus Income ETF  (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
	Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class C, 4.499% 2/10/2048[1,4]	USD442	$439
	Citigroup Commercial Mortgage Trust, Series 2020-GC46, Class B, 3.15% 2/15/2053[1,4]	840	698
	DATA 2023-CNTR Mortgage Trust, Series 2023-CNTR, Class D, 5.919% 8/12/2043[1,4,5]	3,984	3,643
	DC Commercial Mortgage Trust, Series 2023-DC, Class D, 7.379% 9/10/2040[1,4,5]	5,155	5,219
	ELM Trust 2024, Series 2024-ELM, Class D10, 6.626% 6/10/2039[1,4,5]	973	983
	ELM Trust 2024, Series 2024-ELM, Class D15, 6.674% 6/10/2029[1,4,5]	875	885
	Extended Stay America Trust, Series 2021-ESH, Class D, (1-month USD CME Term SOFR + 2.364%) 6.762% 7/15/2038[1,4,5]	440	442
	FIVE Mortgage Trust, Series 2023-V1, Class B, 6.297% 2/10/2056[1,4]	1,982	2,003
	FIVE Mortgage Trust, Series 2023-V1, Class C, 6.297% 2/10/2056[1,4]	973	967
	Fontainebleau Miami Beach Trust, Series 2024-FBLU, Class E, (1-month USD CME Term SOFR + 3.15%) 7.643% 12/15/2029[1,4,5]	2,568	2,589
	Great Wolf Trust, Series 2024-WOLF, Class C, (1-month USD CME Term SOFR + 2.391%) 6.847% 3/15/2039[1,4,5]	3,963	3,981
	Great Wolf Trust, Series 2024-WOLF, Class D, (1-month USD CME Term SOFR + 2.89%) 7.287% 3/15/2039[1,4,5]	3,379	3,412
	GS Mortgage Securities Trust, Series 2024-70P, Class B, 5.697% 3/10/2041[1,4,5]	2,174	2,154
	GS Mortgage Securities Trust, Series 2024-70P, Class C, 6.084% 3/10/2041[1,4,5]	3,769	3,710
	Hilton USA Trust, Series 2024-ORL, Class A, (1-month USD CME Term SOFR + 1.541%) 5.997% 5/15/2037[1,4,5]	6,000	6,011
	Hilton USA Trust, Series 2024-ORL, Class B, (1-month USD CME Term SOFR + 1.941%) 6.397% 5/15/2037[1,4,5]	2,000	2,004
	Hilton USA Trust, Series 2024-ORL, Class C, (1-month USD CME Term SOFR + 2.44%) 6.897% 5/15/2037[1,4,5]	996	998
	HTL Commercial Mortgage Trust, Series 2024-T53, Class C, 7.088% 5/10/2039[1,4,5]	1,260	1,284
	HTL Commercial Mortgage Trust, Series 2024-T53, Class D, 8.198% 5/10/2039[1,4,5]	2,564	2,621
	JW Commercial Mortgage Trust 2024-MRCO, Series 2024-BERY, Class C, (1-month USD CME Term SOFR + 2.242%) 6.639% 11/15/2039[1,4,5]	6,779	6,807
	KSL Commercial Mortgage Trust, Series 2024-HT2, Class D, (1-month USD CME Term SOFR + 3.29%) 7.863% 12/15/2039[1,4,5]	10,000	10,017
	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C20, Class B, 4.16% 2/15/2048[1]	2,000	1,983
	Morgan Stanley Capital I Trust, Series 2019-L3, Class B, 3.649% 11/15/2052[1,4]	750	674
	MSWF Commercial Mortgage Trust, Series 2023-1, Class C, 6.683% 5/15/2033[1,4]	1,698	1,759
	MSWF Commercial Mortgage Trust, Series 2023-1, Class B, 6.683% 5/15/2033[1,4]	1,642	1,739
	Multifamily Connecticut Avenue Securities, Series 2020-1, Class M10, (30-day Average USD-SOFR + 3.864%) 8.433% 3/25/2050[1,4,5]	2,876	2,930
	Multifamily Connecticut Avenue Securities, Series 2023-01, Class M7, (30-day Average USD-SOFR + 4.00%) 8.569% 11/25/2053[1,4,5]	1,645	1,719
	Multifamily Connecticut Avenue Securities, Series 2023-01, Class M10, (30-day Average USD-SOFR + 6.50%) 11.069% 11/25/2053[1,4,5]	2,699	3,044
	Multifamily Structured Credit Risk, Series 21-MN1, Class M2, (30-day Average USD-SOFR + 3.75%) 8.319% 1/25/2051[1,4,5]	910	932
	SDR Commercial Mortgage Trust, Series 2024-DSNY, Class B, (1-month USD CME Term SOFR + 1.741%) 6.138% 5/15/2039[1,4,5]	1,943	1,929
	SFO Commerical Mortgage Trust, Series 2021-555, Class A, (1-month USD CME Term SOFR + 1.264%) 5.662% 5/15/2038 (1-month USD CME Term SOFR + 1.514% on 5/15/2026)[1,5,6]	8,900	8,692
	StorageMart Commercial Mortgage Trust, Series 2022-MINI, Class D, (1-month USD CME Term SOFR + 1.95%) 6.347% 1/15/2039[1,4,5]	3,000	2,959
	UBS Commercial Mortgage Trust, Series 2017-C1, Class AS, 3.724% 6/15/2050[1,5]	6,702	6,412
	UBS Commercial Mortgage Trust, Series 2017-C3, Class C, 4.381% 8/15/2050[1,4]	1,582	1,459
	Wells Fargo Commercial Mortgage Trust, Series 2016-C35, Class C, 4.176% 7/15/2048[1,4]	3,000	2,861
	Wells Fargo Commercial Mortgage Trust, Series 2024-C63, Class B, 6.12% 8/15/2057[1,4]	1,442	1,474
	Wells Fargo Commercial Mortgage Trust, Series 2024-5C2, Class B, 6.334% 11/15/2057[1,4]	1,997	2,058
	Wells Fargo Commercial Mortgage Trust, Series 2015-LC22, Class C, 4.541% 9/15/2058[1,4]	130	121

Capital Group Fixed Income ETF Trust	20

Capital Group Core Plus Income ETF  (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
	WMRK Commercial Mortgage Trust, Series 2022-WMRK, Class A, (1-month USD CME Term SOFR + 2.789%) 7.186% 11/15/2027[1,4,5]	USD1,646	$1,666
	WSTN Trust, Series 2023-MAUI, Class C, 7.69% 8/5/2027[1,4,5]	594	605
	WSTN Trust, Series 2023-MAUI, Class D, 8.455% 8/5/2027[1,4,5]	1,820	1,863
			372,564

Collateralized mortgage-backed obligations (privately originated) 1.81%
	Cascade Funding Mortgage Trust, Series 2024-NR1, Class A1, 6.405% 11/25/2029 (9.405% on 11/25/2027)[1,5,6]	3,526	3,527
	Cascade Funding Mortgage Trust, Series 2023-HB12, Class M1, 4.25% 4/25/2033[1,4,5]	1,425	1,391
	Cascade Funding Mortgage Trust, Series 2024-HB15, Class M1, 4.00% 8/25/2034[1,4,5]	969	924
	Cascade Funding Mortgage Trust, Series 2024-HB15, Class A, 4.00% 8/25/2034[1,4,5]	716	706
	Cascade Funding Mortgage Trust, Series 2024-RM5, Class A, 4.00% 10/25/2054[1,4,5]	6,748	6,549
	Connecticut Avenue Securities Trust, Series 2020-R01, Class 1B1, (30-day Average USD-SOFR + 3.364%) 7.933% 1/25/2040[1,4,5]	6,883	7,135
	Connecticut Avenue Securities Trust, Series 2022-R03, Class 1M1, (30-day Average USD-SOFR + 2.10%) 6.669% 3/25/2042[1,4,5]	178	180
	Connecticut Avenue Securities Trust, Series 2023-R04, Class 1M2, (30-day Average USD-SOFR + 3.55%) 8.119% 5/25/2043[1,4,5]	813	870
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2021-DNA6, Class M2, (30-day Average USD-SOFR + 1.50%) 6.069% 10/25/2041[1,4,5]	793	798
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA3, Class M1A, (30-day Average USD-SOFR + 2.00%) 6.569% 4/25/2042[1,4,5]	299	303
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA1, Class A1, (30-day Average USD-SOFR + 1.35%) 5.919% 2/25/2044[1,4,5]	3,345	3,370
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-HQA1, Class B2, (30-day Average USD-SOFR + 5.214%) 9.783% 1/25/2050[1,4,5]	3,055	3,352
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA3, Class B2, (30-day Average USD-SOFR + 9.464%) 14.033% 6/25/2050[1,4,5]	8,401	11,198
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA4, Class B2, (30-day Average USD-SOFR + 10.114%) 14.683% 8/25/2050[1,4,5]	5,500	7,535
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA5, Class B2, (30-day Average USD-SOFR + 11.50%) 16.344% 10/25/2050[1,4,5]	6,000	8,373
	Legacy Mortgage Asset Trust, Series 2022-GS1, Class A1, 4.00% 2/25/2061 (7.00% on 4/25/2025)[1,5,6]	1,312	1,306
	Progress Residential Trust, Series 2024-SFR1, Class E1, 3.85% 2/17/2041[1,5]	1,697	1,537
	Progress Residential Trust, Series 2024-SFR1, Class E2, 3.85% 2/17/2041[1,5]	698	618
	Progress Residential Trust, Series 2024-SFR2, Class E1, 3.40% 4/17/2041[1,4,5]	1,532	1,372
	Progress Residential Trust, Series 2024-SFR2, Class E2, 3.65% 4/17/2041[1,4,5]	642	573
	Progress Residential Trust, Series 2024-SFR3, Class E1, 4.00% 6/17/2041[1,5]	3,457	3,139
	Progress Residential Trust, Series 2024-SFR3, Class E2, 4.00% 6/17/2041[1,5]	889	798
	Starwood Mortgage Residential Trust, Series 2024-SFR4, Class C, (1-month USD CME Term SOFR + 2.45%) 6.847% 10/17/2041[1,4,5]	6,667	6,679
			72,233
	Total mortgage-backed obligations		1,705,405
Corporate bonds, notes & loans 30.68%
Financials 6.30%
	AerCap Ireland Capital DAC 1.75% 1/30/2026	150	145
	AG Issuer, LLC 6.25% 3/1/2028[5]	290	289
	AG TTMT Escrow Issuer, LLC 8.625% 9/30/2027[5]	1,175	1,219
	Alliant Holdings Intermediate, LLC 7.375% 10/1/2032[5]	4,167	4,211
	Alpha Bank SA 6.875% 6/27/2029 (1-year EUR-ICE Swap EURIBOR + 3.793% on 6/27/2028)[6]	EUR520	601
	Alpha Bank SA 4.25% 2/13/2030 (5-year EUR Mid-Swap + 4.504% on 2/13/2025)[6]	715	741
	Alpha Bank SA 5.00% 5/12/2030 (1-year EUR-ICE Swap EURIBOR + 2.432% on 5/12/2029)[6]	300	330
	Alpha Bank SA 4.25% 6/11/2031 (5-year EUR Mid-Swap + 5.823% on 6/11/2026)[6]	105	111
	American Express Co. 5.043% 5/1/2034 (USD-SOFR + 1.835% on 5/1/2033)[6]	USD200	197
	American Express Co. 5.284% 7/26/2035 (USD-SOFR + 1.42% on 7/26/2034)[6]	150	148

21	Capital Group Fixed Income ETF Trust

Capital Group Core Plus Income ETF  (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
	AmWINS Group, Inc. 6.375% 2/15/2029[5]	USD1,000	$1,007
	Aon Corp. 3.90% 2/28/2052	2,567	1,885
	Aon North America, Inc. 5.45% 3/1/2034	2,250	2,248
	Aretec Group, Inc. 7.50% 4/1/2029[5]	175	174
	Aretec Group, Inc. 10.00% 8/15/2030[5]	355	388
	Bangkok Bank Public Co., Ltd. 3.733% 9/25/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029)[6]	1,530	1,388
	Bangkok Bank Public Co., Ltd. 3.466% 9/23/2036 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.15% on 9/23/2031)[6]	1,000	855
	Bank of America Corp. 5.288% 4/25/2034 (USD-SOFR + 1.91% on 4/25/2033)[6]	4,110	4,077
	Bank of America Corp. 5.872% 9/15/2034 (USD-SOFR + 1.84% on 9/15/2033)[6]	1,834	1,884
	Bank of America Corp. 5.468% 1/23/2035 (3-month USD CME Term SOFR + 1.65% on 1/23/2034)[6]	2,325	2,329
	Bank of Montreal 2.65% 3/8/2027	350	336
	Bank of New York Mellon Corp. 5.225% 11/20/2035 (USD-SOFR + 1.253% on 11/20/2034)[6]	3,647	3,631
	BBVA Bancomer SA 8.45% 6/29/2038 (5-year UST Yield Curve Rate T Note Constant Maturity + 4.661% on 6/29/2033)[5,6]	1,155	1,197
	BlackRock Funding, Inc. 5.00% 3/14/2034	2,460	2,431
	BlackRock Funding, Inc. 5.25% 3/14/2054	2,190	2,071
	Block, Inc. 6.50% 5/15/2032[5]	2,200	2,224
	BNP Paribas SA 2.591% 1/20/2028 (USD-SOFR + 1.228% on 1/20/2027)[5,6]	200	190
	BNP Paribas SA 5.738% 2/20/2035 (USD-SOFR + 1.88% on 2/20/2034)[5,6]	4,150	4,165
	Boost Newco Borrower, LLC 7.50% 1/15/2031[5]	1,200	1,259
	BPCE SA 5.936% 5/30/2035 (USD-SOFR + 1.85% on 5/30/2034)[5,6]	3,400	3,372
	CaixaBank, SA 6.84% 9/13/2034 (USD-SOFR + 2.77% on 9/13/2033)[5,6]	2,100	2,234
	CaixaBank, SA 6.037% 6/15/2035 (USD-SOFR + 2.26% on 9/15/2034)[5,6]	4,420	4,463
	Capital One Financial Corp. 5.70% 2/1/2030 (USD-SOFR + 1.905% on 2/1/2029)[6]	1,700	1,724
	Capital One Financial Corp. 6.377% 6/8/2034 (USD-SOFR + 2.86% on 6/8/2033)[6]	1,980	2,057
	Capital One Financial Corp. 6.051% 2/1/2035 (USD-SOFR + 2.26% on 2/1/2034)[6]	3,596	3,656
	Capital One Financial Corp. 5.884% 7/26/2035 (USD-SOFR + 1.99% on 7/26/2034)[6]	1,480	1,489
	Charles Schwab Corp. (The) 5.853% 5/19/2034 (USD-SOFR + 2.50% on 5/19/2033)[6]	1,592	1,640
	Chubb INA Holdings, LLC 5.00% 3/15/2034	3,250	3,212
	Citigroup, Inc. 2.52% 11/3/2032 (USD-SOFR + 1.177% on 11/3/2031)[6]	1,238	1,033
	Citigroup, Inc. 3.057% 1/25/2033 (USD-SOFR + 1.351% on 1/25/2032)[6]	1,040	894
	Citigroup, Inc. 6.27% 11/17/2033 (USD-SOFR + 2.338% on 11/17/2032)[6]	1,087	1,140
	Citigroup, Inc. 6.174% 5/25/2034 (USD-SOFR + 2.661% on 5/25/2033)[6]	2,030	2,069
	Citigroup, Inc. 5.827% 2/13/2035 (USD-SOFR + 2.056% on 2/13/2034)[6]	100	100
	Citigroup, Inc. 5.449% 6/11/2035 (USD-SOFR + 1.447% on 6/11/2034)[6]	1,930	1,915
	Coinbase Global, Inc. 3.625% 10/1/2031[5]	350	296
	Compass Group Diversified Holdings, LLC 5.25% 4/15/2029[5]	3,349	3,217
	Compass Group Diversified Holdings, LLC 5.00% 1/15/2032[5]	2,080	1,914
	Danske Bank AS 4.298% 4/1/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 4/1/2027)[5,6]	600	591
	Deutsche Bank AG 5.706% 2/8/2028 (USD-SOFR + 1.594% on 2/8/2027)[6]	943	953
	Deutsche Bank AG 6.819% 11/20/2029 (USD-SOFR + 2.51% on 11/20/2028)[6]	1,950	2,041
	Deutsche Bank AG 5.403% 9/11/2035 (USD-SOFR + 2.05% on 9/11/2034)[6]	4,405	4,176
	Eurobank SA 4.00% 9/24/2030 (1-year EUR Mid-Swap + 2.127% on 9/24/2029)[6]	EUR100	106
	Eurobank SA 4.875% 4/30/2031 (5-year EUR Mid-Swap + 2.165% on 4/30/2030)[6]	3,050	3,361
	Goldman Sachs Group, Inc. 2.383% 7/21/2032 (USD-SOFR + 1.248% on 7/21/2031)[6]	USD431	359
	Goldman Sachs Group, Inc. 3.102% 2/24/2033 (USD-SOFR + 1.41% on 2/24/2032)[6]	623	537
	Goldman Sachs Group, Inc. 5.851% 4/25/2035 (USD-SOFR + 1.552% on 4/25/2034)[6]	6,425	6,549
	Goldman Sachs Group, Inc. 5.33% 7/23/2035 (USD-SOFR + 1.55% on 7/23/2034)[6]	7,680	7,541
	Goldman Sachs Group, Inc. 5.016% 10/23/2035 (USD-SOFR + 1.42% on 10/23/2034)[6]	630	603
	Goldman Sachs Group, Inc. 3.436% 2/24/2043 (USD-SOFR + 1.632% on 2/24/2042)[6]	3,793	2,829
	Howden UK Refinance 2 PLC 8.125% 2/15/2032[5]	2,125	2,173
	Howden UK Refinance PLC 7.25% 2/15/2031[5]	1,855	1,887
	HSBC Holdings PLC 5.402% 8/11/2033 (USD-SOFR + 2.87% on 8/11/2032)[6]	1,125	1,114
	HUB International, Ltd. 5.625% 12/1/2029[5]	300	291
	HUB International, Ltd. 7.25% 6/15/2030[5]	2,450	2,513
	ING Groep NV 4.017% 3/28/2028 (USD-SOFR + 1.83% on 3/28/2027)[6]	375	367
	JPMorgan Chase & Co. 4.505% 10/22/2028 (USD-SOFR + 0.86% on 10/22/2027)[6]	338	335
	JPMorgan Chase & Co. 5.35% 6/1/2034 (USD-SOFR + 1.845% on 6/1/2033)[6]	1,925	1,924

Capital Group Fixed Income ETF Trust	22

Capital Group Core Plus Income ETF  (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
	JPMorgan Chase & Co. 5.336% 1/23/2035 (USD-SOFR + 1.62% on 1/23/2034)[6]	USD1,300	$1,292
	JPMorgan Chase & Co. 5.766% 4/22/2035 (USD-SOFR + 1.49% on 4/22/2034)[6]	4,775	4,886
	JPMorgan Chase & Co. 5.294% 7/22/2035 (USD-SOFR + 1.46% on 7/22/2034)[6]	11,360	11,244
	Kasikornbank PCL (Hong Kong Branch) 3.343% 10/2/2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 10/2/2026)[6]	950	910
	Marsh & McLennan Cos., Inc. 5.00% 3/15/2035	5,900	5,762
	Marsh & McLennan Cos., Inc. 5.40% 3/15/2055	4,900	4,699
	Mastercard, Inc. 4.85% 3/9/2033	65	64
	Mastercard, Inc. 4.55% 1/15/2035	2,525	2,421
	MetLife, Inc. 5.375% 7/15/2033	300	303
	Metropolitan Life Global Funding I 5.15% 3/28/2033[5]	3,302	3,264
	Metropolitan Life Global Funding I 5.05% 1/8/2034[5]	4,105	4,022
	Morgan Stanley 4.21% 4/20/2028 (USD-SOFR + 1.61% on 4/20/2027)[6]	471	464
	Morgan Stanley 5.164% 4/20/2029 (USD-SOFR + 1.59% on 4/20/2028)[6]	160	161
	Morgan Stanley 5.424% 7/21/2034 (USD-SOFR + 1.88% on 7/21/2033)[6]	3,193	3,172
	Morgan Stanley 5.831% 4/19/2035 (USD-SOFR + 1.58% on 4/19/2034)[6]	6,375	6,499
	Morgan Stanley 5.32% 7/19/2035 (USD-SOFR + 1.555% on 7/19/2034)[6]	7,960	7,833
	Morgan Stanley 5.942% 2/7/2039 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.80% on 2/7/2039)[6]	1,750	1,757
	Morgan Stanley 5.516% 11/19/2055 (USD-SOFR + 1.71% on 11/19/2054)[6]	1,600	1,543
	Morgan Stanley Bank, NA 4.654% 10/18/2030 (USD-SOFR + 1.10% on 10/18/2029)[6]	289	283
	Navient Corp. 5.50% 3/15/2029	1,620	1,531
	Navient Corp. 11.50% 3/15/2031	1,850	2,071
	Navient Corp. 5.625% 8/1/2033	8,753	7,582
	OneMain Finance Corp. 7.50% 5/15/2031	2,645	2,718
	OneMain Finance Corp. 7.125% 11/15/2031	2,695	2,749
	Piraeus Bank SA 6.75% 12/5/2029 (1-year EUR Mid-Swap + 3.837% on 12/5/2028)[6]	EUR210	243
	Piraeus Bank SA 5.00% 4/16/2030 (1-year EUR-ICE Swap EURIBOR + 2.245% on 4/16/2029)[6]	1,800	1,975
	PNC Financial Services Group, Inc. 6.875% 10/20/2034 (USD-SOFR + 2.284% on 10/20/2033)[6]	USD6,730	7,349
	PNC Financial Services Group, Inc. 5.676% 1/22/2035 (USD-SOFR + 1.902% on 1/22/2034)[6]	273	276
	PNC Financial Services Group, Inc. 5.401% 7/23/2035 (USD-SOFR + 1.599% on 7/23/2034)[6]	5,945	5,902
	Ryan Specialty, LLC 5.875% 8/1/2032[5]	2,655	2,629
	State Street Corp. 5.159% 5/18/2034 (USD-SOFR + 1.89% on 5/18/2033)[6]	276	274
	Synchrony Financial 5.935% 8/2/2030 (USD-SOFR index + 2.13% on 8/2/2029)[6]	3,598	3,634
	Synchrony Financial 7.25% 2/2/2033	1,892	1,954
	Truist Financial Corp. 5.153% 8/5/2032 (USD-SOFR + 1.571% on 8/5/2031)[6]	1,755	1,735
	Truist Financial Corp. 5.867% 6/8/2034 (USD-SOFR + 2.361% on 6/8/2033)[6]	1,972	2,009
	Truist Financial Corp. 5.711% 1/24/2035 (USD-SOFR + 1.922% on 1/24/2034)[6]	5,712	5,758
	U.S. Bancorp 5.836% 6/12/2034 (USD-SOFR + 2.26% on 6/10/2033)[6]	25	26
	U.S. Bancorp 5.678% 1/23/2035 (USD-SOFR + 1.86% on 1/23/2034)[6]	3,775	3,808
	UBS Group AG 3.091% 5/14/2032 (USD-SOFR + 1.73% on 5/14/2031)[5,6]	3,630	3,159
	UBS Group AG 6.301% 9/22/2034 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.00% on 9/22/2033)[5,6]	1,600	1,675
	Wells Fargo & Co. 3.908% 4/25/2026 (USD-SOFR + 1.32% on 4/25/2025)[6]	469	468
	Wells Fargo & Co. 4.808% 7/25/2028 (USD-SOFR + 1.98% on 7/25/2027)[6]	1,050	1,046
	Wells Fargo & Co. 5.389% 4/24/2034 (USD-SOFR + 2.02% on 4/24/2033)[6]	3,345	3,309
	Wells Fargo & Co. 6.491% 10/23/2034 (USD-SOFR + 2.06% on 10/23/2033)[6]	4,949	5,263
	Wells Fargo & Co. 5.211% 12/3/2035 (USD-SOFR + 1.38% on 12/3/2034)[6]	2,850	2,774
			250,902

Energy 4.88%
	3R Lux SARL 9.75% 2/5/2031[5]	585	605
	Apache Corp. 5.10% 9/1/2040	350	306
	Apache Corp. 5.25% 2/1/2042	1,450	1,258
	Apache Corp. 5.35% 7/1/2049	965	803
	Archrock Partners, LP 6.625% 9/1/2032[5]	730	730
	Ascent Resources Utica Holdings, LLC 6.625% 10/15/2032[5]	1,050	1,045
	Baytex Energy Corp. 7.375% 3/15/2032[5]	3,545	3,457

23	Capital Group Fixed Income ETF Trust

Capital Group Core Plus Income ETF  (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
	Blue Racer Midstream, LLC 7.00% 7/15/2029[5]	USD675	$690
	Borr IHC, Ltd. 10.00% 11/15/2028[5]	1,970	1,967
	Borr IHC, Ltd. 10.375% 11/15/2030[5]	2,141	2,138
	BP Capital Markets America, Inc. 4.893% 9/11/2033	1,200	1,161
	Cheniere Energy Partners, LP 4.00% 3/1/2031	789	730
	Cheniere Energy Partners, LP 5.95% 6/30/2033	1,800	1,844
	Cheniere Energy, Inc. 4.625% 10/15/2028	175	171
	Chord Energy Corp. 6.375% 6/1/2026[5]	350	350
	Civitas Resources, Inc. 8.375% 7/1/2028[5]	1,425	1,482
	Civitas Resources, Inc. 8.625% 11/1/2030[5]	3,175	3,328
	Civitas Resources, Inc. 8.75% 7/1/2031[5]	2,275	2,375
	CNX Resources Corp. 7.375% 1/15/2031[5]	185	190
	CNX Resources Corp. 7.25% 3/1/2032[5]	3,435	3,510
	Comstock Resources, Inc. 5.875% 1/15/2030[5]	4,207	3,927
	ConocoPhillips Co. 3.80% 3/15/2052	4,380	3,200
	ConocoPhillips Co. 5.55% 3/15/2054	1,480	1,424
	ConocoPhillips Co. 5.50% 1/15/2055	700	666
	Crescent Energy Finance, LLC 9.25% 2/15/2028[5]	1,173	1,227
	Crescent Energy Finance, LLC 7.625% 4/1/2032[5]	1,440	1,434
	Crescent Energy Finance, LLC 7.375% 1/15/2033[5]	3,745	3,641
	Diamondback Energy, Inc. 5.15% 1/30/2030	731	733
	Diamondback Energy, Inc. 5.40% 4/18/2034	3,748	3,687
	Diamondback Energy, Inc. 5.75% 4/18/2054	3,027	2,843
	Diamondback Energy, Inc. 5.90% 4/18/2064	1,777	1,670
	Ecopetrol SA 7.75% 2/1/2032	4,900	4,759
	Ecopetrol SA 8.875% 1/13/2033	3,408	3,475
	Ecopetrol SA 8.375% 1/19/2036	6,055	5,844
	Encino Acquisition Partners Holdings, LLC 8.75% 5/1/2031[5]	3,325	3,511
	Eni SpA 5.50% 5/15/2034[5]	3,883	3,840
	Eni SpA 5.95% 5/15/2054[5]	7,082	6,805
	Enterprise Products Operating, LLC 4.95% 2/15/2035	435	421
	EOG Resources, Inc. 5.65% 12/1/2054	5,450	5,342
	EQM Midstream Partners, LP 7.50% 6/1/2030[5]	25	27
	EQM Midstream Partners, LP 4.75% 1/15/2031[5]	1,994	1,877
	Expand Energy Corp. 5.875% 2/1/2029[5]	425	422
	Expand Energy Corp. 6.75% 4/15/2029[5]	860	870
	Exxon Mobil Corp. 3.452% 4/15/2051	3,755	2,635
	Genesis Energy, LP 8.25% 1/15/2029	1,017	1,028
	Genesis Energy, LP 7.875% 5/15/2032	1,400	1,372
	Global Partners, LP 8.25% 1/15/2032[5]	285	293
	GreenSaif Pipelines Bidco SARL 5.852% 2/23/2036[5]	2,500	2,471
	Gulfport Energy Operating Corp. 6.75% 9/1/2029[5]	845	852
	Harvest Midstream I, LP 7.50% 9/1/2028[5]	75	76
	Hilcorp Energy I, LP 6.00% 4/15/2030[5]	135	128
	Hilcorp Energy I, LP 6.25% 4/15/2032[5]	4,462	4,126
	Hilcorp Energy I, LP 8.375% 11/1/2033[5]	3,210	3,280
	Kinetik Holdings, LP 6.625% 12/15/2028[5]	740	758
	Kraken Oil & Gas Partners, LLC 7.625% 8/15/2029[5]	825	795
	Matador Resources Co. 6.25% 4/15/2033[5]	1,695	1,647
	Murphy Oil Corp. 6.00% 10/1/2032	675	649
	MV24 Capital BV 6.748% 6/1/2034	677	642
	Nabors Industries, Inc. 8.875% 8/15/2031[5]	3,160	2,937
	NewCo Holding USD 20 SARL 9.375% 11/7/2029[5]	3,440	3,430
	NFE Financing, LLC 12.00% 11/15/2029[5]	14,046	14,769
	NGL Energy Operating, LLC 8.125% 2/15/2029[5]	1,775	1,800
	NGL Energy Operating, LLC 8.375% 2/15/2032[5]	3,230	3,258
	Noble Finance II, LLC 8.00% 4/15/2030[5]	3,425	3,463
	Northern Oil and Gas, Inc. 8.75% 6/15/2031[5]	1,215	1,256
	Occidental Petroleum Corp. 6.125% 1/1/2031	415	425
	Occidental Petroleum Corp. 5.55% 10/1/2034	1,230	1,197
	Occidental Petroleum Corp. 6.60% 3/15/2046	1,875	1,895
	ONEOK, Inc. 4.00% 7/13/2027	50	49
	ONEOK, Inc. 6.35% 1/15/2031	40	42

Capital Group Fixed Income ETF Trust	24

Capital Group Core Plus Income ETF  (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
	ONEOK, Inc. 4.50% 3/15/2050	USD75	$59
	ONEOK, Inc. 7.15% 1/15/2051	150	164
	Permian Resources Operating, LLC 9.875% 7/15/2031[5]	820	902
	Permian Resources Operating, LLC 7.00% 1/15/2032[5]	285	290
	Petrobras Global Finance BV 5.60% 1/3/2031	611	589
	Petroleos Mexicanos 6.49% 1/23/2027	1,475	1,432
	Petroleos Mexicanos 6.50% 3/13/2027	1,300	1,258
	Petroleos Mexicanos 6.84% 1/23/2030	600	549
	Petroleos Mexicanos 5.95% 1/28/2031	3,300	2,789
	Petroleos Mexicanos 6.70% 2/16/2032	1,650	1,437
	Petroleos Mexicanos 10.00% 2/7/2033	850	883
	Saturn Oil & Gas, Inc. 9.625% 6/15/2029[5]	1,059	1,030
	Saudi Arabian Oil Co. 5.75% 7/17/2054[5]	3,730	3,495
	Seadrill Finance, Ltd. 8.375% 8/1/2030[5]	210	214
	Shell Finance US, Inc. 2.75% 4/6/2030	75	68
	Shell International Finance BV 3.00% 11/26/2051	4,847	3,070
	South Bow USA Infrastructure Holdings, LLC 6.176% 10/1/2054[5]	1,260	1,221
	Sunoco, LP 7.00% 5/1/2029[5]	1,625	1,669
	Sunoco, LP 4.50% 4/30/2030	150	139
	Sunoco, LP 7.25% 5/1/2032[5]	1,851	1,913
	Talos Production, Inc. 9.00% 2/1/2029[5]	705	724
	Talos Production, Inc. 9.375% 2/1/2031[5]	185	189
	TotalEnergies Capital SA 4.724% 9/10/2034	2,386	2,295
	Transocean Aquila, Ltd. 8.00% 9/30/2028[5]	1,126	1,156
	Transocean, Inc. 8.00% 2/1/2027[5]	686	688
	Transocean, Inc. 8.25% 5/15/2029[5]	1,180	1,157
	Transocean, Inc. 8.75% 2/15/2030[5]	577	598
	Transocean, Inc. 8.50% 5/15/2031[5]	1,210	1,188
	Transocean, Inc. 6.80% 3/15/2038	1,255	1,030
	Transportadora de Gas del Sur SA 8.50% 7/24/2031[5]	1,630	1,703
	USA Compression Partners, LP 7.125% 3/15/2029[5]	1,340	1,365
	Vallourec SA 7.50% 4/15/2032[5]	1,370	1,421
	Venture Global Calcasieu Pass, LLC 6.25% 1/15/2030[5]	1,549	1,565
	Venture Global Calcasieu Pass, LLC 4.125% 8/15/2031[5]	2,019	1,810
	Venture Global LNG, Inc. 8.125% 6/1/2028[5]	750	781
	Vista Energy Argentina S.A.U 7.625% 12/10/2035[5]	4,400	4,377
	Vital Energy, Inc. 7.875% 4/15/2032[5]	1,955	1,883
	Weatherford International, Ltd. 8.625% 4/30/2030[5]	125	129
	Wildfire Intermediate Holdings, LLC 7.50% 10/15/2029[5]	2,195	2,118
			194,406

Health care 4.36%
	AbbVie, Inc. 5.05% 3/15/2034	6,550	6,474
	AbbVie, Inc. 5.35% 3/15/2044	625	610
	AbbVie, Inc. 5.40% 3/15/2054	5,300	5,106
	AbbVie, Inc. 5.50% 3/15/2064	2,150	2,055
	Amgen, Inc. 5.25% 3/2/2030	623	629
	Amgen, Inc. 4.20% 3/1/2033	3,365	3,122
	Amgen, Inc. 5.25% 3/2/2033	2,095	2,080
	Amgen, Inc. 4.875% 3/1/2053	675	580
	Amgen, Inc. 5.65% 3/2/2053	10,286	9,911
	Amgen, Inc. 5.75% 3/2/2063	3,460	3,321
	Astrazeneca Finance, LLC 5.00% 2/26/2034	1,725	1,707
	Bausch Health Companies, Inc. 6.125% 2/1/2027[5]	75	68
	Baxter International, Inc. 2.539% 2/1/2032	1,072	894
	Baxter International, Inc. 3.132% 12/1/2051	5,229	3,248
	Bayer US Finance, LLC 6.50% 11/21/2033[5]	3,603	3,667
	Bayer US Finance, LLC 6.875% 11/21/2053[5]	3,573	3,605
	Bristol-Myers Squibb Co. 5.10% 2/22/2031	800	805
	Bristol-Myers Squibb Co. 5.20% 2/22/2034	7,630	7,624
	Bristol-Myers Squibb Co. 5.50% 2/22/2044	325	323
	Bristol-Myers Squibb Co. 5.55% 2/22/2054	6,582	6,390

25	Capital Group Fixed Income ETF Trust

Capital Group Core Plus Income ETF  (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Health care (continued)
	Bristol-Myers Squibb Co. 5.65% 2/22/2064	USD2,365	$2,278
	Centene Corp. 2.625% 8/1/2031	4,045	3,334
	CHS / Community Health Systems, Inc. 5.25% 5/15/2030[5]	75	62
	CVS Health Corp. 1.875% 2/28/2031	50	40
	CVS Health Corp. 5.70% 6/1/2034	6,100	5,999
	CVS Health Corp. 6.00% 6/1/2044	2,600	2,461
	CVS Health Corp. 5.875% 6/1/2053	4,563	4,189
	CVS Health Corp. 6.05% 6/1/2054	4,400	4,131
	CVS Health Corp. 6.00% 6/1/2063	1,511	1,379
	DaVita, Inc. 6.875% 9/1/2032[5]	2,990	3,017
	Elevance Health, Inc. 5.20% 2/15/2035	6,707	6,553
	Elevance Health, Inc. 4.55% 5/15/2052	203	164
	Elevance Health, Inc. 5.70% 2/15/2055	3,340	3,223
	Endo Finance Holdings, Inc. 8.50% 4/15/2031[5]	2,455	2,604
	Endo International PLC, Term Loan B, (3-month USD CME Term SOFR + 4.00%) 8.745% 4/23/2031[4,7]	1,476	1,488
	Gilead Sciences, Inc. 5.25% 10/15/2033	650	653
	Gilead Sciences, Inc. 5.10% 6/15/2035	3,658	3,600
	Gilead Sciences, Inc. 5.55% 10/15/2053	1,025	1,009
	Grifols, SA 7.50% 5/1/2030	EUR2,500	2,718
	HCA, Inc. 3.625% 3/15/2032	USD79	70
	Humana, Inc. 5.75% 4/15/2054	2,867	2,659
	Molina Healthcare, Inc. 6.25% 1/15/2033[5]	3,100	3,067
	Owens & Minor, Inc. 6.25% 4/1/2030[5]	3,895	3,656
	Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033	1,451	1,411
	Pfizer Investment Enterprises Pte., Ltd. 5.11% 5/19/2043	1,750	1,644
	Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053	7,996	7,493
	Radiology Partners, Inc. 3.50% PIK and 4.275% Cash 1/31/2029[5,8]	863	853
	Radiology Partners, Inc., Term Loan B, (3-month USD CME Term SOFR + 5.00%) 1.50% PIK and 8.275% Cash 1/31/2029[4,7,8]	36	35
	Roche Holdings, Inc. 5.593% 11/13/2033[5]	1,350	1,397
	Roche Holdings, Inc. 4.985% 3/8/2034[5]	5,660	5,608
	Roche Holdings, Inc. 4.592% 9/9/2034[5]	5,985	5,739
	Sterigenics-Nordion Holdings, LLC 7.375% 6/1/2031[5]	1,700	1,724
	Tenet Healthcare Corp. 6.75% 5/15/2031	200	202
	Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/1/2026	2,027	1,949
	Teva Pharmaceutical Finance Netherlands III BV 4.75% 5/9/2027	1,850	1,808
	Teva Pharmaceutical Finance Netherlands III BV 6.75% 3/1/2028	982	1,004
	Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/9/2029	5,173	5,056
	Teva Pharmaceutical Finance Netherlands III BV 7.875% 9/15/2029	1,300	1,403
	Teva Pharmaceutical Finance Netherlands III BV 8.125% 9/15/2031	1,589	1,778
	Teva Pharmaceutical Finance Netherlands III BV 4.10% 10/1/2046	768	553
	UnitedHealth Group, Inc. 4.20% 5/15/2032	230	217
	UnitedHealth Group, Inc. 5.00% 4/15/2034	1,500	1,465
	UnitedHealth Group, Inc. 5.15% 7/15/2034	8,052	7,949
	UnitedHealth Group, Inc. 5.50% 7/15/2044	3,540	3,436
	UnitedHealth Group, Inc. 4.75% 5/15/2052	355	304
	Viatris, Inc. 4.00% 6/22/2050	250	170
			173,771

Utilities 2.37%
	Aegea Finance SARL 9.00% 1/20/2031[5]	2,063	2,107
	AES Panama Generation Holdings, SRL 4.375% 5/31/2030[5]	190	166
	Alabama Power Co. 5.85% 11/15/2033	300	312
	Comision Federal de Electricidad 6.45% 1/24/2035[5]	1,685	1,592
	Consumers Energy Co. 4.625% 5/15/2033	583	563
	Duke Energy Corp. 4.50% 8/15/2032	860	820
	Duke Energy Corp. 6.10% 9/15/2053	300	305
	Edison International 5.45% 6/15/2029	510	515
	Edison International 5.25% 3/15/2032	2,795	2,767

Capital Group Fixed Income ETF Trust	26

Capital Group Core Plus Income ETF  (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Utilities (continued)
	Electricité de France SA 9.125% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033)[5,6]	USD1,325	$1,498
	Eversource Energy 5.50% 1/1/2034	1,525	1,514
	FirstEnergy Corp. 2.25% 9/1/2030	985	848
	Florida Power & Light Co. 5.30% 4/1/2053	60	57
	Florida Power & Light Co. 5.60% 6/15/2054	600	599
	Jersey Central Power & Light Co. 5.10% 1/15/2035[5]	450	439
	NiSource, Inc. 5.40% 6/30/2033	250	251
	Northern States Power Co. 2.60% 6/1/2051	32	19
	Pacific Gas and Electric Co. 3.15% 1/1/2026	40	39
	Pacific Gas and Electric Co. 4.65% 8/1/2028	600	592
	Pacific Gas and Electric Co. 4.55% 7/1/2030	755	731
	Pacific Gas and Electric Co. 3.25% 6/1/2031	200	178
	Pacific Gas and Electric Co. 6.15% 1/15/2033	400	416
	Pacific Gas and Electric Co. 6.40% 6/15/2033	3,280	3,459
	Pacific Gas and Electric Co. 6.95% 3/15/2034	350	384
	Pacific Gas and Electric Co. 4.95% 7/1/2050	5,885	5,117
	Pacific Gas and Electric Co. 3.50% 8/1/2050	13,630	9,349
	Pacific Gas and Electric Co. 6.70% 4/1/2053	6,629	7,184
	Pacific Gas and Electric Co. 5.90% 10/1/2054	3,950	3,901
	PacifiCorp 5.45% 2/15/2034	4,293	4,268
	PacifiCorp 5.35% 12/1/2053	3,487	3,209
	PacifiCorp 5.50% 5/15/2054	5,251	4,913
	PacifiCorp 5.80% 1/15/2055	6,290	6,119
	PG&E Corp. 5.25% 7/1/2030	996	976
	PG&E Corp., junior subordinated, 7.375% 3/15/2055 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.883% on 3/15/2030)[6]	5,350	5,504
	Public Service Company of Colorado 3.20% 3/1/2050	2,785	1,852
	Public Service Company of Colorado 2.70% 1/15/2051	2,575	1,532
	Southern California Edison Co. 2.75% 2/1/2032	864	738
	Southern California Edison Co. 5.20% 6/1/2034	4,100	4,060
	Southern California Edison Co. 3.65% 2/1/2050	1,600	1,144
	Southern California Edison Co. 2.95% 2/1/2051	4,650	2,927
	Southern California Edison Co. 3.45% 2/1/2052	8,990	6,086
	Southern California Edison Co. 5.75% 4/15/2054	1,260	1,237
	Talen Energy Supply, LLC 8.625% 6/1/2030[5]	1,567	1,671
	YPF Energia Electrica SA 7.875% 10/16/2032[5]	2,390	2,366
			94,324

Communication services 2.25%
	AT&T, Inc. 2.55% 12/1/2033	2,300	1,853
	AT&T, Inc. 5.40% 2/15/2034	200	201
	AT&T, Inc. 3.50% 9/15/2053	1,850	1,247
	AT&T, Inc. 3.55% 9/15/2055	1,200	808
	CCO Holdings, LLC 4.75% 2/1/2032[5]	1,789	1,572
	CCO Holdings, LLC 4.50% 5/1/2032	800	689
	CCO Holdings, LLC 4.50% 6/1/2033[5]	2,785	2,346
	CCO Holdings, LLC 4.25% 1/15/2034[5]	5,067	4,117
	Charter Communications Operating, LLC 4.40% 4/1/2033	890	796
	Charter Communications Operating, LLC 6.65% 2/1/2034	580	597
	Charter Communications Operating, LLC 3.70% 4/1/2051	8,115	5,074
	Charter Communications Operating, LLC 3.90% 6/1/2052	8,205	5,284
	Charter Communications Operating, LLC 5.25% 4/1/2053	7,477	6,049
	Comcast Corp. 5.30% 6/1/2034	4,369	4,366
	Comcast Corp. 2.887% 11/1/2051	4,085	2,459
	Comcast Corp. 5.65% 6/1/2054	4,284	4,145
	Connect Finco SARL 9.00% 9/15/2029[5]	7,790	7,105
	DISH Network Corp. 11.75% 11/15/2027[5]	1,450	1,538
	EchoStar Corp. 10.75% 11/30/2029	1,380	1,485
	Frontier Communications Holdings, LLC 5.00% 5/1/2028[5]	711	696
	Gray Television, Inc. 10.50% 7/15/2029[5]	3,590	3,594
	Gray Television, Inc. 4.75% 10/15/2030[5]	140	76

27	Capital Group Fixed Income ETF Trust

Capital Group Core Plus Income ETF  (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Communication services (continued)
	Gray Television, Inc. 5.375% 11/15/2031[5]	USD1,829	$977
	Gray Television, Inc., Term Loan B, (3-month USD CME Term SOFR + 5.25%) 9.803% 6/4/2029[4,7]	706	671
	Intelsat Jackson Holdings SA 6.50% 3/15/2030[5]	250	231
	Meta Platforms, Inc. 4.75% 8/15/2034	3,316	3,230
	Meta Platforms, Inc. 4.45% 8/15/2052	725	611
	Meta Platforms, Inc. 5.40% 8/15/2054	2,683	2,601
	News Corp. 3.875% 5/15/2029[5]	369	343
	Sirius XM Radio, LLC 4.00% 7/15/2028[5]	944	871
	Sirius XM Radio, LLC 4.125% 7/1/2030[5]	250	218
	Sirius XM Radio, LLC 3.875% 9/1/2031[5]	7,729	6,477
	T-Mobile USA, Inc. 5.15% 4/15/2034	150	148
	T-Mobile USA, Inc. 3.40% 10/15/2052	3,345	2,233
	T-Mobile USA, Inc. 5.75% 1/15/2054	252	246
	Univision Communications, Inc. 8.00% 8/15/2028[5]	1,460	1,488
	Univision Communications, Inc. 4.50% 5/1/2029[5]	5,450	4,884
	Univision Communications, Inc. 7.375% 6/30/2030[5]	4,100	3,928
	Univision Communications, Inc. 8.50% 7/31/2031[5]	2,994	2,939
	Verizon Communications, Inc. 1.75% 1/20/2031	400	330
	Verizon Communications, Inc. 2.55% 3/21/2031	97	84
	Verizon Communications, Inc. 2.875% 11/20/2050	132	81
	Verizon Communications, Inc. 3.55% 3/22/2051	200	141
	Verizon Communications, Inc. 3.875% 3/1/2052	782	578
	Verizon Communications, Inc. 5.50% 2/23/2054	53	51
	Verizon Communications, Inc. 2.987% 10/30/2056	264	157
			89,615

Real estate 1.87%
	Boston Properties, LP 2.55% 4/1/2032	2,281	1,848
	Boston Properties, LP 2.45% 10/1/2033	3,900	3,007
	Boston Properties, LP 6.50% 1/15/2034	2,826	2,963
	Boston Properties, LP 5.75% 1/15/2035	4,474	4,389
	Crown Castle, Inc. 5.80% 3/1/2034	2,178	2,220
	Equinix Europe 2 Financing Corp., LLC 5.50% 6/15/2034	725	728
	Equinix, Inc. 3.40% 2/15/2052	4,250	2,894
	Howard Hughes Corp. (The) 4.375% 2/1/2031[5]	1,887	1,700
	Hudson Pacific Properties, LP 3.25% 1/15/2030	2,180	1,486
	Iron Mountain, Inc. 6.25% 1/15/2033[5]	1,735	1,729
	Kennedy-Wilson, Inc. 4.75% 3/1/2029	4,125	3,746
	Kennedy-Wilson, Inc. 4.75% 2/1/2030	3,842	3,403
	Kennedy-Wilson, Inc. 5.00% 3/1/2031	6,635	5,832
	Kilroy Realty, LP 2.65% 11/15/2033	1,500	1,148
	Kilroy Realty, LP 6.25% 1/15/2036	3,959	3,930
	Ladder Capital Finance Holdings LLLP 7.00% 7/15/2031[5]	670	689
	MPT Operating Partnership, LP 5.00% 10/15/2027	1,250	1,055
	MPT Operating Partnership, LP 3.50% 3/15/2031	1,400	884
	Prologis, LP 5.125% 1/15/2034	3,375	3,328
	Prologis, LP 5.00% 3/15/2034	2,680	2,619
	Prologis, LP 5.00% 1/31/2035	1,950	1,901
	Prologis, LP 5.25% 3/15/2054	580	542
	Service Properties Trust 4.75% 10/1/2026	1,925	1,823
	Service Properties Trust 3.95% 1/15/2028	1,316	1,104
	Service Properties Trust 8.375% 6/15/2029	2,625	2,540
	Service Properties Trust 4.95% 10/1/2029	5,150	4,102
	Service Properties Trust 4.375% 2/15/2030	10,082	7,629
	Service Properties Trust 8.625% 11/15/2031[5]	4,125	4,311
	VICI Properties, LP 4.125% 8/15/2030[5]	250	233
	VICI Properties, LP 5.125% 5/15/2032	930	906
			74,689

Capital Group Fixed Income ETF Trust	28

Capital Group Core Plus Income ETF  (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)

Industrials 1.87%
	Ambipar Lux SARL 9.875% 2/6/2031[5]	USD1,349	$1,348
	Amentum Holdings, Inc. 7.25% 8/1/2032[5]	1,440	1,453
	Automatic Data Processing, Inc. 4.45% 9/9/2034	2,977	2,835
	BAE Systems PLC 5.30% 3/26/2034[5]	2,264	2,259
	Boeing Co. (The) 2.75% 2/1/2026	115	112
	Boeing Co. (The) 3.625% 2/1/2031	1,642	1,491
	Boeing Co. (The) 6.388% 5/1/2031	1,201	1,256
	Boeing Co. (The) 6.528% 5/1/2034	1,336	1,400
	Boeing Co. (The) 5.705% 5/1/2040	655	624
	Boeing Co. (The) 5.805% 5/1/2050	5,380	5,012
	Boeing Co. (The) 6.858% 5/1/2054	4,825	5,133
	Boeing Co. (The) 5.93% 5/1/2060	1,100	1,020
	Bombardier, Inc. 7.875% 4/15/2027[5]	791	793
	Bombardier, Inc. 7.50% 2/1/2029[5]	840	875
	Bombardier, Inc. 8.75% 11/15/2030[5]	550	592
	Canadian Pacific Railway Co. 3.10% 12/2/2051	3,485	2,266
	Carrier Global Corp. 2.722% 2/15/2030	130	116
	Clean Harbors, Inc. 6.375% 2/1/2031[5]	73	74
	CoreLogic, Inc. 4.50% 5/1/2028[5]	300	281
	EquipmentShare.com, Inc. 8.625% 5/15/2032[5]	1,880	1,967
	EquipmentShare.com, Inc. 8.00% 3/15/2033[5]	600	610
	Fortress Transportation and Infrastructure Investors, LLC 5.875% 4/15/2033[5]	2,500	2,415
	Garda World Security Corp. 8.375% 11/15/2032[5]	2,200	2,242
	Herc Holdings, Inc. 6.625% 6/15/2029[5]	1,340	1,358
	Hertz Corp. (The) 12.625% 7/15/2029[5]	665	709
	Honeywell International, Inc. 5.00% 3/1/2035	3,750	3,677
	Icahn Enterprises, LP 5.25% 5/15/2027	580	550
	Icahn Enterprises, LP 9.75% 1/15/2029	6,208	6,232
	Icahn Enterprises, LP 10.00% 11/15/2029[5]	1,615	1,621
	IRB Infrastructure Developers, Ltd. 7.11% 3/11/2032[5]	685	694
	LATAM Airlines Group SA 7.875% 4/15/2030[5]	830	841
	Lockheed Martin Corp. 5.70% 11/15/2054	212	216
	Norfolk Southern Corp. 4.45% 3/1/2033	78	74
	Norfolk Southern Corp. 5.35% 8/1/2054	4,524	4,311
	Regal Rexnord Corp. 6.30% 2/15/2030	2,060	2,120
	Regal Rexnord Corp. 6.40% 4/15/2033	2,197	2,268
	RTX Corp. 6.10% 3/15/2034	877	924
	RTX Corp. 2.82% 9/1/2051	925	561
	RTX Corp. 5.375% 2/27/2053	2,317	2,202
	Spirit AeroSystems, Inc. 9.375% 11/30/2029[5]	1,333	1,429
	Spirit AeroSystems, Inc. 9.75% 11/15/2030[5]	925	1,025
	Union Pacific Corp. 2.80% 2/14/2032	409	355
	Union Pacific Corp. 2.95% 3/10/2052	1,885	1,191
	Union Pacific Corp. 4.95% 5/15/2053	2,481	2,269
	Waste Management, Inc. 4.95% 3/15/2035	3,942	3,845
			74,646

Consumer discretionary 1.85%
	Advance Auto Parts, Inc. 3.90% 4/15/2030	2,825	2,520
	Advance Auto Parts, Inc. 3.50% 3/15/2032	4,100	3,400
	Allied Universal Holdco, LLC 4.625% 6/1/2028[5]	2,492	2,358
	Amazon.com, Inc. 2.10% 5/12/2031	100	85
	Amazon.com, Inc. 3.60% 4/13/2032	600	556
	Amazon.com, Inc. 3.95% 4/13/2052	400	316
	Atlas LuxCo 4 SARL 4.625% 6/1/2028[5]	200	189
	Carnival Corp. 6.00% 5/1/2029[5]	2,655	2,651
	Carnival Corp. 7.00% 8/15/2029[5]	1,500	1,561
	Cougar JV Subsidiary, LLC 8.00% 5/15/2032[5]	465	483
	Daimler Trucks Finance North America, LLC 3.65% 4/7/2027[5]	350	340
	Daimler Trucks Finance North America, LLC 5.375% 6/25/2034[5]	2,210	2,194
	Fertitta Entertainment, LLC 4.625% 1/15/2029[5]	350	326
	Ford Motor Co. 3.25% 2/12/2032	940	782

29	Capital Group Fixed Income ETF Trust

Capital Group Core Plus Income ETF  (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
	Ford Motor Co. 4.75% 1/15/2043	USD995	$785
	Ford Motor Credit Co., LLC 2.30% 2/10/2025	980	977
	Ford Motor Credit Co., LLC 5.125% 6/16/2025	837	837
	Ford Motor Credit Co., LLC 6.95% 6/10/2026	600	614
	Ford Motor Credit Co., LLC 2.70% 8/10/2026	1,475	1,418
	Ford Motor Credit Co., LLC 5.85% 5/17/2027	1,700	1,719
	Ford Motor Credit Co., LLC 4.95% 5/28/2027	1,065	1,056
	Ford Motor Credit Co., LLC 5.113% 5/3/2029	250	244
	Ford Motor Credit Co., LLC 7.20% 6/10/2030	2,900	3,054
	Ford Motor Credit Co., LLC 6.054% 11/5/2031	3,259	3,234
	Ford Motor Credit Co., LLC 7.122% 11/7/2033	1,528	1,595
	Ford Motor Credit Co., LLC 6.125% 3/8/2034	988	967
	Ford Otomotiv Sanayi AS 7.125% 4/25/2029[5]	913	916
	General Motors Financial Co., Inc. 2.35% 2/26/2027	75	71
	General Motors Financial Co., Inc. 5.45% 9/6/2034	4,987	4,844
	Genting New York, LLC 7.25% 10/1/2029[5]	825	851
	Great Canadian Gaming Corp. 8.75% 11/15/2029[5]	1,580	1,619
	Hanesbrands, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.75%) 8.107% 3/8/2030[4,7]	57	58
	Harley-Davidson Financial Services, Inc. 5.95% 6/11/2029[5]	3,084	3,089
	Home Depot, Inc. 4.95% 6/25/2034	1,150	1,135
	Home Depot, Inc. 5.40% 6/25/2064	5,434	5,215
	Hyundai Capital America 1.65% 9/17/2026[5]	100	95
	International Game Technology PLC 5.25% 1/15/2029[5]	650	635
	LCM Investments Holdings II, LLC 4.875% 5/1/2029[5]	1,335	1,248
	LCM Investments Holdings II, LLC 8.25% 8/1/2031[5]	1,350	1,402
	Lithia Motors, Inc. 3.875% 6/1/2029[5]	308	282
	Lithia Motors, Inc. 4.375% 1/15/2031[5]	900	819
	Macy’s Retail Holdings, LLC 5.875% 3/15/2030[5]	50	48
	Newell Brands, Inc. 6.375% 5/15/2030	1,865	1,873
	Newell Brands, Inc. 6.625% 5/15/2032	2,025	2,041
	Newell Brands, Inc. 6.875% 4/1/2036[6]	900	912
	Party City Holdings, Inc. 12.00% PIK 1/11/2029[5,8,9]	148	15
	Royal Caribbean Cruises, Ltd. 5.375% 7/15/2027[5]	650	646
	Royal Caribbean Cruises, Ltd. 5.50% 4/1/2028[5]	706	701
	Royal Caribbean Cruises, Ltd. 5.625% 9/30/2031[5]	3,400	3,347
	Sonic Automotive, Inc. 4.875% 11/15/2031[5]	5,063	4,547
	Universal Entertainment Corp. 9.875% 8/1/2029[5]	2,730	2,725
	Wynn Resorts Finance, LLC 7.125% 2/15/2031[5]	514	536
			73,931

Materials 1.85%
	Ball Corp. 6.875% 3/15/2028	590	604
	Ball Corp. 6.00% 6/15/2029	200	202
	BHP Billiton Finance (USA), Ltd. 4.90% 2/28/2033	314	309
	BHP Billiton Finance (USA), Ltd. 5.25% 9/8/2033	1,546	1,554
	BHP Billiton Finance (USA), Ltd. 5.50% 9/8/2053	1,227	1,199
	Braskem Idesa SAPI 6.99% 2/20/2032	5,230	3,850
	Braskem Netherlands Finance BV 8.75% 1/12/2031[5]	1,530	1,535
	Braskem Netherlands Finance BV 7.25% 2/13/2033	5,107	4,726
	Braskem Netherlands Finance BV 7.25% 2/13/2033[5]	475	440
	Braskem Netherlands Finance BV 8.00% 10/15/2034[5]	4,665	4,452
	Celanese US Holdings, LLC 6.35% 11/15/2028	1,194	1,224
	Celanese US Holdings, LLC 6.379% 7/15/2032	539	548
	Celanese US Holdings, LLC 6.70% 11/15/2033	3,242	3,366
	Cleveland-Cliffs, Inc. 4.875% 3/1/2031[5]	300	270
	Consolidated Energy Finance SA 12.00% 2/15/2031[5]	4,560	4,383
	Dow Chemical Co. (The) 5.15% 2/15/2034	273	267
	Dow Chemical Co. (The) 5.55% 11/30/2048	571	536
	Dow Chemical Co. (The) 3.60% 11/15/2050	2,070	1,423
	Dow Chemical Co. (The) 6.90% 5/15/2053	107	118
	Dow Chemical Co. (The) 5.60% 2/15/2054	3,727	3,528

Capital Group Fixed Income ETF Trust	30

Capital Group Core Plus Income ETF  (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Materials (continued)
	First Quantum Minerals, Ltd. 6.875% 10/15/2027[5]	USD3,897	$3,893
	First Quantum Minerals, Ltd. 9.375% 3/1/2029[5]	5,455	5,808
	FXI Holdings, Inc. 12.25% 11/15/2026[5]	4,732	4,525
	International Flavors & Fragrances, Inc. 2.30% 11/1/2030[5]	230	195
	International Flavors & Fragrances, Inc. 3.468% 12/1/2050[5]	4,335	2,843
	LSB Industries, Inc. 6.25% 10/15/2028[5]	698	678
	Magnera Corp. 7.25% 11/15/2031[5]	6,200	6,060
	Mauser Packaging Solutions Holding Co. 7.875% 8/15/2026[5]	696	704
	NOVA Chemicals Corp. 4.25% 5/15/2029[5]	1,385	1,254
	OCI NV 6.70% 3/16/2033[5]	949	957
	Owens-Brockway Glass Container, Inc. 7.375% 6/1/2032[5]	2,325	2,226
	PT Krakatau Posco 6.375% 6/11/2029	2,500	2,499
	Sasol Financing USA, LLC 8.75% 5/3/2029[5]	1,065	1,082
	Sasol Financing USA, LLC 8.75% 5/3/2029[10]	100	102
	Sasol Financing USA, LLC 5.50% 3/18/2031	2,900	2,450
	SCIH Salt Holdings, Inc. 4.875% 5/1/2028[5]	742	699
	Sealed Air Corp. 6.125% 2/1/2028[5]	607	609
	Stillwater Mining Co. 4.00% 11/16/2026[10]	600	570
	Vale Overseas, Ltd. 6.40% 6/28/2054	930	915
	Veritiv Operating Co. 10.50% 11/30/2030[5]	930	1,003
			73,606

Information technology 1.69%
	Accenture Capital, Inc. 4.25% 10/4/2031	1,469	1,412
	Accenture Capital, Inc. 4.50% 10/4/2034	1,749	1,663
	Acuris Finance US, Inc. 9.00% 8/1/2029[5]	7,130	6,846
	Amphenol Corp. 5.00% 1/15/2035	3,145	3,072
	Amphenol Corp. 5.375% 11/15/2054	2,452	2,333
	Analog Devices, Inc. 2.95% 10/1/2051	3,353	2,131
	Broadcom, Inc. 5.15% 11/15/2031	2,302	2,317
	Broadcom, Inc. 4.55% 2/15/2032	3,154	3,051
	Broadcom, Inc. 4.80% 10/15/2034	3,522	3,400
	Broadcom, Inc. 3.187% 11/15/2036[5]	450	363
	Broadcom, Inc. 4.926% 5/15/2037[5]	3,176	3,023
	Cisco Systems, Inc. 5.05% 2/26/2034	3,250	3,240
	Cloud Software Group, Inc. 6.50% 3/31/2029[5]	2,149	2,112
	Cloud Software Group, Inc. 9.00% 9/30/2029[5]	2,745	2,790
	Cloud Software Group, Inc. 8.25% 6/30/2032[5]	3,053	3,151
	Cloud Software Group, Inc., Term Loan B1, (3-month USD CME Term SOFR + 3.50%) 7.829% 3/30/2029[4,7]	366	368
	CommScope, LLC 4.75% 9/1/2029[5]	400	357
	Diebold Nixdorf, Inc. 7.75% 3/31/2030[5]	4,000	4,116
	Finastra USA, Inc., Term Loan B, (3-month USD CME Term SOFR + 7.25%) 11.645% 9/13/2029[4,7,10]	271	273
	Finastra USA, Inc., Term Loan, (3-month USD CME Term SOFR + 7.25%) 11.645% 9/13/2029[4,7,10]	28	19
	Helios Software Holdings, Inc. 8.75% 5/1/2029[5]	7,830	8,043
	ION Trading Technologies SARL 9.50% 5/30/2029[5]	2,850	2,994
	Microchip Technology, Inc. 5.05% 2/15/2030	1,591	1,580
	NCR Atleos Corp. 9.50% 4/1/2029[5]	900	976
	Oracle Corp. 3.95% 3/25/2051	450	334
	Roper Technologies, Inc. 4.90% 10/15/2034	2,525	2,430
	Texas Instruments, Inc. 4.85% 2/8/2034	833	820
	UKG, Inc. 6.875% 2/1/2031[5]	2,150	2,183
	Viasat, Inc. 5.625% 4/15/2027[5]	160	155
	Wolfspeed, Inc. 2.00% PIK and 9.875% Cash 6/23/2030 (10.875% on 6/23/2025)[6,8,9,10]	919	926
	Wolfspeed, Inc. 2.00% PIK and 9.875% Cash 6/23/2030 (10.875% on 6/23/2026)[6,8,9,10]	803	809
			67,287

31	Capital Group Fixed Income ETF Trust

Capital Group Core Plus Income ETF  (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)

Consumer staples 1.38%
	B&G Foods, Inc. 5.25% 9/15/2027	USD400	$383
	BAT Capital Corp. 2.259% 3/25/2028	100	92
	BAT Capital Corp. 4.742% 3/16/2032	450	433
	BAT Capital Corp. 6.421% 8/2/2033	673	712
	BAT Capital Corp. 6.00% 2/20/2034	2,490	2,559
	BAT Capital Corp. 4.758% 9/6/2049	1,551	1,258
	BAT Capital Corp. 5.65% 3/16/2052	929	852
	BAT Capital Corp. 7.081% 8/2/2053	3,425	3,761
	Campbells Co. (The) 5.40% 3/21/2034	2,527	2,516
	Campbells Co. (The) 4.75% 3/23/2035	3,872	3,653
	Campbells Co. (The) 5.25% 10/13/2054	541	489
	Coca-Cola Co. 4.65% 8/14/2034	852	829
	Coca-Cola Co. 5.20% 1/14/2055	1,995	1,896
	Coca-Cola Consolidated, Inc. 5.45% 6/1/2034	3,343	3,369
	Constellation Brands, Inc. 4.35% 5/9/2027	326	323
	Constellation Brands, Inc. 4.75% 5/9/2032	1,683	1,620
	Constellation Brands, Inc. 4.90% 5/1/2033	886	856
	Coty, Inc. 6.625% 7/15/2030[5]	490	498
	Imperial Brands Finance PLC 5.875% 7/1/2034[5]	3,250	3,241
	Keurig Dr Pepper, Inc. 3.20% 5/1/2030	40	37
	Kroger Co. 5.50% 9/15/2054	1,978	1,865
	Kronos Acquisition Holdings, Inc. 8.25% 6/30/2031[5]	665	635
	Kronos Acquisition Holdings, Inc. 10.75% 6/30/2032[5]	905	834
	Lamb Weston Holdings, Inc. 4.375% 1/31/2032[5]	250	227
	Minerva Luxembourg SA 8.875% 9/13/2033[5]	2,030	2,108
	Philip Morris International, Inc. 5.75% 11/7/2032	1,297	1,334
	Philip Morris International, Inc. 5.375% 2/15/2033	400	401
	Philip Morris International, Inc. 5.625% 9/7/2033	4,430	4,503
	Philip Morris International, Inc. 5.25% 2/13/2034	4,071	4,026
	Philip Morris International, Inc. 4.90% 11/1/2034	4,797	4,612
	Post Holdings, Inc. 4.625% 4/15/2030[5]	650	600
	Post Holdings, Inc. 6.25% 2/15/2032[5]	540	537
	Post Holdings, Inc. 6.375% 3/1/2033[5]	4,000	3,925
			54,984

Municipals 0.01%
	Texas Combined Tirz I, LLC 0% 3/15/2053[5,9]	600	600
	Total corporate bonds, notes & loans		1,222,761

U.S. Treasury bonds & notes 16.99%
U.S. Treasury 16.54%
	U.S. Treasury 4.875% 4/30/2026	73,247	73,839
	U.S. Treasury 4.625% 6/30/2026	50,592	50,881
	U.S. Treasury 4.375% 7/31/2026	5,770	5,781
	U.S. Treasury 4.125% 10/31/2026	6,325	6,312
	U.S. Treasury 4.25% 11/30/2026	51,860	51,860
	U.S. Treasury 4.25% 12/31/2026	5,200	5,201
	U.S. Treasury 4.50% 4/15/2027	22,900	23,020
	U.S. Treasury 4.50% 5/15/2027	10,350	10,406
	U.S. Treasury 4.625% 6/15/2027	30,490	30,757
	U.S. Treasury 4.00% 12/15/2027	9,370	9,299
	U.S. Treasury 4.375% 8/31/2028[2]	14,750	14,767
	U.S. Treasury 4.625% 4/30/2029	48,820	49,311
	U.S. Treasury 4.25% 6/30/2029	40,203	40,000
	U.S. Treasury 4.125% 10/31/2029	21,758	21,517
	U.S. Treasury 4.375% 12/31/2029	9,164	9,161
	U.S. Treasury 4.625% 5/31/2031	4,550	4,590
	U.S. Treasury 4.125% 10/31/2031	4,200	4,113
	U.S. Treasury 4.25% 11/15/2034	16,440	16,023
	U.S. Treasury 4.625% 2/15/2040	28,200	27,783
	U.S. Treasury 4.75% 11/15/2043	10,500	10,377

Capital Group Fixed Income ETF Trust	32

Capital Group Core Plus Income ETF  (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury (continued)
	U.S. Treasury 4.625% 5/15/2044[2]	USD30,770	$29,859
	U.S. Treasury 4.125% 8/15/2044	48,875	44,278
	U.S. Treasury 4.625% 11/15/2044	18,800	18,242
	U.S. Treasury 4.25% 8/15/2054[2]	111,060	101,629
			659,006

U.S. Treasury inflation-protected securities 0.45%
	U.S. Treasury Inflation-Protected Security 1.625% 10/15/2027[11]	18,221	18,118
	Total U.S. Treasury bonds & notes		677,124
	Asset-backed obligations 5.17%
	Affirm, Inc., Series 2023-B, Class D, 8.78% 9/15/2028[1,5]		995	1,016
	Affirm, Inc., Series 2023-B, Class E, 11.32% 9/15/2028[1,5]	1,447	1,485
	American Credit Acceptance Receivables Trust, Series 2024-2, Class D, 6.53% 4/12/2030[1,5]	7,281	7,451
	Auxilior Term Funding, LLC, Series 24-1, Class C, 6.01% 7/15/2031[1,5]	4,786	4,836
	Avant Credit Card Master Trust, Series 2024-2A, Class B, 5.73% 5/15/2029[1,5]	11,000	10,927
	Avant Credit Card Master Trust, Series 2024-2A, Class C, 6.41% 5/15/2029[1,5]	5,000	4,967
	Avis Budget Rental Car Funding (AESOP), LLC, Series 2022-5, Class B, 7.09% 4/20/2027[1,5]	2,394	2,444
	Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-5, Class C, 6.85% 4/20/2028[1,5]	3,333	3,393
	Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-4A, Class B, 6.32% 6/20/2029[1,5]	2,369	2,428
	Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-4A, Class C, 7.24% 6/20/2029[1,5]	890	920
	Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class C, 7.03% 12/20/2029[1,5]	4,000	4,113
	Blue Owl Asset Leasing Trust, Series 2024-1A, Class B, 5.41% 3/15/2030[1,5]	713	714
	CF Hippolyta, LLC, Series 2020-1, Class B1, 2.28% 7/15/2060[1,5]	486	471
	CFG Investments, Ltd., Series 2023-1, Class A, 8.56% 7/25/2034[1,5]	1,530	1,536
	Clarus Capital Funding, LLC, Series 2024-1A, Class C, 5.01% 8/20/2032[1,5]	7,083	6,970
	CPS Auto Receivables Trust, Series 2022-B, Class D, 5.19% 8/15/2028[1,5]	1,250	1,251
	CPS Auto Trust, Series 2024-A, Class E, 8.42% 8/15/2031[1,5]	700	723
	CPS Auto Trust, Series 2024-C, Class E, 8.04% 3/15/2032[1,5]	5,800	5,934
	Credit Acceptance Auto Loan Trust, Series 2022-1A, Class C, 5.70% 10/15/2032[1,5]	1,000	1,003
	Credit Acceptance Auto Loan Trust, Series 2022-1A, Class D, 6.63% 12/15/2032[1,5]	1,000	1,003
	Credit Acceptance Auto Loan Trust, Series 2024-2, Class C, 6.70% 10/16/2034[1,5]	5,769	5,910
	Crockett Partners Equipment Co. II, LLC, Series 2024-1C, Class A, 6.05% 1/20/2031[1,5]	4,035	4,070
	EquipmentShare, Series 2024-2M, Class A, 5.70% 12/20/2032[1,5]	4,653	4,665
	Exeter Automobile Receivables Trust, Series 2022-2A, Class D, 4.56% 7/17/2028[1,5]	26	26
	Exeter Automobile Receivables Trust, Series 2023-1A, Class E, 12.07% 9/16/2030[1,5]	4,000	4,552
	Exeter Automobile Receivables Trust, Series 2023-2, Class E, 9.75% 11/15/2030[1,5]	848	914
	Exeter Automobile Receivables Trust, Series 2023-3A, Class E, 9.98% 1/15/2031[1,5]	1,022	1,109
	Exeter Automobile Receivables Trust, Series 2023-4A, Class E, 9.57% 2/18/2031[1,5]	3,010	3,214
	Exeter Automobile Receivables Trust, Series 2023-5A, Class E, 9.58% 6/16/2031[1,5]	5,403	5,789
	Exeter Automobile Receivables Trust, Series 2024-1, Class E, 7.89% 8/15/2031[1,5]	4,799	4,901
	Ford Credit Floorplan Master Owner Trust, Series 2023-1, Class D, 6.62% 5/15/2028[1,5]	2,335	2,364
	GLS Auto Receivables Trust, Series 2023-3, Class E, 9.27% 8/15/2030[1,5]	950	1,009
	GLS Auto Receivables Trust, Series 2023-4, Class E, 9.72% 8/15/2030[1,5]	1,900	2,038
	GLS Auto Receivables Trust, Series 2024-2, Class E, 7.98% 5/15/2031[1,5]	1,170	1,195
	GLS Auto Receivables Trust, Series 2024-4A, Class E, 7.51% 8/15/2031[1,5]	1,596	1,600
	Hertz Vehicle Financing III, LLC, Series 2023-1, Class C, 6.91% 6/25/2027[1,5]	2,200	2,224
	Hertz Vehicle Financing III, LLC, Series 2023-1, Class 1D, 9.13% 6/25/2027[1,5]	672	678
	Hertz Vehicle Financing III, LLC, Series 2022-2A, Class C, 2.95% 6/26/2028[1,5]	300	280
	Hertz Vehicle Financing III, LLC, Series 2022-2, Class D, 5.16% 6/26/2028[1,5]	2,389	2,203
	Hertz Vehicle Financing III, LLC, Series 2023-2, Class C, 7.13% 9/25/2029[1,5]	2,167	2,209
	Hertz Vehicle Financing III, LLC, Series 2023-4, Class C, 7.51% 3/25/2030[1,5]	3,950	4,095
	Hertz Vehicle Financing, LLC, Series 2021-2, Class D, 4.34% 12/27/2027[1,5]	5,000	4,659
	LAD Auto Receivables Trust, Series 2023-1, Class C, 6.18% 12/15/2027[1,5]	1,368	1,386

33	Capital Group Fixed Income ETF Trust

Capital Group Core Plus Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
LAD Auto Receivables Trust, Series 2024-3A, Class D, 5.18% 2/17/2032[1,5]	USD537	$529
Mercury Financial Credit Card Master Trust, Series 2024-2A, Class A, 6.56% 7/20/2029[1,5]	5,734	5,806
Mission Lane Credit Card Master Trust, Series 2023-A, Class B, 8.15% 7/17/2028[1,5]	2,459	2,480
Mission Lane Credit Card Master Trust, Series 2023-A, Class C, 10.03% 7/17/2028[1,5]	5,600	5,682
Mission Lane Credit Card Master Trust, Series 2023-B, Class D, 12.43% 11/15/2028[1,5]	5,000	5,095
Mission Lane Credit Card Master Trust, Series 2023-B, Class E, 0.162% 11/15/2028[1,5]	5,000	5,079
Mission Lane Credit Card Master Trust, Series 2024-A, Class A1, 6.20% 8/15/2029[1,5]	2,021	2,034
Mission Lane Credit Card Master Trust, Series 2024-A, Class B, 6.58% 8/15/2029[1,5]	1,996	2,008
OnDeck Asset Securitization Trust, LLC, Series 2023-1A, Class B, 8.25% 8/19/2030[1,5]	1,364	1,401
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class B, 7.15% 6/17/2031[1,5]	726	740
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class C, 8.99% 6/17/2031[1,5]	632	652
OnDeck Asset Securitization Trust, LLC, Series 2024-2A, Class B, 5.42% 10/17/2031[1,5]	964	950
OnDeck Asset Securitization Trust, LLC, Series 2024-2A, Class C, 7.03% 10/17/2031[1,5]	183	183
PEAC Solutions Receivables, LLC, Series 2024-1A, Class B, 5.79% 11/20/2030[1,5]	7,274	7,359
PK ALIFT Loan Funding, Series 2024-2, Class A, 5.052% 10/15/2039[1,5]	3,561	3,498
Prestige Auto Receivables Trust, Series 2023-1, Class D, 6.33% 4/16/2029[1,5]	1,912	1,937
Prestige Auto Receivables Trust, Series 2024-1, Class E, 7.94% 4/15/2031[1,5]	1,196	1,220
Research-Driven Pagaya Motor Asset Trust I, Series 2022-3, Class A, 5.38% 11/25/2030[1,5]	276	277
Research-Driven Pagaya Motor Asset Trust I, Series 2022-3, Class B, 6.58% 11/25/2030[1,5]	337	339
Santander Drive Auto Receivables Trust, Series 2022-7, Class C, 6.69% 3/17/2031[1]	796	818
SMB Private Education Loan Trust, Series 2021-A, Class D1, 3.86% 1/15/2053[1,5]	1,499	1,343
SMB Private Education Loan Trust, Series 2021-A, Class D2, 3.86% 1/15/2053[1,5]	763	683
SMB Private Education Loan Trust, Series 2023-A, Class B, 5.88% 1/15/2053[1,5]	2,490	2,468
SMB Private Education Loan Trust, Series 2022-A, Class D, 4.75% 11/16/2054[1,5]	129	122
SMB Private Education Loan Trust, Series 2024-A, Class D, 8.22% 3/15/2056[1,5]	8,883	9,151
SMB Private Education Loan Trust, Series 2023-B, Class D, 7.56% 10/16/2056[1,5]	5,000	5,011
SMB Private Education Loan Trust, Series 2022-D, Class D, 7.23% 10/15/2058[1,5]	2,000	1,997
United Auto Credit Securitization Trust, Series 2024-1, Class D, 8.30% 11/12/2029[1,5]	6,000	6,155
Verdant Receivables, LLC, Series 2024-1, Class C, 6.25% 12/12/2031[1,5]	771	783
Westlake Automobile Receivables Trust, Series 2022-2A, Class D, 5.48% 9/15/2027[1,5]	1,562	1,571
Wingspire Equipment Finance, LLC, Series 2024-1A, Class B, 5.06% 9/20/2032[1,5]	2,333	2,326
Wingspire Equipment Finance, LLC, Series 2024-1A, Class C, 5.28% 9/20/2032[1,5]	1,653	1,652
		206,024
Bonds & notes of governments & government agencies outside the U.S. 1.93%
Abu Dhabi (Emirate of) 1.70% 3/2/2031[5]	300	249
Angola (Republic of) 8.00% 11/26/2029	1,375	1,233
Angola (Republic of) 8.75% 4/14/2032	5,275	4,671
Angola (Republic of) 8.75% 4/14/2032[5]	1,000	886
Argentine Republic 0.75% 7/9/2030 (1.75% on 7/9/2027)[6]	1,056	816
Bank Gospodarstwa Krajowego 5.75% 7/9/2034[5]	795	791
Bank Gospodarstwa Krajowego 6.25% 7/9/2034[5]	2,260	2,221
Chile (Republic of) 2.45% 1/31/2031	400	343
Chile (Republic of) 4.34% 3/7/2042	200	168
Colombia (Republic of) 8.00% 4/20/2033	430	440
Colombia (Republic of) 7.50% 2/2/2034	4,395	4,336
Colombia (Republic of) 8.00% 11/14/2035	4,040	4,072
Colombia (Republic of) 7.75% 11/7/2036	3,215	3,149
Colombia (Republic of) 8.375% 11/7/2054	4,320	4,199
Dominican Republic 4.50% 1/30/2030[5]	500	459
Dominican Republic 5.875% 1/30/2060	2,280	1,934
Egypt (Arab Republic of) 5.80% 9/30/2027	200	188
Egypt (Arab Republic of) 5.875% 2/16/2031	600	502
Egypt (Arab Republic of) 8.50% 1/31/2047	3,780	2,942
Egypt (Arab Republic of) 8.70% 3/1/2049	1,700	1,340
Egypt (Arab Republic of) 8.75% 9/30/2051	2,589	2,048
Egypt (Arab Republic of) 8.15% 11/20/2059	600	443
Egypt (Arab Republic of) 7.50% 2/16/2061	5,150	3,543
Export-Import Bank of India 2.25% 1/13/2031[5]	250	211
Honduras (Republic of) 5.625% 6/24/2030	4,570	4,095

Capital Group Fixed Income ETF Trust	34

Capital Group Core Plus Income ETF  (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
	Mongolia (State of) 4.45% 7/7/2031	USD500	$435
	Nigeria (Republic of) 7.875% 2/16/2032	1,200	1,082
	Panama (Republic of) 7.50% 3/1/2031	315	320
	Panama (Republic of) 2.252% 9/29/2032	1,800	1,263
	Panama (Republic of) 6.875% 1/31/2036	1,220	1,148
	Panama (Republic of) 8.00% 3/1/2038	1,015	1,020
	Panama (Republic of) 4.50% 4/16/2050	2,050	1,271
	Panama (Republic of) 6.853% 3/28/2054	1,550	1,326
	Panama (Republic of) 4.50% 4/1/2056	7,280	4,307
	Panama (Republic of) 7.875% 3/1/2057	260	251
	Peru (Republic of) 5.875% 8/8/2054	1,275	1,219
	Senegal (Republic of) 6.75% 3/13/2048	3,439	2,338
	South Africa (Republic of) 5.875% 4/20/2032	1,003	943
	South Africa (Republic of) 7.10% 11/19/2036[5]	900	878
	Turkey (Republic of) 5.875% 6/26/2031	480	451
	Turkey (Republic of) 7.125% 7/17/2032	5,860	5,820
	Turkey (Republic of) 6.50% 9/20/2033	450	429
	United Mexican States 4.50% 4/22/2029	450	430
	United Mexican States 4.75% 4/27/2032	860	781
	United Mexican States 6.00% 5/7/2036	3,820	3,604
	United Mexican States 6.338% 5/4/2053	1,485	1,327
	United Mexican States 6.40% 5/7/2054	955	857
			76,779
Municipals 0.13%
California 0.03%
	City of Rancho Mirage, Community Facs. Dist. No. 5 (Improvement Area No. 1), Special Tax Bonds, Series 2024-B, 7.25% 9/1/2039	1,100	1,090

Puerto Rico 0.06%
	Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 7/1/2017[12]	5	3
	Electric Power Auth., Power Rev. Bonds, Series 2010-ZZ, 4.25% 7/1/2018[12]	20	11
	Electric Power Auth., Power Rev. Bonds, Series 2010-ZZ, 5.00% 7/1/2018[12]	95	51
	Electric Power Auth., Power Rev. Bonds, Series 2003-NN, 5.50% 7/1/2020[12]	10	5
	Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 7/1/2021[12]	190	103
	Electric Power Auth., Power Rev. Bonds, Series 2010-AAA, 5.25% 7/1/2021[12]	265	143
	Electric Power Auth., Power Rev. Bonds, Series 2010-DDD, 5.00% 7/1/2023[12]	210	113
	Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 7/1/2023[12]	20	11
	Electric Power Auth., Power Rev. Bonds, Series 2010-CCC, 5.00% 7/1/2024[12]	75	41
	Electric Power Auth., Power Rev. Bonds, Series 2010-XX, 4.625% 7/1/2025[12]	10	5
	Electric Power Auth., Power Rev. Bonds, Series 2010-XX, 4.75% 7/1/2026[12]	10	5
	Electric Power Auth., Power Rev. Bonds, Series 2010-ZZ, 5.00% 7/1/2026[12]	5	3
	Electric Power Auth., Power Rev. Bonds, Series 2010-ZZ, 5.25% 7/1/2026[12]	400	217
	Electric Power Auth., Power Rev. Bonds, Series 2010-CCC, 5.25% 7/1/2026[12]	20	11
	Electric Power Auth., Power Rev. Bonds, Series 2010-ZZ, 4.75% 7/1/2027[12]	65	35
	Electric Power Auth., Power Rev. Bonds, Series 2010-CCC, 4.80% 7/1/2028[12]	220	119
	Electric Power Auth., Power Rev. Bonds, Series 2008-WW, 5.00% 7/1/2028[12]	55	30
	Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 7/1/2032[12]	165	90
	Electric Power Auth., Power Rev. Bonds, Series 2008-WW, 5.25% 7/1/2033[12]	610	331
	Electric Power Auth., Power Rev. Bonds, Series 2013-A, 6.75% 7/1/2036[12]	330	179
	Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 7/1/2037[12]	65	35
	Electric Power Auth., Power Rev. Bonds, Series 2010-XX, 5.25% 7/1/2040[12]	355	193
	Electric Power Auth., Power Rev. Bonds, Series 2012-A, 5.00% 7/1/2042[12]	100	54
	Electric Power Auth., Power Rev. Ref. Bonds, Series 2007-UU, Assured Guaranty Municipal insured, 3.469% 7/1/2017[6,12]	465	251
	Electric Power Auth., Power Rev. Ref. Bonds, Series 2010-DDD, 5.00% 7/1/2021[12]	70	38
	Electric Power Auth., Power Rev. Ref. Bonds, Series 2010-DDD, 5.00% 7/1/2022[12]	650	351
			2,428

35	Capital Group Fixed Income ETF Trust

Capital Group Core Plus Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Municipals (continued)

Texas 0.04%
Brazoria County Industrial Dev. Corp., Solid Waste Disposal Facs. Rev. Bonds (Aleon Renewable Metals, LLC Project), Series 2023, AMT, 12.00% 6/1/2043[5]	USD1,575	$1,549
Total municipals		5,067
Total bonds, notes & other debt instruments (cost: $3,930,286,000)		3,893,160
Common stocks 0.03%	Shares
Energy 0.03%
New Fortress Energy, Inc., Class A13	89,859	1,359
Consumer discretionary 0.00%
Party City Holdco, Inc.[5,9]	74	— [14]
Party City Holdco, Inc.[9]	7,446	— [14]
		— [14]
Total common stocks (cost: $1,178,000)		1,359
Short-term securities 7.42%
Money market investments 7.42%
Capital Group Central Cash Fund 4.50%[15,16]	2,956,763	295,735
Total short-term securities (cost: $295,687,000)		295,735
Total investment securities 105.15% (cost: $4,227,151,000)		4,190,254

Other assets less liabilities (5.15)%	(205,374)
Net assets 100.00%	$3,984,880
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 12/31/2024 (000)
2 Year U.S. Treasury Note Futures	Long	1,628	3/31/2025	USD334,732	$(39)
5 Year U.S. Treasury Note Futures	Long	5,674	3/31/2025	603,173	(3,582)
10 Year U.S. Treasury Note Futures	Short	475	3/20/2025	(51,656)	701
10 Year Ultra U.S. Treasury Note Futures	Short	3,258	3/20/2025	(362,656)	4,880
30 Year Ultra U.S. Treasury Bond Futures	Long	48	3/20/2025	5,707	(284)
					$1,676
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 12/31/2024 (000)
Currency purchased (000)		Currency sold (000)
USD	225	EUR	213	HSBC Bank	1/8/2025	$4
USD	452	EUR	433	HSBC Bank	1/10/2025	3
USD	4,729	EUR	4,480	HSBC Bank	1/14/2025	86
USD	2,604	EUR	2,462	HSBC Bank	1/15/2025	53

Capital Group Fixed Income ETF Trust	36

Capital Group Core Plus Income ETF  (continued)
Forward currency contracts (continued)

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 12/31/2024 (000)
Currency purchased (000)		Currency sold (000)
USD	784	EUR	745	Standard Chartered Bank	1/17/2025	$12
USD	472	EUR	450	HSBC Bank	1/24/2025	6
						$164
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 12/31/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2024 (000)
Rate	Payment frequency	Rate	Payment frequency
3.693%	Annual	SOFR	Annual	10/21/2025	USD9,000	$(425)	$—	$(425)
5.0145%	Annual	SOFR	Annual	10/27/2025	275,000	1,718	—	1,718
3.891%	Annual	SOFR	Annual	8/19/2026	250,000	(912)	—	(912)
3.7785%	Annual	SOFR	Annual	10/9/2026	235,000	(1,323)	—	(1,323)
3.863%	Annual	SOFR	Annual	10/29/2026	250,000	(1,060)	—	(1,060)
SOFR	Annual	3.3885%	Annual	4/18/2028	35,000	728	—	728
4.175%	Annual	SOFR	Annual	11/21/2028	140,000	613	—	613
3.7675%	Annual	SOFR	Annual	12/3/2029	31,000	(376)	—	(376)
SOFR	Annual	3.1585%	Annual	1/18/2033	43,000	2,641	—	2,641
SOFR	Annual	3.2205%	Annual	4/18/2033	58,000	3,415	—	3,415
3.6955%	Annual	SOFR	Annual	10/21/2039	3,000	(141)	—	(141)
3.8095%	Annual	SOFR	Annual	10/29/2039	95,000	(3,266)	—	(3,266)
4.133%	Annual	SOFR	Annual	11/20/2043	16,000	41	—	41
3.7575%	Annual	SOFR	Annual	12/3/2044	12,000	(563)	—	(563)
						$1,090	$—	$1,090
Bilateral interest rate swaps
Receive		Pay		Counterparty	Expiration date	Notional amount (000)	Value at 12/31/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2024 (000)
Rate	Payment frequency	Rate	Payment frequency
12.57%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2026	BRL19,454	$(67)	$—	$(67)
Investments in affiliates16

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2024 (000)	Dividend or interest income (000)
Short-term securities 7.42%
Money market investments 7.42%
Capital Group Central Cash Fund 4.50% [15]	$422,052	$1,484,697	$1,611,080	$(5)	$71	$295,735	$24,037

37	Capital Group Fixed Income ETF Trust

Capital Group Core Plus Income ETF  (continued)
Restricted securities10

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Wolfspeed, Inc. 2.00% PIK and 9.875% Cash 6/23/2030 (10.875% on 6/23/2025)[6],8,9	6/23/2023	$884	$926	.03%
Wolfspeed, Inc. 2.00% PIK and 9.875% Cash 6/23/2030 (10.875% on 6/23/2026)[6],8,9	6/23/2023	772	809.02
Stillwater Mining Co. 4.00% 11/16/2026	2/9/2024	558	570.02
Finastra USA, Inc., Term Loan B, (3-month USD CME Term SOFR + 7.25%) 12.181% 9/13/2029[4],7	9/12/2023	267	273.01
Finastra USA, Inc., Term Loan, (3-month USD CME Term SOFR + 7.25%) 12.181% 9/13/2029[4],7	9/12/2023	19	19	.00 [17]
Sasol Financing USA, LLC 8.75% 5/3/2029	6/27/2024	101	102	.00 [17]
		$2,601	$2,699	.08%

[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $23,691,000, which represented .59% of the net assets of the fund.
[3]	Purchased on a TBA basis.
[4]
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[5]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $901,240,000, which represented
22.62% of the net assets of the fund.

[6]	Step bond; coupon rate may change at a later date.
[7]
Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $2,912,000, which represented 0.08% of the net assets of the fund.

[8]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
[9]	Value determined using significant unobservable inputs.
[10]
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $2,699,000, which represented 0.08% of the net assets of the fund.

[11]	Index-linked bond whose principal amount moves with a government price index.
[12]	Scheduled interest and/or principal payment was not received.
[13]
Security is subject to a contractual sale restriction (lockup). The total value of all such securities was $1,359,000, which represented 0.03% of the net assets of the fund. The remaining lockup period is generally less than one year; and early lockup release provisions may be applicable based on certain set milestones or condition in accordance with legal documents.

[14]	Amount less than one thousand.
[15]	Rate represents the seven-day yield at 12/31/2024.
[16]	Part of the same "group of investment companies" as the fund as defined under the Investment Company Act of 1940, as amended.
[17]	Amount less than .01%.

Key to abbreviation(s)
AMT = Alternative Minimum Tax
Assn. = Association
Auth. = Authority
BRL = Brazilian reais
BZDIOVER = Overnight Brazilian Interbank Deposit Rate
CME = CME Group
DAC = Designated Activity Company
Dev. = Development
Dist. = District

EUR = Euros
EURIBOR = Euro Interbank Offered Rate
Facs. = Facilities
ICE = Intercontinental Exchange, Inc.
Ref. = Refunding
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
TBA = To-be-announced
USD = U.S. dollars
Refer to the notes to financial statements.

Capital Group Fixed Income ETF Trust	38

Capital Group International Bond ETF (USD-Hedged)
Investment portfolio December 31, 2024

Bonds, notes & other debt instruments 92.32%		Principal amount (000)	Value (000)
Euros 30.18%
	AIB Group PLC 2.25% 4/4/2028 (1-year EUR Mid-Swap + 1.30% on 4/4/2027)[1]	EUR150,000	$153
	Alpha Bank SA 4.25% 6/11/2031 (5-year EUR Mid-Swap + 5.823% on 6/11/2026)[1]	100,000	106
	American Tower Corp. 0.875% 5/21/2029	170,000	161
	AstraZeneca PLC 3.75% 3/3/2032	100,000	108
	AT&T, Inc. 1.60% 5/19/2028	270,000	268
	Banco de Sabadell, SA 5.25% 2/7/2029 (1-year EUR Mid-Swap + 2.40% on 2/7/2028)[1]	300,000	329
	Belfius Bank SA 4.875% 6/11/2035 (5-year EUR Mid-Swap + 2.20% on 6/11/2030)[1]	100,000	108
	Belgium (Kingdom of), Series 97, 3.00% 6/22/2033	290,000	304
	Belgium (Kingdom of) 3.50% 6/22/2055	120,000	123
	British American Tobacco PLC 3.00% subordinated perpetual bonds (5-year EUR Mid-Swap + 3.372% on 12/27/2026)[1]	300,000	305
	Bulgaria (Republic of) 3.625% 9/5/2032	52,000	55
	CaixaBank, SA, subordinated, 1.25% 6/18/2031 (5-year EUR Mid-Swap + 1.63% on 6/18/2026)[1]	300,000	303
	Deutsche Bank AG 4.125% 4/4/2030 (3-month EUR-EURIBOR + 1.50% on 4/4/2029)[1]	100,000	106
	Electricité de France SA 2.875% junior subordinated perpetual bonds (5-year EUR Mid-Swap + 3.373% on 3/15/2027)[1]	400,000	406
	Equinix, Inc. 0.25% 3/15/2027	100,000	98
	Equinor ASA 1.375% 5/22/2032	100,000	92
	ESB Finance DAC 4.00% 5/3/2032	140,000	151
	European Financial Stability Facility 3.375% 8/30/2038	500,000	536
	European Investment Bank 2.75% 1/16/2034	250,000	259
	European Union 3.00% 3/4/2053	500,000	484
	Ford Motor Credit Co., LLC 4.445% 2/14/2030	100,000	107
	French Republic O.A.T. 1.25% 5/25/2034	890,000	782
	French Republic O.A.T. 3.00% 5/25/2054	1,185,000	1,075
	Germany (Federal Republic of) 2.10% 4/12/2029	2,050,000	2,122
	Germany (Federal Republic of) 2.20% 2/15/2034	1,500,000	1,537
	Germany (Federal Republic of) 2.50% 8/15/2054	170,000	173
	Iberdrola, SA 1.874% 12/31/2079 (5-year EUR Mid-Swap + 2.321% on 4/28/2026)[1]	200,000	203
	Indonesia (Republic of) 0.90% 2/14/2027	125,000	123
	Intesa Sanpaolo SpA 5.625% 3/8/2033	170,000	200
	Italy (Republic of) 0.50% 7/15/2028	250,000	241
	Italy (Republic of) 3.35% 7/1/2029	650,000	689
	Italy (Republic of) 3.85% 7/1/2034	530,000	568
	Italy (Republic of) 4.45% 9/1/2043	290,000	320
	Italy (Republic of) 4.50% 10/1/2053	115,000	127
	KBC Groep NV 4.75% 4/17/2035 (5-year EUR Mid-Swap + 2.25% on 4/17/2030)[1]	100,000	108
	McDonald’s Corp. 0.25% 10/4/2028[2]	100,000	94
	National Bank of Greece SA 8.00% 1/3/2034 (5-year EUR-ICE Swap EURIBOR + 4.646% on 1/3/2029)[1]	100,000	119
	NatWest Group PLC 0.78% 2/26/2030 (3-month EUR-EURIBOR + 0.949% on 2/26/2029)[1]	240,000	227
	Novo Nordisk Finance (Netherlands) BV 3.375% 5/21/2034	100,000	105
	PepsiCo, Inc. 0.75% 10/14/2033	100,000	86
	Philip Morris International, Inc. 0.80% 8/1/2031	100,000	89
	Quebec (Province of) 3.35% 7/23/2039	270,000	281
	Romania 3.624% 5/26/2030	100,000	97
	Romania 5.125% 9/24/2031	150,000	152
	Spain (Kingdom of) 1.90% 10/31/2052	750,000	545

39	Capital Group Fixed Income ETF Trust

Capital Group International Bond ETF (USD-Hedged)  (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
	Svenska Handelsbanken AB 5.00% 8/16/2034 (5-year EUR Mid-Swap + 1.90% on 8/16/2029)[1]	EUR210,000	$232
	TotalEnergies SE 2.00% junior subordinated perpetual bonds (5-year EUR-EURIBOR + 1.898% on 4/17/2027)[1]	100,000	100
	UBS Group AG 7.75% 3/1/2029 (1-year EUR-ICE Swap EURIBOR + 4.95% on 3/1/2028)[1]	125,000	148
			15,105

Japanese yen 13.95%
	Japan, Series 346, 0.10% 3/20/2027	JPY157,800,000	993
	Japan 0.10% 12/20/2029	161,000,000	992
	Japan 0.10% 12/20/2031	100,750,000	609
	Japan 0.50% 12/20/2032	20,200,000	124
	Japan 0.50% 12/20/2038	453,250,000	2,530
	Japan, Series 84, 2.10% 9/20/2054	282,000,000	1,735
			6,983

British pounds 8.19%
	NatWest Group PLC 2.875% 9/19/2026 (1-year GBP-ICE Swap SONIA + 1.49% on 9/19/2025)[1]	GBP200,000	246
	United Kingdom 0.875% 10/22/2029	3,585,000	3,853
			4,099

South Korean won 7.08%
	South Korea (Republic of), Series 2712, 2.375% 12/10/2027	KRW1,418,870,000	957
	South Korea (Republic of) 3.25% 3/10/2029	2,051,980,000	1,423
	South Korea (Republic of), Series 3312, 4.125% 12/10/2033	1,581,030,000	1,165
			3,545

Australian dollars 3.90%
	Australia (Commonwealth of) 3.50% 12/21/2034	AUD1,400,000	806
	New South Wales Treasury Corp. 4.75% 2/20/2035	1,904,000	1,148
			1,954

Canadian dollars 2.95%
	Canada (Government) 4.00% 3/1/2029	CAD1,250,000	906
	Quebec Canada (Province of) 3.10% 12/1/2051	1,000,000	571
			1,477

Mexican pesos 2.08%
	United Mexican States, Series M, 8.00% 7/31/2053	MXN28,600,000	1,041

Brazilian reais 1.96%
	Brazil (Federative Republic of) 0% 4/1/2025	BRL2,892,000	454
	Brazil (Federative Republic of) 10.00% 1/1/2031	3,000,000	387
	Brazil (Federative Republic of) 6.00% 8/15/2050	1,017,709	138
			979

Malaysian ringgits 1.42%
	Malaysia (Federation of), Series 0120, 3.422% 9/30/2027	MYR1,910,000	426
	Malaysia (Federation of), Series 0219, 3.885% 8/15/2029	1,250,000	283
			709

Indonesian rupiah 1.08%
	Indonesia (Republic of) 7.50% 4/15/2040	IDR8,414,000,000	542

Thai baht 0.84%
	Thailand (Kingdom of) 3.45% 6/17/2043	THB12,930,000	421

Capital Group Fixed Income ETF Trust	40

Capital Group International Bond ETF (USD-Hedged)  (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Polish zloty 0.75%
	Poland (Republic of), Series 1029, 2.75% 10/25/2029	PLN1,750,000	$376

Singapore dollars 0.64%
	Singapore (Republic of) 3.375% 9/1/2033	SGD420,000	320

Turkish lira 0.10%
	Turkey (Republic of), Series 5Y, 12.60% 10/1/2025	TRY2,100,000	50

U.S. dollars 17.20%
	Amgen, Inc. 5.65% 3/2/2053	USD75,000	72
	Angola (Republic of) 9.50% 11/12/2025	200,000	201
	Biocon Biologics Global PLC 6.67% 10/9/2029[3]	200,000	192
	BMO Mortgage Trust, Series 2024-5C8, Class AS, 5.94% 12/15/2057[4,5]	45,000	46
	Bristol-Myers Squibb Co. 5.65% 2/22/2064	70,000	67
	BX Trust, Series 2021-SDMF, Class A, (1-month USD CME Term SOFR + 0.703%) 5.101% 9/15/2034[3,4,5]	94,192	94
	BX Trust, Series 2021-ACNT, Class A, (1-month USD CME Term SOFR + 0.964%) 5.362% 11/15/2038[3,4,5]	86,585	87
	CALI Mortgage Trust, Series 24-SUN, Class A, (1-month USD CME Term SOFR + 1.89%) 6.288% 7/15/2041[3,4,5]	100,000	101
	China Oil and Gas Group, Ltd. 4.70% 6/30/2026	220,000	204
	Connecticut Avenue Securities Trust, Series 2024-R02, Class 1M1, (30-day Average USD-SOFR + 1.10%) 5.669% 2/25/2044[3,4,5]	72,220	72
	Ecopetrol SA 8.625% 1/19/2029	200,000	212
	EquipmentShare, Series 2024-2M, Class A, 5.70% 12/20/2032[3,4]	100,000	100
	Eskom Holdings SOC, Ltd. 7.125% 2/11/2025	200,000	200
	Export Import Bank of Thailand 5.354% 5/16/2029	250,000	253
	Freddie Mac Pool #SD8453 5.50% 8/1/2054[4]	1,475,577	1,457
	Freddie Mac Pool #QX1414 5.50% 12/1/2054[4]	564,267	557
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1B, (30-day Average USD-SOFR + 3.70%) 8.269% 9/25/2042[3,4,5]	100,000	106
	Kasikornbank PCL (Hong Kong Branch) 3.343% 10/2/2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 10/2/2026)[1]	200,000	192
	Korea Gas Corp. 5.00% 7/8/2029[3]	200,000	200
	MTN (Mauritius) Investments, Ltd. 6.50% 10/13/2026	200,000	202
	Oleoducto Central SA 4.00% 7/14/2027[3]	200,000	189
	Petroleos Mexicanos 4.25% 1/15/2025	100,000	100
	Petroleos Mexicanos 6.875% 10/16/2025	150,000	150
	Petroleos Mexicanos 6.875% 8/4/2026	250,000	246
	Petroleos Mexicanos 6.70% 2/16/2032	100,000	87
	Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053	70,000	66
	San Miguel Global Power Holdings Corp. 8.75% perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 7.732% on 9/12/2029)[1]	200,000	208
	Sands China, Ltd. 5.40% 8/8/2028	200,000	198
	Santander Drive Auto Receivables Trust, Series 2024-4, Class A2, 5.41% 7/15/2027[4]	226,525	227
	Sasol Financing USA, LLC 4.375% 9/18/2026	200,000	192
	SMRC Automotive Holdings Netherlands BV 5.625% 7/11/2029[3]	200,000	200
	Stillwater Mining Co. 4.00% 11/16/2026[2]	200,000	190
	Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/1/2026	150,000	144
	Uniform Mortgage-Backed Security 5.00% 1/1/2055[4]	1,550,000	1,496
	UnitedHealth Group, Inc. 5.15% 7/15/2034	102,000	101
	Verus Securitization Trust, Series 2024-9, Class A1, 5.493% 11/25/2069[3,4,5]	100,000	100
	Wingspire Equipment Finance, LLC, Series 2024-1A, Class A2, 4.99% 9/20/2032[3,4]	100,000	100
			8,609

41	Capital Group Fixed Income ETF Trust

Capital Group International Bond ETF (USD-Hedged)  (continued)
Short-term securities 7.96%		Shares	Value (000)
Money market investments 7.56%
Capital Group Central Cash Fund 4.50%[6,7]		37,802	$3,781
	Weighted average yield at acquistion	Principal amount (000)
Bills & notes of governments & government agencies outside the U.S. 0.40%
Egypt (Arab Republic of) 3/18/2025	29.271%	EGP10,825,000	202
Total Investments 100.28% (cost: $51,370,000)			50,193
Other assets less liabilities (0.28)%			(140)
Net Assets 100.00%			$50,053
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 12/31/2024 (000)
3 Month SONIA Index Futures	Long	24	3/17/2026	USD5,755	$— [8]
2 Year Euro-Schatz Futures	Short	43	3/6/2025	(4,600)	14
2 Year U.S. Treasury Note Futures	Short	9	3/31/2025	(1,851)	(2)
3 Year Australian Treasury Bond Futures	Long	13	3/17/2025	1,380	(2)
5 Year Euro-Bobl Futures	Long	12	3/6/2025	1,414	(18)
5 Year U.S. Treasury Note Futures	Long	38	3/31/2025	4,040	2
10 Year Australian Treasury Bond Futures	Long	8	3/17/2025	903	(8)
10 Year Euro-Bund Futures	Long	5	3/6/2025	667	(17)
10 Year Italy Government Bond Futures	Long	2	3/6/2025	240	(5)
10 Year Japanese Government Bond Futures	Short	3	3/13/2025	(425,700)	11
10 Year UK Gilt Futures	Long	23	3/27/2025	2,125	(68)
10 Year Ultra U.S. Treasury Note Futures	Long	2	3/20/2025	223	— [8]
30 Year Euro-Buxl Futures	Short	8	3/6/2025	(1,061)	69
30 Year Ultra U.S. Treasury Bond Futures	Short	14	3/20/2025	(1,665)	55
					$31
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 12/31/2024 (000)
Currency purchased (000)		Currency sold (000)
USD	491	BRL	2,725	Standard Chartered Bank	1/6/2025	$50
BRL	2,725	USD	448	BNP Paribas	1/6/2025	(7)
USD	424	BRL	2,480	JPMorgan Chase Bank	1/10/2025	23
USD	3,761	KRW	5,242,596	HSBC Bank	1/10/2025	211
USD	361	IDR	5,750,000	Citibank	1/10/2025	5
USD	71	KRW	99,630	JPMorgan Chase Bank	1/10/2025	3
BRL	370	USD	61	Citibank	1/10/2025	(1)
BRL	1,387	USD	224	HSBC Bank	1/10/2025	— [8]
BRL	1,413	USD	230	BNP Paribas	1/10/2025	(2)
USD	4,423	EUR	4,190	HSBC Bank	1/14/2025	81
USD	719	JPY	109,000	JPMorgan Chase Bank	1/14/2025	26
EUR	275	USD	285	HSBC Bank	1/14/2025	— [8]
USD	395	THB	13,400	Citibank	1/15/2025	2

Capital Group Fixed Income ETF Trust	42

Capital Group International Bond ETF (USD-Hedged)  (continued)
Forward currency contracts (continued)

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 12/31/2024 (000)
Currency purchased (000)		Currency sold (000)
USD	390	PLN	1,590	Citibank	1/15/2025	$6
USD	36	THB	1,220	Barclays Bank PLC	1/15/2025	— [8]
USD	4,870	EUR	4,630	JPMorgan Chase Bank	1/17/2025	72
USD	1,435	JPY	217,070	Morgan Stanley	1/17/2025	54
USD	1,278	CAD	1,809	Morgan Stanley	1/17/2025	19
USD	719	MYR	3,200	Standard Chartered Bank	1/17/2025	4
USD	245	CAD	350	HSBC Bank	1/17/2025	1
USD	328	SGD	440	Standard Chartered Bank	1/23/2025	5
USD	6,358	EUR	6,036	Goldman Sachs	1/23/2025	100
USD	4,195	GBP	3,303	Morgan Stanley	1/23/2025	60
USD	50	GBP	40	Morgan Stanley	1/23/2025	— [8]
USD	52	EUR	50	Barclays Bank PLC	1/23/2025	1
GBP	50	USD	63	Citibank	1/23/2025	— [8]
USD	1,287	NZD	2,230	HSBC Bank	1/24/2025	39
USD	1,124	CNH	8,180	Citibank	1/24/2025	9
USD	2,018	AUD	3,170	Citibank	1/24/2025	56
CNH	590	USD	81	BNP Paribas	1/24/2025	— [8]
NZD	712	USD	401	UBS AG	1/24/2025	(2)
NZD	1,428	USD	808	UBS AG	1/24/2025	(9)
NZD	90	USD	51	Standard Chartered Bank	1/24/2025	(1)
USD	109	CNH	800	Citibank	1/24/2025	— [8]
USD	4,563	JPY	699,420	HSBC Bank	1/27/2025	107
USD	897	MXN	18,277	UBS AG	1/27/2025	24
USD	444	BRL	2,725	BNP Paribas	2/24/2025	7
USD	490	BRL	2,750	Standard Chartered Bank	4/4/2025	51
						$994
Swap contracts

Interest rate swaps
Bilateral interest rate swaps
Receive		Pay		Counterparty	Expiration date	Notional amount (000)	Value at 12/31/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2024 (000)
Rate	Payment frequency	Rate	Payment frequency
11.91%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/4/2027	BRL6,400	$(72)	$—	$(72)
Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 12/31/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2024 (000)
CDX.NA.HY.S43	5.00%	Quarterly	12/20/2029	USD1,075	$(83)	$(80)	$(3)

43	Capital Group Fixed Income ETF Trust

Capital Group International Bond ETF (USD-Hedged)  (continued)
Investments in affiliates7

	Value at 6/25/2024[9] (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2024 (000)	Dividend or interest income (000)
Short-term securities 7.56%
Money market investments 7.56%
Capital Group Central Cash Fund 4.50% [6]	$—	$53,215	$49,435	$1	$— [8]	$3,781	$105
Restricted securities2

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Stillwater Mining Co. 4.00% 11/16/2026	6/25/2024	$187	$190	.39%
McDonald’s Corp. 0.25% 10/4/2028	6/25/2024	96	94.19
		$283	$284	.58%

[1]	Step bond; coupon rate may change at a later date.
[2]
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $284,000, which represented 0.58% of the net assets of the fund.

[3]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,541,000, which represented
3.08% of the net assets of the fund.

[4]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[5]
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[6]	Rate represents the seven-day yield at 12/31/2024.
[7]	Part of the same "group of investment companies" as the fund as defined under the Investment Company Act of 1940, as amended.
[8]	Amount less than one thousand.
[9]	Commencement of operations.

Key to abbreviation(s)
AUD = Australian dollars
BRL = Brazilian reais
BZDIOVER = Overnight Brazilian Interbank Deposit Rate
CAD = Canadian dollars
CME = CME Group
CNH = Chinese yuan renminbi
DAC = Designated Activity Company
EGP = Egyptian pounds
EUR = Euros
EURIBOR = Euro Interbank Offered Rate
GBP = British pounds
ICE = Intercontinental Exchange, Inc.
IDR = Indonesian rupiah

JPY = Japanese yen
KRW = South Korean won
MXN = Mexican pesos
MYR = Malaysian ringgits
NZD = New Zealand dollars
PLN = Polish zloty
SGD = Singapore dollars
SOFR = Secured Overnight Financing Rate
SONIA = Sterling Overnight Interbank Average Rate
THB = Thai baht
TRY = Turkish lira
USD = U.S. dollars
Refer to the notes to financial statements.

Capital Group Fixed Income ETF Trust	44

Capital Group Municipal Income ETF
Investment portfolio December 31, 2024

Bonds, notes & other debt instruments 96.20%	Principal amount (000)	Value (000)
Alabama 4.24%
City of Birmingham, Water Works Board, Rev. Anticipation Bonds, Series 2024, 3.75% 9/1/2026[1]	USD 2,035	$2,016
Black Belt Energy Gas Dist., Gas Project Rev. Bonds, Series 2023-C, 5.50% 10/1/2054 (put 6/1/2032)	1,000	1,084
Black Belt Energy Gas Dist., Gas Project Rev. Bonds, Series 2024-C, 5.00% 5/1/2055 (put 7/1/2031)	7,065	7,465
Black Belt Energy Gas Dist., Gas Project Rev. Bonds, Series 2024-B, 5.00% 10/1/2055 (put 9/1/2032)	2,540	2,680
Black Belt Energy Gas Dist., Gas Project Rev. Bonds (BP P.L.C), Series 2024-D, 5.00% 3/1/2055 (put 11/1/2034)	7,345	7,801
Black Belt Energy Gas Dist., Gas Project Rev. Bonds (Project No. 7), Series 2021-C-1, 4.00% 10/1/2052 (put 12/1/2026)	1,000	1,000
Black Belt Energy Gas Dist., Gas Project Rev. Bonds (Project No. 8), Series 2022-A, 4.00% 12/1/2052 (put 12/1/2029)	4,750	4,707
Black Belt Energy Gas Dist., Gas Project Rev. Ref. Bonds, Series 2023-D-1, 5.50% 6/1/2049 (put 2/1/2029)	1,400	1,480
Black Belt Energy Gas Dist., Gas Supply Rev. Bonds, Series 2021-A, 4.00% 6/1/2051 (put 12/1/2031)	7,500	7,505
Black Belt Energy Gas Dist., Gas Supply Rev. Bonds, Series 2022-F, 5.50% 11/1/2053 (put 12/1/2028)	750	789
Black Belt Energy Gas Dist., Gas Supply Rev. Bonds, Series 2023-B, 5.25% 12/1/2053 (put 12/1/2026)	12,285	13,156
Energy Southeast, Energy Supply Rev. Bonds (A Cooperative Dist.), Series 2023-A-1, 5.50% 11/1/2053 (put 1/1/2031)	2,010	2,169
Energy Southeast, Energy Supply Rev. Bonds (A Cooperative Dist.), Series 2024-B, 5.25% 7/1/2054 (put 6/1/2032)	10,655	11,505
City of Homewood, Educational Building Auth., Rev. Bonds (CHF - Horizons II, LLC, Student Housing & Parking Project at Samford University), Series 2024-C, 5.50% 10/1/2049	2,500	2,636
Housing Fin. Auth., Collateralized Single Family Mortgage Rev. Bonds, Series 2024-C, 5.75% 4/1/2055	4,185	4,505
Housing Fin. Auth., Multi Family Housing Rev. Bonds (Cooper Green Homes Project), Series 2024-C, 5.00% 2/1/2029 (put 2/1/2028)	260	271
County of Jefferson, Sewer Rev. Warrants, Series 2024, 5.00% 10/1/2035	3,000	3,288
County of Jefferson, Sewer Rev. Warrants, Series 2024, 5.00% 10/1/2039	6,445	7,001
County of Jefferson, Sewer Rev. Warrants, Series 2024, 5.25% 10/1/2041	1,885	2,068
County of Jefferson, Sewer Rev. Warrants, Series 2024, 5.25% 10/1/2044	655	711
County of Mobile Industrial Dev. Auth., Solid Waste Disposal Rev. Bonds (AM/NS Calvert, LLC Project), Series 2024-A, AMT, 5.00% 6/1/2054	2,025	2,056
City of Prattville, Industrial Dev. Board, Pollution Control Rev. Ref. Bonds (Union Camp Corp. Project), Series 1998, 5.30% 9/1/2028	1,250	1,325
City of Prattville, Industrial Dev. Board, Recovery Zone Fac. Rev. Ref. Bonds (International Paper Co. Project), Series 2019-C, 3.45% 11/1/2033 (put 10/1/2031)	1,500	1,481
Public Educational Building Auth. of Jacksonville, Higher Educational Facs. Rev. Bonds (JSU Foundation Project), Series 2024-A, BAM insured, 5.00% 8/1/2036	1,000	1,093
South East Gas Supply Dist., Gas Supply Rev. Ref. Bonds (Project No. 2), Series 2024-B, 5.00% 6/1/2049 (put 5/1/2032)	10,090	10,736
Southeast Energy Auth., Commodity Supply Rev. Bonds (Project No. 2), Series 2021-B-1, 4.00% 12/1/2051 (put 12/1/2031)	2,500	2,488
Southeast Energy Auth., Commodity Supply Rev. Bonds (Project No. 4), Series 2022-B-1, 5.00% 5/1/2053 (put 8/1/2028)	2,500	2,583
Southeast Energy Auth., Cooperative Dist. Energy Supply Rev. Bonds, Series 2024-C, 5.00% 11/1/2055 (put 11/1/2032)	4,975	5,292
Stadium Trace Village Improvement Dist., Dev. Incentive Anticipation Bonds, Series 2021, 3.625% 3/1/2036	1,145	1,030
Board of Trustees of the University of Alabama, General Rev. Bonds, Series 2019-C, 5.00% 7/1/2025	1,160	1,171
		113,092
Alaska 0.17%
Housing Fin. Corp., State Capital Project Bonds, Series 2015-A, 4.00% 12/1/2030 (preref. 6/15/2025)	1,500	1,506
Industrial Dev. and Export Auth., Power Rev. Ref. Bonds, Series 2015, AMT, 5.00% 1/1/2034	1,400	1,403
International Airport System, Rev. Ref. Bonds, Series 2021-C, AMT, 5.00% 10/1/2026	1,455	1,491
		4,400
Arizona 1.69%
City of Glendale, Senior Excise Tax Rev. and Ref. Obligations, Series 2024, 5.00% 7/1/2038	1,250	1,413
Industrial Dev. Auth., Charter School Rev. Bonds (Equitable School Revolving Fund), Series 2023-A, 5.00% 11/1/2028	950	1,003
Industrial Dev. Auth., Charter School Social Rev. Bonds (Equitable School Revolving Fund), Series 2021-A, 4.00% 11/1/2040	500	493
Industrial Dev. Auth., Education Fac. Rev. Bonds (KIPP NYC Public Charter Schools - Macombs Fac. Project), Series 2021-A, 4.00% 7/1/2036	310	298
Industrial Dev. Auth., Education Rev. Bonds (Academies of Math & Science Projects), Series 2019, 4.00% 7/1/2029[1]	165	163

45	Capital Group Fixed Income ETF Trust

Capital Group Municipal Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Arizona (continued)
Industrial Dev. Auth., Education Rev. Bonds (Academies of Math & Science Projects), Series 2018-A, 5.00% 7/1/2048	USD 750	$752
Industrial Dev. Auth., Education Rev. Bonds (Pinecrest Academy of Northern Nevada Project), Series 2022-A, 4.50% 7/15/2029[1]	1,500	1,445
Industrial Dev. Auth., Education Rev. Bonds (Somerset Academy of Las Vegas - Aliante and Skye Canyon Campus Projects), Series 2021-A, 3.00% 12/15/2031[1]	210	193
Industrial Dev. Auth., Education Rev. Ref. Bonds (Doral Academy of Northern Nevada Project), Series 2021-A, 4.00% 7/15/2029[1]	200	199
Industrial Dev. Auth., Education Rev. Ref. Bonds (Doral Academy of Northern Nevada Project), Series 2021-A, 4.00% 7/15/2030[1]	200	199
Industrial Dev. Auth., Multi Family Housing (The Ranches at Gunsmoke Project), Series 2024, 5.00% 3/1/2058 (put 11/1/2026)	1,940	1,993
Industrial Dev. Auth., Multi Family Housing Rev. Bonds (The Acacia At Youngtown Phase II Project), Series 2024, 5.00% 11/1/2058 (put 7/1/2027)	3,885	3,996
Industrial Dev. Auth., Multi Family Housing Rev. Bonds (The Acacia At Youngtown Phase II Project), Series 2024, 5.00% 11/1/2058 (put 7/1/2027)	1,895	1,949
Industrial Dev. Auth., Municipal Certs., Series 2019-2, Class A, 3.625% 5/20/2033	1,131	1,072
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Legacy Traditional Schools Projects), Series 2021-B, 3.50% 7/1/2044[1,2]	1,000	803
County of Maricopa, Industrial Dev. Auth., Facs. Rev. Bonds (Commercial Metals Co. Project), Series 2022, AMT, 4.00% 10/15/2047[1]	1,500	1,308
County of Maricopa, Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Honor Health), Series 2024-D, 5.00% 12/1/2041	1,000	1,093
County of Maricopa, Industrial Dev. Auth., Rev. Bonds (Banner Health), Series 2016-A, 5.00% 1/1/2038	1,750	1,786
County of Maricopa, Pollution Control Rev. Ref. Bonds (El Paso Electric Co. Palo Verde Project), Series 2009-A, 3.60% 2/1/2040	750	671
Maricopa County Pollution Control Corp., Pollution Control Rev. Ref. Bonds (Palo Verde Project), Series 2009-B, 3.60% 4/1/2040	2,140	1,914
Maricopa County Pollution Control Corp., Pollution Control Rev. Ref. Bonds (Southern California Edison Co.), Series 2000-A, 2.40% 6/1/2035	2,500	2,053
Maricopa County Pollution Control Corp., Pollution Control Rev. Ref. Bonds (Southern California Edison Co.), Series 2000-B, 2.40% 6/1/2035	5,845	4,800
City of Phoenix, Civic Improvement Corp., Airport Rev. Bonds, Series 2019-B, AMT, 5.00% 7/1/2026	3,500	3,585
City of Phoenix, Industrial Dev. Auth., Health Care Facs. Rev. Bonds (Mayo Clinic), Series 2014-B, 3.90% 11/15/2052[3]	1,810	1,810
City of Phoenix Civic Improvement Corp., Wastewater System Rev. Ref. Bonds, Series 2016, 5.00% 7/1/2028	1,035	1,065
City of Sierra Vista, Industrial Dev. Auth., Education Fac. Rev. Bonds (American Leadership Academy Project), Series 2024, 5.00% 6/15/2034[1]	2,310	2,376
City of Sierra Vista, Industrial Dev. Auth., Education Fac. Rev. Bonds (American Leadership Academy Project), Series 2024, 5.00% 6/15/2044[1]	1,500	1,495
City of Sierra Vista, Industrial Dev. Auth., Education Fac. Rev. Bonds (American Leadership Academy Project), Series 2024, 5.00% 6/15/2054[1]	1,000	971
Board of Regents of the Arizona State University System, Rev. Bonds, Series 2024-A, 5.00% 8/1/2042	1,000	1,099
Transportation Board, Highway Rev. and Rev. Ref. Bonds, Series 2023, 5.00% 7/1/2026	1,000	1,030
Board of Regents of the University of Arizona, System Rev. and Rev. Ref. Bonds, Series 2021-A, 5.00% 6/1/2043	1,000	1,071
Board of Regents of the University of Arizona, System Rev. Bonds, Series 2019-A, 5.00% 6/1/2042	1,000	1,051
		45,149
Arkansas 0.31%
Dev. Fin. Auth., Industrial Dev. Rev. Bonds (Big River Steel Project), Series 2019, AMT, 4.50% 9/1/2049[1]	8,655	8,367
California 9.17%
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2021-B-1, 4.00% 2/1/2052 (put 8/1/2031)	4,000	3,999
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2023-E-1, 5.00% 2/1/2054 (put 3/1/2031)	850	902
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2024-A, 5.00% 5/1/2054 (put 4/1/2032)	2,500	2,663
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2023-F, 5.50% 10/1/2054 (put 11/1/2030)	645	702

Capital Group Fixed Income ETF Trust	46

Capital Group Municipal Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2023-G, 5.25% 11/1/2054 (put 4/1/2030)	USD 1,000	$1,059
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2024-B, 5.00% 1/1/2055 (put 12/1/2032)	2,900	3,060
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2024-E, 5.00% 2/1/2055 (put 9/1/2032)	3,815	4,075
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2024-F, 5.00% 2/1/2055 (put 11/1/2032)	4,730	5,045
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2024-C, 5.00% 8/1/2055 (put 10/1/2032)	5,765	6,113
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2024-G, 5.00% 11/1/2055 (put 8/1/2032)	5,000	5,267
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2024-H, 5.00% 1/1/2056 (put 8/1/2033)	1,815	1,980
CSCDA Community Improvement Auth., Essential Housing Rev. Social Bonds (Westgate Phase 1 - Pasadena), Series 2021-A-1, 3.00% 6/1/2047[1]	600	411
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Acacia On Santa Rosa Creek), Series 2021-B, 4.00% 10/1/2046[1]	1,000	784
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Millennium South Bay - Hawthorne), Series 2021-A-1, 3.375% 7/1/2043[1]	450	363
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Parallel-Anaheim), Series 2021-A, 4.00% 8/1/2056[1]	2,715	2,378
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Pasadena Portfolio), Series 2021-A-1, 2.65% 12/1/2046[1]	1,020	783
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Union South Bay), Series 2021-A-1, 3.10% 7/1/2045[1]	500	421
Davis Joint Unified School Dist., G.O Bonds, 2018 Election, Series 2020, BAM insured, 3.00% 8/1/2034	750	711
East County Advanced Water Purification JT Powers Auth. Green Bonds, Series 2024-A-1, 3.125% 9/1/2026	5,000	4,998
Educational Facs. Auth., Rev. Bonds (Saint Mary’s College of California), Series 2023-A, 5.00% 10/1/2038	525	554
Escondido Union High School Dist., G.O. Bonds, Capital Appreciation Bonds, 2008 Election, Series 2009-A, Assured Guaranty insured, 0% 8/1/2028	500	447
City of Fairfield, Community Facs. Dist. No. 2023-1 (One Lake Planning Area 5), Improvement Area No. 1, Special Tax Bonds, Series 2024-A, 5.00% 9/1/2039	3,885	4,032
City of Fontana, Community Facs. Dist. No. 109 (Narra Hills), Special Tax Bonds, Series 2024, 5.00% 9/1/2029	500	525
City of Fontana, Community Facs. Dist. No. 109 (Narra Hills), Special Tax Bonds, Series 2024, 5.00% 9/1/2031	495	529
Freddie Mac, Multi Family Mortgage Green Bonds, Series 2023, Class ACA, 2.25% 9/25/2037	1,230	990
Fremont Unified School Dist., G.O. Bonds, 2014 Election, Series 2021-D, 3.00% 8/1/2033	1,600	1,547
G.O. Bonds, Series 2022, 4.00% 4/1/2032	1,000	1,132
G.O. Bonds., Series 2024, 5.00% 9/1/2041	2,000	2,245
G.O. Rev. Ref. Bonds, Series 2019, 5.00% 4/1/2027	7,000	7,328
G.O. Rev. Ref. Bonds, Series 2023, 5.00% 9/1/2027	4,250	4,485
G.O. Rev. Ref. Bonds, Series 2021, 5.00% 10/1/2027	6,500	6,871
G.O. Rev. Ref. Bonds, Series 2021, 5.00% 12/1/2028	5,000	5,392
G.O. Rev. Ref. Bonds, Series 2020, 5.00% 11/1/2030	4,360	4,847
G.O. Rev. Ref. Bonds, Series 2019, 5.00% 2032	500	566
G.O. Rev. Ref. Bonds, Series 2023, 5.00% 9/1/2032	1,000	1,137
G.O. Rev. Ref. Bonds, Series 2015-C, 5.00% 8/1/2033	2,000	2,003
G.O. Rev. Ref. Bonds, Series 2019, 3.00% 10/1/2037	500	469
Glendale Community College Dist., G.O. Bonds, Capital Appreciation Bonds, 2016 Election, Series 2020-B, 0% 8/1/2041	2,150	1,082
Glendale Community College Dist., G.O. Rev. Ref. Bonds, Capital Appreciation Bonds, 2016 Election, Series 2020-B, 0% 8/1/2032	500	379
Glendale Community College Dist., G.O. Rev. Ref. Bonds, Capital Appreciation Bonds, 2016 Election, Series 2020-B, 0% 8/1/2036	1,000	637
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Capital Appreciation Bonds, Series 2005-A, Assured Guaranty Municipal insured, 0% 6/1/2025 (escrowed to maturity)	3,000	2,961
Grossmont Union High School Dist., G.O. Bonds, Capital Appreciation Bonds, 2004 Election, Series 2008, 0% 8/1/2032	4,000	3,112
Health Facs. Fncg. Auth., Rev. Bonds (Adventist Health System/West), Series 2024-A, 5.25% 12/1/2040	750	822
Health Facs. Fncg. Auth., Rev. Bonds (Cedars-Sinai Medical Center), Series 2021-A, 3.00% 8/15/2051	500	400
Health Facs. Fncg. Auth., Rev. Bonds (Children’s Hospital of Orange County), Series 2021-A, 3.00% 11/1/2038	635	581
Health Facs. Fncg. Auth., Rev. Bonds (Episcopal Communities & Services), Series 2024-B, 5.00% 11/15/2038	430	452

47	Capital Group Fixed Income ETF Trust

Capital Group Municipal Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
Housing Fin. Agcy., Municipal Certs., Series 2019-A-1, 4.25% 1/15/2035	USD 2,291	$2,337
Housing Fin. Agcy., Municipal Certs., Series 2021-A-1, 3.50% 11/20/2035	943	899
Housing Fin. Agcy., Municipal Certs., Series 2021-A-3, 3.25% 8/20/2036	6,161	5,700
Housing Fin. Agcy., Municipal Certs., Series 2023-1, Class A, 4.375% 9/20/2036	1,778	1,820
Infrastructure and Econ. Dev. Bank, Rev. Bonds (WFCS Portfolio Projects), Series 2021-A-1, 5.00% 1/1/2056[1]	500	490
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2019-A, 5.00% 9/1/2035	1,245	1,322
City of Jurupa, Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2020-A, BAM insured, 4.00% 9/1/2031	1,890	1,967
City of Long Beach, Harbor Rev. Bonds, Series 2015-C, AMT, 5.00% 5/15/2026	720	724
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2019-D, AMT, 5.00% 5/15/2026	495	507
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2018-A, AMT, 5.00% 5/15/2037	1,000	1,030
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2019-F, AMT, 5.00% 5/15/2039	1,000	1,037
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2022-C, 5.00% 7/1/2042	1,000	1,103
City of Los Angeles, Harbor Dept., Rev. Ref. Green Bonds, Series 2024-A-2, AMT, 5.00% 8/1/2037	360	391
County of Los Angeles, Community Facs. Dist. No. 2021-01 (Valencia Facs.), Improvement Area No. 2, Special Tax Bonds, Series 2024, 5.00% 9/1/2034	400	430
Los Angeles Community College Dist., G.O. Bonds, 2016 Election, Series 2022-C-1, 5.00% 8/1/2026	10,000	10,369
Monrovia Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 1997 Election, Series 2001-B, National insured, 0% 8/1/2032	750	574
Municipal Fin. Auth., Educational Rev. Bonds (American Heritage Education Foundation Project), Series 2016-A, 5.00% 6/1/2036	180	182
Municipal Fin. Auth., Multi Family Housing Rev. Bonds (Gibson Drive Apartments Project), Series 2024-B, 3.75% 6/1/2028 (put 6/1/2027)	140	142
Municipal Fin. Auth., Rev. Ref. Bonds (Biola University), Series 2017, 5.00% 10/1/2030	500	516
Municipal Fin. Auth., Rev. Ref. Bonds (HumanGood Obligated Group), Series 2019-A, 4.00% 10/1/2033	2,350	2,343
Municipal Fin. Auth., School Fac. Rev. Bonds (St. Mary’s School - Aliso Viejo), Series 2024-B, 4.65% 5/1/2030	265	267
Municipal Fin. Auth., Solid Waste Disposal Rev. Bonds (Republic Services, Inc. Project), Series 2023-A, AMT, 4.375% 9/1/2053 (put 9/1/2033)	1,250	1,280
Municipal Fin. Auth., Solid Waste Disposal Rev. Bonds (Republic Services, Inc. Project), Series 2024-A, AMT, 3.875% 3/1/2054 (put 3/1/2034)	5,000	4,964
Municipal Fin. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2019-A, AMT, 2.40% 10/1/2044 (put 10/1/2029)	1,865	1,739
Municipal Fin. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2024-A, AMT, 4.125% 11/1/2046 (put 3/3/2025)	725	725
Municipal Fin. Auth., Special Fac. Rev. Bonds (United Airlines, Inc. Los Angeles International Airport Project), Series 2019, AMT, 4.00% 7/15/2029	1,000	985
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2024-D, 5.00% 9/1/2039	1,000	1,042
Murrieta Valley Unified School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, 5.00% 9/1/2026	1,795	1,848
Napa Valley Community College Dist., G.O. Bonds, Capital Appreciation Bonds, 2002 Election, Series 2005-B, 0% 8/1/2026	3,755	3,575
Newport-Mesa Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 2005 Election, Series 2011, 0% 8/1/2033	700	529
Northern California Energy Auth. Commodity Supply Rev. Ref. Bonds, Series 2024, 5.00% 12/1/2054 (put 8/1/2030)	4,000	4,222
Oakland Unified School Dist., G.O. Bonds, 2012 Election, Series 2019-A, Assured Guaranty Municipal insured, 4.00% 8/1/2034	1,000	1,013
County of Orange, Community Facs. Dist. No. 2023-1 (Rienda Phase 2B), Special Tax Bonds, Series 2023-A, 5.50% 8/15/2038	450	483
Palo Alto Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 2008 Election, Series 2008, 0% 8/1/2032	3,000	2,344
Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Ref. Bonds (Republic Services, Inc. Project), Series 2023, AMT, 4.125% 7/1/2043 (put 8/15/2024)[1]	1,460	1,460
Public Fin. Auth., Senior Living Rev. Bonds (The James), Series 2024-A, 5.875% 6/1/2039[1]	2,335	2,270
Public Works Board, Lease Rev. Bonds (Dept. of General Services, May Lee State Office Complex), Series 2024-A, 5.00% 4/1/2041	820	921
Public Works Board, Lease Rev. Ref. Bonds (Various Capital Projects), Series 2024-C, 5.00% 9/1/2034	1,500	1,741
Public Works Board, Lease Rev. Ref. Bonds (Various Capital Projects), Series 2023-C, 5.00% 9/1/2035	3,790	4,327
Public Works Board, Lease Rev. Ref. Bonds (Various Capital Projects), Series 2022-C, 5.00% 8/1/2036	1,785	1,976
Public Works Board, Lease Rev. Ref. Bonds (Various Capital Projects), Series 2021-B, 4.00% 5/1/2041	1,405	1,418
Rialto Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 2022 Election, Series 2023, BAM insured, 0% 8/1/2028	115	102

Capital Group Fixed Income ETF Trust	48

Capital Group Municipal Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
Rialto Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 2022 Election, Series 2023, BAM insured, 0% 8/1/2029	USD 140	$120
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2023-1 (Public Facs.), Special Tax Bonds, Series 2024, 4.50% 9/1/2044	215	212
City of Roseville, Creekview Community Facs. Dist. No. 1 (Public Facs.) Improvement Area No. 2, Special Tax Bonds, Series 2024, 5.00% 9/1/2044	1,420	1,479
Rowland Unified School Dist., G.O. Bonds, 2006 Election, Capital Appreciation Bonds, Series 2009-B, 0% 8/1/2034	500	344
City of Sacramento, Community Drainage Facs. Dist. No. 97-1 (North Natomas), Special Tax Bonds, Series 2015, 5.00% 9/1/2028	1,000	1,011
City of Sacramento, Community Drainage Facs. Dist. No. 97-1 (North Natomas), Special Tax Bonds, Series 2015, 5.00% 9/1/2035	2,890	2,919
City of Sacramento, Community Facs. Dist. No. 2018-03 (Greenbriar), Improvement Area No. 2, Special Tax Bonds, Series 2024, 5.00% 9/1/2032	1,070	1,127
City of Sacramento, Community Facs. Dist. No. 2018-03 (Greenbriar), Improvement Area No. 2, Special Tax Bonds, Series 2024, 5.00% 9/1/2034	515	545
City of Sacramento, Community Facs. Dist. No. 2019-01 (Delta Shores), Improvement Area No. 1, Special Tax Bonds, Series 2024, 5.00% 9/1/2040	1,920	2,027
San Diego Unified School Dist., G.O. Dedicated Unlimited Ad Valorem Property Tax Bonds, Capital Appreciation Bonds, 2008 Election, Series 2012-E, 0% 7/1/2034	750	540
City and County of San Francisco, Airport Commission, San Francisco International Airport, Rev. Ref. Bonds, Series 2023-C, AMT, 5.00% 5/1/2033	1,000	1,093
City and County of San Francisco, Airport Commission, San Francisco International Airport, Rev. Ref. Bonds, Series 2021-A-2, AMT, 5.00% 5/1/2036	6,985	7,430
City and County of San Francisco, Airport Commission, San Francisco International Airport, Rev. Ref. Bonds, Series 2024-A-2, AMT, 5.00% 5/1/2036	3,660	3,985
City and County of San Francisco, Airport Commission, San Francisco International Airport, Rev. Ref. Bonds, Series 2019-A-2, AMT, 5.00% 5/1/2044	500	511
City and County of San Francisco, Community Facs. Dist. No. 2016-1 (Treasure Island), Improvement Area No. 2, Special Tax Bonds, Series 2023-A, 5.00% 9/1/2033[1]	800	864
City and County of San Francisco, Community Facs. Dist. No. 2016-1 (Treasure Island), Improvement Area No. 2, Special Tax Bonds, Series 2023-A, 5.00% 9/1/2038[1]	710	752
City and County of San Francisco, Special Tax Dist. No. 2020-1 (Mission Rock Facs. and Services), Shoreline Special Tax Bonds, Series 2023-C, 5.25% 9/1/2038[1]	875	944
San Francisco Community College Dist., G.O. Bonds, 2020 Election, Series 2020-A, 3.00% 6/15/2045	1,000	807
San Jacinto Unified School Dist., G.O. Bonds, 2016 Election, Series 2022, 4.00% 8/1/2043	1,105	1,120
City of San Jose, Airport Rev. Ref. Bonds, Series 2017-A, AMT, 5.00% 3/1/2041	1,500	1,517
City of San Jose, Multi Family Housing Rev. Bonds (Parkmoor), Series 2023-F-2, 5.00% 6/1/2027 (put 6/1/2026)	215	220
San Mateo Community College Dist., G.O. Bonds, Capital Appreciation Bonds, 2005 Election, Series 2006-B, National insured, 0% 9/1/2031	7,500	6,040
School Fin. Auth., Educational Fac. Rev. Bonds (River Springs Charter School Project), Series 2015-A, 6.375% 7/1/2046 (preref. 7/1/2025)[1]	1,960	1,991
Statewide Communities Dev. Auth., Multi Family Housing Rev. Bonds (Vintage at Folsom), Series 2024-E-2, 5.00% 10/1/2028 (put 10/1/2027)	55	57
Statewide Communities Dev. Auth., Rev. Bonds (Kaiser Permanente), Series 2004-L, 5.00% 4/1/2038 (put 11/1/2029)	2,000	2,171
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds (CHF-Irvine, LLC - University of California, Irvine East Campus Apartments, Phase I Ref. and Phase IV-B), Series 2021, BAM insured, 5.00% 5/15/2027	500	519
Stockton Unified School Dist., G.O. Bonds, 2018 Election, Series 2021-B, Assured Guaranty Municipal insured, 4.00% 8/1/2040	2,210	2,257
Stockton Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 2008 Election, Series 2011-D, Assured Guaranty Municipal insured, 0% 8/1/2033	1,000	739
Tejon Ranch Public Facs. Fncg. Auth., Community Facs. Dist. No. 2008-1, Special Tax Rev. Ref. Bonds (Tejon Ranch Industrial Complex Public Improvements - East), Series 2024-A, 5.00% 9/1/2042	845	895
Township of Washington, Health Care Dist., 2012 Election, G.O. Bonds, Series 2013-A, 5.00% 8/1/2043	5,125	5,024
Regents of the University of California, General Rev. Bonds, Series 2024-BV, 5.00% 5/15/2041	5,500	6,263
Various Purpose G.O. Rev. Ref. Bonds, Series 2024, 5.00% 8/1/2029	5,080	5,540
Various Purpose G.O. Rev. Ref. Bonds, Series 2024, 5.00% 8/1/2032	5,650	6,418

49	Capital Group Fixed Income ETF Trust

Capital Group Municipal Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
City of Vernon, Electric System Rev. Bonds, Series 2021-A, 5.00% 4/1/2025	USD 750	$753
West Contra Costa Unified School Dist., G.O. Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2010-D-2, Assured Guaranty Municipal insured, 0% 8/1/2036	1,995	1,308
Whittier Union High School Dist., G.O. Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2016, 0% 8/1/2032	750	572
		244,467
Colorado 3.40%
County of Adams, Buffalo Highlands Metropolitan Dist., Limited Tax G.O Rev. Ref. and Improvement Bonds, Series 2018-A, 5.25% 12/1/2038	628	625
County of Adams, The Village at Dry Creek Metropolitan Dist. No. 2, Limited Tax G.O. and Special Rev. Bonds, Series 2019, 4.375% 12/1/2044	500	489
Bridge and Tunnel Enterprise, Infrastructure Rev. Bonds, Series 2024-A, Assured Guaranty Municipal insured, 5.00% 12/1/2041	750	825
City of Brighton, Brighton Crossing Metropolitan Dist. No. 6, Limited Tax G.O. Bonds, Series 2020-A, 5.00% 12/1/2035	530	536
City and County of Broomfield, Baseline Metropolitan Dist. No. 1, Special Rev. Ref. and Improvement Bonds, Series 2024-A, 5.00% 12/1/2032	835	910
City of Centennial, Southglenn Metropolitan Dist., Special Rev. Ref. Bonds, Series 2016, 5.00% 12/1/2030	1,000	1,000
City of Centennial, Southglenn Metropolitan Dist., Special Rev. Ref. Bonds, Series 2016, 5.00% 12/1/2046	1,457	1,391
Certs. of Part., Series 2018-A, 5.00% 12/15/2026	1,870	1,943
Commerce City, Reunion Metropolitan Dist., Special Rev. Bonds, Series 2021-A, 3.625% 12/1/2044	703	530
City and County of Denver, Airport System Rev. Bonds, Series 2022-A, AMT, 5.00% 11/15/2028	1,250	1,314
City and County of Denver, Airport System Rev. Bonds, Series 2022-A, AMT, 5.00% 11/15/2033	12,390	13,387
City and County of Denver, Broadway Park North Metropolitan Dist. No. 2, Limited Tax G.O. Rev. Ref. and Improvement Bonds, Series 2020, 5.00% 12/1/2040[1]	835	812
City and County of Denver, Certs. of Part. (Wellington E. Webb Municipal Office Building), Series 2023, 5.00% 12/1/2025	1,375	1,399
City and County of Denver, Dept. of Aviation, Airport System Rev. Bonds, Series 2018-A, AMT, 5.00% 12/1/2030	1,000	1,074
City and County of Denver, Dept. of Aviation, Airport System Rev. Bonds, Series 2018-A, AMT, 5.00% 12/1/2032	5,000	5,202
City and County of Denver, Park Creek Metropolitan Dist., Limited Property Tax Supported Rev. Ref. Bonds, Series 2015-A, 5.00% 12/1/2045	6,000	6,030
E-470 Public Highway Auth., Rev. Bonds, Series 2024-A, 5.00% 9/1/2040	1,395	1,554
E-470 Public Highway Auth., Rev. Bonds, Capital Appreciation Bonds, Series 2004-A, National insured, 0% 9/1/2027	500	457
County of Eagle, The Village Metropolitan Dist., Special Rev. and Limited Property Tax Rev. Ref. and Improvement Bonds, Series 2020, 5.00% 12/1/2049	1,750	1,764
Educational and Cultural Facs. Auth., Charter School Rev. Bonds (Ascent Classical Academy Charter Schools, Inc. Project), Series 2024, 5.25% 4/1/2039[1]	1,500	1,549
Educational and Cultural Facs. Auth., Charter School Rev. Bonds (Ascent Classical Academy Charter Schools, Inc. Project), Series 2024, 5.50% 4/1/2044[1]	375	386
Health Facs. Auth., Hospital Rev. Bonds (Adventist Health System/Sunbelt Obligated Group), Series 2016-A, 5.00% 11/15/2041	6,000	6,073
Health Facs. Auth., Hospital Rev. Bonds (Sanford), Series 2019-A, 5.00% 11/1/2028	2,065	2,197
Health Facs. Auth., Hospital Rev. Ref. Bonds (Parkview Medical Center, Inc. Project), Series 2015-B, 5.00% 9/1/2029 (preref. 9/1/2025)	1,000	1,012
Health Facs. Auth., Rev. Bonds (CommonSpirit Health), Series 2019-A-1, 4.00% 8/1/2039	1,095	1,070
Health Facs. Auth., Rev. Bonds (Sanford), Series 2019-A, 4.00% 11/1/2039	2,445	2,386
Health Facs. Auth., Rev. Ref. Bonds (Covenant Retirement Communities, Inc.), Series 2015-A, 5.00% 12/1/2035	1,100	1,101
Health Facs. Auth., Rev. Ref. Bonds (Covenant Retirement Communities, Inc.), Series 2018-A, 5.00% 12/1/2043	1,000	1,014
Health Facs. Auth., Rev. Ref. Bonds (Sisters of Charity of Leavenworth Health System), Series 2019-A, 4.00% 1/1/2037	5,000	5,037
Housing and Fin. Auth., Multi Family Housing Rev. Bonds (Wintergreen Ridge Apartments Project), Series 2023, 4.00% 5/1/2041 (put 5/1/2025)	275	275
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2019-C, Class I, 4.25% 5/1/2049	2,075	2,085
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2021-H, Class I, 3.00% 11/1/2051	4,070	3,961
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2021-L, Class I, 3.25% 11/1/2051	4,695	4,605
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2023-I, Class III, 6.00% 5/1/2053	8,290	8,978
Town of Johnstown, Thompson Crossing Metropolitan Dist. No. 4, Limited Tax G.O. Rev. Ref. and Improvement Bonds (Convertible to Unlimited Tax), Series 2019, 5.00% 12/1/2039	500	503
City of Lone Tree, Rampart Range Metropolitan Dist. No. 5, Limited Tax Supported and Special Rev. Bonds, Series 2021, 4.00% 12/1/2036	500	478

Capital Group Fixed Income ETF Trust	50

Capital Group Municipal Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Colorado (continued)
City of Lone Tree, Rampart Range Metropolitan Dist. No. 5, Limited Tax Supported and Special Rev. Bonds, Series 2021, 4.00% 12/1/2051	USD 2,700	$2,287
North Range Metropolitan Dist. No. 2, Limited Tax G.O. and Special Rev. Ref. and Improvement Bonds, Series 2017-A, 5.625% 12/1/2037	625	626
Regional Transportation Dist., Private Activity Bonds (Denver Transit Partners Eagle P3 Project), Series 2020-A, 4.00% 7/15/2033	500	506
Town of Superior, STC Metropolitan Dist. No. 2, Limited Tax G.O. and Special Rev. Ref. and Improvement Bonds, Series 2019-A, 4.00% 12/1/2029	500	493
Talon Pointe Metropolitan Dist., G.O. Rev. Ref. and Improvement Bonds, Series 2019-A, 5.25% 12/1/2039	950	777
Regents of the University of Colorado, University Enterprise Rev. Ref. Bonds, Series 2017-A-2, 4.00% 6/1/2039	1,500	1,502
Town of Windsor, Great Western Metropolitan Dist. No. 5, Limited Tax G.O. Rev. Ref. Bonds, Series 2020, 4.75% 12/1/2050	500	456
		90,599
Connecticut 0.23%
City of Bridgeport, Steel Point Infrastructure Improvement Dist., Special Obligation Rev. Bonds (Steelpointe Harbor Project), Series 2021, 4.00% 4/1/2031[1]	400	398
Health and Educational Facs. Auth., Rev. Bonds (Connecticut Children’s Medical Center Issue), Series 2023-E, 5.00% 7/15/2038	555	594
Higher Education Supplemental Loan Auth., Rev. Bonds (Chesla Loan Program), Series 2024-B, AMT, 4.125% 11/15/2040	770	755
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2018-E-1, 4.25% 5/15/2042	255	256
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2022-A-1, 3.50% 11/15/2051	1,905	1,877
Mohegan Tribe of Indians, Gaming Auth., Priority Distribution Payment Rev. Ref. Bonds, Series 2015-C, 5.75% 2/1/2025[1]	500	500
Mohegan Tribe of Indians, Gaming Auth., Priority Distribution Payment Rev. Ref. Bonds, Series 2015-C, 6.25% 2/1/2030[1]	1,000	1,011
Mohegan Tribe of Indians, Gaming Auth., Priority Distribution Payment Rev. Ref. Bonds, Series 2015-A, 6.75% 2/1/2045[1]	308	310
City of Stamford, Harbor Point Infrastructure Improvement Dist., Special Obligation Rev. Ref. Bonds (Harbor Point Project), Series 2017, 5.00% 4/1/2039[1]	500	503
		6,204
Delaware 0.04%
Econ. Dev. Auth., Charter School Rev. Bonds (First State Montessori Academy, Inc. Project), Series 2019-A, 4.00% 8/1/2029	340	334
G.O. Bonds, Series 2021, 2.00% 2/1/2036	1,000	785
		1,119
District of Columbia 1.73%
G.O. Bonds, Series 2024-A, 5.00% 8/1/2032	1,250	1,419
G.O. Rev. Ref. Bonds, Series 2024-B, 5.00% 8/1/2034	3,000	3,464
Hospital Rev. Ref. Bonds (Children’s Hospital Obligated Group Issue), Series 2015, 5.00% 7/15/2025	1,000	1,010
Hospital Rev. Ref. Bonds (Children’s Hospital Obligated Group Issue), Series 2015, 5.00% 7/15/2044	1,000	1,007
Housing Fin. Agcy., Collateralized Multi Family Housing Rev. Bonds (The Edmonson), Series 2024, 5.00% 12/1/2028 (put 12/1/2027)	1,000	1,039
Income Tax Secured Rev. Bonds, Series 2020-C, 5.00% 5/1/2037	980	1,060
Metropolitan Area Transit Auth., Dedicated Rev. Bonds, Series 2020-A, 4.00% 7/15/2020	750	754
Metropolitan Area Transit Auth., Dedicated Rev. Bonds, Series 2020-A, 5.00% 7/15/2045	1,500	1,573
Metropolitan Area Transit Auth., Dedicated Rev. Green Bonds, Series 2021-A, 4.00% 7/15/2034	1,030	1,070
Metropolitan Washington DC Airports Auth., Airport System Rev. and Rev. Ref. Bonds, Series 2021-A, AMT, 5.00% 10/1/2025	1,080	1,091
Metropolitan Washington DC Airports Auth., Airport System Rev. and Rev. Ref. Bonds, Series 2019-A, AMT, 5.00% 10/1/2028	5,000	5,248
Metropolitan Washington DC Airports Auth., Airport System Rev. Ref. Bonds, Series 2020-B, AMT, 5.00% 10/1/2027	1,910	1,984
Metropolitan Washington DC Airports Auth., Airport System Rev. Ref. Bonds, Series 2024-A, AMT, 5.00% 10/1/2030	1,155	1,238
Metropolitan Washington DC Airports Auth., Airport System Rev. Ref. Bonds, Series 2020-A, AMT, 5.00% 10/1/2031	4,270	4,550

51	Capital Group Fixed Income ETF Trust

Capital Group Municipal Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
District of Columbia (continued)
Metropolitan Washington DC Airports Auth., Airport System Rev. Ref. Bonds, Series 2016-A, AMT, 5.00% 10/1/2032	USD 1,000	$1,018
Metropolitan Washington DC Airports Auth., Airport System Rev. Ref. Bonds, Series 2024-A, AMT, 5.00% 10/1/2033	6,275	6,797
Metropolitan Washington DC Airports Auth., Airport System Rev. Ref. Bonds, Series 2016-A, AMT, 5.00% 10/1/2035	1,000	1,014
Metropolitan Washington DC Airports Auth., Airport System Rev. Ref. Bonds, Series 2023-A, AMT, 5.25% 10/1/2043	1,000	1,068
Rev. Bonds (Friendship Public Charter School, Inc. Issue), Series 2016-A, 5.00% 6/1/2041	1,000	1,003
Water and Sewer Auth., Public Utility Rev. Ref. Bonds, Series 2024-A, 5.00% 10/1/2038	5,000	5,666
Water and Sewer Auth., Public Utility Sub Lien Rev. Ref. Bonds, Series 2014-C, 4.00% 10/1/2041	3,045	2,911
		45,984
Florida 4.21%
City of Atlantic Beach, Health Care Facs. Rev. Bonds (Fleet Landing Project), Series 2018-A, 5.00% 11/15/2030	435	452
City of Atlantic Beach, Health Care Facs. Rev. Bonds (Fleet Landing Project), Series 2018-A, 5.00% 11/15/2031	460	478
County of Broward, Housing Fin. Auth., Multi Family Housing Rev. Bonds (Pinnacle 441 Phase 2), Series 2023, 4.05% 9/1/2056 (put 3/1/2026)	480	483
County of Broward, Housing Fin. Auth., Multi Family Housing Rev. Bonds (Tequesta Reserve), Series 2024, 3.15% 3/1/2028 (put 3/1/2027)	865	857
Capital Trust Agcy., Educational Facs. Rev. Bonds (Renaissance Charter School), Series 2017-A, 4.375% 6/15/2027[1]	380	376
Capital Trust Agcy., Educational Facs. Rev. Bonds (Viera Charter Schools, Inc. Project), Series 2017-A, 4.00% 10/15/2029[1]	400	397
Capital Trust Agcy., Senior Rev. Bonds (Educational Growth Fund, LLC Charter School Portfolio Projects), Series 2021-A-1, 3.375% 7/1/2031[1]	480	460
Capital Trust Auth., Charter School Rev. Bonds (Mason Classical Academy Project), Series 2024-A, 5.00% 6/1/2039[1]	2,010	2,033
Capital Trust Auth., Educational Facs. Rev. and Rev. Ref. Bonds (Plato Academy Schools Project), Series 2024-A, 5.00% 12/15/2044	950	940
Central Florida Expressway Auth., Rev. Bonds, Series 2019-B, 5.00% 7/1/2030	1,425	1,539
Counties of Charlotte and Lee, Babcock Ranch Community Independent Special Dist., Special Assessment Rev. Bonds, Series 2024, 5.00% 5/1/2044[1]	220	218
Dev. Fin. Corp., Educational Facs. Rev. Bonds (Cornerstone Classical Academy), Series 2024-A, 5.00% 6/1/2034[1]	595	609
Dev. Fin. Corp., Educational Facs. Rev. Bonds (Mater Academy Projects), Series 2020-A, 5.00% 6/15/2035	1,000	1,014
Dev. Fin. Corp., Educational Facs. Rev. Bonds (Mater Academy Projects), Series 2022-A, 5.00% 6/15/2036	1,325	1,341
Dev. Fin. Corp., Educational Facs. Rev. Bonds (Renaissance Charter School, Inc. Projects), Series 2023-A, 6.50% 6/15/2038[1]	1,000	1,103
Dev. Fin. Corp., Healthcare Facs. Rev. Bonds (Renaissance Charter School, Inc.), Series 2020-C, 5.00% 9/15/2040[1]	375	363
Dev. Fin. Corp., Solid Waste Disposal Rev. Bonds (GFL Solid Waste Southeast LLC Project), Series 2024-A, AMT, 4.375% 10/1/2054 (put 10/1/2031)[1]	8,190	8,173
Dev. Fin. Corp., Solid Waste Disposal Rev. Bonds (Waste Pro USA, Inc. Project), Series 2019, AMT, 5.00% 5/1/2029[1]	500	508
Dev. Fin. Corp., Solid Waste Disposal Rev. Bonds (Waste Pro USA, Inc. Project), Series 2021, AMT, 3.00% 6/1/2032	5,000	4,526
Dev. Fin. Corp., Solid Waste Disposal Rev. Bonds (Waste Pro USA, Inc. Project), Series 2023, AMT, 6.125% 7/1/2032 (put 7/1/2026)[1]	1,000	1,023
Greater Orlando Aviation Auth., Airport Facs. Rev. Bonds, Series 2019-A, AMT, 5.00% 10/1/2028	5,000	5,248
Greater Orlando Aviation Auth., Airport Facs. Rev. Bonds, Series 202-A, AMT, 5.00% 10/1/2029	1,350	1,432
City of Hialeah, Two Lakes Community Dev. Dist., Special Assessment Bonds, Series 2024, 5.00% 5/1/2032	680	726
City of Hialeah, Two Lakes Community Dev. Dist., Special Assessment Bonds, Series 2024, 5.00% 5/1/2034	715	766
City of Hialeah, Two Lakes Community Dev. Dist., Special Assessment Bonds, Series 2024, 5.00% 5/1/2044	150	155
County of Hillsborough, Aviation Auth., Tampa International Airport Rev. Bonds, Series 2024-B, AMT, 5.00% 10/1/2029	2,870	3,045
County of Hillsborough, Aviation Auth., Tampa International Airport Rev. Bonds, Series 2024-B, AMT, 5.00% 10/1/2031	8,420	9,078
Hobe-St. Lucie Conservancy Dist., Improvement Bonds (Unit of Dev. No. 1A), Series 2024, 4.75% 5/1/2031	590	602
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2018-1, 4.00% 7/1/2049	245	245
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2018-2, 4.25% 1/1/2050	2,435	2,443
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2023-3, 5.75% 1/1/2054	1,035	1,114
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2023-5, 6.25% 1/1/2054	1,895	2,082
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2023-1, 5.25% 7/1/2054	1,470	1,528
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2024-3, 6.25% 1/1/2055	1,185	1,294
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2024-5, 6.25% 1/1/2055	145	159

Capital Group Fixed Income ETF Trust	52

Capital Group Municipal Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Florida (continued)
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2024-1, 6.25% 7/1/2055	USD 975	$1,079
JEA, Electric System Rev. Bonds, Series 2017-B-3, 5.00% 10/1/2028	3,040	3,191
JEA, Electric System Rev. Bonds, Series 2024-A-3, 5.00% 10/1/2032	3,125	3,538
JEA, Electric System Rev. Bonds, Series 2024-A-3, 5.00% 10/1/2033	2,390	2,732
JEA, Electric System Rev. Bonds, Series 2024-A-3, 5.00% 10/1/2034	1,240	1,427
Lakewood Ranch Stewardship Dist., Special Assessment Rev. Bonds (Indigo Expansion Area Project), Series 2019, 3.75% 5/1/2039[1]	570	530
Lakewood Ranch Stewardship Dist., Special Assessment Rev. Bonds (Northeast Sector Project - Phase 2B), Series 2020, 3.75% 5/1/2040[1]	485	435
County of Lee, Airport Rev. Bonds, Series 2024, AMT, 5.25% 10/1/2041	1,635	1,774
County of Lee, Industrial Dev. Auth., Healthcare Facs. Rev. Ref. Bonds (Lee Health System, Inc.), Series 2019-A-1, 4.00% 4/1/2037	2,500	2,496
LT Ranch Community Dev. Dist., Capital Improvement Rev. Bonds, Series 2019, 4.00% 5/1/2040	1,410	1,313
LT Ranch Community Dev. Dist., Capital Improvement Rev. Bonds, Series 2019, 4.00% 5/1/2050	2,000	1,696
Counties of Manatee and Sarasota, Lakewood Ranch Stewardship Dist., Special Assessment Rev. Bonds (Lakewood Centre North), Series 2015, 4.875% 5/1/2045	1,000	991
City of Miami, Midtown Miami Community Dev. Dist., Special Assessment and Rev. Ref. Bonds (Infrastructure Project), Series 2014-B, 5.00% 5/1/2029	620	620
County of Miami-Dade, Aviation Rev. Ref. Bonds, Series 2024-A, AMT, 5.00% 10/1/2028	2,250	2,353
County of Miami-Dade, Aviation Rev. Ref. Bonds, Series 2024-A, AMT, 5.00% 10/1/2032	10,000	10,798
County of Miami-Dade, Aviation Rev. Ref. Bonds, Series 2017-B, AMT, 5.00% 10/1/2040	5,000	5,065
County of Miami-Dade, Housing Fin. Auth., Multi Family Housing Rev. Bonds (Cutler Vista), Series 2023, 5.00% 3/1/2027 (put 9/1/2025)	555	560
County of Miami-Dade, Housing Fin. Auth., Multi Family Housing Rev. Bonds (Emerald Dunes), Series 2023-B, 4.05% 9/1/2026 (put 9/1/2025)	500	502
County of Miami-Dade, Sawyers Landing Community Dev. Dist., Special Assessment Rev. Bonds, Series 2021, 3.25% 5/1/2026	1,075	1,058
County of Miami-Dade, Sawyers Landing Community Dev. Dist., Special Assessment Rev. Bonds, Series 2021, 4.125% 5/1/2041	330	293
Municipal Loan Council, Capital Improvement Rev. Bonds (Shingle Creek Transit and Utility Community Dev. Dist. Series), Series 2024, AMT, 5.15% 5/1/2044	140	139
Municipal Power Agcy., Rev. Ref. Bonds (St. Lucie Project), Series 2021-B, 5.00% 10/1/2030	1,435	1,524
County of Orange, Health Facs. Auth., Health Care Facs. Rev. Bonds (Presbyterian Retirement Communities Project), Series 2015, 5.00% 8/1/2028	1,250	1,260
Orlando Utilities Commission, Utility System Rev. Ref. Bonds, Series 2024-B, 5.00% 10/1/2036	1,585	1,809
City of Pompano Beach, Rev. Bonds (John Knox Village Project), Series 2015, 5.00% 9/1/2044	2,980	2,980
Counties of St. Johns and Duval, Tolomato Community Dev. Dist., Special Assessment Rev. Ref. Bonds, Series 2022-B, 3.25% 5/1/2040	500	419
City of Venice, Retirement Community Rev. Improvement Bonds (Village on the Isle Project), Series 2024-B-3, 4.25% 1/1/2030[1]	495	495
City of Venice, Retirement Community Rev. Improvement Bonds (Village on the Isle Project), Series 2024-B-2, 4.50% 1/1/2030[1]	440	440
City of Venice, Retirement Community Rev. Improvement Bonds (Village on the Isle Project), Series 2024-B-1, 4.625% 1/1/2030[1]	375	375
City of Wildwood, Village Community Dev. Dist. No. 15, Special Assessment Rev. Bonds, Series 2024, 3.75% 5/1/2029[1]	370	368
City of Wildwood, Village Community Dev. Dist. No. 15, Special Assessment Rev. Bonds, Series 2024, 4.00% 5/1/2034[1]	540	536
City of Wildwood, Village Community Dev. Dist. No. 12, Special Assessment Rev. Bonds, Series 2018, 4.25% 5/1/2043	2,620	2,544
		112,150
Georgia 3.17%
Athens Housing Auth. Rev. Bonds, (University of Georgia Project - Ugaref Lumpkin Street Housing Phase I, LLC), Series 2024, 5.00% 6/15/2038	1,245	1,381
City of Atlanta, Airport General Rev. Bonds, Series 2019-B, AMT, 5.00% 7/1/2031	1,000	1,053
City of Atlanta, Airport General Rev. Ref. Bonds, Series 2023-G, AMT, 5.00% 7/1/2026	355	362
City of Atlanta, Airport General Rev. Ref. Bonds, Series 2023-G, AMT, 5.00% 7/1/2028	1,000	1,047
City of Atlanta, Airport Passenger Fac. Charge and General Rev. Bonds, Series 2019-C, 5.00% 7/1/2038	3,000	3,188
City of Atlanta, Airport Passenger Fac. Charge and General Rev. Bonds, Series 2019-D, AMT, 4.00% 7/1/2040	500	486
City of Atlanta, Water and Wastewater Rev. Bonds, Series 2024, 5.00% 11/1/2032	4,150	4,706
Augusta Dev. Auth., Rev. Bonds (AU Health System, Inc. Project), Series 2018, 4.00% 7/1/2038	460	460

53	Capital Group Fixed Income ETF Trust

Capital Group Municipal Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Georgia (continued)
County of Burke, Dev. Auth., Pollution Control Rev. Bonds (Georgia Power Co. Plant Vogtle Project), Series 2012-2, 3.30% 12/1/2049 (put 8/21/2029)	USD 515	$512
City of Dalton, Combined Utilities Rev. Bonds, Series 2020, 5.00% 3/1/2032	1,000	1,058
County of Douglas, Housing Auth., Multi Family Housing Rev. Bonds (Astoria At Crystal Lake Project), Series 2024-B, 5.00% 10/1/2028 (put 10/1/2027)	420	437
County of Fayette Dev., Auth. Rev. Bonds (United States Soccer Federation, Inc. Project), Series 2024, 5.00% 10/1/2033	765	836
County of Fayette Dev., Auth. Rev. Bonds (United States Soccer Federation, Inc. Project), Series 2024, 5.00% 10/1/2034	750	822
County of Fayette Dev., Auth. Rev. Bonds (United States Soccer Federation, Inc. Project), Series 2024, 5.00% 10/1/2035	810	884
County of Fayette Dev., Auth. Rev. Bonds (United States Soccer Federation, Inc. Project), Series 2024, 5.00% 10/1/2042	1,255	1,330
G.O. Bonds, Series 2022-A, 5.00% 7/1/2036	575	647
City of Griffin, Housing Auth., Multi Family Housing Rev. Bonds (Northside Hills Apartments Project), Series 2024, 5.00% 5/1/2028 (put 11/1/2027)	8,550	8,893
City of Lawrenceville, Housing Auth., Multi Family Housing Rev. Bonds (Applewood Towers Project), Series 2024-B, 5.00% 10/1/2028 (put 10/1/2027)	312	325
Main Street Natural Gas, Inc., Gas Project Rev. Bonds, Series 2007-A, 5.50% 9/15/2028	1,000	1,057
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2021-C, 4.00% 5/1/2052 (put 12/1/2028)	2,695	2,708
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2021-A, 4.00% 7/1/2052 (put 9/1/2027)	2,750	2,770
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2022-C, 4.00% 8/1/2052 (put 11/1/2027)[1]	3,000	2,966
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2023-B, 5.00% 7/1/2053 (put 3/1/2030)	3,615	3,805
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2023-C, 5.00% 9/1/2053 (put 12/1/2029)	4,045	4,266
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2024-D, 5.00% 4/1/2054 (put 4/1/2031)	6,955	7,391
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2024-A, 5.00% 5/1/2054 (put 9/1/2031)	2,500	2,652
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2024-B, 5.00% 12/1/2054 (put 3/1/2032)	7,840	8,347
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2024-C, 5.00% 12/1/2054 (put 12/1/2031)	2,915	3,083
Municipal Electric Auth., General Resolution Projects Bonds, Series 2024-A, 5.00% 1/1/2033	1,250	1,396
Municipal Electric Auth., Project One Bonds, Series 2020-A, 5.00% 1/1/2027	620	642
Municipal Electric Auth., Project One Bonds, Series 2024-A, 5.00% 1/1/2033	3,750	4,189
Municipal Electric Auth., Project One Bonds, Series 2020-A, 5.00% 1/1/2034	2,330	2,528
Municipal Electric Auth., Project One Rev. Bonds, Series 2015-A, 5.00% 1/1/2035	4,415	4,415
Private Colleges and Universities Auth., Rev. Bonds (Emory University), Series 2022-A, 5.00% 9/1/2032	500	566
County of Rockdale, Rev. Ref. Bonds (Pratt Paper (GA), LLC Project), Series 2018, AMT, 4.00% 1/1/2038[1]	3,500	3,363
		84,571
Guam 0.17%
Business Privilege Tax Rev. Ref. Bonds, Series 2021-F, 5.00% 1/1/2029	2,250	2,351
Business Privilege Tax Rev. Ref. Bonds, Series 2021-F, 4.00% 1/1/2036	1,200	1,167
Limited Obligation Bonds (Section 30), Series 2016-A, 5.00% 12/1/2046	1,000	1,000
		4,518
Hawaii 0.58%
Airports System Rev. Bonds, Series 2018-A, AMT, 5.00% 7/1/2029	500	521
Airports System Rev. Bonds, Series 2020-A, AMT, 4.00% 7/1/2035	500	497
Airports System Rev. Bonds, Series 2018-A, AMT, 5.00% 7/1/2035	1,965	2,027
Dept. of Budget and Fin., Special Purpose Rev. Ref. Bonds (Hawaiian Electric Co., Inc.), Series 2017-B, AMT, 4.00% 3/1/2037	1,500	1,347
Dept. of Budget and Fin., Special Purpose Rev. Ref. Bonds (Hawaiian Electric Co., Inc.), Series 2019, 3.20% 7/1/2039	1,700	1,390
G.O. Bonds, Series 2016-FG, 4.00% 10/1/2033	2,000	2,013
Harbor System Rev. Bonds, Series 2020-A, AMT, 5.00% 7/1/2028	1,000	1,047
City and County of Honolulu, G.O. Bonds (Honolulu Rail Transit Project), Series 2023-C, 3.00% 7/1/2034	1,030	997
City and County of Honolulu, Wastewater System Rev. Bonds (First Bond Resolution), Series 2025-A, 5.00% 7/1/2036	2,190	2,480
City and County of Honolulu, Wastewater System Rev. Bonds (First Bond Resolution), Series 2015-A, 5.00% 7/1/2045 (preref. 7/1/2025)	3,000	3,029
		15,348

Capital Group Fixed Income ETF Trust	54

Capital Group Municipal Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Idaho 0.27%
Building Auth., Sales Tax Rev. Education Bonds (School Modernization Facs. Fund), Series 2024-A, 5.00% 6/1/2032	USD 3,305	$3,736
Housing and Fin. Assn., Single Family Mortgage Bonds, Series 2023-C, 5.75% 1/1/2053	2,635	2,840
Housing and Fin. Assn., Single Family Mortgage Bonds, Series 2024-A, 6.00% 7/1/2054	635	695
		7,271
Illinois 8.50%
Build Illinois Bonds, Sales Tax Rev. Bonds, Series 2021-A, 3.00% 6/15/2032	500	461
Build Illinois Bonds, Sales Tax Rev. Bonds, Series 2024-B, 5.00% 6/15/2035	5,000	5,527
City of Chicago, Board of Education, Capital Improvement Tax Bonds (Dedicated Rev.), Series 2023, 5.25% 4/1/2036	250	272
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2021-A, 5.00% 12/1/2033	1,350	1,386
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2021-A, 5.00% 12/1/2037	1,000	1,015
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2021-A, 5.00% 12/1/2040	1,500	1,511
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2018-D, 5.00% 12/1/2046	4,000	3,922
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-D, 5.00% 12/1/2026	1,250	1,267
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 12/1/2028	1,500	1,567
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, 5.00% 12/1/2030	500	510
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, 5.00% 12/1/2035	1,250	1,264
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2022-B, 4.00% 12/1/2037	14,000	12,931
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2022-B, 4.00% 12/1/2041	8,000	7,058
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2022-A, 4.00% 12/1/2047	500	417
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Capital Appreciation Bonds, Series 1998-B-1, National insured, 0% 12/1/2027	1,040	924
City of Chicago, Chicago Midway Airport, Rev. Ref. Bonds, Series 2023-C, AMT, 5.00% 1/1/2028	1,130	1,169
City of Chicago, G.O Bonds (City Colleges of Chicago Capital Improvement Project), Capital Appreciation Bonds, Series 1999, National insured, 0% 1/1/2026 (escrowed to maturity)	500	484
City of Chicago, G.O. Bonds, Series 2021-A, 4.00% 1/1/2035	500	491
City of Chicago, G.O. Rev. Ref. Bonds, Series 2020-A, 5.00% 1/1/2026	1,500	1,518
City of Chicago, G.O. Rev. Ref. Bonds, Series 2020-A, 5.00% 1/1/2027	800	819
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2024-C, AMT, 5.00% 1/1/2028	7,000	7,264
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Capital Appreciation Bonds, Series 1999-A, National insured, 0% 12/1/2025	750	723
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Capital Appreciation Bonds, Series 1998-B-1, National insured, 0% 12/1/2031	240	179
City of Chicago, Transit Auth., Capital Grant Receipts Rev. Ref. Bonds (Federal Transit Administration Section 5337 State of Good Repair Formula Funds), Series 2017, 5.00% 6/1/2026	775	793
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2008-C, 5.00% 1/1/2025	1,000	1,000
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2017-B, 5.00% 1/1/2025	1,055	1,055
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2023-B, Assured Guaranty Municipal insured, 5.00% 1/1/2029	1,275	1,367
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2024-B, BAM insured, 5.00% 1/1/2035	1,480	1,662
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2023-B, Assured Guaranty Municipal insured, 5.00% 1/1/2036	1,000	1,093
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2023-B, Assured Guaranty Municipal insured, 5.00% 1/1/2037	3,025	3,291
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2024-B, BAM insured, 5.00% 1/1/2037	1,850	2,060
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2024-A, BAM insured, 5.00% 1/1/2041	400	436
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Capital Appreciation Bonds, Series 1998-A, National insured, 0% 1/1/2026	1,000	966
City of Chicago, Water Rev. Bonds, Series 2000, 5.00% 11/1/2028	1,000	1,029
City of Chicago, Water Rev. Bonds, Series 2024-A, 5.00% 11/1/2032	2,000	2,224
City of Chicago, Water Rev. Ref. Bonds, Series 2017, 5.00% 11/1/2028	2,000	2,092
City of Chicago, Water Rev. Ref. Bonds, Series 2023-B, Assured Guaranty Municipal insured, 5.00% 11/1/2039	4,900	5,247

55	Capital Group Fixed Income ETF Trust

Capital Group Municipal Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Illinois (continued)
Counties of Cook, DuPage, Kane, Lake, McHenry and Will, Regional Transportation Auth., G.O. Bonds, Series 2004-A, Assured Guaranty Municipal insured, 5.25% 6/1/2025	USD 3,300	$3,329
Fin. Auth., Rev. Bonds (Advocate Health Care Network), Series 2008-A, 4.00% 11/1/2030	335	338
Fin. Auth., Rev. Bonds (CenterPointJoliet Terminal 2020), Series 2024, AMT, 4.125% 12/1/2050 (put 12/31/2034)[1]	5,000	4,949
Fin. Auth., Rev. Bonds (Mercy Health Corp.), Series 2016, 5.00% 12/1/2046	2,000	2,015
Fin. Auth., Rev. Bonds (Northshore University HealthSystem), Series 2020-A, 4.00% 8/15/2037	2,000	1,999
Fin. Auth., Rev. Bonds (OSF Healthcare System), Series 2015-A, 4.00% 11/15/2033	1,000	976
Fin. Auth., Rev. Bonds (OSF Healthcare System), Series 2020-B-2, 5.00% 5/15/2050 (put 11/15/2026)	2,000	2,034
Fin. Auth., Rev. Bonds (Rush University Medical Center Obligated Group), Series 2015-A, 5.00% 11/15/2026	1,000	1,005
Fin. Auth., Rev. Bonds (Rush University Medical Center Obligated Group), Series 2015-A, 4.00% 11/15/2039	500	473
Fin. Auth., Rev. Bonds (The Carle Foundation), Series 2021-A, 5.00% 8/15/2025	1,485	1,499
Fin. Auth., Rev. Bonds (The Carle Foundation), Series 2021-A, 5.00% 2033	2,000	2,174
Fin. Auth., Rev. Bonds (The Carle Foundation), Series 2021-A, 4.00% 8/15/2038	1,000	978
Fin. Auth., Rev. Bonds (University of Chicago), Series 2024-A, 5.25% 4/1/2042	750	835
Fin. Auth., Rev. Green Bonds (Clean Water Initiative Revolving Fund), Series 2020, 4.00% 7/1/2038	2,500	2,507
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2015-A, 5.00% 11/15/2035	500	503
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2015-A, 5.00% 11/15/2045	7,000	7,007
Fin. Auth., Rev. Ref. Bonds (Silver Cross Hospital and Medical Centers), Series 2015-C, 5.00% 8/15/2044	7,350	7,366
Fin. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2023, AMT, 4.60% 10/1/2053 (put 10/1/2026)	1,565	1,578
Fin. Auth., Solid Waste Disposal Rev. Green Bonds (LRS Holdings, LLC Project), Series 2023-A, AMT, 7.25% 9/1/2052 (put 9/1/2030)[1]	500	554
Fin. Auth., Student Housing Rev. Bonds (CHF-Cook, LLC - Northeastern Illinois University Project), Series 2015-A, 5.00% 7/1/2047	665	560
G.O. Bonds, Series 2020-B, 5.00% 10/1/2025	9,595	9,707
G.O. Bonds, Series 2020-D, 5.00% 10/1/2025	5,520	5,584
G.O. Bonds, Series 2014, 5.00% 5/1/2026	1,000	1,001
G.O. Bonds, Series 2021-A, 5.00% 3/1/2028	2,500	2,625
G.O. Bonds, Series 2021-A, 5.00% 3/1/2029	1,500	1,594
G.O. Bonds, Series 2021-A, 5.00% 3/1/2032	2,030	2,205
G.O. Bonds, Series 2024-B, 5.25% 5/1/2042	1,000	1,088
G.O. Rev. Ref. Bonds, Series 2016, 5.00% 2/1/2028	3,000	3,097
G.O. Rev. Ref. Bonds, Series 2023-D, 5.00% 7/1/2028	1,075	1,135
G.O. Rev. Ref. Bonds, Series 2024, 5.00% 2/1/2031	2,755	2,997
Housing Dev. Auth., Homeowner Mortgage Rev. Bonds, Series 2018-A-1, 4.00% 8/1/2048	1,460	1,462
Housing Dev. Auth., Multi Family Housing Rev. Bonds (6900 Crandon), Series 2023, 5.00% 2/1/2027 (put 2/1/2026)	700	712
Housing Dev. Auth., Multi Family Housing Rev. Bonds (South Shore HHDC), Series 2023, 5.00% 2/1/2027 (put 2/1/2026)	650	660
Housing Dev. Auth., Multi Family Housing Rev. Bonds (Walden Oaks), Series 2024, 5.00% 10/1/2027 (put 10/1/2026)	1,050	1,077
Housing Dev. Auth., Rev. Bonds, Series 2021-D, 3.00% 10/1/2051	5,985	5,833
Housing Dev. Auth., Rev. Bonds, Series 2022-A, 3.50% 4/1/2052	760	749
Housing Dev. Auth., Rev. Bonds, Series 2023-N, 6.25% 4/1/2054	975	1,057
Housing Dev. Auth., Rev. Bonds, Series 2024-I, 6.00% 10/1/2055	3,305	3,644
Housing Dev. Auth., Rev. Bonds, Series 2024-E, 6.25% 10/1/2055	3,140	3,439
Housing Dev. Auth., Rev. Social Bonds, Series 2024-C, 6.25% 10/1/2054	1,405	1,560
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, Capital Appreciation Bonds, Series 1994, National insured, 0% 6/15/2028	1,055	936
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, Capital Appreciation Bonds, Series 2002-A, Assured Guaranty Municipal insured, 0% 6/15/2030	1,055	877
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, Capital Appreciation Bonds, Series 2002-A, National insured, 0% 6/15/2032	925	707
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Bonds, Series 2020-B, 5.00% 6/15/2042	4,125	4,306
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Bonds, Capital Appreciation Bonds, Series 2002-A, National insured, 0% 12/15/2029	2,000	1,683
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Bonds, Capital Appreciation Bonds, National insured, Series 2002-A, 0% 12/15/2030	1,000	812
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2024-B, 5.00% 12/15/2035	1,980	2,196
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2024-B, 5.00% 12/15/2036	540	596

Capital Group Fixed Income ETF Trust	56

Capital Group Municipal Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Illinois (continued)
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2024-B, 5.00% 12/15/2037	USD 1,090	$1,197
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2024-B, 5.00% 12/15/2038	800	875
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2010-B-1, Assured Guaranty Municipal insured, 0% 6/15/2027	1,040	958
Sales Tax Securitization Corp., Sales Tax Securitization Bonds, Series 2020-A, 5.00% 1/1/2029	1,375	1,465
Sales Tax Securitization Corp., Sales Tax Securitization Rev. Ref. Bonds, Series 2023-C, 5.00% 1/1/2029	3,220	3,442
Sales Tax Securitization Corp., Sales Tax Securitization Rev. Ref. Bonds, Series 2024-A, 5.00% 1/1/2037	7,065	7,860
Sports Facs. Auth., Sports Facs. Rev. Ref. Bonds (State Tax Supported), Series 2019, BAM insured, 5.00% 6/15/2029	665	706
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2016-B, 5.00% 1/1/2032	2,580	2,643
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2023-A, 5.00% 1/1/2042	3,250	3,541
Toll Highway Auth., Toll Highway Rev. Ref. Bonds, Series 2016-A, 5.00% 12/1/2032	11,280	11,462
Toll Highway Auth., Toll Highway Rev. Ref. Bonds, Series 2024-A, 5.00% 1/1/2037	4,680	5,260
Toll Highway Auth., Toll Highway Rev. Ref. Bonds, Series 2024-A, 5.00% 1/1/2038	3,855	4,314
		226,735
Indiana 2.04%
Fin. Auth., Environmental Improvement Rev. Ref. Bonds (U.S. Steel Corp. Project), Series 2021-A, 4.125% 12/1/2026	2,450	2,449
Fin. Auth., Hospital Rev. Ref. Bonds (Indiana University Health), Series 2023-B-1, 5.00% 10/1/2062 (put 7/1/2028)	6,210	6,567
Fin. Auth., Hospital Rev. Ref. Bonds (Methodist Hospitals, Inc.), Series 2024-A, 5.50% 9/15/2039	1,025	1,096
Fin. Auth., Midwestern Disaster Relief Rev. Bonds (Ohio Valley Electric Corp. Project), Series 2012-B, 3.00% 11/1/2030	655	620
Fin. Auth., Midwestern Disaster Relief Rev. Bonds (Ohio Valley Electric Corp. Project), Series 2012-A, 4.25% 11/1/2030	1,000	1,019
Fin. Auth., Pollution Control Rev. Bonds (Ohio Valley Electric Corp. Project), Series 2010-A, 3.00% 11/1/2030	1,000	947
Fin. Auth., Rev. Bonds (BHI Senior Living Obligated Group), Series 2018-A, 5.00% 11/15/2028	1,100	1,138
Fin. Auth., Student Housing Rev. Bonds (SFP-PUFW I, LLC - Student Housing Project), Series 2024-A, 4.25% 7/1/2044	2,000	1,858
City of Franklin, Econ. Dev. Rev. Ref. Bonds (Otterbein Homes Obligated Group), Series 2019-B, 5.00% 7/1/2027	400	416
Housing and Community Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2020-A, 3.75% 1/1/2049	765	762
Housing and Community Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2023-A-1, 5.75% 7/1/2053	400	421
Municipal Power Agcy., Power Supply System Rev. Ref. Bonds, Series 2016-A, 5.00% 1/1/2042	14,535	14,759
City of Valparaiso, Exempt Facs. Rev. Ref. Bonds (Pratt Paper (IN), LLC Project), Series 2024, AMT, 4.50% 1/1/2034[1]	1,025	1,039
City of Whiting, Environmental Facs. Rev. Bonds (BP Products North America, Inc. Project), Series 2015, AMT, 4.40% 11/1/2045 (put 6/10/2031)	2,750	2,799
City of Whiting, Environmental Facs. Rev. Bonds (BP Products North America, Inc. Project), Series 2016-A, AMT, 4.40% 3/1/2046 (put 6/10/2031)	250	254
City of Whiting, Environmental Facs. Rev. Ref. Bonds (BP Products North America, Inc. Project), Series 2019-A, AMT, 5.00% 12/1/2044 (put 6/15/2026)	18,000	18,239
		54,383
Iowa 0.38%
Fin. Auth., Midwestern Disaster Area Rev. Ref. Bonds (Iowa Fertilizer Co. Project), Series 2022, 4.00% 12/1/2050 (put 12/1/2032)	2,000	2,136
Fin. Auth., Midwestern Disaster Area Rev. Ref. Bonds (Iowa Fertilizer Co. Project), Series 2022, 5.00% 12/1/2050 (put 12/1/2042)	1,000	1,138
Fin. Auth., Multi Family Housing Rev. Bonds (AHEPA 192-IV Apartments Projects), Series 2023, 5.00% 11/1/2026 (put 11/1/2025)	650	658
Fin. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2024-A, 5.00% 5/15/2044	3,100	3,125
PEFA, Inc., Gas Project Rev. Bonds, Series 2019, 5.00% 9/1/2049 (put 9/1/2026)	1,500	1,524
Student Loan Liquidity Corp., Student Loan Rev. Bonds, Series 2023-B, AMT, 5.00% 12/1/2029	350	365
Student Loan Liquidity Corp., Student Loan Rev. Bonds, Series 2024-B, AMT, 5.00% 12/1/2029	250	261
Tobacco Settlement Auth., Tobacco Settlement Asset-Backed Bonds, Series 2021-A-2, 4.00% 6/1/2038	1,000	990
		10,197

57	Capital Group Fixed Income ETF Trust

Capital Group Municipal Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Kansas 0.02%
Dev. Fin. Auth., Hospital Rev. Bonds (Advent Health Obligated Group), Series 2021-B, 5.00% 11/15/2054 (put 11/15/2028)	USD 500	$531
Kentucky 1.14%
City of Ashland, Medical Center Rev. Bonds (Ashland Hospital Corp. - King’s Daughters Medical Center Project), Series 2016-A, 5.00% 2/1/2040	500	502
City of Henderson, Exempt Facs. Rev. Bonds (Pratt Paper, LLC Project), Series 2022-B, AMT, 3.70% 1/1/2032[1]	3,535	3,471
City of Henderson, Exempt Facs. Rev. Bonds (Pratt Paper, LLC Project), Series 2022-B, AMT, 4.45% 1/1/2042[1]	1,525	1,493
Higher Education Student Loan Corp., Student Loan Rev. Bonds, Series 2019-A-1, AMT, 5.00% 6/1/2029	500	517
Housing Corp., Multi Family Housing Rev. Bonds (Beecher Terrace Phase IV Project), Series 2023, 5.00% 9/1/2043 (put 9/1/2026)	1,790	1,823
Housing Corp., Single Family Mortgage Rev. Bonds, Series 2024-A, 6.25% 7/1/2054	600	663
Housing Corp., Single Family Mortgage Rev. Bonds, Series 2024-C, 6.25% 1/1/2055	240	262
Housing Corp., Single Family Mortgage Rev. Bonds, Series 2024-E, 6.25% 7/1/2055	1,245	1,369
Louisville/Jefferson Metro County Government, Health System Rev. Bonds (Norton Healthcare, Inc.), Series 2016-A, 5.00% 10/1/2033	3,000	3,056
Public Energy Auth., Gas Supply Rev. Bonds, Series 2019-C-1, 4.00% 2/1/2050 (put 2/1/2028)	500	501
Public Energy Auth., Gas Supply Rev. Bonds, Series 2022-A-1, 4.00% 8/1/2052 (put 8/1/2030)	500	498
Public Energy Auth., Gas Supply Rev. Ref. Bonds, Series 2023-A-1, 5.25% 4/1/2054 (put 2/1/2032)	5,050	5,440
Public Energy Auth., Gas Supply Rev. Ref. Bonds, Series 2024-B, 5.00% 1/1/2055 (put 8/1/2032)	2,005	2,137
State Property and Buildings Commission, Rev. Bonds (Project No. 119), Series 2018, 5.00% 5/1/2025	1,015	1,021
County of Trimble, Environmental Facs. Rev. Bonds (Louisville Gas and Electric Co. Project), Series 2023-A, AMT, 4.70% 6/1/2054 (put 6/1/2027)[2]	1,000	1,016
Turnpike Auth., Econ. Dev. Road Rev. Ref. Bonds (Revitalization Projects), Series 2024-A, 5.00% 7/1/2030	4,000	4,409
Turnpike Auth., Econ. Dev. Road Rev. Ref. Bonds (Revitalization Projects), Series 2022-A, 5.00% 7/1/2031	2,000	2,233
		30,411
Louisiana 0.54%
Aviation Board, General Airport Rev. Ref. Bonds, Series 2024-B, AMT, 5.00% 1/1/2034	1,135	1,226
Housing Corp., Multi Family Housing Rev. Bonds (Arbours at Acadiana Project), Series 2024, 5.00% 4/1/2028 (put 4/1/2027)	800	828
Housing Corp., Multi Family Housing Rev. Bonds (Deerwood Apartments Project), Series 2024, 4.00% 1/1/2043 (put 7/1/2027)	1,000	1,008
Housing Corp., Single Family Mortgage Rev. Bonds (Home Ownership Program), Series 2023-A, 5.75% 6/1/2054	380	407
Local Government Environmental Facs. and Community Dev. Auth., Rev. Bonds (Louisiana Insurance Guaranty Assn. Project), Series 2022-B, 5.00% 8/15/2027	1,000	1,039
Local Government Environmental Facs. and Community Dev. Auth., Rev. Ref. Bonds (Christwood Project), Series 2024, 5.00% 11/15/2037[1]	400	410
Local Government Environmental Facs. and Community Dev. Auth., Rev. Ref. Bonds (East Baton Rouge Sewerage Commission Projects), Series 2023, 5.00% 2/1/2041	400	427
Local Government Environmental Facs. and Community Dev. Auth., Rev. Ref. Bonds (Entergy Louisiana, LLC Projects), Series 2021-B, 2.50% 4/1/2036	1,300	1,069
Louisiana Stadium and Exposition Dist., Rev. Bonds, Series 2023-A, 5.00% 7/1/2031	1,300	1,419
Louisiana Stadium and Exposition Dist., Rev. Bonds, Series 2023-A, 5.00% 7/1/2035	1,400	1,546
Louisiana Stadium and Exposition Dist., Rev. Bonds, Series 2023-A, 5.00% 7/1/2036	1,250	1,376
Public Facs. Auth., Hospital Rev. Bonds (Louisiana Children’s Medical Center Project), Series 2015-A-3, 5.00% 6/1/2045 (put 6/1/2028)	365	380
Public Facs. Auth., Rev. Ref. Bonds (Lake Charles Academy Foundation Project), Series 2024-A, 5.00% 12/15/2044[1]	1,635	1,671
Public Facs. Auth., Solid Waste Disposal Fac. Rev. Bonds (Elementus Materials, LLC Project), Series 2023, AMT, 5.00% 1/1/2043 (put 11/1/2025)[1]	1,135	1,143
Public Facs. Auth., Solid Waste Disposal Rev. Bonds (Waste Pro USA, Inc. Project), Series 2023, AMT, 6.75% 10/1/2053 (put 10/1/2028)[1]	500	542
		14,491

Capital Group Fixed Income ETF Trust	58

Capital Group Municipal Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Maine 0.13%
Fin. Auth., Solid Waste Disposal Rev. Bonds (Casella Waste Systems, Inc. Project), Series 2015-R-2, AMT, 4.375% 8/1/2035 (put 8/1/2025)[1]	USD 1,500	$1,501
Fin. Auth., Solid Waste Disposal Rev. Bonds (Casella Waste Systems, Inc. Project), Series 2015, AMT, 5.125% 8/1/2035 (put 8/1/2025)[1]	500	502
Fin. Auth., Solid Waste Disposal Rev. Bonds (Casella Waste Systems, Inc. Project), Series 2024, AMT, 4.625% 12/1/2047 (put 6/1/2035)[1]	470	471
Turnpike Auth., Turnpike Rev. Bonds, Series 2020, 3.00% 7/1/2040	1,000	878
		3,352
Maryland 0.92%
County of Baltimore, Rev. Bonds (Riderwood Village, Inc. Fac.), Series 2020, 4.00% 1/1/2029	500	505
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2021-C, 3.00% 9/1/2051	8,243	8,053
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2023-A, 5.50% 9/1/2053	1,040	1,108
G.O. Bonds, State and Local Facs. Loan of 2024, Series 2024-A-1, 5.00% 6/1/2035	2,000	2,303
Health and Higher Educational Facs. Auth., Rev. Bonds (Broadmead Issue), Series 2018-A, 5.00% 7/1/2030	690	715
Health and Higher Educational Facs. Auth., Rev. Bonds (Broadmead Issue), Series 2018-A, 5.00% 7/1/2038	240	248
Health and Higher Educational Facs. Auth., Rev. Bonds (Maryland Institute College of Art Issue), Series 2024, 5.25% 6/1/2036	1,365	1,466
Health and Higher Educational Facs. Auth., Rev. Bonds (Maryland Institute College of Art Issue), Series 2024, 5.25% 6/1/2043	2,000	2,081
County of Montgomery, Rev. Ref. Bonds (Dept. of Liquor Control), Series 2019-A, 4.00% 6/15/2037	750	761
Dept. of Transportation, Consolidated Transportation Bonds, Series 2021-A, 2.00% 10/1/2034	735	608
Transportation Auth., Transportation Facs. Projects Rev. Ref. Bonds, Series 2024-A, 5.00% 7/1/2038	1,465	1,660
University System of Maryland, Auxiliary Fac. and Tuition Rev. Ref. Bonds, Series 2021-A, 4.00% 4/1/2040	5,000	5,037
		24,545
Massachusetts 0.44%
Clean Water Trust, Revolving Fund Rev. Ref. Green Bonds, Series 2023-2B, 5.00% 2/1/2040	1,000	1,114
Dev. Fin. Agcy., Rev. Bonds (Mass General Brigham, Inc.), Series 2020-A-2, 4.00% 7/1/2041	1,000	981
Dev. Fin. Agcy., Rev. Bonds (Partners Healthcare System Issue), Series 2017-S, 4.00% 7/1/2035	500	503
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2019-B, AMT, 5.00% 7/1/2026	500	510
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2022-M, AMT, 5.00% 7/1/2027	1,000	1,028
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2024-B, AMT, 4.25% 7/1/2032	80	79
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2023-B, AMT, 4.25% 7/1/2044	235	228
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 223, 3.00% 6/1/2047	4,085	3,994
Massachusetts Bay Transportation Auth., Sales Tax Rev. Bonds, Series 2021, 4.00% 5/1/2025	3,380	3,388
		11,825
Michigan 1.36%
Building Auth., Rev. and Rev. Ref. Bonds (Facs. Program), Series 2024-II, 5.00% 10/15/2025	1,000	1,016
Building Auth., Rev. Bonds (Facs. Program), Series 2021-I, 4.00% 10/15/2041	500	501
City of Detroit, Unlimited Tax G.O. Bonds, Series 2018, 5.00% 4/1/2030	1,300	1,356
City of Detroit, Unlimited Tax G.O. Bonds, Series 2021-A, 5.00% 4/1/2046	1,000	1,025
Fin. Auth., Hospital Rev. and Rev. Ref. Bonds (Trinity Health Credit Group), Series 2019-A, 5.00% 12/1/2041	500	524
Fin. Auth., Tobacco Settlement Asset-Backed Bonds, Series 2020-A-1, 5.00% 6/1/2033	500	532
Fin. Auth., Tobacco Settlement Asset-Backed Bonds, Series 2020-A-1, 4.00% 6/1/2035	1,000	1,002
Great Lakes Water Auth., Water Supply System Rev. Ref. Bonds, Series 2024-A, 5.00% 7/1/2025	3,000	3,030
Great Lakes Water Auth., Water Supply System Rev. Ref. Bonds, Series 2018-A, 5.00% 7/1/2029	2,000	2,161
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2018-A, 4.00% 12/1/2048	1,905	1,905
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2021-A, 3.00% 6/1/2052	6,025	5,877
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2023-A, 5.50% 12/1/2053	1,205	1,285
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2023-B, 5.75% 6/1/2054	990	1,050
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2024-A, 6.00% 6/1/2054	1,865	2,012
City of Lansing, Board of Water and Light, Utility System Rev. Ref. Bonds, Series 2024-A, 5.00% 7/1/2036	2,830	3,199
Board of Trustees of Michigan State University, Rev. Bonds, Series 2019-B, 5.00% 2/15/2031	1,460	1,565
Roseville Community Schools, G.O. Rev. Ref. Bonds, Series 2015, 5.00% 5/1/2032 (preref. 5/1/2025)	410	413
State Building Auth., Rev and Rev. Ref. Bonds, Series 2020-I, 5.00% 10/15/2029	1,040	1,133
Strategic Fund, Exempt Facs. Rev. Bonds (Waste Management, Inc. Project), Series 2001, AMT, 0.58% 8/1/2027	1,000	1,001

59	Capital Group Fixed Income ETF Trust

Capital Group Municipal Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Michigan (continued)
Strategic Fund, Limited Obligation Rev. and Rev. Ref. Bonds (Holland Home Obligated Group), Series 2019, 5.00% 11/15/2034	USD 1,000	$1,016
Strategic Fund, Limited Obligation Rev. Bonds (I-75 Improvement Project), Series 2018, AMT, 5.00% 12/31/2028	550	570
Strategic Fund, Limited Obligation Rev. Green Bonds (Graphic Packaging International, LLC Coated Recycled Board Machine Project), Series 2021, AMT, 4.00% 10/1/2061 (put 10/1/2026)	1,375	1,372
County of Wayne, Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport), Series 2015-F, AMT, 5.00% 12/1/2025	2,800	2,838
		36,383
Minnesota 0.77%
Higher Education Supplemental Loan Auth., Rev. Bonds, Series 2023, AMT, 4.00% 11/1/2042	1,090	1,035
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2020-E, 1.90% 7/1/2029	735	660
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2020-I, 3.00% 1/1/2051	1,415	1,387
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2021-H, 3.00% 7/1/2052	1,275	1,245
City of Minneapolis, Health Care System Rev. Bonds (Allina Health System), Series 2023-A, 5.00% 11/15/2052 (put 11/15/2028)	2,000	2,112
City of St. Paul, Metropolitan Airports Commission, Airport Rev. Bonds, Series 2024-B, AMT, 5.00% 1/1/2038	5,000	5,318
Various Purpose G.O. Bonds, Series 2024-A, 5.00% 8/1/2036	3,000	3,448
Various Purpose G.O. Bonds, Series 2024-A, 5.00% 8/1/2037	2,800	3,208
Various Purpose G.O. Rev. Ref. Bonds, Series 2023-D, 5.00% 8/1/2033	1,735	2,001
		20,414
Mississippi 0.25%
Home Corp., Single Family Mortgage Rev. Bonds, Series 2021-B, 3.00% 6/1/2051	370	361
Hospital Equipment and Facs. Auth., Rev. Bonds (Baptist Memorial Health Care), Series 2016, 5.00% 9/1/2036	1,255	1,266
Hospital Equipment and Facs. Auth., Rev. Bonds (Baptist Memorial Health Care), Series 2016-A, 5.00% 9/1/2046	5,135	5,139
		6,766
Missouri 1.13%
County of Cape Girardeau, Industrial Dev. Auth., Tax Increment and Special Dist. Rev. Bonds (Westpark Mall Redev. Project), Series 2024, 5.50% 5/1/2044[1]	500	485
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (Bethesda Health Group, Inc.), Series 2021, 4.00% 8/1/2029	385	379
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (BJC Health System), Series 2021-A, 4.00% 7/1/2035	1,315	1,349
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services), Series 2021, 4.00% 2/1/2032	1,100	1,107
Health and Educational Facs. Auth., Senior Living Facs. Rev. Ref. Bonds (Lutheran Senior Services), Series 2016-A, 5.00% 2/1/2046	1,465	1,467
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2020-C, 3.50% 11/1/2050	370	367
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2023-B, 5.50% 5/1/2053	1,185	1,264
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2023-E, 6.50% 5/1/2054	975	1,085
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2024-A, 5.75% 5/1/2055	10,395	11,172
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2024-C, 6.00% 5/1/2055	1,295	1,421
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2024-E, 6.00% 5/1/2055	7,835	8,625
City of Kansas City, Industrial Dev. Auth., Econ. Activity Tax Rev. Bonds (Historic Northeast Redev. Plan), Series 2024-A-1, 5.00% 6/1/2046[1]	425	425
City of Kansas City, Planned Industrial Expansion Auth., Multi Family Housing Rev. Bonds (The Depot on Old Santa Fe), Series 2023, 5.00% 7/1/2045 (put 7/1/2027)	750	772
City of Lee’s Summit, Industrial Dev. Auth., Senior Living Facs. Rev. Bonds (John Knox Village), Series 2024-B-2, 4.325% 8/15/2047	75	75
City of Lee’s Summit, Industrial Dev. Auth., Senior Living Facs. Rev. Bonds (John Knox Village), Series 2024-B-1, 4.825% 8/15/2047	35	35
		30,028

Capital Group Fixed Income ETF Trust	60

Capital Group Municipal Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Montana 0.34%
City of Forsyth, Pollution Control Rev. Ref. Bonds (Avista Corp. Colstrip Project), Series 2010-A, 3.875% 10/1/2032	USD 1,500	$1,495
City of Forsyth, Pollution Control Rev. Ref. Bonds (Northwestern Corp. Colstrip Project), Series 2023, 3.875% 7/1/2028	2,650	2,678
Board of Housing, Multi Family Housing Rev. Bonds (Twin Creek 4 Apartments Project), Series 2024, 5.00% 9/1/2028 (put 9/1/2027)	382	397
Board of Housing, Single Family Mortgage Bonds, Series 2020-C, 3.00% 12/1/2050	2,890	2,829
Board of Housing, Single Family Mortgage Bonds, Series 2024-B, 5.75% 6/1/2055	1,640	1,770
		9,169
Nebraska 0.51%
Central Plains Energy Project, Gas Supply Rev. Ref. Bonds, Series 2019, 4.00% 12/1/2049 (put 8/1/2025)	1,000	1,001
Educational, Health, Cultural, and Social Sciences Fin. Auth., Rev. Bonds (Immanuel Retirement Communities Obligated Group), Series 2019-A, 4.00% 1/1/2044	3,020	2,820
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2020-A, 2.35% 9/1/2035	500	406
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2018-C, 4.00% 9/1/2048	2,000	2,001
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2019, AMT, 3.75% 9/1/2049	960	954
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2020-C, 3.00% 9/1/2050	5,135	5,025
City of Omaha Airport Auth., Airport Facs. Rev. Bonds, Series 2024, AMT, 5.00% 12/15/2035	1,250	1,359
		13,566
Nevada 1.08%
Dept. of Business and Industry, Lease Rev. Bonds (Somerset Academy), Series 2018-A, 4.50% 12/15/2029[1]	380	381
Dept. of Business and Industry, Rev. Bonds (Brightline West Passenger Rail Project), Series 2020-A-4, AMT, 8.125% 1/1/2050 (put 8/15/2025)	2,015	2,072
County of Clark, Airport System Rev. Notes, Series 2021-B, AMT, 5.00% 7/1/2025	1,035	1,042
County of Clark, Limited Tax G.O. Park Improvement Bonds, Series 2018, 5.00% 12/1/2031	600	642
County of Clark, Limited Tax G.O. Stadium Improvement Bonds, Series 2018-A, 5.00% 6/1/2033	515	544
County of Clark, Limited Tax G.O. Stadium Improvement Bonds, Series 2018-A, 5.00% 6/1/2043	1,500	1,551
Highway Rev. Improvement and Rev. Ref. Bonds (Motor Vehicle Fuel Tax), Series 2016, 5.00% 12/1/2025	2,000	2,037
Housing Division, Multi Unit Housing Rev. Bonds (Carville Park Apartments), Series 2024, 5.00% 7/1/2028 (put 7/1/2027)	365	378
City of Las Vegas, Special Improvement Dist. No. 818 (Summerlin Village 27), Local Improvement Bonds, Series 2024, 4.50% 12/1/2031	775	791
City of Las Vegas, Special Improvement Dist. No. 817 (Summerlin Village 29), Local Improvement Bonds, Series 2023, 5.50% 6/1/2038	375	392
City of Las Vegas, Special Improvement Dist. No. 612 (Skye Hills), Local Improvement Bonds, Series 2020, 3.75% 6/1/2042	945	773
City of Las Vegas, Special Improvement Dist. No. 816 (Summerlin Village 22), Local Improvement Bonds, Series 2021, 3.125% 6/1/2046	470	351
Las Vegas Convention and Visitors Auth., Convention Center Expansion and Renovation Rev. Bonds, Series 2022-B, 5.00% 7/1/2032	2,000	2,230
Las Vegas Convention and Visitors Auth., Convention Center Expansion and Renovation Rev. Bonds, Series 2023-A, 5.00% 7/1/2037	800	886
Las Vegas Convention and Visitors Auth., Convention Center Expansion and Renovation Rev. Bonds, Series 2023-A, 5.00% 7/1/2038	350	386
Las Vegas Convention and Visitors Auth., Convention Center Expansion Rev. Bonds, Series 2018-B, 5.00% 7/1/2043	5,000	5,164
Las Vegas Valley Water Dist., Limited Tax G.O. Water Improvement and Rev. Ref. Bonds, Series 2016-A, 5.00% 6/1/2036	1,700	1,737
Las Vegas Valley Water Dist., Limited Tax G.O. Water Improvement Bonds, Series 2022-A, 4.00% 6/1/2035	500	515
Las Vegas Valley Water Dist., Limited Tax G.O. Water Rev. Ref. Bonds, Series 2015-C, 5.00% 9/15/2027	4,110	4,163
City of North Las Vegas, Special Improvement Dist. No. 65 (Northern Beltway Commercial Area), Local Improvement Bonds, Series 2017, 4.00% 12/1/2027[1]	300	298
Reno-Tahoe Airport Auth., Rev. Bonds, Series 2024-A, AMT, 5.00% 7/1/2030	1,095	1,161
Reno-Tahoe Airport Auth., Rev. Bonds, Series 2024-A, AMT, 5.00% 7/1/2031	875	936
City of Sparks, Special Improvement Dist. No. 1 (5 Ridges), Local Improvement Bonds, Series 2024, 5.00% 6/1/2039	435	445
		28,875

61	Capital Group Fixed Income ETF Trust

Capital Group Municipal Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
New Hampshire 2.02%
Health and Education Facs. Auth., Education Loan Rev. Bonds (Granite Edvance Corp. Issue), Series 2024-B, AMT, 4.00% 11/1/2044	USD 265	$248
Health and Education Facs. Auth., Education Loan Rev. Bonds (New Hampshire Higher Education Loan Corp. Issue), Series 2023-B, AMT, 5.00% 11/1/2043	510	523
Housing Fin. Auth., Single Family Mortgage Acquisition Rev. Bonds, Series 2024-E, 6.25% 7/1/2055	3,345	3,738
Housing Fin. Auth., Single Family Mortgage Rev. Bonds, Series 2023-B, 6.00% 1/1/2055	200	214
Housing Fin. Auth., Single Family Mortgage Rev. Bonds, Series 2023-C, 6.25% 1/1/2055	1,000	1,080
National Fin. Auth., Affordable Housing Certs., Series 2024-1, Class A, 4.15% 10/20/2040 (put 10/1/2034)	3,035	2,968
National Fin. Auth., Lease Rent Rev. Bonds (Centurion Foundation Woodway Drive, LLC), Series 2024-A, 4.53% 10/15/2034[1]	3,250	3,252
National Fin. Auth., Municipal Certs., Series 2020-1, Class A, 4.125% 1/20/2034	1,451	1,441
National Fin. Auth., Municipal Certs., Series 2022-1, Class A, 4.375% 9/20/2036	5,031	5,000
National Fin. Auth., Municipal Certs., Series 2022-2, Class A, 4.00% 10/20/2036	2,960	2,855
National Fin. Auth., Municipal Certs., Series 2023-2, Class A, 3.875% 1/20/2038	1,033	979
National Fin. Auth., Municipal Certs., Series 2024-4, Class A-CA, 3.926% 7/20/2039[3]	3,412	3,309
National Fin. Auth., Municipal Certs., Series 2024-2, Class X, 3.625% 8/20/2039	1,594	1,488
National Fin. Auth., Municipal Certs., Series 2024-4, Class A-US, 4.18% 11/20/2039[3]	3,800	3,727
National Fin. Auth., Municipal Certs., Series 2024-4, Class B-CA, 3.926% 7/20/2040[3]	750	680
National Fin. Auth., Municipal Certs., Series 2024-1, Class A, 4.25% 7/20/2041	1,081	1,051
National Fin. Auth., Municipal Certs., Series 2024-3, Class A, 4.035% 10/20/2041[3]	8,365	7,920
National Fin. Auth., Municipal Certs., Series 2024-4, Class B-US, 4.18% 5/20/2042[3]	350	317
National Fin. Auth., Resource Recovery Rev. Ref. Bonds (Covanta Project), Series 2018-A, AMT, 4.00% 11/1/2027[1]	500	492
National Fin. Auth., Resource Recovery Rev. Ref. Bonds (Covanta Project), Series 2018-B, 4.625% 11/1/2042[1]	3,000	2,788
National Fin. Auth., Rev. Bonds (Adventist Health Energy Projects), Series 2024-C, 5.25% 7/1/2049	2,650	2,753
National Fin. Auth., Special Rev. Bonds (Grand Prairie Project), Series 2024, 5.875% 12/15/2032[1]	5,000	4,895
National Fin. Auth., Specialty Pharmacy Rev. Bonds (University Hospitals Home Care Services, Inc.), Series 2024-A, 5.625% 12/15/2033[1]	1,285	1,310
National Fin. Auth., Specialty Pharmacy Rev. Bonds (University Hospitals Home Care Services, Inc.), Series 2024-A, 6.25% 12/15/2038[1]	720	745
		53,773
New Jersey 1.99%
Econ. Dev. Auth., Municipal Rehabilitation Rev. Ref. Bonds, Series 2019-A, 5.25% 4/1/2028[2]	2,715	2,894
Econ. Dev. Auth., Rev. Ref. Bonds (Provident Group - Rowan Properties, LLC - Rowan University Student Housing Project), Series 2015-A, 5.00% 1/1/2035	375	373
Econ. Dev. Auth., School Facs. Construction Bonds, Series 2018-EEE, 5.00% 6/15/2028	3,000	3,180
Econ. Dev. Auth., Special Fac. Rev. Bonds (Continental Airlines, Inc. Project), Series 1999, AMT, 5.25% 9/15/2029	2,570	2,573
County of Gloucester, Improvement Auth., Rev. Ref. Bonds (Rowan University Project), Series 2017-A, Assured Guaranty Municipal insured, 5.00% 11/1/2028	1,750	1,808
Health Care Facs. Fncg. Auth., Rev. Ref. Bonds (Hackensack Meridian Health Obligated Group Issue), Series 2017-A, 5.00% 7/1/2032	500	520
Health Care Facs. Fncg. Auth., Rev. Ref. Bonds (RWJ Barnabas Health Obligated Group Issue), Series 2016-A, 5.00% 7/1/2033	610	623
Higher Education Student Assistance Auth., Student Loan Rev. and Rev. Ref. Bonds, Series 2022, AMT, 4.00% 12/1/2041	485	477
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2019-B, AMT, 3.25% 12/1/2039	185	173
Higher Education Student Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2023-B, AMT, 4.00% 12/1/2044	900	848
Higher Education Student Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2024-B, AMT, 4.25% 12/1/2045	595	582
Housing and Mortgage Fin. Agcy., Single Family Housing Rev. Bonds, Series 2020-E, 3.50% 4/1/2051	345	342
Housing and Mortgage Fin. Agcy., Single Family Housing Rev. Bonds, Series 2020-H, 3.00% 10/1/2052	2,180	2,112
Housing and Mortgage Fin. Agcy., Single Family Housing Rev. Bonds, Series 2023-J, 5.50% 4/1/2053	1,470	1,564
County of Hudson, Jersey City Municipal Utilities Auth., Sewer Project Notes, Series 2024-B, 5.00% 5/1/2025	85	85
Transportation Trust Fund Auth., Transportation Program Bonds, Series 2023-AA, 5.00% 6/15/2035	600	669
Transportation Trust Fund Auth., Transportation Program Bonds, Series 2023-BB, 5.00% 6/15/2037	600	665
Transportation Trust Fund Auth., Transportation Program Bonds, Series 2024-CC, 5.00% 6/15/2039	6,000	6,660
Transportation Trust Fund Auth., Transportation System Bonds, Series 2004-A, FGIC-National insured, 5.75% 6/15/2025	5,580	5,642
Transportation Trust Fund Auth., Transportation System Bonds, Series 2019-A, 5.00% 12/15/2027	500	527
Transportation Trust Fund Auth., Transportation System Bonds, Series 2021-A, 5.00% 6/15/2028	1,350	1,433
Transportation Trust Fund Auth., Transportation System Bonds, Series 2024-A, 5.00% 6/15/2034	6,590	7,464
Transportation Trust Fund Auth., Transportation System Bonds, Series 2018-A, 5.00% 12/15/2036	500	524

Capital Group Fixed Income ETF Trust	62

Capital Group Municipal Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
New Jersey (continued)
Transportation Trust Fund Auth., Transportation System Bonds, Capital Appreciation Bonds, Series 2006-C, AMBAC insured, 0% 12/15/2026	USD 500	$469
Transportation Trust Fund Auth., Transportation System Bonds, Capital Appreciation Bonds, Series 2006-C, AMBAC insured, 0% 12/15/2028	455	398
Transportation Trust Fund Auth., Transportation System Bonds, Capital Appreciation Bonds, Series 2006-C, AMBAC insured, 0% 12/15/2035	550	360
Transportation Trust Fund Auth., Transportation System Bonds, Capital Appreciation Bonds, Series 2010-A, 0% 12/15/2040	10,000	5,137
Turnpike Auth., Turnpike Rev. Bonds, Series 2015-E, 5.00% 1/1/2045	4,960	4,960
		53,062
New Mexico 0.20%
Aspire Public Improvement Dist., Special Levy Rev. Bonds, Series 2024, 5.05% 10/1/2044	550	540
City of Farmington, Pollution Control Rev. Ref. Bonds (Public Service Co. of San Juan and Four Corners Projects), Series 2016-B, 2.15% 4/1/2033	1,750	1,423
City of Farmington, Pollution Control Rev. Ref. Bonds (Public Service Co. of San Juan Project), Series 2010-C, 3.875% 6/1/2040 (put 6/1/2029)	450	455
Hospital Equipment Loan Council, Hospital System Rev. Bonds (Presbyterian Healthcare Services), Series 2017-A, 4.00% 8/1/2037	1,315	1,273
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2020-A, Class I, 3.50% 1/1/2051	1,545	1,532
		5,223
New York 5.80%
City of Albany Capital Resource Corp., Rev. Bonds (Kipp Capital Region Public Charter Schools Project), Series 2024, 4.50% 6/1/2044	400	390
Town of Brookhaven Local Dev. Corp., Rev. Ref. Bonds (Active Retirement Community, Inc.), Series 2016, 5.25% 11/1/2030	830	853
Brooklyn Arena Local Dev. Corp., PILOT Rev. Ref. Bonds (Barclays Center), Series 2016-A, 5.00% 7/15/2026	1,170	1,195
Brooklyn Arena Local Dev. Corp., PILOT Rev. Ref. Bonds (Barclays Center), Series 2016-A, 5.00% 7/15/2042	500	506
Build NYC Resource Corp., Rev. Bonds (East Harlem Scholars Academy Charter School Project), Series 2022, 5.00% 6/1/2032[1]	250	262
Build NYC Resource Corp., Rev. Ref. Bonds (Albert Einstein School of Medicine, Inc. Project), Series 2015, 5.50% 9/1/2045[1]	490	490
Dormitory Auth., Rev. Bonds (White Plains Hospital Obligated Group), Series 2024, 5.00% 10/1/2033	1,100	1,193
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-A, 4.00% 3/15/2037	1,000	1,018
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2024-A, 5.00% 3/15/2040	1,910	2,113
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2021-E, 4.00% 3/15/2042	1,110	1,104
Dormitory Auth., State Sales Tax Rev. Bonds, Series 2018-E, 5.00% 3/15/2039	755	790
Energy Research and Dev. Auth., Pollution Control Rev. Bonds (New York State Electric & Gas Corp. Project), Series 2004-C, 4.00% 4/1/2034	120	122
Environmental Facs. Corp., Solid Waste Disposal Rev. Bonds (Casella Waste Systems, Inc. Project), Series 2014-R-2, AMT, 3.125% 12/1/2044 (put 6/1/2026)[1]	500	492
Environmental Facs. Corp., Solid Waste Disposal Rev. Bonds (Casella Waste Systems, Inc. Project), Series 2022-R-2, AMT, 5.125% 9/1/2050 (put 9/3/2030)[1]	500	520
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2020-L-1, 2.10% 11/1/2035	2,000	1,592
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2023-A-2, 3.60% 11/1/2062 (put 5/1/2027)	720	720
Liberty Dev. Corp., Liberty Rev. Ref. Green Bonds (4 World Trade Center Project), Series 2021-A, 2.875% 11/15/2046	995	738
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2021-A-1, 4.00% 11/15/2045	1,805	1,720
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2017-D, 5.00% 11/15/2035	2,600	2,703
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-C-1, 5.00% 11/15/2028	3,305	3,499
County of Monroe, Industrial Dev. Agcy., Multi Family Housing Rev. Bonds (Andrews Terrace Community Partners, L.P. Project), Series 2023-B-1, 5.00% 7/1/2028 (put 7/1/2026)	1,175	1,218
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 213, 4.25% 10/1/2047	270	271
New York City G.O. Bonds, Series 2023-F-1, 5.00% 8/1/2025	110	111
New York City G.O. Bonds, Series 2009-B-3, 5.00% 9/1/2027	4,000	4,218
New York City G.O. Bonds, Series 2025-C-1, 5.00% 9/1/2031	1,500	1,674
New York City G.O. Bonds, Series 2025-A, 5.00% 8/1/2032	5,000	5,633
New York City G.O. Bonds, Series 2022-B-1, 5.00% 8/1/2036	1,750	1,938
New York City G.O. Bonds, Series 2023-1, 5.00% 8/1/2036	565	633
New York City G.O. Bonds, Series 2020-D-1, 5.00% 3/1/2039	5,325	5,686

63	Capital Group Fixed Income ETF Trust

Capital Group Municipal Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
New York (continued)
New York City G.O. Bonds, Series 2024-C, 5.00% 3/1/2042	USD 1,005	$1,101
New York City Health and Hospitals Corp., Health System Bonds, Series 2020-A, 3.00% 2/15/2026	1,440	1,439
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Dev. Bonds), Series 2020-A-1-B, 2.05% 11/1/2031	530	453
New York City Housing Dev. Corp., Multi Family Housing Rev. Green Bonds (Sustainable Dev. Bonds), Series 2021-F-1, 2.40% 11/1/2046	500	340
New York City Housing Dev. Corp., Multi Family Mortgage Rev. Bonds (8 Spruce Street), Series 2024-F, 5.25% 12/15/2031[1]	900	920
New York City Industrial Dev. Agcy., PILOT Rev. Ref. Bonds (Queens Baseball Stadium Project), Series 2021-A, Assured Guaranty Municipal insured, 5.00% 1/1/2031	2,250	2,466
New York City Industrial Dev. Agcy., PILOT Rev. Ref. Bonds (Queens Baseball Stadium Project), Series 2021-A, Assured Guaranty Municipal insured, 2.00% 1/1/2038	2,375	1,751
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2020-CC-1, 4.00% 6/15/2037	750	762
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2020-DD-3, 4.00% 6/15/2042	1,170	1,164
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2015-E-1, 5.00% 2/1/2030	500	501
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2025-A-1, 5.00% 11/1/2030	3,000	3,328
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2016-B-1, 5.00% 11/1/2034	500	506
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2021-C-1, 4.00% 5/1/2035	645	664
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2025-D, 5.00% 5/1/2037	2,020	2,292
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2024-D, 5.00% 11/1/2037	1,000	1,126
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2024-D, 5.00% 11/1/2038	1,000	1,123
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2025-A, 5.00% 11/1/2038	14,395	16,244
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2025-A, 5.00% 11/1/2039	9,400	10,572
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2024-D, 5.00% 11/1/2041	2,025	2,235
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2024-G, 5.00% 5/1/2042	2,085	2,290
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-C-C1, 5.00% 5/1/2032	3,000	3,377
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-D, 5.00% 5/1/2036	1,745	1,988
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2020, Series 2020-A-2, 5.00% 5/1/2039	530	558
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-D, 5.00% 5/1/2041	2,000	2,216
Oneida Indian Nation, Tax Rev. Bonds, Series 2024-B, 6.00% 9/1/2043[1]	465	508
Port Auth., Consolidated Bonds, Series 246, AMT, 5.00% 9/1/2028	2,000	2,104
Port Auth., Consolidated Bonds, Series 227, AMT, 3.00% 10/1/2028	1,000	965
Port Auth., Consolidated Bonds, Series 221, AMT, 4.00% 7/15/2038	900	894
Port Auth., Consolidated Bonds, Series 221, AMT, 4.00% 7/15/2039	1,120	1,101
County of Rockland, Industrial Dev. Agcy., Multi Family Housing Rev. Bonds (Rockland Gardens Project), Series 2023, 4.65% 5/1/2027 (put 5/1/2025)	600	600
Suffolk County Econ. Dev. Corp., Rev. Bonds (Peconic Landing at Southold, Inc. Project), Series 2019-B, 5.00% 12/1/2034	1,000	1,038
Suffolk Regional Off-Track Betting Corp., Rev. Bonds, Series 2024, 5.75% 12/1/2044	1,000	1,034
Sullivan County Infrastructure Local Dev. Corp., Rev. Bonds (Adelaar Infrastructure Project), Series 2016-A-1, 4.85% 11/1/2031[1]	870	877
Sullivan County Infrastructure Local Dev. Corp., Rev. Bonds (Adelaar Infrastructure Project), Series 2016-D-2, 5.35% 11/1/2049[1]	1,050	1,053
Thruway Auth., General Rev. Bonds, Series 2021-O, 4.00% 1/1/2040	1,000	1,003
Thruway Auth., Personal Income Tax Rev. Bonds, Series 2021-A-1, 5.00% 3/15/2025 (escrowed to maturity)	1,000	1,004
Thruway Auth., Personal Income Tax Rev. Bonds, Series 2021-A-1, 4.00% 3/15/2036	1,125	1,148
Thruway Auth., Personal Income Tax Rev. Bonds, Series 2022-A-1, 5.00% 3/15/2041	1,010	1,100
Transportation Dev. Corp., Special Fac. Rev. Bonds (American Airlines, Inc. John F. Kennedy International Airport Project), Series 2021, AMT, 2.25% 8/1/2026	555	540
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2020-A, AMT, 5.00% 12/1/2028	1,000	1,042
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2020-C, 5.00% 12/1/2033	500	537
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2020-C, 5.00% 12/1/2034	2,225	2,381
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2022, AMT, 5.00% 12/1/2041	750	775
Transportation Dev. Corp., Special Fac. Rev. Ref. Bonds (American Airlines, Inc. John F. Kennedy International Airport Project), Series 2016, AMT, 5.00% 8/1/2026	260	260
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2018, AMT, 5.00% 1/1/2029	2,000	2,064

Capital Group Fixed Income ETF Trust	64

Capital Group Municipal Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
New York (continued)
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2020, AMT, 4.00% 10/1/2030	USD 2,500	$2,483
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2018, AMT, 5.00% 1/1/2033	1,500	1,538
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2023, AMT, 6.00% 4/1/2035	3,000	3,343
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2020, AMT, 5.00% 10/1/2035	1,870	1,940
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2020, AMT, 5.00% 10/1/2040	2,150	2,200
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2020, AMT, 4.375% 10/1/2045	3,000	2,860
Transportation Dev. Corp., Special Facs. Rev. Green Bonds (John. F. Kennedy International Airport New Terminal One Project), Series 2023, AMT, Assured Guaranty Municipal insured, 5.50% 6/30/2042	1,000	1,077
Transportation Dev. Corp., Special Facs. Rev. Green Bonds (John. F. Kennedy International Airport New Terminal One Project), Series 2024, AMT, 5.25% 6/30/2044	1,000	1,054
Triborough Bridge and Tunnel Auth., General Rev. Bonds (MTA Bridges and Tunnels), Series 2023-B-1, 5.00% 11/15/2040	1,000	1,108
Triborough Bridge and Tunnel Auth., Payroll Mobility Tax Rev. Ref. Green Bonds (MTA Bridges and Tunnels), Series 2023-A, 5.00% 11/15/2034	550	626
City of Troy Capital Resource Corp., Rev. Ref. Bonds (Rensselaer Polytechnic Institute Project), Series 2020-A, 5.00% 9/1/2039	1,500	1,595
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-C, 4.00% 3/15/2037	1,000	1,018
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-E, 4.00% 3/15/2038	1,500	1,518
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-C, 5.00% 3/15/2038	1,130	1,221
Urban Dev. Corp., State Sales Tax Rev. Bonds, Series 2019-A, 5.00% 3/15/2039	5,000	5,318
Utility Debt Securitization Auth., Restructuring Bonds, Series 2023-TE-1, 5.00% 12/15/2041	840	949
		154,694
North Carolina 1.08%
City of Charlotte, Charlotte Douglas International Airport, Airport Rev. Bonds, Series 2019-B, AMT, 5.00% 7/1/2030	500	527
Educational Assistance Auth., Student Loan Rev. Bonds, Series 2023-A, AMT, 5.00% 6/1/2043	110	110
Grant Anticipation Rev. Vehicle Bonds, Series 2021, 4.00% 3/1/2035	5,000	5,111
Hospital Auth., Health Care Rev. Ref. Bonds (Charlotte-Mecklenburg Hospital), Series 2016-A, 5.00% 1/15/2034	4,200	4,267
Housing Fin. Agcy., Home Ownership Rev. Bonds (1998 Trust Agreement), Series 49, 6.00% 7/1/2053	6,050	6,411
Housing Fin. Agcy., Home Ownership Rev. Bonds, Series 50, 5.50% 1/1/2054	685	728
Housing Fin. Agcy., Home Ownership Rev. Bonds (1998 Trust Agreement), Series 53-A, 6.25% 1/1/2055	550	597
Housing Fin. Agcy., Home Ownership Rev. Bonds (1998 Trust Agreement), Series 54-A, 6.25% 1/1/2055	1,610	1,789
Housing Fin. Agcy., Home Ownership Rev. Bonds (1998 Trust Agreement), Series 55-A, 6.25% 7/1/2055	1,855	2,037
Housing Fin. Agcy., Home Ownership Rev. Ref. Bonds, Series 42, 4.00% 1/1/2050	540	541
Housing Fin. Corp., Multi Family Housing Rev. Bonds (Weaver-PPM Portfolio), Series 2024, 4.00% 3/1/2028 (put 3/1/2027)[2]	1,350	1,364
Medical Care Commission, Retirement Facs. First Mortgage Rev. Bonds (Lutheran Retirement Ministries Project), Series 2019-A, 5.00% 1/1/2038	800	818
Medical Care Commission, Retirement Facs. First Mortgage Rev. Bonds (Penick Village Project), Series 2024-B-3, 4.25% 9/1/2028	565	565
Medical Care Commission, Retirement Facs. First Mortgage Rev. Bonds (Penick Village Project), Series 2024-B-2, 4.50% 9/1/2029	115	115
Medical Care Commission, Retirement Facs. First Mortgage Rev. Bonds (Penick Village Project), Series 2024-B-1, 4.75% 9/1/2029	85	85
Medical Care Commission, Retirement Facs. First Mortgage Rev. Bonds (Penick Village Project), Series 2024-A, 5.00% 9/1/2034	900	922
Medical Care Commission, Retirement Facs. First Mortgage Rev. Bonds (The United Methodist Retirement Homes Project), Series 2024-A, 5.00% 10/1/2039	500	526
Town of Morehead City, Multi Family Housing Rev. Bonds (Elijah’s Landing), Series 2024, 4.05% 1/1/2028 (put 1/1/2027)	1,360	1,375
Raleigh-Durham Airport Auth., Airport Rev. Ref. Bonds, Series 2020-A, AMT, 5.00% 5/1/2025	515	518
Turnpike Auth., Triangle Expressway System, Appropriation Rev. Bonds, Capital Appreciation Bonds, Series 2019, 0% 1/1/2043	560	251
		28,657

65	Capital Group Fixed Income ETF Trust

Capital Group Municipal Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
North Dakota 0.34%
County of Cass, Joint Water Resource Dist., Temporary Rev. Ref. Improvement Bonds, Series 2024-A, 3.45% 4/1/2027	USD 300	$298
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2018-A, 4.00% 1/1/2049	2,250	2,251
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2021-A, 3.00% 1/1/2052	1,155	1,131
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2021-B, 3.00% 7/1/2052	2,065	1,995
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2023-A, 5.75% 7/1/2053	680	717
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2023-D, 5.75% 1/1/2054	115	122
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2024-D, 6.00% 7/1/2055	1,860	2,064
County of Ward, Health Care Facs. Rev. Bonds (Trinity Obligated Group), Series 2017-C, 5.00% 6/1/2038	500	504
		9,082
Ohio 2.39%
Air Quality Dev. Auth. Rev. Ref. Bonds, (American Electric Power Co. Project), Series 2005-C, AMT, 3.70% 4/1/2028	4,015	3,974
Air Quality Dev. Auth. Rev. Ref. Bonds, (American Electric Power Co. Project), Series 2005-A, AMT, 3.75% 1/1/2029	1,000	989
Air Quality Dev. Auth., Air Quality Dev. Rev. Ref. Bonds (Duke Energy Corp. Project), Series 2022-B, AMT, 4.25% 11/1/2039 (put 6/1/2027)	1,000	1,009
Air Quality Dev. Auth., Air Quality Rev. Ref. Bonds (American Electric Co. Project), Series 2007-B, AMT, 2.50% 11/1/2042 (put 10/1/2029)	1,000	925
Air Quality Dev. Auth., Air Quality Rev. Ref. Bonds (Ohio Valley Electric Corp. Project), Series 2019-A, 3.25% 9/1/2029	3,015	2,922
Air Quality Dev. Auth., Exempt Facs. Rev. Bonds (Pratt Paper (OH), LLC Project), Series 2017, AMT, 3.75% 1/15/2028[1]	855	852
Air Quality Dev. Auth., Exempt Facs. Rev. Bonds (Pratt Paper (OH), LLC Project), Series 2017, AMT, 4.25% 1/15/2038[1]	5,000	4,926
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-Backed Rev. Ref. Bonds, Series 2020-A-2, Class 1, 5.00% 6/1/2033	750	789
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-Backed Rev. Ref. Bonds, Series 2020-B-2, 5.00% 6/1/2055	2,200	1,953
County of Butler, Port Auth. Econ. Dev. Facs., Rev. Ref. Bonds (Community First Solutions), Series 2021-A, 4.00% 5/15/2046	1,000	872
Cleveland-Cuyahoga Port Auth., Lease Rev. Ref. and Improvement Bonds (Constellation Schools Project), Series 2024-A, 5.25% 1/1/2034[1]	750	740
Cleveland-Cuyahoga Port Auth., Tax Increment Fncg. Rev. and Rev. Ref. Bonds (Flats East Bank Project), Series 2021-A, 4.00% 12/1/2055[1]	250	207
Columbus-Franklin County Fin. Auth., Multi Family Housing Rev. Bonds (Dering Family Homes Project), Series 2023, 5.00% 7/1/2045 (put 2/1/2027)	800	821
County of Cuyahoga, Metropolitan Housing Auth., Multi Family Housing Rev. Bonds (Wade Park Apartments), Series 2022, 4.75% 12/1/2027 (put 12/1/2025)	460	465
County of Franklin, Health Care Facs. Rev. Ref. Bonds (Ohio Living Communities), Series 2022, 4.00% 7/1/2033	2,000	1,934
County of Franklin, Health Care Facs. Rev. Ref. Bonds (Ohio Living Communities), Series 2022, 4.00% 7/1/2036	2,000	1,865
County of Franklin, Hospital Facs. Rev. Bonds (OhioHealth Corp.), Series 2015, 5.00% 5/15/2045	1,860	1,864
County of Franklin, Hospital Facs. Rev. Ref. Bonds (Nationwide Children’s Hospital), Series 2016-C, 5.00% 11/1/2031	540	599
County of Franklin, Hospital Facs. Rev. Ref. Bonds (Nationwide Children’s Hospital), Series 2016-C, 4.00% 11/1/2040	1,000	977
County of Hamilton, Metropolitan Sewer Dist. of Greater Cincinnati, Sewer System Rev. Ref. Bonds, Series 2024-B, 5.00% 12/1/2030	3,250	3,612
County of Hamilton, Metropolitan Sewer Dist. of Greater Cincinnati, Sewer System Rev. Ref. Bonds, Series 2024-B, 5.00% 12/1/2031	1,000	1,126
Higher Educational Facs. Commission, Hospital Parking Rev. Bonds (University Circle, Inc. 2020 Project), Series 2020, 5.00% 1/15/2038	2,265	2,355
Hospital Facs. Rev. Bonds (Children’s Hospital Medical Center of Akron), Series 2024-B, 5.00% 8/15/2054 (put 8/15/2032)	3,000	3,288
Hospital Rev. Bonds (Aultman Health Foundation), Series 2018, 5.00% 12/1/2033[1]	420	420
Hospital Rev. Bonds (Aultman Health Foundation), Series 2018, 5.00% 12/1/2038[1]	250	244
Hospital Rev. Ref. Bonds (Cleveland Clinic Health System Obligated Group), Series 2017-A, 3.25% 1/1/2035	1,000	949
Housing Fin. Agcy., Multi Family Housing Rev. Bonds (Robert Cassidy Manor Project), Series 2023, 5.00% 4/1/2026 (put 4/1/2025)	475	477
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2019-A, 4.50% 9/1/2049	2,600	2,619
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2023-A, 5.50% 3/1/2053	960	1,008

Capital Group Fixed Income ETF Trust	66

Capital Group Municipal Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Ohio (continued)
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2024-A, 6.25% 3/1/2055	USD 750	$816
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2024-B, 6.25% 3/1/2055	2,485	2,721
Miami University, General Receipts and Rev. Ref. Bonds, Series 2024-A, 5.00% 9/1/2038	1,000	1,127
County of Montgomery, Hospital Facs. Rev. Bonds (Dayton Children’s Hospital), Series 2021, 4.00% 8/1/2037	2,100	2,117
Ohio State University, General Receipts Green Bonds (Multiyear Debt Issuance Program II), Series 2023-B, 5.00% 12/1/2034	1,250	1,416
Private Activity Bonds (Portsmouth Bypass Project), Series 2015, AMT, 5.00% 12/31/2025	1,300	1,307
County of Warren, Healthcare Facs., Improvement and Rev. Ref. Bonds (Otterbein Homes Obligated Group), Series 2024, 5.00% 7/1/2033	975	1,065
County of Warren, Healthcare Facs., Improvement and Rev. Ref. Bonds (Otterbein Homes Obligated Group), Series 2024, 5.00% 7/1/2034	900	986
County of Warren, Healthcare Facs., Improvement and Rev. Ref. Bonds (Otterbein Homes Obligated Group), Series 2024, 5.00% 7/1/2036	1,130	1,220
County of Warren, Healthcare Facs., Improvement and Rev. Ref. Bonds (Otterbein Homes Obligated Group), Series 2024, 5.00% 7/1/2037	1,000	1,076
County of Warren, Healthcare Facs., Improvement and Rev. Ref. Bonds (Otterbein Homes Obligated Group), Series 2024, 5.00% 7/1/2038	775	831
County of Warren, Healthcare Facs., Rev. Ref. Bonds (Otterbein Homes Obligated Group), Series 2019-A, 5.00% 7/1/2027	740	770
County of Warren, Healthcare Facs., Rev. Ref. Bonds (Otterbein Homes Obligated Group), Series 2016-A, 5.00% 7/1/2033	875	891
County of Warren, Healthcare Facs., Rev. Ref. Bonds (Otterbein Homes Obligated Group), Series 2016-A, 5.00% 7/1/2034	1,000	1,017
County of Warren, Healthcare Facs., Rev. Ref. Bonds (Otterbein Homes Obligated Group), Series 2016-A, 5.00% 7/1/2035	1,000	1,015
County of Warren, Healthcare Facs., Rev. Ref. Bonds (Otterbein Homes Obligated Group), Series 2016-A, 5.00% 7/1/2036	580	589
		63,745
Oklahoma 0.34%
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds (Homeownership Loan Program), Series 2023-C, 6.00% 3/1/2054	760	825
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds (Homeownership Loan Program), Series 2024-A, 6.00% 9/1/2054	1,745	1,909
Norman Regional Hospital Auth., Hospital Rev. Ref. Bonds (Norman Regional Hospital Auth. Obligated Group), Series 2017, 5.00% 9/1/2037	1,390	1,329
Oklahoma City Water Utilities Trust, Water and Sewer System Rev. Ref. Bonds, Series 2016, 4.00% 7/1/2042 (preref. 7/1/2026)	2,000	2,030
Oklahoma City Water Utilities Trust, Water and Sewer System Rev. Ref. Bonds, Series 2016, 4.00% 7/1/2046 (preref. 7/1/2026)	2,000	2,030
Trustees of the Tulsa Municipal Airport Trust, Rev. Ref. Bonds, Series 2015, AMT, 5.00% 6/1/2035 (put 6/1/2025)	1,000	1,004
		9,127
Oregon 1.02%
Dept. of Administrative Services, State Lottery Rev. Ref. Bonds, Series 2024-A, 5.00% 4/1/2025	1,215	1,221
G.O. Bonds, Series 2021-A, 5.00% 5/1/2026	1,050	1,079
G.O. Bonds (Article XI-Q State Projects), Series 2023-A, 5.00% 5/1/2034	500	568
G.O. Bonds (Article XI-Q State Projects), Series 2023-A, 5.00% 5/1/2039	1,500	1,669
G.O. Bonds (Higher Education), Series 2015-O, 5.00% 8/1/2030 (preref. 8/1/2025)	1,820	1,840
G.O. Bonds (Veteran’s Welfare Bonds Series 111), Series 2023-E, 5.50% 12/1/2053	250	266
Housing and Community Services Dept., Mortgage Rev. Bonds (Single Family Mortgage Program), Series 2024-C, 6.50% 7/1/2054	2,600	2,889
County of Multnomah, Hospital Facs. Auth., Rev. and Rev. Ref. Green Bonds (Exempt Terwilliger Plaza - Parkview Project), Series 2021-A, 4.00% 12/1/2041	765	649
Port of Portland, Portland International Airport Rev. Green Bonds, Series 30-A, AMT, 5.25% 7/1/2041	3,165	3,429
Port of Portland, Portland International Airport Rev. Ref. Bonds, Series 30-B, AMT, 5.00% 7/1/2030	2,990	3,185
Port of Portland, Portland International Airport Rev. Ref. Bonds, Series 30-B, AMT, 5.00% 7/1/2031	3,155	3,390

67	Capital Group Fixed Income ETF Trust

Capital Group Municipal Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Oregon (continued)
Port of Portland, Portland International Airport Rev. Ref. Bonds, Series 30-B, AMT, 5.00% 7/1/2032	USD 3,260	$3,527
Dept. of Transportation, Grant Anticipation Rev. Bonds, Series 2024, 5.00% 5/15/2031	1,495	1,670
Dept. of Transportation, Highway User Tax Rev. Ref. Bonds, Series 2024-A, 5.00% 11/15/2031	1,705	1,921
		27,303
Pennsylvania 2.74%
County of Adams, General Auth. Rev. Bonds (The Brethren Home Community Project), Series 2024-A, 5.00% 6/1/2044	2,350	2,434
County of Allegheny, Hospital Dev. Auth., Rev. Bonds, (University of Pittsburgh Medical Center Issue), Series 2019-A, 4.00% 7/15/2038	1,000	987
County of Allegheny, Hospital Dev. Auth., UPMC Rev. Bonds, Series 2019-A, 4.00% 7/15/2037	3,270	3,257
City of Allentown, Neighborhood Improvement Zone Dev. Auth., Tax Rev. Bonds (City Center Project), Series 2024, 5.00% 5/1/2042[1]	450	456
City of Allentown, Neighborhood Improvement Zone Dev. Auth., Tax Rev. Bonds (City Center Ref. Project), Series 2017, 5.00% 5/1/2042[1]	500	500
Berks County Municipal Auth. Rev. Bonds (Tower Health Project), Series 2024-A-3, 5.00% 6/30/2039	3,627	3,501
County of Bucks, Industrial Dev. Auth., Rev. Bonds (Pennswood Village Project), Series 2018-A, 5.00% 10/1/2029	1,130	1,165
County of Bucks, Industrial Dev. Auth., Rev. Bonds (Pennswood Village Project), Series 2018-A, 5.00% 10/1/2030	515	531
County of Bucks, Industrial Dev. Auth., Rev. Bonds (Pennswood Village Project), Series 2018-A, 5.00% 10/1/2031	660	680
County of Chester, Industrial Dev. Auth., Rev. Notes (Avon Grove Charter School Project), Series 2024, 5.00% 3/1/2027	345	351
City of Doylestown, Hospital Auth., Rev. Bonds (Doylestown Hospital), Series 2024, 5.375% 7/1/2039[1]	110	119
Econ. Dev. Fncg. Auth., Private Activity Rev. Bonds (The Penndot Major Bridges Package One Project), Series 2022, AMT, 5.00% 12/31/2030	700	739
Econ. Dev. Fncg. Auth., Private Activity Rev. Bonds (The Penndot Major Bridges Package One Project), Series 2022, AMT, 5.25% 6/30/2035	1,000	1,077
Econ. Dev. Fncg. Auth., Private Activity Rev. Bonds (The Pennsylvania Rapid Bridge Replacement Project), Series 2015, AMT, 5.00% 12/31/2034	500	506
Econ. Dev. Fncg. Auth., Rev. Bonds (Presbyterian Senior Living Project), Series 2023-B-2, 5.00% 7/1/2038	800	841
Econ. Dev. Fncg. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2019-A, AMT, 4.25% 8/1/2038 (put 8/1/2025)	5,000	5,000
Econ. Dev. Fncg. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2021-A-2, AMT, 4.60% 10/1/2046 (put 10/1/2026)	1,000	1,007
Econ. Dev. Fncg. Auth., UPMC Rev. Bonds, Series 2020-A, 4.00% 4/15/2039	500	492
Erie County School Dist., Limited Tax G.O. Bonds, Series 2019-A, Assured Guaranty Municipal insured, 5.00% 4/1/2031	525	560
G.O. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 9/15/2026	560	579
Higher Education Assistance Agcy., Education Loan Rev. Bonds, Series 2023-B, AMT, 4.00% 6/1/2044	280	269
Higher Education Assistance Agcy., Education Loan Rev. Bonds, Series 2024-1A, AMT, 4.125% 6/1/2045	315	306
Higher Educational Facs. Auth., Health System Rev. Bonds (University of Pennsylvania Health System), Series 2015, 5.00% 8/15/2026	500	505
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2017-125-B, 3.65% 10/1/2042	1,000	893
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2018-126-A, 4.00% 10/1/2048	1,960	1,959
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2021-137, 3.00% 10/1/2051	995	960
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2023-141-A, 5.75% 10/1/2053	735	777
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2024-144A, 6.00% 10/1/2054	800	863
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2024-146A, 6.25% 10/1/2054	1,480	1,622
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2024-147-A, 6.25% 10/1/2054	3,000	3,305
County of Lancaster, Hospital Auth., Health Center Rev. Bonds (Masonic Villages Project), Series 2023, 5.125% 11/1/2038	360	383
Lancaster Municipal Auth., Healthcare Facs. Rev. Bonds (Garden Spot Village Project), Series 2024-A, 5.00% 5/1/2031	210	224
Lancaster Municipal Auth., Healthcare Facs. Rev. Bonds (Garden Spot Village Project), Series 2024-A, 5.00% 5/1/2032	305	328
Lancaster Municipal Auth., Healthcare Facs. Rev. Bonds (Garden Spot Village Project), Series 2024-A, 5.00% 5/1/2033	400	432
Lancaster Municipal Auth., Healthcare Facs. Rev. Bonds (Garden Spot Village Project), Series 2024-A, 5.00% 5/1/2034	420	455
County of Monroe, Lease Rental Rev. Bonds (Centurion Foundation Lehigh Valley), Series 2024-A, 5.10% 6/15/2039[4]	4,890	4,811
County of Montgomery, Industrial Dev. Auth., Exempt Facs. Rev. Ref. Bonds (Constellation Energy Generation, LLC Project), Series 2023-C, 4.10% 6/1/2029	1,000	1,021

Capital Group Fixed Income ETF Trust	68

Capital Group Municipal Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Pennsylvania (continued)
County of Montgomery, Industrial Dev. Auth., Health Systems Rev. Bonds (Albert Einstein Healthcare Network Issue), Series 2015-A, 5.25% 1/15/2045 (preref. 1/15/2025)	USD 3,080	$3,082
County of Montgomery, Industrial Dev. Auth., Retirement Communities Rev. Bonds (ACTS Retirement - Life Communities, Inc. Obligated Group), Series 2016, 5.00% 11/15/2033	1,960	2,000
City of Philadelphia, Hospitals and Higher Education Facs. Auth., Hospital Rev. Bonds (Temple University Health System Obligated Group), Series 2017, 5.00% 7/1/2031	1,000	1,019
City of Philadelphia, Hospitals and Higher Education Facs. Auth., Hospital Rev. Bonds (Temple University Health System Obligated Group), Series 2017, 5.00% 7/1/2032	1,000	1,017
City of Philadelphia, Industrial Dev. Auth., Hospital Rev. Bonds (The Children’s Hospital of Philadelphia Project), Series 2017, 5.00% 7/1/2034	980	1,013
Philadelphia School Dist., G.O. Bonds, Series 2019-A, National insured,5.00% 9/1/2026	500	515
Philadelphia School Dist., G.O. Bonds, Series 2016-F, 5.00% 9/1/2028	250	256
Philadelphia School Dist., G.O. Green Bonds, Series 2023-B, 5.25% 9/1/2038	1,000	1,122
Philadelphia School Dist., G.O. Rev. Ref. Bonds, Series 2007-A, FGIC-National insured, 5.00% 6/1/2034	6,000	6,712
Township of West Cornwall, Municipal Auth., Healthcare Facs. Rev. Bonds (Lebanon Valley Brethren Home Project), Series 2021-A, 4.00% 11/15/2036	365	352
Turnpike Commission, Turnpike Rev. Bonds, Series 2019-A, 5.00% 12/1/2027	500	527
Turnpike Commission, Turnpike Rev. Bonds, Series 2024-C, 5.00% 12/1/2038	1,520	1,715
Turnpike Commission, Turnpike Rev. Bonds, Series 2015-A, 5.00% 12/1/2040	9,310	9,318
County of Westmoreland, Industrial Dev. Auth., Health System Rev. Bonds (Excela Health Project), Series 2020-A, 4.00% 7/1/2026	500	499
		73,042
Puerto Rico 2.78%
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2021-B, 5.00% 7/1/2033[1]	500	522
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2020-A, 5.00% 7/1/2035[1]	2,500	2,578
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2022-A, 5.00% 7/1/2037[1]	1,860	1,926
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2021-B, 4.00% 7/1/2042[1]	2,500	2,363
Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 7/1/2017[5]	95	51
Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 7/1/2032[5]	20	11
Electric Power Auth., Power Rev. Bonds, Series 2010-EEE, 6.05% 7/1/2032	2,285	1,240
Electric Power Auth., Power Rev. Bonds, Series 2003-NN, National insured, 4.75% 7/1/2033	320	314
Electric Power Auth., Power Rev. Bonds, Series 2012-A, 5.00% 7/1/2042[5]	695	377
Electric Power Auth., Power Rev. Ref. Bonds, Series 2007-UU, Assured Guaranty Municipal insured, (3-month USD CME Term SOFR x 0.67 + 0.52%) 3.772% 7/1/2029[3]	1,400	1,362
G.O. Restructured Bonds, Series 2022-A-1, 4.00% 7/1/2033	1,532	1,510
G.O. Restructured Bonds, Series 2022-A-1, 4.00% 7/1/2037	8,945	8,636
G.O. Restructured Bonds, Series 2022-A-1, 4.00% 7/1/2041	1,678	1,589
G.O. Restructured Bonds, Series 2022-A-1, 4.00% 7/1/2046	4,843	4,505
G.O. Taxable Bonds, Series 2022, 0% 11/1/2043[3]	19,428	11,924
G.O. Taxable Bonds, Series 2022, 0% 11/1/2051	19,599	12,176
Housing Fin. Auth., Collateralized Multi Family Housing Rev. Bonds (Mirador Las Casas Project), Series 2023-B, 5.00% 3/1/2027 (put 3/1/2026)	475	483
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Hospital Rev. and Rev. Ref. Bonds (Hospital Auxilio Mutuo Obligated Group Project), Series 2021, 5.00% 2033	435	462
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Hospital Rev. and Rev. Ref. Bonds (Hospital Auxilio Mutuo Obligated Group Project), Series 2021, 4.00% 7/1/2041	455	412
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Series 2019-A-2, 4.329% 7/1/2040	16,866	16,657
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Series 2019-A-2, 4.329% 7/1/2040	3,070	3,039
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Capital Appreciation Bonds, Series 2018-A-1, 0% 7/1/2046	6,500	2,102
		74,239
Rhode Island 0.33%
Health and Educational Building Corp., Hospital Fncg. Rev. Bonds (Lifespan Obligated Group Issue), Series 2024, 5.00% 5/15/2034	5,000	5,508
Student Loan Auth., Education Loan Rev. Bonds, Series 2022-A, AMT, 4.125% 12/1/2041	965	924
Student Loan Auth., Education Loan Rev. Bonds, Series 2024-A, AMT, 4.125% 12/1/2043	400	378

69	Capital Group Fixed Income ETF Trust

Capital Group Municipal Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Rhode Island (continued)
Student Loan Auth., Education Loan Rev. Bonds, Series 2024-B, AMT, 4.125% 12/1/2043	USD 845	$811
Student Loan Auth., Student Loan Program Rev. Bonds, Series 2020-A, AMT, 3.625% 12/1/2037	575	541
Tobacco Settlement Fin. Corp., Tobacco Settlement Asset-Backed Bonds, Series 2015-A, 5.00% 6/1/2026	500	502
		8,664
South Carolina 1.57%
County of Dorchester, Summers Corner Improvement Dist., Assessment Rev. Bonds, Series 2023, 4.50% 10/1/2033	210	208
City of Greenville, Housing Auth., Multi Family Housing Rev. Bonds (Cherokee Landing Apartments Project), Series 2023, 5.00% 7/1/2027 (put 7/1/2026)	800	819
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2024-B, 6.00% 1/1/2055	4,165	4,588
Jobs-Econ. Dev. Auth., Environmental Improvement Rev. Ref. Bonds (International Paper Company Project), Series 2023-A, AMT, 4.00% 4/1/2033 (put 4/1/2026)	5,635	5,661
Jobs-Econ. Dev. Auth., Health Care Facs. Rev. Bonds (Beaufort Memorial Hospital & South of Broad Healthcare Project), Series 2024, 5.25% 11/15/2039	500	524
Jobs-Econ. Dev. Auth., Health Care Facs. Rev. Bonds (Novant Health Obligated Group), Series 2024-A, 5.50% 11/1/2045	2,000	2,229
Jobs-Econ. Dev. Auth., Retirement Community Rev. Bonds (Seafields at Kiawah Island Project), Series 2023-B-1, 5.75% 11/15/2029	2,500	2,500
Patriots Energy Group Fncg. Agcy., Gas Supply Rev. Bonds, Series 2023-B-1, 5.25% 2/1/2054 (put 3/1/2031)	1,000	1,070
Ports Auth., Rev. Bonds, Series 2015, AMT, 5.25% 7/1/2055 (preref. 7/1/2025)	1,625	1,639
Public Service Auth., Improvement Rev. Ref. Obligations (Santee Cooper), Series 2024-B, Assured Guaranty Municipal insured, 5.00% 12/1/2042	5,500	5,994
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2022-A, 5.00% 12/1/2034	4,000	4,383
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2022-A, 5.00% 12/1/2039	2,000	2,152
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2016-B, 5.00% 12/1/2041	1,000	1,015
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2016-A, 5.00% 12/1/2029	2,870	2,933
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2016-A, 5.00% 12/1/2033	500	509
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2016-A, 5.00% 12/1/2038	1,465	1,485
Spartanburg Regional Health Services Dist., Hospital Rev. Ref. Bonds, Series 2022, 5.00% 4/15/2030	1,140	1,229
Spartanburg Regional Health Services Dist., Hospital Rev. Ref. Bonds, Series 2022, 5.00% 4/15/2031	2,595	2,824
		41,762
South Dakota 0.12%
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2023-G, 6.25% 5/1/2055	590	639
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2024-A, 6.25% 5/1/2055	2,440	2,659
		3,298
Tennessee 2.50%
Health and Educational Facs. Board of the Metropolitan Government of Nashville and Davidson County, Rev. Bonds (Vanderbilt University Medical Center), Series 2024-A, 5.00% 7/1/2034	6,360	7,074
Health and Educational Facs. Board of the Metropolitan Government of Nashville and Davidson County, Rev. Bonds (Vanderbilt University Medical Center), Series 2016-A, 5.00% 7/1/2035	7,335	7,462
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2017-2A, AMT, 4.00% 1/1/2042	345	344
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2019-1, 4.25% 1/1/2050	1,015	1,019
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2023-3A, 6.25% 1/1/2054	3,285	3,552
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2024-1-A, 5.75% 1/1/2055	5,305	5,676
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2024-2A, 6.00% 1/1/2055	825	907
City of Johnson City, Health and Educational Facs. Board, Hospital Rev. Ref. Bonds (Ballad Health), Series 2023-A, 5.00% 7/1/2032	10,000	10,961
County of Knox, Health, Educational and Housing Fac. Board, Multi Family Housing Rev. Bonds (The Pines Apartments Project), Series 2024, 3.10% 9/1/2029 (put 9/1/2027)	690	680
County of Knox, Health, Educational and Housing Fac. Board, Student Housing Rev Bonds (Provident Group - UTK Properties, LLC. - University of Tennessee Project), Series 2024-A-1, 5.00% 7/1/2038	290	315
County of Knox, Health, Educational and Housing Fac. Board, Student Housing Rev Bonds (Provident Group - UTK Properties, LLC. - University of Tennessee Project), Series 2024-B-1, BAM insured, 5.00% 7/1/2044	2,000	2,110
Knoxville Community Dev. Corp., Collateralized Multi Family Housing Bonds (Grosvenor Square Project), Series 2022, 4.00% 12/1/2027 (put 6/1/2026)	1,115	1,124
Knoxville Community Dev. Corp., Collateralized Multi Family Housing Bonds (Willow Place Project), Series 2023, 3.75% 12/1/2027 (put 6/1/2026)	800	801

Capital Group Fixed Income ETF Trust	70

Capital Group Municipal Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Tennessee (continued)
City of Memphis, Electric System Rev. and Rev. Ref. Bonds, Series 2024, 5.00% 12/1/2028	USD 940	$1,011
City of Memphis, Electric System Rev. and Rev. Ref. Bonds, Series 2024, 5.00% 12/1/2029	410	448
City of Memphis, Electric System Rev. and Rev. Ref. Bonds, Series 2024, 5.00% 12/1/2030	350	388
County of Shelby, Health, Health Care Rev. Ref. and Improvement Bonds (Baptist Memorial Health Care), Series 2024-B, 5.00% 9/1/2049 (put 9/1/2029)	10,795	11,377
Tenergy Corp, Gas Supply Rev. Bonds, Series 2021-A, 4.00% 12/1/2051 (put 9/1/2028)	4,000	4,007
Tennessee Energy Acquisition Corp., Gas Project Rev. Bonds, Series 2018, 4.00% 11/1/2049[3]	1,000	1,003
Tennessee Energy Acquisition Corp., Gas Project Rev. Bonds, Series 2023-A-1, 5.00% 5/1/2053 (put 5/1/2028)	5,000	5,156
County of Williamson Industrial Dev. Board, Multi Family Housing Rev. Bonds (Wood Duck Court Apartments), Series 2023, 5.00% 5/1/2042 (put 5/1/2027)	1,095	1,127
		66,542
Texas 12.63%
Affordable Housing Corp., Multi Family Housing Rev. Bonds (Juniper Creek Apartments Project), Series 2023, 3.75% 7/1/2044 (put 7/1/2026)	405	407
Affordable Housing Corp., Multi Family Housing Rev. Bonds (Norman Commons), Series 2023, 3.625% 1/1/2045 (put 1/1/2027)	3,140	3,148
Airport System Facs. Rev. Bonds (United Airlines, Inc. Technical Operations Center Project), Series 2018, AMT, 5.00% 7/15/2028	600	613
Alamo Community College Dist., Limited Tax Bonds, Series 2021, 5.00% 8/15/2026	2,150	2,217
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Basis Texas Charter Schools, Inc.), Series 2024, 4.50% 6/15/2044[1]	885	841
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Great Hearts America - Texas), Series 2024-A, 4.50% 8/15/2039	390	383
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Harmony Public Schools), Series 2024, 4.00% 2/15/2049	1,115	1,065
City of Arlington, Water and Wastewater System Rev. Ref. and Improvement Bonds, Series 2024, 5.00% 6/1/2036	1,445	1,637
Aubrey Independent School Dist., Unlimited Tax School Building Bonds, Series 2022, 5.00% 2/15/2039	1,140	1,241
Aubrey Independent School Dist., Unlimited Tax School Building Bonds, Series 2022, 4.00% 2/15/2047	1,250	1,194
Austin Affordable PFC, Inc., Multi Family Housing Rev. Bonds (Eagle’s Landing Family Apartments), Series 2024-B, 5.00% 9/1/2028 (put 9/1/2027)	195	202
Austin Affordable PFC, Inc., Multi Family Housing Rev. Bonds (Village at Cottonwood Apartments), Series 2024-B, 5.00% 9/1/2028 (put 9/1/2027)	160	166
Austin Community College Dist., Limited Tax Bonds, Series 2023, 5.00% 8/1/2039	1,000	1,096
City of Austin, Airport System Rev. Bonds, Series 2019-B, AMT, 5.00% 11/15/2033	1,000	1,045
City of Austin, Certs. Of Obligation, Series 2020, 5.00% 9/1/2025	1,000	1,013
City of Austin, Electric Utility System Rev. Ref. Bonds, Series 2015-A, 5.00% 11/15/2031	1,000	1,013
City of Austin, Water and Wastewater System Rev. Ref. Bonds, Series 2022, 5.00% 11/15/2036	1,500	1,670
City of Austin, Water and Wastewater System Rev. Ref. Bonds, Series 2022, 5.00% 11/15/2037	1,250	1,384
City of Austin, Water and Wastewater System Rev. Ref. Bonds, Series 2022, 5.00% 11/15/2038	1,750	1,928
County of Bexar, Hospital Dist., Limited Tax Rev. Ref. Bonds, Series 2019, 5.00% 2/15/2034	1,750	1,831
Boerne Independent School Dist., Unlimited Tax School Building Rev. Ref. Bonds, Series 2023, 3.125% 2/1/2053 (put 2/1/2027)	495	492
Brazoria County Industrial Dev. Corp., Solid Waste Disposal Facs. Rev. Bonds (Aleon Renewable Metals, LLC Project), Series 2022, AMT, 10.00% 6/1/2042[1,3]	100	90
Brazoria County Industrial Dev. Corp., Solid Waste Disposal Facs. Rev. Bonds (Aleon Renewable Metals, LLC Project), Series 2023, AMT, 12.00% 6/1/2043[1]	500	492
Brazoria County Industrial Dev. Corp., Solid Waste Disposal Facs. Rev. Bonds (Gladieux Metals Recycling, LLC Project), Series 2019-B, AMT, 7.00% 3/1/2039[5]	625	531
Brazos Higher Education Auth., Inc., Student Loan Program Rev. Bonds, Series 2024-1-A, AMT, 4.00% 4/1/2045	1,315	1,239
County of Caldwell, Municipal Utility Dist. No. 2, Unlimited Tax Road Bonds, Series 2024-B, 4.375% 9/1/2041	1,005	967
County of Caldwell, Municipal Utility Dist. No. 2, Unlimited Tax Road Bonds, Series 2024-A, 4.375% 9/1/2043	1,095	1,051
Capital Area Housing Fin. Corp., Multi Family Housing Rev. Bonds (Redwood Apartments), Series 2020, 3.50% 1/1/2041 (put 1/1/2026)	2,500	2,489
Central Texas Regional Mobility Auth., Rev. Bonds, Series 2021-B, 5.00% 1/1/2032	500	541
Central Texas Regional Mobility Auth., Rev. Ref. Bonds, Series 2021-D, 5.00% 1/1/2030	2,125	2,279
Clear Creek Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2016, 3.00% 2/15/2033	1,000	955
Clear Creek Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2024-A, 5.00% 2/15/2033	475	539
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2018, 5.00% 8/15/2027	1,000	1,047
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Valor Education), Series 2023-A, 5.75% 6/15/2038[1]	500	510
Clifton Higher Education Fin. Corp., Education Rev. Ref. Bonds (Idea Public Schools), Series 2024, 5.00% 8/15/2039	1,000	1,081

71	Capital Group Fixed Income ETF Trust

Capital Group Municipal Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Texas (continued)
Clifton Higher Education Fin. Corp., Education Rev. Ref. Bonds (International Leadership of Texas, Inc.), Series 2024-A, 5.00% 8/15/2038	USD 105	$115
College Student Loan G.O. Bonds, Series 2019, AMT, 5.00% 8/1/2027	1,000	1,036
Prosper Independent School Dist. (Counties of Collin and Denton), Unlimited Tax School Building Bonds, Series 2024-A, 4.00% 2/15/2035	2,400	2,757
Prosper Independent School Dist. (Counties of Collin and Denton), Unlimited Tax School Building Bonds, Series 2024-A, 5.00% 2/15/2036	1,000	1,139
Conroe Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2024, 5.00% 2/15/2034	2,440	2,753
Conroe Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 2/15/2037	1,455	1,637
Crowley Independent School Dist., Unlimited Tax School Building Bonds, Series 2019, 5.00% 8/1/2031	1,045	1,124
Cypress-Fairbanks Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2024-A, 5.00% 2/15/2038	2,940	3,303
City of Dallas, Special Tax Rev. Bonds (Kay Bailey Hutchison Convention Center Dallas Venue Project), Series 2023, 6.00% 8/15/2053 (put 8/15/2028)[1]	850	852
City of Dallas, Waterworks and Sewer System Rev. Ref. Bonds, Series 2015-A, 4.00% 10/1/2033	500	501
City of Dallas, Waterworks and Sewer System Rev. Ref. Bonds, Series 2020-C, 5.00% 10/1/2038	1,440	1,558
Dallas Area Rapid Transit Sales Tax Rev. Ref. Bonds, Series 2019, 5.00% 12/1/2034	2,500	2,675
Dallas Area Rapid Transit Sales Tax Rev. Ref. Bonds, Series 2016-A, 5.00% 12/1/2048 (preref. 12/1/2025)	1,000	1,018
Dallas Independent School Dist., Unlimited Tax School Building Bonds, Series 2019-B, 3.00% 2/15/2034	1,000	941
City of Dallas Housing Fin. Corp., Multi Family Housing Rev. Bonds (Highpoint at Wynnewood), Series 2022, 3.50% 2/1/2044 (put 2/1/2026)	2,900	2,894
City of Dallas Housing Fin. Corp., Multi Family Housing Rev. Bonds (West Virginia Apartments), Series 2024-B, 5.00% 10/1/2028 (put 10/1/2027)	195	203
City of Dallas Housing Fin. Corp., Multi Family Housing Rev. Notes (Estates at Ferguson), Series 2023, 5.00% 7/1/2042 (put 7/1/2027)	420	432
County of Denton, Special Assessment Rev. Bonds (Tabor Ranch Public Improvement Dist. Improvement Area #1 Project), Series 2024-A, 4.625% 12/31/2031[1]	194	194
County of Denton, Special Assessment Rev. Bonds (Tabor Ranch Public Improvement Dist. Improvement Area #1 Project), Series 2024-A, 5.25% 12/31/2044[1]	360	355
Denton Independent School Dist., Unlimited Tax School Building Bonds, Series 2023, 5.00% 8/15/2037	1,315	1,468
Denton Independent School Dist., Unlimited Tax School Building Bonds, Series 2023, 5.00% 8/15/2042	2,965	3,229
Eagle Mountain-Saginaw Independent School Dist., Unlimited Tax School Building Bonds, Series 2019, 5.00% 8/15/2027	1,900	2,114
City of El Paso, G.O. Rev. Ref. Bonds, Series 2024, 5.00% 8/15/2036	1,345	1,511
Fort Bend Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2024-A, 5.00% 8/15/2043	3,640	3,949
Fort Bend Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 2/15/2038	1,000	1,118
Fort Worth Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2015, 4.00% 2/15/2040 (preref. 2/15/2025)	1,750	1,752
County of Fort Bend, Municipal Utility Dist. No. 216, Unlimited Tax Bonds, Series 2024, 4.00% 9/1/2035	1,210	1,183
County of Fort Bend, Municipal Utility Dist. No. 216, Unlimited Tax Bonds, Series 2024, 4.00% 9/1/2042	1,070	1,009
County of Fort Bend, Municipal Utility Dist. No. 232, Unlimited Tax Road Bonds, Series 2024, 4.25% 9/1/2043	1,250	1,182
County of Fort Bend, Municipal Utility Dist. No. 216, Unlimited Tax Bonds, Series 2024, 4.25% 9/1/2045	1,235	1,179
City of Fort Worth, Water and Sewer System Rev. Bonds, Series 2024, 5.00% 2/15/2030	2,335	2,545
City of Fort Worth, Water and Sewer System Rev. Bonds, Series 2024, 5.00% 2/15/2031	1,350	1,490
City of Fort Worth, Water and Sewer System Rev. Bonds, Series 2024, 5.00% 2/15/2041	2,630	2,849
G.O. Water Financial Assistance Bonds, Series 2023-C, 5.00% 8/1/2025	1,130	1,143
County of Galveston, Municipal Utility Dist. No. 79, Unlimited Tax Bonds, Series 2024, 4.625% 4/1/2047	1,000	952
County of Galveston Municipal Utility Dist. No. 36, Unlimited Tax Bonds, Series 2024, 4.00% 9/1/2036	1,180	1,138
City of Garland, Electric Utility System Rev. Ref. Bonds, Series 2023, Assured Guaranty Municipal insured, 5.00% 3/1/2025	485	486
Garland Independent School Dist., Unlimited Tax School Building Bonds, Series 2023-A, 5.00% 2/15/2039	1,660	1,827
Greenwood Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 2/15/2039	2,440	2,684
Gulf Coast Industrial Dev. Auth., Solid Waste Disposal Rev. Bonds (CITGO Petroleum Corp. Project), Series 1995, AMT, 4.875% 5/1/2025	1,000	1,000
Harlingen Consolidated Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2020, 5.00% 8/15/2032	1,000	1,085
County of Harris, Municipal Utility Dist. No. 578, Unlimited Tax Bonds, Series 2024, 4.25% 9/1/2041	1,105	1,047
County of Harris, Municipal Utility Dist. No. 478, Contract Rev. Road Bonds, Series 2025, 4.375% 12/1/2041	1,330	1,311
County of Harris, Municipal Utility Dist. No. 578, Unlimited Tax Bonds, Series 2024, 4.25% 9/1/2046	1,085	1,015
County of Harris, Permanent Improvement Rev. Ref. Bonds, Series 2020-A, 5.00% 10/1/2025	1,000	1,015
County of Harris, Rev. Ref. Bonds, Series 2022-A, 5.00% 8/15/2031	2,725	3,040
County of Harris, Sports Auth., Rev. Ref. Bonds, Series 2024-A, 5.00% 11/15/2038	3,110	3,463
County of Harris, Toll Road Rev. and Rev. Ref. Bonds, Series 2018-A, 5.00% 2030	610	644
County of Harris, Toll Road Rev. Ref. Bonds, Series 2015-B, 5.00% 8/15/2035	950	957

Capital Group Fixed Income ETF Trust	72

Capital Group Municipal Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Texas (continued)
Harris County Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Texas Children’s Hospital), Series 2024-A, 5.00% 10/1/2031	USD 3,545	$3,922
Harris County Municipal Utility Dist. No. 493, Unlimited Tax Road Bonds, Series 2024, 4.00% 9/1/2039	1,050	989
Hays Consolidated Independent School Dist., Unlimited Tax School Building Bonds, Series 2022, 5.00% 2/15/2035	635	696
Dept. of Housing and Community Affairs, Multi Family Housing Rev. Bonds (Palladium Old FM 471 W), Series 2024, 3.05% 9/1/2029 (put 9/1/2027)	4,375	4,306
Dept. of Housing and Community Affairs, Multi Family Housing Rev. Notes (Aspen Park), Series 2023, 5.00% 3/1/2041 (put 3/1/2026)	595	597
Dept. of Housing and Community Affairs, Residential Mortgage Rev. Bonds, Series 2021-A, 3.00% 1/1/2052	1,605	1,563
Dept. of Housing and Community Affairs, Residential Mortgage Rev. Bonds, Series 2022-B, 5.75% 1/1/2053	1,870	2,002
Dept. of Housing and Community Affairs, Single Family Mortgage Rev. Bonds, Series 2023-C, 6.00% 3/1/2054	3,025	3,300
City of Houston, Airport System Facs. Rev. Bonds (United Airlines, Inc. Terminal Improvement Projects), Series 2024-B, AMT, 5.25% 7/15/2034	10,240	10,733
City of Houston, Airport System Facs. Rev. Bonds (United Airlines, Inc. Terminal Improvement Projects), Series 2024-B, AMT, 5.50% 7/15/2035	2,400	2,550
City of Houston, Airport System Facs. Rev. Bonds (United Airlines, Inc. Terminal Improvement Projects), Series 2024-B, AMT, 5.50% 7/15/2036	3,825	4,058
City of Houston, Airport System Facs. Rev. Bonds (United Airlines, Inc. Terminal Improvement Projects), Series 2021-A, AMT, 4.00% 7/1/2041	1,525	1,420
City of Houston, Airport System Facs. Rev. Bonds (United Airlines, Inc. Terminal Improvement Projects), Series 2021-B-1, AMT, 4.00% 7/15/2041	3,730	3,473
City of Houston, Airport System Rev. Ref. Bonds, Series 2023-B, Assured Guaranty Municipal insured, AMT, 5.00% 7/1/2028	2,825	2,957
City of Houston, Airport System Rev. Ref. Bonds, Series 2021-A, AMT, 5.00% 7/1/2029	500	529
City of Houston, Airport System Rev. Ref. Bonds, Series 2023-B, Assured Guaranty Municipal insured, AMT, 5.00% 7/1/2029	2,500	2,646
City of Houston, Airport System Rev. Ref. Bonds, Series 2023-B, Assured Guaranty Municipal insured, AMT, 5.00% 7/1/2031	15,320	16,487
City of Houston, Airport System Rev. Ref. Bonds, Series 2021-A, AMT, 4.00% 7/1/2037	1,085	1,073
City of Houston, Airport System Special Facs. Rev. Ref. Bonds (United Airlines, Inc. Terminal E Project), Series 2014, AMT, 5.00% 7/1/2029	1,250	1,251
City of Houston, Airport System Special Facs. Rev. Ref. Bonds (United Airlines, Inc. Terminal Improvement Projects), Series 2020-A, AMT, 5.00% 7/1/2027	4,595	4,675
City of Houston, Airport System Special Facs. Rev. Ref. Bonds (United Airlines, Inc. Terminal Improvement Projects), Series 2020-B-2, AMT, 5.00% 7/15/2027	1,750	1,781
City of Houston, Airport System Special Facs. Rev. Ref. Bonds (United Airlines, Inc. Terminal Improvement Projects), Series 2020-C, AMT, 5.00% 7/15/2027	600	611
City of Houston, Airport System Special Facs. Rev. Ref. Bonds (United Airlines, Inc. Terminal Improvement Projects), Series 2015-B-1, AMT, 5.00% 7/15/2030	1,390	1,397
City of Houston, Combined Utility System Rev. Ref. Bonds, Series 2024-A, 5.00% 11/15/2025	2,615	2,660
City of Houston, G.O. Rev. Ref. Bonds, Series 2024-A, 5.25% 3/1/2049	1,500	1,635
Houston Housing Fin. Corp., Multi Family Housing Rev. Notes (Summerdale Apartments), Series 2023, 5.00% 8/1/2041 (put 8/1/2026)	500	508
Houston Independent School Dist., Limited Tax Schoolhouse Bonds, Series 2014-A-2, 3.50% 6/1/2039 (put 6/1/2025)	1,000	998
Hurst-Euless-Bedford Independent School Dist., Unlimited Tax School Building Bonds, Series 2019, 4.00% 8/15/2044	1,030	995
City of Irving, Hotel Occupancy Tax Rev. Ref. Bonds, Series 2019, 5.00% 8/15/2032	135	138
Irving Independent School Dist., Unlimited Tax School Building Bonds, Series 2023, 5.00% 2/15/2034	6,330	7,121
Katy Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2024, 5.00% 2/15/2036	2,145	2,429
Lazy Nine Municipal Utility Dist. No. 1A, Unlimited Tax Bonds, Series 2023, 5.625% 9/1/2042	500	518
Little Elm Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 8/15/2027	3,000	3,164
Love Field Airport Modernization Corp., Special Facs. Rev. Bonds, Series 2012, AMT, 5.00% 11/1/2028	1,110	1,110
Lower Colorado River Auth., Rev. Ref. Bonds, Series 2022, Assured Guaranty Municipal insured, 5.00% 5/15/2026	535	549
Lower Colorado River Auth., Rev. Ref. Bonds, Series 2020, 5.00% 5/15/2036	2,000	2,136
Lower Colorado River Auth., Rev. Ref. Bonds, Series 2020, 5.00% 5/15/2037	2,000	2,129
Lower Colorado River Auth., Rev. Ref. Bonds, Series 2020, 5.00% 5/15/2038	1,000	1,061
Lower Colorado River Auth., Rev. Ref. Bonds, Series 2023-B, 5.00% 5/15/2039 (put 5/15/2028)	1,340	1,386
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2020-A, 5.00% 5/15/2040	2,000	2,105
City of Lubbock, Electric Light and Power System Rev. Ref. Bonds, Series 2023, Assured Guaranty Municipal insured, 5.00% 4/15/2034	1,000	1,118

73	Capital Group Fixed Income ETF Trust

Capital Group Municipal Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Texas (continued)
Mabank Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2024, 5.00% 8/15/2030	USD 400	$440
Mabank Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2024, 5.00% 8/15/2031	755	841
Magnolia Independent School Dist., Unlimited Tax Schoolhouse and Rev. Ref. Bonds, Series 2016, 5.00% 8/15/2032 (preref. 8/15/2025)	2,245	2,271
County of Matagorda, Navigation Dist. No. 1, Pollution Control Rev. Ref. Bonds (Central Power and Light Co. Project), Series 1996, AMT, 4.25% 5/1/2030	825	842
Midland Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2015, 5.00% 2/15/2029 (preref. 2/15/2025)	1,335	1,338
Miralomas Municipal Utility Dist., Unlimited Tax Bonds, Series 2024, 4.375% 9/1/2042	1,145	1,101
Mission Econ. Dev. Corp., Solid Waste Disposal Rev. Bonds (Republic Services, Inc. Project), Series 2020-A, AMT, 4.05% 5/1/2050 (put 8/1/2024)	1,885	1,885
Mission Econ. Dev. Corp., Solid Waste Disposal Rev. Bonds (Republic Services, Inc. Project), Series 2024, AMT, 4.00% 6/1/2054 (put 6/1/2034)	850	845
Mission Econ. Dev. Corp., Solid Waste Disposal Rev. Ref. Bonds (Waste Management, Inc. Project), Series 2020-B, AMT, 4.125% 7/1/2040 (put 03/03/2025)	4,250	4,250
County of Montgomery, Municipal Utility Dist. No. 170, Contract Rev. Bonds (Road Facs.), Series 2024, 4.25% 12/1/2036	1,055	1,045
County of Montgomery Municipal Utility Dist. No. 180, Unlimited Tax Road Bonds, Series 2024, 4.375% 9/1/2041	1,520	1,462
Municipal Gas Acquisition and Supply Corp. IV, Gas Supply Rev. Bonds, Series 2023-A, 5.50% 1/1/2054 (put 1/1/2030)	4,000	4,260
Municipal Gas Acquisition and Supply Corp. IV, Gas Supply Rev. Bonds, Series 2023-B, 5.50% 1/1/2054 (put 1/1/2034)	6,435	7,090
Municipal Gas Acquisition and Supply Corp. V., Gas Supply Rev. Bonds, Series 2024, 5.00% 1/1/2055 (put 1/1/2034)	2,500	2,662
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Westminster Project), Series 2016, 5.00% 11/1/2040	500	508
North East Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2024, 3.75% 8/1/2049 (put 8/1/2027)	470	473
North Fort Bend Water Auth., Water System Rev. and Rev. Ref. Bonds, Series 2021, BAM insured, 5.00% 12/15/2027	500	528
North Texas Higher Education Auth., Inc., Education Loan Rev. Bonds, Senior Series 2024-1-A, AMT, 4.125% 6/1/2045	1,420	1,338
North Texas Municipal Water Dist., Wastewater Interceptor System Contract Rev. Ref. and Improvement Bonds, Series 2024, 5.00% 6/1/2030	2,935	3,217
North Texas Municipal Water Dist., Wastewater Interceptor System Contract Rev. Ref. and Improvement Bonds, Series 2024, 5.00% 6/1/2031	3,085	3,422
North Texas Municipal Water Dist., Water System Rev. Ref. and Improvement Bonds, Series 2021, 3.00% 9/1/2036	420	386
North Texas Tollway Auth., System Rev. and Rev. Ref. Bonds, Series 2021-B, 4.00% 1/1/2035	1,100	1,109
North Texas Tollway Auth., System Rev. and Rev. Ref. Bonds, Series 2021-B, 4.00% 1/1/2036	500	502
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2024-A, 5.00% 1/1/2032	5,250	5,849
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2024-B, 5.00% 1/1/2033	2,000	2,245
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2024-B, 5.00% 1/1/2034	2,390	2,698
North Texas Tollway Auth., System Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2008-D, Assured Guaranty insured, 0% 1/1/2030	2,500	2,090
Rancho Del Cielo Municipal Utility Dist., Unlimited Tax Bonds, Series 2024, 4.375% 8/15/2053	350	319
Riceland Management Dist. Unlimited Tax Road Bonds, Series 2024, 4.25% 9/1/2034	1,000	991
Riceland Municipal Utility Dist. No. 1, Unlimited Tax Bonds, Series 2024, 4.375% 9/1/2039	1,000	965
City of San Antonio, Combination Tax and Rev. Certs. of Obligation, Series 2024, 5.00% 2/1/2029	1,125	1,211
City of San Antonio, Combination Tax and Rev. Certs. of Obligation, Series 2024, 5.00% 2/1/2030	1,650	1,803
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2017, 5.00% 2/1/2027	1,215	1,264
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2024-D, 5.00% 2/1/2029	525	565
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2017, 5.00% 2/1/2033	1,500	1,549
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2024-D, 5.00% 2/1/2037	2,000	2,263
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2024-B, 5.00% 2/1/2042	1,500	1,640
City of San Antonio, General Improvement Bonds, Series 2024, 5.00% 2/1/2035	1,175	1,332
City of San Antonio, Water System Rev. and Rev. Ref. Bonds, Series 2023-A, 5.00% 5/15/2040	1,000	1,095
Sherman Independent School Dist., Unlimited Tax School Building Bonds, Series 2023-B, 5.00% 2/15/2040	500	548
Greater Texoma Utility Auth., Contract Rev. Bonds (City of Sherman Project), Series 2024-A, BAM insured, 5.00% 10/1/2029	1,000	1,081
South San Antonio Independent School Dist., Unlimited Tax School Building Bonds, Series 2005, 5.50% 8/15/2030	3,500	3,834
Southwest Independent School Dist., Unlimited Tax School Building Bonds, Series 2023, 5.00% 2/1/2041	1,500	1,623

Capital Group Fixed Income ETF Trust	74

Capital Group Municipal Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Texas (continued)
Spring Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2024-B, 5.00% 8/15/2030	USD 1,965	$2,152
Surface Transportation Corp., Private Activity Rev. Ref. Bonds (NTE Mobility Partners Segments 3 LLC), Series 2023, AMT, 5.50% 6/30/2040	1,500	1,607
County of Tarrant, Cultural Education Facs. Fin. Corp., Rev. Bonds (Christus Health), Series 2018-B, 5.00% 7/1/2038	5,000	5,253
Tarrant County Cultural Education Facs. Fin. Corp., Rev. Bonds (Christus Health), Series 2018-B, 5.00% 7/1/2036	1,270	1,337
Board of Regents of the Texas A&M University System, Permanent University Fund Bonds, Series 2023, 5.00% 7/1/2042	2,000	2,176
Board of Regents of the Texas State University System, Rev. Fncg. System Rev. and Rev. Ref. Bonds, Series 2019-A, 5.00% 3/15/2033	500	534
Board of Regents of the Texas State University System, Rev. Fncg. System Rev. and Rev. Ref. Bonds, Series 2024, 5.00% 3/15/2041	950	1,048
Tomball Business Improvement Dist. No. 1, Unlimited Tax Bonds, Series 2024, 4.00% 11/15/2038	1,230	1,173
Tomball Business Improvement Dist. No. 1, Unlimited Tax Bonds, Series 2024, 4.00% 11/15/2041	1,425	1,348
Transportation Commission, Central Texas Turnpike System Rev. Ref. Bonds, Series 2024-C, 5.00% 8/15/2039	3,000	3,316
Transportation Commission, G.O. Mobility Fund Bonds, Series 2015-B, 5.00% 10/1/2036	4,480	4,527
Transportation Commission, G.O. Rev. Ref. Bonds, Series 2024, 5.00% 4/1/2025	6,045	6,072
United Independent School Dist., Unlimited Tax School Building Bonds, Series 2015, 5.00% 8/15/2030 (preref. 8/15/2025)	2,160	2,185
Board of Regents of the University of Houston System, Consolidated Rev. and Rev. Ref. Bonds, Series 2017-C, 5.00% 2/15/2026	1,590	1,626
Board of Regents of the University of Houston System, Consolidated Rev. and Rev. Ref. Bonds, Series 2022-A, 5.00% 2/15/2037	1,000	1,096
Board of Regents of the University of Texas System, Permanent University Fund Bonds, Series 2024-A, 5.00% 7/1/2036	1,275	1,451
Waco Education Fin. Corp., Rev. Bonds (Baylor University Issue), Series 2021, 4.00% 3/1/2040	500	493
Water Dev. Board, State Water Implementation Rev. Fund, Rev. Bonds (Master Trust), Series 2020, 5.00% 4/15/2025	1,075	1,081
Water Dev. Board, State Water Implementation Rev. Fund, Rev. Bonds (Master Trust), Series 2020, 5.00% 10/15/2025	1,045	1,061
Water Dev. Board, State Water Implementation Rev. Fund, Rev. Bonds (Master Trust), Series 2023-A, 5.00% 10/15/2035	1,000	1,130
County of Williamson, Municipal Utility Dist. No. 51, Unlimited Tax Road Bonds, Series 2024, 4.25% 9/1/2038	1,380	1,317
		336,808
United States 0.40%
Freddie Mac, Multi Family Certs., Series 2023, 4.002% 1/25/2040[3]	542	521
Freddie Mac, Multi Family Mortgage Certs. Green Bonds, Series 2024, 3.158% 12/25/2038	4,996	4,272
Freddie Mac, Multi Family Mortgage Green Bonds, Series 2024, 3.428% 11/25/2038[3]	1,996	1,849
Freddie Mac, Multi Family Mortgage Green Bonds, Series 2023, Class A, 2.99% 4/25/2043[3]	4,806	3,982
		10,624
Utah 1.03%
Housing Corp., Single Family Mortgage Bonds, Series 2023-A, 6.00% 7/1/2053	1,035	1,107
Housing Corp., Single Family Mortgage Bonds, Series 2024-A, 6.50% 1/1/2054	270	295
Housing Corp., Single Family Mortgage Bonds, Series 2024-C, 6.00% 7/1/2054	1,245	1,363
Housing Corp., Single Family Mortgage Bonds, Series 2024-G, 6.25% 7/1/2055	3,365	3,740
Housing Corp., Single Family Mortgage Bonds, Series 2024-I, 6.25% 7/1/2055	4,485	5,011
Mida Mountain Village Public Infrastructure Dist., Special Assessment Rev. Bonds (Mountain Village Assessment Area), Series 2020-A, 4.25% 8/1/2035[1]	455	441
MIDA Mountain Village Public Infrastructure Dist., Special Assessment Rev. Bonds (Mountain Village Assessment Area #2), Series 2021, 4.00% 8/1/2027[1]	500	497
MIDA Mountain Village Public Infrastructure Dist., Special Assessment Rev. Bonds (Mountain Village Assessment Area #2), Series 2021, 4.00% 8/1/2030[1]	450	445
MIDA Mountain Village Public Infrastructure Dist., Special Assessment Rev. Bonds (Mountain Village Assessment Area No. 2), Series 2021, 4.00% 8/1/2029[1]	1,000	996
MIDA Mountain Village Public Infrastructure Dist., Tax Allocation Rev. Bonds, Series 2024-2, 5.50% 6/15/2039[1]	1,920	1,949
Military Installation Dev. Auth., Tax Allocation Rev. Bonds, Series 2021-A-2, 4.00% 6/1/2036	1,000	935
Nebo School Dist., Local Building Auth., Lease Rev. Bonds, Series 2020, 2.125% 7/1/2033	2,910	2,489
NS Public Infrastructure Dist. No. 1, Special Assessment bonds (NS Assessment Area No. 1), Series 2024, 6.00% 12/1/2044[1]	1,000	951

75	Capital Group Fixed Income ETF Trust

Capital Group Municipal Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Utah (continued)
Salt Lake City, Airport Rev. Bonds (Salt Lake City International Airport), Series 2018-A, AMT, 5.00% 7/1/2028	USD 1,500	$1,564
Three Bridges Public Infrastructure Dist. No. 1, Special Assessment Bonds (Three Bridges Assessment Area No. 1), Series 2024-1, 5.00% 12/1/2036[1]	2,875	2,839
Transit Auth., Sales Tax Rev. Ref. Bonds, Series 2024, 5.00% 6/15/2030	850	939
Transit Auth., Sales Tax Rev. Ref. Bonds, Series 2015-A, 4.00% 6/15/2036 (preref. 6/15/2025)	515	517
County of Utah, Hospital Rev. Bonds (IHC Health Services, Inc.), Series 2018-A, 5.00% 5/15/2037	1,400	1,464
		27,542
Vermont 0.52%
Econ. Dev. Auth., Mortgage Rev. Bonds (Wake Robin Corp. Project), Series 2021-A, 4.00% 5/1/2037	500	478
Econ. Dev. Auth., Solid Waste Disposal Rev. Bonds (Casella Waste Systems, Inc. Project), Series 2013, AMT, 4.625% 4/1/2036 (put 4/3/2028)[1]	500	506
Educational and Health Buildings Fncg. Agcy., Rev. Bonds (The University of Vermont Medical Center Project), Series 2016-A, 5.00% 12/1/2033	2,500	2,535
Educational and Health Buildings Fncg. Agcy., Rev. Bonds (The University of Vermont Medical Center Project), Series 2016-A, 5.00% 12/1/2035	4,500	4,554
Educational and Health Buildings Fncg. Agcy., Rev. Bonds (The University of Vermont Medical Center Project), Series 2016-A, 5.00% 12/1/2036	5,000	5,057
Student Assistance Corp., Education Loan Rev. Bonds, Series 2021-A, AMT, 2.375% 6/15/2039	500	458
Student Assistance Corp., Education Loan Rev. Bonds, Series 2023-A, AMT, 4.00% 6/15/2041	430	399
		13,987
Virgin Islands 0.14%
Matching Fund Special Purpose Securitization Corp., Matching Fund Securitization Bonds, Series 2022-A, 5.00% 10/1/2026	500	511
Matching Fund Special Purpose Securitization Corp., Matching Fund Securitization Bonds, Series 2022-A, 5.00% 10/1/2030	500	526
Matching Fund Special Purpose Securitization Corp., Matching Fund Securitization Bonds, Series 2022-A, 5.00% 10/1/2032	1,540	1,608
Matching Fund Special Purpose Securitization Corp., Matching Fund Securitization Bonds, Series 2022-A, 5.00% 10/1/2039	1,000	1,021
		3,666
Virginia 1.27%
County of Albemarle, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Westminster-Canterbury of the Blue Ridge), Series 2022-A, 4.00% 6/1/2042	1,330	1,296
County of Arlington, Industrial Dev. Auth., Multi family Housing Rev. Bonds (Park Shirlington Apartments), Series 2023-A, 5.00% 1/1/2026	1,355	1,379
County of Charles City, Econ. Dev. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2004-A, 2.875% 2/1/2029	500	485
Chesapeake Redev. and Housing Auth., Multi Family Housing Rev. Bonds (Hunters Point Apartments), Series 2023, 5.00% 5/1/2043 (put 5/1/2026)	1,310	1,340
College Building Auth., Educational Facs. Rev. Bonds (21st Century College and Equipment Programs), Series 2019-A, 4.00% 2/1/2034	1,000	1,021
College Building Auth., Educational Facs. Rev. Ref. Bonds (21st Century College and Equipment Programs), Series 2017-E, 5.00% 2/1/2031	6,000	6,344
County of Fairfax, Redev. and Housing Auth., Multi Family Housing Rev. Bonds (Dominion Square North Project), Series 2023, 5.00% 1/1/2045 (put 1/1/2028)	250	257
Town of Farmville, Industrial Dev. Auth., Educational Facs. Rev. and Rev. Ref. Bonds (Longwood University Student Housing Project), Series 2018-A, 5.00% 1/1/2032	500	512
Town of Farmville, Industrial Dev. Auth., Educational Facs. Rev. Ref. Bonds (Longwood University Student Housing Project), Series 2018-A, 5.00% 1/1/2033	270	276
Town of Farmville, Industrial Dev. Auth., Educational Facs. Rev. Ref. Bonds (Longwood University Student Housing Project), Series 2018-A, 5.00% 1/1/2043	3,000	2,964
County of Isle of Wight, Econ. Dev. Auth., Health System Rev. Bonds (Riverside Health System), Series 2023, Assured Guaranty Municipal insured, 5.25% 7/1/2043	1,335	1,468
County of James City, Econ. Dev. Auth., Residential Care Fac. Rev. Bonds (Williamsburg Landing), Series 2024-C-3, 5.25% 12/1/2027	400	400
Town of Louisa, Industrial Dev. Auth., Pollution Control Rev. Ref. Bonds (Virginia Electric and Power Co. Project), Series 2008-C, 3.80% 11/1/2035 (put 5/28/2027)	600	607

Capital Group Fixed Income ETF Trust	76

Capital Group Municipal Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Virginia (continued)
City of Norfolk, G.O. Capital Rev. Ref. Bonds, Series 2014-C, 4.00% 8/1/2025 (preref. 8/1/2028)	USD 500	$503
City of Norfolk, Redev. and Housing Auth., Multi Family Housing Rev. Bonds (Braywood Manor Apartments), Series 2023, 5.00% 5/1/2043 (put 5/1/2026)	100	102
Public Building Auth., Public Facs. Rev. Bonds, Series 2024-A, 5.00% 8/1/2034	3,000	3,461
Small Business Fncg. Auth., Residential Care Facs. Rev. and Rev. Ref. Bonds (LifeSpire of Virginia), Series 2021, 4.00% 12/1/2036	575	564
Small Business Fncg. Auth., Residential Care Facs. Rev. Ref. Bonds (LifeSpire of Virginia), Series 2024-A, 5.00% 12/1/2039	435	455
Small Business Fncg. Auth., Rev. Bonds (National Senior Campuses, Inc. Obligated Group), Series 2020-A, 5.00% 1/1/2026	975	989
Small Business Fncg. Auth., Rev. Bonds (National Senior Campuses, Inc. Obligated Group), Series 2020-A, 5.00% 1/1/2034	550	580
Small Business Fncg. Auth., Rev. Bonds (National Senior Campuses, Inc. Obligated Group), Series 2020-A, 4.00% 1/1/2037	1,385	1,357
Small Business Fncg. Auth., Rev. Ref. Bonds (Elizabeth River Crossings Opco, LLC Project), Series 2022, AMT, 4.00% 7/1/2029	500	502
Small Business Fncg. Auth., Rev. Ref. Bonds (Elizabeth River Crossings Opco, LLC Project), Series 2022, AMT, 4.00% 7/1/2031	2,925	2,933
Virginia Beach Dev. Auth., Residential Care Fac. Rev. Bonds (Westminster-Canterbury on Chesapeake Bay), Series 2023-B-3, 5.375% 9/1/2029	1,075	1,105
City of Virginia Beach, G.O. Public Improvement Bonds, Series 2024-A, 5.00% 2/1/2037	2,585	2,951
		33,851
Washington 2.99%
Central Puget Sound Regional Transit Auth., Sales Tax Improvement and Rev. Ref. Green Bonds, Series 2015-S-1, 5.00% 11/1/2036 (preref. 11/1/2025)	1,000	1,016
Central Puget Sound Regional Transit Auth., Sales Tax Improvement and Rev. Ref. Green Bonds, Series 2015-S-1, 4.00% 11/1/2050 (preref. 11/1/2025)	3,000	3,024
Convention Center Public Facs. Dist., Lodging Tax Rev. Ref. Bonds, Series 2021-B, 4.00% 7/1/2043	500	481
Energy Northwest, Electric Rev. and Rev. Ref. Bonds (Columbia Generating Station), Series 2023-A, 5.00% 7/1/2038	1,930	2,152
Energy Northwest, Electric Rev. Ref. Bonds (Columbia Generating Station), Series 2024-A, 5.00% 7/1/2040	5,000	5,572
G.O. Bonds, Series 2020-A, 5.00% 8/1/2039	650	691
G.O. Bonds, Series 2021-A-2, 5.00% 8/1/2039	1,300	1,397
G.O. Bonds, Series 2024-C, 5.00% 2/1/2041	1,475	1,630
G.O. Bonds, Series 2023-A, 5.00% 8/1/2044	1,185	1,285
G.O. Rev. Ref. Bonds, Series 2025-A, 5.00% 7/1/2038	8,280	9,325
Health Care Facs. Auth., Rev. Bonds (Multicare Health System), Series 2015-B, 5.00% 8/15/2025	500	504
Health Care Facs. Auth., Rev. Bonds (Providence St. Joseph Health), Series 2014-D, 5.00% 10/1/2041	1,500	1,503
Health Care Facs. Auth., Rev. Bonds (Providence St. Joseph Health), Series 2014-C, 5.00% 10/1/2044	500	501
Health Care Facs. Auth., Rev. Bonds (Seattle Cancer Care Alliance), Series 2021, 4.00% 12/1/2040[1]	1,790	1,729
Health Care Facs. Auth., Rev. Bonds (Virginia Mason Medical Center), Series 2017, 5.00% 8/15/2037	355	361
Housing Fin. Commission, Multi Family Housing Rev. Bonds (Ardea at Totem Lake Apartments Project), Series 2023, 5.00% 12/1/2043 (put 2/1/2027)	800	817
Housing Fin. Commission, Multi Family Housing Rev. Bonds (Camas Flats Apartments Project), Series 2024-B, 5.00% 2/1/2028 (put 2/1/2027)	255	263
Housing Fin. Commission, Municipal Certs., Series 2021-1, 3.50% 12/20/2035	5,684	5,253
Housing Fin. Commission, Municipal Certs., Series 2023-1, 1.449% 4/20/2037[3]	1,700	172
Housing Fin. Commission, Municipal Certs., Series 2023-1, 3.375% 4/20/2037	3,392	3,032
Housing Fin. Commission, Municipal Certs., Series 2024-1-A, 4.221% 3/20/2040[3]	1,483	1,419
Housing Fin. Commission, Nonprofit Housing Rev. Bonds (Parkshore Juanita Bay Project), Series 2024-B-1, 4.50% 7/1/2030[1]	690	686
Housing Fin. Commission, Nonprofit Housing Rev. Bonds (Parkshore Juanita Bay Project), Series 2024-A, 4.75% 1/1/2034[1]	940	924
Housing Fin. Commission, Single Family Program Bonds, Series 2018-1-N, 4.00% 12/1/2048	250	250
Housing Fin. Commission, Single Family Program Bonds, Series 2020-2-N, 3.00% 12/1/2050	480	470
County of King, Convention Center Public Facs. Dist., Lodging Tax Green Notes, Series 2021, 4.00% 7/1/2031	750	758
Motor Vehicle Fuel Tax G.O. Bonds, Capital Appreciation Bonds, Series 2005-F, 0% 12/1/2029	1,970	1,676
Motor Vehicle Fuel Tax G.O. Rev. Ref. Bonds, Series 2025-R-C, 5.00% 7/1/2028	4,500	4,820
Motor Vehicle Fuel Tax G.O. Rev. Ref. Bonds, Series 2024-R-C, 5.00% 8/1/2030	2,000	2,210
North Thurston Public Schools, Unlimited Tax G.O. Rev. Ref. Bonds, Series 2024, 5.00% 12/1/2032	1,750	1,989
Pasco School Dist. No. 1, Unlimited Tax G.O. Improvement and Rev. Ref. Bonds, Series 2023, 4.25% 12/1/2042	1,000	1,020

77	Capital Group Fixed Income ETF Trust

Capital Group Municipal Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Washington (continued)
City of Seattle, Municipal Light and Power Rev. Bonds, Series 2015-A, 4.00% 5/1/2030 (preref. 5/1/2025)	USD 735	$737
Port of Seattle, Industrial Dev. Corp., Special Facs. Rev. Ref. Bonds (Delta Air Lines, Inc. Project), Series 2012, AMT, 5.00% 4/1/2030	500	500
Port of Seattle, Intermediate Lien Rev. and Rev. Ref. Bonds, Series 2024-B, AMT, 5.00% 7/1/2030	3,840	4,086
Port of Seattle, Rev. Ref. Bonds, Series 2024-B, AMT, 5.00% 7/1/2028	5,150	5,390
Port of Seattle, Rev. Ref. Bonds, Series 2024-B, AMT, 5.00% 7/1/2029	3,475	3,663
Various Purpose G.O. Rev. Ref. Bonds, Series 2025-R-B, 5.00% 7/1/2033	1,000	1,143
Various Purpose G.O. Rev. Ref. Bonds, Series 2025-R-B, 5.00% 7/1/2037	6,250	7,133
		79,582
West Virginia 0.27%
Econ. Dev. Auth., Solid Waste Disposal Facs. Rev. Bonds (Arch Resources Project), Series 2021, AMT, 4.125% 7/1/2045 (put 7/1/2025)	500	497
Econ. Dev. Auth., Solid Waste Disposal Facs. Rev. Bonds (Arch Resources Project), Series 2020, AMT, 5.00% 7/1/2045 (put 7/1/2025)	500	500
Econ. Dev. Auth., Solid Waste Disposal Facs. Rev. Ref. Bonds (Kentucky Power Co. - Mitchell Project), Series 2014-A, AMT, 4.70% 4/1/2036 (put 6/17/2026)	400	403
Hospital Fin. Auth., Hospital Rev. and Improvement Bonds (West Virginia University Health System Obligated Group), Series 2023-A, 4.125% 6/1/2042	2,000	1,984
Hospital Fin. Auth., Hospital Rev. and Improvement Bonds (West Virginia University Health System Obligated Group), Series 2017-A, 5.00% 6/1/2042	2,750	2,801
Hospital Fin. Auth., Hospital Rev. Ref. and Improvement Rev. Bonds (Vandalia Health Group), Series 2023-B, 6.00% 9/1/2048	900	1,008
		7,193
Wisconsin 2.80%
Environmental Improvement Fund, Rev. Bonds, Series 2017-A, 5.00% 6/1/2032 (preref. 6/1/2025)	1,000	1,008
G.O. Bonds, Series 2019-B, 5.00% 5/1/2027	1,330	1,393
G.O. Bonds, Series 2017-B, 4.00% 5/1/2028	9,570	9,593
G.O. Bonds, Series 2020, 5.00% 5/1/2034	1,130	1,216
G.O. Rev. Ref. Bonds, Series 2025-1, 5.00% 5/1/2033	2,045	2,324
General Fund Annual Appropriation Rev. Ref. Bonds, Series 2019-A, 5.00% 5/1/2029 (preref. 5/1/2027)	3,435	3,594
Health and Educational Facs. Auth., Rev. Bonds (Advocate Aurora Health Care Credit Group), Series 2018-C-3, 5.00% 8/15/2054 (put 6/24/2026)	655	670
Health and Educational Facs. Auth., Rev. Bonds (Ascension Health Alliance), Series 2013-B-1, 4.00% 11/15/2043	670	636
Health and Educational Facs. Auth., Rev. Bonds (Ascension Health Alliance), Series 2013-B-1, 4.00% 11/15/2043 (preref. 5/15/2028)	80	82
Health and Educational Facs. Auth., Rev. Bonds (Chiara Housing and Services, Inc. Project), Series 2024, 5.00% 7/1/2035	4,120	4,070
Health and Educational Facs. Auth., Rev. Bonds (Dickson Hollow Phase II Project), Series 2024, 5.45% 10/1/2039	280	286
Health and Educational Facs. Auth., Rev. Bonds (Hope Christian Schools Obligated Group), Series 2021, 3.00% 12/1/2031	400	343
Health and Educational Facs. Auth., Rev. Bonds (Three Pillars Senior Living Communities), Series 2024-B-2, 4.20% 8/15/2028	350	348
Housing and Econ Dev. Auth., Multi Family Housing Bonds (100 E. National Project), Series 2024-J, 5.00% 8/1/2058 (put 8/1/2026)	245	251
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2018-D, 4.00% 3/1/2047	1,475	1,476
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2019-A, 4.25% 3/1/2049	6,830	6,874
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2019-C, 3.75% 3/1/2050	3,515	3,500
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds (Social Bonds), Series 2024-C, 6.00% 3/1/2055	2,320	2,529
Public Fin. Auth., Air Cargo Rev. Bonds (AFCO Obligated Group), Series 2023, AMT, 5.00% 7/1/2025	265	266
Public Fin. Auth., Charter School Rev. Bonds (Foundation Academy Charter School Project), Series 2024, 5.00% 7/1/2035[1]	700	720
Public Fin. Auth., Education Rev. Bonds (Bonnie Cone Classical Academy, Inc.), Series 2024, 5.00% 6/15/2034[1]	2,000	2,023
Public Fin. Auth., Education Rev. Bonds (Bonnie Cone Classical Academy, Inc.), Series 2024, 5.50% 6/15/2049[1]	3,045	3,005
Public Fin. Auth., Education Rev. Bonds (Mater Academy of Nevada - East Las Vegas Campus Project), Series 2024-A, 5.00% 12/15/2034[1]	825	855
Public Fin. Auth., Education Rev. Bonds (Mater Academy of Nevada - East Las Vegas Campus Project), Series 2024-A, 5.00% 12/15/2039[1]	700	713
Public Fin. Auth., Education Rev. Ref. Bonds (Pinecrest Academy of Nevada-Sloan Canyon Campus Project), Series 2024-A, 4.00% 7/15/2039[1]	750	708

Capital Group Fixed Income ETF Trust	78

Capital Group Municipal Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Wisconsin (continued)
Public Fin. Auth., Educational Facs. Rev. Bonds (Cincinnati Classical Academy), Series 2024-A, 5.375% 6/15/2039[1]	USD 190	$190
Public Fin. Auth., Educational Facs. Rev. Bonds (Cincinnati Classical Academy), Series 2024-A, 5.70% 6/15/2044[1]	140	141
Public Fin. Auth., Educational Facs. Rev. Bonds (Cincinnati Classical Academy), Series 2024-A, 5.875% 6/15/2054[1]	105	105
Public Fin. Auth., Exempt Facs. Rev. Ref. Bonds (Celanese Project), Series 2016-A, AMT, 5.00% 12/1/2025[1]	2,500	2,522
Public Fin. Auth., Infrastructure Program Rev. Anticipation Bonds (Legacy Hills Project), Series 2024-A-1, 6.125% 11/15/2037[1]	2,120	2,075
Public Fin. Auth., Infrastructure Program Rev. Anticipation Bonds (Mayfair Project), Series 2024-A-4, 5.50% 11/15/2032[1]	3,075	3,076
Public Fin. Auth., Infrastructure Program Rev. Anticipation Bonds (Two Step Project), Capital Appreciation Bonds, Series 2024, 0% 12/15/2034[1]	1,725	954
Public Fin. Auth., Infrastructure Program Rev. Anticipation Bonds (Wayside Project), Series 2024-A-2, 5.875% 11/15/2027[1]	1,320	1,317
Public Fin. Auth., Limited Obligation Rev. Bonds (Town of Scarborough - The Downs Project), Series 2024, 5.00% 8/1/2039	225	224
Public Fin. Auth., Project Rev. Bonds (CFP3 - Eastern Michigan University Student Housing Project), Series 2022-A-1, BAM insured, 5.00% 7/1/2030	700	756
Public Fin. Auth., Retirement Community Rev. Bonds (Lifespace Communities, Inc.), Series 2020-A, 4.00% 11/15/2037	600	595
Public Fin. Auth., Retirement Community Rev. Bonds (Lifespace Communities, Inc.), Series 2020-A, 5.00% 11/15/2041	655	679
Public Fin. Auth., Retirement Facs. Rev. Bonds (Givens Estates), Series 2021, 4.00% 12/1/2041	1,000	921
Public Fin. Auth., Rev. Bonds (Puerto Rico Toll Roads Monetization Project), Series 2024, AMT, 5.50% 7/1/2044	5,000	5,347
Public Fin. Auth., Rev. Bonds (Wilson Preparatory Academy), Series 2019-A, 5.00% 6/15/2039[1]	250	250
Public Fin. Auth., Rev. Ref. Bonds (Celanese Corp.), Series 2016-C, AMT, 4.30% 11/1/2030	1,140	1,140
Public Fin. Auth., Rev. Ref. Bonds (Roseman University of Health Sciences Project), Series 2022, 4.00% 4/1/2032[1]	405	399
Public Fin. Auth., Special Fac. Rev. Bonds (Million Air Three LLC General Aviation Facs. Project), Series 2024-A, AMT, 5.50% 9/1/2030[1]	600	610
Public Fin. Auth., Special Rev. Bonds (Candela Project), Series 2023, 6.125% 12/15/2029[1]	429	427
Public Fin. Auth., Special Rev. Bonds (Signorelli Projects, Municipal Utility Dists., Montgomery and Waller Counties), Series 2024, 5.375% 12/15/2032[1]	1,000	1,001
Public Fin. Auth., Student Housing Rev. Bonds (Beyond Boone, LLC - Appalachian State University Project), Series 2020-A, Assured Guaranty Municipal insured, 4.00% 7/1/2045	600	567
Public Fin. Auth., Student Housing Rev. Bonds (Beyond Boone, LLC - Appalachian State University Project), Series 2020-A, Assured Guaranty Municipal insured, 4.00% 7/1/2050	1,000	921
Public Fin. Auth., Student Housing Rev. Bonds (CHF-Manoa, LLC UH Residences for Graduate Students), Series 2023-A, 5.25% 7/1/2038[1]	415	445
University of Wisconsin, Hospitals and Clinics Auth., Rev. Green Bonds, Series 2024-A, 5.00% 4/1/2031	1,400	1,541
		74,686
Total bonds, notes & other debt instruments (cost: $2,569,763,000)		2,565,062
Short-term securities 2.78%
Municipals 2.78%
State of Texas, Board of Regents of Texas A&M University System, Rev. Fncg. System Bonds, Series 2024-A, 5.00% 5/15/2025	1,000	1,007
State of South Carolina, Charleston County School Dist., G.O. Bond Anticipation Notes (Sales Tax Projects - Phase V), Series 2024-B, 4.75% 5/8/2025	1,000	1,005
State of Tennessee, City of Clarksville, Public Building Auth., Pooled Fncg. Rev. Bonds, Series 2003, Bank of America LOC, 3.93% 1/1/2033[3]	1,200	1,200
State of Florida, City of Gainesville, Utilities System Rev. Bonds, Series 2019-C, 3.88% 10/1/2047[3]	18,345	18,345
State of Alaska, City of Valdez, Marine Terminal Rev. Ref. Bonds (ExxonMobil Project), Series 2001, 3.80% 12/1/2029[3]	1,150	1,150
State of Illinois, Fin. Auth., Demand Rev. Bonds (University of Chicago Medical Center), Series 2010-A, 3.75% 8/1/2044[3]	3,200	3,200
State of Iowa, Fin. Auth., Rev. Bonds (UnityPoint Health), Series 2018-E, 3.80% 2/15/2041[3]	2,275	2,275
State of South Carolina, Jobs-Econ. Dev. Auth., Hospital Rev. Bonds (Prisma Health Obligated Group), Series 2018-B, 3.80% 5/1/2048[3]	3,820	3,820
State of Texas, Lower Neches Valley Auth. Industrial Dev. Corp., Exempt Facs. Rev. Ref. Bonds (ExxonMobil Project), Series 2002-A, 3.85% 11/1/2029[3]	9,205	9,205

79	Capital Group Fixed Income ETF Trust

Capital Group Municipal Income ETF  (continued)
Short-term securities (continued)	Principal amount (000)	Value (000)
Municipals (continued)
State of Texas, Lower Neches Valley Auth. Industrial Dev. Corp., Rev. Bonds (ExxonMobil Project), Series 2010, 3.85% 11/1/2038[3]	USD 1,225	$1,225
State of Washington, Port of Seattle, Rev. Ref. Bonds, Series 2024-B, AMT, 5.00% 7/1/2025	3,905	3,930
State of Michigan, Regents of the University of Michigan, General Rev. Bonds, Series 2012-B, 3.70% 4/1/2042[3]	8,360	8,360
State of Tennessee, County of Montgomery, Public Building Auth., Pooled Fncg. Rev. Bonds (Tennessee County Loan Pool), Series 2002, Bank of America LOC, 3.93% 4/1/2032[3]	1,400	1,400
State of Florida, Fin. Auth., Econ. Dev. Rev. Ref. Bonds (Republic Services, Inc. Project), Series 2010-A, AMT, 4.2% 5/1/2034 (put 03/03/2025)[6]	3,220	3,220
State of Florida, Mission Econ. Dev. Corp., Solid Waste Disposal Rev. Ref. Bonds (Republic Services, Inc. Project), Series 2012, AMT, 4.25% 1/1/2026 (put 2/3/2025)[6]	3,800	3,801
State of New Hampshire, National Fin. Auth., Solid Waste Disposal Rev. Ref. Bonds (Waste Management, Inc. Project), Series 2019-A-4, AMT, 4.50% 8/1/2038 (put 7/1/2025)[6]	2,690	2,691
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2011-FF-1, 3.80% 6/15/2044[3]	1,500	1,500
State of Missouri, Health and Educational Facs. Auth., Demand Educational Facs. Rev. Bonds (Washington University), Series 2003-B, 3.80% 2/15/2033[3]	4,900	4,900
State of New York, Triborough Bridge and Tunnel Auth., General Rev. Ref. Bonds, Series 2005-B-3, 3.80% 1/1/2035[3]	1,800	1,800
		74,034
Total short-term securities (cost: $74,034,000)		74,034
Total investment securities 98.98% (cost: $2,643,797,000)		2,639,096
Other assets less liabilities 1.02%		27,315
Net assets 100.00%		$2,666,411
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 12/31/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2024 (000)
Rate	Payment frequency	Rate	Payment frequency
4.137%	Annual	SOFR	Annual	11/19/2026	USD69,120	$45	$—	$45
3.855%	Annual	SOFR	Annual	11/7/2029	27,548	(225)	—	(225)
SOFR	Annual	3.567%	Annual	10/9/2034	15,786	641	—	641
SOFR	Annual	3.6715%	Annual	11/7/2054	6,822	313	—	313
						$774	$—	$774
Restricted security4

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
County of Monroe, Lease Rental Rev. Bonds (Centurion Foundation Lehigh Valley), Series 2024-A, 5.10% 6/15/2039	6/14/2024	$4,890	$4,811	.19%

Capital Group Fixed Income ETF Trust	80

Capital Group Municipal Income ETF  (continued)
[1]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $154,311,000, which represented
5.79% of the net assets of the fund.

[2]	Step bond; coupon rate may change at a later date.
[3]
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[4]
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $4,811,000, which represented 0.19% of the net assets of the fund.

[5]	Scheduled interest and/or principal payment was not received.
[6]	For short-term securities, the mandatory put date is considered to be the maturity date.

Key to abbreviation(s)
Agcy. = Agency
AMT = Alternative Minimum Tax
Assn. = Association
Auth. = Authority
Certs. = Certificates
CME = CME Group
Dept. = Department
Dev. = Development

Dist. = District
Dists. = Districts
Econ. = Economic
Fac. = Facility
Facs. = Facilities
Fin. = Finance
Fncg. = Financing
G.O. = General Obligation

Part. = Participation
preref. = Prerefunded
Redev. = Redevelopment
Ref. = Refunding
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
USD = U.S. dollars
Refer to the notes to financial statements.

81	Capital Group Fixed Income ETF Trust

Capital Group Municipal High-Income ETF
Investment portfolio December 31, 2024

Bonds, notes & other debt instruments 94.89%	Principal amount (000)	Value (000)
Alabama 2.46%
Black Belt Energy Gas Dist., Gas Project Rev. Bonds (Project No. 8), Series 2022-A, 4.00% 12/1/2052 (put 12/1/2029)	USD 100	$99
Energy Southeast, Energy Supply Rev. Bonds (A Cooperative Dist.), Series 2024-B, 5.25% 7/1/2054 (put 6/1/2032)	750	810
City of Homewood, Educational Building Auth., Rev. Bonds (CHF - Horizons II, LLC, Student Housing & Parking Project at Samford University), Series 2024-C, 5.50% 10/1/2049	500	527
County of Jefferson, Sewer Rev. Warrants, Series 2024, 5.50% 10/1/2053	300	325
County of Mobile Industrial Dev. Auth., Solid Waste Disposal Rev. Bonds (AM/NS Calvert, LLC Project), Series 2024-A, AMT, 5.00% 6/1/2054	125	127
County of Mobile Industrial Dev. Auth., Solid Waste Disposal Rev. Bonds (AM/NS Calvert, LLC Project), Series 2024-B, AMT, 4.75% 12/1/2054	200	194
		2,082
Alaska 0.12%
Industrial Dev. and Export Auth., Power Rev. Ref. Bonds (Snettisham Hydroelectric Project), Series 2015, AMT, 5.00% 1/1/2025	100	100
Arizona 4.53%
City of Glendale, Industrial Dev. Auth., Senior Living Rev. Bonds (Royal Oaks Life Care Community), Series 2016, 5.00% 5/15/2039	250	250
Industrial Dev. Auth., Education Facs. Rev. Bonds (Leman Academy of Excellence Projects), Series 2022-A, 4.00% 7/1/2042	100	88
Industrial Dev. Auth., Education Rev. Bonds (Academies of Math & Science Projects), Series 2018-A, 5.00% 7/1/2048	250	251
Industrial Dev. Auth., Education Rev. Bonds (Doral Academy of Nevada - Fire Mesa and Red Rock Campus Projects), Series 2019-A, 5.00% 7/15/2049	100	96
Industrial Dev. Auth., Education Rev. Bonds (Doral Academy of Nevada - Pebble Campus Projects), Series 2020-A, 5.00% 7/15/2050[1]	100	96
Industrial Dev. Auth., Education Rev. Bonds (KIPP Nashville Projects), Series 2022-A, 5.00% 7/1/2057	250	249
Industrial Dev. Auth., Education Rev. Bonds (Somerset Academy of Las Vegas - Aliante and Skye Canyon Campus Projects), Series 2021-A, 4.00% 12/15/2051[1]	125	102
Industrial Dev. Auth., Municipal Certs., Series 2019-2, Class X, interest only, 1.016% 5/20/2033[2,3]	1,140	44
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Legacy Traditional Schools Projects), Series 2021-B, 3.50% 7/1/2044[1,4]	100	80
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Paradise Schools Projects), Series 2016, 5.00% 7/1/2036[1]	100	101
County of Maricopa, Industrial Dev. Auth., Education Rev. Ref. Bonds (Legacy Traditional Schools Projects), Series 2024, 4.25% 7/1/2044	200	182
County of Maricopa, Pollution Control Rev. Ref. Bonds (El Paso Electric Co. Palo Verde Project), Series 2009-A, 3.60% 2/1/2040	100	89
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Legacy Traditional Schools Projects), Series 2016-A, 5.00% 7/1/2046[1]	200	199
City of Phoenix, Industrial Dev. Auth., Health Care Facs. Rev. Bonds (Mayo Clinic), Series 2014-B, 3.90% 11/15/2052[3]	1,700	1,700
County of Pima, Industrial Dev. Auth., Education Fac. Rev. Ref. Bonds (American Leadership Academy Project), Series 2022, 4.00% 6/15/2057[1]	100	80
City of Sierra Vista, Industrial Dev. Auth., Education Fac. Rev. Bonds (American Leadership Academy Project), Series 2023, 5.75% 6/15/2058[1]	125	129
City of Sierra Vista, Industrial Dev. Auth., Education Fac. Rev. Bonds (American Leadership Academy Project), Series 2024, 5.00% 6/15/2064[1]	100	95
		3,831
Arkansas 0.57%
Dev. Fin. Auth., Industrial Dev. Rev. Bonds (Big River Steel Project), Series 2019, AMT, 4.50% 9/1/2049[1]	500	483
California 9.07%
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2024-B, 5.00% 1/1/2055 (put 12/1/2032)	200	211
Community Housing Agcy., Essential Housing Rev. Bonds (Glendale Properties), Series 2021-A-2, 4.00% 8/1/2047[1]	100	78

Capital Group Fixed Income ETF Trust	82

Capital Group Municipal High-Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
Community Housing Agcy., Essential Housing Rev. Bonds (Summit at Sausalito Apartments), Series 2021-A-2, 4.00% 2/1/2050[1]	USD 100	$76
Community Housing Agcy., Essential Housing Rev. Bonds (The Exchange at Bayfront Apartments), Series 2021-A-2, 4.00% 8/1/2051[1]	500	240
CSCDA Community Improvement Auth., Essential Housing Rev. Social Bonds (Westgate Phase 1 - Pasadena), Series 2021-A-1, 3.00% 6/1/2047[1]	100	69
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (777 Place - Pomona), Series 2021-B, 4.00% 5/1/2057[1]	100	70
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Acacia On Santa Rosa Creek), Series 2021-B, 4.00% 10/1/2046[1]	100	78
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Parallel-Anaheim), Series 2021-A, 4.00% 8/1/2056[1]	565	495
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Pasadena Portfolio), Series 2021-A-1, 2.65% 12/1/2046[1]	100	77
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Pasadena Portfolio), Series 2021-A-2, 3.00% 12/1/2056[1]	250	173
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Pasadena Portfolio), Series 2021-B, 4.00% 12/1/2056[1]	250	188
Educational Facs. Auth., Rev. Bonds (Saint Mary’s College of California), Series 2023-A, 5.50% 10/1/2053	500	523
Enterprise Dev. Auth., Charter School Rev. Ref. Bonds (Rocketship Public Schools - Obligated Group No. 2), Series 2022-A, 4.00% 6/1/2027[1]	250	246
Freddie Mac, Multi Family Mortgage Bonds, Series 2019-ML-05, Class ACA, 3.35% 11/25/2033	459	421
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Capital Appreciation Bonds, Series 2021-B-2, 0% 6/1/2066	1,000	106
Hastings Campus Housing Fin. Auth., Campus Housing Rev. Green Bonds, Series 2020-A, 5.00% 7/1/2061[1]	150	134
Health Facs. Fncg. Auth., Rev. Bonds (Adventist Health System/West), Series 2024-A, 5.00% 12/1/2028	100	106
Housing Fin. Agcy., Municipal Certs., Series 2021-A-3, 3.25% 8/20/2036	190	176
Infrastructure and Econ. Dev. Bank, Rev. Bonds (WFCS Portfolio Projects), Series 2021-A-1, 5.00% 1/1/2056[1]	125	123
Municipal Fin. Auth., Rev. Bonds (LINXS APM Project), Series 2018-A, AMT, 5.00% 6/30/2029	250	259
Municipal Fin. Auth., Rev. Ref. Bonds (HumanGood Obligated Group), Series 2019-A, 4.00% 10/1/2032	500	500
Municipal Fin. Auth., Special Fac. Rev. Bonds (United Airlines, Inc. Los Angeles International Airport Project), Series 2019, AMT, 4.00% 7/15/2029	550	542
Municipal Fin. Auth., Special Fin. Agcy. VII, Essential Housing Rev. Bonds (The Breakwater Apartments), Series 2021-A-2, 4.00% 8/1/2047[1]	190	159
Municipal Fin. Auth., Special Fin. Agcy. XII, Essential Housing Rev. Bonds (Allure Apartments), Series 2022-A-2, 4.375% 8/1/2049[1]	245	200
Municipal Fin. Auth., Special Fin. Agcy., Essential Housing Rev. Bonds (Latitude 33), Series 2021-A-2, 4.00% 12/1/2045[1]	100	80
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (City of Orange Portfolio), Series 2021-A-1, 2.80% 3/1/2047[1]	100	73
City of Palm Desert, Community Facs. Dist. No. 2021-1 (University Park), Special Tax Bonds, Series 2021, 4.00% 9/1/2051	100	87
Public Fin. Auth., Senior Living Rev. Bonds (The James), Series 2024-A, 6.50% 6/1/2054[1]	250	245
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2023-1 (Public Facs.), Special Tax Bonds, Series 2024, 5.00% 9/1/2048	250	255
City of Sacramento, Community Facs. Dist. No. 2018-03 (Greenbriar), Improvement Area No. 2, Special Tax Bonds, Series 2024, 5.00% 9/1/2049	225	228
San Diego Unified School Dist., G.O. Dedicated Unlimited Ad Valorem Property Tax Green Bonds, 2022 Election, Series 2024-B-3, 4.00% 7/1/2054	500	499
City and County of San Francisco, Airport Commission, San Francisco International Airport, Rev. Bonds, Series 2022-A-2, AMT, 5.00% 5/1/2026	155	158
Statewide Communities Dev. Auth., Rev. Bonds (Lancer Educational Student Housing Project), Series 2019-A, 5.00% 6/1/2051[1]	300	294
Statewide Communities Dev. Auth., Rev. Bonds (Loma Linda University Medical Center), Series 2014-A, 5.50% 12/1/2054	150	150
Statewide Communities Dev. Auth., Rev. Bonds (Loma Linda University Medical Center), Series 2016-A, 5.25% 12/1/2056[1]	100	101
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Lancer Educational Student Housing Project), Series 2016-A, 4.00% 6/1/2026[1]	210	209
Tejon Ranch Public Facs. Fncg. Auth., Community Facs. Dist. No. 2008-1, Special Tax Rev. Ref. Bonds (Tejon Ranch Industrial Complex Public Improvements - East), Series 2024-A, 5.00% 9/1/2054	40	41
		7,670

83	Capital Group Fixed Income ETF Trust

Capital Group Municipal High-Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Colorado 7.43%
City of Aurora, Windler Public Improvement Auth., Limited Tax Supported Rev. Bonds, Series 2021-A-1, 4.125% 12/1/2051	USD 500	$391
City of Brighton, Ridgeline Vista Metropolitan Dist., G.O. Limited Tax Bonds, Series 2021-A, 5.25% 12/1/2060[5]	500	485
City of Centennial, Southglenn Metropolitan Dist., Special Rev. Ref. Bonds, Series 2016, 5.00% 12/1/2046	500	477
City of Colorado Springs, Colorado Crossing Metropolitan Dist. No. 2, Limited Tax G.O. Bonds, Series 2020-A-2, 5.00% 12/1/2050	500	482
City of Colorado Springs, Creekwalk Marketplace Business Improvement Dist., Limited Tax Supported and Special Rev. Ref. and Improvement Bonds, Series 2024-A, 6.00% 12/1/2054	500	494
City and County of Denver, Water Rev. Ref. Bonds, Series 2024-A, 5.00% 9/15/2054	1,000	1,079
City of Lone Tree, Rampart Range Metropolitan Dist. No. 5, Limited Tax Supported and Special Rev. Bonds, Series 2021, 4.00% 12/1/2051	1,000	847
Mead Place Metropolitan Dist. No. 4, Limited Tax G.O. Bonds, Capital Appreciation Bonds, Series 2024, 0% 12/1/2054[1,4]	500	357
Town of Severance, Hunters Overlook Metropolitan Dist. No. 5, Limited Tax G.O. Rev. Ref. Bonds, Series 2024, 4.25% 12/1/2054	150	143
Sterling Ranch Community Auth. Board, Special Improvement Dist. No. 1, Special Assessment Rev. Bonds, Series 2024, 5.625% 12/1/2043	100	103
Town of Superior, STC Metropolitan Dist. No. 2, Limited Tax G.O. and Special Rev. Ref. and Improvement Bonds, Series 2019-A, 5.00% 12/1/2038	500	494
Tree Farm Metropolitan Dist., G.O. Limited Tax Bonds, Series 2021, 4.50% 12/1/2041[1]	500	456
Town of Windsor, Jacoby Farm Metropolitan Dist., Limited Tax G.O. Rev. Ref. Bonds, Series 2021, 5.00% 12/15/2046[1,5]	500	471
		6,279
Connecticut 0.10%
City of Bridgeport, Steel Point Infrastructure Improvement Dist., Special Obligation Rev. Bonds (Steelpointe Harbor Project), Series 2021, 4.00% 4/1/2051[1]	100	84
Florida 4.26%
Capital Trust Agcy., Rev. Bonds (Educational Growth Fund, LLC Charter School Portfolio Projects), Series 2021-A-1, 5.00% 7/1/2056[1]	350	331
Capital Trust Auth., Educational Facs. Rev. and Rev. Ref. Bonds (Plato Academy Schools Project), Series 2024-A, 5.125% 12/15/2054	100	96
Capital Trust Auth., Educational Facs. Rev. and Rev. Ref. Bonds (Plato Academy Schools Project), Series 2024-A, 5.125% 12/15/2059	100	96
Counties of Charlotte and Lee, Babcock Ranch Community Independent Special Dist., Special Assessment Rev. Bonds, Series 2024, 5.25% 5/1/2055[1]	25	25
Dev. Fin. Corp., Educational Facs. Rev. Bonds (Cornerstone Charter Academy Project), Series 2022, 5.00% 10/1/2042[1]	100	100
Dev. Fin. Corp., Educational Facs. Rev. Bonds (Mater Academy Projects), Series 2022-A, 5.00% 6/15/2052	250	246
Dev. Fin. Corp., Healthcare Facs. Rev. Bonds (Renaissance Charter School, Inc.), Series 2020-C, 5.00% 9/15/2040[1]	150	145
Dev. Fin. Corp., Solid Waste Disposal Rev. Bonds (GFL Solid Waste Southeast LLC Project), Series 2024-A, AMT, 4.375% 10/1/2054 (put 10/1/2031)[1]	250	249
Dev. Fin. Corp., Solid Waste Disposal Rev. Bonds (Waste Pro USA, Inc. Project), Series 2019, AMT, 5.00% 5/1/2029[1]	350	356
Dev. Fin. Corp., Solid Waste Disposal Rev. Bonds (Waste Pro USA, Inc. Project), Series 2021, AMT, 3.00% 6/1/2032	250	226
City of Haines City, Charles Cove Community Dev. Dist., Special Assessment Rev. Bonds, Series 2020, 4.25% 5/1/2040	225	213
City of Jacksonville, Boggy Branch Community Dev. Dist., Special Assessment Bonds, Series 2021, 4.00% 5/1/2051	250	207
County of Lee, Esplanade Lake Club Community Dev. Dist., Capital Improvement Rev. Bonds, Series 2019-A-2, 4.00% 11/1/2040	185	169
County of Lee, Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Shell Point Obligated Group), Series 2024-A, 5.25% 11/15/2054	270	280
City of Pompano Beach, Rev. Bonds (John Knox Village Project), Series 2021-A, 4.00% 9/1/2051	500	422
City of Venice, Retirement Community Rev. Improvement Bonds (Village on the Isle Project), Series 2019, 5.00% 1/1/2047	150	143
City of Wildwood, Village Community Dev. Dist. No. 13, Special Assessment Rev. Bonds, Series 2021, 3.25% 5/1/2052	260	195
City of Wildwood, Village Community Dev. Dist. No. 15, Special Assessment Rev. Bonds, Series 2023, 5.25% 5/1/2054[1]	100	103
		3,602

Capital Group Fixed Income ETF Trust	84

Capital Group Municipal High-Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Georgia 1.06%
City of Atlanta, Dev. Auth. Senior Rev. Bonds (Westside Gulch Area Project), Series 2024-A-2, 5.50% 4/1/2039[1]	USD 300	$306
County of Fayette Dev., Auth. Rev. Bonds (United States Soccer Federation, Inc. Project), Series 2024, 5.25% 10/1/2054	55	58
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2024-A, 5.00% 5/1/2054 (put 9/1/2031)	500	531
		895
Guam 0.03%
Business Privilege Tax Rev. Ref. Bonds, Series 2015-D, 4.00% 11/15/2039	25	24
Hawaii 0.37%
Dept. of Budget and Fin., Special Purpose Rev. Ref. Bonds (Hawaiian Electric Co., Inc.), Series 2017-B, AMT, 4.00% 3/1/2037	255	229
Dept. of Budget and Fin., Special Purpose Rev. Ref. Bonds (Hawaiian Electric Co., Inc.), Series 2019, 3.20% 7/1/2039	100	82
		311
Idaho 0.13%
Health Facs. Auth., Rev. Bonds (Terraces of Boise), Series 2021-A, 4.55% 10/1/2056	130	109
Illinois 4.22%
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-H, 5.00% 12/1/2036	500	503
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-H, 5.00% 12/1/2046	500	490
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Capital Appreciation Bonds, Series 2019-A, 0% 12/1/2025	250	241
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Series 2012-A, 5.00% 12/1/2042	220	217
G.O. Bonds, Series 2014, 5.00% 5/1/2032	375	375
G.O. Bonds, Series 2014, 5.00% 2/1/2039	50	50
G.O. Bonds, Series 2021-B, 3.00% 12/1/2041	140	117
Housing Dev. Auth., Housing Rev. Green Bonds, Series 2021-B, 3.00% 4/1/2051	250	244
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, Capital Appreciation Bonds, Series 2002-A, National insured, 0% 6/15/2036	250	161
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2020-A, 5.00% 6/15/2050	300	307
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2022-A, 0% 6/15/2039	220	121
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2010-B-1, Assured Guaranty Municipal insured, 0% 6/15/2043	400	179
Board of Trustees of Northern Illinois University, Auxiliary Facs. System Rev. Ref. Bonds, Series 2020-B, BAM insured, 5.00% 4/1/2033	350	370
Board of Trustees of Northern Illinois University, Auxiliary Facs. System Rev. Ref. Bonds, Series 2020-B, BAM insured, 4.00% 4/1/2041	100	95
Sports Facs. Auth., Sports Facs. Rev. Ref. Bonds (State Tax Supported), Capital Appreciation Bonds, Series 2001, AMBAC insured, 0% 6/15/2025	100	98
		3,568
Indiana 1.71%
Fin. Auth., Environmental Improvement Rev. Ref. Bonds (U.S. Steel Corp. Project), Series 2021-A, 4.125% 12/1/2026	25	25
Fin. Auth., Hospital Rev. Ref. Bonds (Methodist Hospitals, Inc.), Series 2024-A, 5.50% 9/15/2044	195	204
Fin. Auth., Midwestern Disaster Relief Rev. Bonds (Ohio Valley Electric Corp. Project), Series 2012-B, 3.00% 11/1/2030	265	251
Fin. Auth., Pollution Control Rev. Bonds (Ohio Valley Electric Corp. Project), Series 2010-B, 2.50% 11/1/2030	310	283

85	Capital Group Fixed Income ETF Trust

Capital Group Municipal High-Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Indiana (continued)
Fin. Auth., Rev. Bonds (BHI Senior Living Obligated Group), Series 2018-A, 5.00% 11/15/2053	USD 100	$98
Fin. Auth., Rev. Ref. Bonds (BHI Senior Living Obligated Group), Series 2021-A, 4.00% 11/15/2041	500	461
City of Whiting, Environmental Facs. Rev. Bonds (BP Products North America, Inc. Project), Series 2021, AMT, 3.00% 11/1/2051	170	123
		1,445
Iowa 0.82%
Fin. Auth., Midwestern Disaster Area Rev. Ref. Bonds (Iowa Fertilizer Co. Project), Series 2022, 5.00% 12/1/2050 (preref. 12/1/2032)	250	284
Student Loan Liquidity Corp., Student Loan Rev. Bonds, Series 2019-B, AMT, 3.00% 12/1/2039	205	193
Student Loan Liquidity Corp., Student Loan Rev. Bonds, Series 2024-C, AMT, 5.00% 12/1/2054	55	53
Tobacco Settlement Auth., Tobacco Settlement Asset-Backed Bonds, Capital Appreciation Bonds, Series 2021-B-2, 0% 6/1/2065	1,145	163
		693
Kentucky 0.70%
City of Henderson, Exempt Facs. Rev. Bonds (Pratt Paper, LLC Project), Series 2022-B, AMT, 3.70% 1/1/2032[1]	600	589
Louisiana 0.62%
Local Government Environmental Facs. and Community Dev. Auth., Rev. Ref. Bonds (Entergy Louisiana, LLC Projects), Series 2021-B, 2.50% 4/1/2036	125	103
Local Government Environmental Facs. and Community Dev. Auth., Rev. Ref. Bonds (Westlake Chemical Corp. Projects), Series 2017, 3.50% 11/1/2032	335	319
Public Facs. Auth., Rev. Ref. Bonds (Lake Charles Academy Foundation Project), Series 2024-A, 5.00% 12/15/2043[1]	100	99
		521
Maryland 0.32%
Mayor and City Council of Baltimore, Special Obligation Rev. Bonds (Harbor Point Project), Series 2019-B, 3.375% 6/1/2029[1]	285	271
Michigan 0.92%
City of Detroit, Unlimited Tax G.O. Bonds, Series 2021-A, 4.00% 4/1/2040	100	95
City of Flint, Hospital Building Auth., Rev. and Rev. Ref. Bonds (Hurley Medical Center), Series 2020, 4.00% 7/1/2038	250	235
City of Grand Rapids Econ. Dev. Corp., Rev. Ref. Bonds (Beacon Hill Estate Project), Series 2017-A, 5.00% 11/1/2037	100	96
City of Kentwood Econ. Dev. Corp., Limited Obligation Rev. Ref. Bonds (Holland Home Obligated Group), Series 2019, 5.00% 11/15/2041	250	250
Strategic Fund, Limited Obligation Rev. Green Bonds (Graphic Packaging International, LLC Coated Recycled Board Machine Project), Series 2021, AMT, 4.00% 10/1/2061 (put 10/1/2026)	100	100
		776
Mississippi 0.96%
Hospital Equipment and Facs. Auth., Rev. Bonds (Baptist Memorial Health Care), Series 2016-A, 5.00% 9/1/2046	100	100
County of Lowndes, Solid Waste Disposal and Pollution Control Rev. Ref. Bonds (International Paper Co. Project), Series 2022, 2.65% 4/1/2037 (put 4/1/2027)[4]	725	712
		812
Missouri 1.56%
County of Cape Girardeau, Industrial Dev. Auth., Tax Increment and Special Dist. Rev. Bonds (Westpark Mall Redev. Project), Series 2024, 5.50% 5/1/2044[1]	100	97
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (Bethesda Health Group, Inc.), Series 2021, 4.00% 8/1/2041	250	222
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services), Series 2016-B, 5.00% 2/1/2034	120	121

Capital Group Fixed Income ETF Trust	86

Capital Group Municipal High-Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Missouri (continued)
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2024-E, 6.00% 5/1/2055	USD 640	$705
City of Lee’s Summit, Industrial Dev. Auth., Senior Living Facs. Rev. Bonds (John Knox Village), Series 2024-A, 5.00% 8/15/2039	70	74
County of St. Louis, Industrial Dev. Auth., Senior Living Facs. Rev. Bonds (Friendship Village St. Louis Obligated Group), Series 2018, 5.25% 9/1/2053	100	98
		1,317
Nevada 1.32%
Dept. of Business and Industry, Rev. Bonds (Brightline West Passenger Rail Project), Series 2020-A-4, AMT, 8.125% 1/1/2050 (put 8/15/2025)	400	411
City of Las Vegas, Special Improvement Dist. No. 816 (Summerlin Village 22), Local Improvement Bonds, Series 2021, 3.125% 6/1/2046	105	78
City of Las Vegas, Special Improvement Dist. No. 611 (Sunstone Phase I and II), Local Improvement Bonds, Series 2020, 4.125% 6/1/2050	490	426
City of Sparks, Special Improvement Dist. No. 1 (5 Ridges), Local Improvement Bonds, Series 2024, 4.75% 6/1/2033	100	103
City of Sparks, Special Improvement Dist. No. 1 (5 Ridges), Local Improvement Bonds, Series 2024, 4.75% 6/1/2034	100	102
		1,120
New Hampshire 4.24%
Business Fin. Auth., Solid Waste Disposal Rev. Bonds (Casella Waste Systems, Inc. Project), Series 2013, AMT, 2.95% 4/1/2029 (put 10/1/2019)[1]	100	95
Health and Education Facs. Auth., Education Loan Rev. Bonds (Granite Edvance Corp. Issue), Series 2024-B, AMT, 4.00% 11/1/2044	5	5
Health and Education Facs. Auth., Rev. Bonds (Dartmouth College Issue), Series 2007-B, 3.75% 6/1/2041[3]	1,100	1,100
National Fin. Auth., Lease Rent Rev. Bonds (Centurion Foundation Woodway Drive, LLC), Series 2024-A, 4.53% 10/15/2034[1]	100	100
National Fin. Auth., Municipal Certs., Series 2022-1, Class A, 4.375% 9/20/2036	484	481
National Fin. Auth., Municipal Certs., Series 2022-2, Class A, 4.00% 10/20/2036	485	468
National Fin. Auth., Municipal Certs., Series 2024-4, Class B-CA, 3.926% 7/20/2040[3]	250	227
National Fin. Auth., Municipal Certs., Series 2024-3, Class A, 4.035% 10/20/2041[3]	125	118
National Fin. Auth., Resource Recovery Rev. Ref. Bonds (Covanta Project), Series 2018-A, AMT, 4.00% 11/1/2027[1]	100	98
National Fin. Auth., Resource Recovery Rev. Ref. Bonds (Covanta Project), Series 2018-C, AMT, 4.875% 11/1/2042[1]	100	95
National Fin. Auth., Senior Living Rev. Ref. Bonds (Springpoint Senior Living Project), Series 2021, 4.00% 1/1/2041	300	272
National Fin. Auth., Special Rev. Bonds (Grand Prairie Project), Series 2024, 5.875% 12/15/2032[1]	275	269
National Fin. Auth., Specialty Pharmacy Rev. Bonds (University Hospitals Home Care Services, Inc.), Series 2024-A, 6.25% 12/15/2038[1]	250	259
		3,587
New Jersey 0.42%
Econ. Dev. Auth., Rev. Ref. Bonds (Provident Group - Rowan Properties, LLC - Rowan University Student Housing Project), Series 2015-A, 5.00% 1/1/2035	250	249
Higher Education Student Assistance Auth., Student Loan Rev. and Rev. Ref. Bonds, Series 2022, AMT, 4.00% 12/1/2041	105	103
		352
New York 10.27%
City of Albany Capital Resource Corp., Rev. Bonds (Kipp Capital Region Public Charter Schools Project), Series 2024, 4.75% 6/1/2054	500	495
Dormitory Auth., Rev. Bonds (White Plains Hospital Obligated Group), Series 2024, 5.25% 10/1/2049	50	53
Dormitory Auth., State Sales Tax Rev. Bonds, Series 2024-A, 5.00% 3/15/2049	750	806
New York City Industrial Dev. Agcy., PILOT Ref. Bonds (Queens Baseball Stadium Project), Series 2021-A, Assured Guaranty Municipal insured, 5.00% 1/1/2026	200	203
New York City Industrial Dev. Agcy., PILOT Rev. Ref. Bonds (Queens Baseball Stadium Project), Series 2021-A, Assured Guaranty Municipal insured, 3.00% 1/1/2046	100	78
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2024-BB-1, 5.25% 6/15/2054	1,000	1,088

87	Capital Group Fixed Income ETF Trust

Capital Group Municipal High-Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
New York (continued)
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2023-F-1, 5.00% 2/1/2044	USD 1,000	$1,079
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2024-C, 5.00% 5/1/2053	500	533
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-C-C1, 5.00% 5/1/2048	500	539
Onongada Civic Dev. Corp., Rev. Ref. Bonds (Crouse Health Hospital, Inc. Project), Series 2024-A, 5.375% 8/1/2054	50	45
Sullivan County Infrastructure Local Dev. Corp., Rev. Bonds (Adelaar Infrastructure Project), Series 2016-E-2, 5.35% 11/1/2049[1]	500	501
Transportation Dev. Corp., Special Fac. Rev. Bonds (American Airlines, Inc. John F. Kennedy International Airport Project), Series 2021, AMT, 3.00% 8/1/2031	250	233
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2020-A, AMT, 5.00% 12/1/2028	250	260
Transportation Dev. Corp., Special Fac. Rev. Ref. Bonds (American Airlines, Inc. John F. Kennedy International Airport Project), Series 2016, AMT, 5.00% 8/1/2026	45	45
Transportation Dev. Corp., Special Facs. Bonds (LaGuardia Airport Terminal B Redev. Project), Series 2016-A, AMT, 5.25% 1/1/2050	500	500
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2018, AMT, 5.00% 1/1/2029	500	516
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2018, AMT, 5.00% 1/1/2031	500	514
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2020, AMT, 5.00% 10/1/2035	500	519
Transportation Dev. Corp., Special Facs. Rev. Green Bonds (John. F. Kennedy International Airport New Terminal One Project), Series 2024, AMT, 5.50% 6/30/2060	500	524
Transportation Dev. Corp., Special Facs. Rev. Green Bonds (John. F. Kennedy International Airport New Terminal Six Redev. Project), Capital Appreciation Bonds, Series 2024-B, AMT, 0% 12/31/2054 (5.00% on 12/31/2034)[4]	75	48
County of Westchester Industrial Dev. Agcy., Special Fac. Rev. Bonds (Million Air Two, LLC. General Aviation Facs. Project), Series 2017-A, AMT, 7.00% 6/1/2046[1]	100	105
		8,684
North Carolina 0.61%
Medical Care Commission, Health Care Facs. First Mortgage Rev. Bonds (The Presbyterian Homes Obligated Group), Series 2020-A, 4.00% 10/1/2050	250	217
Medical Care Commission, Retirement Facs. First Mortgage Rev. Bonds (Lutheran Retirement Ministries Project), Series 2019-A, 5.00% 1/1/2038	150	153
Medical Care Commission, Retirement Facs. First Mortgage Rev. Bonds (Lutheran Retirement Ministries Project), Series 2019-A, 5.00% 1/1/2049	100	100
Medical Care Commission, Retirement Facs. First Mortgage Rev. Bonds (Penick Village Project), Series 2024-A, 5.50% 9/1/2054	45	45
		515
Ohio 2.59%
Air Quality Dev. Auth., Air Quality Dev. Rev. Ref. Bonds (Duke Energy Corp. Project), Series 2022-B, AMT, 4.25% 11/1/2039 (put 6/1/2027)	250	252
Air Quality Dev. Auth., Exempt Facs. Rev. Bonds (AMG Vanadium Project), Series 2019, AMT, 5.00% 7/1/2049[1]	250	233
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-Backed Rev. Ref. Bonds, Series 2020-B-2, 5.00% 6/1/2055	600	532
County of Franklin, Health Care Facs. Rev. Ref. Bonds (Ohio Living Communities), Series 2022, 4.00% 7/1/2033	100	97
County of Hamilton, Healthcare Rev. Bonds (Life Enriching Communities Project), Series 2023-A, 5.75% 1/1/2053	190	198
County of Hamilton, Hospital Facs. Rev. Bonds (UC Health), Series 2020, 5.00% 9/15/2050	250	250
Higher Educational Facs. Commission, Healthcare Fac. Rev. Bonds (Judson Obligated Group 2020 Project), Series 2020-A, 5.00% 12/1/2045	100	97
Port Auth., Gas Supply Rev. Bonds, Series 2024-A, 5.00% 2/1/2055 (put 8/1/2030)	500	528
		2,187
Oklahoma 0.11%
Norman Regional Hospital Auth., Hospital Rev. Bonds (Norman Regional Hospital Auth. Obligated Group), Series 2019, 5.00% 9/1/2045	100	95

Capital Group Fixed Income ETF Trust	88

Capital Group Municipal High-Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Oregon 1.80%
Dept. of Administrative Services, State Lottery Rev. Ref. Bonds, Series 2024-A, 5.00% 4/1/2042	USD 500	$553
County of Multnomah, Hospital Facs. Auth., Rev. and Rev. Ref. Green Bonds (Exempt Terwilliger Plaza - Parkview Project), Series 2021-A, 4.00% 12/1/2051	500	379
County of Multnomah, Hospital Facs. Auth., Rev. and Rev. Ref. Green Bonds (Exempt Terwilliger Plaza - Parkview Project), Series 2021-A, 4.00% 12/1/2056	500	368
City of Salem, Hospital Fac. Auth., Rev. and Rev. Ref. Bonds (Capital Manor Project), Series 2022, 4.00% 5/15/2040	250	226
		1,526
Pennsylvania 1.69%
Berks County Municipal Auth. Rev. Bonds (Tower Health Project), Series 2024-A-3, 5.00% 6/30/2039	193	186
Berks County Municipal Auth. Rev. Bonds (Tower Health Project), Series 2024-A-4, 7.00% 6/30/2039	252	227
County of Berks, Municipal Auth., Rev. Bonds (Tower Health Project), Series 2024-A-2, 6.00% 6/30/2034	36	39
County of Berks, Municipal Auth., Rev. Bonds (Tower Health Project), Series 2024-A-1, 8.00% 6/30/2034	21	21
City of Dubois, Hospital Auth., Hospital Rev. Bonds (Penn Highlands Healthcare), Series 2021, 4.00% 7/15/2051	100	82
Econ. Dev. Fncg. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2019-A, AMT, 4.25% 8/1/2038 (put 8/1/2025)	500	500
Higher Education Assistance Agcy., Education Loan Rev. Bonds, Series 2021-A, AMT, 2.625% 6/1/2042	250	222
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2024-146A, 6.25% 10/1/2054	45	49
City of Philadelphia, Industrial Dev. Auth., Charter School Rev. Bonds (Mast Community Charter School III Project), Series 2021, 5.00% 8/1/2054	110	105
		1,431
Puerto Rico 5.71%
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2022-A, 4.00% 7/1/2042[1]	500	470
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2021-B, 4.00% 7/1/2047[1]	250	228
Electric Power Auth., Power Rev. Bonds, Series 2010-ZZ, 4.25% 7/1/2018[5]	120	65
Electric Power Auth., Power Rev. Bonds, Series 2008-WW, 5.25% 7/1/2025[5]	615	334
Electric Power Auth., Power Rev. Bonds, Series 2012-A, 5.00% 7/1/2042[5]	370	201
Electric Power Auth., Power Rev. Ref. Bonds, Series 2007-UU, Assured Guaranty Municipal insured, 3.469% 7/1/2017[4,5]	5	3
Electric Power Auth., Power Rev. Ref. Bonds, Series 2010-DDD, 3.625% 7/1/2021[5]	5	3
G.O. Restructured Bonds, Series 2022-A-1, 5.625% 7/1/2027	189	196
G.O. Restructured Bonds, Series 2022-A-1, 5.625% 7/1/2029	51	54
G.O. Restructured Bonds, Series 2022-A-1, 5.75% 7/1/2031	53	58
G.O. Restructured Bonds, Series 2022-A-1, 4.00% 7/1/2033	64	63
G.O. Restructured Bonds, Series 2022-A-1, 4.00% 7/1/2035	250	244
G.O. Restructured Bonds, Series 2022-A-1, 4.00% 7/1/2037	58	56
G.O. Restructured Bonds, Series 2022-A-1, 4.00% 7/1/2041	250	237
G.O. Restructured Bonds, Series 2022-A-1, 4.00% 7/1/2046	215	200
G.O. Taxable Bonds, Series 2022, 0% 11/1/2043[3]	1,347	826
G.O. Taxable Bonds, Series 2022, 0% 11/1/2051	993	617
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2018-A-1, 4.75% 7/1/2053	72	71
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Capital Appreciation Bonds, Series 2007-A, Class 2, 0% 8/1/2047[3]	209	64
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Series 2019-A-2, 4.329% 7/1/2040	72	71
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Series 2019-A-2, 4.329% 7/1/2040	23	23
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Capital Appreciation Bonds, Series 2018-A-1, 0% 7/1/2046	1,814	587
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Capital Appreciation Bonds, Series 2018-A-1, 0% 7/1/2051	665	156
		4,827
Rhode Island 0.49%
Health and Educational Building Corp., Hospital Fncg. Rev. Bonds (Lifespan Obligated Group Issue), Series 2024, 5.25% 5/15/2049	150	159
Student Loan Auth., Student Loan Program Rev. Bonds, Series 2019-A, AMT, 5.00% 12/1/2026	250	255
		414

89	Capital Group Fixed Income ETF Trust

Capital Group Municipal High-Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
South Carolina 0.84%
Connector 2000 Assn., Inc., Toll Road Rev. Bonds, Capital Appreciation Bonds, Series 2011-A-1, 0% 1/1/2042	USD 300	$89
Jobs-Econ. Dev. Auth., Econ. Dev. Rev. Bonds (The Woodlands at Furman Project), Series 2020-A, 5.00% 11/15/2054	250	238
Jobs-Econ. Dev. Auth., Retirement Community Rev. Bonds (Seafields at Kiawah Island Project), Series 2023-A, 7.50% 11/15/2053	260	278
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2016-B, 5.00% 12/1/2035	100	102
		707
Tennessee 0.55%
Metropolitan Dev. and Housing Agcy., Tennessee Tax Increment Rev. Bonds (Fifth & Broadway Dev. Project), Series 2018, 5.125% 6/1/2036[1]	250	254
Metropolitan Government of Nashville and Davidson County, Industrial Dev. Board, Special Assessment Rev. Bonds (South Nashville Central Business Improvement Dist.), Series 2021-A, 4.00% 6/1/2051[1]	250	216
		470
Texas 7.23%
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Basis Texas Charter Schools, Inc.), Series 2024, 4.50% 6/15/2044[1]	500	475
Arlington Higher Education Fin. Corp., Education Rev. Bonds (TGP Public Schools - The Gathering Place), Series 2022-A, 5.75% 8/15/2062	100	91
Brazoria County Industrial Dev. Corp., Solid Waste Disposal Facs. Rev. Bonds (Aleon Renewable Metals, LLC Project), Series 2022, AMT, 10.00% 6/1/2042[1,3]	100	90
Brazoria County Industrial Dev. Corp., Solid Waste Disposal Facs. Rev. Bonds (Gladieux Metals Recycling, LLC Project), Series 2020, 8.50% 3/1/2039[1,5]	100	85
Brazos Higher Education Auth., Inc., Student Loan Program Rev. Bonds, Series 2024-1-A, AMT, 4.00% 4/1/2045	50	47
City of Celina, Special Assessment Rev. Bonds (Mosaic Public Improvement Dist. Improvement Area #2 Project), Series 2024, 5.50% 9/1/2054[1]	100	101
Fort Bend County Industrial Dev. Corp., Industrial Dev. Rev. Bonds (NRG Energy, Inc. Project), Series 2012-B, 4.75% 11/1/2042	100	100
City of Friendswood, Special Assessment Rev. Bonds (Friendswood City Center Public Improvement Dist. Initial Major Improvements Project), Series 2024, 7.00% 9/15/2054	250	250
County of Galveston, Municipal Utility Dist. No. 79, Unlimited Tax Bonds, Series 2024, 4.625% 4/1/2047	550	524
County of Harris, Permanent Improvement Tax and Rev. Certs. of Obligation, Series 2024, 5.00% 9/15/2054	150	160
County of Harris, Unlimited Tax Road Rev. Ref. Bonds, Series 2024-A, 5.00% 9/15/2054	150	160
Harris County Cultural Education Facs. Fin. Corp., First Mortgage Rev. Bonds (Brazos Presbyterian Homes, Inc. Project), Series 2016, 5.00% 1/1/2048	100	100
Dept. of Housing and Community Affairs, Residential Mortgage Rev. Bonds, Series 2024-C, 6.00% 7/1/2054	500	550
City of Houston, Airport System Facs. Rev. Bonds (United Airlines, Inc. Terminal Improvement Projects), Series 2024-B, AMT, 5.25% 7/15/2034	250	262
City of Houston, Airport System Facs. Rev. Bonds (United Airlines, Inc. Terminal Improvement Projects), Series 2024-B, AMT, 5.50% 7/15/2037	200	212
City of Houston, Airport System Special Facs. Rev. Ref. Bonds (United Airlines, Inc. Terminal Improvement Projects), Series 2020-C, AMT, 5.00% 7/15/2027	100	102
City of Houston, Airport System Special Facs. Rev. Ref. Bonds (United Airlines, Inc. Terminal Improvement Projects), Series 2015-B-1, AMT, 5.00% 7/15/2030	500	502
City of Houston, G.O. Rev. Ref. Bonds, Series 2024-A, 5.25% 3/1/2049	500	545
City of Justin, Special Assessment Rev. Bonds (Timberbrook Public Improvement Dist. No. 1 Improvement Area #2 Project), Series 2021, 4.00% 9/1/2051[1]	100	85
New Hope Cultural Education Facs. Fin. Corp., Senior Living Rev. Bonds (Wichita Falls Retirement Foundation Project), Series 2021, 4.00% 1/1/2041	250	219
North Texas Higher Education Auth., Inc., Education Loan Rev. Bonds, Senior Series 2024-1-A, AMT, 4.125% 6/1/2045	50	47
Northwest Independent School Dist., Unlimited Tax School Building Bonds, Series 2024-A, 5.00% 2/15/2049	1,000	1,062
Surface Transportation Corp., Private Activity Rev. Bonds (NTE Mobility Partners Segments 3 LLC Segment 3C Project), Series 2019, AMT, 5.00% 6/30/2058	250	254
Tomball Business Improvement Dist. No. 1, Unlimited Tax Bonds, Series 2024, 4.125% 11/15/2049	100	92
		6,115

Capital Group Fixed Income ETF Trust	90

Capital Group Municipal High-Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Utah 2.91%
Fiddlers Canyon Infrastructure Fncg. Dist., Special Assessment Bonds (Fiddlers Canyon Assessment Area), Series 2024, 5.625% 12/1/2053[1]	USD 100	$98
Housing Corp., Single Family Mortgage Bonds, Series 2024-I, 6.25% 7/1/2055	100	112
Mida Mountain Village Public Infrastructure Dist., Special Assessment Rev. Bonds (Mountain Village Assessment Area), Series 2020-A, 4.25% 8/1/2035[1]	105	102
MIDA Mountain Village Public Infrastructure Dist., Special Assessment Rev. Bonds (Mountain Village Assessment Area #2), Series 2021, 4.00% 8/1/2030[1]	100	99
MIDA Mountain Village Public Infrastructure Dist., Tax Allocation Rev. Bonds, Series 2024-2, 6.00% 6/15/2054[1]	550	567
Military Installation Dev. Auth., Tax Allocation Rev. Bonds, Series 2021-A-2, 4.00% 6/1/2036	500	467
NS Public Infrastructure Dist. No. 1, Special Assessment bonds (NS Assessment Area No. 1), Series 2024, 6.00% 12/1/2044[1]	100	95
Sun Stone Infrastructure Fncg. Dist., Special Assessment Bonds (Sun Stone Assessment Area No. 1), Series 2024, 6.75% 6/1/2054[1]	250	246
Three Bridges Public Infrastructure Dist. No. 1, Special Assessment Bonds (Three Bridges Assessment Area No. 1), Series 2024-1, 5.00% 12/1/2036[1]	250	247
Three Bridges Public Infrastructure Dist. No. 1, Special Assessment Bonds (Three Bridges Assessment Area No. 1), Series 2024-2, 6.00% 12/1/2053[1]	250	249
Wood Ranch Public Infrastructure Dist., Special Assessment Bonds (Wood Ranch Assessment Area No. 1), Series 2024, 5.625% 12/1/2053[1]	180	183
		2,465
Vermont 0.55%
Econ. Dev. Auth., Mortgage Rev. Bonds (Wake Robin Corp. Project), Series 2021-A, 4.00% 5/1/2037	250	239
Student Assistance Corp., Education Loan Rev. Bonds, Series 2021-A, AMT, 2.375% 6/15/2039	250	229
		468
Virgin Islands 0.31%
Matching Fund Special Purpose Securitization Corp., Matching Fund Securitization Bonds, Series 2022-A, 5.00% 10/1/2028	250	259
Virginia 1.77%
Town of Farmville, Industrial Dev. Auth., Educational Facs. Rev. Ref. Bonds (Longwood University Student Housing Project), Series 2018-A, 5.00% 1/1/2038	500	504
County of Hanover, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Covenant Woods), Series 2018, 5.00% 7/1/2048	200	196
City of Newport News, Industrial Dev. Auth., Health Systems Rev. Bonds, Series 2017-A, 5.00% 7/1/2046[1]	500	487
Small Business Fncg. Auth., Residential Care Facs. Rev. Ref. Bonds (LifeSpire of Virginia), Series 2024-A, 5.00% 12/1/2034	50	53
Small Business Fncg. Auth., Residential Care Facs. Rev. Ref. Bonds (LifeSpire of Virginia), Series 2024-A, 5.00% 12/1/2039	100	105
Virginia Beach Dev. Auth., Residential Care Fac. Rev. Bonds (Westminster-Canterbury on Chesapeake Bay), Series 2023-B-3, 5.375% 9/1/2029	145	149
		1,494
Washington 4.24%
Convention Center Public Facs. Dist., Lodging Tax Bonds, Series 2010-B, 5.00% 7/1/2048	95	97
Convention Center Public Facs. Dist., Lodging Tax Bonds, Series 2018, 4.00% 7/1/2058	125	112
Health Care Facs. Auth., Rev. Bonds (Providence St. Joseph Health), Series 2014-D, 5.00% 10/1/2041	250	250
Housing Fin. Commission, Municipal Certs., Series 2021-1, 3.50% 12/20/2035	615	568
Housing Fin. Commission, Nonprofit Housing Rev. Bonds (Rockwood Retirement Communities), Series 2020-A, 5.00% 1/1/2056[1]	100	92
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Horizon House Project), Series 2017, 5.00% 1/1/2038[1]	100	97
Housing Fin. Commission, Nonprofit Housing, Rev. and Rev. Ref. Bonds (Bayview Manor Senior Project), Series 2016-A, 5.00% 7/1/2051[1]	250	223
County of King, Limited Tax G.O. Rev. Ref. Bonds, Series 2024-B, 5.00% 12/1/2054	1,000	1,074
Motor Vehicle Fuel Tax and Vehicle Related Fees G.O. Bonds, Series 2021-F, 5.00% 6/1/2043	500	536
City of Seattle, Municipal Light and Power Improvement and Rev. Ref. Bonds, Series 2014, 5.00% 10/1/2054	500	537
		3,586

91	Capital Group Fixed Income ETF Trust

Capital Group Municipal High-Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
West Virginia 0.18%
Econ. Dev. Auth., Solid Waste Disposal Facs. Rev. Bonds (Arch Resources Project), Series 2021, AMT, 4.125% 7/1/2045 (put 7/1/2025)	USD 150	$149
Wisconsin 5.10%
Health and Educational Facs. Auth., Rev. Bonds (Chiara Housing and Services, Inc. Project), Series 2024, 5.875% 7/1/2055	150	148
Health and Educational Facs. Auth., Rev. Bonds (Marshfield Clinic Health System, Inc.), Series 2024-A, 5.50% 2/15/2054	665	721
Public Fin. Auth., Charter School Rev. Bonds (Coral Academy of Science Reno), Series 2021-A, 4.00% 6/1/2051[1]	100	78
Public Fin. Auth., Education Rev. Bonds (Bonnie Cone Classical Academy, Inc.), Series 2024, 5.625% 6/15/2059[1]	500	492
Public Fin. Auth., Education Rev. Ref. Bonds (Pinecrest Academy of Nevada-Sloan Canyon Campus Project), Series 2024-A, 4.50% 7/15/2049[1]	180	170
Public Fin. Auth., Educational Facs. Rev. Bonds (Cincinnati Classical Academy), Series 2024-A, 6.00% 6/15/2064[1]	100	100
Public Fin. Auth., Infrastructure Program Rev. Anticipation Bonds (Mayfair Project), Series 2024-A-4, 5.50% 11/15/2032[1]	230	230
Public Fin. Auth., Rev. Bonds (Inperium Project), Series 2024, 5.75% 12/1/2054[1]	100	101
Public Fin. Auth., Rev. Bonds (Puerto Rico Toll Roads Monetization Project), Series 2024, AMT, 5.75% 7/1/2054	200	215
Public Fin. Auth., Rev. Bonds (WFCS Portfolio Projects), Series 2020-A-1, 5.00% 1/1/2055[1]	125	120
Public Fin. Auth., Rev. Bonds (Wilson Preparatory Academy), Series 2019-A, 4.125% 6/15/2029[1]	165	162
Public Fin. Auth., Rev. Ref. Bonds (Celanese Corp.), Series 2016-C, AMT, 4.30% 11/1/2030	75	75
Public Fin. Auth., Rev. Ref. Bonds (Roseman University of Health Sciences Project), Series 2022, 4.00% 4/1/2042[1]	500	455
Public Fin. Auth., Senior Living Rev. Ref. Bonds (Fellowship Senior Living Project), Series 2019-A, 5.00% 1/1/2035	250	257
Public Fin. Auth., Special Rev. Bonds (Signorelli Projects, Municipal Utility Dists., Montgomery and Waller Counties), Series 2024, 5.375% 12/15/2032[1]	350	350
Public Fin. Auth., Pooled Charter School Certs., Series 2023-1-B, 0.001% 7/1/2062[1,3]	535	392
Public Fin. Auth., Pooled Charter School Certs., Series 2023-1, 5.75% 7/1/2062	238	249
		4,315
Total bonds, notes & other debt instruments (cost: $80,539,000)		80,228
Short-term securities 4.19%
Municipals 4.19%
State of Tennessee, City of Clarksville, Public Building Auth., Pooled Fncg. Rev. Bonds, Series 2003, Bank of America LOC, 3.93% 1/1/2033[3]	700	700
State of Florida, City of Gainesville, Utilities System Rev. Bonds, Series 2019-C, 3.88% 10/1/2047[3]	345	345
State of Missouri, Health and Educational Facs. Auth., Demand Educational Facs. Rev. Bonds (Washington University), Series 2000-B, 3.95% 3/1/2040[3]	1,100	1,100
State of Arizona, City of Phoenix, Industrial Dev. Auth., Solid Waste Disposal Rev. Ref. Bonds (Republic Services, Inc. Project), Series 2013, AMT, 4.25% 12/1/2035 (put 2/3/2025)[6]	550	550
State of New Hampshire, National Fin. Auth., Solid Waste Disposal Rev. Ref. Bonds (Waste Management, Inc. Project), Series 2019-A-4, AMT, 4.50% 8/1/2038 (put 7/1/2025)[6]	850	851
		3,546
Total short-term securities (cost: $3,545,000)		3,546
Total investment securities 99.08% (cost: $84,084,000)		83,774
Other assets less liabilities 0.92%		778
Net assets 100.00%		$84,552

[1]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $18,006,000, which represented
21.30% of the net assets of the fund.

[2]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[3]
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[4]	Step bond; coupon rate may change at a later date.
[5]	Scheduled interest and/or principal payment was not received.
[6]	For short-term securities, the mandatory put date is considered to be the maturity date.

Capital Group Fixed Income ETF Trust	92

Capital Group Municipal High-Income ETF  (continued)

Key to abbreviation(s)
Agcy. = Agency
AMT = Alternative Minimum Tax
Assn. = Association
Auth. = Authority
Certs. = Certificates
Dept. = Department
Dev. = Development
Dist. = District
Dists. = Districts
Econ. = Economic

Fac. = Facility
Facs. = Facilities
Fin. = Finance
Fncg. = Financing
G.O. = General Obligation
preref. = Prerefunded
Redev. = Redevelopment
Ref. = Refunding
Rev. = Revenue
Refer to the notes to financial statements.

93	Capital Group Fixed Income ETF Trust

Capital Group Short Duration Income ETF
Investment portfolio December 31, 2024

Bonds, notes & other debt instruments 96.95%		Principal amount (000)	Value (000)
Mortgage-backed obligations 36.22%
Collateralized mortgage-backed obligations (privately originated) 13.76%
	Angel Oak Mortgage Trust, Series 2024-8, Class A1, 5.338% 5/27/2069 (6.338% on 8/1/2028)[1,2,3]	USD1,731	$1,724
	Arroyo Mortgage Trust, Series 2019-1, Class A1, 3.805% 1/25/2049[1,2,4]	76	73
	Arroyo Mortgage Trust, Series 2019-2, Class A3, 3.8% 4/25/2049[1,2,4]	354	341
	Arroyo Mortgage Trust, Series 2022-1, Class A1A, 2.495% 12/25/2056 (3.495% on 2/25/2026)[1,2,3]	292	277
	Atlas SP, Series 2024-RPL1, Class A1, 3.85% 4/25/2064 (4.85% on 8/1/2028)[1,2,3]	3,762	3,595
	ATLX Trust, Series 2024-RPL2, Class A1, 3.85% 4/25/2063 (4.85% on 10/1/2028)[1,2,3]	2,348	2,250
	BRAVO Residential Funding Trust, Series 2020-RPL1, Class A1, 2.50% 5/26/2059[1,2,4]	62	61
	Cascade Funding Mortgage Trust, Series 2023-HB12, Class A, 4.25% 7/25/2026[1,2,4]	400	397
	Cascade Funding Mortgage Trust, Series 2024-NR1, Class A1, 6.405% 11/25/2029 (9.405% on 11/25/2027)[1,2,3]	2,116	2,116
	Cascade Funding Mortgage Trust, Series 2024-HB15, Class A, 4.00% 8/25/2034[1,2,4]	895	883
	Cascade Funding Mortgage Trust, Series 2024-HB15, Class M1, 4.00% 8/25/2034[1,2,4]	485	463
	Cascade Funding Mortgage Trust, Series 2024-RM5, Class A, 4.00% 10/25/2054[1,2,4]	3,373	3,274
	Cascade Funding Mortgage Trust, Series 2024-R1, Class A1, 4.00% 10/25/2054[1,2]	2,273	2,209
	CIM Trust, Series 2018-R3, Class A1, 5.00% 12/25/2057[1,2,4]	33	33
	COLT Funding, LLC, Series 2023-1, Class A1, 6.048% 4/25/2068 (7.048% on 4/1/2027)[1,2,3]	966	971
	Connecticut Avenue Securities Trust, Series 2015-C01, Class 1M2, (30-day Average USD-SOFR + 4.414%) 8.983% 2/25/2025[1,4]	381	383
	Connecticut Avenue Securities Trust, Series 2016-C02, Class 1M2, (30-day Average USD-SOFR + 6.114%) 10.683% 9/25/2028[1,4]	65	67
	Connecticut Avenue Securities Trust, Series 2022-R03, Class 1M1, (30-day Average USD-SOFR + 2.10%) 6.669% 3/25/2042[1,2,4]	920	933
	Connecticut Avenue Securities Trust, Series 2023-R01, Class 1M1, (30-day Average USD-SOFR + 2.40%) 6.969% 12/25/2042[1,2,4]	1,160	1,193
	Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M1, (30-day Average USD-SOFR + 1.90%) 6.469% 6/25/2043[1,2,4]	354	358
	Connecticut Avenue Securities Trust, Series 2023-R06, Class 1M1, (30-day Average USD-SOFR + 1.70%) 6.269% 7/25/2043[1,2,4]	368	369
	Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M1, (30-day Average USD-SOFR + 1.05%) 5.619% 1/25/2044[1,2,4]	1,134	1,135
	Connecticut Avenue Securities Trust, Series 2024-R01, Class 1B1, (30-day Average USD-SOFR + 2.70%) 7.269% 1/25/2044[1,2,4]	995	1,022
	Connecticut Avenue Securities Trust, Series 2024-R02, Class 1M1, (30-day Average USD-SOFR + 1.10%) 5.669% 2/25/2044[1,2,4]	804	805
	Connecticut Avenue Securities Trust, Series 2024-R02, Class 1B1, (30-day Average USD-SOFR + 2.50%) 7.069% 2/25/2044[1,2,4]	593	604
	Connecticut Avenue Securities Trust, Series 2024-R04, Class 1M1, (30-day Average USD-SOFR + 1.10%) 5.669% 5/25/2044[1,2,4]	1,094	1,094
	Connecticut Avenue Securities Trust, Series 2024-R04, Class 1B1, (30-day Average USD-SOFR + 2.20%) 6.769% 5/25/2044[1,2,4]	333	336
	Connecticut Avenue Securities Trust, Series 2024-R06, Class 1A1, (30-day Average USD-SOFR + 1.15%) 5.719% 9/25/2044[1,2,4]	2,084	2,092
	Connecticut Avenue Securities Trust, Series 2024-R06, Class 1M2, (30-day Average USD-SOFR + 1.60%) 6.169% 9/25/2044[1,2,4]	275	277
	Farmer Mac Agricultural Real Estate Trust, Series 2024-2, Class A1, 5.196% 8/1/2054[1,2,4]	620	612
	Finance of America HECM Buyout, Series 24-HB1, Class A1A, 4.00% 10/1/2034[1,2,4]	2,778	2,748
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA3, Class M3, (30-day Average USD-SOFR + 4.814%) 9.383% 4/25/2028[1,4]	55	57
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-DNA1, Class M3, (30-day Average USD-SOFR + 5.664%) 10.233% 7/25/2028[1,4]	168	174
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA4, Class M1A, (30-day Average USD-SOFR + 2.20%) 6.769% 5/25/2042[1,2,4]	140	142
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA5, Class M1A, (30-day Average USD-SOFR + 2.95%) 7.519% 6/25/2042[1,2,4]	1,013	1,044
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1A, (30-day Average USD-SOFR + 2.15%) 6.719% 9/25/2042[1,2,4]	1,475	1,489
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA1, Class A1, (30-day Average USD-SOFR + 1.35%) 5.919% 2/25/2044[1,2,4]	1,487	1,498
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA2, Class A1, (30-day Average USD-SOFR + 1.25%) 5.819% 5/25/2044[1,2,4]	2,049	2,058

Capital Group Fixed Income ETF Trust	94

Capital Group Short Duration Income ETF  (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA3, Class A1, (30-day Average USD-SOFR + 1.05%) 5.619% 10/25/2044[1,2,4]	USD1,914	$1,919
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA1, Class M2, (30-day Average USD-SOFR + 1.814%) 6.383% 1/25/2050[1,2,4]	118	118
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA2, Class M2, (30-day Average USD-SOFR + 1.964%) 6.533% 2/25/2050[1,2,4]	134	136
	GCAT Trust, Series 2024-NQM2, Class A1, 6.085% 6/25/2059 (7.359% on 5/1/2028)[1,2,3]	781	786
	GS Mortgage-Backed Securities Trust, Series 2024-RPL2, Class A1, 3.75% 7/25/2061 (4.75% on 2/1/2028)[1,2,3]	1,882	1,822
	Imperial Fund Mortgage Trust, Series 2022-NQM7, Class A1, 7.369% 11/25/2067 (8.369% on 11/1/2026)[1,2,3]	483	488
	Imperial Fund Mortgage Trust, Series 2023-NQM1, Class A1, 5.941% 2/25/2068 (6.941% on 1/1/2027)[1,2,3]	1,532	1,535
	MFRA Trust, Series 2024-NQM2, Class A1, 5.272% 8/1/2064 (6.272% on 8/1/2028)[1,2,3]	4,813	4,762
	MFRA Trust, Series 2024-NQM3, Class A1, 5.722% 12/25/2069 (6.722% on 12/1/2028)[1,2,3]	2,406	2,428
	Mill City Mortgage Trust, Series 2019-GS2, Class A1, 2.75% 8/25/2059[1,2,4]	271	261
	Mill City Mortgage Trust, Series 2019-1, Class A1, 3.25% 10/25/2069[1,2,4]	125	122
	Morgan Stanley Residential Mortgage Loan Trust, Series 2024-NQM2, Class A1, 6.386% 5/25/2069 (7.386% on 5/1/2028)[1,2,3]	1,862	1,881
	New Residential Mortgage Loan Trust, Series 2019-RPL3, Class A1, 2.75% 7/25/2059[1,2,4]	600	573
	New Residential Mortgage Loan Trust, Series 2020-RPL1, Class A1, 2.75% 11/25/2059[1,2,4]	222	211
	New York Mortgage Trust, Series 2024-CP1, Class A1, 3.75% 2/25/2068[1,2,4]	569	524
	Onslow Bay Financial Mortgage Loan Trust, Series 2024-HYB1, Class A1, 3.627% 3/25/2053[1,2,4]	1,066	1,049
	Onslow Bay Financial Mortgage Loan Trust, Series 2022-NQM9, Class A1A, 6.45% 9/25/2062 (7.45% on 11/1/2026)[1,2,3]	787	791
	Onslow Bay Financial Mortgage Loan Trust, Series 2023-NQM1, Class A1, 6.12% 11/25/2062 (7.12% on 12/1/2026)[1,2,3]	485	486
	Onslow Bay Financial Mortgage Loan Trust, Series 2023-NQM4, Class A1, 6.113% 3/25/2063 (7.113% on 5/1/2027)[1,2,3]	498	500
	Onslow Bay Financial, LLC, Series 2024-NQM5, Class A1, 5.988% 3/25/2028 (6.988% on 3/1/2028)[1,2,3]	1,138	1,145
	Onslow Bay Financial, LLC, Series 2024-HYB2, Class A1, 3.642% 4/25/2053[1,2,4]	2,331	2,277
	Onslow Bay Financial, LLC, Series 2024-NQM4, Class A1, 6.067% 1/25/2064 (7.067% on 2/1/2028)[1,2,3]	1,568	1,577
	Onslow Bay Financial, LLC, Series 2024-NQM7, Class A1, 6.243% 3/25/2064 (7.243% on 4/1/2028)[1,2,3]	1,374	1,386
	Onslow Bay Financial, LLC, Series 2024-NQM10, Class A1, 6.18% 5/25/2064 (7.18% on 6/1/2028)[1,2,3]	2,849	2,875
	Onslow Bay Financial, LLC, Series 2024-NQM8, Class A1, 6.233% 5/25/2064 (7.233% on 5/1/2028)[1,2,3]	3,655	3,689
	Onslow Bay Financial, LLC, Series 2024-NQM13, Class A1, 5.116% 6/25/2064 (6.116% on 8/1/2028)[1,2,3]	2,344	2,320
	Onslow Bay Financial, LLC, Series 2024-NQM11, Class A1, 5.875% 6/25/2064 (6.825% on 7/1/2028)[1,2,3]	4,556	4,573
	Onslow Bay Financial, LLC, Series 2024-NQM17, Class A1, 5.61% 11/25/2064 (6.61% on 11/1/2028)[1,2,3]	2,705	2,704
	Progress Residential Trust, Series 2024-SFR5, Class B, 3.25% 8/9/2029[1,2,3]	1,343	1,222
	Progress Residential Trust, Series 2021-SFR2, Class A, 1.546% 4/19/2038[1,2]	1,691	1,639
	Progress Residential Trust, Series 2021-SFR6, Class A, 1.524% 7/17/2038[1,2]	1,957	1,873
	Progress Residential Trust, Series 2022-SFR3, Class A, 3.20% 4/17/2039[1,2]	485	465
	Progress Residential Trust, Series 2024-SFR1, Class A, 3.35% 2/17/2041[1,2]	1,149	1,071
	Progress Residential Trust, Series 2024-SFR3, Class A, 3.00% 6/17/2041[1,2]	2,249	2,055
	Starwood Mortgage Residential Trust, Series 2024-SFR4, Class A, (1-month USD CME Term SOFR + 1.75%) 6.147% 10/17/2041[1,2,4]	1,651	1,659
	Towd Point Mortgage Trust, Series 2015-4, Class M2, 3.75% 4/25/2055[1,2,4]	26	26
	Towd Point Mortgage Trust, Series 2015-5, Class B1, 4.033% 5/25/2055[1,2,4]	990	967
	Towd Point Mortgage Trust, Series 2016-2, Class M1, 3.00% 8/25/2055[1,2,4]	362	355
	Towd Point Mortgage Trust, Series 2016-3, Class M2, 4.00% 4/25/2056[1,2,4]	2,700	2,672
	Towd Point Mortgage Trust, Series 2017-1, Class A2, 3.50% 10/25/2056[1,2,4]	188	186
	Towd Point Mortgage Trust, Series 2017-2, Class A4, 3.608% 4/25/2057[1,2,4]	470	463

95	Capital Group Fixed Income ETF Trust

Capital Group Short Duration Income ETF  (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
	Towd Point Mortgage Trust, Series 2017-3, Class A1, 2.75% 7/25/2057[1,2,4]	USD63	$63
	Towd Point Mortgage Trust, Series 2017-6, Class A1, 2.75% 10/25/2057[1,2,4]	371	363
	Towd Point Mortgage Trust, Series 2018-1, Class A1, 3.00% 1/25/2058[1,2,4]	266	262
	Towd Point Mortgage Trust, Series 2019-1, Class A1, 3.75% 3/25/2058[1,2,4]	447	429
	Towd Point Mortgage Trust, Series 2019-2, Class A1, 3.705% 12/25/2058[1,2,4]	455	438
	Towd Point Mortgage Trust, Series 15-2, Class 1B2, 3.777% 11/25/2060[1,2,4]	1,225	1,172
	Towd Point Mortgage Trust, Series 2023-1, Class A1, 3.75% 1/25/2063[1,2]	1,009	959
	Towd Point Mortgage Trust, Series 2024-3, Class A1A, 5.163% 7/25/2065[1,2,4]	1,873	1,845
	Tricon Residential Trust, Series 2024-SFR2, Class A, 4.75% 6/17/2040[1,2]	1,373	1,357
	Tricon Residential Trust, Series 2023-SFR2, Class A, 5.00% 12/17/2040[1,2]	348	345
	Tricon Residential Trust, Series 2024-SFR3, Class A, 4.50% 8/17/2041[1,2]	2,249	2,184
	Verus Securitization Trust, Series 2023-1, Class A1, 5.85% 12/25/2067 (6.85% on 1/1/2027)[1,2,3]	535	536
	Verus Securitization Trust, Series 2023-3, Class A1, 5.93% 3/25/2068 (6.93% on 4/1/2027)[1,2,3]	215	215
	Verus Securitization Trust, Series 2023-5, Class A5, 6.476% 6/25/2068 (7.476% on 6/1/2027)[1,2,3]	643	649
	Verus Securitization Trust, Series 2024-2, Class A1, 6.095% 2/25/2069 (7.095% on 2/1/2028)[1,2,3]	1,445	1,455
	Verus Securitization Trust, Series 2024-3, Class A1, 6.338% 4/25/2069 (7.338% on 4/1/2028)[1,2,3]	4,227	4,266
	Verus Securitization Trust, Series 2024-4, Class A1, 6.218% 6/25/2069 (7.218% on 5/1/2028)[1,2,3]	1,232	1,242
	Verus Securitization Trust, Series 24-R1, Class A1, 5.218% 9/25/2069 (6.218% on 10/01/2028)[1,2,3]	1,134	1,126
	Verus Securitization Trust, Series 2024-8, Class A1, 5.364% 10/25/2069[1,2,4]	2,516	2,504
	Verus Securitization Trust, Series 2024-9, Class A1, 5.493% 11/25/2069[1,2,4]	2,163	2,173
			120,331

Federal agency mortgage-backed obligations 13.74%
	Fannie Mae Pool #MA5477 6.00% 9/1/2039[1]	242	246
	Fannie Mae Pool #MA5139 6.00% 9/1/2053[1]	7,454	7,497
	Fannie Mae Pool #DA1075 6.00% 11/1/2053[1]	29	29
	Fannie Mae Pool #CB7612 6.00% 12/1/2053[1]	66	66
	Fannie Mae Pool #DA7801 5.50% 1/1/2054[1]	925	914
	Fannie Mae Pool #MA5246 5.50% 1/1/2054[1]	37	37
	Fannie Mae Pool #DA5980 6.00% 1/1/2054[1]	971	976
	Fannie Mae Pool #DA5779 6.00% 1/1/2054[1]	125	127
	Fannie Mae Pool #DA9467 6.00% 2/1/2054[1]	59	60
	Fannie Mae Pool #MA5296 5.50% 3/1/2054[1]	4,000	3,950
	Fannie Mae Pool #DA9742 6.00% 3/1/2054[1]	187	189
	Fannie Mae Pool #DA6019 5.50% 4/1/2054[1]	943	931
	Fannie Mae Pool #DB2745 5.50% 4/1/2054[1]	500	494
	Fannie Mae Pool #BY7524 5.50% 4/1/2054[1]	38	37
	Fannie Mae Pool #DB2626 5.50% 4/1/2054[1]	31	31
	Fannie Mae Pool #MA5328 6.00% 4/1/2054[1]	828	832
	Fannie Mae Pool #DB1087 6.00% 5/1/2054[1]	929	934
	Fannie Mae Pool #DB6906 6.50% 7/1/2054[1]	558	570
	Fannie Mae Pool #MA5445 6.00% 8/1/2054[1]	4,622	4,652
	Fannie Mae Pool #CB9215 6.00% 9/1/2054[1]	1,379	1,400
	Freddie Mac Pool #SB8328 5.50% 9/1/2039[1]	528	532
	Freddie Mac Pool #SD3513 6.00% 8/1/2053[1]	33	34
	Freddie Mac Pool #QH6125 6.00% 12/1/2053[1]	34	34
	Freddie Mac Pool #QH9078 5.50% 1/1/2054[1]	500	495
	Freddie Mac Pool #RJ1372 6.00% 1/1/2054[1]	1,635	1,643
	Freddie Mac Pool #RJ0854 6.50% 1/1/2054[1]	137	140
	Freddie Mac Pool #QH9775 5.50% 2/1/2054[1]	500	494
	Freddie Mac Pool #RJ1419 5.50% 5/1/2054[1]	3,981	3,943
	Freddie Mac Pool #RJ1448 5.50% 5/1/2054[1]	2,559	2,535
	Freddie Mac Pool #SD8431 5.50% 5/1/2054[1]	500	494

Capital Group Fixed Income ETF Trust	96

Capital Group Short Duration Income ETF  (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Freddie Mac Pool #SD8432 6.00% 5/1/2054[1]	USD4,843	$4,869
	Freddie Mac Pool #QI6042 6.00% 5/1/2054[1]	803	808
	Freddie Mac Pool #SD8439 6.00% 6/1/2054[1]	2,079	2,090
	Freddie Mac Pool #QI8145 6.00% 6/1/2054[1]	949	955
	Freddie Mac Pool #RJ1725 6.50% 6/1/2054[1]	218	224
	Freddie Mac Pool #RJ2526 6.00% 7/1/2054[1]	591	594
	Freddie Mac Pool #RJ1986 6.50% 7/1/2054[1]	2,348	2,402
	Freddie Mac Pool #SD8448 6.50% 7/1/2054[1]	924	943
	Freddie Mac Pool #SD5986 6.50% 7/1/2054[1]	785	807
	Freddie Mac Pool #SD8454 6.00% 8/1/2054[1]	3,397	3,415
	Freddie Mac Pool #SD8462 5.50% 9/1/2054[1]	27,169	26,826
	Freddie Mac Pool #QJ3945 6.00% 9/1/2054[1]	38	39
	Freddie Mac Pool #QJ5733 6.00% 10/1/2054[1]	158	159
	Uniform Mortgage-Backed Security 6.00% 1/1/2040[1]	3,127	3,180
	Uniform Mortgage-Backed Security 5.00% 1/1/2055[1,5]	33,250	32,094
	Uniform Mortgage-Backed Security 6.00% 1/1/2055[1,5]	6,396	6,426
			120,147

Commercial mortgage-backed securities 8.72%
	AMSR Trust, Series 2021-SFR3, Class A, 1.476% 10/17/2038[1,2]	2,477	2,337
	ARES Commercial Mortgage Trust, Series 24-IND, Class A, (1-month USD CME Term SOFR + 1.69%) 6.089% 7/15/2041[1,2,4]	447	450
	Atrium Hotel Portfolio Trust, Series 2024-ATRM, Class A, 5.590% 11/10/2029[1,2,4]	2,337	2,329
	Banc of America Commercial Mortgage, Inc., Series 2015-UBS7, Class A4, 3.705% 9/15/2048[1]	260	257
	Bank Commercial Mortgage Trust, Series 2017-BNK4, Class A3, 3.362% 5/15/2050[1]	819	794
	Bank Commercial Mortgage Trust, Series 2017-BNK4, Class A4, 3.625% 5/15/2050[1]	1,127	1,091
	Bank Commercial Mortgage Trust, Series 2023-5YR1, Class A3, 6.26% 4/15/2056[1,4]	133	137
	Bank Commercial Mortgage Trust, Series 2024-5YR9, Class A3, 5.614% 8/15/2057[1]	1,273	1,296
	Bank Commercial Mortgage Trust, Series 2024-5YR8, Class A3, 5.884% 8/15/2057[1]	430	442
	Bank Commercial Mortgage Trust, Series 2024-5YR11, Class A3, 5.893% 11/15/2057[1]	2,142	2,206
	Bank Commercial Mortgage Trust, Series 2024-5YR12, Class A3, 5.902% 12/15/2057[1,4]	350	361
	Bank Commercial Mortgage Trust, Series 2024-5YR12, Class AS, 6.122% 12/15/2057[1,4]	166	170
	Bank Commercial Mortgage Trust, Series 2019-BN18, Class A4, 3.584% 5/15/2062[1]	414	378
	Bank of America Merrill Lynch Large Loan, Inc., Series 2015-200P, Class A, 3.218% 4/14/2033[1,2]	1,000	992
	Barclays Commercial Mortgage Securities, LLC, Series 2018-TALL, Class A, ((1-month USD CME Term SOFR + 0.047%) + 0.872%) 5.316% 3/15/2037[1,2,4]	241	228
	Barclays Commercial Mortgage Securities, LLC, Series 2024-5C31, Class AS, 5.852% 12/15/2057[1]	574	584
	Benchmark Mortgage Trust, Series 2018-B2, Class A5, 3.882% 2/15/2051[1,4]	305	293
	Benchmark Mortgage Trust, Series 2018-B3, Class A5, 4.025% 4/10/2051[1]	410	395
	Benchmark Mortgage Trust, Series 2018-B3, Class AS, 4.195% 4/10/2051[1,4]	800	756
	Benchmark Mortgage Trust, Series 2018-B7, Class A4, 4.51% 5/15/2053[1,4]	145	141
	Benchmark Mortgage Trust, Series 2020-B19, Class A5, 1.85% 9/15/2053[1]	351	293
	Benchmark Mortgage Trust, Series 2024-V9, Class A3, 5.602% 8/15/2057[1]	845	859
	Benchmark Mortgage Trust, Series 2024-V9, Class AS, 6.064% 8/15/2057[1,4]	50	51
	Benchmark Mortgage Trust, Series 2024-V10, Class A3, 5.277% 9/15/2057[1]	53	54
	Benchmark Mortgage Trust, Series 2024-V11, Class A3, 5.909% 11/15/2057[1]	220	227
	BLP Commercial Mortgage Trust, Series 2024-IND2, Class A, (1-month USD CME Term SOFR + 1.342%) 5.739% 3/15/2041[1,2,4]	1,002	1,004
	BMO Mortgage Trust, Series 2023-5C1, Class A3, 6.534% 8/15/2056[1,4]	89	93
	BMO Mortgage Trust, Series 2023-C6, Class A5, 5.956% 9/15/2056[1,4]	60	63
	BMO Mortgage Trust, Series 2024-5C3, Class AS, 6.286% 2/15/2057[1,4]	561	577
	BMO Mortgage Trust, Series 2024-5C5, Class AS, 6.364% 2/15/2057[1,4]	985	1,019
	BMO Mortgage Trust, Series 2024-5C6, Class A3, 5.316% 9/15/2057[1]	1,784	1,791
	BMO Mortgage Trust, Series 2024-5C8, Class AS, 5.94% 12/15/2057[1,4]	450	458
	BOCA Commercial Mortgage Trust, Series 2024-BOCA, Class A, (1-month USD CME Term SOFR + 1.921%) 6.318% 8/15/2041[1,2,4]	4,000	4,025
	BPR Trust, Series 2022-OANA, Class A, (1-month USD CME Term SOFR + 1.898%) 6.295% 4/15/2037[1,2,4]	1,000	1,005

97	Capital Group Fixed Income ETF Trust

Capital Group Short Duration Income ETF  (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
	BX Commercial Mortgage Trust, Series 2024-GPA3, Class A, (1-month USD CME Term SOFR + 1.293%) 5.80% 12/15/2039[1,2,4]	USD2,309	$2,313
	BX Trust, Series 2024-CNYN, Class A, (1-month USD CME Term SOFR + 1.442%) 5.839% 4/15/2029[1,2,4]	1,904	1,911
	BX Trust, Series 2024-KING, Class A, (1-month USD CME Term SOFR + 1.541%) 5.997% 5/15/2034[1,2,4]	655	657
	BX Trust, Series 2021-VOLT, Class B, (1-month USD CME Term SOFR + 1.064%) 5.462% 9/15/2036[1,2,4]	189	188
	BX Trust, Series 2021-ACNT, Class A, (1-month USD CME Term SOFR + 0.964%) 5.362% 11/15/2038[1,2,4]	433	433
	BX Trust, Series 2022-AHP, Class A, (1-month USD CME Term SOFR + 0.99%) 5.387% 2/15/2039[1,2,4]	483	482
	BX Trust, Series 2024-AIRC, Class A, (1-month USD CME Term SOFR + 1.691%) 6.088% 8/15/2039[1,2,4]	2,204	2,223
	BX Trust, Series 2022-PSB, Class A, (1-month USD CME Term SOFR + 2.451%) 6.848% 8/15/2039[1,2,4]	102	103
	BX Trust, Series 2022-PSB, Class C, (1-month USD CME Term SOFR + 3.697%) 8.094% 8/15/2039[1,2,4]	140	141
	BX Trust, Series 2024-BIO2, Class A, 5.594% 8/13/2041[1,2,4]	3,803	3,762
	BXP Trust, Series 2017-GM, Class A, 3.379% 6/13/2039[1,2]	887	847
	CALI Mortgage Trust, Series 24-SUN, Class A, (1-month USD CME Term SOFR + 1.89%) 6.288% 7/15/2041[1,2,4]	454	456
	CART, Series 2024-DFW1, Class A, (1-month USD CME Term SOFR + 1.642%) 6.942% 8/15/2041[1,2,4]	983	989
	Citigroup Commercial Mortgage Trust, Series 2023-PRM3, Class A, 6.360% 7/10/2028[1,2,4]	750	775
	Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 5.820% 10/12/2040[1,2,4]	361	367
	Citigroup Commercial Mortgage Trust, Series 2016-GC36, Class A5, 3.616% 2/10/2049[1]	1,000	980
	Citigroup Commercial Mortgage Trust, Series 2016-GC37, Class A4, 3.314% 4/10/2049[1]	270	265
	Commercial Mortgage Trust, Series 2015-PC1, Class A5, 3.902% 7/10/2050[1]	435	433
	CSAIL Commercial Mortgage Trust, Series 2017-CX10, Class A5, 3.458% 11/15/2050[1,4]	1,800	1,698
	DC Commercial Mortgage Trust, Series 2023-DC, Class A, 6.314% 9/10/2040[1,2]	2,490	2,556
	ELM Trust 2024, Series 2024-ELM, Class A15, 5.801% 6/10/2039[1,2,4]	1,928	1,948
	ELM Trust 2024, Series 2024-ELM, Class A10, 5.801% 6/10/2039[1,2,4]	1,752	1,770
	Extended Stay America Trust, Series 2021-ESH, Class A, (1-month USD CME Term SOFR + 1.194%) 5.592% 7/15/2038[1,2,4]	440	441
	Extended Stay America Trust, Series 2021-ESH, Class B, (1-month USD CME Term SOFR + 1.494%) 5.892% 7/15/2038[1,2,4]	440	441
	FIVE Mortgage Trust, Series 2023-V1, Class A3, 5.668% 2/10/2056[1]	1,216	1,237
	FS Commercial Trust, Series 2023-4SZN, Class A, 7.066% 11/10/2039[1,2]	808	835
	FS Trust, Series 2024-HULA, Class A, (1-month USD CME Term SOFR + 1.811%) 6.208% 8/15/2039[1,2,4]	4,000	4,017
	Great Wolf Trust, Series 2024-WLF2, Class A, (1-month USD CME Term SOFR + 1.691%) 6.088% 5/15/2041[1,2,4]	1,356	1,363
	GS Mortgage Securities Trust, Series 2014-GC24, Class A5, 3.931% 9/10/2047[1]	56	55
	HTL Commercial Mortgage Trust, Series 2024-T53, Class A, 5.876% 5/10/2039[1,2,4]	591	595
	Intown 2022-Stay Mortgage Trust, Series 2022-STAY, Class A, (1-month USD CME Term SOFR + 2.489%) 6.886% 8/15/2039[1,4]	200	200
	LV Trust, Series 2024-SHOW, Class A, 5.104% 10/10/2041[1,2,4]	2,549	2,513
	Manhattan West Mortgage Trust, Series 2020-1MW, Class A, 2.13% 9/10/2039[1,2]	857	788
	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C21, Class A4, 3.338% 3/15/2048[1]	200	199
	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class AS, 3.561% 4/15/2048[1]	500	485
	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C24, Class AS, 4.036% 5/15/2048[1,4]	500	484
	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C25, Class A-4, 3.372% 10/15/2048[1]	305	302
	Morgan Stanley Capital I Trust, Series 2015-UBS8, Class AS, 4.114% 12/15/2048[1]	550	534
	Multifamily Connecticut Avenue Securities, Series 2023-01, Class M7, (30-day Average USD-SOFR + 4.00%) 8.569% 11/25/2053[1,2,4]	206	215

Capital Group Fixed Income ETF Trust	98

Capital Group Short Duration Income ETF  (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
	Multifamily Connecticut Avenue Securities, Series 2024-01, Class M7, (30-day Average USD-SOFR + 2.75%) 7.319% 7/25/2054[1,2,4]	USD543	$549
	SDR Commercial Mortgage Trust, Series 2024-DSNY, Class A, (1-month USD CME Term SOFR + 1.392%) 5.789% 5/15/2039[1,2,4]	708	709
	SDR Commercial Mortgage Trust, Series 2024-DSNY, Class B, (1-month USD CME Term SOFR + 1.741%) 6.138% 5/15/2039[1,2,4]	486	483
	SFO Commerical Mortgage Trust, Series 2021-555, Class A, (1-month USD CME Term SOFR + 1.264%) 5.662% 5/15/2038 (1-month USD CME Term SOFR + 1.514% on 5/15/2026)[1,2,3]	1,000	977
	SFO Commerical Mortgage Trust, Series 2021-555, Class B, (1-month USD CME Term SOFR + 1.614%) 6.012% 5/15/2038[1,2,4]	362	348
	SG Commercial Mortgage Securities Trust, Series 2016-C5, Class A3, 2.779% 10/10/2048[1]	766	742
	StorageMart Commercial Mortgage Trust, Series 2022-MINI, Class A, (1-month USD CME Term SOFR + 1.00%) 5.397% 1/15/2039[1,2,4]	500	499
	Wells Fargo Commercial Mortgage Trust, Series 2015-C27, Class A5, 3.451% 2/15/2048[1]	525	523
	Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class AS, 3.872% 5/15/2048[1,4]	500	496
	Wells Fargo Commercial Mortgage Trust, Series 2015-C29, Class AS, 4.013% 6/15/2048[1,4]	500	496
	Wells Fargo Commercial Mortgage Trust, Series 2024-5C1, Class AS, 6.52% 7/15/2057[1]	40	42
	Wells Fargo Commercial Mortgage Trust, Series 2024-5C2, Class A3, 5.92% 11/15/2057[1]	225	232
	Wells Fargo Commercial Mortgage Trust, Series 2024-5C2, Class AS, 6.146% 11/15/2057[1,4]	358	369
	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS-2, Class A-5, 3.767% 7/15/2058[1,4]	1,565	1,551
	Wells Fargo Commercial Mortgage Trust, Series 2016-C33, Class A4, 3.426% 3/15/2059[1]	541	532
	WMRK Commercial Mortgage Trust, Series 2022-WMRK, Class A, (1-month USD CME Term SOFR + 2.789%) 7.186% 11/15/2027[1,2,4]	206	208
	WSTN Trust, Series 2023-MAUI, Class C, 7.69% 8/5/2027[1,2,4]	100	102
	WSTN Trust, Series 2023-MAUI, Class B, 7.018% 7/5/2037[1,2,4]	173	176
			76,191
	Total mortgage-backed obligations		316,669
Corporate bonds, notes & loans 34.69%
Financials 13.88%
	AerCap Ireland Capital DAC 5.75% 6/6/2028	150	153
	American Express Co. 2.25% 3/4/2025	1,425	1,421
	American Express Co. 6.338% 10/30/2026 (USD-SOFR + 1.33% on 10/30/2025)[3]	2,324	2,354
	American Express Co. 5.043% 7/26/2028 (USD-SOFR + 0.93% on 7/26/2027)[3]	1,270	1,277
	American Express Co. 5.532% 4/25/2030 (USD-SOFR + 1.09% on 4/25/2029)[3]	335	341
	Aon Global, Ltd. 3.875% 12/15/2025	903	897
	Aon North America, Inc. 5.125% 3/1/2027	1,425	1,435
	Aon North America, Inc. 5.15% 3/1/2029	1,110	1,114
	Arthur J. Gallagher & Co. 4.60% 12/15/2027	1,150	1,146
	Arthur J. Gallagher & Co. 4.85% 12/15/2029	316	315
	Bank of America Corp. 1.319% 6/19/2026 (USD-SOFR + 1.15% on 6/19/2025)[3]	4,366	4,296
	Bank of America Corp. 4.827% 7/22/2026 (USD-SOFR + 1.75% on 7/22/2025)[3]	2,609	2,609
	Bank of America Corp. 1.197% 10/24/2026 (USD-SOFR + 1.01% on 10/24/2025)[3]	86	84
	Bank of America Corp. 4.948% 7/22/2028 (USD-SOFR + 2.04% on 7/22/2027)[3]	1,550	1,554
	Bank of America Corp. 5.202% 4/25/2029 (USD-SOFR + 1.63% on 4/25/2028)[3]	900	904
	Bank of America Corp. 2.884% 10/22/2030 (3-month USD CME Term SOFR + 1.19% on 10/22/2029)[3]	222	201
	Bank of New York Mellon Corp. 4.414% 7/24/2026 (USD-SOFR + 1.345% on 7/24/2025)[3]	2,844	2,837
	Bank of New York Mellon Corp. 4.975% 3/14/2030 (USD-SOFR + 1.085% on 3/14/2029)[3]	178	178
	BNP Paribas SA 3.375% 1/9/2025[2]	365	365

99	Capital Group Fixed Income ETF Trust

Capital Group Short Duration Income ETF  (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
	BNP Paribas SA 5.497% 5/20/2030 (USD-SOFR + 1.59% on 5/20/2029)[2,3]	USD300	$300
	BPCE SA 1.625% 1/14/2025[2]	650	649
	BPCE SA 6.612% 10/19/2027 (USD-SOFR + 1.98% on 10/19/2026)[2,3]	1,477	1,514
	CaixaBank, SA 6.684% 9/13/2027 (USD-SOFR + 2.08% on 9/13/2026)[2,3]	1,115	1,145
	CaixaBank, SA 6.208% 1/18/2029 (USD-SOFR + 2.70% on 1/18/2028)[2,3]	100	102
	CaixaBank, SA 5.673% 3/15/2030 (USD-SOFR + 1.78% on 3/15/2029)[2,3]	215	217
	Canadian Imperial Bank of Commerce 4.508% 9/11/2027 (USD-SOFR + 0.93% on 9/11/2026)[3]	2,050	2,041
	Capital One Financial Corp. 3.20% 2/5/2025	756	756
	Capital One Financial Corp. 4.25% 4/30/2025	1,646	1,643
	Capital One Financial Corp. 4.985% 7/24/2026 (USD-SOFR + 2.16% on 7/24/2025)[3]	1,875	1,874
	Capital One Financial Corp. 5.70% 2/1/2030 (USD-SOFR + 1.905% on 2/1/2029)[3]	213	216
	Charles Schwab Corp. (The) 5.875% 8/24/2026	400	407
	Charles Schwab Corp. (The) 5.643% 5/19/2029 (USD-SOFR + 2.21% on 5/19/2028)[3]	115	117
	Citibank, NA 5.438% 4/30/2026	2,300	2,322
	Citibank, NA 4.929% 8/6/2026	1,300	1,306
	Citibank, NA 4.838% 8/6/2029	500	498
	Citigroup, Inc. 2.014% 1/25/2026 (USD-SOFR + 0.694% on 1/25/2025)[3]	2,138	2,133
	Citigroup, Inc. 3.106% 4/8/2026 (USD-SOFR + 2.842% on 3/8/2026)[3]	72	72
	Citigroup, Inc. 5.61% 9/29/2026 (USD-SOFR + 1.546% on 12/29/2025)[3]	1,560	1,569
	Citigroup, Inc. 5.174% 2/13/2030 (USD-SOFR + 1.364% on 2/13/2029)[3]	350	350
	Citizens Financial Group, Inc. 5.841% 1/23/2030 (USD-SOFR + 2.01% on 1/23/2029)[3]	354	359
	Corebridge Financial, Inc. 3.50% 4/4/2025	638	636
	Deutsche Bank AG 2.552% 1/7/2028 (USD-SOFR + 1.318% on 1/7/2027)[3]	1,210	1,151
	Deutsche Bank AG 4.999% 9/11/2030 (USD-SOFR + 1.70% on 9/11/2029)[3]	475	464
	Deutsche Bank AG 3.547% 9/18/2031 (USD-SOFR + 3.043% on 9/18/2030)[3]	225	202
	Fifth Third Bancorp 4.895% 9/6/2030 (USD-SOFR + 1.486% on 9/6/2029)[3]	184	182
	Global Payments, Inc. 2.65% 2/15/2025	1,318	1,314
	Goldman Sachs Group, Inc. 3.50% 4/1/2025	2,423	2,415
	Goldman Sachs Group, Inc. 2.64% 2/24/2028 (USD-SOFR + 1.114% on 2/24/2027)[3]	295	281
	Goldman Sachs Group, Inc. 5.727% 4/25/2030 (USD-SOFR + 1.265% on 4/25/2029)[3]	1,850	1,889
	Goldman Sachs Group, Inc. 4.692% 10/23/2030 (USD-SOFR + 1.135% on 10/23/2029)[3]	1,959	1,919
	HSBC Holdings PLC 5.887% 8/14/2027 (USD-SOFR + 1.57% on 8/14/2026)[3]	3,027	3,072
	HSBC Holdings PLC 5.597% 5/17/2028 (USD-SOFR + 1.06% on 5/17/2027)[3]	525	531
	HSBC USA, Inc. 5.625% 3/17/2025	1,142	1,144
	Intercontinental Exchange, Inc. 4.00% 9/15/2027	125	123
	JPMorgan Chase & Co. 2.083% 4/22/2026 (USD-SOFR + 1.85% on 4/22/2025)[3]	1,874	1,858
	JPMorgan Chase & Co. 4.08% 4/26/2026 (USD-SOFR + 1.32% on 4/26/2025)[3]	4,433	4,422
	JPMorgan Chase & Co. 5.04% 1/23/2028 (USD-SOFR + 1.19% on 1/23/2027)[3]	2,213	2,221
	JPMorgan Chase & Co. 5.571% 4/22/2028 (USD-SOFR + 0.93% on 4/22/2027)[3]	630	641
	JPMorgan Chase & Co. 5.299% 7/24/2029 (USD-SOFR + 1.45% on 7/24/2028)[3]	250	253
	JPMorgan Chase & Co. 5.581% 4/22/2030 (USD-SOFR + 1.16% on 4/22/2029)[3]	545	556
	JPMorgan Chase & Co. 4.995% 7/22/2030 (USD-SOFR + 1.125% on 7/22/2029)[3]	1,625	1,618
	JPMorgan Chase & Co. 4.603% 10/22/2030 (USD-SOFR + 1.04% on 10/22/2029)[3]	3,700	3,631
	Lloyds Banking Group PLC 5.985% 8/7/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.48% on 8/7/2026)[3]	1,610	1,634
	Lloyds Banking Group PLC 5.462% 1/5/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.375% on 1/5/2027)[3]	825	832
	Marsh & McLennan Cos., Inc. 4.55% 11/8/2027	1,350	1,349
	Marsh & McLennan Cos., Inc. 4.65% 3/15/2030	1,000	988
	Metropolitan Life Global Funding I 3.45% 12/18/2026[2]	1,000	980
	Morgan Stanley 5.652% 4/13/2028 (USD-SOFR + 1.01% on 4/13/2027)[3]	2,125	2,161
	Morgan Stanley 5.449% 7/20/2029 (USD-SOFR + 1.63% on 7/20/2028)[3]	475	480
	Morgan Stanley 5.173% 1/16/2030 (USD-SOFR + 1.45% on 1/16/2029)[3]	425	426
	Morgan Stanley 5.656% 4/18/2030 (USD-SOFR + 1.26% on 4/18/2029)[3]	900	916
	Morgan Stanley 5.042% 7/19/2030 (USD-SOFR + 1.215% on 7/19/2029)[3]	1,400	1,396
	Nasdaq, Inc. 5.65% 6/28/2025	1,088	1,093
	National Australia Bank, Ltd. 5.087% 6/11/2027	1,450	1,468
	National Australia Bank, Ltd. 4.50% 10/26/2027	1,050	1,044
	NatWest Group PLC 5.583% 3/1/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.10% on 3/1/2027)[3]	1,695	1,716
	New York Life Global Funding 4.60% 12/5/2029[2]	814	808

Capital Group Fixed Income ETF Trust	100

Capital Group Short Duration Income ETF  (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
	PNC Financial Services Group, Inc. 4.758% 1/26/2027 (USD-SOFR + 1.085% on 1/26/2026)[3]	USD2,445	$2,442
	PNC Financial Services Group, Inc. 6.615% 10/20/2027 (USD-SOFR + 1.73% on 10/20/2026)[3]	1,735	1,788
	PNC Financial Services Group, Inc. 5.582% 6/12/2029 (USD-SOFR + 1.841% on 6/12/2028)[3]	108	110
	Royal Bank of Canada 4.875% 1/12/2026	680	682
	Royal Bank of Canada 4.65% 10/18/2030 (USD-SOFR + 1.08% on 10/18/2029)[3]	925	906
	Sumitomo Mitsui Financial Group, Inc. 5.80% 7/13/2028	1,000	1,027
	Synchrony Bank 5.40% 8/22/2025	1,000	1,001
	Synchrony Financial 5.935% 8/2/2030 (USD-SOFR index + 2.13% on 8/2/2029)[3]	223	225
	Toronto-Dominion Bank (The) 0.75% 9/11/2025	875	852
	Toronto-Dominion Bank (The) 4.568% 12/17/2026	1,250	1,247
	Toronto-Dominion Bank (The) 5.523% 7/17/2028	180	183
	Toronto-Dominion Bank (The) 4.783% 12/17/2029	458	452
	Truist Financial Corp. 6.047% 6/8/2027 (USD-SOFR + 2.05% on 6/8/2026)[3]	4,543	4,619
	Truist Financial Corp. 5.435% 1/24/2030 (USD-SOFR + 1.62% on 1/24/2029)[3]	149	150
	U.S. Bancorp 1.45% 5/12/2025	1,433	1,417
	U.S. Bancorp 5.775% 6/12/2029 (USD-SOFR + 2.02% on 6/12/2028)[3]	166	170
	U.S. Bancorp 5.384% 1/23/2030 (USD-SOFR + 1.56% on 1/23/2029)[3]	100	101
	UBS Group AG 2.193% 6/5/2026 (USD-SOFR + 2.044% on 6/5/2025)[2,3]	1,300	1,285
	UBS Group AG 1.305% 2/2/2027 (USD-SOFR + 0.98% on 2/2/2026)[2,3]	2,700	2,596
	UBS Group AG 5.428% 2/8/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.52% on 2/8/2029)[2,3]	700	705
	Wells Fargo & Co. 3.908% 4/25/2026 (USD-SOFR + 1.32% on 4/25/2025)[3]	1,612	1,607
	Wells Fargo & Co. 5.707% 4/22/2028 (USD-SOFR + 1.07% on 4/22/2027)[3]	2,200	2,236
	Wells Fargo & Co. 4.808% 7/25/2028 (USD-SOFR + 1.98% on 7/25/2027)[3]	1,550	1,545
	Wells Fargo & Co. 5.574% 7/25/2029 (USD-SOFR + 1.74% on 7/25/2028)[3]	740	751
	Wells Fargo & Co. 5.198% 1/23/2030 (USD-SOFR + 1.50% on 1/23/2029)[3]	325	326
	Wells Fargo Bank, N.A. 5.45% 8/7/2026	1,250	1,266
	Willis North America, Inc. 4.65% 6/15/2027	820	818
			121,392

Health care 3.82%
	AbbVie, Inc. 4.80% 3/15/2027	1,425	1,433
	AbbVie, Inc. 4.80% 3/15/2029	1,225	1,224
	Amgen, Inc. 1.90% 2/21/2025	1,345	1,340
	Amgen, Inc. 5.25% 3/2/2025	1,248	1,249
	Amgen, Inc. 5.507% 3/2/2026	885	885
	Amgen, Inc. 2.20% 2/21/2027	1,306	1,239
	Amgen, Inc. 5.15% 3/2/2028	1,276	1,286
	Astrazeneca Finance, LLC 4.85% 2/26/2029	492	493
	Baxter International, Inc. 1.915% 2/1/2027	2,565	2,419
	Becton, Dickinson and Co. 4.874% 2/8/2029	315	314
	Becton, Dickinson and Co. 5.081% 6/7/2029	488	491
	Boston Scientific Corp. 1.90% 6/1/2025	505	499
	Bristol-Myers Squibb Co. 4.90% 2/22/2027	2,000	2,017
	Bristol-Myers Squibb Co. 4.90% 2/22/2029	1,000	1,005
	Cigna Group (The) 5.00% 5/15/2029	500	500
	CVS Health Corp. 5.00% 2/20/2026	2,050	2,049
	CVS Health Corp. 5.00% 1/30/2029	210	207
	CVS Health Corp. 5.40% 6/1/2029	825	826
	Elevance Health, Inc. 4.75% 2/15/2030	451	446
	GE HealthCare Technologies, Inc. 4.80% 8/14/2029	159	158
	HCA, Inc. 5.375% 2/1/2025	2,194	2,194
	HCA, Inc. 5.20% 6/1/2028	120	120
	Johnson & Johnson 4.80% 6/1/2029	750	758
	Laboratory Corp. of America Holdings 4.35% 4/1/2030	825	796
	Pfizer Investment Enterprises Pte., Ltd. 4.45% 5/19/2026	1,300	1,299
	Pfizer Investment Enterprises Pte., Ltd. 4.45% 5/19/2028	730	724
	Roche Holdings, Inc. 4.203% 9/9/2029[2]	712	696

101	Capital Group Fixed Income ETF Trust

Capital Group Short Duration Income ETF  (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Health care (continued)
	Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/1/2026	USD5,160	$4,963
	UnitedHealth Group, Inc. 4.75% 7/15/2026	1,200	1,204
	UnitedHealth Group, Inc. 4.80% 1/15/2030	585	582
			33,416

Utilities 3.60%
	CenterPoint Energy Houston Electric, LLC 5.20% 10/1/2028	250	253
	CenterPoint Energy, Inc. 5.25% 8/10/2026	575	580
	Consumers Energy Co. 4.90% 2/15/2029	300	301
	Consumers Energy Co. 4.70% 1/15/2030	475	472
	DTE Energy Co. 4.95% 7/1/2027	450	452
	DTE Energy Co. 5.10% 3/1/2029	350	351
	Duke Energy Corp. 5.00% 12/8/2025	1,530	1,535
	Edison International 4.70% 8/15/2025	4,159	4,156
	Edison International 5.25% 11/15/2028	275	276
	Edison International 5.45% 6/15/2029	600	606
	Eversource Energy 5.95% 2/1/2029	939	968
	Florida Power & Light Co. 5.05% 4/1/2028	200	202
	Florida Power & Light Co. 5.15% 6/15/2029	680	689
	Georgia Power Co. 5.004% 2/23/2027	1,180	1,190
	Georgia Power Co. 4.65% 5/16/2028	400	398
	NextEra Energy Capital Holdings, Inc. 6.051% 3/1/2025	108	108
	NiSource, Inc. 0.95% 8/15/2025	240	234
	NiSource, Inc. 5.20% 7/1/2029	475	479
	Pacific Gas and Electric Co. 3.45% 7/1/2025	4,552	4,517
	Pacific Gas and Electric Co. 3.15% 1/1/2026	1,792	1,762
	Pacific Gas and Electric Co. 2.95% 3/1/2026	2,469	2,415
	Pacific Gas and Electric Co. 6.10% 1/15/2029	602	623
	PacifiCorp 5.10% 2/15/2029	375	378
	PacifiCorp 5.30% 2/15/2031	263	265
	Public Service Electric and Gas Co. 3.00% 5/15/2025	472	469
	Southern California Edison Co. 4.20% 6/1/2025	1,347	1,344
	Southern California Edison Co. 4.90% 6/1/2026	1,700	1,704
	Southern California Edison Co. 4.875% 2/1/2027	340	341
	Southern California Edison Co. 5.85% 11/1/2027	1,949	2,005
	Virginia Electric & Power 3.10% 5/15/2025	530	527
	WEC Energy Group, Inc. 5.60% 9/12/2026	136	138
	Wisconsin Public Service Corp. 4.55% 12/1/2029	1,100	1,085
	Xcel Energy, Inc. 3.35% 12/1/2026	700	683
			31,506

Consumer discretionary 2.83%
	Daimler Trucks Finance North America, LLC 5.00% 1/15/2027[2]	350	351
	Daimler Trucks Finance North America, LLC 5.125% 9/25/2027[2]	675	679
	Daimler Trucks Finance North America, LLC 5.125% 9/25/2029[2]	214	215
	Ford Motor Credit Co., LLC 5.125% 6/16/2025	3,448	3,447
	Ford Motor Credit Co., LLC 3.375% 11/13/2025	1,940	1,910
	Ford Motor Credit Co., LLC 6.95% 6/10/2026	2,967	3,036
	Ford Motor Credit Co., LLC 5.85% 5/17/2027	1,250	1,264
	Ford Motor Credit Co., LLC 6.798% 11/7/2028	300	311
	Ford Motor Credit Co., LLC 5.80% 3/8/2029	350	350
	General Motors Financial Co., Inc. 2.75% 6/20/2025	1,782	1,765
	General Motors Financial Co., Inc. 5.40% 4/6/2026	1,804	1,815
	General Motors Financial Co., Inc. 4.90% 10/6/2029	751	740
	Home Depot, Inc. 2.70% 4/15/2025	200	199
	Home Depot, Inc. 5.15% 6/25/2026	925	935
	Home Depot, Inc. 4.875% 6/25/2027	750	757
	Home Depot, Inc. 4.75% 6/25/2029	611	613
	Hyundai Capital America 1.80% 10/15/2025[2]	990	966
	Hyundai Capital America 5.45% 6/24/2026[2]	829	835
	Hyundai Capital America 5.30% 3/19/2027[2]	575	580
	Hyundai Capital America 6.10% 9/21/2028[2]	275	283

Capital Group Fixed Income ETF Trust	102

Capital Group Short Duration Income ETF  (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
	Hyundai Capital America 6.50% 1/16/2029[2]	USD53	$55
	Hyundai Capital America 4.55% 9/26/2029[2]	413	401
	Marriott International, Inc. 5.55% 10/15/2028	250	256
	Marriott International, Inc. 4.875% 5/15/2029	350	349
	McDonald’s Corp. 5.00% 5/17/2029	461	464
	Toyota Motor Credit Corp. 4.55% 8/7/2026	1,285	1,287
	Toyota Motor Credit Corp. 4.55% 8/9/2029	900	889
			24,752

Communication services 2.22%
	AT&T, Inc. 1.70% 3/25/2026	3,984	3,843
	Charter Communications Operating, LLC 4.908% 7/23/2025	2,518	2,516
	Charter Communications Operating, LLC 6.15% 11/10/2026	3,617	3,688
	Charter Communications Operating, LLC 6.10% 6/1/2029	596	608
	Comcast Corp. 5.10% 6/1/2029	600	606
	Meta Platforms, Inc. 4.30% 8/15/2029	500	494
	Netflix, Inc. 5.875% 2/15/2025	1,893	1,895
	T-Mobile USA, Inc. 3.50% 4/15/2025	2,255	2,245
	T-Mobile USA, Inc. 2.25% 2/15/2026	2,403	2,336
	T-Mobile USA, Inc. 4.80% 7/15/2028	175	174
	WarnerMedia Holdings, Inc. 3.788% 3/15/2025	990	987
			19,392

Consumer staples 2.15%
	Altria Group, Inc. 2.35% 5/6/2025	3,198	3,171
	BAT International Finance PLC 5.931% 2/2/2029	545	561
	Campbells Co. (The) 5.20% 3/19/2027	625	631
	Campbells Co. (The) 5.20% 3/21/2029	155	157
	Conagra Brands, Inc. 4.60% 11/1/2025	1,718	1,718
	Conagra Brands, Inc. 1.375% 11/1/2027	94	85
	Constellation Brands, Inc. 4.40% 11/15/2025	1,781	1,778
	Constellation Brands, Inc. 5.00% 2/2/2026	533	533
	Constellation Brands, Inc. 4.35% 5/9/2027	290	287
	J. M. Smucker Co. (The) 5.90% 11/15/2028	289	299
	Philip Morris International, Inc. 5.00% 11/17/2025	2,615	2,626
	Philip Morris International, Inc. 4.875% 2/13/2026	1,020	1,023
	Philip Morris International, Inc. 4.75% 2/12/2027	1,500	1,504
	Philip Morris International, Inc. 4.375% 11/1/2027	1,000	992
	Philip Morris International, Inc. 5.25% 9/7/2028	250	254
	Philip Morris International, Inc. 4.875% 2/13/2029	380	380
	Philip Morris International, Inc. 4.625% 11/1/2029	864	853
	Reynolds American, Inc. 4.45% 6/12/2025	1,966	1,961
			18,813

Industrials 2.15%
	Air Lease Corp. 5.30% 6/25/2026	1,055	1,062
	BAE Systems PLC 5.125% 3/26/2029[2]	648	650
	Boeing Co. (The) 2.196% 2/4/2026	5,335	5,177
	Boeing Co. (The) 6.259% 5/1/2027	776	795
	Boeing Co. (The) 6.298% 5/1/2029	253	262
	Carrier Global Corp. 2.242% 2/15/2025	1,243	1,238
	Eaton Corp. 6.50% 6/1/2025	65	65
	Ingersoll-Rand, Inc. 5.197% 6/15/2027	650	658
	Ingersoll-Rand, Inc. 5.40% 8/14/2028	260	264
	Ingersoll-Rand, Inc. 5.176% 6/15/2029	312	315
	L3Harris Technologies, Inc. 5.40% 1/15/2027	1,346	1,363
	Lockheed Martin Corp. 4.95% 10/15/2025	440	441
	Northrop Grumman Corp. 2.93% 1/15/2025	1,479	1,478
	RTX Corp. 3.95% 8/16/2025	1,563	1,556
	RTX Corp. 5.75% 11/8/2026	2,556	2,604
	Waste Management, Inc. 4.65% 3/15/2030	850	840
			18,768

103	Capital Group Fixed Income ETF Trust

Capital Group Short Duration Income ETF  (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)

Information technology 1.36%
	Accenture Capital, Inc. 4.05% 10/4/2029	USD575	$558
	Apple, Inc. 2.50% 2/9/2025	274	273
	Apple, Inc. 0.55% 8/20/2025	495	483
	Broadcom Corp. 3.125% 1/15/2025	245	245
	Broadcom, Inc. 3.15% 11/15/2025	2,501	2,469
	Broadcom, Inc. 4.15% 2/15/2028	1,200	1,180
	Broadcom, Inc. 5.05% 7/12/2029	900	904
	Broadcom, Inc. 4.35% 2/15/2030	800	779
	Microchip Technology, Inc. 4.90% 3/15/2028	703	701
	Microchip Technology, Inc. 5.05% 3/15/2029	350	349
	Microchip Technology, Inc. 5.05% 2/15/2030	193	192
	Microsoft Corp. 2.70% 2/12/2025	237	237
	Oracle Corp. 2.50% 4/1/2025	2,941	2,924
	Oracle Corp. 1.65% 3/25/2026	500	482
	Texas Instruments, Inc. 4.60% 2/8/2029	130	130
			11,906

Energy 1.11%
	Canadian Natural Resources, Ltd. 2.05% 7/15/2025	1,606	1,582
	Chevron USA, Inc. 0.687% 8/12/2025	621	607
	Columbia Pipelines Holding Co., LLC 6.042% 8/15/2028[2]	450	461
	ConocoPhillips Co. 4.70% 1/15/2030	1,300	1,286
	Diamondback Energy, Inc. 5.20% 4/18/2027	1,225	1,237
	Enbridge, Inc. 5.90% 11/15/2026	582	594
	Enbridge, Inc. 6.00% 11/15/2028	300	311
	Energy Transfer, LP 6.10% 12/1/2028	438	455
	Energy Transfer, LP 5.25% 7/1/2029	273	275
	Kinder Morgan, Inc. 5.00% 2/1/2029	319	318
	Occidental Petroleum Corp. 5.00% 8/1/2027	636	637
	Occidental Petroleum Corp. 5.20% 8/1/2029	525	521
	Petroleos Mexicanos 6.875% 10/16/2025	1,150	1,147
	Williams Companies, Inc. 5.30% 8/15/2028	275	278
			9,709

Real estate 0.90%
	COPT Defense Properties, LP 2.25% 3/15/2026	1,542	1,493
	Equinix, Inc. 1.00% 9/15/2025	2,495	2,430
	Equinix, Inc. 1.45% 5/15/2026	2,400	2,297
	Scentre Group Trust 1 3.50% 2/12/2025[2]	640	639
	VICI Properties, LP 4.625% 6/15/2025[2]	962	959
			7,818

Materials 0.67%
	BHP Billiton Finance (USA), Ltd. 4.875% 2/27/2026	775	778
	BHP Billiton Finance (USA), Ltd. 5.10% 9/8/2028	250	253
	Celanese US Holdings, LLC 6.35% 11/15/2028	1,666	1,707
	Dow Chemical Co. (The) 4.55% 11/30/2025	65	65
	International Flavors & Fragrances, Inc. 1.23% 10/1/2025[2]	1,839	1,788
	LYB International Finance III, LLC 1.25% 10/1/2025	1,220	1,189
	Nutrien, Ltd. 5.95% 11/7/2025	29	29
			5,809
	Total corporate bonds, notes & loans		303,281
Asset-backed obligations 25.87%
	ACHV ABS Trust, Series 2024-2PL, Class A, 5.07% 10/27/2031[1,2]	1,431	1,435
	Aero Capital Solutions, Inc., Term Loan, (1-month USD CME Term SOFR + 3.00%) 7.61% 11/17/2029[2,4,6,7]	2,300	2,283
	Affirm Asset Securitization Trust, Series 2023-A, Class A, 6.61% 1/18/2028[1,2]	597	597
	Affirm, Inc., Series 2023-B, Class A, 6.82% 9/15/2028[1,2]	457	464
	Affirm, Inc., Series 2023-X1, Class A, 7.11% 11/15/2028[1,2]	47	47
	Affirm, Inc., Series 2024, Class 1A, 5.61% 2/15/2029[1,2]	3,000	3,023

Capital Group Fixed Income ETF Trust	104

Capital Group Short Duration Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Affirm, Inc., Series 2024-A, Class A, 5.61% 2/15/2029[1,2]	USD1,046	$1,054
Affirm, Inc., Series 2024-X1, Class A, 6.27% 5/15/2029[1,2]	581	583
Affirm, Inc., Series 2024-X2, Class A, 5.22% 12/17/2029[1,2]	1,293	1,295
AGL CLO, Ltd., Series 2023-24, Class A1, (3-month USD CME Term SOFR + 2.00%) 6.626% 7/25/2036[1,2,4]	464	465
Allegro CLO, Ltd., Series 2019-1, Class ARR, (3-month USD CME Term SOFR + 1.13%) 5.747% 4/20/2032[1,2,4]	1,706	1,707
American Credit Acceptance Receivables Trust, Series 2024-1, Class B, 5.60% 11/12/2027[1,2]	219	220
American Credit Acceptance Receivables Trust, Series 2024-3, Class A, 5.76% 11/12/2027[1,2]	467	469
American Credit Acceptance Receivables Trust, Series 2024-2, Class B, 6.10% 12/13/2027[1,2]	923	933
American Credit Acceptance Receivables Trust, Series 2024-3, Class B, 5.66% 8/14/2028[1,2]	2,092	2,113
American Credit Acceptance Receivables Trust, Series 2024-4, Class B, 4.80% 11/13/2028[1,2]	250	250
American Credit Acceptance Receivables Trust, Series 2024-1, Class C, 5.63% 1/14/2030[1,2]	920	927
American Credit Acceptance Receivables Trust, Series 2024-2, Class D, 6.53% 4/12/2030[1,2]	1,820	1,862
American Credit Acceptance Receivables Trust, Series 2024-4, Class C, 4.91% 8/12/2031[1,2]	187	186
American Credit Acceptance Receivables Trust, Series 2024-4, Class D, 5.34% 8/12/2031[1,2]	1,431	1,421
American Money Management Corp., CLO, Series 2016-18, Class AR, (3-month USD CME Term SOFR + 1.362%) 5.883% 5/26/2031[1,2,4]	73	73
Apidos CLO, Ltd., Series 2019-32A, Class A1R, (3-month USD CME Term SOFR + 1.10%) 5.717% 1/20/2033[1,2,4]	1,172	1,174
Auxilior Term Funding, LLC, Series 24-1, Class A2, 5.84% 3/15/2027[1,2]	1,940	1,955
Avant Credit Card Master Trust, Series 2024-2A, Class A, 5.38% 5/15/2029[1,2]	5,000	4,966
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2, Class A, 2.02% 2/20/2027[1,2]	350	342
Avis Budget Rental Car Funding (AESOP), LLC, Series 2022-5, Class A, 6.12% 4/20/2027[1,2]	118	120
Avis Budget Rental Car Funding (AESOP), LLC, Series 2022-5, Class C, 6.24% 4/20/2027[1,2]	500	503
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-2, Class B, 6.03% 10/20/2027[1,2]	290	294
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-2, Class C, 6.18% 10/20/2027[1,2]	1,000	1,007
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-5, Class A, 5.78% 4/20/2028[1,2]	259	264
Avis Budget Rental Car Funding (AESOP), LLC, Series 2024-1, Class A, 5.36% 6/20/2030[1,2]	700	711
AXIS Equipment Finance Receivables, LLC, Series 2024-2, Class A2, 5.19% 7/21/2031[1,2]	1,889	1,906
Ballyrock, Ltd., CLO, Series 2019-2A, Class A1R, (3-month USD CME Term SOFR + 1.40%) 5.921% 2/20/2036[1,2,4]	1,250	1,252
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class A, 1.42% 11/17/2033[1,2]	330	322
Benefit Street Partners CLO, Ltd., Series 2019-19, Class AR, (3-month USD CME Term SOFR + 1.18%) 5.836% 1/15/2033[1,2,4]	1,480	1,482
Birch Grove CLO, Ltd., Series 2023-6, Class A1, (3-month USD CME Term SOFR + 2.20%) 6.817% 7/20/2035[1,2,4]	494	497
Blue Owl Asset Leasing Trust, Series 2024-1A, Class B, 5.41% 3/15/2030[1,2]	190	190
Blue Owl Asset Leasing Trust, Series 2024-1A, Class C, 6.38% 1/15/2031[1,2]	139	139
Brex Commercial Charge Card Master Trust, Series 2024-1, Class A1, 6.05% 7/15/2027[1,2]	806	816
Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class A3, 5.53% 1/18/2028[1]	623	625
Bridgecrest Lending Auto Securitization Trust, Series 2024-2, Class A3, 5.84% 6/15/2028[1]	2,000	2,016

105	Capital Group Fixed Income ETF Trust

Capital Group Short Duration Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class B, 5.43% 8/15/2028[1]	USD251	$253
Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class C, 5.65% 4/16/2029[1]	370	374
Bridgecrest Lending Auto Securitization Trust, Series 2024-2, Class B, 5.94% 2/15/2030[1]	2,000	2,029
Bridgecrest Lending Auto Securitization Trust, Series 2024-3, Class D, 5.83% 5/15/2030[1]	1,441	1,454
Bridgecrest Lending Auto Securitization Trust, Series 2024-4, Class B, 4.77% 8/15/2030[1]	787	786
Capteris Equipment Finance, Series 2024-1, Class A2, 5.58% 7/20/2032[1,2]	2,959	2,980
Carvana Auto Receivables Trust, Series 2023-N3, Class A, 6.41% 9/10/2027[1,2]	191	192
Carvana Auto Receivables Trust, Series 2023-P3, Class A3, 5.82% 8/10/2028[1,2]	206	209
CCG Receivables Trust, Series 2024-1, Class A2, 4.99% 3/15/2032[1,2]	1,070	1,076
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060[1,2]	1,349	1,319
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061[1,2]	1,079	1,024
Chesapeake Funding II, LLC, Series 2023-2, Class A1, 6.16% 10/15/2035[1,2]	358	363
Citizens Auto Receivables Trust, Series 2023-2, Class A3, 5.83% 2/15/2028[1,2]	572	580
Citizens Auto Receivables Trust, Series 2023-2, Class A4, 5.74% 10/15/2030[1,2]	680	695
CLI Funding VI, LLC, Series 2020-2A, Class A, 2.03% 9/15/2045[1,2]	343	314
CLI Funding VIII, LLC, Series 2022-1, Class A, 2.72% 1/18/2047[1,2]	1,621	1,459
ClickLease Equipment Receivables 2024-1 Trust, Series 2024-1, Class A, 6.86% 2/15/2030[1,2]	216	217
Commercial Equipment Finance, Series 2024-1, Class A, 5.97% 7/16/2029[1,2]	786	795
CPS Auto Receivables Trust, Series 2023-A, Class B, 5.47% 11/16/2026[1,2]	296	297
CPS Auto Receivables Trust, Series 2023-C, Class B, 5.98% 6/15/2027[1,2]	918	923
CPS Auto Receivables Trust, Series 2024-A, Class B, 5.65% 5/15/2028[1,2]	139	140
CPS Auto Receivables Trust, Series 2023-A, Class C, 5.54% 4/16/2029[1,2]	933	937
CPS Auto Receivables Trust, Series 2023-C, Class C, 6.27% 10/15/2029[1,2]	465	472
CPS Auto Receivables Trust, Series 2024-A, Class C, 5.74% 4/15/2030[1,2]	118	119
CPS Auto Receivables Trust, Series 2024-A, Class D, 6.13% 4/15/2030[1,2]	100	102
CPS Auto Trust, Series 2024-B, Class B, 6.04% 10/16/2028[1,2]	2,000	2,031
CPS Auto Trust, Series 2024-B, Class C, 6.28% 7/15/2030[1,2]	2,000	2,042
Crockett Partners Equipment Co. II, LLC, Series 2024-1C, Class A, 6.05% 1/20/2031[1,2]	2,421	2,442
Crossroads Asset Trust, Series 2024-A, Class A2, 5.90% 8/20/2030[1,2]	1,079	1,093
Daimler Trucks Retail Trust, Series 2024-1, Class A3, 5.49% 12/15/2027[1]	659	668
Daimler Trucks Retail Trust, Series 2024-1, Class A4, 5.56% 7/15/2031[1]	1,452	1,478
Dell Equipment Finance Trust, Series 2024-1, Class A3, 5.39% 3/22/2030[1,2]	4,000	4,048
Dell Equipment Finance Trust, Series 2024-2, Class B, 4.82% 8/22/2030[1,2]	1,992	1,987
DLLAD, LLC, Series 2024-1, Class A2, 5.50% 8/20/2027[1,2]	1,024	1,030
DLLAD, LLC, Series 2024-1, Class A3, 5.30% 7/20/2029[1,2]	491	498
Drive Auto Receivables Trust, Series 2024-1, Class A3, 5.35% 2/15/2028[1]	751	754
Drive Auto Receivables Trust, Series 2024-1, Class B, 5.31% 1/16/2029[1]	407	410
Drive Auto Receivables Trust, Series 2024-2, Class B, 4.52% 7/16/2029[1]	1,114	1,107
Drive Auto Receivables Trust, Series 2024-1, Class C, 5.43% 11/17/2031[1]	723	727
Drive Auto Receivables Trust, Series 2024-2, Class C, 4.67% 5/17/2032[1]	1,090	1,080
DriveTime Auto Owner Trust, Series 2021-1A, Class D, 1.16% 11/16/2026[1,2]	534	529
DriveTime Auto Owner Trust, Series 2023-1, Class C, 5.55% 10/16/2028[1,2]	1,063	1,068
Dryden Senior Loan Fund, CLO, Series 2017-47A, Class A1R, (3-month USD CME Term SOFR + 1.242%) 5.898% 4/15/2028[1,2,4]	51	51
Dryden Senior Loan Fund, CLO, Series 2015-37, Class AR, (3-month USD CME Term SOFR + 1.362%) 6.018% 1/15/2031[1,2,4]	185	186
Dryden Senior Loan Fund, CLO, Series 2018-57, Class A, (3-month USD CME Term SOFR + 1.272%) 5.795% 5/15/2031[1,2,4]	223	223
Enterprise Fleet Financing, LLC, Series 2024-1, Class A3, 5.16% 9/20/2030[1,2]	380	384
EquipmentShare, Series 2024-2M, Class A, 5.70% 12/20/2032[1,2]	2,481	2,487
Exeter Automobile Receivables Trust, Series 2024-1, Class A3, 5.31% 8/16/2027[1]	183	183
Exeter Automobile Receivables Trust, Series 2022-6, Class B, 6.03% 8/16/2027[1]	28	28
Exeter Automobile Receivables Trust, Series 2023-3A, Class B, 6.11% 9/15/2027[1]	243	244
Exeter Automobile Receivables Trust, Series 2023-4A, Class B, 6.31% 10/15/2027[1]	797	801
Exeter Automobile Receivables Trust, Series 2023-1A, Class C, 5.82% 2/15/2028[1]	1,000	1,004
Exeter Automobile Receivables Trust, Series 2022-6, Class C, 6.32% 5/15/2028[1]	193	195
Exeter Automobile Receivables Trust, Series 2024-1, Class B, 5.29% 8/15/2028[1]	514	517

Capital Group Fixed Income ETF Trust	106

Capital Group Short Duration Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Exeter Automobile Receivables Trust, Series 2023-4A, Class C, 6.51% 8/15/2028[1]	USD797	$810
Exeter Automobile Receivables Trust, Series 2023-1A, Class D, 6.69% 6/15/2029[1]	240	244
Exeter Automobile Receivables Trust, Series 2024-1, Class C, 5.41% 5/15/2030[1]	355	358
Exeter Automobile Receivables Trust, Series 2024-1, Class D, 5.84% 6/17/2030[1]	574	579
Exeter Automobile Receivables Trust, Series 2024-4A, Class B, 5.29% 8/15/2030[1]	1,210	1,218
Exeter Automobile Receivables Trust, Series 2024-4A, Class C, 5.48% 8/15/2030[1]	423	426
First National Master Note Trust, Series 2023-1, Class A, 5.13% 4/16/2029[1]	592	596
First National Master Note Trust, Series 2023-2, Class A, 5.77% 9/17/2029[1]	668	678
First National Master Note Trust, Series 2024-1, Class A, 5.34% 5/15/2030[1]	2,110	2,131
FirstKey Homes Trust, Series 2022-SFR2, Class A, 4.145% 5/17/2039[1,2]	495	485
Flagship Credit Auto Trust, Series 2023-3, Class A3, 5.44% 4/17/2028[1,2]	141	142
Flagship Credit Auto Trust, Series 2023-3, Class B, 5.64% 7/16/2029[1,2]	399	403
Ford Credit Auto Lease Trust, Series 2024-A, Class A3, 5.06% 5/15/2027[1]	806	810
Ford Credit Auto Lease Trust, Series 2024-A, Class A4, 5.05% 6/15/2027[1]	175	176
Fortress Credit BSL, Ltd., Series 2019-2A, Class A1AR, (3-month USD CME Term SOFR + 1.05%) 5.522% 10/20/2032[1,2,4]	1,790	1,790
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 11/19/2040[1,2]	361	341
Global SC Finance VII SRL, Series 2021-2A, Class A, 1.95% 8/17/2041[1,2]	830	763
GLS Auto Receivables Trust, Series 2023-4, Class A2, 6.40% 12/15/2026[1,2]	241	242
GLS Auto Receivables Trust, Series 2023-3, Class B, 5.89% 1/18/2028[1,2]	1,000	1,008
GLS Auto Receivables Trust, Series 2024-2, Class B, 5.77% 11/15/2028[1,2]	537	545
GLS Auto Receivables Trust, Series 2023-3, Class C, 6.01% 5/15/2029[1,2]	151	153
GLS Auto Receivables Trust, Series 2024-1, Class C, 5.64% 12/17/2029[1,2]	1,303	1,317
GLS Auto Receivables Trust, Series 2024-1, Class D, 5.95% 12/17/2029[1,2]	837	847
GLS Auto Receivables Trust, Series 2024-2, Class C, 6.03% 2/15/2030[1,2]	746	762
GM Financial Revolving Receivables Trust, Series 2023-2, Class A, 5.77% 8/11/2036[1,2]	773	802
GM Financial Revolving Receivables Trust, Series 2024-2, Class A, 4.52% 3/11/2037[1,2]	1,888	1,869
GM Financial Securitized Term Auto Receivables Trust, Series 2024-1, Class A3, 4.85% 12/18/2028[1]	441	443
GM Financial Securitized Term Auto Receivables Trust, Series 2024-1, Class A4, 4.86% 6/18/2029[1]	624	628
Golub Capital Partners Static, Ltd., CLO, Series 2024-1, Class A2, (3-month USD CME Term SOFR + 1.55%) 6.167% 4/20/2033[1,2,4]	1,496	1,497
Greatamerica Leasing Receivables Funding, LLC, Series 2024-2, Class A3, 5.00% 9/15/2028[1,2]	1,409	1,421
GT Loan Financing, Ltd., Series 2013-1, Class AR, (3-month USD CME Term SOFR + 1.362%) 5.979% 7/28/2031[1,2,4]	171	171
Hertz Vehicle Financing III, LLC, Series 2023-1, Class A, 5.49% 6/25/2027[1,2]	1,113	1,121
Hertz Vehicle Financing III, LLC, Series 2023-1, Class 1D, 9.13% 6/25/2027[1,2]	250	252
Hertz Vehicle Financing III, LLC, Series 2022-2, Class D, 5.16% 6/26/2028[1,2]	250	230
Hertz Vehicle Financing, LLC, Series 2023-1A, Class B, 6.22% 6/25/2027[1,2]	2,920	2,947
Hertz Vehicle Financing, LLC, Series 2021-2A, Class A, 1.68% 12/27/2027[1,2]	502	472
Hertz Vehicle Financing, LLC, Series 2023-3A, Class A, 5.94% 2/25/2028[1,2]	281	286
Hertz Vehicle Financing, LLC, Series 2024-1A, Class A, 5.44% 1/25/2029[1,2]	1,449	1,460
Hertz Vehicle Financing, LLC, Series 2024-1A, Class D, 9.22% 1/25/2029[1,2]	349	351
Hyundai Auto Lease Securitization Trust, Series 2024-A, Class A3, 5.02% 3/15/2027[1,2]	960	965
Hyundai Auto Lease Securitization Trust, Series 2024-A, Class A4, 5.07% 2/15/2028[1,2]	267	269
Jamestown CLO, Ltd., Series 2019-1, Class A1R, (3-month USD CME Term SOFR + 1.20%) 5.817% 4/20/2032[1,2,4]	1,592	1,594
Jamestown CLO, Ltd., Series 2019-1, Class A2AR, (3-month USD CME Term SOFR + 1.65%) 6.267% 4/20/2032[1,2,4]	1,000	1,001
Jamestown CLO, Ltd., Series 2019-1, Class A2BR, (3-month USD CME Term SOFR + 1.85%) 6.467% 4/20/2032[1,2,4]	957	958
John Deere Owner Trust, Series 2024-A, Class A3, 4.96% 11/15/2028[1]	923	931
Juniper Valley Park CLO, Ltd., Series 2023-1, Class AR, (3-month USD CME Term SOFR + 1.25%) 5.867% 7/20/2036[1,2,4]	797	798
LAD Auto Receivables Trust, Series 2023-1, Class A2, 5.68% 10/15/2026[1,2]	54	54
LAD Auto Receivables Trust, Series 2023-1, Class C, 6.18% 12/15/2027[1,2]	273	277
LAD Auto Receivables Trust, Series 2024-1, Class A3, 5.23% 1/18/2028[1,2]	353	355
LAD Auto Receivables Trust, Series 2023-3, Class A4, 5.95% 3/15/2028[1,2]	318	322
LAD Auto Receivables Trust, Series 2023-3, Class B, 6.09% 6/15/2028[1,2]	721	733
LAD Auto Receivables Trust, Series 2023-3, Class C, 6.43% 12/15/2028[1,2]	608	622
LAD Auto Receivables Trust, Series 2024-1, Class B, 5.33% 2/15/2029[1,2]	367	369

107	Capital Group Fixed Income ETF Trust

Capital Group Short Duration Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
LAD Auto Receivables Trust, Series 2024-1, Class C, 5.64% 6/15/2029[1,2]	USD444	$449
LAD Auto Receivables Trust, Series 2024-2, Class A4, 5.46% 7/16/2029[1,2]	507	513
LAD Auto Receivables Trust, Series 2024-3A, Class B, 4.74% 1/15/2030[1,2]	410	406
LAD Auto Receivables Trust, Series 2024-3A, Class C, 4.93% 3/15/2030[1,2]	148	146
LAD Auto Receivables Trust, Series 2024-2, Class D, 6.37% 10/15/2031[1,2]	175	178
LCM, LP, Series 2027, Class A1, (3-month USD CME Term SOFR + 1.342%) 5.989% 7/16/2031[1,2,4]	375	376
M&T Equipment Notes, Series 2024-1, Class A3, 4.76% 8/18/2031[1,2]	2,289	2,282
Madison Park Funding, Ltd., CLO, Series 2021-50A, Class A, (3-month USD CME Term SOFR + 1.402%) 6.019% 4/19/2034[1,2,4]	300	300
Magnetite CLO, Ltd., Series 2019-22, Class ARR, (3-month USD CME Term SOFR + 1.25%) 5.906% 7/15/2036[1,2,4]	693	693
Marathon CLO, Ltd., Series 2019-2, Class BAR, (3-month USD CME Term SOFR + 2.70%) 7.317% 1/20/2033[1,2,4]	429	430
Marble Point CLO, Ltd., Series 2019-1A, Class A1R2, (3-month USD CME Term SOFR + 1.04%) 5.531% 7/23/2032[1,2,4]	1,055	1,061
Mercedes-Benz Auto Lease Trust, Series 2024-A, Class A3, 5.32% 1/18/2028[1]	2,385	2,415
Mercedes-Benz Auto Receivables Trust, Series 2024-1, Class A3, 4.80% 4/16/2029[1]	1,500	1,507
Mercedes-Benz Auto Receivables Trust, Series 2024-1, Class A4, 4.79% 7/15/2031[1]	857	860
Merchants Fleet Funding, LLC, Series 2024-1, Class A, 5.82% 4/20/2037[1,2]	2,326	2,350
Mercury Financial Credit Card Master Trust, Series 2024-2A, Class A, 6.56% 7/20/2029[1,2]	1,638	1,659
Mission Lane Credit Card Master Trust, Series 2024-A, Class A1, 6.20% 8/15/2029[1,2]	1,212	1,220
NMEF Funding, LLC, Series 2024-A, Class A2, 5.15% 12/15/2031[1,2]	2,762	2,769
OCP CLO, Ltd., Series 2018-15A, Class A1, (3-month USD CME Term SOFR + 1.362%) 5.979% 7/20/2031[1,2,4]	129	129
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class A, 6.27% 6/17/2031[1,2]	1,020	1,031
OnDeck Asset Securitization Trust, LLC, Series 2024-2A, Class A, 4.98% 10/17/2031[1,2]	1,001	982
Palmer Square Loan Funding Ltd., Series 2022-4A, Class A1RN, (3-month USD CME Term SOFR + 1.00%) 5.635% 7/24/2031[1,2,4]	431	432
Palmer Square Loan Funding, CLO, Series 2021-3, Class A1, (3-month USD CME Term SOFR + 1.062%) 5.679% 7/20/2029[1,2,4]	129	129
Palmer Square Loan Funding, Ltd., Series 2022-4A, Class A2R, (3-month USD CME Term SOFR + 1.30%) 5.935% 7/24/2031[1,2,4]	889	889
Palmer Square, Ltd., Series 2013-2A, Class A1A3, (3-month USD CME Term SOFR + 1.262%) 5.909% 10/17/2031[1,2,4]	106	106
PEAC Solutions Receivables, LLC, Series 2024-2A, Class A2, 4.74% 4/20/2027[1,2]	824	822
PEAC Solutions Receivables, LLC, Series 2024-1A, Class A2, 5.79% 6/21/2027[1,2]	2,679	2,705
PEAC Solutions Receivables, LLC, Series 2024-2A, Class A3, 4.65% 10/20/2031[1,2]	293	290
PEAC Solutions Receivables, LLC, Series 2024-2A, Class B, 4.83% 10/20/2031[1,2]	764	754
PFS Financing Corp., Series 2023-A, Class A, 5.80% 3/15/2028[1,2]	2,000	2,029
PFS Financing Corp., Series 2024-F, Class A, 4.75% 8/15/2029[1,2]	2,969	2,966
Pg&E Recovery Funding, LLC, Series 2024-A, Class A1, 4.838% 6/1/2035[1]	1,920	1,907
PK ALIFT Loan Funding 3, LP, Series 2024-1, Class A1, 5.842% 9/15/2039[1,2]	703	707
PK ALIFT Loan Funding, Series 2024-2, Class A, 5.052% 10/15/2039[1,2]	1,780	1,749
Porsche Innovative Lease Owner Trust, Series 2024-1, Class A3, 4.67% 11/22/2027[1,2]	1,833	1,836
Prestige Auto Receivables Trust, Series 2024-1, Class B, 5.71% 5/15/2028[1,2]	353	356
Prestige Auto Receivables Trust, Series 2024-1, Class D, 6.21% 2/15/2030[1,2]	422	428
Reach Financial, LLC, Series 2024-2, Class A, 5.88% 7/15/2031[1,2]	1,182	1,188
Regatta XIV Funding, Ltd., CLO, Series 2018-3A, Class AR, (3-month USD CME Term SOFR + 1.10%) 5.726% 10/25/2031[1,2,4]	1,249	1,249
Santander Drive Auto Receivables Trust, Series 2022-7, Class A3, 5.75% 4/15/2027[1]	19	19
Santander Drive Auto Receivables Trust, Series 2022-7, Class B, 5.95% 1/17/2028[1]	33	33
Santander Drive Auto Receivables Trust, Series 2024-1, Class A3, 5.25% 4/17/2028[1]	105	105
Santander Drive Auto Receivables Trust, Series 2023-6, Class A3, 5.93% 7/17/2028[1]	351	355
Santander Drive Auto Receivables Trust, Series 2024-1, Class B, 5.23% 12/15/2028[1]	558	562
Santander Drive Auto Receivables Trust, Series 2024-2, Class B, 5.78% 7/16/2029[1]	1,517	1,543
Santander Drive Auto Receivables Trust, Series 2024-4, Class B, 4.93% 9/17/2029[1]	900	903
Santander Drive Auto Receivables Trust, Series 2024-1, Class C, 5.45% 3/15/2030[1]	124	125
SBNA Auto Lease Trust, Series 2024-C, Class A3, 4.56% 2/22/2028[1,2]	878	878
SFS Auto Receivables Securitization Trust, Series 2024-3A, Class B, 4.76% 11/20/2031[1,2]	1,846	1,832
SLAM, LLC, Series 2024-1A, Class A, 5.335% 9/15/2049[1,2]	1,035	1,017
SMB Private Education Loan Trust, Series 2023-C, Class A1B, (30-day Average USD-SOFR + 1.55%) 6.148% 11/15/2052[1,2,4]	225	228

Capital Group Fixed Income ETF Trust	108

Capital Group Short Duration Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Sound Point CLO, Ltd., Series 2017-3A, Class A1R, (3-month USD CME Term SOFR + 1.242%) 5.859% 10/20/2030[1,2,4]	USD169	$169
Sound Point CLO, Ltd., Series 2013-3R, Class A, (3-month USD CME Term SOFR + 1.412%) 6.044% 4/18/2031[1,2,4]	213	214
Space Coast Credit Union, Series 2024-1, Class A3, 5.11% 6/15/2029[1,2]	1,058	1,062
Subway Funding, LLC, Series 2024-3, Class A2I, 5.246% 7/30/2054[1,2]	2,184	2,131
Sycamore Tree CLO, Ltd., Series 2024-5, Class A1, (3-month USD CME Term SOFR + 1.42%) 6.037% 4/20/2036[1,2,4]	2,000	2,000
Synchrony Card Issuance Trust, Series 2023-A2, Class A, 5.74% 10/15/2029[1]	498	508
Synchrony Card Issuance Trust, Series 2024-A2, Class A, 4.93% 7/15/2030[1]	2,835	2,856
TAL Advantage V, LLC, Series 2020-1A, Class A, 2.05% 9/20/2045[1,2]	869	809
Textainer Marine Containers, Ltd., Series 2021-1, Class A, 1.68% 2/20/2046[1,2]	801	725
Textainer Marine Containers, Ltd., Series 2021-2A, Class A, 2.23% 4/20/2046[1,2]	562	514
TIF Funding II, LLC, Series 2021-1A, Class A, 1.65% 2/20/2046[1,2]	962	851
Toyota Auto Receivables Owner Trust, Series 2024-A, Class A3, 4.83% 10/16/2028[1]	1,283	1,290
Toyota Auto Receivables Owner Trust, Series 2024-A, Class A4, 4.77% 4/16/2029[1]	659	661
Trestles CLO, Ltd., Series 2023-6, Class A, (3-month USD CME Term SOFR + 1.70%) 6.326% 1/25/2036[1,2,4]	800	801
Trinitas CLO, Ltd., Series 2018-9A, Class ARRR, (3-month USD CME Term SOFR + 1.20%) 5.817% 1/20/2032[1,2,4]	2,107	2,111
Trinitas CLO, Ltd., Series 2020-12, Class A1R, (3-month USD CME Term SOFR + 1.37%) 5.996% 4/25/2033[1,2,4]	250	250
Trinitas CLO, Ltd., Series 2020-12, Class B1R, (3-month USD CME Term SOFR + 2.00%) 6.626% 4/25/2033[1,2,4]	1,000	1,002
Triton Container Finance VIII, LLC, Series 2020-1, Class A, 2.11% 9/20/2045[1,2]	958	872
United Auto Credit Securitization Trust, Series 2024-1, Class A, 6.17% 8/10/2026[1,2]	141	141
United Auto Credit Securitization Trust, Series 2024-1, Class B, 6.57% 6/10/2027[1,2]	1,500	1,514
United Auto Credit Securitization Trust, Series 2024-1, Class C, 7.06% 10/10/2029[1,2]	1,500	1,522
Valley Stream Park CLO, Ltd., Series 2022-1A, Class ARR, (3-month USD CME Term SOFR + 1.19%) 5.712% 1/20/2037[1,2,4]	1,000	1,000
Verdant Receivables, LLC, Series 2024-1, Class A2, 5.68% 12/12/2031[1,2]	661	670
Verdant Receivables, LLC, Series 2024-1, Class C, 6.25% 12/12/2031[1,2]	164	167
Verizon Master Trust, Series 2024-6, Class A1A, 4.17% 8/20/2030[1]	1,937	1,920
Verizon Master Trust, Series 2024-2, Class A, 4.83% 12/22/2031[1,2]	652	655
Verizon Master Trust, Series 24-5, Class A, 5.00% 6/21/2032[1,2]	625	632
Voya CLO, Ltd., Series 2018-3, Class A1R2, (3-month USD CME Term SOFR + 1.20%) 5.856% 10/15/2031[1,2,4]	1,321	1,323
Voya CLO, Ltd., Series 2018-3, Class BR2, (3-month USD CME Term SOFR + 1.80%) 6.456% 10/15/2031[1,2,4]	870	871
VStrong Auto Receivables Trust, Series 2024-A, Class A2, 5.79% 8/16/2027[1,2]	379	380
VStrong Auto Receivables Trust, Series 2024-A, Class A3, 5.62% 12/15/2028[1,2]	217	219
Wellfleet CLO, Ltd., Series 2017-3A, Class A1, (3-month USD CME Term SOFR + 1.412%) 6.059% 1/17/2031[1,2,4]	75	75
Westlake Automobile Receivables Trust, Series 2022-3, Class C, 5.49% 7/15/2026[1,2]	15	15
Westlake Automobile Receivables Trust, Series 2024-1, Class A3, 5.44% 5/17/2027[1,2]	416	419
Westlake Automobile Receivables Trust, Series 2024-1, Class B, 5.55% 11/15/2027[1,2]	748	754
Westlake Automobile Receivables Trust, Series 2023-1, Class B, 5.41% 1/18/2028[1,2]	212	213
Westlake Automobile Receivables Trust, Series 2023-1, Class C, 5.74% 8/15/2028[1,2]	412	416
Westlake Automobile Receivables Trust, Series 2023-3, Class C, 6.02% 9/15/2028[1,2]	597	606
Westlake Automobile Receivables Trust, Series 2024-1, Class C, 5.65% 2/15/2029[1,2]	523	529
Westlake Automobile Receivables Trust, Series 2024-1, Class D, 6.02% 10/15/2029[1,2]	703	716
Westlake Flooring Master Trust, Series 2024-1, Class A, 5.43% 2/15/2028[1,2]	536	540
Wheels Fleet Lease Funding, LLC, Series 24-2A, Class A1, 4.87% 6/21/2039[1,2]	2,228	2,232
Wheels Fleet Lease Funding, LLC, Series 2024-3A, Class A1, 4.80% 9/19/2039[1,2]	1,373	1,372
Wind River CLO, Ltd., Series 2015-1A, Class A1R3, (3-month USD CME Term SOFR + 1.20%) 5.817% 10/20/2030[1,2,4]	903	902
Wingspire Equipment Finance, LLC, Series 2024-1A, Class A2, 4.99% 9/20/2032[1,2]	361	362
Wingspire Equipment Finance, LLC, Series 2024-1A, Class B, 5.06% 9/20/2032[1,2]	667	665

109	Capital Group Fixed Income ETF Trust

Capital Group Short Duration Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Wingspire Equipment Finance, LLC, Series 2024-1A, Class C, 5.28% 9/20/2032[1,2]	USD708	$708
World Financial Network Credit Card Master Trust, Series 2024-A, Class A, 5.47% 2/17/2031[1]	2,157	2,194
World Financial Network Credit Card Master Trust, Series 2024-B, Class A, 4.62% 5/15/2031[1]	3,374	3,368
		226,238
Bonds & notes of governments & government agencies outside the U.S. 0.17%
Chile (Republic of) 4.85% 1/22/2029	530	525
United Mexican States 5.00% 5/7/2029	1,000	967
		1,492
Total bonds, notes & other debt instruments (cost: $844,580,000)		847,680
Short-term securities 6.94%	Shares
Money market investments 6.94%
Capital Group Central Cash Fund 4.50%[8,9]	607,172	60,729
Total short-term securities (cost: $60,719,000)		60,729
Total investment securities 103.89% (cost: $905,299,000)		908,409

Other assets less liabilities (3.89)%	(34,054)
Net assets 100.00%	$874,355
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 12/31/2024 (000)
2 Year U.S. Treasury Note Futures	Long	574	3/31/2025	USD118,020	$(70)
5 Year U.S. Treasury Note Futures	Short	277	3/31/2025	(29,447)	230
					$160
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 12/31/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2024 (000)
Rate	Payment frequency	Rate	Payment frequency
3.794%	Annual	SOFR	Annual	10/9/2026	USD235,000	$(1,262)	$—	$(1,262)
SOFR	Annual	3.1665%	Annual	9/18/2034	56,900	4,117	—	4,117
						$2,855	$—	$2,855

Capital Group Fixed Income ETF Trust	110

Capital Group Short Duration Income ETF  (continued)
Investments in affiliates9

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2024 (000)	Dividend or interest income (000)
Short-term securities 6.94%
Money market investments 6.94%
Capital Group Central Cash Fund 4.50% [8]	$30,363	$385,668	$355,317	$4	$11	$60,729	$2,379

[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $365,770,000, which represented
41.83% of the net assets of the fund.

[3]	Step bond; coupon rate may change at a later date.
[4]
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[5]	Purchased on a TBA basis.
[6]	Value determined using significant unobservable inputs.
[7]
Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $2,283,000, which represented 0.26% of the net assets of the fund.

[8]	Rate represents the seven-day yield at 12/31/2024.
[9]	Part of the same "group of investment companies" as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)
CLO = Collateralized Loan Obligations
CME = CME Group
DAC = Designated Activity Company

SOFR = Secured Overnight Financing Rate
TBA = To-be-announced
USD = U.S. dollars
Refer to the notes to financial statements.

111	Capital Group Fixed Income ETF Trust

Capital Group Short Duration Municipal Income ETF
Investment portfolio December 31, 2024

Bonds, notes & other debt instruments 94.53%	Principal amount (000)	Value (000)
Alabama 3.94%
Black Belt Energy Gas Dist., Gas Project Rev. Bonds, Series 2024-B, 5.00% 10/1/2055 (put 9/1/2032)	USD 1,270	$1,340
Black Belt Energy Gas Dist., Gas Project Rev. Bonds (BP P.L.C), Series 2024-D, 5.00% 3/1/2055 (put 11/1/2034)	800	850
Black Belt Energy Gas Dist., Gas Project Rev. Bonds (Project No. 7), Series 2021-C-1, 4.00% 10/1/2052 (put 12/1/2026)	2,055	2,056
Black Belt Energy Gas Dist., Gas Supply Rev. Bonds, Series 2022-D-1, 4.00% 7/1/2052 (put 6/1/2027)	2,240	2,253
Black Belt Energy Gas Dist., Gas Supply Rev. Bonds, Series 2023-B, 5.25% 12/1/2053 (put 12/1/2026)	2,350	2,517
Energy Southeast, Energy Supply Rev. Bonds (A Cooperative Dist.), Series 2024-B, 5.25% 7/1/2054 (put 6/1/2032)	4,000	4,319
Health Care Auth., Baptist Health, An Affiliate of UAB Health System, Series 2023-A, 5.00% 11/15/2029	1,000	1,058
Housing Fin. Auth., Collateralized Single Family Mortgage Rev. Bonds, Series 2024-C, 5.75% 4/1/2055	1,305	1,405
Housing Fin. Auth., Multi Family Housing Rev. Bonds (Cooper Green Homes Project), Series 2024-C, 5.00% 2/1/2029 (put 2/1/2028)	195	203
County of Jefferson, Limited Obligation Rev. Ref. Bonds, Series 2017, 5.00% 9/15/2027	1,000	1,041
County of Jefferson, Sewer Rev. Warrants, Series 2024, 5.00% 10/1/2028	355	374
Lower Alabama Gas Dist., Gas Project Rev. Bonds (Project No. 2), Series 2020, 4.00% 12/1/2050 (put 12/1/2025)	2,000	2,003
Midcity Improvement Dist., Special Assessment Rev. Bonds, Series 2022, 3.875% 11/1/2027	185	179
City of Selma, Industrial Dev. Board, Gulf Opportunity Zone Rev. Ref. Bonds (International Paper Co. Project), Series 2019-A, 3.45% 11/1/2033 (put 10/1/2031)	150	148
Southeast Energy Auth., Commodity Supply Rev. Bonds (Project No. 4), Series 2022-B-1, 5.00% 5/1/2053 (put 8/1/2028)	1,000	1,033
Stadium Trace Village Improvement Dist., Dev. Incentive Anticipation Bonds, Series 2021, 3.625% 3/1/2036	1,140	1,025
		21,804
Alaska 0.18%
Industrial Dev. and Export Auth., Power Rev. Ref. Bonds (Snettisham Hydroelectric Project), Series 2015, AMT, 5.00% 1/1/2031	1,000	1,003
Arizona 3.03%
Deer Valley Unified School Dist. No. 97, School Improvement Bonds (Project of 2013), Series 2019-E, 5.00% 7/1/2025	500	505
City of Glendale, Industrial Dev. Auth., Rev. Ref. Bonds (Midwestern University), Series 2020, 5.00% 5/15/2028	625	661
Industrial Dev. Auth., Charter School Rev. Bonds (Equitable School Revolving Fund - Kestrel Verifiers), Series 2021-A, 4.00% 11/1/2026	1,000	1,012
Industrial Dev. Auth., Charter School Rev. Bonds (Equitable School Revolving Fund), Series 2023-A, 5.00% 11/1/2028	200	211
Industrial Dev. Auth., Education Rev. Bonds (Academies of Math & Science Projects), Series 2019, 4.00% 7/1/2029[1]	160	158
Industrial Dev. Auth., Multi Family Housing Bonds (Ironwood Ranch Apartments Project), Series 2024, 5.00% 2/1/2058 (put 9/1/2026)	1,100	1,129
Industrial Dev. Auth., Multi Family Housing Rev. Bonds (The Acacia At Youngtown Phase II Project), Series 2024, 5.00% 11/1/2058 (put 7/1/2027)	3,820	3,929
Industrial Dev. Auth., Rev. Bonds (Lincoln South Beltway Project), Series 2020, 5.00% 11/1/2028	2,000	2,142
County of Maricopa, Industrial Dev. Auth., Rev. Bonds (Banner Health), Series 2016-A, 5.00% 1/1/2025	1,000	1,000
County of Maricopa, Industrial Dev. Auth., Rev. Bonds (Banner Health), Series 2016-A, 5.00% 1/1/2038	290	296
City of Phoenix, Industrial Dev. Auth., Health Care Facs. Rev. Bonds (Mayo Clinic), Series 2014-B, 3.90% 11/15/2052[2]	1,855	1,855
City of Phoenix, Industrial Dev. Auth., Multi Family Housing Rev. Bonds (Memorial Towers Project), Series 2024-A, 3.35% 12/1/2027	295	292
City of Phoenix Civic Improvement Corp., Airport Rev. Ref. Bonds, Series 2017-D, 5.00% 7/1/2032	2,000	2,080
City of Phoenix Civic Improvement Corp., Wastewater System Rev. Ref. Bonds, Series 2016, 5.00% 7/1/2028	1,000	1,029
Board of Regents of the University of Arizona, Speed Rev. Ref. Bonds, Series 2020-C, 5.00% 8/1/2025	500	505
		16,804
California 10.32%
Alvord Unified School Dist., G.O. Bonds, 2007 Election, Series 2011-B, Assured Guaranty Municipal insured, 0% 8/1/2036	1,000	629
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Windemere Ranch Infrastructure Fncg. Program), Series 2014-A, 5.00% 9/2/2027	1,085	1,087
City of Chino, Public Fncg. Auth., Local Agcy. Rev. Ref. Bonds, Series 2015-A, Assured Guaranty Municipal insured, 5.00% 9/1/2025	1,065	1,079

Capital Group Fixed Income ETF Trust	112

Capital Group Short Duration Municipal Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
City of Chula Vista, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 10/1/2028	USD 570	$592
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2021-B-1, 4.00% 2/1/2052 (put 8/1/2031)	2,000	1,999
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2024-A, 5.00% 5/1/2054 (put 4/1/2032)	2,500	2,663
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2024-E, 5.00% 2/1/2055 (put 9/1/2032)	1,500	1,602
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2024-F, 5.00% 2/1/2055 (put 11/1/2032)	1,890	2,016
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2024-H, 5.00% 1/1/2056 (put 8/1/2033)	810	884
East County Advanced Water Purification JT Powers Auth. Green Bonds, Series 2024-A-1, 3.125% 9/1/2026	3,000	2,999
Educational Facs. Auth., Rev. Bonds (Saint Mary’s College of California), Series 2023-A, 5.25% 10/1/2030	400	431
City of Fairfield, Community Facs. Dist. No. 2023-1 (One Lake Planning Area 5), Improvement Area No. 1, Special Tax Bonds, Series 2024-A, 5.00% 9/1/2032	245	255
City of Fontana, Community Facs. Dist. No. 109 (Narra Hills), Special Tax Bonds, Series 2024, 5.00% 9/1/2028	500	522
Foothill/Eastern Transportation Corridor Agcy., Toll Road Rev. Bonds, Capital Appreciation Bonds, Series 1995-A, 0% 1/1/2025 (escrowed to maturity)	500	500
G.O. Rev. Ref. Bonds, Series 2021, 5.00% 12/1/2028	3,000	3,235
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Capital Appreciation Bonds, Series 2005-A, Assured Guaranty Municipal insured, 0% 6/1/2025 (escrowed to maturity)	2,000	1,974
Housing Fin. Agcy., Municipal Certs., Series 2021-A-3, 3.25% 8/20/2036	476	440
Infrastructure and Econ. Dev. Bank, Rev. Bonds (Brightline West Passenger Rail Project), Series 2020-A-4, AMT, 8.00% 1/1/2050 (put 8/15/2025)[1]	1,000	1,028
City of Inglewood, Successor Agcy. to the Redev. Agcy., Tax Allocation Bonds (Merged Redev. Project), Series 2017-A, BAM insured, 5.00% 5/1/2028	1,000	1,046
City of Irvine, Reassessment Dist. No. 12-1, Limited Obligation Improvement Bonds, Series 2012, 4.00% 9/2/2028	675	676
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-A, 5.00% 9/1/2027	1,085	1,130
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Ref. Green Bonds, Series 2023-A, AMT, 5.00% 5/15/2030	2,000	2,141
City of Los Angeles, Harbor Dept., Rev. Ref. Bonds, Series 2024-A-1, AMT, 5.00% 8/1/2027	375	389
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series 2024-B-2, 5.00% 7/1/2037 (put 7/1/2029)	300	320
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series 2024-B-3, 5.00% 7/1/2037 (put 7/1/2031)	2,000	2,198
Municipal Fin. Auth., Community Facs. Dist. No. 2023-11 (City of Hisperia - Silverwood), Special Tax Bonds, Series 2024, 4.50% 9/1/2034	200	205
Municipal Fin. Auth., Rev. Ref. Bonds (HumanGood Obligated Group), Series 2019-A, 4.00% 10/1/2029	500	501
Municipal Fin. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2020-B, AMT, 4.80% 11/1/2041 (put 6/2/2025)	100	100
Municipal Fin. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2024-A, AMT, 4.125% 11/1/2046 (put 3/3/2025)	270	270
County of Orange, Community Facs. Dist. No. 2023-1 (Rienda Phase 2B), Special Tax Bonds, Series 2023-A, 5.00% 8/15/2027	145	152
County of Orange, Community Facs. Dist. No. 2023-1 (Rienda Phase 2B), Special Tax Bonds, Series 2023-A, 5.00% 8/15/2028	190	201
Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Ref. Bonds (Republic Services, Inc. Project), Series 2023, AMT, 4.125% 7/1/2043 (put 8/15/2024)[1]	450	450
Public Works Board, Lease Rev. Bonds (Various Capital Projects), Series 2024-D, 5.00% 11/1/2030	3,135	3,492
Public Works Board, Lease Rev. Ref. Bonds (Various Capital Projects), Series 2023-C, 5.00% 9/1/2025	1,000	1,015
Public Works Board, Lease Rev. Ref. Bonds (Various Capital Projects), Series 2021-A, 5.00% 2/1/2029	2,835	3,069
County of Riverside, Public Fncg. Auth., Tax Allocation Rev. Bonds (Project Area No. 1, Desert Communities and Interstate 215 Corridor Projects), Series 2015-A, Assured Guaranty Municipal insured, 5.00% 10/1/2026	1,235	1,253
City of Sacramento, Community Drainage Facs. Dist. No. 97-1 (North Natomas), Special Tax Bonds, Series 2015, 5.00% 9/1/2028	735	743
City of Sacramento, Community Facs. Dist. No. 2018-03 (Greenbriar), Improvement Area No. 2, Special Tax Bonds, Series 2024, 5.00% 9/1/2026	65	66
City of Sacramento, Community Facs. Dist. No. 2018-03 (Greenbriar), Improvement Area No. 2, Special Tax Bonds, Series 2024, 5.00% 9/1/2027	150	153
City of Sacramento, Community Facs. Dist. No. 2018-03 (Greenbriar), Improvement Area No. 2, Special Tax Bonds, Series 2024, 5.00% 9/1/2028	195	201

113	Capital Group Fixed Income ETF Trust

Capital Group Short Duration Municipal Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
City of Sacramento, Community Facs. Dist. No. 2018-03 (Greenbriar), Improvement Area No. 2, Special Tax Bonds, Series 2024, 5.00% 9/1/2029	USD 245	$254
City of San Diego, Housing Auth., Multi Family Housing Rev. Bonds, Series 2023-B, 5.00% 5/1/2057 (put 11/1/2026)	1,155	1,180
City and County of San Francisco, Airport Commission, San Francisco International Airport, Rev. Ref. Bonds, Series 2023-C, AMT, 5.00% 5/1/2033	1,235	1,350
San Mateo Community College Dist., G.O. Bonds, Capital Appreciation Bonds, 2005 Election, Series 2006-B, National insured, 0% 9/1/2031	2,500	2,014
Southern California Public Power Auth., Clean Energy Project Rev. Bonds, Series 2024-A, 5.00% 4/1/2055 (put 9/1/2030)	1,910	2,018
Statewide Communities Dev. Auth., Multi Family Housing Rev. Bonds (Vintage at Folsom), Series 2024-E-2, 5.00% 10/1/2028 (put 10/1/2027)	90	94
Statewide Communities Dev. Auth., Rev. Bonds (American Baptist Homes of the West), Series 2015, 5.00% 10/1/2026	260	262
Statewide Communities Dev. Auth., Rev. Bonds (Kaiser Permanente), Series 2004-L, 5.00% 4/1/2038 (put 11/1/2029)	2,000	2,171
Statewide Communities Dev. Auth., Taxable Statewide Community Infrastructure Program Rev. Bonds, Series 2024-B-1, 5.00% 9/2/2029	425	448
Statewide Communities Dev. Auth., Taxable Statewide Community Infrastructure Program Rev. Bonds, Series 2024-B-1, 5.00% 9/2/2030	450	478
Tejon Ranch Public Facs. Fncg. Auth., Community Facs. Dist. No. 2008-1, Special Tax Rev. Ref. Bonds (Tejon Ranch Industrial Complex Public Improvements - East), Series 2024-A, 5.00% 9/1/2030	1,410	1,502
Various Purpose G.O. Rev. Ref. Bonds, Series 2024, 5.00% 8/1/2030	560	620
Western Riverside Water and Wastewater Fncg. Auth., Local Agcy. Rev. Ref. Bonds, Series 2016-A, 5.00% 9/1/2030	1,035	1,066
		57,163
Colorado 4.00%
County of Adams, The Village at Dry Creek Metropolitan Dist. No. 2, Limited Tax G.O. and Special Rev. Bonds, Series 2019, 4.375% 12/1/2044	500	489
County of Arapahoe, Fitzsimons Village Metropolitan Dist. No. 3, Limited Tax G.O. and Special Rev. Ref. and Improvement Bonds, Series 2021-A-1, 4.00% 12/1/2026	500	499
City and County of Broomfield, Baseline Metropolitan Dist. No. 1, Special Rev. Ref. and Improvement Bonds, Series 2024-A, 5.00% 12/1/2028	400	423
Canyons Metropolitan Dist. No. 5, Limited Tax G.O. and Special Rev. Ref. and Improvement Bonds, Series 2024-A, BAM insured, 5.00% 12/1/2030	205	224
City of Centennial, Southglenn Metropolitan Dist., Special Rev. Ref. Bonds, Series 2016, 5.00% 12/1/2030	1,285	1,285
City and County of Denver, Dept. of Aviation, Airport System Rev. Bonds, Series 2018-A, AMT, 5.00% 12/1/2026	2,430	2,500
County of Eagle, The Village Metropolitan Dist., Special Rev. and Limited Property Tax Rev. Ref. and Improvement Bonds, Series 2020, 4.15% 12/1/2030	1,080	1,076
County of Elbert, Independence Water and Sanitation Dist., Special Rev. Ref. and Improvement Bonds, Series 2024, 5.125% 12/1/2033	840	819
Health Facs. Auth., Health Facs. Rev. and Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2017, 5.00% 6/1/2026 (escrowed to maturity)	400	411
Health Facs. Auth., Health Facs. Rev. and Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2017, 5.00% 6/1/2047 (preref. 6/1/2027)	1,000	1,047
Health Facs. Auth., Hospital Rev. Bonds (Adventist Health System/Sunbelt Obligated Group), Series 2016-C, 5.00% 11/15/2036 (put 11/15/2026)	3,000	3,095
Health Facs. Auth., Hospital Rev. Bonds (Sanford), Series 2019-A, 5.00% 11/1/2028	1,000	1,064
Health Facs. Auth., Rev. Bonds (Intermountain Healthcare), Series 2022-D, 4.15% 5/15/2061 (put 8/17/2026)[2]	3,500	3,486
Housing and Fin. Auth., Multi Family Housing Rev. Bonds, (Fitzsimons Gateway Apartment Project), Series 2024-B, 3.18% 9/1/2028 (put 9/1/2027)	1,160	1,147
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2019-K, Class I, 3.875% 5/1/2050	1,700	1,699
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2021-L, Class I, 3.25% 11/1/2051	1,880	1,844
Town of Johnstown, Thompson Crossing Metropolitan Dist. No. 4, Limited Tax G.O. Rev. Ref. and Improvement Bonds (Convertible to Unlimited Tax), Series 2019, 3.50% 12/1/2029	518	505
Town of Superior, STC Metropolitan Dist. No. 2, Limited Tax G.O. and Special Rev. Ref. and Improvement Bonds, Series 2019-A, 3.00% 12/1/2025	555	549
		22,162

Capital Group Fixed Income ETF Trust	114

Capital Group Short Duration Municipal Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Connecticut 0.41%
Town of East Hartford, Housing Auth., Multi Family Housing Rev. Bonds (Summerfield Townhouses Project), Series 2022-A, 4.25% 2/1/2027 (put 2/1/2025)	USD 165	$165
Health and Educational Facs. Auth., Rev. Bonds (Quinnipiac University Issue), Series 2016-M, 5.00% 7/1/2035	1,075	1,092
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2019-B-1, 4.00% 5/15/2049	605	607
City of Stamford, Harbor Point Infrastructure Improvement Dist., Special Obligation Rev. Ref. Bonds (Harbor Point Project), Series 2017, 5.00% 4/1/2030[1]	400	406
		2,270
Delaware 0.76%
G.O. Bonds, Series 2023-A, 5.00% 5/1/2030	1,000	1,107
Housing Auth., Single Family Mortgage Rev. Bonds, Series 2024-A, 5.75% 1/1/2055	2,895	3,125
		4,232
District of Columbia 1.59%
Housing Fin. Agcy., Collateralized Multi Family Housing Rev. Bonds (The Edmonson), Series 2024, 5.00% 12/1/2028 (put 12/1/2027)	2,405	2,500
Metropolitan Washington DC Airports Auth., Airport System Rev. and Rev. Ref. Bonds, Series 2019-A, AMT, 5.00% 10/1/2028	1,000	1,050
Metropolitan Washington DC Airports Auth., Airport System Rev. Ref. Bonds, Series 2022-A, AMT, 5.00% 10/1/2025	1,425	1,440
Metropolitan Washington DC Airports Auth., Airport System Rev. Ref. Bonds, Series 2020-B, AMT, 5.00% 10/1/2027	2,000	2,077
Metropolitan Washington DC Airports Auth., Airport System Rev. Ref. Bonds, Series 2024-A, AMT, 5.00% 10/1/2033	375	406
Washington Convention and Sports Auth., Dedicated Tax Rev. Ref. Bonds, Series 2018-A, 5.00% 10/1/2028	1,250	1,311
		8,784
Florida 4.45%
City of Atlantic Beach, Health Care Facs. Rev. Bonds (Fleet Landing Project), Series 2018-A, 5.00% 11/15/2029	420	437
County of Broward, Housing Fin. Auth., Multi Family Housing Rev. Bonds (Tequesta Reserve), Series 2024, 3.15% 3/1/2028 (put 3/1/2027)	2,885	2,857
County of Broward, Port Facs. Rev. Ref. Bonds, Series 2019-D, AMT, 5.00% 9/1/2026	1,000	1,021
Counties of Charlotte and Lee, Babcock Ranch Community Independent Special Dist., Special Assessment Rev. Bonds, Series 2024, 4.30% 5/1/2031[1]	160	159
Dev. Fin. Corp., Solid Waste Disposal Rev. Bonds (GFL Solid Waste Southeast LLC Project), Series 2024-A, AMT, 4.375% 10/1/2054 (put 10/1/2031)[1]	1,335	1,332
Dev. Fin. Corp., Solid Waste Disposal Rev. Bonds (Waste Pro USA, Inc. Project), Series 2019, AMT, 5.00% 5/1/2029[1]	250	254
Harbor Bay Community Dev. Dist., Capital Improvement Rev. Bonds, Series 2019-A-1, 3.30% 5/1/2029	590	569
Harbor Bay Community Dev. Dist., Capital Improvement Rev. Ref. Bonds, Series 2019-A-2, 3.30% 5/1/2029	700	675
Harbor Bay Community Dev. Dist., Capital Improvement Rev. Ref. Bonds, Series 2019-A-2, 3.30% 5/1/2029	260	251
City of Hialeah, Two Lakes Community Dev. Dist., Special Assessment Bonds, Series 2024, 5.00% 5/1/2030	615	647
County of Hillsborough, Aviation Auth., Tampa International Airport Rev. Bonds, Series 2022-A, AMT, 5.00% 10/1/2028	1,500	1,574
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2018-2, 4.25% 1/1/2050	2,950	2,960
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2019-1, 4.00% 7/1/2050	1,220	1,221
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2020-1, 3.50% 7/1/2051	2,105	2,088
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2021-1, 3.00% 1/1/2052	2,000	1,962
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2024-5, 6.25% 1/1/2055	240	264
Lakewood Ranch Stewardship Dist., Special Assessment Rev. Bonds (Del Webb Project), Series 2017, 4.30% 5/1/2027[1]	325	326
Lakewood Ranch Stewardship Dist., Special Assessment Rev. Bonds (Lake Club Phase 4 Project), Series 2019, 3.80% 5/1/2049	225	221
County of Lee, Industrial Dev. Auth., Healthcare Facs. Rev. Ref. Bonds (Lee Health System, Inc.), Series 2019-A-1, 4.00% 4/1/2037	195	204
County of Manatee, Heritage Harbour North Community Dev. Dist., Capital Improvement Rev. Ref. Bonds, Series 2017-A-1, 5.00% 5/1/2026	815	833
City of Miami, Midtown Miami Community Dev. Dist., Special Assessment and Rev. Ref. Bonds (Infrastructure Project), Series 2014-B, 5.00% 5/1/2029	500	500
County of Miami-Dade, Aviation Rev. Ref. Bonds, Series 2024-A, AMT, 5.00% 10/1/2027	950	984
County of Miami-Dade, Capital Asset Acquisition Special Obligation Bonds, Series 2023-A, 5.00% 4/1/2025	755	758

115	Capital Group Fixed Income ETF Trust

Capital Group Short Duration Municipal Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Florida (continued)
County of Miami-Dade, Housing Fin. Auth., Multi Family Housing Rev. Bonds (Cutler Vista), Series 2023, 5.00% 3/1/2027 (put 9/1/2025)	USD 160	$162
County of Orange, Health Facs. Auth., Health Care Facs. Rev. Bonds (Presbyterian Retirement Communities Project), Series 2015, 5.00% 8/1/2028	1,000	1,008
City of Pompano Beach, Rev. Bonds (John Knox Village Project), Series 2015, 3.25% 9/1/2030	200	191
Southern Grove Community Dev. Dist. No. 5, Special Assessment Bonds (Community Infrastructure), Series 2020, 3.375% 5/1/2025	100	100
Talavera Community Dev. Dist., Capital Improvement Rev. Bonds, Series 2019, 3.85% 5/1/2030	540	520
City of Wildwood, Village Community Dev. Dist. No. 15, Special Assessment Rev. Bonds, Series 2024, 3.75% 5/1/2029[1]	275	274
Windward at Lakewood Ranch Community Dev. Dist., Capital Improvement Rev. Bonds (Phase 2 Project), Series 2022, 3.25% 5/1/2027	325	314
		24,666
Georgia 3.45%
County of Appling, Dev. Auth., Pollution Control Rev. Bonds (Oglethorpe Power Corp. Scherer Project), Series 2013-A, 1.50% 1/1/2038 (put 2/3/2025)	340	339
City of Atlanta, Airport General Rev. Ref. Bonds, Series 2023-G, AMT, 5.00% 7/1/2028	1,000	1,047
City of Atlanta, Urban Residential Fin. Auth., Multi Family Rev. Bonds (Metropolitan Place), Series 2024, 2.99% 10/1/2042 (put 10/1/2027)	2,400	2,366
County of Douglas, Housing Auth., Multi Family Housing Rev. Bonds (Astoria At Crystal Lake Project), Series 2024-B, 5.00% 10/1/2028 (put 10/1/2027)	580	603
County of Fayette Dev., Auth. Rev. Bonds (United States Soccer Federation, Inc. Project), Series 2024, 5.00% 10/1/2028	325	341
Hospital Auth. of Hall County and City of Gainesville, Rev. Anticipation Certs. (Northeast Georgia Health System, Inc. Project), Series 2024-A, 5.00% 10/15/2030	650	708
Geo. L. Smith II Georgia World Congress Center Auth., Convention Center Hotel First Tier Rev. Bonds, Series 2021-A, 2.375% 1/1/2031	500	455
City of Homerville, Housing Auth. Multi Family Housing Rev. Bonds, Series 2024, 3.45% 1/1/2028 (put 1/1/2027)	200	198
City of Lawrenceville, Housing Auth., Multi Family Housing Rev. Bonds (Applewood Towers Project), Series 2024-B, 5.00% 10/1/2028 (put 10/1/2027)	798	830
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2021-A, 4.00% 7/1/2052 (put 9/1/2027)	1,500	1,511
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2023-B, 5.00% 7/1/2053 (put 3/1/2030)	1,000	1,053
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2023-C, 5.00% 9/1/2053 (put 12/1/2029)	2,000	2,109
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project M Bonds, Series 2019-A, 5.00% 1/1/2029	1,390	1,464
Municipal Electric Auth., Project One Bonds, Series 2019-A, 5.00% 1/1/2028	1,270	1,338
Municipal Electric Auth., Project One Bonds, Series 2019-A, 5.00% 1/1/2029	1,655	1,767
County of Rockdale, Dev. Auth., Multi Family Housing Rev. Bonds (Arbours at Conyers Project), Series 2022, 3.625% 2/1/2026 (put 2/1/2025)	3,000	2,999
		19,128
Hawaii 0.71%
City and County of Honolulu, G.O. Bonds, Series 2015-B, 5.00% 10/1/2025	500	508
City and County of Honolulu, G.O. Bonds, Series 2023-A, 5.00% 7/1/2026	1,000	1,031
City and County of Honolulu, G.O. Bonds, Series 2023-B, 5.00% 7/1/2026	1,260	1,299
City and County of Honolulu, G.O. Bonds, Series 2017-A, 5.00% 9/1/2026	1,050	1,086
		3,924
Idaho 0.04%
Health Facs. Auth., Rev. Bonds (St. Luke’s Health System Project), Series 2018-A, 5.00% 3/1/2037	205	214
Illinois 4.99%
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-C, Assured Guaranty Municipal insured, 5.00% 12/1/2027	350	362
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 12/1/2030	150	156
City of Chicago, Chicago Midway Airport, Rev. Ref. Bonds, Series 2023-B, BAM insured, 5.00% 1/1/2025	2,665	2,665
City of Chicago, G.O. Rev. Ref. Bonds, Series 2020-A, 5.00% 1/1/2026	1,000	1,012
City of Chicago, G.O. Rev. Ref. Bonds, Series 2020-A, 5.00% 1/1/2027	250	256

Capital Group Fixed Income ETF Trust	116

Capital Group Short Duration Municipal Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Illinois (continued)
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2008-C, 5.00% 1/1/2026	USD 2,460	$2,461
City of Chicago, Water Rev. Bonds, Series 2004, 5.00% 11/1/2025	1,000	1,014
City of Chicago, Water Rev. Bonds, Series 2016-A-1, 5.00% 11/1/2025	1,000	1,014
City of Chicago, Water Rev. Ref. Bonds, Series 2017, 5.00% 11/1/2028	2,000	2,092
Counties of Cook, DuPage, Kane, Lake, McHenry and Will, Regional Transportation Auth., G.O. Bonds, Series 2004-A, Assured Guaranty Municipal insured, 5.25% 6/1/2025	1,000	1,009
Fin. Auth., Rev. Bonds (Advocate Health Care Network), Series 2015-B, 5.00% 5/1/2027	225	227
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-A, 5.00% 11/1/2029	400	406
Fin. Auth., Rev. Ref. Bonds (Smith Crossing), Series 2022, 4.00% 10/15/2025	295	292
G.O. Bonds, Series 2024-B, 5.00% 5/1/2026	310	316
G.O. Bonds, Series 2014, 5.00% 5/1/2032	2,375	2,376
Housing Dev. Auth., Homeowner Mortgage Rev. Bonds, Series 2018-A-1, 4.00% 8/1/2048	1,105	1,106
Housing Dev. Auth., Multi Family Rev. Green Bonds, Series 2024-C-2, 3.60% 8/1/2032 (put 8/1/2028)	1,900	1,904
Housing Dev. Auth., Rev. Bonds, Series 2021-D, 3.00% 10/1/2051	2,720	2,651
Housing Dev. Auth., Rev. Bonds, Series 2024-I, 6.00% 10/1/2055	1,000	1,103
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2022-A, 3.00% 6/15/2025	500	498
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2024-B, 4.00% 12/15/2026	1,530	1,549
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2023-A, 5.00% 12/15/2027	605	633
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2010-B-1, Assured Guaranty Municipal insured, 0% 6/15/2027	630	580
City of Springfield, Electric Rev. Ref. Bonds, Series 2015, Assured Guaranty Municipal insured, 4.00% 3/1/2040	1,000	1,001
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2016-B, 5.00% 1/1/2027	950	975
		27,658
Indiana 1.66%
Fin. Auth., Hospital Rev. Ref. Bonds (Indiana University Health), Series 2023-B-1, 5.00% 10/1/2062 (put 7/1/2028)	1,825	1,930
Fin. Auth., Midwestern Disaster Relief Rev. Bonds (Ohio Valley Electric Corp. Project), Series 2012-B, 3.00% 11/1/2030	1,000	947
Fin. Auth., Rev. Bonds (BHI Senior Living Obligated Group), Series 2018-A, 5.00% 11/15/2027	1,050	1,077
City of Valparaiso, Exempt Facs. Rev. Ref. Bonds (Pratt Paper (IN), LLC Project), Series 2024, AMT, 4.50% 1/1/2034[1]	165	167
City of Whiting, Environmental Facs. Rev. Ref. Bonds (BP Products North America, Inc. Project), Series 2019-A, AMT, 5.00% 12/1/2044 (put 6/15/2026)	5,000	5,066
		9,187
Iowa 0.89%
Fin. Auth., Midwestern Disaster Area Rev. Ref. Bonds (Iowa Fertilizer Co. Project), Series 2022, 5.00% 12/1/2050 (put 12/1/2042)	705	802
Fin. Auth., Midwestern Disaster Area Rev. Ref. Bonds (Iowa Fertilizer Co. Project), Series 2022, 5.00% 12/1/2050 (preref. 12/1/2032)	90	103
Fin. Auth., Multi Family Housing Rev. Bonds (AHEPA 192-IV Apartments Projects), Series 2023, 5.00% 11/1/2026 (put 11/1/2025)	400	405
Fin. Auth., Single Family Mortgage Bonds, Series 2022-A, 3.00% 1/1/2052	230	224
Fin. Auth., Single Family Mortgage Bonds (Mortgage-Backed Securities Program), Series 2019-A, 4.00% 7/1/2047	670	672
Fin. Auth., Single Family Mortgage Bonds (Mortgage-Backed Securities Program), Series 2019-D, 3.50% 1/1/2049	1,105	1,093
PEFA, Inc., Gas Project Rev. Bonds, Series 2019, 5.00% 9/1/2049 (put 9/1/2026)	1,000	1,016
Student Loan Liquidity Corp., Student Loan Rev. Bonds, Series 2024-B, AMT, 5.00% 12/1/2027	580	598
		4,913
Kentucky 1.58%
City of Henderson, Exempt Facs. Rev. Bonds (Pratt Paper, LLC Project), Series 2022-B, AMT, 3.70% 1/1/2032[1]	1,000	982
Housing Corp., Multi Family Housing Rev. Bonds (Beecher Terrace Phase IV Project), Series 2023, 5.00% 9/1/2043 (put 9/1/2026)	1,525	1,553
Housing Corp., Multi Family Housing Rev. Bonds (Winterwood III Rural Housing Portfolio), Series 2024, 3.50% 7/1/2028 (put 7/1/2027)	1,000	996
Louisville/Jefferson Metro County Government, Health System Rev. Bonds (Norton Healthcare, Inc.), Series 2016-A, 5.00% 10/1/2033	1,025	1,044

117	Capital Group Fixed Income ETF Trust

Capital Group Short Duration Municipal Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Kentucky (continued)
City of Paducah, Electric Plant Board, Rev. Ref. Bonds, Series 2016-A, Assured Guaranty Municipal insured, 5.00% 10/1/2027	USD 2,000	$2,063
Public Energy Auth., Gas Supply Rev. Bonds, Series 2019-C-1, 4.00% 2/1/2050 (put 2/1/2028)	1,000	1,003
Turnpike Auth., Econ. Dev. Road Rev. Ref. Bonds (Revitalization Projects), Series 2022-A, 5.00% 7/1/2031	1,000	1,116
		8,757
Louisiana 1.11%
Aviation Board, General Airport Rev. Bonds (North Terminal Project), Series 2015-B, AMT, 5.00% 1/1/2027	500	500
Housing Corp., Single Family Mortgage Rev. Bonds (Home Ownership Program), Series 2023-A, 5.75% 6/1/2054	1,925	2,062
City of New Orleans, Sewerage Service Rev. and Rev. Ref. Bonds, Series 2015, 5.00% 6/1/2045 (preref. 6/1/2025)	2,000	2,015
Public Facs. Auth., Rev. Ref. Bonds (Nineteenth Judicial Dist. Court Building Project), Series 2015, Assured Guaranty Municipal insured, 5.00% 6/1/2036 (preref. 6/1/2025)	1,020	1,028
Public Facs. Auth., Solid Waste Disposal Rev. Bonds (Waste Pro USA, Inc. Project), Series 2023-R-2, AMT, 6.50% 10/1/2053 (put 10/1/2028)[1]	500	538
		6,143
Maryland 0.53%
County of Baltimore, Rev. Bonds (Riderwood Village, Inc. Fac.), Series 2020, 4.00% 1/1/2029	1,000	1,010
Mayor and City Council of Baltimore, Special Obligation Rev. Ref. Bonds (Harbor Point Project), Series 2019-A, 2.95% 6/1/2027[1]	175	170
Mayor and City Council of Baltimore, Special Obligation Rev. Ref. Bonds (Harbor Point Project), Series 2019-A, 3.05% 6/1/2028[1]	190	183
Mayor and City Council of Baltimore, Special Obligation Rev. Ref. Bonds (Harbor Point Project), Series 2019-A, 3.15% 6/1/2029[1]	200	192
G.O. Bonds, State and Local Facs. Loan of 2024, Series 2024-A-1, 5.00% 6/1/2034	500	579
City of Gaithersburg, Econ. Dev. Project Rev. and Rev. Ref. Bonds (Asbury Maryland Obligated Group), Series 2018-A, 4.50% 1/1/2025	255	255
Health and Higher Educational Facs. Auth., Rev. Bonds (Maryland Institute College of Art Issue), Series 2024, 5.25% 6/1/2029	500	526
		2,915
Massachusetts 1.66%
Dev. Fin. Agcy., Rev. Bonds (Gingercare Living Issue), Series 2024-B-3, 4.75% 12/1/2029[1]	2,700	2,703
Dev. Fin. Agcy., Rev. Bonds (Mass General Brigham, Inc.), Series 2019-T-1, (SIFMA Municipal Swap Index + 0.60%) 4.20% 7/1/2049 (put 1/29/2026)[1,2]	1,875	1,869
Dev. Fin. Agcy., Rev. Green Bonds (Boston Medical Center Issue), Series 2023-G, 5.00% 7/1/2025	565	569
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2024-B, AMT, 4.25% 7/1/2032	455	450
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2023-B, AMT, 4.25% 7/1/2044	125	121
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 223, 3.00% 6/1/2047	1,455	1,422
Dept. of Transportation Metropolitan Highway System Rev. Ref. Bonds, Series 2019-A, 5.00% 1/1/2027	1,480	1,542
Water Resources Auth., General Rev. Ref. Green Bonds, Series 2007-B, 5.25% 8/1/2025	500	507
		9,183
Michigan 2.38%
Building Auth., Rev. Ref. Bonds (Facs. Program), Series 2015-I, 5.00% 4/15/2026	1,700	1,724
City of Detroit, Unlimited Tax G.O. Bonds, Series 2018, 5.00% 4/1/2027	1,000	1,033
Great Lakes Water Auth., Water Supply System Rev. Ref. Bonds, Series 2024-A, 5.00% 7/1/2025	1,000	1,010
Great Lakes Water Auth., Water Supply System Rev. Ref. Bonds, Series 2018-A, 5.00% 7/1/2029	1,000	1,081
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2017-B, 3.50% 6/1/2048	1,220	1,213
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2018-A, 4.00% 12/1/2048	1,625	1,625
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2018-C, 4.25% 6/1/2049	1,625	1,632
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2021-A, 3.00% 6/1/2052	1,805	1,761
Strategic Fund, Limited Obligation Rev. Bonds (Consumers Energy Co. Project), Series 2019, AMT, 3.35% 10/1/2049 (put 10/1/2027)	1,090	1,076
County of Wayne, Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2023-B, AMT, Assured Guaranty Municipal insured, 5.00% 12/1/2030	970	1,041
		13,196

Capital Group Fixed Income ETF Trust	118

Capital Group Short Duration Municipal Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Minnesota 1.60%
G.O. State Trunk Highway Bonds, Series 2021-B, 5.00% 9/1/2030	USD 1,000	$1,112
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2022-C, 3.50% 7/1/2052	820	812
City of Minneapolis, Health Care System Rev. Bonds (Allina Health System), Series 2023-A, 5.00% 11/15/2052 (put 11/15/2028)	1,615	1,705
City of St. Paul, Metropolitan Airports Commission, Airport Rev. Bonds, Series 2016-D, AMT, 5.00% 1/1/2025	250	250
Various Purpose G.O. Bonds, Series 2022-A, 5.00% 8/1/2026	1,685	1,740
Various Purpose G.O. Bonds, Series 2021-A, 5.00% 9/1/2028	1,500	1,613
Various Purpose G.O. Rev. Ref. Bonds, Series 2024-A, 5.00% 8/1/2028	1,525	1,637
		8,869
Mississippi 0.40%
Home Corp., Multi Family Rev. Bonds (Woodcrest Apartments Project), Series 2024-1, 5.00% 11/1/2028 (put 11/1/2027)	2,146	2,238
Missouri 1.12%
Health and Educational Facs. Auth., Senior Living Facs. Rev. Ref. Bonds (Lutheran Senior Services), Series 2016-A, 5.00% 2/1/2028	415	422
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2024-G, 5.50% 5/1/2055	1,000	1,068
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2024-C, 6.00% 5/1/2055	395	433
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2024-E, 6.00% 5/1/2055	3,200	3,522
City of Kansas City, Industrial Dev. Auth., Sales Tax Rev. Ref. and Improvement Bonds (Ward Parkway Center Community Improvement Dist.), Series 2016-A, 4.25% 4/1/2026[1]	200	199
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2019-C, 5.00% 7/1/2025	555	560
		6,204
Montana 0.92%
Board of Housing, Multi Family Housing Rev. Bonds (Aurora Apartments), Series 2024, 3.32% 7/1/2046 (put 2/1/2028)	1,245	1,230
Board of Housing, Multi Family Housing Rev. Bonds (Twin Creek 4 Apartments Project), Series 2024, 5.00% 9/1/2028 (put 9/1/2027)	361	375
Board of Housing, Single Family Mortgage Bonds, Series 2019-A, 4.25% 12/1/2045	1,590	1,597
Board of Housing, Single Family Mortgage Bonds, Series 2020-B, 4.00% 12/1/2050	1,910	1,915
		5,117
Nebraska 0.65%
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2018-A, 4.00% 9/1/2048	870	871
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2019-B, AMT, 4.00% 9/1/2049	150	149
Omaha Public Power Dist., Separate Electric System Rev. Bonds (Nebraska City 2), Series 2015-A, 5.00% 2/1/2033	1,565	1,567
Public Power Generation Agcy., Rev. Ref. Bonds (Whelan Energy Center 2), Series 2015-A, 5.00% 1/1/2030	1,000	1,000
		3,587
Nevada 0.75%
Clark County School Dist., Limited Tax G.O. Building Bonds, Series 2020-A, Assured Guaranty Municipal insured, 5.00% 6/15/2026	500	515
Clark County School Dist., Limited Tax G.O. Building Bonds, Series 2022-A, 5.00% 6/15/2031	500	553
Housing Division, Multi Unit Housing Rev. Bonds (Carville Park Apartments), Series 2024, 5.00% 7/1/2028 (put 7/1/2027)	185	191
City of Las Vegas, Special Improvement Dist. No. 818 (Summerlin Village 27), Local Improvement Bonds, Series 2024, 4.50% 12/1/2027	250	255

119	Capital Group Fixed Income ETF Trust

Capital Group Short Duration Municipal Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Nevada (continued)
City of Las Vegas, Special Improvement Dist. No. 817 (Summerlin Village 29), Local Improvement Bonds, Series 2023, 5.00% 6/1/2028	USD 345	$356
Las Vegas Convention and Visitors Auth., Convention Center Expansion and Renovation Rev. Bonds, Series 2022-B, 5.00% 7/1/2032	1,000	1,115
City of Sparks, Tourism Improvement Dist. No. 1 (Legends at Sparks Marina), Sales Tax Anticipation Rev. Ref. Bonds, Series 2019-A, 2.75% 6/15/2028[1]	1,195	1,165
		4,150
New Hampshire 0.50%
Health and Education Facs. Auth., Education Loan Rev. Bonds (Granite Edvance Corp. Issue), Series 2024-B, AMT, 4.00% 11/1/2044	270	252
Health and Education Facs. Auth., Education Loan Rev. Bonds (New Hampshire Higher Education Loan Corp. Issue), Series 2023-B, AMT, 5.00% 11/1/2043	325	333
National Fin. Auth., Lease Rent Rev. Bonds (Centurion Foundation Woodway Drive, LLC), Series 2024-A, 4.53% 10/15/2034[1]	750	750
National Fin. Auth., Special Rev. Bonds (Grand Prairie Project), Series 2024, 5.875% 12/15/2032[1]	1,000	979
National Fin. Auth., Specialty Pharmacy Rev. Bonds (University Hospitals Home Care Services, Inc.), Series 2024-A, 5.625% 12/15/2033[1]	450	459
		2,773
New Jersey 1.02%
Econ. Dev. Auth., Special Fac. Rev. Bonds (Continental Airlines, Inc. Project), Series 1999, AMT, 5.25% 9/15/2029	430	430
Health Care Facs. Fncg. Auth., Rev. Ref. Bonds (Hackensack Meridian Health Obligated Group Issue), Series 2017-A, 5.00% 7/1/2038	1,670	1,720
Higher Education Student Assistance Auth., Student Loan Rev. and Rev. Ref. Bonds, Series 2022, AMT, 4.00% 12/1/2041	175	172
Higher Education Student Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2019-B, AMT, 3.00% 12/1/2034	1,275	1,158
Higher Education Student Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2021-B, AMT, 2.50% 12/1/2040	420	374
County of Hudson, Jersey City Municipal Utilities Auth., Sewer Project Notes, Series 2024-B, 5.00% 5/1/2025	455	457
Turnpike Auth., Turnpike Rev. Bonds, Series 2020-D, 5.00% 1/1/2028	1,340	1,354
		5,665
New Mexico 0.04%
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2020-A, Class I, 3.50% 1/1/2051	205	203
New York 4.52%
Brooklyn Arena Local Dev. Corp., PILOT Rev. Ref. Bonds (Barclays Center), Series 2016-A, 5.00% 7/15/2026	1,500	1,532
Dormitory Auth., Rev. Bonds (Northwell Health Obligated Group), Series 2015-A, 5.00% 5/1/2037	3,000	3,014
Dormitory Auth., Rev. Bonds (White Plains Hospital Obligated Group), Series 2024, 5.00% 10/1/2030	750	801
Dormitory Auth., State Sales Tax Rev. Bonds, Series 2024-B, 5.00% 3/15/2030	950	1,046
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-C-1, 5.00% 11/15/2025	2,100	2,132
County of Monroe, Industrial Dev. Agcy., Multi Family Housing Rev. Bonds (Andrews Terrace Community Partners, L.P. Project), Series 2023-B-2, 5.00% 7/1/2028 (put 7/1/2027)	2,390	2,480
New York City G.O. Bonds, Series 2023-F-1, 5.00% 8/1/2028	2,680	2,868
New York City Industrial Dev. Agcy., PILOT Rev. Ref. Bonds (Queens Baseball Stadium Project), Series 2021-A, Assured Guaranty Municipal insured, 5.00% 1/1/2028	1,000	1,053
New York City Industrial Dev. Agcy., PILOT Rev. Ref. Bonds (Queens Baseball Stadium Project), Series 2021-A, Assured Guaranty Municipal insured, 5.00% 1/1/2031	1,000	1,096
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-D, 5.00% 5/1/2030	500	550
Port Auth., Consolidated Bonds, Series 227, AMT, 3.00% 10/1/2028	500	483
Sullivan County Infrastructure Local Dev. Corp., Rev. Bonds (Adelaar Infrastructure Project), Series 2016-A-1, 4.85% 11/1/2031[1]	220	222
Thruway Auth., Personal Income Tax Rev. Bonds, Series 2021-A-1, 5.00% 3/15/2025 (escrowed to maturity)	3,175	3,188

Capital Group Fixed Income ETF Trust	120

Capital Group Short Duration Municipal Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
New York (continued)
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2022, AMT, 5.00% 12/1/2028	USD 1,000	$1,042
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2020-A, AMT, 5.00% 12/1/2029	1,500	1,576
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2018, AMT, 5.00% 1/1/2029	1,900	1,960
		25,043
North Carolina 2.38%
City of Asheville, Housing Auth., Multi Family Housing Rev. Bonds (Vanderbilt Apartments), Series 2023, 5.00% 11/1/2026 (put 11/1/2025)	515	522
Greater Asheville Regional Airport Auth., Airport System Rev. Bonds, Series 2023, AMT, 5.00% 7/1/2031	1,845	1,979
Housing Fin. Agcy., Home Ownership Rev. Bonds, Series 44, 2.05% 1/1/2028	500	472
Housing Fin. Agcy., Home Ownership Rev. Bonds, Series 41, 4.00% 1/1/2050	1,260	1,261
Housing Fin. Agcy., Home Ownership Rev. Bonds, Series 47, 3.00% 7/1/2051	1,505	1,472
Housing Fin. Agcy., Home Ownership Rev. Bonds (1998 Trust Agreement), Series 55-A, 6.25% 7/1/2055	655	719
Housing Fin. Agcy., Home Ownership Rev. Ref. Bonds, Series 44, 4.00% 7/1/2050	2,050	2,053
Housing Fin. Corp., Multi Family Housing Rev. Bonds (Weaver-PPM Portfolio), Series 2024, 4.00% 3/1/2028 (put 3/1/2027)[3]	900	910
Medical Care Commission, Retirement Facs. First Mortgage Rev. Bonds (Penick Village Project), Series 2024-B-2, 4.50% 9/1/2029	230	230
Medical Care Commission, Retirement Facs. First Mortgage Rev. Bonds (Penick Village Project), Series 2024-B-1, 4.75% 9/1/2029	170	170
Town of Morehead City, Multi Family Housing Rev. Bonds (Elijah’s Landing), Series 2024, 4.05% 1/1/2028 (put 1/1/2027)	150	152
County of Wake, G.O. Public Improvement Bonds, Series 2023-A, 5.00% 5/1/2028	3,010	3,217
		13,157
North Dakota 0.34%
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2019-C, 4.00% 1/1/2050	415	416
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2021-B, 3.00% 7/1/2052	1,325	1,280
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2024-D, 6.00% 7/1/2055	170	189
		1,885
Ohio 3.23%
Air Quality Dev. Auth. Rev. Ref. Bonds, (American Electric Power Co. Project), Series 2005-B, AMT, 3.70% 7/1/2028	2,440	2,413
Air Quality Dev. Auth., Air Quality Dev. Rev. Ref. Bonds (Duke Energy Corp. Project), Series 2022-B, AMT, 4.25% 11/1/2039 (put 6/1/2027)	1,000	1,009
Air Quality Dev. Auth., Air Quality Rev. Ref. Bonds (Ohio Valley Electric Corp. Project), Series 2019-A, 3.25% 9/1/2029	1,500	1,454
Akron, Bath and Copley Joint Township Hospital Dist., Hospital Facs. Rev. Ref. Bonds (Summa Health Obligated Group), Series 2020, 5.00% 11/15/2027	185	192
County of Franklin, Health Care Facs. Rev. Ref. Bonds (Ohio Living Communities), Series 2022, 4.00% 7/1/2033	500	484
Hospital Rev. Bonds (Aultman Health Foundation), Series 2018, 5.00% 12/1/2028[1]	250	251
Hospital Rev. Ref. Bonds (Cleveland Clinic Health System Obligated Group), Series 2021-B, 5.00% 1/1/2030	2,500	2,729
Hospital Rev. Ref. Bonds (Cleveland Clinic Health System Obligated Group), Series 2017-A, 3.25% 1/1/2035	250	237
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2022-A, 3.25% 9/1/2052	440	432
County of Warren, Healthcare Facs., Improvement and Rev. Ref. Bonds (Otterbein Homes Obligated Group), Series 2024, 5.00% 7/1/2025	300	302
County of Warren, Healthcare Facs., Improvement and Rev. Ref. Bonds (Otterbein Homes Obligated Group), Series 2024, 5.00% 7/1/2026	335	343
County of Warren, Healthcare Facs., Improvement and Rev. Ref. Bonds (Otterbein Homes Obligated Group), Series 2024, 5.00% 7/1/2027	470	489
County of Warren, Healthcare Facs., Improvement and Rev. Ref. Bonds (Otterbein Homes Obligated Group), Series 2024, 5.00% 7/1/2028	320	338
County of Warren, Healthcare Facs., Improvement and Rev. Ref. Bonds (Otterbein Homes Obligated Group), Series 2024, 5.00% 7/1/2029	315	336

121	Capital Group Fixed Income ETF Trust

Capital Group Short Duration Municipal Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Ohio (continued)
County of Warren, Healthcare Facs., Improvement and Rev. Ref. Bonds (Otterbein Homes Obligated Group), Series 2024, 5.00% 7/1/2030	USD 550	$592
Water Dev. Auth., Water Pollution Control Loan Fund Rev. Green Bonds, Series 2024-D, 5.00% 12/1/2034	4,995	5,791
Water Dev. Auth., Water Pollution Control Loan Fund Rev. Ref. Bonds, Series 2015-B, 5.00% 12/1/2026 (preref. 12/1/2025)	500	508
		17,900
Oregon 0.46%
G.O. Bonds (Article XI-Q State Projects), Series 2023-A, 5.00% 5/1/2025	500	503
Housing and Community Services Dept., Mortgage Rev. Bonds (Single Family Mortgage Program), Series 2024-C, 6.50% 7/1/2054	400	444
Housing and Community Services Dept., Muti Family Housing Rev. Bonds, (Redmond Landing Apartments Project), Series 2024-K-2, 3.01% 5/1/2028 (put 5/1/2027)	1,000	985
Dept. of Transportation, Grant Anticipation Rev. Bonds, Series 2024, 5.00% 5/15/2027	575	603
		2,535
Pennsylvania 2.93%
County of Allegheny, Hospital Dev. Auth., UPMC Rev. Bonds, Series 2021-B, 5.00% 10/15/2025	740	750
County of Bucks, Industrial Dev. Auth., Rev. Bonds (Pennswood Village Project), Series 2018-A, 5.00% 10/1/2027	760	783
County of Chester, Industrial Dev. Auth., Rev. Notes (Avon Grove Charter School Project), Series 2024, 5.00% 3/1/2027	500	508
City of Doylestown, Hospital Auth., Rev. Bonds (Doylestown Hospital), Series 2024, 5.00% 7/1/2031[1]	155	164
East Hempfield Township, Industrial Dev. Auth., Rev. and Rev. Ref. Bonds (Willow Valley Communities Project), Series 2016, 5.00% 12/1/2028	715	722
Econ. Dev. Fncg. Auth., Private Activity Rev. Bonds (The Pennsylvania Rapid Bridge Replacement Project), Series 2015, AMT, 5.00% 12/31/2028	895	909
Econ. Dev. Fncg. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2021-A-2, AMT, 4.60% 10/1/2046 (put 10/1/2026)	750	755
Fncg. Auth., Rev. Bonds (Tobacco Master Settlement Payment), Series 2018, 5.00% 6/1/2030	2,000	2,111
Higher Education Assistance Agcy., Education Loan Rev. Bonds, Series 2024-1A, AMT, 4.125% 6/1/2045	65	63
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2018-126-A, 4.00% 10/1/2048	1,975	1,974
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2020-133, 3.00% 10/1/2050	1,775	1,740
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2024-146A, 6.25% 10/1/2054	200	219
City of Philadelphia, Hospitals and Higher Education Facs. Auth., Hospital Rev. Bonds (Temple University Health System Obligated Group), Series 2017, 5.00% 7/1/2031	500	510
City of Philadelphia, Industrial Dev. Auth., Rev. Bonds (Thomas Jefferson University), Series 2017-A, 5.00% 9/1/2035	250	256
City of Philadelphia, Industrial Dev. Auth., Rev. Bonds (Thomas Jefferson University), Series 2017-A, 5.00% 9/1/2042	640	649
Philadelphia School Dist., G.O. Bonds, Series 2016-D, 5.00% 9/1/2025	1,000	1,011
Public School Building Auth., School Lease Rev. Ref. Bonds (Philadelphia School Dist. Project), Series 2016-A, Assured Guaranty Municipal insured, 5.00% 6/1/2025	2,000	2,014
Turnpike Commission, Turnpike Rev. Bonds, Series 2016-A-1, 5.00% 12/1/2027	1,060	1,086
		16,224
Puerto Rico 1.22%
Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 7/1/2017[4]	205	111
Electric Power Auth., Power Rev. Bonds, Series 2010-ZZ, 4.25% 7/1/2020[4]	335	181
Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 7/1/2021[4]	275	148
Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 7/1/2025	25	14
Electric Power Auth., Power Rev. Bonds, Series 2010-ZZ, 4.75% 7/1/2027[4]	160	87
Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 7/1/2032[4]	10	5
Electric Power Auth., Power Rev. Bonds, Series 2010-XX, 5.25% 7/1/2035[4]	125	68
Electric Power Auth., Power Rev. Bonds, Series 2010-XXX, 5.75% 7/1/2036[4]	320	174
Electric Power Auth., Power Rev. Bonds, Series 2010-YY, 6.125% 7/1/2040	200	108
G.O. Taxable Bonds, Series 2022, 0% 11/1/2043[2]	5,386	3,305

Capital Group Fixed Income ETF Trust	122

Capital Group Short Duration Municipal Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Puerto Rico (continued)
G.O. Taxable Bonds, Series 2022, 0% 11/1/2051	USD 2,884	$1,792
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Hospital Rev. and Rev. Ref. Bonds (Hospital Auxilio Mutuo Obligated Group Project), Series 2021, 5.00% 7/1/2029	470	495
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Capital Appreciation Bonds, Series 2018-A-1, 0% 7/1/2031	314	242
		6,730
Rhode Island 0.64%
Health and Educational Building Corp., Hospital Fncg. Rev. Bonds (Lifespan Obligated Group Issue), Series 2024, 5.00% 5/15/2034	1,000	1,102
Housing and Mortgage Fin. Corp., Multi Family Dev. Green Bonds, Series 2024-1-A, 3.60% 10/1/2054 (put 10/1/2027)	350	346
Student Loan Auth., Education Loan Rev. Bonds, Series 2022-A, AMT, 4.125% 12/1/2041	500	479
Student Loan Auth., Education Loan Rev. Bonds, Series 2023-A, AMT, 4.125% 12/1/2042	380	361
Student Loan Auth., Education Loan Rev. Bonds, Series 2024-A, AMT, 4.125% 12/1/2043	100	94
Student Loan Auth., Education Loan Rev. Bonds, Series 2024-B, AMT, 4.125% 12/1/2043	1,235	1,185
		3,567
South Carolina 2.25%
Connector 2000 Assn., Inc., Toll Road Rev. Bonds, Capital Appreciation Bonds, Series 2011-A-1, 0% 1/1/2032	400	239
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2024-A, 6.25% 7/1/2054	1,485	1,641
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2024-B, 6.00% 1/1/2055	1,665	1,834
Housing Fin. and Dev. Auth., Multi Family Housing Rev. Bonds (573 Meeting Street Project), Series 2024, 3.00% 4/1/2043 (put 4/1/2027)	2,500	2,455
Jobs-Econ. Dev. Auth., Environmental Improvement Rev. Ref. Bonds (International Paper Company Project), Series 2023-A, AMT, 4.00% 4/1/2033 (put 4/1/2026)	2,000	2,009
City of Myrtle Beach, Tax Increment Rev. Ref. Bonds (Myrtle Beach Air Force Base Redev. Project Area), Series 2016, 5.00% 10/1/2028	1,210	1,242
Ports Auth., Rev. Bonds, Series 2015, AMT, 5.25% 7/1/2055 (preref. 7/1/2025)	1,545	1,558
Public Service Auth., Improvement Rev. Obligations, Series 2021-B, 5.00% 12/1/2029	1,360	1,470
		12,448
South Dakota 0.73%
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2018-A, 4.00% 11/1/2048	2,420	2,419
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2019-B, 4.00% 5/1/2049	1,650	1,652
		4,071
Tennessee 2.43%
Health and Educational Facs. Auth., Collateralized Multi Family Rev. Bonds (BTT Dev. IV and Housing Assoc. Rural Dev. Program), Series 2024, 3.00% 4/1/2028 (put 4/1/2027)	755	739
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2019-2, 4.00% 1/1/2048	1,180	1,183
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2018-3, 4.25% 7/1/2049	1,755	1,761
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2023-3A, 6.25% 1/1/2054	1,085	1,173
County of Knox, Health, Educational and Housing Fac. Board, Multi Family Housing Rev. Bonds (The Pines Apartments Project), Series 2024, 3.10% 9/1/2029 (put 9/1/2027)	2,310	2,278
County of Knox, Health, Educational and Housing Fac. Board, Multi Family Housing Rev. Bonds (Westview Towers Project), Series 2022, 3.95% 12/1/2027	2,000	2,008
City of Memphis, Electric System Rev. and Rev. Ref. Bonds, Series 2024, 5.00% 12/1/2029	145	158
Metropolitan Dev. and Housing Agcy., Tax Increment Dev. Rev. Bonds (Fifth & Broadway Dev. Project), Series 2018, 4.50% 6/1/2028[1]	200	201
Metropolitan Government of Nashville and Davidson County, G.O. Improvement Bonds, Series 2015-C, 5.00% 7/1/2032 (preref. 7/1/2025)	850	858
County of Shelby, Health, Health Care Rev. Ref. and Improvement Bonds (Baptist Memorial Health Care), Series 2024-B, 5.00% 9/1/2049 (put 9/1/2029)	2,000	2,108
Tenergy Corp, Gas Supply Rev. Bonds, Series 2021-A, 4.00% 12/1/2051 (put 9/1/2028)	1,000	1,002
		13,469

123	Capital Group Fixed Income ETF Trust

Capital Group Short Duration Municipal Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Texas 11.12%
Affordable Housing Corp., Multi Family Housing Rev. Bonds (Juniper Creek Apartments Project), Series 2023, 3.75% 7/1/2044 (put 7/1/2026)	USD 500	$502
Alvin Independent School Dist., Unlimited Tax Schoolhouse and Rev. Ref. Bonds, Series 2024, 5.00% 2/15/2025	1,700	1,704
Austin Affordable PFC, Inc., Multi Family Housing Rev. Bonds (Eagle’s Landing Family Apartments), Series 2024-B, 5.00% 9/1/2028 (put 9/1/2027)	300	311
Austin Affordable PFC, Inc., Multi Family Housing Rev. Bonds (Village at Cottonwood Apartments), Series 2024-B, 5.00% 9/1/2028 (put 9/1/2027)	405	421
City of Austin, Airport System Rev. Ref. Bonds, Series 2019, AMT, 5.00% 11/15/2025	1,055	1,068
City of Austin, Electric Utility System Rev. Ref. Bonds, Series 2015-A, 5.00% 11/15/2029	2,000	2,028
Capital Area Housing Fin. Corp., Multi Family Housing Rev. Bonds (The Katy), Series 2024, 3.125% 9/1/2029 (put 9/1/2027)	2,775	2,740
Central Texas Regional Mobility Auth., Rev. Bond Anticipation Notes, Series 2021-C, 5.00% 1/1/2027	2,500	2,537
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2018, 5.00% 8/15/2025	1,990	2,012
County of Collin, Road and Rev. Ref. Bonds, Series 2016, 4.00% 2/15/2027	500	505
Corpus Christi Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2020, 5.00% 8/15/2027	675	710
Crowley Independent School Dist., Unlimited Tax School Building Bonds, Series 2019, 5.00% 8/1/2029	400	431
Cypress-Fairbanks Independent School Dist., Unlimited Tax School Building Bonds, Series 2019-A, 5.00% 2/15/2025	500	501
City of Dallas, Special Tax Rev. Bonds (Kay Bailey Hutchison Convention Center Dallas Venue Project), Series 2023, 6.00% 8/15/2053 (put 8/15/2028)[1]	400	401
Dallas Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2015, 5.00% 2/15/2030 (preref. 2/15/2025)	600	601
City of Dallas Housing Fin. Corp., Multi Family Housing Rev. Bonds (West Virginia Apartments), Series 2024-B, 5.00% 10/1/2028 (put 10/1/2027)	430	448
County of Denton, Special Assessment Rev. Bonds (Tabor Ranch Public Improvement Dist. Improvement Area #1 Project), Series 2024-A, 4.625% 12/31/2031[1]	214	214
Denton County Housing Fin. Corp., Multi Family Housing Rev. Bonds (Pathway on Woodrow Apartments), Series 2022, 5.00% 2/1/2026 (put 2/1/2025)	1,920	1,922
City of Galveston, Wharves and Terminal Rev. Bonds, Series 2024-A, AMT, 5.00% 8/1/2029	450	470
City of Houston, Airport System Rev. Ref. Bonds, Series 2023-B, Assured Guaranty Municipal insured, AMT, 5.00% 7/1/2028	1,000	1,047
City of Houston, Airport System Rev. Ref. Bonds, Series 2023-B, Assured Guaranty Municipal insured, AMT, 5.00% 7/1/2029	1,000	1,058
City of Houston, Airport System Rev. Ref. Bonds, Series 2023-B, Assured Guaranty Municipal insured, AMT, 5.00% 7/1/2031	1,500	1,614
City of Houston, Airport System Special Facs. Rev. Ref. Bonds (United Airlines, Inc. Terminal Improvement Projects), Series 2020-B-2, AMT, 5.00% 7/15/2027	1,000	1,018
City of Houston, Airport System Special Facs. Rev. Ref. Bonds (United Airlines, Inc. Terminal Improvement Projects), Series 2020-C, AMT, 5.00% 7/15/2027	1,000	1,018
Houston Independent School Dist., Limited Tax Schoolhouse Bonds, Series 2014-A-2, 3.50% 6/1/2039 (put 6/1/2025)	1,045	1,043
Humble Independent School Dist., Unlimited Tax School Building Bonds, Series 2022, 5.00% 2/15/2028	640	680
City of Hutto, Combination Tax and Waterworks and Sewer System Rev. Certs. of Obligation, Series 2024, 5.00% 8/1/2029	240	259
Keller Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2015-A, 5.00% 2/15/2027 (preref. 2/15/2025)	770	772
Klein Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2016-A, 3.00% 8/1/2028	750	739
Love Field Airport Modernization Corp., Special Facs. Rev. Bonds, Series 2012, AMT, 5.00% 11/1/2028	615	615
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2018, 5.00% 5/15/2025	750	751
Magnolia Independent School Dist., Unlimited Tax Schoolhouse and Rev. Ref. Bonds, Series 2016, 4.00% 8/15/2027 (preref. 8/15/2025)	1,015	1,021
Magnolia Independent School Dist., Unlimited Tax Schoolhouse and Rev. Ref. Bonds, Series 2016, 4.00% 8/15/2029 (preref. 8/15/2025)	1,260	1,267
Magnolia Independent School Dist., Unlimited Tax Schoolhouse and Rev. Ref. Bonds, Series 2016, 4.00% 8/15/2030 (preref. 8/15/2025)	1,310	1,317
Mission Econ. Dev. Corp., Solid Waste Disposal Rev. Bonds (Republic Services, Inc. Project), Series 2020-A, AMT, 4.05% 5/1/2050 (put 8/1/2024)	5,095	5,096
Municipal Gas Acquisition and Supply Corp. IV, Gas Supply Rev. Bonds, Series 2023-A, 5.50% 1/1/2054 (put 1/1/2030)	1,250	1,331
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Westminster Project), Series 2016, 5.00% 11/1/2031	615	628

Capital Group Fixed Income ETF Trust	124

Capital Group Short Duration Municipal Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Texas (continued)
North Texas Higher Education Auth., Inc., Education Loan Rev. Bonds, Senior Series 2024-1-A, AMT, 4.125% 6/1/2045	USD 400	$377
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2015-B, 5.00% 1/1/2032	2,000	2,000
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2015-A, 5.00% 1/1/2034	6,660	6,660
North Texas Tollway Auth., System Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2008-D, Assured Guaranty insured, 0% 1/1/2030	2,000	1,672
North Texas Tollway Auth., System Rev. Ref. First Tier Bonds, Series 2015-B, 5.00% 1/1/2034	1,700	1,700
City of San Antonio, Electric and Gas Systems Rev. Bonds, Series 2016, 5.00% 2/1/2025 (escrowed to maturity)	200	200
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2019, 4.00% 2027	600	611
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2022, 5.00% 2/1/2028	1,000	1,058
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2022, 5.00% 2/1/2029	1,135	1,219
Spring Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2024-B, 5.00% 8/15/2030	290	318
Tomball Business Improvement Dist. No. 1, Unlimited Tax Bonds, Series 2024, 4.00% 11/15/2031	305	299
Tomball Business Improvement Dist. No. 1, Unlimited Tax Bonds, Series 2024, 4.00% 11/15/2032	320	315
Transportation Commission, Central Texas Turnpike System Rev. Ref. Bonds, Series 2024-C, 5.00% 8/15/2031	360	397
Board of Regents of the University of Texas System, Rev. Fncg. System Rev. Ref. Bonds, Series 2014-B, 5.00% 8/15/2025	500	506
Water Dev. Board, State Water Implementation Rev. Fund, Rev. Bonds (Master Trust), Series 2017-A, 5.00% 4/15/2028	2,000	2,099
Water Dev. Board, State Water Implementation Rev. Fund, Rev. Bonds (Master Trust), Series 2023-A, 5.00% 10/15/2028	1,280	1,372
		61,603
Utah 0.97%
Central Valley Water Reclamation Fac., Sewer Rev. Green Bonds , Series 2021-C, 5.00% 3/1/2027	555	580
Housing Corp., Single Family Mortgage Bonds, Series 2024-G, 6.25% 7/1/2055	650	722
Housing Corp., Single Family Mortgage Bonds, Series 2024-I, 6.25% 7/1/2055	300	335
Intermountain Power Agcy., Power Supply Rev. Bonds, Series 2024-A, 5.00% 7/1/2034	1,500	1,704
MIDA Mountain Village Public Infrastructure Dist., Special Assessment Rev. Bonds (Mountain Village Assessment Area #2), Series 2021, 4.00% 8/1/2027[1]	500	497
Salt Lake City, Airport Rev. Bonds (Salt Lake City International Airport), Series 2023-A, AMT, 5.00% 7/1/2029	500	527
Three Bridges Public Infrastructure Dist. No. 1, Special Assessment Bonds (Three Bridges Assessment Area No. 1), Series 2024-1, 5.00% 12/1/2036[1]	1,000	988
		5,353
Vermont 0.40%
Educational and Health Buildings Fncg. Agcy., Rev. Bonds (The University of Vermont Medical Center Project), Series 2016-A, 5.00% 12/1/2033	610	618
Student Assistance Corp., Education Loan Rev. Bonds, Series 2023, AMT, 5.00% 6/15/2033	1,530	1,606
		2,224
Virgin Islands 0.33%
Matching Fund Special Purpose Securitization Corp., Matching Fund Securitization Bonds, Series 2022-A, 5.00% 10/1/2025	500	504
Matching Fund Special Purpose Securitization Corp., Matching Fund Securitization Bonds, Series 2022-A, 5.00% 10/1/2026	1,285	1,313
		1,817
Virginia 1.75%
County of Arlington, Industrial Dev. Auth., Multi family Housing Rev. Bonds (Park Shirlington Apartments), Series 2023-A, 5.00% 1/1/2026	1,000	1,018
Chesapeake Redev. and Housing Auth., Multi Family Housing Rev. Bonds (Hunters Point Apartments), Series 2023, 5.00% 5/1/2043 (put 5/1/2026)	3,000	3,069
College Building Auth., Educational Facs. Rev. Bonds (21st Century College and Equipment Programs), Series 2017-C, 5.00% 2/1/2031	1,260	1,309
County of James City, Econ. Dev. Auth., Residential Care Fac. Rev. Bonds (Williamsburg Landing), Series 2024-C-2, 5.50% 12/1/2028	365	365
Public Building Auth., Public Facs. Rev. Bonds, Series 2015-B, AMT, 5.00% 8/1/2028	800	845

125	Capital Group Fixed Income ETF Trust

Capital Group Short Duration Municipal Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Virginia (continued)
Small Business Fncg. Auth., Rev. Bonds (National Senior Campuses, Inc. Obligated Group), Series 2020-A, 5.00% 1/1/2025	USD 855	$855
Small Business Fncg. Auth., Rev. Bonds (National Senior Campuses, Inc. Obligated Group), Series 2020-A, 5.00% 1/1/2027	500	513
Small Business Fncg. Auth., Rev. Ref. Bonds (Elizabeth River Crossings Opco, LLC Project), Series 2022, AMT, 4.00% 1/1/2029	175	176
Small Business Fncg. Auth., Rev. Ref. Bonds (Elizabeth River Crossings Opco, LLC Project), Series 2022, AMT, 4.00% 7/1/2029	500	502
Virginia Beach Dev. Auth., Residential Care Fac. Rev. Bonds (Westminster-Canterbury on Chesapeake Bay), Series 2023-B-3, 5.375% 9/1/2029	1,000	1,028
		9,680
Washington 2.26%
Energy Northwest, Electric Rev. Ref. Bonds (Project No. 3), Series 2015-C, 5.00% 7/1/2026	1,500	1,513
Health Care Facs. Auth., Rev. Bonds (Fred Hutchinson Cancer Research Center), Series 2015, 5.00% 1/1/2027 (preref. 7/1/2025)	1,000	1,009
Health Care Facs. Auth., Rev. Bonds (Yakima Valley Memorial Hospital Assn.), Series 2016, 5.00% 12/1/2036 (preref. 12/1/2026)	870	901
Health Care Facs. Auth., Rev. Bonds (Yakima Valley Memorial Hospital Assn.), Series 2016, 5.00% 12/1/2041 (preref. 12/1/2026)	645	668
Housing Fin. Commission, Multi Family Housing Rev. Bonds (Camas Flats Apartments Project), Series 2024-B, 5.00% 2/1/2028 (put 2/1/2027)	135	139
Housing Fin. Commission, Nonprofit Housing Rev. and Rev. Ref. Bonds (Horizon House Project), Series 2017, 5.00% 1/1/2028[1]	250	251
Housing Fin. Commission, Nonprofit Housing Rev. Bonds (Parkshore Juanita Bay Project), Series 2024-B-1, 4.50% 7/1/2030[1]	470	467
Motor Vehicle Fuel Tax G.O. Bonds, Series 2015-C, 5.00% 2/1/2035	1,555	1,557
Motor Vehicle Fuel Tax G.O. Rev. Ref. Bonds, Series 2015-R-D, 5.00% 7/1/2032	1,935	1,935
Port of Seattle, Rev. Ref. Bonds, Series 2024-B, AMT, 5.00% 7/1/2026	2,000	2,040
Various Purpose G.O. Rev. Ref. Bonds, Series 2022-R-C, 4.00% 7/1/2026	2,000	2,034
		12,514
West Virginia 0.29%
Econ. Dev. Auth., Solid Waste Disposal Facs. Rev. Bonds (Arch Resources Project), Series 2021, AMT, 4.125% 7/1/2045 (put 7/1/2025)	1,000	995
Econ. Dev. Auth., Solid Waste Disposal Facs. Rev. Bonds (Arch Resources Project), Series 2020, AMT, 5.00% 7/1/2045 (put 7/1/2025)	595	595
		1,590
Wisconsin 1.60%
G.O. Rev. Ref. Bonds, Series 2025-2, 5.00% 5/1/2026	1,000	1,023
G.O. Rev. Ref. Bonds, Series 2017-3, 5.00% 11/1/2027	1,000	1,048
G.O. Rev. Ref. Bonds, Series 2024-1, 5.00% 5/1/2030	1,000	1,101
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds (Social Bonds), Series 2024-C, 6.00% 3/1/2055	365	398
Public Fin. Auth., Exempt Facs. Rev. Ref. Bonds (Celanese Project), Series 2016-A, AMT, 5.00% 12/1/2025[1]	2,000	2,017
Public Fin. Auth., Infrastructure Program Rev. Anticipation Bonds (Mayfair Project), Series 2024-A-4, 5.50% 11/15/2032[1]	665	665
Public Fin. Auth., Infrastructure Program Rev. Anticipation Bonds (Two Step Project), Capital Appreciation Bonds, Series 2024, 0% 12/15/2034[1]	1,545	854
Public Fin. Auth., Special Fac. Rev. Bonds (Million Air Three LLC General Aviation Facs. Project), Series 2024-A, AMT, 5.50% 9/1/2030[1]	160	163
Public Fin. Auth., Special Rev. Bonds (Candela Project), Series 2023, 6.125% 12/15/2029[1]	171	170
Public Fin. Auth., Special Rev. Bonds (Signorelli Projects, Municipal Utility Dists., Montgomery and Waller Counties), Series 2024, 5.375% 12/15/2032[1]	350	350
University of Wisconsin, Hospitals and Clinics Auth., Rev. Green Bonds, Series 2024-A, 5.00% 4/1/2029	1,000	1,076
		8,865
Total bonds, notes & other debt instruments (cost: $523,398,000)		523,587

Capital Group Fixed Income ETF Trust	126

Capital Group Short Duration Municipal Income ETF  (continued)
Short-term securities 3.29%	Principal amount (000)	Value (000)
Municipals 3.29%
State of Texas, Board of Regents of Texas A&M University System, Rev. Fncg. System Bonds, Series 2024-A, 5.00% 5/15/2025	USD 2,000	$2,015
State of Illinois, City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2024-C, AMT, 5.00% 1/1/2025	2,000	2,000
State of Florida, City of Daytona Beach, Housing Auth., Multi Family Housing Rev. Bonds (The WM at the River Project), Series 2021-B, 4.0% 12/1/2025 (put 06/01/2025)[5]	2,500	2,499
State of Florida, City of Gainesville, Utilities System Rev. Bonds, Series 2019-C, 3.88% 10/1/2047[2]	115	115
State of Alaska, City of Valdez, Marine Terminal Rev. Ref. Bonds (Exxon Pipeline Co. Project), Series 1993-A, 3.80% 12/1/2033[2]	1,100	1,100
State of Kentucky, Econ. Dev. Fin. Auth., Solid Waste Rev. Ref. Bonds (Republic Services, Inc. Project), Series 2010-A, AMT, 4.20% 4/1/2031 (put 3/3/2025)[5]	2,110	2,110
State of Ohio, Hospital Rev. Bonds (Cleveland Clinic Health System Obligated Group), Series 2013-B-3, 3.80% 1/1/2039[2]	100	100
State of South Carolina, Jobs-Econ. Dev. Auth., Hospital Rev. Bonds (Prisma Health Obligated Group), Series 2018-B, 3.80% 5/1/2048[2]	4,500	4,500
State of Louisiana, Parish of East Baton Rouge, Pollution Control Rev. Ref. Bonds (ExxonMobil Project), Series 2010-A, 3.82% 8/1/2035[2]	1,100	1,100
State of Texas, Board of Regents of the Texas State University System, Rev. Fncg. System Rev. and Rev. Ref. Bonds, Series 2024, 5.00% 3/15/2025	1,000	1,003
State of Florida, Capital Facs. Fin. Agcy., Solid Waste Disposal Rev. Ref. Bonds (Republic Services, Inc. Project), Series 2010-A, 3.70% 7/1/2034 (put 3/3/2025)[5]	1,685	1,685
		18,227
Total short-term securities (cost: $18,226,000)		18,227
Total investment securities 97.82% (cost: $541,624,000)		541,814
Other assets less liabilities 2.18%		12,063
Net assets 100.00%		$553,877
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 12/31/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2024 (000)
Rate	Payment frequency	Rate	Payment frequency
SOFR	Annual	4.026%	Annual	12/24/2029	USD10,874	$(7)	$—	$(7)
3.628%	Annual	SOFR	Annual	10/15/2034	6,042	216	—	216
SOFR	Annual	3.929%	Annual	11/8/2034	3,039	(35)	—	(35)
SOFR	Annual	3.908%	Annual	11/26/2034	6,280	(84)	—	(84)
3.6985%	Annual	SOFR	Annual	12/9/2034	3,043	93	—	93
3.6715%	Annual	SOFR	Annual	11/7/2054	2,728	125	—	125
						$308	$—	$308

127	Capital Group Fixed Income ETF Trust

Capital Group Short Duration Municipal Income ETF  (continued)

[1]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $22,618,000, which represented
4.08% of the net assets of the fund.

[2]
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[3]	Step bond; coupon rate may change at a later date.
[4]	Scheduled interest and/or principal payment was not received.
[5]	For short-term securities, the mandatory put date is considered to be the maturity date.

Key to abbreviation(s)
Agcy. = Agency
AMT = Alternative Minimum Tax
Assn. = Association
Auth. = Authority
Certs. = Certificates
Dept. = Department
Dev. = Development
Dist. = District
Dists. = Districts
Econ. = Economic
Fac. = Facility

Facs. = Facilities
Fin. = Finance
Fncg. = Financing
G.O. = General Obligation
preref. = Prerefunded
Redev. = Redevelopment
Ref. = Refunding
Rev. = Revenue
SIFMA = Securities Industry and Financial Markets Association
SOFR = Secured Overnight Financing Rate
Refer to the notes to financial statements.

Capital Group Fixed Income ETF Trust	128

Capital Group Ultra Short Income ETF
Investment portfolio December 31, 2024

Bonds, notes & other debt instruments 74.37%		Principal amount (000)	Value (000)
Corporate bonds, notes & loans 47.34%
Financials 21.34%
	American Express Co. 2.25% 3/4/2025	USD300	$299
	Aon Global, Ltd. 3.875% 12/15/2025	150	149
	Arthur J. Gallagher & Co. 4.60% 12/15/2027	200	199
	Australia and New Zealand Banking Group, Ltd. 4.42% 12/16/2026	250	250
	Bank of America Corp. 1.319% 6/19/2026 (USD-SOFR + 1.15% on 6/19/2025)[1]	400	393
	Bank of Montreal 4.588% 12/11/2026 (USD-SOFR + 0.429% on 12/11/2025)[1]	200	200
	Bank of New York Mellon Corp. 4.414% 7/24/2026 (USD-SOFR + 1.345% on 7/24/2025)[1]	50	50
	Barclays PLC 4.375% 1/12/2026	300	299
	BNP Paribas SA 3.375% 1/9/2025[2]	200	200
	BPCE SA 1.625% 1/14/2025[2]	250	250
	Canadian Imperial Bank of Commerce 4.508% 9/11/2027 (USD-SOFR + 0.93% on 9/11/2026)[1]	201	200
	Capital One Financial Corp. 3.20% 2/5/2025	100	100
	Charles Schwab Corp. (The) 5.875% 8/24/2026	50	51
	Citigroup, Inc. 2.014% 1/25/2026 (USD-SOFR + 0.694% on 1/25/2025)[1]	300	299
	Citizens Financial Group, Inc. 4.30% 12/3/2025	50	50
	Corebridge Financial, Inc. 3.50% 4/4/2025	100	100
	Deutsche Bank AG 6.119% 7/14/2026 (USD-SOFR + 3.19% on 7/14/2025)[1]	150	151
	Global Payments, Inc. 2.65% 2/15/2025	50	50
	Goldman Sachs Group, Inc. 3.50% 4/1/2025	300	299
	Intercontinental Exchange, Inc. 3.65% 5/23/2025	50	50
	JPMorgan Chase & Co. 2.083% 4/22/2026 (USD-SOFR + 1.85% on 4/22/2025)[1]	325	322
	JPMorgan Chase & Co. 4.505% 10/22/2028 (USD-SOFR + 0.86% on 10/22/2027)[1]	100	99
	Lloyds Banking Group PLC 4.582% 12/10/2025	200	199
	Marsh & McLennan Cos., Inc. 4.55% 11/8/2027	150	150
	Metropolitan Life Global Funding I 0.95% 7/2/2025[2]	150	147
	Nasdaq, Inc. 5.65% 6/28/2025	160	161
	National Australia Bank, Ltd. 4.50% 10/26/2027	250	248
	New York Life Global Funding 0.95% 6/24/2025[2]	200	197
	Northwestern Mutual Global Funding 4.00% 7/1/2025[2]	50	50
	PNC Bank, National Association 4.20% 11/1/2025	250	249
	Royal Bank of Canada 4.65% 1/27/2026	150	150
	Royal Bank of Canada 4.51% 10/18/2027 (USD-SOFR + 0.72% on 10/18/2026)[1]	100	100
	Sumitomo Mitsui Financial Group, Inc. 1.474% 7/8/2025	200	197
	Synchrony Financial 4.50% 7/23/2025	50	50
	Toronto-Dominion Bank (The) 1.15% 6/12/2025	50	49
	Toronto-Dominion Bank (The) 4.568% 12/17/2026	250	249
	Truist Bank 3.625% 9/16/2025	350	347
	U.S. Bancorp 1.45% 5/12/2025	100	99
	UBS AG 7.95% 1/9/2025	250	250
	Wells Fargo & Co. 2.188% 4/30/2026 (USD-SOFR + 2.00% on 4/30/2025)[1]	450	446
			7,398

Health care 6.24%
	AbbVie, Inc. 3.60% 5/14/2025	300	299
	Amgen, Inc. 1.90% 2/21/2025	300	299
	Amgen, Inc. 5.507% 3/2/2026	300	300
	AstraZeneca PLC 0.70% 4/8/2026	50	48
	Baxter International, Inc. 2.60% 8/15/2026	50	48
	Boston Scientific Corp. 1.90% 6/1/2025	50	49
	Bristol-Myers Squibb Co. 0.75% 11/13/2025	50	48
	Bristol-Myers Squibb Co. 4.95% 2/20/2026	50	50
	Cigna Group (The) 3.25% 4/15/2025	50	50
	CVS Health Corp. 3.875% 7/20/2025	150	149
	CVS Health Corp. 5.00% 2/20/2026	100	100
	Elevance Health, Inc. 2.375% 1/15/2025	50	50
	Elevance Health, Inc. 4.50% 10/30/2026	200	200
	Eli Lilly and Co. 2.75% 6/1/2025	100	99
	HCA, Inc. 5.375% 2/1/2025	100	100

129	Capital Group Fixed Income ETF Trust

Capital Group Ultra Short Income ETF  (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Health care (continued)
	Laboratory Corp. of America Holdings 3.60% 2/1/2025	USD100	$100
	Pfizer Investment Enterprises Pte., Ltd. 4.45% 5/19/2026	100	100
	UnitedHealth Group, Inc. 4.75% 7/15/2026	75	75
			2,164

Utilities 4.71%
	Berkshire Hathaway Energy Co. 4.05% 4/15/2025	100	100
	CenterPoint Energy, Inc. 5.25% 8/10/2026	50	50
	CMS Energy Corp. 3.00% 5/15/2026	50	49
	DTE Energy Co. 1.05% 6/1/2025	50	49
	Duke Energy Corp. 0.90% 9/15/2025	50	49
	Duke Energy Corp. 5.00% 12/8/2025	50	50
	Edison International 4.70% 8/15/2025	250	250
	Eversource Energy 0.80% 8/15/2025	50	49
	FirstEnergy Corp. 2.05% 3/1/2025	150	149
	Florida Power & Light Co. 2.85% 4/1/2025	50	50
	Pacific Gas and Electric Co. 3.45% 7/1/2025	350	347
	Pacific Gas and Electric Co. 2.95% 3/1/2026	250	244
	Southern Power Co. 0.90% 1/15/2026	50	48
	Virginia Electric & Power 3.10% 5/15/2025	50	50
	WEC Energy Group, Inc. 5.00% 9/27/2025	50	50
	Xcel Energy, Inc. 3.30% 6/1/2025	50	50
			1,634

Consumer discretionary 2.44%
	Daimler Trucks Finance North America, LLC 3.50% 4/7/2025[2]	150	149
	Ford Motor Credit Co., LLC 5.125% 6/16/2025	200	200
	General Motors Financial Co., Inc. 2.75% 6/20/2025	50	50
	Hyundai Capital America 1.80% 10/15/2025[2]	50	49
	Hyundai Capital America 4.30% 9/24/2027[2]	50	49
	Hyundai Capital America 4.875% 11/1/2027[2]	100	100
	Marriott International, Inc. 5.75% 5/1/2025	50	50
	Toyota Motor Credit Corp. 3.40% 4/14/2025	150	149
	Toyota Motor Credit Corp. 4.55% 8/7/2026	50	50
			846

Communication services 2.42%
	AT&T, Inc. 1.70% 3/25/2026	100	96
	Charter Communications Operating, LLC 4.908% 7/23/2025	100	100
	Comcast Corp. 3.95% 10/15/2025	50	50
	Discovery Communications, LLC 4.90% 3/11/2026	100	100
	Netflix, Inc. 5.875% 2/15/2025	50	50
	T-Mobile USA, Inc. 3.50% 4/15/2025	250	249
	T-Mobile USA, Inc. 2.25% 2/15/2026	200	194
			839

Energy 2.41%
	Canadian Natural Resources, Ltd. 2.05% 7/15/2025	50	49
	Columbia Pipeline Group, Inc. 4.50% 6/1/2025	50	50
	Enbridge, Inc. 5.90% 11/15/2026	50	51
	Energy Transfer, LP 4.05% 3/15/2025	50	50
	Kinder Morgan, Inc. 4.30% 6/1/2025	50	50
	MPLX, LP 4.875% 6/1/2025	100	100
	Occidental Petroleum Corp. 5.00% 8/1/2027	119	119
	ONEOK, Inc. 2.20% 9/15/2025	50	49
	Petroleos Mexicanos 6.875% 10/16/2025	250	250
	South Bow USA Infrastructure Holdings, LLC 4.911% 9/1/2027[2]	19	19
	Williams Companies, Inc. 3.90% 1/15/2025	50	50
			837

Capital Group Fixed Income ETF Trust	130

Capital Group Ultra Short Income ETF  (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)

Industrials 2.29%
	BAE Systems Holdings, Inc. 3.85% 12/15/2025[2]	USD50	$50
	Boeing Co. (The) 2.75% 2/1/2026	250	244
	Burlington Northern Santa Fe, LLC 3.00% 4/1/2025	50	50
	Carrier Global Corp. 2.242% 2/15/2025	200	199
	Northrop Grumman Corp. 2.93% 1/15/2025	100	100
	RTX Corp. 3.95% 8/16/2025	50	50
	Waste Management, Inc. 4.50% 3/15/2028	100	99
			792

Real estate 1.84%
	Boston Properties, LP 2.75% 10/1/2026	50	48
	COPT Defense Properties, LP 2.25% 3/15/2026	50	48
	Equinix, Inc. 1.00% 9/15/2025	250	244
	VICI Properties, LP 4.625% 6/15/2025[2]	300	299
			639

Consumer staples 1.72%
	Altria Group, Inc. 2.35% 5/6/2025	100	99
	Conagra Brands, Inc. 4.60% 11/1/2025	50	50
	Philip Morris International, Inc. 1.50% 5/1/2025	100	99
	Philip Morris International, Inc. 4.375% 11/1/2027	200	198
	Reynolds American, Inc. 4.45% 6/12/2025	150	150
			596

Information technology 1.36%
	Accenture Capital, Inc. 3.90% 10/4/2027	75	74
	Broadcom Corp. 3.125% 1/15/2025	50	50
	Broadcom, Inc. 4.15% 2/15/2028	150	147
	Microchip Technology, Inc. 4.90% 3/15/2028	149	149
	Oracle Corp. 2.50% 4/1/2025	50	50
			470

Materials 0.57%
	BHP Billiton Finance (USA), Ltd. 4.875% 2/27/2026	50	50
	Celanese US Holdings, LLC 6.05% 3/15/2025	50	50
	International Flavors & Fragrances, Inc. 1.23% 10/1/2025[2]	50	49
	LYB International Finance III, LLC 1.25% 10/1/2025	50	49
			198
	Total corporate bonds, notes & loans		16,413
Asset-backed obligations 20.72%
	ACHV ABS Trust, Series 23-4CP, Class C, 7.71% 11/25/2030[2,3]	205	207
	ACHV ABS Trust, Series 2024-2PL, Class A, 5.07% 10/27/2031[2,3]	107	108
	Affirm Asset Securitization Trust, Series 2021-Z2, Class A, 1.17% 11/16/2026[2,3]	35	35
	Affirm, Inc., Series 2023-A, Class 1A, 6.61% 1/18/2028[2,3]	355	355
	Affirm, Inc., Series 2023-B, Class A, 6.82% 9/15/2028[2,3]	100	101
	Affirm, Inc., Series 2024-X2, Class A, 5.22% 12/17/2029[2,3]	100	100
	American Homes 4 Rent, Series 2015-SFR2, Class B, 4.295% 10/17/2052[2,3]	150	149
	Auxilior Term Funding, LLC, Series 2023-1, Class A2, 6.18% 12/15/2028[2,3]	148	150
	Auxilior Term Funding, LLC, Series 2023-1A, Class A3, 5.70% 2/15/2030[2,3]	150	152
	Avant Credit Card Master Trust, Series 2024-2A, Class A, 5.38% 5/15/2029[2,3]	200	199
	Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2, Class A, 2.02% 2/20/2027[2,3]	150	146
	Avis Budget Rental Car Funding (AESOP), LLC, Series 2022-5, Class C, 6.24% 4/20/2027[2,3]	100	101
	Bankers Healthcare Group Securitization Trust, Series 2022-A, Class A, 1.71% 2/20/2035[2,3]	49	49
	Bridge Trust, Series 2022-SFR1, Class A, 3.40% 11/17/2037[2,3]	100	98
	Bridgecrest Lending Auto Securitization Trust, Series 2023-1, Class B, 6.80% 8/15/2029[3]	290	295
	Capteris Equipment Finance, Series 2024-1, Class A2, 5.58% 7/20/2032[2,3]	178	179

131	Capital Group Fixed Income ETF Trust

Capital Group Ultra Short Income ETF  (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Asset-backed obligations (continued)
	Carvana Auto Receivables Trust, Series 2024-P3, Class A2, 4.61% 11/10/2027[3]	USD35	$35
	Carvana Auto Receivables Trust, Series 2021-N4, Class C, 1.72% 9/11/2028[3]	156	150
	CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061[2,3]	141	134
	Clarus Capital Funding, LLC, Series 2024-1A, Class A2, 4.71% 8/20/2032[2,3]	100	100
	CPS Auto Receivables Trust, Series 2024-D, Class A, 4.91% 6/15/2028[2,3]	86	86
	CPS Auto Receivables Trust, Series 2022-C, Class B, 4.88% 4/15/2030[2,3]	37	37
	Enterprise Fleet Financing, LLC, Series 2024-4, Class A2, 4.69% 7/20/2027[2,3]	100	100
	Enterprise Fleet Financing, LLC, Series 22-1, Class A3, 3.27% 1/20/2028[2,3]	256	253
	Exeter Automobile Receivables Trust, Series 24-3A, Class A2, 5.82% 2/15/2027[3]	135	136
	FirstKey Homes Trust, Series 20-SFR2, Class C, 1.667% 10/19/2037[2,3]	200	195
	Ford Credit Auto Owner Trust, Series 2020-2, Class A, 1.06% 4/15/2033[2,3]	150	146
	GLS Auto Receivables Trust, Series 2024-1, Class B, 5.49% 7/17/2028[2,3]	409	412
	GLS Auto Select Receivables Trust, Series 2024-4A, Class A2, 4.43% 12/17/2029[2,3]	49	49
	Hertz Vehicle Financing, LLC, Series 2023-1A, Class B, 6.22% 6/25/2027[2,3]	150	151
	Hertz Vehicle Financing, LLC, Series 2023-3A, Class A, 5.94% 2/25/2028[2,3]	110	112
	John Deere Owner Trust, Series 22-A, Class A4, 2.49% 1/16/2029[3]	200	197
	Mission Lane Credit Card Master Trust, Series 2024-A, Class A1, 6.20% 8/15/2029[2,3]	100	101
	Navistar Financial Dealer Note Master Trust, Series 23-1, Class A, 6.18% 8/25/2028[2,3]	345	348
	New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061[2,3]	100	92
	NMEF Funding, LLC, Series 2024-A, Class A2, 5.15% 12/15/2031[2,3]	173	173
	PEAC Solutions Receivables, LLC, Series 2024-2A, Class A2, 4.74% 4/20/2027[2,3]	82	82
	PFS Financing Corp., Series 2023-B, Class A, 5.27% 5/15/2028[2,3]	230	232
	Porsche Innovative Lease Owner Trust, Series 2024-2A, Class A2A, 4.47% 12/21/2026[2,3]	100	100
	Prestige Auto Receivables Trust, Series 2024-2, Class A2, 4.72% 2/15/2028[2,3]	41	41
	Reach Financial, LLC, Series 2024-2, Class A, 5.88% 7/15/2031[2,3]	180	181
	Santander Drive Auto Receivables Trust, Series 2022-3, Class C, 4.49% 8/15/2029[3]	260	260
	SBNA Auto Lease Trust, Series 2024-C, Class A2, 4.94% 11/20/2026[2,3]	31	31
	SCF Equipment Trust, LLC, Series 2021-1A, Class D, 1.93% 9/20/2030[2,3]	200	198
	Space Coast Credit Union, Series 2024-1, Class A2, 5.45% 12/15/2027[2,3]	132	132
	Synchrony Card Issuance Trust, Series 22-A2, Class A, 3.86% 7/15/2028[3]	200	199
	Voya CLO, Ltd., Series 2018-3, Class A1R2, (3-month USD CME Term SOFR + 1.20%) 5.856% 10/15/2031[2,3,4]	195	196
	Wingspire Equipment Finance, LLC, Series 2024-1A, Class A2, 4.99% 9/20/2032[2,3]	100	100
			7,183
Mortgage-backed obligations 6.31%
Collateralized mortgage-backed obligations (privately originated) 4.80%
	Cascade Funding Mortgage Trust, Series 2024-HB15, Class A, 4.00% 8/25/2034[2,3,4]	84	83
	COLT Funding, LLC, Series 24-2, Class A1, 6.125% 4/25/2069[1,2,3]	284	285
	Connecticut Avenue Securities Trust, Series 2024-R02, Class 1M1, (30-day Average USD-SOFR + 1.10%) 5.669% 2/25/2044[2,3,4]	325	326
	Finance of America HECM Buyout, Series 24-HB1, Class A1A, 4.00% 10/1/2034[2,3,4]	185	183
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA2, Class M1A, (30-day Average USD-SOFR + 1.30%) 5.869% 2/25/2042[2,3,4]	139	139
	New York Mortgage Trust, Series 2022-SP1, Class A1, 5.25% 7/25/2062 (8.25% on 7/1/2025)[1,2,3]	242	241
	Towd Point Mortgage Trust, Series 2017-4, Class A1, 2.75% 6/25/2057[2,3,4]	240	233
	Towd Point Mortgage Trust, Series 2018-2, Class A1, 3.25% 3/25/2058[2,3,4]	177	174
			1,664

Commercial mortgage-backed securities 1.51%
	BX Trust, Series 2021-MFM1, Class A, (1-month USD CME Term SOFR + 0.81%) 5.212% 1/15/2034[2,3,4]	176	176
	BX Trust, Series 2021-SDMF, Class A, (1-month USD CME Term SOFR + 0.703%) 5.101% 9/15/2034[2,3,4]	348	346
			522
	Total mortgage-backed obligations		2,186
	Total bonds, notes & other debt instruments (cost: $25,673,000)		25,782

Capital Group Fixed Income ETF Trust	132

Capital Group Ultra Short Income ETF  (continued)
Short-term securities 24.83%	Weighted average yield at acquisition	Principal amount (000)	Value (000)
Commercial paper 20.94%
Atlantic Asset Securitization LLC 1/21/2025[2]	4.674%	USD1,200	$1,197
Bank of Montreal 1/17/2025[2]	4.640	500	499
Banque et Caisse d’Epargne de l’Etat 3/18/2025	4.543	1,100	1,089
DBS Bank Ltd. 1/16/2025[2]	4.794	500	499
ING U.S. Funding LLC 2/18/2025[2]	4.324	1,000	994
Manhattan Asset Funding Co., LLC 1/27/2025[2]	4.718	1,000	997
Victory Receivables Corp. 1/8/2025[2]	4.801	1,000	999
Westpac Banking Corp. 4/24/2025[2]	4.654	1,000	986
			7,260
Federal agency bills and notes 3.89%
Federal Home Loan Mortgage Corp. 1/2/2025	4.068	1,350	1,350
Total short-term securities (cost: $8,610,000)			8,610
Total investment securities 99.20% (cost: $34,283,000)			34,392

Other assets less liabilities 0.80%	277
Net assets 100.00%	$34,669
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 12/31/2024 (000)
2 Year U.S. Treasury Note Futures	Short	7	3/31/2025	USD(1,439)	$1

[1]	Step bond; coupon rate may change at a later date.
[2]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $15,876,000, which represented
45.79% of the net assets of the fund.

[3]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[4]
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

Key to abbreviation(s)
CLO = Collateralized Loan Obligations
CME = CME Group
SOFR = Secured Overnight Financing Rate
USD = U.S. dollars
Refer to the notes to financial statements.

133	Capital Group Fixed Income ETF Trust

Capital Group U.S. Multi-Sector Income ETF
Investment portfolio December 31, 2024

Bonds, notes & other debt instruments 96.23%		Principal amount (000)	Value (000)
Corporate bonds, notes & loans 68.54%
Financials 12.59%
	AG Issuer, LLC 6.25% 3/1/2028[1]	USD1,889	$1,882
	AG TTMT Escrow Issuer, LLC 8.625% 9/30/2027[1]	1,900	1,972
	Alliant Holdings Intermediate, LLC 6.75% 10/15/2027[1]	885	879
	Alliant Holdings Intermediate, LLC 5.875% 11/1/2029[1]	3,000	2,897
	Alliant Holdings Intermediate, LLC 7.00% 1/15/2031[1]	2,415	2,427
	Alliant Holdings Intermediate, LLC 6.50% 10/1/2031[1]	425	421
	Alliant Holdings Intermediate, LLC 7.375% 10/1/2032[1]	2,180	2,203
	Alpha Bank SA 6.875% 6/27/2029 (1-year EUR-ICE Swap EURIBOR + 3.793% on 6/27/2028)[2]	EUR200	231
	Alpha Bank SA 4.25% 2/13/2030 (5-year EUR Mid-Swap + 4.504% on 2/13/2025)[2]	625	647
	Alpha Bank SA 5.00% 5/12/2030 (1-year EUR-ICE Swap EURIBOR + 2.432% on 5/12/2029)[2]	100	110
	Alpha Bank SA 4.25% 6/11/2031 (5-year EUR Mid-Swap + 5.823% on 6/11/2026)[2]	100	106
	American International Group, Inc. 5.125% 3/27/2033	USD2,556	2,526
	AmWINS Group, Inc. 6.375% 2/15/2029[1]	950	956
	AmWINS Group, Inc. 4.875% 6/30/2029[1]	4,372	4,126
	Aon North America, Inc. 5.45% 3/1/2034	3,160	3,157
	Aretec Group, Inc. 7.50% 4/1/2029[1]	2,010	2,003
	Aretec Group, Inc. 10.00% 8/15/2030[1]	445	487
	Arthur J. Gallagher & Co. 5.00% 2/15/2032	255	252
	Arthur J. Gallagher & Co. 5.15% 2/15/2035	3,199	3,121
	Arthur J. Gallagher & Co. 5.55% 2/15/2055	724	696
	AssuredPartners, Inc. 5.625% 1/15/2029[1]	1,021	1,033
	AssuredPartners, Inc., Term Loan, (3-month USD CME Term SOFR + 3.50%) 7.857% 2/14/2031[3,4]	409	410
	Baldwin Insurance Group Holdings, LLC 7.125% 5/15/2031[1]	660	674
	Bangkok Bank Public Co., Ltd. 3.733% 9/25/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029)[2]	2,574	2,335
	Bangkok Bank Public Co., Ltd. 3.466% 9/23/2036 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.15% on 9/23/2031)[2]	400	342
	Bank of America Corp. 3.366% 1/23/2026 (3-month USD CME Term SOFR + 1.072% on 1/23/2025)[2]	95	95
	Bank of America Corp. 5.872% 9/15/2034 (USD-SOFR + 1.84% on 9/15/2033)[2]	3,434	3,528
	Bank of America Corp. 5.468% 1/23/2035 (3-month USD CME Term SOFR + 1.65% on 1/23/2034)[2]	2,813	2,817
	Bank of New York Mellon Corp. 5.06% 7/22/2032 (USD-SOFR + 1.23% on 7/22/2031)[2]	1,231	1,228
	Bank of New York Mellon Corp. 5.225% 11/20/2035 (USD-SOFR + 1.253% on 11/20/2034)[2]	804	800
	BBVA Bancomer SA 5.875% 9/13/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 4.308% on 9/13/2029)[2]	1,750	1,662
	BBVA Bancomer SA 8.45% 6/29/2038 (5-year UST Yield Curve Rate T Note Constant Maturity + 4.661% on 6/29/2033)[2]	1,150	1,192
	BlackRock Funding, Inc. 5.00% 3/14/2034	2,111	2,086
	BlackRock Funding, Inc. 5.25% 3/14/2054	1,767	1,671
	Blackstone Mortgage Trust, Inc. 7.75% 12/1/2029[1]	1,626	1,673
	Blackstone, Inc. 5.00% 12/6/2034	675	653
	Block, Inc. 3.50% 6/1/2031	1,508	1,329
	Block, Inc. 6.50% 5/15/2032[1]	2,750	2,780
	Boost Newco Borrower, LLC 7.50% 1/15/2031[1]	2,755	2,890
	BPCE SA 5.936% 5/30/2035 (USD-SOFR + 1.85% on 5/30/2034)[1,2]	3,050	3,024
	CaixaBank, SA 6.208% 1/18/2029 (USD-SOFR + 2.70% on 1/18/2028)[1,2]	500	512
	CaixaBank, SA 6.84% 9/13/2034 (USD-SOFR + 2.77% on 9/13/2033)[1,2]	725	771
	CaixaBank, SA 6.037% 6/15/2035 (USD-SOFR + 2.26% on 9/15/2034)[1,2]	1,580	1,595
	Capital One Financial Corp. 5.468% 2/1/2029 (USD-SOFR + 2.08% on 2/1/2028)[2]	54	54
	Capital One Financial Corp. 5.70% 2/1/2030 (USD-SOFR + 1.905% on 2/1/2029)[2]	1,901	1,928
	Capital One Financial Corp. 6.377% 6/8/2034 (USD-SOFR + 2.86% on 6/8/2033)[2]	2,973	3,088
	Capital One Financial Corp. 6.051% 2/1/2035 (USD-SOFR + 2.26% on 2/1/2034)[2]	3,904	3,969
	Charles Schwab Corp. (The) 5.853% 5/19/2034 (USD-SOFR + 2.50% on 5/19/2033)[2]	1,292	1,331
	Chubb INA Holdings, LLC 5.00% 3/15/2034	4,551	4,497
	Citigroup, Inc. 5.61% 9/29/2026 (USD-SOFR + 1.546% on 12/29/2025)[2]	105	106

Capital Group Fixed Income ETF Trust	134

Capital Group U.S. Multi-Sector Income ETF  (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
	Citigroup, Inc. 4.542% 9/19/2030 (USD-SOFR + 1.338% on 9/19/2029)[2]	USD1,794	$1,744
	Coinbase Global, Inc. 3.375% 10/1/2028[1]	3,322	2,993
	Coinbase Global, Inc. 3.625% 10/1/2031[1]	3,237	2,739
	Compass Group Diversified Holdings, LLC 5.25% 4/15/2029[1]	1,700	1,633
	Compass Group Diversified Holdings, LLC 5.00% 1/15/2032[1]	2,538	2,335
	Deutsche Bank AG 6.819% 11/20/2029 (USD-SOFR + 2.51% on 11/20/2028)[2]	1,200	1,256
	Deutsche Bank AG 5.403% 9/11/2035 (USD-SOFR + 2.05% on 9/11/2034)[2]	3,925	3,721
	Eurobank SA 4.00% 9/24/2030 (1-year EUR Mid-Swap + 2.127% on 9/24/2029)[2]	EUR100	106
	Eurobank SA 4.875% 4/30/2031 (5-year EUR Mid-Swap + 2.165% on 4/30/2030)[2]	900	992
	Goldman Sachs Group, Inc. 5.727% 4/25/2030 (USD-SOFR + 1.265% on 4/25/2029)[2]	USD1,766	1,803
	Goldman Sachs Group, Inc. 3.102% 2/24/2033 (USD-SOFR + 1.41% on 2/24/2032)[2]	1,558	1,343
	Goldman Sachs Group, Inc. 5.851% 4/25/2035 (USD-SOFR + 1.552% on 4/25/2034)[2]	3,981	4,058
	Goldman Sachs Group, Inc. 5.33% 7/23/2035 (USD-SOFR + 1.55% on 7/23/2034)[2]	2,570	2,523
	Goldman Sachs Group, Inc. 5.016% 10/23/2035 (USD-SOFR + 1.42% on 10/23/2034)[2]	25	24
	Hightower Holding, LLC 6.75% 4/15/2029[1]	1,625	1,620
	Hightower Holding, LLC 9.125% 1/31/2030[1]	200	211
	Howden UK Refinance 2 PLC 8.125% 2/15/2032[1]	2,370	2,423
	Howden UK Refinance PLC 7.25% 2/15/2031[1]	3,240	3,296
	HSBC Holdings PLC 6.332% 3/9/2044 (USD-SOFR + 2.65% on 3/9/2043)[2]	814	860
	HUB International, Ltd. 5.625% 12/1/2029[1]	2,480	2,408
	HUB International, Ltd. 7.25% 6/15/2030[1]	2,397	2,459
	HUB International, Ltd. 7.375% 1/31/2032[1]	2,195	2,231
	HUB International, Ltd., Term Loan, (3-month USD CME Term SOFR + 3.00%) 7.367% 6/20/2030[3,4]	49	49
	Iron Mountain Information Management Services, Inc. 5.00% 7/15/2032[1]	4,422	4,074
	JPMorgan Chase & Co. 2.083% 4/22/2026 (USD-SOFR + 1.85% on 4/22/2025)[2]	10	10
	JPMorgan Chase & Co. 4.505% 10/22/2028 (USD-SOFR + 0.86% on 10/22/2027)[2]	150	149
	JPMorgan Chase & Co. 5.581% 4/22/2030 (USD-SOFR + 1.16% on 4/22/2029)[2]	1,280	1,306
	JPMorgan Chase & Co. 4.995% 7/22/2030 (USD-SOFR + 1.125% on 7/22/2029)[2]	2,080	2,072
	JPMorgan Chase & Co. 4.603% 10/22/2030 (USD-SOFR + 1.04% on 10/22/2029)[2]	1,000	981
	JPMorgan Chase & Co. 5.35% 6/1/2034 (USD-SOFR + 1.845% on 6/1/2033)[2]	175	175
	JPMorgan Chase & Co. 5.336% 1/23/2035 (USD-SOFR + 1.62% on 1/23/2034)[2]	1,065	1,059
	JPMorgan Chase & Co. 5.766% 4/22/2035 (USD-SOFR + 1.49% on 4/22/2034)[2]	3,250	3,326
	JPMorgan Chase & Co. 5.294% 7/22/2035 (USD-SOFR + 1.46% on 7/22/2034)[2]	7,410	7,335
	JPMorgan Chase & Co. 4.946% 10/22/2035 (USD-SOFR + 1.34% on 10/22/2034)[2]	1,680	1,619
	Kasikornbank PCL (Hong Kong Branch) 3.343% 10/2/2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 10/2/2026)[2]	2,360	2,260
	LPL Holdings, Inc. 4.00% 3/15/2029[1]	385	365
	Marsh & McLennan Cos., Inc. 4.65% 3/15/2030	180	178
	Marsh & McLennan Cos., Inc. 4.85% 11/15/2031	290	287
	Marsh & McLennan Cos., Inc. 5.00% 3/15/2035	5,683	5,550
	Marsh & McLennan Cos., Inc. 5.40% 3/15/2055	1,697	1,627
	Mastercard, Inc. 4.875% 5/9/2034	556	548
	Mastercard, Inc. 4.55% 1/15/2035	3,921	3,759
	Morgan Stanley 2.63% 2/18/2026 (USD-SOFR + 0.94% on 2/18/2025)[2]	165	165
	Morgan Stanley 5.424% 7/21/2034 (USD-SOFR + 1.88% on 7/21/2033)[2]	1,904	1,892
	Morgan Stanley 5.831% 4/19/2035 (USD-SOFR + 1.58% on 4/19/2034)[2]	3,480	3,548
	Morgan Stanley 5.32% 7/19/2035 (USD-SOFR + 1.555% on 7/19/2034)[2]	4,191	4,124
	Morgan Stanley 5.942% 2/7/2039 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.80% on 2/7/2039)[2]	200	201
	Morgan Stanley 5.516% 11/19/2055 (USD-SOFR + 1.71% on 11/19/2054)[2]	2,625	2,532
	Morgan Stanley Bank, NA 4.654% 10/18/2030 (USD-SOFR + 1.10% on 10/18/2029)[2]	2,034	1,991
	Navient Corp. 4.875% 3/15/2028	1,000	955
	Navient Corp. 9.375% 7/25/2030	913	976
	Navient Corp. 11.50% 3/15/2031	1,496	1,675
	Navient Corp. 5.625% 8/1/2033	5,570	4,825
	New York Life Global Funding 4.60% 12/5/2029[1]	863	857
	OneMain Finance Corp. 7.50% 5/15/2031	5,275	5,420
	OneMain Finance Corp. 7.125% 11/15/2031	3,214	3,278
	Osaic Holdings, Inc. 10.75% 8/1/2027[1]	500	519
	Oxford Finance, LLC 6.375% 2/1/2027[1]	235	233
	Piraeus Bank SA 6.75% 12/5/2029 (1-year EUR Mid-Swap + 3.837% on 12/5/2028)[2]	EUR150	174

135	Capital Group Fixed Income ETF Trust

Capital Group U.S. Multi-Sector Income ETF  (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
	Piraeus Bank SA 5.00% 4/16/2030 (1-year EUR-ICE Swap EURIBOR + 2.245% on 4/16/2029)[2]	EUR750	$823
	PNC Financial Services Group, Inc. 6.875% 10/20/2034 (USD-SOFR + 2.284% on 10/20/2033)[2]	USD2,804	3,062
	PNC Financial Services Group, Inc. 5.676% 1/22/2035 (USD-SOFR + 1.902% on 1/22/2034)[2]	4,127	4,176
	PNC Financial Services Group, Inc. 5.401% 7/23/2035 (USD-SOFR + 1.599% on 7/23/2034)[2]	3,767	3,740
	Power Finance Corp., Ltd. 3.35% 5/16/2031	450	399
	Royal Bank of Canada 4.65% 10/18/2030 (USD-SOFR + 1.08% on 10/18/2029)[2]	1,998	1,958
	Ryan Specialty Group, LLC 4.375% 2/1/2030[1]	445	418
	Ryan Specialty, LLC 5.875% 8/1/2032[1]	2,415	2,391
	Starwood Property Trust, Inc. 6.50% 7/1/2030[1]	1,775	1,778
	State Street Corp. 5.159% 5/18/2034 (USD-SOFR + 1.89% on 5/18/2033)[2]	601	597
	Synchrony Financial 5.935% 8/2/2030 (USD-SOFR index + 2.13% on 8/2/2029)[2]	888	897
	Synchrony Financial 7.25% 2/2/2033	2,103	2,172
	Toronto-Dominion Bank (The) 4.783% 12/17/2029	693	684
	Truist Financial Corp. 5.153% 8/5/2032 (USD-SOFR + 1.571% on 8/5/2031)[2]	3,137	3,101
	Truist Financial Corp. 5.867% 6/8/2034 (USD-SOFR + 2.361% on 6/8/2033)[2]	2,524	2,571
	Truist Financial Corp. 5.711% 1/24/2035 (USD-SOFR + 1.922% on 1/24/2034)[2]	4,725	4,763
	Truist Insurance Holdings, LLC, Term Loan, (3-month USD CME Term SOFR + 4.75%) 9.079% 5/6/2032[3,4]	811	833
	U.S. Bancorp 5.85% 10/21/2033 (USD-SOFR + 2.09% on 10/21/2032)[2]	200	204
	U.S. Bancorp 5.836% 6/12/2034 (USD-SOFR + 2.26% on 6/10/2033)[2]	25	25
	U.S. Bancorp 5.678% 1/23/2035 (USD-SOFR + 1.86% on 1/23/2034)[2]	3,056	3,083
	UBS Group AG 4.194% 4/1/2031 (USD-SOFR + 3.73% on 4/1/2030)[1,2]	2,784	2,632
	UBS Group AG 3.091% 5/14/2032 (USD-SOFR + 1.73% on 5/14/2031)[1,2]	844	734
	UBS Group AG 6.301% 9/22/2034 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.00% on 9/22/2033)[1,2]	1,100	1,151
	USI, Inc. 7.50% 1/15/2032[1]	270	280
	Wells Fargo & Co. 2.164% 2/11/2026 (3-month USD CME Term SOFR + 1.012% on 2/11/2025)[2]	595	593
	Wells Fargo & Co. 5.707% 4/22/2028 (USD-SOFR + 1.07% on 4/22/2027)[2]	250	254
	Wells Fargo & Co. 2.39% 6/2/2028 (USD-SOFR + 2.10% on 6/2/2027)[2]	25	24
	Wells Fargo & Co. 5.389% 4/24/2034 (USD-SOFR + 2.02% on 4/24/2033)[2]	1,955	1,934
	Wells Fargo & Co. 5.557% 7/25/2034 (USD-SOFR + 1.99% on 7/25/2033)[2]	650	649
	Wells Fargo & Co. 6.491% 10/23/2034 (USD-SOFR + 2.06% on 10/23/2033)[2]	3,521	3,744
	Wells Fargo & Co. 5.211% 12/3/2035 (USD-SOFR + 1.38% on 12/3/2034)[2]	1,932	1,881
			245,595

Energy 12.27%
	3R Lux SARL 9.75% 2/5/2031[1]	1,598	1,654
	Apache Corp. 5.10% 9/1/2040	175	153
	Apache Corp. 5.25% 2/1/2042	2,800	2,430
	Archrock Partners, LP 6.625% 9/1/2032[1]	565	565
	Ascent Resources Utica Holdings, LLC 5.875% 6/30/2029[1]	750	731
	Ascent Resources Utica Holdings, LLC 6.625% 10/15/2032[1]	460	458
	Baytex Energy Corp. 8.50% 4/30/2030[1]	2,780	2,843
	Baytex Energy Corp. 7.375% 3/15/2032[1]	1,960	1,912
	Blue Racer Midstream, LLC 7.00% 7/15/2029[1]	605	619
	Borr IHC, Ltd. 10.00% 11/15/2028[1]	2,402	2,400
	Borr IHC, Ltd. 10.375% 11/15/2030[1]	2,807	2,803
	BP Capital Markets America, Inc. 4.893% 9/11/2033	591	572
	California Resources Corp. 7.125% 2/1/2026[1]	240	240
	Cheniere Energy Partners, LP 3.25% 1/31/2032	1,975	1,714
	Cheniere Energy Partners, LP 5.95% 6/30/2033	2,095	2,146
	CITGO Petroleum Corp. 8.375% 1/15/2029[1]	555	572
	Civitas Resources, Inc. 5.00% 10/15/2026[1]	355	351
	Civitas Resources, Inc. 8.375% 7/1/2028[1]	1,807	1,879
	Civitas Resources, Inc. 8.625% 11/1/2030[1]	3,318	3,478
	Civitas Resources, Inc. 8.75% 7/1/2031[1]	3,933	4,105
	CNX Resources Corp. 7.375% 1/15/2031[1]	3,494	3,593

Capital Group Fixed Income ETF Trust	136

Capital Group U.S. Multi-Sector Income ETF  (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
	CNX Resources Corp. 7.25% 3/1/2032[1]	USD3,052	$3,118
	Comstock Resources, Inc. 6.75% 3/1/2029[1]	1,514	1,477
	Comstock Resources, Inc. 5.875% 1/15/2030[1]	3,850	3,594
	ConocoPhillips Co. 5.55% 3/15/2054	1,061	1,021
	ConocoPhillips Co. 5.50% 1/15/2055	2,250	2,142
	Crescent Energy Finance, LLC 9.25% 2/15/2028[1]	2,006	2,098
	Crescent Energy Finance, LLC 7.625% 4/1/2032[1]	3,530	3,515
	Crescent Energy Finance, LLC 7.375% 1/15/2033[1]	3,629	3,528
	Diamondback Energy, Inc. 5.15% 1/30/2030	313	314
	Diamondback Energy, Inc. 5.40% 4/18/2034	3,381	3,326
	Diamondback Energy, Inc. 5.75% 4/18/2054	2,996	2,814
	Diamondback Energy, Inc. 5.90% 4/18/2064	1,211	1,138
	DT Midstream, Inc. 4.375% 6/15/2031[1]	750	685
	Ecopetrol SA 7.75% 2/1/2032	2,100	2,040
	Ecopetrol SA 8.875% 1/13/2033	1,885	1,922
	Ecopetrol SA 8.375% 1/19/2036	4,365	4,213
	Encino Acquisition Partners Holdings, LLC 8.75% 5/1/2031[1]	3,515	3,712
	Eni SpA 5.50% 5/15/2034[1]	3,554	3,515
	Eni SpA 5.95% 5/15/2054[1]	3,709	3,564
	Enterprise Products Operating, LLC 4.95% 2/15/2035	399	386
	EOG Resources, Inc. 5.65% 12/1/2054	4,680	4,587
	EQM Midstream Partners, LP 6.375% 4/1/2029[1]	350	351
	EQM Midstream Partners, LP 4.75% 1/15/2031[1]	3,556	3,347
	Expand Energy Corp. 5.875% 2/1/2029[1]	555	551
	Expand Energy Corp. 4.75% 2/1/2032	285	265
	Genesis Energy, LP 8.00% 1/15/2027	93	95
	Genesis Energy, LP 8.25% 1/15/2029	1,895	1,916
	Genesis Energy, LP 8.875% 4/15/2030	2,470	2,516
	Genesis Energy, LP 7.875% 5/15/2032	1,340	1,314
	Global Partners, LP 8.25% 1/15/2032[1]	2,115	2,177
	GreenSaif Pipelines Bidco SARL 5.852% 2/23/2036[1]	3,110	3,074
	Gulfport Energy Operating Corp. 6.75% 9/1/2029[1]	420	423
	Harvest Midstream I, LP 7.50% 9/1/2028[1]	875	884
	Harvest Midstream I, LP 7.50% 5/15/2032[1]	1,734	1,767
	Hilcorp Energy I, LP 6.00% 4/15/2030[1]	900	850
	Hilcorp Energy I, LP 6.25% 4/15/2032[1]	3,430	3,172
	Hilcorp Energy I, LP 8.375% 11/1/2033[1]	2,480	2,534
	Kinetik Holdings, LP 6.625% 12/15/2028[1]	520	532
	Kraken Oil & Gas Partners, LLC 7.625% 8/15/2029[1]	2,530	2,438
	Leviathan Bond, Ltd. 6.75% 6/30/2030[1]	980	930
	Matador Resources Co. 6.25% 4/15/2033[1]	1,950	1,895
	MEG Energy Corp. 5.875% 2/1/2029[1]	105	103
	MPLX, LP 5.00% 3/1/2033	375	360
	Murphy Oil Corp. 6.00% 10/1/2032	2,275	2,188
	Nabors Industries, Inc. 7.375% 5/15/2027[1]	2,125	2,124
	Nabors Industries, Inc. 9.125% 1/31/2030[1]	2,835	2,886
	NewCo Holding USD 20 SARL 9.375% 11/7/2029[1]	5,200	5,184
	NFE Financing, LLC 12.00% 11/15/2029[1]	15,029	15,802
	NGL Energy Operating, LLC 8.125% 2/15/2029[1]	2,125	2,155
	NGL Energy Operating, LLC 8.375% 2/15/2032[1]	2,270	2,290
	Noble Finance II, LLC 8.00% 4/15/2030[1]	4,685	4,736
	Northern Oil and Gas, Inc. 8.125% 3/1/2028[1]	2,550	2,591
	Northern Oil and Gas, Inc. 8.75% 6/15/2031[1]	2,741	2,833
	Occidental Petroleum Corp. 5.55% 10/1/2034	4,940	4,808
	Permian Resources Operating, LLC 8.00% 4/15/2027[1]	162	166
	Permian Resources Operating, LLC 5.875% 7/1/2029[1]	830	815
	Permian Resources Operating, LLC 9.875% 7/15/2031[1]	1,755	1,931
	Permian Resources Operating, LLC 7.00% 1/15/2032[1]	3,150	3,201
	Permian Resources Operating, LLC 6.25% 2/1/2033[1]	1,260	1,245
	Petroleos Mexicanos 4.50% 1/23/2026	166	160
	Petroleos Mexicanos 6.875% 8/4/2026	1,439	1,415
	Petroleos Mexicanos 6.49% 1/23/2027	3,698	3,589
	Petroleos Mexicanos 6.50% 3/13/2027	800	774

137	Capital Group Fixed Income ETF Trust

Capital Group U.S. Multi-Sector Income ETF  (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
	Petroleos Mexicanos 5.95% 1/28/2031	USD2,363	$1,997
	Petroleos Mexicanos 6.70% 2/16/2032	3,314	2,886
	Petroleos Mexicanos 10.00% 2/7/2033	1,665	1,730
	Petroleos Mexicanos 6.95% 1/28/2060	1,675	1,151
	Range Resources Corp. 4.75% 2/15/2030[1]	320	301
	Saturn Oil & Gas, Inc. 9.625% 6/15/2029[1]	1,328	1,292
	Saudi Arabian Oil Co. 5.75% 7/17/2054[1]	2,425	2,272
	Shell International Finance BV 3.00% 11/26/2051	1,400	887
	South Bow USA Infrastructure Holdings, LLC 6.176% 10/1/2054[1]	778	754
	Summit Midstream Holdings, LLC 8.625% 10/31/2029[1]	1,600	1,661
	Sunoco, LP 7.00% 5/1/2029[1]	1,410	1,448
	Sunoco, LP 4.50% 5/15/2029	1,551	1,463
	Sunoco, LP 7.25% 5/1/2032[1]	4,039	4,175
	Superior Plus, LP 4.50% 3/15/2029[1]	50	45
	Talos Production, Inc. 9.00% 2/1/2029[1]	1,275	1,309
	Talos Production, Inc. 9.375% 2/1/2031[1]	1,720	1,755
	TotalEnergies Capital International SA 3.127% 5/29/2050	2,710	1,777
	TotalEnergies Capital SA 4.724% 9/10/2034	1,082	1,041
	Transocean Aquila, Ltd. 8.00% 9/30/2028[1]	2,880	2,959
	Transocean Poseidon, Ltd. 6.875% 2/1/2027[1]	205	206
	Transocean Titan Financing, Ltd. 8.375% 2/1/2028[1]	847	865
	Transocean, Inc. 8.00% 2/1/2027[1]	361	362
	Transocean, Inc. 8.25% 5/15/2029[1]	850	833
	Transocean, Inc. 8.75% 2/15/2030[1]	3,699	3,831
	Transocean, Inc. 8.50% 5/15/2031[1]	1,150	1,129
	Transocean, Inc. 6.80% 3/15/2038	1,550	1,272
	Transportadora de Gas del Sur SA 8.50% 7/24/2031[1]	810	846
	USA Compression Partners, LP 7.125% 3/15/2029[1]	2,102	2,141
	Vallourec SA 7.50% 4/15/2032[1]	1,435	1,489
	Venture Global Calcasieu Pass, LLC 6.25% 1/15/2030[1]	3,574	3,610
	Venture Global Calcasieu Pass, LLC 4.125% 8/15/2031[1]	1,567	1,405
	Vista Energy Argentina S.A.U 7.625% 12/10/2035[1]	3,710	3,691
	Vital Energy, Inc. 7.875% 4/15/2032[1]	3,900	3,756
	Wildfire Intermediate Holdings, LLC 7.50% 10/15/2029[1]	2,695	2,600
			239,253

Health care 9.12%
	AbbVie, Inc. 4.80% 3/15/2029	750	750
	AbbVie, Inc. 4.95% 3/15/2031	700	700
	AbbVie, Inc. 5.05% 3/15/2034	6,961	6,880
	AbbVie, Inc. 5.35% 3/15/2044	350	341
	AbbVie, Inc. 5.40% 3/15/2054	6,711	6,466
	AbbVie, Inc. 5.50% 3/15/2064	2,077	1,985
	AdaptHealth, LLC 6.125% 8/1/2028[1]	265	260
	AdaptHealth, LLC 4.625% 8/1/2029[1]	2,979	2,682
	AdaptHealth, LLC 5.125% 3/1/2030[1]	3,759	3,426
	Amgen, Inc. 5.25% 3/2/2030	461	465
	Amgen, Inc. 4.20% 3/1/2033	4,415	4,096
	Amgen, Inc. 5.25% 3/2/2033	3,623	3,598
	Amgen, Inc. 3.00% 1/15/2052	3,500	2,210
	Amgen, Inc. 5.65% 3/2/2053	6,256	6,028
	Amgen, Inc. 5.75% 3/2/2063	2,250	2,160
	Astrazeneca Finance, LLC 4.85% 2/26/2029	750	752
	Astrazeneca Finance, LLC 5.00% 2/26/2034	1,505	1,489
	Avantor Funding, Inc. 3.875% 11/1/2029[1]	941	861
	Bausch Health Americas, Inc. 8.50% 1/31/2027[1]	115	95
	Bausch Health Companies, Inc. 5.50% 11/1/2025[1]	425	415
	Bausch Health Companies, Inc. 9.00% 12/15/2025[1]	250	243
	Bausch Health Companies, Inc. 5.00% 2/15/2029[1]	125	74
	Baxter International, Inc. 2.539% 2/1/2032	2,942	2,455
	Baxter International, Inc. 3.132% 12/1/2051	1,475	916
	Bayer US Finance, LLC 6.50% 11/21/2033[1]	2,329	2,371

Capital Group Fixed Income ETF Trust	138

Capital Group U.S. Multi-Sector Income ETF  (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Health care (continued)
	Bayer US Finance, LLC 6.875% 11/21/2053[1]	USD2,000	$2,018
	Becton, Dickinson and Co. 5.081% 6/7/2029	631	635
	Becton, Dickinson and Co. 5.11% 2/8/2034	1,400	1,380
	Biocon Biologics Global PLC 6.67% 10/9/2029[1]	200	192
	Bristol-Myers Squibb Co. 4.90% 2/22/2029	200	201
	Bristol-Myers Squibb Co. 5.10% 2/22/2031	675	679
	Bristol-Myers Squibb Co. 5.20% 2/22/2034	4,780	4,776
	Bristol-Myers Squibb Co. 5.50% 2/22/2044	225	224
	Bristol-Myers Squibb Co. 6.25% 11/15/2053	3,022	3,204
	Bristol-Myers Squibb Co. 5.55% 2/22/2054	4,751	4,612
	Bristol-Myers Squibb Co. 6.40% 11/15/2063	666	714
	Bristol-Myers Squibb Co. 5.65% 2/22/2064	475	458
	CHS / Community Health Systems, Inc. 5.625% 3/15/2027[1]	2,555	2,455
	Cigna Group (The) 5.25% 2/15/2034	625	613
	Concentra Escrow Issuer Corp. 6.875% 7/15/2032[1]	200	204
	CVS Health Corp. 5.70% 6/1/2034	5,370	5,281
	CVS Health Corp. 6.00% 6/1/2044	750	710
	CVS Health Corp. 5.875% 6/1/2053	2,859	2,625
	CVS Health Corp. 6.05% 6/1/2054	4,669	4,383
	CVS Health Corp. 6.00% 6/1/2063	838	765
	DaVita, Inc. 6.875% 9/1/2032[1]	4,475	4,515
	Elevance Health, Inc. 5.20% 2/15/2035	5,510	5,384
	Elevance Health, Inc. 5.70% 2/15/2055	2,810	2,711
	Eli Lilly and Co. 4.60% 8/14/2034	380	365
	Endo Finance Holdings, Inc. 8.50% 4/15/2031[1]	4,009	4,253
	Endo International PLC, Term Loan B, (3-month USD CME Term SOFR + 4.00%) 8.745% 4/23/2031[3,4]	923	930
	Gilead Sciences, Inc. 5.25% 10/15/2033	1,969	1,977
	Gilead Sciences, Inc. 5.10% 6/15/2035	2,204	2,169
	Gilead Sciences, Inc. 5.55% 10/15/2053	658	648
	Grifols, SA 7.50% 5/1/2030	EUR1,700	1,848
	Humana, Inc. 5.95% 3/15/2034	USD100	101
	Humana, Inc. 5.75% 4/15/2054	3,317	3,077
	Johnson & Johnson 4.90% 6/1/2031	1,100	1,107
	Johnson & Johnson 5.25% 6/1/2054	450	440
	Medline Borrower, LP 5.25% 10/1/2029[1]	2,200	2,125
	Molina Healthcare, Inc. 6.25% 1/15/2033[1]	1,765	1,746
	Owens & Minor, Inc. 4.50% 3/31/2029[1]	680	608
	Owens & Minor, Inc. 6.25% 4/1/2030[1]	5,735	5,383
	Perrigo Finance Unlimited Co. 6.125% 9/30/2032	1,895	1,855
	Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033	4,825	4,690
	Pfizer Investment Enterprises Pte., Ltd. 5.11% 5/19/2043	300	282
	Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053	3,238	3,034
	Radiology Partners, Inc. 3.50% PIK and 4.275% Cash 1/31/2029[1,5]	2,378	2,352
	Radiology Partners, Inc. 9.781% 2/15/2030[1]	2,393	2,236
	Radiology Partners, Inc., Term Loan B, (3-month USD CME Term SOFR + 5.00%) 1.50% PIK and 8.275% Cash 1/31/2029[3,4,5]	89	89
	Roche Holdings, Inc. 5.593% 11/13/2033[1]	1,779	1,841
	Roche Holdings, Inc. 4.985% 3/8/2034[1]	3,016	2,988
	Roche Holdings, Inc. 4.592% 9/9/2034[1]	2,882	2,764
	Sterigenics-Nordion Holdings, LLC 7.375% 6/1/2031[1]	2,845	2,886
	Surgery Center Holdings, Inc. 7.25% 4/15/2032[1]	615	628
	Tenet Healthcare Corp. 6.125% 10/1/2028	275	275
	Tenet Healthcare Corp. 6.75% 5/15/2031	710	718
	Teva Pharmaceutical Finance Netherlands III BV 6.75% 3/1/2028	3,015	3,081
	Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/9/2029	3,905	3,817
	Teva Pharmaceutical Finance Netherlands III BV 7.875% 9/15/2029	2,042	2,203
	Teva Pharmaceutical Finance Netherlands III BV 8.125% 9/15/2031	2,382	2,665
	Teva Pharmaceutical Finance Netherlands III BV 4.10% 10/1/2046	846	609
	UnitedHealth Group, Inc. 5.00% 4/15/2034	2,480	2,421
	UnitedHealth Group, Inc. 5.15% 7/15/2034	6,655	6,570
	UnitedHealth Group, Inc. 5.50% 7/15/2044	1,375	1,335

139	Capital Group Fixed Income ETF Trust

Capital Group U.S. Multi-Sector Income ETF  (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Health care (continued)
	UnitedHealth Group, Inc. 2.90% 5/15/2050	USD394	$244
	UnitedHealth Group, Inc. 5.625% 7/15/2054	300	291
	Viatris, Inc. 4.00% 6/22/2050	1,211	826
			177,934

Consumer discretionary 5.55%
	Advance Auto Parts, Inc. 3.90% 4/15/2030	5,196	4,636
	Advance Auto Parts, Inc. 3.50% 3/15/2032	4,891	4,056
	Aimbridge Acquisition Co., Inc., Term Loan B, (3-month USD CME Term SOFR + 3.75%) 8.597% 2/2/2026[3,4]	1,900	1,241
	Aimbridge Acquisition Co., Inc., Term Loan B, (3-month USD CME Term SOFR + 4.75%) 9.597% 2/2/2026[3,4]	83	54
	Allied Universal Holdco, LLC 9.75% 7/15/2027[1]	300	302
	Allied Universal Holdco, LLC 4.625% 6/1/2028[1]	3,169	2,999
	Allwyn Entertainment Financing (UK) PLC 7.875% 4/30/2029[1]	875	903
	Asbury Automotive Group, Inc. 4.625% 11/15/2029[1]	3,525	3,285
	Atlas LuxCo 4 SARL 4.625% 6/1/2028[1]	1,030	971
	Bath & Body Works, Inc. 6.875% 11/1/2035	3,690	3,781
	Bath & Body Works, Inc. 6.75% 7/1/2036	1,550	1,577
	Boyd Gaming Corp. 4.75% 12/1/2027	1,020	988
	Boyne USA, Inc. 4.75% 5/15/2029[1]	1,010	958
	Caesars Entertainment, Inc. 4.625% 10/15/2029[1]	1,410	1,321
	Caesars Entertainment, Inc. 7.00% 2/15/2030[1]	642	654
	Caesars Entertainment, Inc. 6.50% 2/15/2032[1]	1,750	1,759
	Carnival Corp. 6.00% 5/1/2029[1]	3,068	3,063
	Carnival Corp. 7.00% 8/15/2029[1]	575	599
	Clarios Global, LP 8.50% 5/15/2027[1]	351	352
	Cougar JV Subsidiary, LLC 8.00% 5/15/2032[1]	1,485	1,543
	Daimler Trucks Finance North America, LLC 5.375% 6/25/2034[1]	1,717	1,705
	Fertitta Entertainment, LLC 4.625% 1/15/2029[1]	1,425	1,327
	First Student Bidco, Inc. 4.00% 7/31/2029[1]	3,707	3,406
	Ford Motor Co. 7.45% 7/16/2031	375	403
	Ford Motor Co. 5.291% 12/8/2046	261	224
	Ford Motor Credit Co., LLC 2.70% 8/10/2026	100	96
	Ford Motor Credit Co., LLC 5.85% 5/17/2027	699	707
	Ford Motor Credit Co., LLC 4.95% 5/28/2027	350	347
	Ford Motor Credit Co., LLC 3.815% 11/2/2027	607	582
	Ford Motor Credit Co., LLC 6.798% 11/7/2028	1,050	1,088
	Ford Motor Credit Co., LLC 7.20% 6/10/2030	500	527
	Ford Motor Credit Co., LLC 6.054% 11/5/2031	3,213	3,188
	Ford Motor Credit Co., LLC 7.122% 11/7/2033	650	679
	Ford Motor Credit Co., LLC 6.125% 3/8/2034	750	734
	Ford Otomotiv Sanayi AS 7.125% 4/25/2029[1]	889	892
	General Motors Financial Co., Inc. 5.45% 9/6/2034	4,531	4,401
	Genting New York, LLC 7.25% 10/1/2029[1]	420	433
	Great Canadian Gaming Corp. 8.75% 11/15/2029[1]	865	886
	Hanesbrands, Inc. 9.00% 2/15/2031[1]	1,499	1,600
	Hanesbrands, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.75%) 8.107% 3/8/2030[3,4]	18	18
	Harley-Davidson Financial Services, Inc. 5.95% 6/11/2029[1]	2,704	2,709
	Home Depot, Inc. 4.75% 6/25/2029	790	792
	Home Depot, Inc. 4.85% 6/25/2031	591	591
	Home Depot, Inc. 4.95% 6/25/2034	2,990	2,951
	Home Depot, Inc. 5.30% 6/25/2054	221	212
	Home Depot, Inc. 5.40% 6/25/2064	2,010	1,929
	International Game Technology PLC 5.25% 1/15/2029[1]	200	195
	LCM Investments Holdings II, LLC 4.875% 5/1/2029[1]	1,075	1,005
	LCM Investments Holdings II, LLC 8.25% 8/1/2031[1]	535	556
	Levi Strauss & Co. 3.50% 3/1/2031[1]	2,425	2,126
	Light and Wonder International, Inc. 7.50% 9/1/2031[1]	2,300	2,371
	Lithia Motors, Inc. 3.875% 6/1/2029[1]	1,976	1,808
	Marriott International, Inc. 5.35% 3/15/2035	260	256

Capital Group Fixed Income ETF Trust	140

Capital Group U.S. Multi-Sector Income ETF  (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
	McDonald’s Corp. 5.00% 5/17/2029	USD328	$330
	Newell Brands, Inc. 6.375% 5/15/2030	3,900	3,916
	Newell Brands, Inc. 6.625% 5/15/2032	1,215	1,225
	Newell Brands, Inc. 6.875% 4/1/2036[2]	1,090	1,105
	Party City Holdings, Inc. 12.00% PIK 1/11/2029[1,5,6]	74	7
	RHP Hotel Properties, LP 7.25% 7/15/2028[1]	79	82
	RHP Hotel Properties, LP 4.50% 2/15/2029[1]	2,281	2,158
	Royal Caribbean Cruises, Ltd. 4.25% 7/1/2026[1]	565	555
	Royal Caribbean Cruises, Ltd. 5.50% 4/1/2028[1]	1,927	1,914
	Royal Caribbean Cruises, Ltd. 5.625% 9/30/2031[1]	2,000	1,969
	Sally Holdings, LLC 6.75% 3/1/2032	3,159	3,169
	Service Corp. International 5.75% 10/15/2032	735	714
	Sonic Automotive, Inc. 4.625% 11/15/2029[1]	814	752
	Sonic Automotive, Inc. 4.875% 11/15/2031[1]	2,254	2,024
	Station Casinos, LLC 6.625% 3/15/2032[1]	1,070	1,064
	Universal Entertainment Corp. 9.875% 8/1/2029[1]	2,710	2,705
	Vail Resorts, Inc. 6.50% 5/15/2032[1]	731	740
	Valvoline, Inc. 3.625% 6/15/2031[1]	1,685	1,444
	WASH Multifamily Acquisition, Inc. 5.75% 4/15/2026[1]	995	992
	Wyndham Hotels & Resorts, Inc. 4.375% 8/15/2028[1]	1,618	1,544
	Wynn Macau, Ltd. 5.625% 8/26/2028	450	434
	Wynn Resorts Finance, LLC 7.125% 2/15/2031[1]	3,463	3,609
			108,238

Materials 4.87%
	Ardagh Metal Packaging Finance PLC 4.00% 9/1/2029[1]	405	348
	ATI, Inc. 4.875% 10/1/2029	1,232	1,175
	ATI, Inc. 7.25% 8/15/2030	349	360
	Avient Corp. 6.25% 11/1/2031[1]	210	207
	Axalta Coating Systems Dutch Holding B BV 7.25% 2/15/2031[1]	834	864
	Axalta Coating Systems, LLC 4.75% 6/15/2027[1]	625	613
	BHP Billiton Finance (USA), Ltd. 4.90% 2/28/2033	36	35
	BHP Billiton Finance (USA), Ltd. 5.25% 9/8/2033	2,801	2,816
	BHP Billiton Finance (USA), Ltd. 5.50% 9/8/2053	286	280
	Braskem Idesa SAPI 6.99% 2/20/2032	5,685	4,184
	Braskem Netherlands Finance BV 8.75% 1/12/2031[1]	2,218	2,226
	Braskem Netherlands Finance BV 7.25% 2/13/2033[1]	2,575	2,383
	Braskem Netherlands Finance BV 8.00% 10/15/2034[1]	3,950	3,770
	Celanese US Holdings, LLC 6.35% 11/15/2028	131	134
	Celanese US Holdings, LLC 6.379% 7/15/2032	1,760	1,789
	Celanese US Holdings, LLC 6.70% 11/15/2033	3,584	3,721
	Cleveland-Cliffs, Inc. 6.875% 11/1/2029[1]	3,200	3,169
	Cleveland-Cliffs, Inc. 7.00% 3/15/2032[1]	300	295
	Cleveland-Cliffs, Inc. 7.375% 5/1/2033[1]	755	743
	Consolidated Energy Finance SA 12.00% 2/15/2031[1]	4,758	4,573
	Dow Chemical Co. (The) 5.15% 2/15/2034	283	277
	Dow Chemical Co. (The) 6.90% 5/15/2053	925	1,019
	Dow Chemical Co. (The) 5.60% 2/15/2054	1,766	1,672
	Element Solutions, Inc. 3.875% 9/1/2028[1]	1,730	1,642
	First Quantum Minerals, Ltd. 6.875% 10/15/2027[1]	3,220	3,217
	First Quantum Minerals, Ltd. 9.375% 3/1/2029[1]	4,319	4,598
	FXI Holdings, Inc. 12.25% 11/15/2026[1]	5,277	5,046
	International Flavors & Fragrances, Inc. 3.468% 12/1/2050[1]	3,451	2,263
	LSB Industries, Inc. 6.25% 10/15/2028[1]	3,062	2,972
	Magnera Corp. 7.25% 11/15/2031[1]	3,550	3,470
	Mauser Packaging Solutions Holding Co. 7.875% 4/15/2027[1]	585	598
	Mineral Resources, Ltd. 8.125% 5/1/2027[1]	845	849
	Mineral Resources, Ltd. 9.25% 10/1/2028[1]	1,420	1,492
	Mineral Resources, Ltd. 8.50% 5/1/2030[1]	1,725	1,762
	NOVA Chemicals Corp. 5.25% 6/1/2027[1]	685	666
	NOVA Chemicals Corp. 4.25% 5/15/2029[1]	735	666
	Novelis Corp. 3.875% 8/15/2031[1]	4,305	3,711

141	Capital Group Fixed Income ETF Trust

Capital Group U.S. Multi-Sector Income ETF  (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Materials (continued)
	OCI NV 6.70% 3/16/2033[1]	USD3,522	$3,553
	Owens-Brockway Glass Container, Inc. 7.375% 6/1/2032[1]	2,500	2,394
	PT Krakatau Posco 6.375% 6/11/2029	1,500	1,500
	Sasol Financing USA, LLC 8.75% 5/3/2029[7]	1,700	1,727
	Sasol Financing USA, LLC 8.75% 5/3/2029[1]	1,000	1,016
	Sasol Financing USA, LLC 5.50% 3/18/2031	2,000	1,689
	SCIH Salt Holdings, Inc. 4.875% 5/1/2028[1]	553	521
	SCIH Salt Holdings, Inc. 6.625% 5/1/2029[1]	3,375	3,208
	Sealed Air Corp. 4.00% 12/1/2027[1]	1,425	1,367
	Sealed Air Corp. 6.125% 2/1/2028[1]	1,404	1,410
	Stillwater Mining Co. 4.00% 11/16/2026[7]	1,019	968
	Summit Materials, LLC 5.25% 1/15/2029[1]	619	624
	Summit Materials, LLC 7.25% 1/15/2031[1]	1,816	1,929
	Trivium Packaging Finance BV 8.50% 8/15/2027[1]	2,063	2,062
	Vale Overseas, Ltd. 6.40% 6/28/2054	694	683
	Venator Material, LLC, Term Loan, (3-month USD CME Term SOFR + 2.00%) 7.286% 1/16/2026[3,4]	9	9
	Venator Material, LLC, Term Loan, (USD-SOFR + 10.00%) 8.00% PIK and 2.00% Cash 10/10/2028[3,4,5]	15	15
	Veritiv Operating Co. 10.50% 11/30/2030[1]	650	701
			94,981

Industrials 4.54%
	AAR Escrow Issuer, LLC 6.75% 3/15/2029[1]	199	202
	Ambipar Lux SARL 9.875% 2/6/2031[1]	995	994
	Amentum Escrow Corp., Term Loan, (3-month USD CME Term SOFR + 2.25%) 6.607% 9/29/2031[3,4]	525	524
	Amentum Holdings, Inc. 7.25% 8/1/2032[1]	3,155	3,183
	American Airlines, Inc. 8.50% 5/15/2029[1]	1,250	1,313
	Automatic Data Processing, Inc. 4.45% 9/9/2034	2,299	2,190
	Avis Budget Car Rental, LLC 4.75% 4/1/2028[1]	1,000	936
	Avis Budget Car Rental, LLC 8.25% 1/15/2030[1]	1,771	1,828
	Avis Budget Car Rental, LLC 8.00% 2/15/2031[1]	735	753
	Boeing Co. (The) 5.15% 5/1/2030	2,227	2,197
	Boeing Co. (The) 6.528% 5/1/2034	2,404	2,520
	Boeing Co. (The) 5.705% 5/1/2040	730	695
	Boeing Co. (The) 5.805% 5/1/2050	185	172
	Boeing Co. (The) 6.858% 5/1/2054	2,544	2,706
	Boeing Co. (The) 5.93% 5/1/2060	1,355	1,257
	Canadian National Railway Co. 4.375% 9/18/2034	375	353
	Clarivate Science Holdings Corp. 3.875% 7/1/2028[1]	340	317
	Clean Harbors, Inc. 6.375% 2/1/2031[1]	45	45
	CoreLogic, Inc. 4.50% 5/1/2028[1]	2,800	2,620
	CSX Corp. 2.50% 5/15/2051	220	128
	Dun & Bradstreet Corp. (The) 5.00% 12/15/2029[1]	439	419
	Enviri Corp. 5.75% 7/31/2027[1]	1,070	1,024
	EquipmentShare.com, Inc. 9.00% 5/15/2028[1]	1,570	1,631
	EquipmentShare.com, Inc. 8.625% 5/15/2032[1]	3,900	4,081
	EquipmentShare.com, Inc. 8.00% 3/15/2033[1]	1,380	1,403
	Fortress Transportation and Infrastructure Investors, LLC 5.875% 4/15/2033[1]	2,650	2,560
	Garda World Security Corp. 8.375% 11/15/2032[1]	2,310	2,354
	Herc Holdings, Inc. 6.625% 6/15/2029[1]	1,320	1,338
	Hertz Corp. (The) 4.625% 12/1/2026[1]	1,125	952
	Hertz Corp. (The) 12.625% 7/15/2029[1]	1,190	1,269
	Hertz Corp. (The), Term Loan B-EXIT, (3-month USD CME Term SOFR + 3.50%) 7.971% 6/30/2028[3,4]	416	375
	Hertz Corp. (The), Term Loan C-EXIT, (3-month USD CME Term SOFR + 3.50%) 7.971% 6/30/2028[3,4]	81	73
	Honeywell International, Inc. 5.00% 3/1/2035	1,669	1,636
	Icahn Enterprises, LP 6.25% 5/15/2026	1,547	1,535
	Icahn Enterprises, LP 5.25% 5/15/2027	5,020	4,757
	Icahn Enterprises, LP 9.75% 1/15/2029	1,960	1,968

Capital Group Fixed Income ETF Trust	142

Capital Group U.S. Multi-Sector Income ETF  (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Industrials (continued)
	Icahn Enterprises, LP 10.00% 11/15/2029[1]	USD405	$407
	IRB Infrastructure Developers, Ltd. 7.11% 3/11/2032[1]	435	441
	Johnson Controls International PLC 4.90% 12/1/2032	426	415
	LATAM Airlines Group SA 7.875% 4/15/2030[1]	755	765
	Lima Metro Line 2 Finance, Ltd. 5.875% 7/5/2034	501	500
	Lockheed Martin Corp. 4.80% 8/15/2034	342	332
	Miter Brands Acquisition Holdco, Inc. 6.75% 4/1/2032[1]	608	611
	NESCO Holdings II, Inc. 5.50% 4/15/2029[1]	5,690	5,286
	Norfolk Southern Corp. 5.05% 8/1/2030	57	58
	Norfolk Southern Corp. 4.45% 3/1/2033	15	14
	Norfolk Southern Corp. 5.35% 8/1/2054	2,926	2,788
	Northrop Grumman Corp. 4.90% 6/1/2034	850	830
	PM General Purchaser, LLC 9.50% 10/1/2028[1]	268	266
	Regal Rexnord Corp. 6.30% 2/15/2030	1,299	1,337
	Regal Rexnord Corp. 6.40% 4/15/2033	4,155	4,289
	Reworld Holding Corp. 4.875% 12/1/2029[1]	3,310	3,065
	RTX Corp. 5.15% 2/27/2033	250	248
	RTX Corp. 6.10% 3/15/2034	469	494
	Sensata Technologies BV 4.00% 4/15/2029[1]	2,200	2,021
	Sensata Technologies, Inc. 3.75% 2/15/2031[1]	1,583	1,386
	Spirit AeroSystems, Inc. 4.60% 6/15/2028	449	426
	Spirit AeroSystems, Inc. 9.375% 11/30/2029[1]	285	305
	Spirit AeroSystems, Inc. 9.75% 11/15/2030[1]	660	731
	Spirit AeroSystems, Inc., Term Loan, (3-month CME Term SOFR + 4.25%) 9.085% 1/15/2027[3,4]	20	20
	TransDigm, Inc. 6.375% 3/1/2029[1]	300	301
	Union Pacific Corp. 2.95% 3/10/2052	508	321
	Union Pacific Corp. 4.95% 5/15/2053	1,510	1,381
	United Rentals (North America), Inc. 5.25% 1/15/2030	385	374
	United Rentals (North America), Inc. 6.125% 3/15/2034[1]	1,750	1,739
	Waste Management, Inc. 4.95% 3/15/2035	3,965	3,867
	WESCO Distribution, Inc. 7.25% 6/15/2028[1]	435	443
	WESCO Distribution, Inc. 6.625% 3/15/2032[1]	850	865
			88,634

Communication services 4.48%
	AT&T, Inc. 5.40% 2/15/2034	825	829
	AT&T, Inc. 3.50% 9/15/2053	250	169
	AT&T, Inc. 3.55% 9/15/2055	240	162
	CCO Holdings, LLC 4.25% 2/1/2031[1]	845	737
	CCO Holdings, LLC 4.75% 2/1/2032[1]	1,025	901
	CCO Holdings, LLC 4.50% 5/1/2032	1,315	1,133
	CCO Holdings, LLC 4.50% 6/1/2033[1]	2,710	2,283
	CCO Holdings, LLC 4.25% 1/15/2034[1]	3,260	2,649
	Charter Communications Operating, LLC 2.30% 2/1/2032	960	761
	Charter Communications Operating, LLC 4.40% 4/1/2033	2,245	2,007
	Charter Communications Operating, LLC 6.65% 2/1/2034	1,230	1,267
	Charter Communications Operating, LLC 3.70% 4/1/2051	4,200	2,626
	Charter Communications Operating, LLC 5.25% 4/1/2053	3,605	2,916
	Comcast Corp. 4.80% 5/15/2033	61	59
	Comcast Corp. 5.30% 6/1/2034	2,427	2,425
	Comcast Corp. 2.887% 11/1/2051	2,495	1,502
	Comcast Corp. 5.65% 6/1/2054	2,068	2,001
	Connect Finco SARL 9.00% 9/15/2029[1]	6,895	6,289
	DIRECTV Financing, LLC 5.875% 8/15/2027[1]	2,575	2,512
	DISH Network Corp. 11.75% 11/15/2027[1]	2,775	2,943
	EchoStar Corp. 10.75% 11/30/2029	3,450	3,713
	Frontier Communications Holdings, LLC 5.00% 5/1/2028[1]	25	24
	Frontier Communications Holdings, LLC 6.75% 5/1/2029[1]	2,418	2,432
	Frontier Communications Holdings, LLC 5.875% 11/1/2029	675	672
	Frontier Communications Holdings, LLC 6.00% 1/15/2030[1]	356	356
	Frontier Communications Holdings, LLC 8.75% 5/15/2030[1]	50	53

143	Capital Group Fixed Income ETF Trust

Capital Group U.S. Multi-Sector Income ETF  (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Communication services (continued)
	Frontier Communications Holdings, LLC 8.625% 3/15/2031[1]	USD125	$133
	Gray Television, Inc. 10.50% 7/15/2029[1]	4,339	4,343
	Gray Television, Inc. 4.75% 10/15/2030[1]	351	192
	Gray Television, Inc. 5.375% 11/15/2031[1]	1,509	806
	Gray Television, Inc., Term Loan D, (3-month USD CME Term SOFR + 3.00%) 7.667% 12/1/2028[3,4]	1,000	925
	Gray Television, Inc., Term Loan B, (3-month USD CME Term SOFR + 5.25%) 9.803% 6/4/2029[3,4]	408	387
	Intelsat Jackson Holdings SA 6.50% 3/15/2030[1]	2,096	1,939
	Meta Platforms, Inc. 4.75% 8/15/2034	2,910	2,834
	Meta Platforms, Inc. 4.45% 8/15/2052	4,162	3,510
	Netflix, Inc. 5.375% 11/15/2029[1]	5	5
	Netflix, Inc. 4.90% 8/15/2034	200	196
	Netflix, Inc. 5.40% 8/15/2054	101	98
	News Corp. 3.875% 5/15/2029[1]	280	260
	Nexstar Media, Inc. 4.75% 11/1/2028[1]	3,775	3,524
	Sirius XM Radio, LLC 4.00% 7/15/2028[1]	1,425	1,315
	Sirius XM Radio, LLC 4.125% 7/1/2030[1]	2,766	2,417
	Sirius XM Radio, LLC 3.875% 9/1/2031[1]	7,105	5,954
	Tencent Holdings, Ltd. 3.24% 6/3/2050[1]	505	336
	Tencent Holdings, Ltd. 3.84% 4/22/2051	310	230
	T-Mobile USA, Inc. 2.55% 2/15/2031	100	86
	Univision Communications, Inc. 8.00% 8/15/2028[1]	3,990	4,067
	Univision Communications, Inc. 4.50% 5/1/2029[1]	3,755	3,365
	Univision Communications, Inc. 7.375% 6/30/2030[1]	4,700	4,502
	Univision Communications, Inc. 8.50% 7/31/2031[1]	1,820	1,787
	Verizon Communications, Inc. 3.55% 3/22/2051	310	219
	Verizon Communications, Inc. 3.875% 3/1/2052	324	239
	WMG Acquisition Corp. 3.875% 7/15/2030[1]	287	262
			87,352

Utilities 3.83%
	Aegea Finance SARL 9.00% 1/20/2031[1]	1,788	1,826
	Alabama Power Co. 5.85% 11/15/2033	160	166
	Baltimore Gas and Electric Co. 5.30% 6/1/2034	1,925	1,921
	CenterPoint Energy Houston Electric, LLC 5.05% 3/1/2035	265	259
	Comision Federal de Electricidad 6.45% 1/24/2035[1]	1,840	1,739
	Connecticut Light and Power Co. (The) 4.95% 8/15/2034	400	390
	Consumers Energy Co. 4.625% 5/15/2033	125	121
	Duke Energy Carolinas, LLC 5.35% 1/15/2053	275	262
	Duke Energy Corp. 4.50% 8/15/2032	329	314
	Duke Energy Florida, LLC 5.875% 11/15/2033	90	94
	Edison International 5.45% 6/15/2029	395	399
	Edison International 5.25% 3/15/2032	2,075	2,054
	Electricité de France SA 9.125% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033)[1,2]	1,700	1,922
	Eversource Energy 5.50% 1/1/2034	2,607	2,588
	FirstEnergy Corp. 2.65% 3/1/2030	995	883
	FirstEnergy Corp. 2.25% 9/1/2030	905	779
	Florida Power & Light Co. 5.30% 6/15/2034	2,850	2,860
	Georgia Power Co. 4.95% 5/17/2033	200	196
	Ithaca Energy (North Sea) PLC 8.125% 10/15/2029[1]	565	575
	MIWD Holdco II, LLC, Term Loan B2, (3-month USD CME Term SOFR + 3.00%) 7.357% 3/28/2031[3,4]	234	237
	Pacific Gas and Electric Co. 3.00% 6/15/2028	220	206
	Pacific Gas and Electric Co. 4.55% 7/1/2030	74	72
	Pacific Gas and Electric Co. 3.25% 6/1/2031	420	373
	Pacific Gas and Electric Co. 6.15% 1/15/2033	1,550	1,612
	Pacific Gas and Electric Co. 6.40% 6/15/2033	4,429	4,671
	Pacific Gas and Electric Co. 3.30% 8/1/2040	135	101
	Pacific Gas and Electric Co. 4.95% 7/1/2050	2,633	2,289
	Pacific Gas and Electric Co. 3.50% 8/1/2050	6,265	4,297

Capital Group Fixed Income ETF Trust	144

Capital Group U.S. Multi-Sector Income ETF  (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Utilities (continued)
	Pacific Gas and Electric Co. 6.70% 4/1/2053	USD1,980	$2,146
	Pacific Gas and Electric Co. 5.90% 10/1/2054	2,055	2,030
	PacifiCorp 5.30% 2/15/2031	370	373
	PacifiCorp 5.45% 2/15/2034	5,400	5,369
	PacifiCorp 3.30% 3/15/2051	695	452
	PacifiCorp 2.90% 6/15/2052	1,508	898
	PacifiCorp 5.35% 12/1/2053	950	874
	PacifiCorp 5.50% 5/15/2054	2,866	2,682
	PacifiCorp 5.80% 1/15/2055	2,625	2,554
	PECO Energy Co. 5.25% 9/15/2054	100	95
	PG&E Corp. 5.25% 7/1/2030	3,585	3,511
	PG&E Corp., junior subordinated, 7.375% 3/15/2055 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.883% on 3/15/2030)[2]	3,249	3,342
	Public Service Company of Colorado 3.20% 3/1/2050	1,050	698
	Public Service Company of Colorado 2.70% 1/15/2051	788	469
	Southern California Edison Co. 5.65% 10/1/2028	300	307
	Southern California Edison Co. 2.50% 6/1/2031	655	562
	Southern California Edison Co. 5.45% 6/1/2031	350	356
	Southern California Edison Co. 5.20% 6/1/2034	2,505	2,480
	Southern California Edison Co. 3.65% 2/1/2050	4,362	3,119
	Southern California Edison Co. 2.95% 2/1/2051	380	239
	Southern California Edison Co. 5.75% 4/15/2054	1,830	1,797
	Talen Energy Supply, LLC 8.625% 6/1/2030[1]	2,969	3,166
	Talen Energy Supply, LLC, Term Loan B, (3-month USD CME Term SOFR + 2.50%) 7.023% 5/17/2030[3,4]	64	64
	Union Electric Co. 5.125% 3/15/2055	50	46
	Xcel Energy, Inc. 5.45% 8/15/2033	2,106	2,090
	YPF Energia Electrica SA 7.875% 10/16/2032[1]	1,795	1,777
			74,702

Real estate 3.77%
	Anywhere Real Estate Group, LLC 5.25% 4/15/2030[1]	2,350	1,770
	Boston Properties, LP 2.55% 4/1/2032	1,722	1,395
	Boston Properties, LP 2.45% 10/1/2033	3,378	2,605
	Boston Properties, LP 6.50% 1/15/2034	1,434	1,504
	Boston Properties, LP 5.75% 1/15/2035	4,017	3,941
	Brookfield Property REIT, Inc. 5.75% 5/15/2026[1]	678	670
	Equinix Europe 2 Financing Corp., LLC 5.50% 6/15/2034	1,880	1,888
	Highwoods Realty, LP 7.65% 2/1/2034	2,605	2,897
	Howard Hughes Corp. (The) 5.375% 8/1/2028[1]	5	5
	Howard Hughes Corp. (The) 4.125% 2/1/2029[1]	3,362	3,109
	Howard Hughes Corp. (The) 4.375% 2/1/2031[1]	2,341	2,110
	Hudson Pacific Properties, LP 4.65% 4/1/2029	500	377
	Hudson Pacific Properties, LP 3.25% 1/15/2030	2,685	1,830
	Iron Mountain, Inc. 5.25% 7/15/2030[1]	85	81
	Iron Mountain, Inc. 6.25% 1/15/2033[1]	1,075	1,071
	Kennedy-Wilson, Inc. 4.75% 3/1/2029	3,325	3,020
	Kennedy-Wilson, Inc. 4.75% 2/1/2030	4,280	3,791
	Kennedy-Wilson, Inc. 5.00% 3/1/2031	6,140	5,396
	Kilroy Realty, LP 6.25% 1/15/2036	673	668
	Ladder Capital Finance Holdings LLLP 7.00% 7/15/2031[1]	435	448
	MPT Operating Partnership, LP 5.25% 8/1/2026	850	783
	MPT Operating Partnership, LP 5.00% 10/15/2027	4,915	4,148
	MPT Operating Partnership, LP 3.50% 3/15/2031	3,390	2,139
	Park Intermediate Holdings, LLC 4.875% 5/15/2029[1]	4,070	3,834
	Pebblebrook Hotel, LP 6.375% 10/15/2029[1]	345	342
	Prologis, LP 4.75% 6/15/2033	1,110	1,075
	Prologis, LP 5.125% 1/15/2034	1,585	1,563
	Prologis, LP 5.00% 3/15/2034	1,775	1,734
	Prologis, LP 5.00% 1/31/2035	1,830	1,784
	Prologis, LP 5.25% 3/15/2054	170	159
	RLJ Lodging Trust, LP 3.75% 7/1/2026[1]	140	136

145	Capital Group Fixed Income ETF Trust

Capital Group U.S. Multi-Sector Income ETF  (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Real estate (continued)
	Service Properties Trust 4.75% 10/1/2026	USD245	$232
	Service Properties Trust 4.95% 2/15/2027	1,816	1,699
	Service Properties Trust 3.95% 1/15/2028	2,625	2,201
	Service Properties Trust 8.375% 6/15/2029	1,185	1,147
	Service Properties Trust 4.95% 10/1/2029	4,079	3,249
	Service Properties Trust 4.375% 2/15/2030	7,040	5,327
	Service Properties Trust 8.625% 11/15/2031[1]	3,287	3,436
			73,564

Consumer staples 3.75%
	Albertsons Companies, Inc. 3.50% 3/15/2029[1]	275	251
	Anheuser-Busch InBev Worldwide, Inc. 5.00% 6/15/2034	880	870
	B&G Foods, Inc. 5.25% 9/15/2027	990	948
	B&G Foods, Inc. 8.00% 9/15/2028[1]	2,118	2,180
	BAT Capital Corp. 6.421% 8/2/2033	1,935	2,046
	BAT Capital Corp. 6.00% 2/20/2034	55	57
	BAT Capital Corp. 7.081% 8/2/2053	3,144	3,452
	Campbells Co. (The) 5.20% 3/21/2029	215	217
	Campbells Co. (The) 4.75% 3/23/2035	4,714	4,447
	Campbells Co. (The) 5.25% 10/13/2054	616	557
	Central Garden & Pet Co. 4.125% 4/30/2031[1]	5,400	4,780
	Coca-Cola Co. 5.00% 5/13/2034	788	789
	Coca-Cola Co. 4.65% 8/14/2034	870	847
	Coca-Cola Co. 5.20% 1/14/2055	2,451	2,330
	Coca-Cola Consolidated, Inc. 5.45% 6/1/2034	1,572	1,584
	Constellation Brands, Inc. 2.25% 8/1/2031	1,660	1,382
	Constellation Brands, Inc. 4.75% 5/9/2032	2,010	1,935
	Constellation Brands, Inc. 4.90% 5/1/2033	489	472
	Coty, Inc. 6.625% 7/15/2030[1]	1,030	1,048
	Darling Ingredients, Inc. 6.00% 6/15/2030[1]	1,450	1,432
	Fiesta Purchaser, Inc. 10.00% 9/30/2032[1]	425	446
	Fiesta Purchaser, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.75%) 7.603% 2/12/2031[3,4]	234	232
	Imperial Brands Finance PLC 5.875% 7/1/2034[1]	1,425	1,421
	Ingles Markets, Inc. 4.00% 6/15/2031[1]	3,224	2,857
	Kroger Co. 5.00% 9/15/2034	1,411	1,367
	Kroger Co. 5.50% 9/15/2054	617	582
	Kronos Acquisition Holdings, Inc. 10.75% 6/30/2032[1]	535	493
	Lamb Weston Holdings, Inc. 4.125% 1/31/2030[1]	250	229
	Lamb Weston Holdings, Inc. 4.375% 1/31/2032[1]	2,959	2,681
	MARB BondCo PLC 3.95% 1/29/2031	1,206	1,011
	Minerva Luxembourg SA 8.875% 9/13/2033[1]	2,190	2,274
	Performance Food Group, Inc. 4.25% 8/1/2029[1]	166	154
	Performance Food Group, Inc. 6.125% 9/15/2032[1]	1,540	1,542
	Philip Morris International, Inc. 4.75% 11/1/2031	512	501
	Philip Morris International, Inc. 5.375% 2/15/2033	1,980	1,985
	Philip Morris International, Inc. 5.625% 9/7/2033	2,761	2,806
	Philip Morris International, Inc. 5.25% 2/13/2034	3,448	3,410
	Philip Morris International, Inc. 4.90% 11/1/2034	4,157	3,997
	Post Holdings, Inc. 4.625% 4/15/2030[1]	2,515	2,322
	Post Holdings, Inc. 6.25% 2/15/2032[1]	303	301
	Post Holdings, Inc. 6.375% 3/1/2033[1]	3,150	3,091
	Prestige Brands, Inc. 3.75% 4/1/2031[1]	2,995	2,632
	Procter & Gamble Co. 4.15% 10/24/2029	918	908
	Simmons Foods, Inc. 4.625% 3/1/2029[1]	350	324
	Target Corp. 4.50% 9/15/2034	289	275
	TreeHouse Foods, Inc. 4.00% 9/1/2028	2,710	2,464
	US Foods, Inc. 4.625% 6/1/2030[1]	320	301
	Walgreens Boots Alliance, Inc. 3.45% 6/1/2026	1,002	971
			73,201

Capital Group Fixed Income ETF Trust	146

Capital Group U.S. Multi-Sector Income ETF  (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)

Information technology 3.75%
	Accenture Capital, Inc. 4.25% 10/4/2031	USD1,355	$1,302
	Accenture Capital, Inc. 4.50% 10/4/2034	2,271	2,159
	Acuris Finance US, Inc. 9.00% 8/1/2029[1]	4,872	4,678
	Amphenol Corp. 5.00% 1/15/2035	2,895	2,828
	Amphenol Corp. 5.375% 11/15/2054	2,062	1,962
	Analog Devices, Inc. 5.05% 4/1/2034	1,649	1,648
	Analog Devices, Inc. 5.30% 4/1/2054	62	59
	Broadcom, Inc. 5.05% 7/12/2029	880	884
	Broadcom, Inc. 5.15% 11/15/2031	2,287	2,302
	Broadcom, Inc. 4.55% 2/15/2032	551	533
	Broadcom, Inc. 2.60% 2/15/2033[1]	116	96
	Broadcom, Inc. 3.469% 4/15/2034[1]	2,535	2,198
	Broadcom, Inc. 4.80% 10/15/2034	885	854
	Broadcom, Inc. 4.926% 5/15/2037[1]	1,341	1,276
	Cisco Systems, Inc. 5.05% 2/26/2034	3,341	3,330
	Cloud Software Group, Inc. 6.50% 3/31/2029[1]	4,255	4,182
	Cloud Software Group, Inc. 9.00% 9/30/2029[1]	3,731	3,793
	Cloud Software Group, Inc. 8.25% 6/30/2032[1]	4,282	4,419
	Cloud Software Group, Inc., Term Loan B1, (3-month USD CME Term SOFR + 3.50%) 7.829% 3/30/2029[3,4]	147	147
	CommScope Technologies, LLC 5.00% 3/15/2027[1]	500	448
	CommScope, LLC 6.00% 3/1/2026[1]	838	835
	CommScope, LLC 8.25% 3/1/2027[1]	148	142
	CommScope, LLC 7.125% 7/1/2028[1]	55	49
	CommScope, LLC 4.75% 9/1/2029[1]	100	89
	Diebold Nixdorf, Inc. 7.75% 3/31/2030[1]	4,550	4,682
	Ellucian Holdings, Inc. 6.50% 12/1/2029[1]	1,500	1,504
	Ellucian Holdings, Inc., Term Loan, (3-month USD CME Term SOFR + 4.75%) 9.107% 11/15/2032[3,4]	425	433
	Finastra USA, Inc., Term Loan B, (3-month USD CME Term SOFR + 7.25%) 11.645% 9/13/2029[3,4,7]	271	273
	Finastra USA, Inc., Term Loan, (3-month USD CME Term SOFR + 7.25%) 11.645% 9/13/2029[3,4,7]	25	16
	Helios Software Holdings, Inc. 8.75% 5/1/2029[1]	6,481	6,657
	ION Trading Technologies SARL 9.50% 5/30/2029[1]	4,304	4,522
	Microchip Technology, Inc. 5.05% 3/15/2029	775	774
	Microchip Technology, Inc. 5.05% 2/15/2030	3,057	3,037
	NCR Atleos Corp. 9.50% 4/1/2029[1]	1,900	2,060
	Roper Technologies, Inc. 4.90% 10/15/2034	1,539	1,481
	ServiceNow, Inc. 1.40% 9/1/2030	50	42
	Shift4 Payments, LLC, 6.75% 8/31/2032[1]	335	341
	UKG, Inc. 6.875% 2/1/2031[1]	2,780	2,823
	Viasat, Inc. 5.625% 4/15/2027[1]	3,205	3,106
	Wolfspeed, Inc. 2.00% PIK and 9.875% Cash 6/23/2030 (10.875% on 6/23/2025)[2,5,6,7]	1,029	1,036
	Wolfspeed, Inc. 2.00% PIK and 9.875% Cash 6/23/2030 (10.875% on 6/23/2026)[2,5,6,7]	110	111
			73,111

Municipals 0.02%
	Texas Combined Tirz I, LLC 0% 3/15/2053[1,6]	400	400
	Total corporate bonds, notes & loans		1,336,965

Mortgage-backed obligations 20.53%
Commercial mortgage-backed securities 13.60%
	3650R Commercial Mortgage Trust, Series 2022-PF2, Class B, 5.29% 11/15/2055[4,8]	634	597
	Atrium Hotel Portfolio Trust, Series 2024-ATRM, Class D, 7.935% 11/10/2029[1,4,8]	6,887	6,878
	Bank Commercial Mortgage Trust, Series 2022-BNK44, Class B, 5.744% 11/15/2032[4,8]	556	545
	Bank Commercial Mortgage Trust, Series 2022-BNK44, Class C, 5.744% 11/15/2032[4,8]	500	466
	Bank Commercial Mortgage Trust, Series 2023-BNK45, Class B, 6.148% 2/15/2056[4,8]	375	380
	Bank Commercial Mortgage Trust, Series 2023-BNK45, Class C, 6.279% 2/15/2056[4,8]	102	100
	Bank Commercial Mortgage Trust, Series 2023-5YR1, Class B, 6.41% 3/15/2056[4,8]	745	741
	Bank Commercial Mortgage Trust, Series 2023-5YR2, Class AS, 7.14% 6/15/2028[4,8]	267	281

147	Capital Group Fixed Income ETF Trust

Capital Group U.S. Multi-Sector Income ETF  (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
	Bank Commercial Mortgage Trust, Series 2023-5YR2, Class C, 7.164% 7/15/2028[4,8]	USD458	$464
	Bank Commercial Mortgage Trust, Series 2023-BNK46, Class B, 6.774% 8/15/2056[4,8]	712	760
	Bank Commercial Mortgage Trust, Series 2023-BNK46, Class C, 6.774% 8/15/2056[4,8]	493	510
	Bank Commercial Mortgage Trust, Series 2023-5YR4, Class B, 7.605% 12/15/2056[4,8]	598	639
	Bank Commercial Mortgage Trust, Series 2024-5YR6, Class C, 6.967% 5/15/2057[4,8]	713	732
	Bank Commercial Mortgage Trust, Series 2024-5YR9, Class C, 6.419% 8/15/2057[4,8]	2,068	2,078
	Bank Commercial Mortgage Trust, Series 2024-5YR9, Class B, 6.483% 8/15/2057[4,8]	3,265	3,361
	Bank Commercial Mortgage Trust, Series 2024-5YR11, Class C, 6.322% 11/15/2057[4,8]	2,524	2,534
	Bank Commercial Mortgage Trust, Series 2024-5YR11, Class B, 6.322% 11/15/2057[4,8]	1,972	2,027
	Bank Commercial Mortgage Trust, Series 2024-5YR12, Class B, 6.277% 12/15/2057[4,8]	3,644	3,745
	Bank Commercial Mortgage Trust, Series 2024-5YR12, Class C, 6.303% 12/15/2057[4,8]	1,961	1,977
	Bank Commercial Mortgage Trust, Series 2019-BN18, Class C, 4.211% 5/15/2062[4,8]	500	401
	Barclays Commercial Mortgage Securities, LLC, Series 2018-TALL, Class A, ((1-month USD CME Term SOFR + 0.047%) + 0.872%) 5.316% 3/15/2037[1,4,8]	1,600	1,517
	Barclays Commercial Mortgage Securities, LLC, Series 2022-C18, Class C, 6.145% 12/15/2055[4,8]	1,008	1,020
	Barclays Commercial Mortgage Securities, LLC, Series 2023-C19, Class AS, 6.07% 4/15/2056[4,8]	148	151
	Barclays Commercial Mortgage Securities, LLC, Series 2023-C20, Class C, 6.609% 7/15/2056[4,8]	470	479
	Barclays Commercial Mortgage Securities, LLC, Series 2024-C24, Class C, 6.00% 2/15/2057[8]	207	206
	Barclays Commercial Mortgage Securities, LLC, Series 2024-C26, Class A5, 5.829% 5/15/2057[8]	3,944	4,121
	Barclays Commercial Mortgage Securities, LLC, Series 2024-C26, Class C, 6.00% 5/15/2057[4,8]	286	284
	Barclays Commercial Mortgage Securities, LLC, Series 24-5C27, Class C, 6.70% 7/15/2057[4,8]	3,380	3,467
	Barclays Commercial Mortgage Securities, LLC, Series 24-5C27, Class B, 6.70% 7/15/2057[4,8]	2,530	2,634
	Barclays Commercial Mortgage Securities, LLC, Series 2024-C28, Class A5, 5.403% 9/15/2057[8]	4,218	4,276
	Barclays Commercial Mortgage Securities, LLC, Series 2024-5C29, Class C, 5.512% 9/15/2057[8]	1,689	1,651
	Barclays Commercial Mortgage Securities, LLC, Series 2024-5C29, Class B, 5.858% 9/15/2057[8]	980	989
	Barclays Commercial Mortgage Securities, LLC, Series 24-C28, Class B, 5.894% 9/15/2057[4,8]	2,670	2,702
	Barclays Commercial Mortgage Securities, LLC, Series 24-C30, Class A5, 5.532% 11/15/2057[4,8]	3,543	3,625
	Barclays Commercial Mortgage Securities, LLC, Series 2024-C30, Class C, 5.98% 11/15/2057[4,8]	1,652	1,632
	Barclays Commercial Mortgage Securities, LLC, Series 2024-5C31, Class C, 5.756% 12/15/2057[8]	3,395	3,360
	Benchmark Mortgage Trust, Series 2023-V2, Class B, 6.769% 5/15/2050[4,8]	999	1,029
	Benchmark Mortgage Trust, Series 2021-B24, Class C, 3.293% 3/15/2054[4,8]	980	693
	Benchmark Mortgage Trust, Series 2023-V2, Class C, 6.769% 5/15/2055[4,8]	742	762
	Benchmark Mortgage Trust, Series 2023-B38, Class AM, 6.121% 4/15/2056[4,8]	226	233
	Benchmark Mortgage Trust, Series 2023-B38, Class B, 6.245% 4/15/2056[4,8]	499	512
	Benchmark Mortgage Trust, Series 2023-B38, Class C, 6.245% 4/15/2056[4,8]	499	508
	Benchmark Mortgage Trust, Series 2024-V7, Class AS, 6.533% 6/15/2029[8]	1,074	1,115
	Benchmark Mortgage Trust, Series 2023-V3, Class B, 6.924% 7/15/2056[8]	500	516
	Benchmark Mortgage Trust, Series 2023-V3, Class C, 7.173% 7/15/2056[4,8]	881	906
	Benchmark Mortgage Trust, Series 2023-B40, Class B, 6.58% 12/15/2056[4,8]	893	938
	Benchmark Mortgage Trust, Series 2024-V5, Class B, 6.059% 1/10/2057[8]	416	421
	Benchmark Mortgage Trust, Series 2024-V5, Class AM, 6.417% 1/10/2057[8]	403	417
	Benchmark Mortgage Trust, Series 2024-V5, Class C, 6.973% 1/10/2057[4,8]	101	105
	Benchmark Mortgage Trust, Series 2024-V8, Class C, 7.178% 7/15/2057[4,8]	3,745	3,882
	Benchmark Mortgage Trust, Series 2024-V8, Class B, 6.947% 7/15/2057[4,8]	1,897	1,995
	Benchmark Mortgage Trust, Series 2024-V9, Class C, 6.453% 8/15/2057[4,8]	500	506
	Benchmark Mortgage Trust, Series 2024-V9, Class B, 6.466% 8/15/2057[8]	1,300	1,340
	Benchmark Mortgage Trust, Series 2024-V10, Class B, 5.677% 9/15/2057[1,4,8]	2,919	2,869
	Benchmark Mortgage Trust, Series 2024-V10, Class B, 5.977% 9/15/2057[4,8]	3,000	3,021

Capital Group Fixed Income ETF Trust	148

Capital Group U.S. Multi-Sector Income ETF  (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
	Benchmark Mortgage Trust, Series 2024-V11, Class C, 6.295% 11/15/2057[8]	USD3,785	$3,801
	Benchmark Mortgage Trust, Series 2024-V12, Class B, 6.282% 12/15/2057[4,8]	5,000	5,129
	BLP Commercial Mortgage Trust, Series 2024-IND2, Class D, (1-month USD CME Term SOFR + 2.59%) 6.987% 3/15/2041[1,4,8]	1,616	1,621
	BMO Mortgage Trust, Series 2023-5C1, Class B, 6.96% 8/15/2056[4,8]	1,052	1,094
	BMO Mortgage Trust, Series 2023-5C1, Class C, 7.118% 8/15/2056[4,8]	403	414
	BMO Mortgage Trust, Series 2024-5C3, Class D, 4.00% 2/15/2057[1,8]	167	148
	BMO Mortgage Trust, Series 2024-5C3, Class AS, 6.286% 2/15/2057[4,8]	196	202
	BMO Mortgage Trust, Series 2024-5C3, Class B, 6.557% 2/15/2057[4,8]	446	459
	BMO Mortgage Trust, Series 2024-5C5, Class B, 6.746% 2/15/2057[4,8]	2,268	2,352
	BMO Mortgage Trust, Series 2024-5C3, Class C, 6.859% 2/15/2057[4,8]	89	92
	BMO Mortgage Trust, Series 2024-5C5, Class C, 6.879% 2/15/2057[4,8]	4,162	4,286
	BMO Mortgage Trust, Series 2024-5C4, Class C, 7.019% 5/15/2057[4,8]	2,601	2,683
	BMO Mortgage Trust, Series 2024-C9, Class A5, 5.759% 7/15/2057[8]	4,197	4,347
	BMO Mortgage Trust, Series 2024-C9, Class B, 6.34% 7/15/2057[4,8]	1,897	1,956
	BMO Mortgage Trust, Series 2024-C9, Class C, 6.38% 7/15/2057[4,8]	2,858	2,897
	BMO Mortgage Trust, Series 2024-5C6, Class C, 5.885% 9/15/2057[4,8]	1,511	1,483
	BMO Mortgage Trust, Series 2024-5C6, Class B, 6.086% 9/15/2057[4,8]	1,641	1,630
	BMO Mortgage Trust, Series 2024-C10, Class A5, 5.478% 11/15/2057[4,8]	4,995	5,080
	BMO Mortgage Trust, Series 2024-C10, Class AS, 5.729% 11/15/2057[4,8]	396	399
	BMO Mortgage Trust, Series 2024-5C7, Class C, 5.748% 11/15/2057[4,8]	1,085	1,077
	BMO Mortgage Trust, Series 2024-C10, Class C, 5.979% 11/15/2057[4,8]	1,121	1,101
	BMO Mortgage Trust, Series 2024-C10, Class B, 6.079% 11/15/2057[4,8]	771	779
	BMO Mortgage Trust, Series 2024-5C8, Class C, 5.744% 12/15/2057[4,8]	3,390	3,356
	BMP Trust, Series 2024-MF23, Class E, (1-month USD CME Term SOFR + 3.389%) 7.786% 6/15/2041[1,4,8]	2,809	2,794
	BOCA Commercial Mortgage Trust, Series 2024-BOCA, Class B, (1-month USD CME Term SOFR + 2.839%) 7.236% 8/15/2041[1,4,8]	2,915	2,926
	BX Trust, Series 2024-VLT4, Class E, (1-month USD CME Term SOFR + 2.889%) 7.286% 5/15/2029[1,4,8]	2,595	2,613
	BX Trust, Series 2024-KING, Class C, (1-month USD CME Term SOFR + 1.94%) 6.397% 5/15/2034[1,4,8]	2,663	2,667
	BX Trust, Series 2024-KING, Class D, (1-month USD CME Term SOFR + 2.49%) 6.947% 5/15/2034[1,4,8]	1,851	1,854
	BX Trust, Series 2021-VOLT, Class D, (1-month USD CME Term SOFR + 1.764%) 6.162% 9/15/2036[1,4,8]	280	279
	BX Trust, Series 2021-VOLT, Class E, (1-month USD CME Term SOFR + 2.114%) 6.512% 9/15/2036[1,4,8]	710	709
	BX Trust, Series 2022-AHP, Class A, (1-month USD CME Term SOFR + 0.99%) 5.387% 2/15/2039[1,4,8]	769	767
	BX Trust, Series 2022-PSB, Class A, (1-month USD CME Term SOFR + 2.451%) 6.848% 8/15/2039[1,4,8]	255	257
	BX Trust, Series 2024-AIRC, Class D, (1-month USD CME Term SOFR + 3.089%) 7.486% 8/15/2039[1,4,8]	4,000	4,034
	BX Trust, Series 2022-PSB, Class C, (1-month USD CME Term SOFR + 3.697%) 8.094% 8/15/2039[1,4,8]	175	176
	BX Trust, Series 2024-AIR2, Class D, (1-month USD CME Term SOFR + 2.79%) 7.188% 10/15/2041[1,4,8]	2,945	2,960
	BX Trust, Series 2024-GPA2, Class A, (1-month USD CME Term SOFR + 1.542%) 5.939% 11/15/2041[1,4,8]	2,355	2,368
	BX Trust, Series 2024-GPA2, Class D, (1-month USD CME Term SOFR + 2.591%) 6.988% 11/15/2041[1,4,8]	1,115	1,124
	BX Trust, Series 2024-FNX, Class D, (1-month USD CME Term SOFR + 2.94%) 7.337% 11/15/2026[1,4,8]	7,342	7,359
	BX Trust, Series 2024-GPA2, Class E, (1-month USD CME Term SOFR + 3.54%) 8.196% 11/15/2041[1,4,8]	2,044	2,055
	BX Trust, Series 2020-VIV4, Class A, 2.843% 3/9/2044[1,8]	500	441
	BX Trust, Series 2020-VIV3, Class B, 3.544% 3/9/2044[1,4,8]	495	449
	BX Trust, Series 2020-VIV2, Class C, 3.542% 3/9/2044[1,4,8]	500	445
	CART, Series 2024-DFW1, Class D, (1-month USD CME Term SOFR + 3.04%) 8.377% 8/15/2026[1,4,8]	2,884	2,892
	CENT Trust 2023-CITY, Series 2023-CITY, Class B, (1-month USD CME Term SOFR + 3.15%) 7.547% 9/15/2028[1,4,8]	958	960

149	Capital Group Fixed Income ETF Trust

Capital Group U.S. Multi-Sector Income ETF  (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
	Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class D, 5.852% 6/10/2028[1,4,8]	USD1,129	$1,111
	Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class C, 5.852% 10/12/2040[1,4,8]	245	244
	Citigroup Commercial Mortgage Trust, Series 2020-GC46, Class B, 3.15% 2/15/2053[4,8]	140	116
	DATA 2023-CNTR Mortgage Trust, Series 2023-CNTR, Class D, 5.919% 8/12/2043[1,4,8]	664	607
	DC Commercial Mortgage Trust, Series 2023-DC, Class D, 7.379% 9/10/2040[1,4,8]	1,546	1,565
	ELM Trust 2024, Series 2024-ELM, Class D10, 6.626% 6/10/2039[1,4,8]	744	752
	ELM Trust 2024, Series 2024-ELM, Class D15, 6.674% 6/10/2029[1,4,8]	669	677
	FIVE Mortgage Trust, Series 2023-V1, Class B, 6.297% 2/10/2056[4,8]	495	500
	FIVE Mortgage Trust, Series 2023-V1, Class C, 6.297% 2/10/2056[4,8]	195	194
	Fontainebleau Miami Beach Trust, Series 2024-FBLU, Class F, (1-month USD CME Term SOFR + 4.25%) 8.743% 12/15/2029[1,4,8]	4,390	4,435
	FS Commercial Mortgage Trust, Series 2023-4SZN, Class D, 9.08% 11/10/2039[1,4,8]	3,655	3,800
	Great Wolf Trust, Series 2024-WOLF, Class C, (1-month USD CME Term SOFR + 2.391%) 6.847% 3/15/2039[1,4,8]	2,642	2,654
	Great Wolf Trust, Series 2024-WOLF, Class D, (1-month USD CME Term SOFR + 2.89%) 7.287% 3/15/2039[1,4,8]	1,859	1,877
	GS Mortgage Securities Trust, Series 2024-70P, Class A, 5.31% 3/6/2029[1,4,8]	670	666
	GS Mortgage Securities Trust, Series 2024-70P, Class B, 5.697% 3/10/2041[1,4,8]	380	377
	GS Mortgage Securities Trust, Series 2024-70P, Class C, 6.084% 3/10/2041[1,4,8]	1,885	1,856
	GS Mortgage Securities Trust, Series 2024-70P, Class D, 7.288% 3/6/2029[1,4,8]	2,897	2,899
	GS Mortgage Securities Trust, Series 2019-GC40, Class C, 3.946% 7/10/2052[8]	900	716
	GS Mortgage Securities Trust, Series 2020-GSA2, Class C, 2.989% 12/12/2053[8]	2,950	2,195
	Hilton USA Trust, Series 2024-ORL, Class B, (1-month USD CME Term SOFR + 1.941%) 6.397% 5/15/2037[1,4,8]	2,000	2,004
	Hilton USA Trust, Series 2024-ORL, Class C, (1-month USD CME Term SOFR + 2.44%) 6.897% 5/15/2037[1,4,8]	2,324	2,329
	HTL Commercial Mortgage Trust, Series 2024-T53, Class C, 7.088% 5/10/2039[1,4,8]	945	963
	HTL Commercial Mortgage Trust, Series 2024-T53, Class D, 8.198% 5/10/2039[1,4,8]	2,026	2,071
	JW Commercial Mortgage Trust 2024-MRCO, Series 2024-BERY, Class A, (1-month USD CME Term SOFR + 1.593%) 5.99% 11/15/2039[1,4,8]	1,381	1,385
	JW Commercial Mortgage Trust 2024-MRCO, Series 2024-BERY, Class B, (1-month USD CME Term SOFR + 1.942%) 6.339% 11/15/2039[1,4,8]	2,500	2,508
	JW Commercial Mortgage Trust 2024-MRCO, Series 2024-BERY, Class C, (1-month USD CME Term SOFR + 2.242%) 6.639% 11/15/2039[1,4,8]	942	946
	JW Commercial Mortgage Trust 2024-MRCO, Series 2024-BERY, Class D, (1-month USD CME Term SOFR + 2.791%) 7.188% 11/15/2039[1,4,8]	3,362	3,384
	KSL Commercial Mortgage Trust, Series 2024-HT2, Class D, (1-month USD CME Term SOFR + 3.29%) 7.863% 12/15/2039[1,4,8]	4,000	4,007
	KSL Commercial Mortgage Trust, Series 2024-HT2, Class E, (1-month USD CME Term SOFR + 4.538%) 9.111% 12/15/2039[1,4,8]	5,000	5,075
	LV Trust, Series 2024-SHOW, Class C, 6.074% 10/10/2041[1,4,8]	1,619	1,579
	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class AS, 3.561% 4/15/2048[8]	483	469
	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C24, Class AS, 4.036% 5/15/2048[4,8]	508	492
	MSWF Commercial Mortgage Trust, Series 2023-1, Class B, 6.683% 5/15/2033[4,8]	410	434
	MSWF Commercial Mortgage Trust, Series 2023-1, Class C, 6.683% 5/15/2033[4,8]	283	293
	Multifamily Connecticut Avenue Securities, Series 2020-1, Class M10, (30-day Average USD-SOFR + 3.864%) 8.433% 3/25/2050[1,4,8]	1,304	1,328
	Multifamily Connecticut Avenue Securities, Series 2023-01, Class M7, (30-day Average USD-SOFR + 4.00%) 8.569% 11/25/2053[1,4,8]	1,501	1,569
	Multifamily Connecticut Avenue Securities, Series 2023-01, Class M10, (30-day Average USD-SOFR + 6.50%) 11.069% 11/25/2053[1,4,8]	4,882	5,507
	SDR Commercial Mortgage Trust, Series 2024-DSNY, Class B, (1-month USD CME Term SOFR + 1.741%) 6.138% 5/15/2039[1,4,8]	486	483
	SFO Commerical Mortgage Trust, Series 2021-555, Class A, (1-month USD CME Term SOFR + 1.264%) 5.662% 5/15/2038 (1-month USD CME Term SOFR + 1.514% on 5/15/2026)[1,2,8]	3,395	3,316
	SHR Trust, Series 2024-LXRY, Class D, (1-month USD CME Term SOFR + 3.60%) 7.997% 10/15/2041[1,4,8]	4,758	4,815

Capital Group Fixed Income ETF Trust	150

Capital Group U.S. Multi-Sector Income ETF  (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
	StorageMart Commercial Mortgage Trust, Series 2022-MINI, Class D, (1-month USD CME Term SOFR + 1.95%) 6.347% 1/15/2039[1,4,8]	USD2,000	$1,972
	UBS Commercial Mortgage Trust, Series 2017-C1, Class AS, 3.724% 6/15/2050[1,8]	1,915	1,832
	UBS Commercial Mortgage Trust, Series 2017-C3, Class C, 4.381% 8/15/2050[4,8]	791	730
	Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class AS, 3.872% 5/15/2048[4,8]	481	477
	Wells Fargo Commercial Mortgage Trust, Series 2015-C29, Class AS, 4.013% 6/15/2048[4,8]	995	986
	Wells Fargo Commercial Mortgage Trust, Series 2016-C35, Class C, 4.176% 7/15/2048[4,8]	3,000	2,861
	Wells Fargo Commercial Mortgage Trust, Series 2018-C46, Class B, 4.633% 8/15/2051[8]	967	901
	Wells Fargo Commercial Mortgage Trust, Series 2024-5C1, Class C, 6.80% 7/15/2057[4,8]	2,857	2,880
	Wells Fargo Commercial Mortgage Trust, Series 2024-5C1, Class B, 6.821% 7/15/2057[4,8]	3,600	3,715
	Wells Fargo Commercial Mortgage Trust, Series 2024-C63, Class C, 6.116% 8/15/2057[4,8]	972	967
	Wells Fargo Commercial Mortgage Trust, Series 2024-C63, Class B, 6.12% 8/15/2057[4,8]	721	737
	Wells Fargo Commercial Mortgage Trust, Series 2024-5C2, Class C, 6.33% 11/15/2057[4,8]	3,232	3,272
	Wells Fargo Commercial Mortgage Trust, Series 2024-5C2, Class B, 6.334% 11/15/2057[4,8]	903	931
	WMRK Commercial Mortgage Trust, Series 2022-WMRK, Class A, (1-month USD CME Term SOFR + 2.789%) 7.186% 11/15/2027[1,4,8]	412	417
	WSTN Trust, Series 2023-MAUI, Class C, 7.69% 8/5/2027[1,4,8]	148	151
	WSTN Trust, Series 2023-MAUI, Class B, 7.018% 7/5/2037[1,4,8]	260	265
	WSTN Trust, Series 2023-MAUI, Class D, 8.455% 8/5/2027[1,4,8]	321	329
			265,234

Federal agency mortgage-backed obligations 5.41%
	Fannie Mae Pool #MA5139 6.00% 9/1/2053[8]	752	756
	Fannie Mae Pool #MA5354 6.00% 5/1/2054[8]	16,910	17,000
	Fannie Mae Pool #MA5389 6.00% 6/1/2054[8]	4,094	4,121
	Fannie Mae Pool #MA5421 6.00% 7/1/2054[8]	18,887	19,008
	Fannie Mae Pool #DB6905 6.00% 7/1/2054[8]	6,104	6,136
	Fannie Mae Pool #FS8600 6.00% 7/1/2054[8]	3,799	3,846
	Freddie Mac Pool #SD4669 6.00% 10/1/2053[8]	10,584	10,645
	Freddie Mac Pool #SD8368 6.00% 10/1/2053[8]	2,692	2,708
	Freddie Mac Pool #SD8402 6.00% 2/1/2054[8]	18,529	18,628
	Freddie Mac Pool #SD8432 6.00% 5/1/2054[8]	5,909	5,941
	Freddie Mac Pool #SD6800 6.00% 8/1/2054[8]	9,092	9,218
	Freddie Mac Pool #SD8495 6.00% 12/1/2054[8]	7,455	7,493
			105,500

Collateralized mortgage-backed obligations (privately originated) 1.52%
	Cascade Funding Mortgage Trust, Series 2023-HB12, Class A, 4.25% 7/25/2026[1,4,8]	36	36
	Cascade Funding Mortgage Trust, Series 2023-HB12, Class M1, 4.25% 4/25/2033[1,4,8]	224	219
	Cascade Funding Mortgage Trust, Series 2024-HB15, Class M3, 4.00% 8/25/2034[1,4,8]	971	892
	Cascade Funding Mortgage Trust, Series 2024-HB15, Class M2, 4.00% 8/25/2034[1,4,8]	637	600
	Cascade Funding Mortgage Trust, Series 2024-HB15, Class M1, 4.00% 8/25/2034[1,4,8]	545	520
	Cascade Funding Mortgage Trust, Series 2024-RM5, Class A, 4.00% 10/25/2054[1,4,8]	2,362	2,292
	Connecticut Avenue Securities Trust, Series 2023-R01, Class 1M1, (30-day Average USD-SOFR + 2.40%) 6.969% 12/25/2042[1,4,8]	726	747
	Connecticut Avenue Securities Trust, Series 2023-R04, Class 1M2, (30-day Average USD-SOFR + 3.55%) 8.119% 5/25/2043[1,4,8]	285	305
	FARM Mortgage Trust, Series 2024-1, Class B, 5.124% 10/1/2053[1,4,8]	1,480	1,280
	Farmer Mac Agricultural Real Estate Trust, Series 2024-2, Class B, 5.596% 8/1/2054[1,4,8]	1,009	885
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2018-DNA3, Class B2, (30-day Average USD-SOFR + 7.864%) 12.433% 9/25/2048[1,4,8]	2,500	2,953

151	Capital Group Fixed Income ETF Trust

Capital Group U.S. Multi-Sector Income ETF  (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA1, Class B2, (30-day Average USD-SOFR + 5.364%) 9.933% 1/25/2050[1,4,8]	USD2,240	$2,499
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA2, Class M2, (30-day Average USD-SOFR + 1.964%) 6.533% 2/25/2050[1,4,8]	235	238
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA2, Class B2, (30-day Average USD-SOFR + 4.914%) 9.483% 2/25/2050[1,4,8]	633	678
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-HQA5, Class B2, (30-day Average USD-SOFR + 7.40%) 11.969% 11/25/2050[1,4,8]	1,180	1,456
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA6, Class B2, (30-day Average USD-SOFR + 5.65%) 10.219% 12/25/2050[1,4,8]	425	489
	JP Morgan Mortgage Trust, Series 2024-CES1, Class A3, 6.397% 6/25/2054 (7.397% on 3/1/2028)[1,2,8]	564	565
	JP Morgan Mortgage Trust, Series 2024-CES1, Class M1, 6.596% 6/25/2054 (7.596% on 3/1/2028)[1,2,8]	458	460
	Progress Residential Trust, Series 2024-SFR1, Class E1, 3.85% 2/17/2041[1,8]	1,131	1,025
	Progress Residential Trust, Series 2024-SFR1, Class E2, 3.85% 2/17/2041[1,8]	465	411
	Progress Residential Trust, Series 2024-SFR2, Class E1, 3.40% 4/17/2041[1,4,8]	1,073	961
	Progress Residential Trust, Series 2024-SFR2, Class E2, 3.65% 4/17/2041[1,4,8]	449	401
	Progress Residential Trust, Series 2024-SFR3, Class E1, 4.00% 6/17/2041[1,8]	1,383	1,256
	Progress Residential Trust, Series 2024-SFR3, Class E2, 4.00% 6/17/2041[1,8]	534	479
	Starwood Mortgage Residential Trust, Series 2024-SFR4, Class C, (1-month USD CME Term SOFR + 2.45%) 6.847% 10/17/2041[1,4,8]	3,333	3,339
	Starwood Mortgage Residential Trust, Series 2024-SFR4, Class D, (1-month USD CME Term SOFR + 2.95%) 7.347% 10/17/2041[1,4,8]	4,571	4,580
	Tricon Residential Trust, Series 2023-SFR1, Class C, 5.10% 7/17/2040[1,8]	100	98
	Tricon Residential Trust, Series 2023-SFR1, Class E, 7.977% 7/17/2040[1,8]	100	102
			29,766
	Total mortgage-backed obligations		400,500
Asset-backed obligations 6.26%
	American Credit Acceptance Receivables Trust, Series 2023-2, Class D, 6.47% 8/13/2029[1,8]	347	353
	ARES CLO, Ltd., Series 2013-2A, Class CR3, (3-month USD CME Term SOFR + 1.85%) 6.37% 10/28/2034[1,4,8]	6,732	6,732
	Avant Credit Card Master Trust, Series 2024-2A, Class D, 8.98% 5/15/2029[1,8]	5,000	4,970
	Avant Credit Card Master Trust, Series 2024-2A, Class E, 13.41% 5/15/2029[1,8]	4,750	4,725
	Avis Budget Rental Car Funding (AESOP), LLC, Series 2022-5, Class B, 7.09% 4/20/2027[1,8]	553	565
	Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-3A, Class B, 6.12% 2/22/2028[1,8]	100	102
	Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-3A, Class C, 7.05% 2/22/2028[1,8]	187	191
	Babson CLO, Ltd., Series 2021-1, Class D, (3-month USD CME Term SOFR + 3.162%) 7.787% 4/25/2034[1,4,8]	1,000	1,004
	Blue Owl Asset Leasing Trust, Series 2024-1A, Class C, 6.38% 1/15/2031[1,8]	139	139
	Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class C, 5.65% 4/16/2029[8]	271	274
	Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class D, 6.03% 11/15/2029[8]	527	535
	Bridgecrest Lending Auto Securitization Trust, Series 2024-3, Class D, 5.83% 5/15/2030[8]	864	872
	Business Jet Securities, LLC, Series 2024-2A, Class A, 5.346% 9/15/2039[1,8]	674	667
	CFG Investments, Ltd., Series 2023-1, Class A, 8.56% 7/25/2034[1,8]	395	397
	CPS Auto Receivables Trust, Series 2024-A, Class C, 5.74% 4/15/2030[1,8]	100	101
	CPS Auto Receivables Trust, Series 2024-A, Class D, 6.13% 4/15/2030[1,8]	100	102
	CPS Auto Receivables Trust, Series 2022-D, Class E, 12.12% 6/17/2030[1,8]	3,000	3,327
	CPS Auto Trust, Series 2024-A, Class E, 8.42% 8/15/2031[1,8]	700	723
	CPS Auto Trust, Series 2024-C, Class E, 8.04% 3/15/2032[1,8]	4,350	4,450
	Credit Acceptance Auto Loan Trust, Series 2023-3, Class B, 7.09% 10/17/2033[1,8]	118	121
	Credit Acceptance Auto Loan Trust, Series 2023-3, Class C, 7.62% 12/15/2033[1,8]	136	141
	Crockett Partners Equipment Co. II, LLC, Series 2024-1C, Class A, 6.05% 1/20/2031[1,8]	605	611

Capital Group Fixed Income ETF Trust	152

Capital Group U.S. Multi-Sector Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
DriveTime Auto Owner Trust, Series 2023-3, Class C, 6.40% 5/15/2029[1,8]	USD260	$264
DriveTime Auto Owner Trust, Series 2023-3, Class D, 7.12% 5/15/2029[1,8]	269	278
EquipmentShare, Series 2024-2M, Class B, 6.43% 12/20/2032[1,8]	1,976	1,980
Exeter Automobile Receivables Trust, Series 2023-2, Class E, 9.75% 11/15/2030[1,8]	2,212	2,384
Exeter Automobile Receivables Trust, Series 2024-4A, Class D, 5.81% 12/16/2030[8]	559	564
Exeter Automobile Receivables Trust, Series 2023-3A, Class E, 9.98% 1/15/2031[1,8]	1,014	1,100
Exeter Automobile Receivables Trust, Series 2023-4A, Class E, 9.57% 2/18/2031[1,8]	1,100	1,175
Exeter Automobile Receivables Trust, Series 2023-5A, Class E, 9.58% 6/16/2031[1,8]	1,351	1,447
Exeter Automobile Receivables Trust, Series 2024-1, Class E, 7.89% 8/15/2031[1,8]	1,170	1,195
Exeter Automobile Receivables Trust, Series 2024-4A, Class E, 7.65% 2/17/2032[1,8]	1,480	1,496
Exeter Automobile Receivables Trust, Series 2024-5, Class E, 7.22% 5/17/2032[1,8]	5,132	5,101
Ford Credit Floorplan Master Owner Trust, Series 2023-1, Class D, 6.62% 5/15/2028[1,8]	584	591
Fortress Credit BSL, Ltd., Series 2019-2A, Class DR, (3-month USD CME Term SOFR + 2.85%) 7.322% 10/20/2032[1,4,8]	2,820	2,820
Fortress Credit BSL, Ltd., CLO, Series 2023-1, Class B1, (3-month USD CME Term SOFR + 3.00%) 7.626% 4/23/2036[1,4,8]	250	251
GLS Auto Receivables Trust, Series 2023-3, Class D, 6.44% 5/15/2029[1,8]	68	69
GLS Auto Receivables Trust, Series 2024-1, Class D, 5.95% 12/17/2029[1,8]	397	402
GLS Auto Receivables Trust, Series 2023-3, Class E, 9.27% 8/15/2030[1,8]	950	1,009
GLS Auto Receivables Trust, Series 2023-4, Class E, 9.72% 8/15/2030[1,8]	1,010	1,083
GLS Auto Receivables Trust, Series 2024-2, Class E, 7.98% 5/15/2031[1,8]	1,170	1,195
GLS Auto Receivables Trust, Series 2024-4A, Class E, 7.51% 8/15/2031[1,8]	1,596	1,600
Hertz Vehicle Financing III, LLC, Series 2023-3, Class B, 6.53% 2/25/2028[1,8]	203	206
Hertz Vehicle Financing III, LLC, Series 2023-3, Class C, 7.26% 2/25/2028[1,8]	300	306
Hertz Vehicle Financing III, LLC, Series 2022-2, Class D, 5.16% 6/26/2028[1,8]	478	441
Hertz Vehicle Financing III, LLC, Series 2023-4, Class B, 6.73% 3/25/2030[1,8]	233	239
Hertz Vehicle Financing, LLC, Series 2024-1A, Class D, 9.22% 1/25/2029[1,8]	250	252
Hertz Vehicle Financing, LLC, Series 2024-2A, Class D, 9.41% 1/27/2031[1,8]	250	249
Horizon Aircraft Finance, Series 2024-1, Class A, 5.375% 9/15/2049[1,8]	861	837
Invitation Homes Trust, Series 2024-SFR1, Class F, 4.50% 9/17/2041[1,8]	3,572	3,096
Invitation Homes Trust, Series 2024-SFR1, Class E, 4.50% 9/17/2041[1,8]	2,034	1,844
KKR Financial CLO, Ltd., Series 40, Class CR, (3-month USD CME Term SOFR + 2.20%) 6.817% 10/20/2034[1,4,8]	1,000	1,003
LAD Auto Receivables Trust, Series 2023-1, Class C, 6.18% 12/15/2027[1,8]	273	277
Mission Lane Credit Card Master Trust, Series 2023-A, Class B, 8.15% 7/17/2028[1,8]	615	620
Mission Lane Credit Card Master Trust, Series 2023-A, Class C, 10.03% 7/17/2028[1,8]	1,100	1,116
Mission Lane Credit Card Master Trust, Series 2023-A, Class D, 11.95% 7/17/2028[1,8]	5,500	5,586
Mission Lane Credit Card Master Trust, Series 2023-B, Class C, 10.44% 11/15/2028[1,8]	6,312	6,424
Mission Lane Credit Card Master Trust, Series 2024-A, Class D, 10.12% 8/15/2029[1,8]	4,000	4,036
Mission Lane Credit Card Master Trust, Series 2024-A, Class E, 13.69% 8/15/2029[1,8]	5,000	5,076
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class B1, 2.41% 10/20/2061[1,8]	3,473	3,123
OnDeck Asset Securitization Trust, LLC, Series 2023-1A, Class B, 8.25% 8/19/2030[1,8]	273	280
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class B, 7.15% 6/17/2031[1,8]	545	556
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class C, 8.99% 6/17/2031[1,8]	316	326
OnDeck Asset Securitization Trust, LLC, Series 2024-2A, Class B, 5.42% 10/17/2031[1,8]	265	261
OnDeck Asset Securitization Trust, LLC, Series 2024-2A, Class C, 7.03% 10/17/2031[1,8]	343	343
Orion CLO, Ltd., Series 2023-1, Class C, (3-month USD CME Term SOFR + 3.25%) 7.876% 10/25/2036[1,4,8]	467	472
Orion CLO, Ltd., Series 2023-1, Class D, (3-month USD CME Term SOFR + 5.15%) 9.776% 10/25/2036[1,4,8]	378	386
Palmer Square Loan Funding, Ltd., Series 2024-2A, Class A1N, (3-month USD CME Term SOFR + 1.00%) 5.45% 1/15/2033[1,4,8]	3,017	3,017
Palmer Square Loan Funding, Ltd., Series 2024-2A, Class A2, (3-month USD CME Term SOFR + 1.45%) 5.90% 1/15/2033[1,4,8]	1,971	1,972
Palmer Square Loan Funding, Ltd., Series 2024-2A, Class C, (3-month USD CME Term SOFR + 2.50%) 6.95% 1/15/2033[1,4,8]	1,608	1,608
Prestige Auto Receivables Trust, Series 2023-1, Class D, 6.33% 4/16/2029[1,8]	273	277
Prestige Auto Receivables Trust, Series 2024-1, Class E, 7.94% 4/15/2031[1,8]	512	522
RAD CLO, Ltd., Series 2020-7, Class CR, (3-month USD CME Term SOFR + 2.60%) 7.247% 4/17/2036[1,4,8]	2,500	2,502
RAD CLO, Ltd., Series 2023-20, Class D, (3-month USD CME Term SOFR + 5.00%) 9.617% 7/20/2036[1,4,8]	250	254
Santander Drive Auto Receivables Trust, Series 2022-7, Class C, 6.69% 3/17/2031[8]	149	153

153	Capital Group Fixed Income ETF Trust

Capital Group U.S. Multi-Sector Income ETF  (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Asset-backed obligations (continued)
	SMB Private Education Loan Trust, Series 2021-A, Class D1, 3.86% 1/15/2053[1,8]	USD240	$215
	SMB Private Education Loan Trust, Series 2021-A, Class D2, 3.86% 1/15/2053[1,8]	114	102
	SMB Private Education Loan Trust, Series 2023-A, Class B, 5.88% 1/15/2053[1,8]	415	411
	SMB Private Education Loan Trust, Series 2024-A, Class D, 8.22% 3/15/2056[1,8]	4,935	5,084
	SMB Private Education Loan Trust, Series 2023-B, Class D, 7.56% 10/16/2056[1,8]	1,000	1,002
	Subway Funding, LLC, Series 2024-3, Class A2I, 5.246% 7/30/2054[1,8]	1,274	1,243
	Subway Funding, LLC, Series 2024-3A, Class A2II, 5.566% 7/30/2054[1,8]	1,504	1,466
	United Auto Credit Securitization Trust, Series 2024-1, Class D, 8.30% 11/12/2029[1,8]	3,000	3,077
	Vibrant CLO, Ltd., Series 2021-12, Class BR, (3-month USD CME Term SOFR + 2.50%) 7.117% 4/20/2034[1,4,8]	2,287	2,296
	Vibrant CLO, Ltd., Series 2021-12, Class C1R, (3-month USD CME Term SOFR + 3.75%) 8.367% 4/20/2034[1,4,8]	2,422	2,430
			122,092
U.S. Treasury bonds & notes 0.71%
U.S. Treasury 0.71%
	U.S. Treasury 4.875% 4/30/2026[9]	6,507	6,560
	U.S. Treasury 4.125% 2/15/2027[9]	3,150	3,142
	U.S. Treasury 4.25% 3/15/2027	300	300
	U.S. Treasury 4.50% 4/15/2027	2,700	2,714
	U.S. Treasury 4.50% 5/15/2027	650	653
	U.S. Treasury 4.625% 6/15/2027	525	530
			13,899
Bonds & notes of governments & government agencies outside the U.S. 0.10%
	Bank Gospodarstwa Krajowego 4.25% 9/13/2044	EUR100	102
	Bank Gospodarstwa Krajowego 6.25% 7/9/2034[1]	USD1,750	1,720
			1,822
Municipals 0.09%
California 0.02%
	City of Rancho Mirage, Community Facs. Dist. No. 5 (Improvement Area No. 1), Special Tax Bonds, Series 2024-B, 7.25% 9/1/2039	440	436

Puerto Rico 0.06%
	Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 7/1/2017[10]	5	3
	Electric Power Auth., Power Rev. Bonds, Series 2010-ZZ, 4.25% 7/1/2018[10]	10	5
	Electric Power Auth., Power Rev. Bonds, Series 2010-ZZ, 5.00% 7/1/2018[10]	45	24
	Electric Power Auth., Power Rev. Bonds, Series 2003-NN, 5.50% 7/1/2020[10]	5	3
	Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 7/1/2021[10]	95	51
	Electric Power Auth., Power Rev. Bonds, Series 2010-AAA, 5.25% 7/1/2021[10]	135	73
	Electric Power Auth., Power Rev. Bonds, Series 2010-DDD, 5.00% 7/1/2023[10]	110	59
	Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 7/1/2023[10]	10	5
	Electric Power Auth., Power Rev. Bonds, Series 2010-CCC, 5.00% 7/1/2024[10]	35	19
	Electric Power Auth., Power Rev. Bonds, Series 2010-XX, 4.625% 7/1/2025[10]	5	3
	Electric Power Auth., Power Rev. Bonds, Series 2010-XX, 4.75% 7/1/2026[10]	5	3
	Electric Power Auth., Power Rev. Bonds, Series 2010-ZZ, 5.00% 7/1/2026[10]	5	3
	Electric Power Auth., Power Rev. Bonds, Series 2010-ZZ, 5.25% 7/1/2026[10]	195	106
	Electric Power Auth., Power Rev. Bonds, Series 2010-CCC, 5.25% 7/1/2026[10]	10	6
	Electric Power Auth., Power Rev. Bonds, Series 2010-ZZ, 4.75% 7/1/2027[10]	30	16
	Electric Power Auth., Power Rev. Bonds, Series 2010-CCC, 4.80% 7/1/2028[10]	110	60
	Electric Power Auth., Power Rev. Bonds, Series 2008-WW, 5.00% 7/1/2028[10]	30	16
	Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 7/1/2032[10]	80	43
	Electric Power Auth., Power Rev. Bonds, Series 2008-WW, 5.25% 7/1/2033[10]	310	168
	Electric Power Auth., Power Rev. Bonds, Series 2013-A, 6.75% 7/1/2036[10]	160	87
	Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 7/1/2037[10]	30	16
	Electric Power Auth., Power Rev. Bonds, Series 2010-XX, 5.25% 7/1/2040[10]	175	95
	Electric Power Auth., Power Rev. Bonds, Series 2012-A, 5.00% 7/1/2042[10]	45	24

Capital Group Fixed Income ETF Trust	154

Capital Group U.S. Multi-Sector Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Municipals (continued)
Puerto Rico (continued)
Electric Power Auth., Power Rev. Ref. Bonds, Series 2007-UU, Assured Guaranty Municipal insured, 3.469% 7/1/2017[2,10]	USD130	$70
Electric Power Auth., Power Rev. Ref. Bonds, Series 2010-DDD, 5.00% 7/1/2021[10]	35	19
Electric Power Auth., Power Rev. Ref. Bonds, Series 2010-DDD, 5.00% 7/1/2022[10]	325	176
		1,153

Texas 0.01%
Brazoria County Industrial Dev. Corp., Solid Waste Disposal Facs. Rev. Bonds (Aleon Renewable Metals, LLC Project), Series 2023, AMT, 12.00% 6/1/2043[1]	200	197
Total municipals		1,786
Total bonds, notes & other debt instruments (cost: $1,881,270,000)		1,877,064
Common stocks 0.09%	Shares
Energy 0.08%
New Fortress Energy, Inc., Class A	96,197	1,454
Information technology 0.01%
Diebold Nixdorf, Inc.[11]	3,082	133
Real estate 0.00%
WeWork, Inc.[6,11]	2,869	37
Materials 0.00%
Venator Materials PLC[6,11]	90	36
Consumer discretionary 0.00%
Party City Holdco, Inc.[1,6]	37	— [12]
Party City Holdco, Inc.[6]	3,715	— [12]
		— [12]
Total common stocks (cost: $1,495,000)		1,660
Short-term securities 4.07%
Money market investments 4.07%
Capital Group Central Cash Fund 4.50%[13,14]	794,358	79,452
Total short-term securities (cost: $79,439,000)		79,452
Total investment securities 100.39% (cost: $1,962,204,000)		1,958,176

Other assets less liabilities (0.39)%	(7,543)
Net assets 100.00%	$1,950,633
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 12/31/2024 (000)
Currency purchased (000)		Currency sold (000)
USD	232	EUR	220	HSBC Bank	1/8/2025	$4
USD	1,890	EUR	1,790	HSBC Bank	1/14/2025	35
USD	1,771	EUR	1,674	HSBC Bank	1/15/2025	36

155	Capital Group Fixed Income ETF Trust

Capital Group U.S. Multi-Sector Income ETF  (continued)
Forward currency contracts (continued)

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 12/31/2024 (000)
Currency purchased (000)		Currency sold (000)
USD	226	EUR	215	Standard Chartered Bank	1/17/2025	$3
USD	236	EUR	225	HSBC Bank	1/24/2025	3
						$81
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 12/31/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2024 (000)
Rate	Payment frequency	Rate	Payment frequency
5.0615%	Annual	SOFR	Annual	9/29/2025	USD39,000	$227	$—	$227
4.834%	Annual	SOFR	Annual	10/19/2026	13,500	169	—	169
4.0715%	Annual	SOFR	Annual	11/15/2026	80,000	(43)	—	(43)
4.161%	Annual	SOFR	Annual	12/26/2026	35,000	46	—	46
4.103%	Annual	SOFR	Annual	12/23/2027	82,000	82	—	82
4.692%	Annual	SOFR	Annual	9/29/2028	16,200	355	—	355
4.077%	Annual	SOFR	Annual	12/23/2029	83,000	139	—	139
SOFR	Annual	3.7695%	Annual	10/30/2031	17,000	284	—	284
4.0685%	Annual	SOFR	Annual	12/23/2031	25,000	27	—	27
4.6415%	Annual	SOFR	Annual	9/29/2033	19,500	824	—	824
4.407%	Annual	SOFR	Annual	11/3/2033	3,000	76	—	76
SOFR	Annual	3.456%	Annual	1/2/2034	55,000	2,510	—	2,510
SOFR	Annual	3.613%	Annual	10/16/2034	100,000	3,698	—	3,698
SOFR	Annual	3.617%	Annual	10/21/2034	55,400	2,035	—	2,035
SOFR	Annual	3.781%	Annual	11/4/2034	18,200	430	—	430
SOFR	Annual	3.773%	Annual	11/4/2034	12,500	303	—	303
SOFR	Annual	4.075%	Annual	12/23/2034	9,000	(1)	—	(1)
SOFR	Annual	4.084%	Annual	1/2/2035	10,000	(9)	—	(9)
4.5965%	Annual	SOFR	Annual	11/2/2038	2,300	117	—	117
3.9515%	Annual	SOFR	Annual	11/15/2039	22,000	(411)	—	(411)
4.5595%	Annual	SOFR	Annual	11/2/2043	1,500	87	—	87
3.901%	Annual	SOFR	Annual	11/21/2044	7,200	(198)	—	(198)
SOFR	Annual	3.364%	Annual	5/15/2049	10,700	1,108	—	1,108
SOFR	Annual	3.268%	Annual	5/15/2049	750	89	—	89
SOFR	Annual	3.6455%	Annual	10/21/2049	16,000	956	—	956
SOFR	Annual	3.6675%	Annual	12/9/2049	11,000	617	—	617
4.392%	Annual	SOFR	Annual	9/29/2053	4,400	322	—	322
SOFR	Annual	3.2845%	Annual	1/2/2054	11,700	1,330	—	1,330
SOFR	Annual	3.5625%	Annual	12/6/2054	4,700	303	—	303
						$15,472	$—	$15,472

Capital Group Fixed Income ETF Trust	156

Capital Group U.S. Multi-Sector Income ETF  (continued)
Swap contracts (continued)

Credit default swaps
Centrally cleared credit default swaps on credit indices — sell protection
Financing rate received	Payment frequency	Reference index	Expiration date	Notional amount[15] (000)	Value at 12/31/2024[16] (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2024 (000)
SOFR%	Quarterly	CDX.NA.HY.S43	12/20/2029	USD20,180	$1,544	$1,663	$(119)
Investments in affiliates14

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2024 (000)	Dividend or interest income (000)
Short-term securities 4.07%
Money market investments 4.07%
Capital Group Central Cash Fund 4.50% [13]	$27,167	$594,589	$542,302	$(19)	$17	$79,452	$2,550
Restricted securities7

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Sasol Financing USA, LLC 8.75% 5/3/2029	4/15/2024 - 9/27/2024	$1,757	$1,727	.09%
Wolfspeed, Inc. 2.00% PIK and 9.875% Cash 6/23/2030 (10.875% on 6/23/2025)[2],5,6	6/23/2023	989	1,036.05
Wolfspeed, Inc. 2.00% PIK and 9.875% Cash 6/23/2030 (10.875% on 6/23/2026)[2],5,6	6/23/2023	106	111.01
Stillwater Mining Co. 4.00% 11/16/2026	2/9/2024 - 8/9/2024	951	968.05
Finastra USA, Inc., Term Loan B, (3-month USD CME Term SOFR + 7.25%) 12.181% 9/13/2029[3,4]	9/12/2023	267	273.02
Finastra USA, Inc., Term Loan, (3-month USD CME Term SOFR + 7.25%) 12.181% 9/13/2029[3,4]	9/12/2023	15	16	.00 [17]
		$4,085	$4,131	.22%

157	Capital Group Fixed Income ETF Trust

Capital Group U.S. Multi-Sector Income ETF  (continued)
[1]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $919,162,000, which represented
47.12% of the net assets of the fund.

[2]	Step bond; coupon rate may change at a later date.
[3]
Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $7,643,000, which represented 0.39% of the net assets of the fund.

[4]
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[5]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
[6]	Value determined using significant unobservable inputs.
[7]
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $4,131,000, which represented 0.22% of the net assets of the fund.

[8]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[9]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $8,099,000, which represented .42% of the net assets of the fund.
[10]	Scheduled interest and/or principal payment was not received.
[11]	Security did not produce income during the last 12 months.
[12]	Amount less than one thousand.
[13]	Rate represents the seven-day yield at 12/31/2024.
[14]	Part of the same "group of investment companies" as the fund as defined under the Investment Company Act of 1940, as amended.
[15]	The maximum potential amount the fund may pay as a protection seller should a credit event occur.
[16]
The prices and resulting values for credit default swap indices serve as an indicator of the current status of the payment/performance risk. As the value of a sell protection credit default swap increases or decreases, when compared to the notional amount of the swap, the payment/performance risk may decrease or increase, respectively.

[17]	Amount less than .01%.

Key to abbreviation(s)
AMT = Alternative Minimum Tax
Auth. = Authority
CLO = Collateralized Loan Obligations
CME = CME Group
Dev. = Development
Dist. = District
EUR = Euros
EURIBOR = Euro Interbank Offered Rate

Facs. = Facilities
ICE = Intercontinental Exchange, Inc.
Ref. = Refunding
REIT = Real Estate Investment Trust
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
USD = U.S. dollars
Refer to the notes to financial statements.

Capital Group Fixed Income ETF Trust	158

Financial statements
Statements of assets and liabilities at December 31, 2024(dollars and shares in thousands, except per-share amount)

	Core Bond ETF	Core Plus Income ETF	International Bond ETF (USD-Hedged)
Assets:
Investment securities, at value:
Unaffiliated issuers	$1,536,540	$3,894,519	$46,412
Affiliated issuers	58,798	295,735	3,781
Cash	1,182	1,690	62
Cash collateral pledged for futures contracts	—	2,167	325
Cash collateral pledged for swap contracts	—	1	63
Cash denominated in currencies other than U.S. dollars	—	—	10
Unrealized appreciation on open forward currency contracts	—	164	1,016
Receivables for:
Sales of investments	2,686	24,716	—
Sales of fund’s shares	—	17,302	—
Dividends and interest	11,824	34,552	532
Variation margin on futures contracts	5,747	6,145	280
Variation margin on centrally cleared swap contracts	6	14,199	50
	1,616,783	4,291,190	52,531
Liabilities:
Cash collateral pledged for forward contracts	—	—	530
Unrealized depreciation on open forward currency contracts	—	—	22
Bilateral swaps, at value	—	67	72
Payables for:
Purchases of investments	30,790	284,709	1,522
Investment advisory services	353	1,130	19
Variation margin on futures contract	6,164	5,796	262
Variation margin on centrally cleared swap contracts	—	14,608	51
	37,307	306,310	2,478
Commitments and contingencies†
Net assets at December 31, 2024	$1,579,476	$3,984,880	$50,053
Net assets consist of:
Capital paid in on shares of beneficial interest	$1,606,661	$4,068,166	$49,500
Total distributable earnings (accumulated loss)	(27,185)	(83,286)	553
Net assets at December 31, 2024	$1,579,476	$3,984,880	$50,053
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Net assets	$1,579,476	$3,984,880	$50,053
Shares outstanding	61,320	179,644	1,980
Net asset value per share	$25.76	$22.18	$25.28
Investment securities, at cost:
Unaffiliated issuers	$1,550,961	$3,931,464	$47,589
Affiliated issuers	58,796	295,687	3,781
Cash denominated in currencies other than U.S. dollars, at cost	—	—	10

Refer to the end of the statements of assets and liabilities for footnotes.
Refer to the notes to financial statements.

159	Capital Group Fixed Income ETF Trust

Financial statements (continued)
Statements of assets and liabilities at December 31, 2024 (continued)(dollars and shares in thousands, except per-share amount)

	Municipal Income ETF	Municipal High-Income ETF	Short Duration Income ETF
Assets:
Investment securities, at value:
Unaffiliated issuers	$2,639,096	$83,774	$847,680
Affiliated issuers	—	—	60,729
Cash	486	213	104
Cash collateral pledged for futures contracts	—	50	698
Cash collateral pledged for swap contracts	1,020	—	1,920
Cash denominated in currencies other than U.S. dollars	—	—	—
Unrealized appreciation on open forward currency contracts	—	—	—
Receivables for:
Sales of investments	—	—	—
Sales of fund’s shares	3,226	2,524	4,610
Dividends and interest	30,457	834	5,297
Variation margin on futures contracts	— *	1	17
Variation margin on centrally cleared swap contracts	5	—	39
	2,674,290	87,396	921,094
Liabilities:
Cash collateral pledged for forward contracts	—	—	—
Unrealized depreciation on open forward currency contracts	—	—	—
Bilateral swaps, at value	—	—	—
Payables for:
Purchases of investments	7,282	2,823	46,560
Investment advisory services	597	21	179
Variation margin on futures contract	—	—	—
Variation margin on centrally cleared swap contracts	—	—	—
	7,879	2,844	46,739
Commitments and contingencies†
Net assets at December 31, 2024	$2,666,411	$84,552	$874,355
Net assets consist of:
Capital paid in on shares of beneficial interest	$2,668,836	$84,818	$870,835
Total distributable earnings (accumulated loss)	(2,425)	(266)	3,520
Net assets at December 31, 2024	$2,666,411	$84,552	$874,355
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Net assets	$2,666,411	$84,552	$874,355
Shares outstanding	99,180	3,350	34,140
Net asset value per share	$26.88	$25.24	$25.61
Investment securities, at cost:
Unaffiliated issuers	$2,643,797	$84,084	$844,579
Affiliated issuers	—	—	60,720
Cash denominated in currencies other than U.S. dollars, at cost	—	—	—

Refer to the end of the statements of assets and liabilities for footnotes.
Refer to the notes to financial statements.

Capital Group Fixed Income ETF Trust	160

Financial statements (continued)
Statements of assets and liabilities at December 31, 2024 (continued)(dollars and shares in thousands, except per-share amount)

	Short Duration Municipal Income ETF	Ultra Short Income ETF	U.S. Multi-Sector Income ETF
Assets:
Investment securities, at value:
Unaffiliated issuers	$541,814	$34,392	$1,878,724
Affiliated issuers	—	—	79,452
Cash	6,443	54	1,135
Cash collateral pledged for futures contracts	50	60	—
Cash collateral pledged for swap contracts	249	—	2,627
Cash denominated in currencies other than U.S. dollars	—	—	—
Unrealized appreciation on open forward currency contracts	—	—	81
Receivables for:
Sales of investments	—	—	728
Sales of fund’s shares	—	—	9,794
Dividends and interest	6,460	168	24,514
Variation margin on futures contracts	—	— *	—
Variation margin on centrally cleared swap contracts	—	—	144
	555,016	34,674	1,997,199
Liabilities:
Cash collateral pledged for forward contracts	—	—	—
Unrealized depreciation on open forward currency contracts	—	—	—
Bilateral swaps, at value	—	—	—
Payables for:
Purchases of investments	1,021	—	45,950
Investment advisory services	115	5	616
Variation margin on futures contract	—	—	—
Variation margin on centrally cleared swap contracts	3	—	—
	1,139	5	46,566
Commitments and contingencies†
Net assets at December 31, 2024	$553,877	$34,669	$1,950,633
Net assets consist of:
Capital paid in on shares of beneficial interest	$553,194	$34,531	$1,941,778
Total distributable earnings (accumulated loss)	683	138	8,855
Net assets at December 31, 2024	$553,877	$34,669	$1,950,633
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Net assets	$553,877	$34,669	$1,950,633
Shares outstanding	21,360	1,380	71,700
Net asset value per share	$25.93	$25.12	$27.21
Investment securities, at cost:
Unaffiliated issuers	$541,624	$34,283	$1,882,766
Affiliated issuers	—	—	79,438
Cash denominated in currencies other than U.S. dollars, at cost	—	—	—

*	Amount less than one thousand.
†	Refer to Note 5 for further information on unfunded commitments.

Refer to the notes to financial statements.

161	Capital Group Fixed Income ETF Trust

Financial statements (continued)
Statements of operations for the year ended December 31, 2024(dollars in thousands)

	Core Bond ETF	Core Plus Income ETF	International Bond ETF (USD-Hedged)[1]
Investment income:
Income (net of non-U.S. taxes2):
Interest from unaffiliated issuers	$31,563	$170,205	$927
Dividends from affiliated issuers	4,945	24,037	105
	36,508	194,242	1,032
Fees and expenses:
Investment advisory services	1,959	9,111	117
Other	—	3	—
Total fees and expenses	1,959	9,114	117
Net investment income	34,549	185,128	915
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss)[2] on:
Investments in:
Unaffiliated issuers	(5,636)	3,276	102
Affiliated issuers	9	(5)	1
In-kind redemptions	1,232	5,495	—
Written options	—	—	—
Futures contracts	(4,878)	(6,029)	198
Forward currency contracts	—	335	452
Swap contracts	431	(40,811)	(27)
Currency transactions	—	5	(18)
	(8,842)	(37,734)	708
Net unrealized appreciation (depreciation)[2] on:
Investments in:
Unaffiliated issuers	(17,382)	(74,457)	(1,177)
Affiliated issuers	4	71	— [3]
Futures contracts	(3,808)	2,367	31
Forward currency contracts	—	185	994
Swap contracts	(506)	(9,900)	(75)
Currency translations	—	(12)	(20)
	(21,692)	(81,746)	(247)
Net realized gain (loss) and unrealized appreciation (depreciation)	(30,534)	(119,480)	461
Net increase (decrease) in net assets resulting from operations	$4,015	$65,648	$1,376

Refer to the end of the statements of operations for footnotes.
Refer to the notes to financial statements.

Capital Group Fixed Income ETF Trust	162

Financial statements (continued)
Statements of operations for the year ended December 31, 2024 (continued)(dollars in thousands)

	Municipal Income ETF	Municipal High-Income ETF[1]	Short Duration Income ETF
Investment income:
Income (net of non-U.S. taxes2):
Interest from unaffiliated issuers	$56,877	$1,296	$36,883
Dividends from affiliated issuers	—	—	2,379
	56,877	1,296	39,262
Fees and expenses:
Investment advisory services	3,907	99	1,426
Other	1	1	—
Total fees and expenses	3,908	100	1,426
Net investment income	52,969	1,196	37,836
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss)[2] on:
Investments in:
Unaffiliated issuers	830	7	995
Affiliated issuers	—	—	4
In-kind redemptions	1,017	21	574
Written options	—	—	—
Futures contracts	179	(20)	(392)
Forward currency contracts	—	—	—
Swap contracts	(2,570)	—	(11,391)
Currency transactions	—	—	—
	(544)	8	(10,210)
Net unrealized appreciation (depreciation)[2] on:
Investments in:
Unaffiliated issuers	(20,823)	(310)	47
Affiliated issuers	—	—	11
Futures contracts	66	—	(149)
Forward currency contracts	—	—	—
Swap contracts	774	—	3,192
Currency translations	—	—	—
	(19,983)	(310)	3,101
Net realized gain (loss) and unrealized appreciation (depreciation)	(20,527)	(302)	(7,109)
Net increase (decrease) in net assets resulting from operations	$32,442	$894	$30,727

Refer to the end of the statements of operations for footnotes.
Refer to the notes to financial statements.

163	Capital Group Fixed Income ETF Trust

Financial statements (continued)
Statements of operations for the year ended December 31, 2024 (continued)(dollars in thousands)

	Short Duration Municipal Income ETF	Ultra Short Income ETF[1]	U.S. Multi-Sector Income ETF
Investment income:
Income (net of non-U.S. taxes2):
Interest from unaffiliated issuers	$9,263	$869	$78,441
Dividends from affiliated issuers	—	—	2,550
	9,263	869	80,991
Fees and expenses:
Investment advisory services	615	30	3,939
Other	—	—	—
Total fees and expenses	615	30	3,939
Net investment income	8,648	839	77,052
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss)[2] on:
Investments in:
Unaffiliated issuers	24	23	5,361
Affiliated issuers	—	—	(19)
In-kind redemptions	137	—	—
Written options	—	—	307
Futures contracts	143	23	1,494
Forward currency contracts	—	—	164
Swap contracts	(573)	—	(16,988)
Currency transactions	—	—	2
	(269)	46	(9,679)
Net unrealized appreciation (depreciation)[2] on:
Investments in:
Unaffiliated issuers	(1,017)	109	(16,634)
Affiliated issuers	—	—	17
Futures contracts	3	1	—
Forward currency contracts	—	—	99
Swap contracts	308	—	9,904
Currency translations	—	—	(5)
	(706)	110	(6,619)
Net realized gain (loss) and unrealized appreciation (depreciation)	(975)	156	(16,298)
Net increase (decrease) in net assets resulting from operations	$7,673	$995	$60,754

[1]	For the period June 25, 2024, commencement of operations, through December 31, 2024.
[2]	Additional information related to non-U.S. taxes is included in the notes to financial statements.
[3]	Amount less than one thousand.

Refer to the notes to financial statements.

Capital Group Fixed Income ETF Trust	164

Financial statements (continued)
Statements of changes in net assets(dollars in thousands)

	Core Bond ETF		Core Plus Income ETF		International Bond ETF (USD-Hedged)
	Year ended	Period ended	Year ended	Year ended	Period ended
	December 31, 2024	December 31, 2023*	December 31, 2024	December 31, 2023	December 31, 2024†
Operations:
Net investment income	$34,549	$865	$185,128	$61,904	$915
Net realized gain (loss)	(8,842)	(498)	(37,734)	(43,568)	708
Net unrealized appreciation (depreciation)	(21,692)	3,459	(81,746)	58,790	(247)
Net increase (decrease) in net assets resulting from operations	4,015	3,826	65,648	77,126	1,376
Distributions paid to shareholders	(33,238)	(606)	(143,463)	(49,339)	(823)
Net capital share transactions	1,512,134	93,345	2,497,645	1,082,435	49,500
Total increase (decrease) in net assets	1,482,911	96,565	2,419,830	1,110,222	50,053
Net assets:
Beginning of period	96,565	—	1,565,050	454,828	—
End of period	$1,579,476	$96,565	$3,984,880	$1,565,050	$50,053

	Municipal Income ETF		Municipal High-Income ETF	Short Duration Income ETF
	Year ended	Year ended	Period ended	Year ended	Year ended
	December 31, 2024	December 31, 2023	December 31, 2024†	December 31, 2024	December 31, 2023
Operations:
Net investment income	$52,969	$7,668	$1,196	$37,836	$13,006
Net realized gain (loss)	(544)	(613)	8	(10,210)	(3,517)
Net unrealized appreciation (depreciation)	(19,983)	14,908	(310)	3,101	2,767
Net increase (decrease) in net assets resulting from operations	32,442	21,963	894	30,727	12,256
Distributions paid to shareholders	(49,415)	(7,433)	(1,137)	(27,757)	(11,350)
Net capital share transactions	2,166,571	428,667	84,795	538,988	242,033
Total increase (decrease) in net assets	2,149,598	443,197	84,552	541,958	242,939
Net assets:
Beginning of period	516,813	73,616	—	332,397	89,458
End of period	$2,666,411	$516,813	$84,552	$874,355	$332,397

Refer to the end of the statements of changes in net assets for footnotes.
Refer to the notes to financial statements.

165	Capital Group Fixed Income ETF Trust

Financial statements (continued)
Statements of changes in net assets (continued)(dollars in thousands)

	Short Duration Municipal Income ETF		Ultra Short Income ETF	U.S. Multi-Sector Income ETF
	Year ended	Period ended	Period ended	Year ended	Year ended
	December 31, 2024	December 31, 2023*	December 31, 2024	December 31, 2024	December 31, 2023
Operations:
Net investment income	$8,648	$365	$839	$77,052	$12,942
Net realized gain (loss)	(269)	(15)	46	(9,679)	(7,064)
Net unrealized appreciation (depreciation)	(706)	1,204	110	(6,619)	17,074
Net increase (decrease) in net assets resulting from operations	7,673	1,554	995	60,754	22,952
Distributions paid to shareholders	(8,036)	(368)	(857)	(64,695)	(11,122)
Net capital share transactions	507,840	45,214	34,531	1,575,085	296,844
Total increase (decrease) in net assets	507,477	46,400	34,669	1,571,144	308,674
Net assets:
Beginning of period	46,400	—	—	379,489	70,815
End of period	$553,877	$46,400	$34,669	$1,950,633	$379,489

*	For the period September 26, 2023, commencement of operations, through December 31, 2023.
†	For the period June 25, 2024, commencement of operations, through December 31, 2024.
Refer to the notes to financial statements.

Capital Group Fixed Income ETF Trust	166

Notes to financial statements
1.  Organization

Capital Group Fixed Income ETF Trust (the “series”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The series consists of nine nondiversified exchange-traded funds: Capital Group Core Bond ETF (“Core Bond ETF”), Capital Group Core Plus Income ETF (“Core Plus Income ETF”), Capital Group International Bond ETF (USD-Hedged) (“International Bond ETF (USD-Hedged)”), Capital Group Municipal Income ETF (“Municipal Income ETF”), Capital Group Municipal High-Income ETF (“Municipal High-Income ETF”), Capital Group Short Duration Income ETF (“Short Duration Income ETF”), Capital Group Short Duration Municipal Income ETF (“Short Duration Municipal Income ETF”), Capital Group Ultra Short Income ETF (“Ultra Short Income ETF”) and Capital Group U.S. Multi-Sector Income ETF (“U.S. Multi-Sector Income ETF”) (each a “fund”, or collectively, the “funds”).
The investment objective(s) for each fund are as follows:
Core Bond ETF — To provide as high a level of current income as is consistent with the preservation of capital.
Core Plus Income ETF — To provide current income and seek maximum total return, consistent with preservation of capital.
International Bond ETF (USD-Hedged) — To provide a high level of current income as is consistent with the preservation of capital.
Municipal Income ETF — To provide a high level of current income exempt from regular federal income tax, consistent with the preservation of capital.
Municipal High-Income ETF — To provide a high level of current income exempt from regular federal income tax.
Short Duration Income ETF — To provide current income, consistent with a short duration profile and with the preservation of capital.
Short Duration Municipal Income ETF — To provide current income exempt from regular federal income tax, consistent with a short duration profile and with the preservation of capital.
Ultra Short Income ETF — To provide current income, consistent with an ultra-short duration profile, focused on preservation of capital.
U.S. Multi-Sector Income ETF — To provide a high level of current income. The secondary objective is to provide capital appreciation.
2.  Significant accounting policies

Each fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board ("FASB"). Each fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the funds’ investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The funds follow the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.
Operating segments — In the reporting period, the funds adopted FASB Accounting Standards Update 2023-07, Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect each fund’s financial position or the results of its operations. Each fund represents a single operating segment as the operating results of each fund are monitored as a whole and its long-term asset allocation is determined in accordance with the terms of its prospectus, based on defined investment objectives that are executed by the funds’ portfolio management team.  A senior executive team comprised of the funds’ Principal Executive Officer and Principal Financial Officer, serves as the funds’ chief operating decision maker (“CODM”), who act in accordance with Board of Trustee reviews and approvals.  The CODM uses financial information, such as changes in net assets from operations, changes in net assets from fund share transactions, and income and expense ratios, consistent with that presented within the accompanying financial statements and financial highlights to assess each fund’s profits and losses and to make resource allocation decisions.  Segment assets are reflected in the statement of assets and liabilities as net assets, which consists primarily of investment securities, at value, and significant segment expenses are listed in the accompanying statement of operations.

167	Capital Group Fixed Income ETF Trust

Security transactions and related investment income — Security transactions are recorded by the funds as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the funds will segregate liquid assets sufficient to meet their payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.
Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on each fund’s ex-dividend date.
Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in each fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.
3.  Valuation

Capital Research and Management Company (“CRMC”), the funds’ investment adviser, values each fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share of each fund is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.
Methods and inputs — The funds’ investment adviser uses the following methods and inputs to establish the fair value of each fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the funds are authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Capital Group Fixed Income ETF Trust	168

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by each funds’ investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.  Exchange-traded options and futures are generally valued at the official closing price for options and official settlement price for futures on the exchange or market on which such instruments are traded, as of the close of business on the day such instruments are being valued. Forward currency contracts are valued based on the spot and forward exchange rates obtained from a third-party pricing vendor. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, other reference data, and terms of the contract.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by each funds’ investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by each funds’ investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — Each fund’s board of trustees has designated each funds’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. Each fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — Each funds’ investment adviser classifies each fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present each funds’ valuation levels as of December 31, 2024 (dollars in thousands):
Core Bond ETF
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$—	$630,410	$—	$630,410
Corporate bonds, notes & loans	—	542,466	—	542,466
U.S. Treasury bonds & notes	—	224,886	—	224,886
Asset-backed obligations	—	136,178	1,886	138,064
Municipals	—	714	—	714
Short-term securities	58,798	—	—	58,798
Total	$58,798	$1,534,654	$1,886	$1,595,338

169	Capital Group Fixed Income ETF Trust

Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$27	$—	$—	$27
Liabilities:
Unrealized depreciation on futures contracts	(3,835)	—	—	(3,835)
Unrealized depreciation on centrally cleared credit default swaps	—	(6)	—	(6)
Total	$(3,808)	$(6)	$—	$(3,814)

*	Futures contracts and credit default swaps are not included in the investment portfolio.
Core Plus Income ETF
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$—	$1,705,405	$—	$1,705,405
Corporate bonds, notes & loans	—	1,220,411	2,350	1,222,761
U.S. Treasury bonds & notes	—	677,124	—	677,124
Asset-backed obligations	—	206,024	—	206,024
Bonds & notes of governments & government agencies outside the U.S.	—	76,779	—	76,779
Municipals	—	5,067	—	5,067
Common stocks	1,359	—	— *	1,359
Short-term securities	295,735	—	—	295,735
Total	$297,094	$3,890,810	$2,350	$4,190,254

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$5,581	$—	$—	$5,581
Unrealized appreciation on open forward currency contracts	—	164	—	164
Unrealized appreciation on centrally cleared interest rate swaps	—	9,156	—	9,156
Liabilities:
Unrealized depreciation on futures contracts	(3,905)	—	—	(3,905)
Unrealized depreciation on centrally cleared interest rate swaps	—	(8,066)	—	(8,066)
Unrealized depreciation on bilateral interest rate swaps	—	(67)	—	(67)
Total	$1,676	$1,187	$—	$2,863

*	Amount less than one thousand.
†	Futures contracts, forward currency contracts and interest rate swaps are not included in the investment portfolio.

Capital Group Fixed Income ETF Trust	170

International Bond ETF (USD-Hedged)
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Euros	$—	$15,105	$—	$15,105
Japanese yen	—	6,983	—	6,983
British pounds	—	4,099	—	4,099
South Korean won	—	3,545	—	3,545
Australian dollars	—	1,954	—	1,954
Canadian dollars	—	1,477	—	1,477
Mexican pesos	—	1,041	—	1,041
Brazilian reais	—	979	—	979
Malaysian ringgits	—	709	—	709
Indonesian rupiah	—	542	—	542
Thai baht	—	421	—	421
Polish zloty	—	376	—	376
Singapore dollars	—	320	—	320
Turkish lira	—	50	—	50
U.S. dollars	—	8,609	—	8,609
Short-term securities	3,781	202	—	3,983
Total	$3,781	$46,412	$—	$50,193

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$151	$—	$—	$151
Unrealized appreciation on open forward currency contracts	—	1,016	—	1,016
Liabilities:
Unrealized depreciation on futures contracts	(120)	—	—	(120)
Unrealized depreciation on open forward currency contracts	—	(22)	—	(22)
Unrealized depreciation on bilateral interest rate swaps	—	(72)	—	(72)
Unrealized depreciation on centrally cleared credit default swaps	—	(3)	—	(3)
Total	$31	$919	$—	$950

*	Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the investment portfolio.
Municipal Income ETF
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Texas	$—	$336,808	$—	$336,808
California	—	244,467	—	244,467
Illinois	—	226,735	—	226,735
New York	—	154,694	—	154,694
Alabama	—	113,092	—	113,092
Florida	—	112,150	—	112,150
Colorado	—	90,599	—	90,599
Georgia	—	84,571	—	84,571
Washington	—	79,582	—	79,582
Wisconsin	—	74,686	—	74,686
Other	—	1,047,678	—	1,047,678
Short-term securities	—	74,034	—	74,034
Total	$—	$2,639,096	$—	$2,639,096

171	Capital Group Fixed Income ETF Trust

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on centrally cleared interest rate swaps	$—	$999	$—	$999
Liabilities:
Unrealized depreciation on centrally cleared interest rate swaps	—	(225)	—	(225)
Total	$—	$774	$—	$774

*	Interest rate swaps are not included in the investment portfolio.
Municipal High-Income ETF
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
New York	$—	$8,684	$—	$8,684
California	—	7,670	—	7,670
Colorado	—	6,279	—	6,279
Texas	—	6,115	—	6,115
Puerto Rico	—	4,827	—	4,827
Wisconsin	—	4,315	—	4,315
Arizona	—	3,831	—	3,831
Florida	—	3,602	—	3,602
New Hampshire	—	3,587	—	3,587
Washington	—	3,586	—	3,586
Other	—	27,732	—	27,732
Short-term securities	—	3,546	—	3,546
Total	$—	$83,774	$—	$83,774
Short Duration Income ETF
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$—	$316,669	$—	$316,669
Corporate bonds, notes & loans	—	303,281	—	303,281
Asset-backed obligations	—	223,955	2,283	226,238
Bonds & notes of governments & government agencies outside the U.S.	—	1,492	—	1,492
Short-term securities	60,729	—	—	60,729
Total	$60,729	$845,397	$2,283	$908,409

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$230	$—	$—	$230
Unrealized appreciation on centrally cleared interest rate swaps	—	4,117	—	4,117
Liabilities:
Unrealized depreciation on futures contracts	(70)	—	—	(70)
Unrealized depreciation on centrally cleared interest rate swaps	—	(1,262)	—	(1,262)
Total	$160	$2,855	$—	$3,015

*	Futures contracts and interest rate swaps are not included in the investment portfolio.

Capital Group Fixed Income ETF Trust	172

Short Duration Municipal Income ETF
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Texas	$—	$61,603	$—	$61,603
California	—	57,163	—	57,163
Illinois	—	27,658	—	27,658
New York	—	25,043	—	25,043
Florida	—	24,666	—	24,666
Colorado	—	22,162	—	22,162
Alabama	—	21,804	—	21,804
Georgia	—	19,128	—	19,128
Ohio	—	17,900	—	17,900
Arizona	—	16,804	—	16,804
Other	—	229,656	—	229,656
Short-term securities	—	18,227	—	18,227
Total	$—	$541,814	$—	$541,814

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on centrally cleared interest rate swaps	$—	$434	$—	$434
Liabilities:
Unrealized depreciation on centrally cleared interest rate swaps	—	(126)	—	(126)
Total	$—	$308	$—	$308

*	Interest rate swaps are not included in the investment portfolio.
Ultra Short Income ETF
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds, notes & loans	$—	$16,413	$—	$16,413
Asset-backed obligations	—	7,183	—	7,183
Mortgage-backed obligations	—	2,186	—	2,186
Short-term securities	—	8,610	—	8,610
Total	$—	$34,392	$—	$34,392

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$1	$—	$—	$1
Total	$1	$—	$—	$1

*	Futures contracts are not included in the investment portfolio.

173	Capital Group Fixed Income ETF Trust

U.S. Multi-Sector Income ETF
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds, notes & loans	$—	$1,335,411	$1,554	$1,336,965
Mortgage-backed obligations	—	400,500	—	400,500
Asset-backed obligations	—	122,092	—	122,092
U.S. Treasury bonds & notes	—	13,899	—	13,899
Bonds & notes of governments & government agencies outside the U.S.	—	1,822	—	1,822
Municipals	—	1,786	—	1,786
Common stocks	1,587	—	73	1,660
Short-term securities	79,452	—	—	79,452
Total	$81,039	$1,875,510	$1,627	$1,958,176

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$81	$—	$81
Unrealized appreciation on centrally cleared interest rate swaps	—	16,134	—	16,134
Liabilities:
Unrealized depreciation on centrally cleared interest rate swaps	—	(662)	—	(662)
Unrealized depreciation on centrally cleared credit default swaps	—	(119)	—	(119)
Total	$—	$15,434	$—	$15,434

*	Forward currency contracts, interest rate swaps and credit default swaps are not included in the investment portfolio.
4.  Risk factors

Investing in each fund may involve certain risks including, but not limited to, those described below (as applicable).
Market conditions — The prices of, and the income generated by, the securities held by a fund may decline due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; levels of public debt and deficits; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.
Economies and financial markets throughout the world are highly interconnected. Events (including public health emergencies, such as the spread of infectious disease), bank failures and other circumstances in one country or region could have impacts on global economies or markets. As a result, whether or not a fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of a fund’s investments may be negatively affected by developments in other countries and regions.
Issuer risks — The prices of, and the income generated by, securities held by a fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.

Capital Group Fixed Income ETF Trust	174

Investing in municipal securities — Municipal securities are debt obligations that are exempt from federal, state and/or local income taxes. The yield and/or value of a fund’s investments in municipal securities may be adversely affected by events tied to the municipal securities markets, which can be very volatile and significantly impacted by unfavorable legislative or political developments and negative changes in the financial conditions of municipal securities issuers and the economy. To the extent a fund invests in obligations of a municipal issuer, the volatility, credit quality and performance of a fund may be adversely impacted by local political and economic conditions of the issuer. For example, a credit rating downgrade, bond default or bankruptcy involving an issuer within a particular state or territory could affect the market values and marketability of many or all municipal obligations of that state or territory. Income from municipal securities held by a fund could also be declared taxable because of changes in tax laws or interpretations by taxing authorities or as a result of noncompliant conduct of a municipal issuer. Additionally, the relative amount of publicly available information about municipal securities is generally less than that for corporate securities.
Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by a fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.
Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers of callable debt securities that may be prepaid at any time, such as mortgage- or other asset-backed securities, are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general change in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from a fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in a fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.
Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of a fund’s securities could cause the net asset value of a fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities.
Investing in cash equivalents — Cash equivalents, such as commercial paper, asset-backed commercial paper, short term-bank obligations and corporate bonds and notes that mature or may be redeemed or mature within thirteen months or less, like other fixed income instruments are subject to interest rate risk. However, the short-term nature of a commercial paper investment makes it less susceptible to volatility than many other fixed income securities because interest rate risk typically increases as maturity lengths increase. Commercial paper is often unsecured, but may be supported by letters of credit or other forms of collateral. Maturing commercial paper are usually repaid by the issuer from the proceeds of new commercial paper issuances. As a result, investment in commercial paper is subject to rollover risk, or the risk that the issuer cannot issue enough new commercial paper to satisfy its outstanding commercial paper. As with all fixed income securities, there is a chance that the issuer will default on its short-term obligations and these securities may become illiquid or suffer from reduced liquidity in these or other situations.
Investing in financials — Under normal circumstances, a significant portion of a fund’s portfolio will be comprised of securities issued by companies in the financials group of industries. As a result, a fund may be more susceptible to any economic, business, political or other developments which generally affect this group of industries. The profitability of many types of financial companies may be adversely affected in certain market cycles, including during periods of rising interest rates, which may restrict the availability and increase the cost of capital, and declining economic conditions, which may cause credit losses due to financial difficulties of borrowers. Because many types of financial companies are vulnerable to these economic cycles, a fund’s investments may lose value during such periods.
Investing in asset-backed securities — Asset-backed securities include debt obligations that represent interests in pools of income-bearing assets, such as consumer loans or receivables. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and a fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities. Asset-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the asset may decline in value and be insufficient, upon foreclosure, to repay the associated loans.

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Currency transactions — In addition to the risks generally associated with investing in derivative instruments, the use of forward currency contracts involves the risk that currency movements will not be accurately predicted by the investment adviser, which could result in losses to the fund. While entering into forward currency contracts could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain that may result from an increase in the value of the currency. Additionally, the adviser may use forward currency contracts to increase exposure to a certain currency or to shift exposure to currency fluctuations from one country to another. Forward currency contracts may expose the fund to potential gains and losses in excess of the initial amount invested.
Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and a fund may be unable to sell such holdings when necessary to meet its liquidity needs or to try to limit losses, or may be forced to sell at a loss. Depending on market conditions, reduced liquidity of fund holdings may also cause a fund’s shares to trade in the market at wider bid-ask spreads or greater premiums or discounts to the fund’s NAV.
Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by a fund could cause the values of these securities to decline.
Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds. Investments in junk bonds can be considered speculative.
Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries tend to have less developed political, economic and legal systems than those in developed countries. Accordingly, the governments of these countries may be less stable and more likely to intervene in the market economy in a manner that could adversely affect the prices of securities. Information regarding issuers in emerging markets may be limited, incomplete or inaccurate, and such issuers may not be subject to regulatory, accounting, auditing, and financial reporting and recordkeeping standards comparable to those to which issuers in more developed markets are subject. A fund’s rights with respect to its investments in emerging markets, if any, will generally be governed by local law, which may make it difficult or impossible for a fund to pursue legal remedies or to obtain and enforce judgments in local courts. In addition, the economies of these countries may be dependent on relatively few industries, may have limited access to capital and may be more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, more vulnerable to market manipulation, and more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating a fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.
Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and a fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in a fund having to reinvest the proceeds in lower yielding securities, effectively reducing a fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing a fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.

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Investing in securities backed by the U.S. government — U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Notwithstanding that these securities are backed by the full faith and credit of the U.S. government, circumstances could arise that would prevent or delay the payment of interest or principal on these securities, which could adversely affect their value and cause the fund to suffer losses. Such an event could lead to significant disruptions in U.S. and global markets. Securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.
Investing in inflation-linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure. Investing in inflation-linked bonds may also reduce a fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to the fund.
Investing in future delivery contracts — A fund may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve the fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase a fund’s market exposure, and the market price of the securities that a fund contracts to repurchase could drop below their purchase price. While a fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions increase the turnover rate of a fund.
Investing in futures contracts — In addition to the risks generally associated with investing in derivative instruments, futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and futures commission merchants with which the fund transacts. Additionally, although futures require only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a futures contract could greatly exceed the initial amount invested. While futures contracts are generally liquid instruments, under certain market conditions futures may be deemed to be illiquid. For example, a fund may be temporarily prohibited from closing out its position in a futures contract if intraday price change limits or limits on trading volume imposed by the applicable futures exchange are triggered. If a fund is unable to close out a position on a futures contract, the fund would remain subject to the risk of adverse price movements until the fund is able to close out the futures position. The ability of a fund to successfully utilize futures contracts may depend in part upon the ability of the fund’s investment adviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the futures in which the fund invests. If the investment adviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the futures in which it invests, the fund could suffer losses.
Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may cause a fund to lose significantly more than its initial investment. Derivatives may be difficult to value, difficult for a fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. A fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. A fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, a fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses. Derivatives are also subject to operational risk (such as documentation issues, settlement issues and systems failures) and legal risk (such as insufficient documentation, insufficient capacity or authority of a counterparty, and issues with the legality or enforceability of a contract).
Exposure to country, region, industry or sector — Subject to each fund’s investment limitations, a fund may have significant exposure to a particular country, region, industry or sector. Such exposure may cause the fund to be more impacted by risks relating to and developments affecting the country, region, industry or sector, and thus its net asset value may be more volatile, than a fund without such levels of exposure. For example, if a fund has significant exposure in a particular country, then social, economic, regulatory or other issues that negatively affect that country may have a greater impact on the fund than on a fund that is more geographically diversified.

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Investing outside the U.S. — Securities of issuers domiciled outside the U.S. or with significant operations or revenues outside the U.S. and securities tied economically to countries outside the U.S. may lose value because of adverse political, social, economic or market developments in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal, auditing, financial reporting and recordkeeping standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes. Further, there may be increased risks of delayed settlement of securities purchased or sold by a fund, which could impact the liquidity of the fund’s portfolio.
Currency — The prices of, and the income generated by, many debt securities held by a fund may also be affected by changes in relative currency values. If the U.S. dollar appreciates against foreign currencies, the value in U.S. dollars of a fund’s securities denominated in such currencies would generally fall and vice versa.
Currency hedging risk — A fund’s use of forward currency contracts to hedge all or substantially all of the fund’s foreign currency exposure could result in losses to the fund if currencies do not perform as expected. In addition, the reduction of a fund’s exposure to currency risks limits a fund’s ability to benefit from favorable changes in currency exchange rates. Currency markets generally are not as regulated as securities markets, and currency rates may experience volatility, which can reduce the fund’s returns. A fund’s use of forward currency contracts to hedge all or substantially all of the fund’s foreign currency exposure is intended to minimize the impact of currency fluctuations on fund returns; however, this strategy will not eliminate a fund’s exposure to currency risk. The use of forward currency contracts will not entirely offset the fluctuations between a fund’s exposure to non-U.S. currencies and the U.S. dollar. Additionally, there are transaction costs the fund will incur to hedge its foreign currency exposure. A fund’s exposure to foreign currencies may not be hedged at all times, including at times when the fund is implementing a currency hedging transaction. Volatility of the U.S. dollar relative to the currencies being hedged will generally reduce the effectiveness of a fund’s currency hedging transactions. Differences between U.S. dollar interest rates and foreign currency interest rates may also impact the effectiveness of the fund’s currency hedging transactions.
Investing in similar municipal bonds — Investing significantly in municipal obligations of multiple issuers in the same state or backed by revenues of similar types of projects or industries may make a fund more susceptible to certain economic, political or regulatory occurrences. As a result, a fund has greater risk of volatility, and greater risk of loss, from these investments.
Insured municipal bonds – A fund may invest in municipal bonds that are insured generally as to the timely payment of interest and repayment of principal. Insurance that covers a municipal bond does not guarantee the market value of the bond or the prices of a fund’s shares. Market conditions or changes to ratings criteria could adversely impact the ratings of municipal bond insurers. If the credit rating of the insurer were downgraded or withdrawn by rating agencies, this could have an adverse effect upon the credit rating of the insured bond and, therefore, its market value, despite the quality of the underlying issuer.
Alternative minimum tax — A fund may invest in securities, including in "private activity bonds," that may be subject to federal alternative minimum tax. Therefore, while a fund’s distributions from tax-exempt securities are not subject to regular federal income tax, a portion or all of the distributions may be included in determining a shareholder’s federal alternative minimum tax.
Investing in debt securities of sovereign, quasi-sovereign and supranational entities — While debt securities of sovereign, quasi-sovereign and supranational entities are subject to the risks associated with investments in debt instruments or foreign securities generally, they are also subject to other and different risks. A governmental or quasi-governmental entity may be unwilling or unable to pay interest and repay principal on its sovereign or quasi-sovereign debt, or otherwise meet its obligations when due, including for reasons such as the government’s policy towards principal international lenders such as the International Monetary Fund or the political considerations to which the government may be subject. If such issuers default (or threaten to default), the indebtedness may be restructured and/or a moratorium on the payments of such indebtedness may be declared, in each case, without the approval of some or all debt holders. In the event of a default on sovereign or quasi-sovereign debt, a fund may also have limited legal recourse against the defaulting government entity.
A “supranational entity” is an entity established or financially supported by the governments of several countries to promote reconstruction, economic development or trade (for example, the World Bank). Generally, the governmental members of these entities make initial capital contributions to and may also commit to making additional contributions if the supranational entity is unable to repay its borrowings. There is no guarantee that one or more governmental members of a supranational entity will continue to make any necessary additional capital contributions, and if such contributions are not made, the entity may be unable to pay interest or repay principal on its debt securities.

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Interest rate risk — The values and liquidity of the securities held by a fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. A fund may invest in variable and floating rate securities. When a fund holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of a fund’s shares. Although the values of such securities are generally less sensitive to interest rate changes than those of other debt securities, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as market interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, a fund may not be able to maintain a positive yield or total return and, in relatively low interest rate environments, there are heightened risks associated with rising interest rates.
Portfolio turnover — A fund may engage in frequent and active trading of its portfolio securities. Higher portfolio turnover may involve correspondingly greater transaction costs in the form of dealer spreads, brokerage commissions and other transaction costs on the sale of securities and on reinvestment in other securities. The sale of portfolio securities may also result in the realization of net capital gains, which are taxable when distributed to shareholders, unless the shareholder is exempt from taxation or the shareholder’s account is tax-favored. These costs and tax effects may adversely affect a fund’s returns to shareholders. A fund’s portfolio turnover rate may vary from year to year, as well as within a year.
Market trading — The funds’ shares are listed for trading on an exchange and are bought and sold on the secondary market at market prices. The market prices of fund shares are expected to fluctuate, in some cases materially, in response to changes in a fund’s net asset value (“NAV”), the intraday value of a fund’s holdings, and supply and demand for a fund’s shares. The existence of significant market volatility, disruptions to creations and redemptions, or potential lack of an active trading market for fund shares and/or for the holdings of a fund (including through a trading halt), among other factors, may result in the shares trading significantly above (at a premium) or below (at a discount) to the fund’s NAV and bid-ask spreads may widen. A bid-ask spread is the “spread” or difference between what investors are willing to pay for fund shares (the “bid” price) and the price at which the investors are willing to sell fund shares (the “ask” price). Purchasing a fund’s shares when its market price is at a premium or selling a fund’s shares when its market price is at a discount, may result in paying more than, or receiving less than, NAV, respectively.
Foreign securities held by a fund may be traded in markets that close at a different time than the exchange on which the fund’s shares are listed. Liquidity in those securities may be reduced after the applicable closing times. Accordingly, during the time when a fund’s exchange is open but after the applicable market closing, fixing or settlement times, bid-ask spreads on the fund’s exchange and the corresponding premium or discount to the fund’s NAV may widen.
Authorized Participant concentration — Only authorized participants may engage in creation or redemption transactions directly with a fund, and none of them is obligated to do so. A fund has a limited number of institutions that may act as authorized participants. In addition, to the extent that securities held by a fund are traded outside a collateralized settlement system, authorized participants may be required to post collateral on certain trades on an agency basis (on behalf of other market participants), which only a limited number of authorized participants may be able to do. If authorized participants exit the business or are unable to or elect not to engage in creation or redemption transactions, and no other authorized participant engages in such function, fund shares may trade at a premium or discount to the fund’s net asset value and/or at wider intraday bid-ask spreads and possibly face trading halts or delisting.
Nondiversification — As nondiversified funds, each fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. As a result, poor performance by a single issuer could adversely affect fund performance more than if each fund were invested in a larger number of issuers. The fund’s share price can be expected to fluctuate more than might be the case if the fund were more broadly diversified.
Cash transactions — Each fund currently expects to effect at least part of its creations and redemptions for cash rather than in-kind securities. When a fund effects redemptions partly or wholly for cash, rather than in-kind, the fund may have to sell portfolio securities at inopportune times in order to obtain the cash needed to meet redemption orders. If a fund realizes gains on these sales, the fund generally will be required to recognize a gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise be required if it were to distribute portfolio securities in-kind. This strategy may cause shareholders to be subject to tax from distributions to which they would not otherwise be subject. The use of cash creations and redemptions may also cause a fund’s shares to trade in the market at wider bid-ask spreads or greater premiums or discounts to the fund’s NAV. As a result of such cash transactions, a fund could incur brokerage costs which, to the extent not offset by transaction fees that are payable by an authorized participant, may reduce the fund’s NAV.

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Management — The investment adviser to the funds actively manages the funds’ investments. Consequently, the funds are subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the funds to lose value or their investment results to lag relevant benchmarks or other funds with similar objectives.
5.  Certain investment techniques

Index-linked bonds — Some of the funds have invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.
Mortgage dollar rolls — Some of the funds have entered into mortgage dollar roll transactions of TBA securities in which the fund sells a TBA mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar TBA security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions and may result in an increase to the fund’s portfolio turnover rate. Portfolio turnover rates excluding and including mortgage dollar rolls are presented at the end of the fund’s financial highlights tables.
Loan transactions — Some of the funds have entered into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.
Unfunded commitments — Capital Group Core Plus Income ETF and Capital Group U.S. Multi-Sector Income ETF have participated in transactions that involve unfunded commitments, which may obligate each fund to purchase new or additional bonds and/or purchase additional shares of the applicable issuer if certain contingencies are met. As of December 31, 2024, the maximum exposure from these unfunded commitments for Capital Group Core Plus Income ETF was $1,769,000 and Capital Group U.S. Multi-Sector Income ETF was $1,977,000, respectively, which would represent less than 0.04% for Capital Group Core Plus Income ETF and 0.10% for Capital Group U.S. Multi-Sector Income ETF respectively, of the net assets of each fund should such commitments become due.
Option contracts — Some of the funds have has entered into option contracts, which give the purchaser of the option, in return for a premium payment, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the reference instrument underlying the option (or the cash value of the instrument underlying the option) at a specified exercise price. The writer of an option on a security has the obligation, upon exercise of the option, to cash settle or deliver the underlying currency or instrument upon payment of the exercise price (in the case of a call) or to cash settle or take delivery of the underlying currency or instrument and pay the exercise price (in the case of a put).
By purchasing a put option, the fund obtains the right (but not the obligation) to sell the currency or instrument underlying the option (or to deliver the cash value of the instrument underlying the option) at a specified exercise price. In return for this right, the fund pays the current market price, or the option premium, for the option. The fund may terminate its position in a put option by allowing the option to expire or by exercising the option. If the option is allowed to expire, the fund will lose the entire amount of the premium paid. If the option is exercised, the fund completes the sale of the underlying instrument (or cash settles) at the exercise price. The fund may also terminate a put option position by entering into opposing close-out transactions in advance of the option expiration date.
The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right (but not the obligation) to purchase, rather than sell, the underlying currency or instrument (or cash settle) at the specified exercise price. The buyer of a call option typically attempts to participate in potential price increases of the underlying currency or instrument with risk limited to the cost of the option if the price of the underlying currency or instrument falls. At the same time, the call option buyer can expect to suffer a loss if the price of the underlying currency or instrument does not rise sufficiently to offset the cost of the option.

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The writer of a put or call option takes the opposite side of the transaction from the option purchaser. In return for receipt of the option premium, the writer assumes the obligation to pay or receive the exercise price for the option’s underlying currency or instrument if the other party to the option chooses to exercise it. The writer may seek to terminate a position in a put option before exercise by entering into opposing close-out transactions in advance of the option expiration date. If the market for the relevant put option is not liquid, however, the writer must be prepared to pay the exercise price while the option is outstanding, regardless of price changes. Writing a call option obligates the writer to, upon exercise of the option, deliver the option’s underlying currency or instrument in return for the exercise price or to make a net cash settlement payment, as applicable. The characteristics of writing call options are similar to those of writing put options, except that writing call options is generally a profitable strategy if prices remain the same or fall. The potential gain for the option seller in such a transaction would be capped at the premium received.
Option contracts can be either equity style (premium is paid in full when the option is opened) or futures style (premium moves as part of variation margin over the life of the option, and is paid in full when the option is closed). For equity style options, premiums paid on options purchased, as well as the daily fluctuation in market value, are included in investment securities in the fund’s statement of asset and liabilities, and premiums received on options written, as well as the daily fluctuation in market value, are included in options written at value in the fund’s statement of assets and liabilities. The net realized gains or losses and net unrealized appreciation or depreciation from equity style options are recorded in investments for purchased options and in options written for written options in the fund’s statement of operations.
Option contracts can take different forms. Some of the funds have has entered into the following types of option contracts:
Options on futures — The fund has entered into options on futures contracts to seek to manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. An option on a futures contract gives the holder of the option the right to buy or sell a position in a futures contract from or to the writer of the option, at a specified price on or before the specified expiration date.
Futures contracts — Some of the funds have entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio.
Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM“), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract.
On a daily basis, each fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. Futures contracts may involve a risk of loss in excess of the variation margin shown on the fund’s statement of assets and liabilities. Each fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in the fund’s statement of operations.
Forward currency contracts — Some of the funds have entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund’s investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.
On a daily basis, the funds’ investment adviser values forward currency contracts and records unrealized appreciation or depreciation for open forward currency contracts in each fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward currency contract is closed or offset by another contract with the same broker for the same settlement date and currency.
Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in each fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in each fund’s statement of operations.

181	Capital Group Fixed Income ETF Trust

Swap contracts — Some of the funds have entered into swap agreements, which are two-party contracts entered into primarily by institutional investors for a specified time period. In a typical swap transaction, two parties agree to exchange the returns earned or realized from one or more underlying assets or rates of return. Swap agreements can be traded on a swap execution facility (SEF) and cleared through a central clearinghouse (cleared), traded over-the-counter (OTC) and cleared, or traded bilaterally and not cleared. Because clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, and margin is required to be exchanged under the rules of the clearinghouse, central clearing is intended to decrease (but not eliminate) counterparty risk relative to uncleared bilateral swaps. To the extent the funds enter into bilaterally negotiated swap transactions, the funds will enter into swap agreements only with counterparties that meet certain credit standards and subject to agreed collateralized procedures. The term of a swap can be days, months or years and certain swaps may be less liquid than others.
Upon entering into a centrally cleared swap contract, the funds are required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.
On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in the funds’ statement of assets and liabilities for centrally cleared swaps and as unrealized appreciation or depreciation in the funds’ statement of assets and liabilities for bilateral swaps. For centrally cleared swaps, the fund also pays or receives a variation margin based on the increase or decrease in the value of the swaps, including accrued interest as applicable, and records variation margin in the statement of assets and liabilities. The funds record realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from swaps are recorded in the fund’s statement of operations.
Swap agreements can take different forms. Some of the funds have entered into the following types of swap agreements:
Interest rate swaps — Some of the funds have entered into interest rate swaps, which seek to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the funds’ portfolio. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in an interest rate or rates. Typically, one interest rate is fixed and the other is variable based on a designated short-term interest rate such as the Secured Overnight Financing Rate (SOFR), prime rate or other benchmark. In other types of interest rate swaps, known as basis swaps, the parties agree to swap variable interest rates based on different designated short-term interest rates. Interest rate swaps generally do not involve the delivery of securities or other principal amounts. Rather, cash payments are exchanged by the parties based on the application of the designated interest rates to a notional amount, which is the predetermined dollar principal of the trade upon which payment obligations are computed. Accordingly, the funds’ current obligation or right under the swap agreement is generally equal to the net amount to be paid or received under the swap agreement based on the relative value of the position held by each party.
Credit default swap indices — Some of the funds have entered into centrally cleared credit default swap indices, including CDX and iTraxx indices (collectively referred to as “CDSIs”), in order to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks. A CDSI is based on a portfolio of credit default swaps with similar characteristics, such as credit default swaps on high-yield bonds. In a typical CDSI transaction, one party (the protection buyer) is obligated to pay the other party (the protection seller) a stream of periodic payments over the term of the contract. If a credit event, such as a default or restructuring, occurs with respect to any of the underlying reference obligations, the protection seller must pay the protection buyer the loss on those credits.
The funds may enter into a CDSI transaction as either protection buyer or protection seller. If the funds are protected buyers, they would pay the counterparty a periodic stream of payments over the term of the contract and would not recover any of those payments if no credit events were to occur with respect to any of the underlying reference obligations. However, if a credit event did occur, the funds, as protection buyers, would have the right to deliver the referenced debt obligations or a specified amount of cash, depending on the terms of the applicable agreement, and to receive the par value of such debt obligations from the counterparty protection seller. As protection sellers, the funds would receive fixed payments throughout the term of the contract if no credit events were to occur with respect to any of the underlying reference obligations. If a credit event were to occur, however, the value of any deliverable obligation received by the funds, coupled with the periodic payments previously received by the funds, may be less than the full notional value that the funds, as protection sellers, pays to the counterparty protection buyer, effectively resulting in a loss of value to the funds. Furthermore, as protection sellers, the funds would effectively add leverage to its portfolio because it would have investment exposure to the notional amount of the swap transaction.

Capital Group Fixed Income ETF Trust	182

The following table presents the average month-end notional amounts of options on futures, futures contracts, forward currency contracts, interest rate swaps and credit default swaps while held for each fund (dollars in thousands):
	Options on futures	Futures contracts	Forward currency contracts	Interest rate swaps	Credit default swaps
Core Bond ETF	Not applicable	$155,504	Not applicable	Not applicable	$25,628
Core Plus Income ETF	Not applicable	1,093,475	$5,838	$894,237	Not applicable
International Bond ETF (USD-Hedged)	Not applicable	28,748	43,455	6,400	718
Municipal Income ETF	Not applicable	144,220*	Not applicable	176,949	Not applicable
Municipal High-Income ETF	Not applicable	2,789*	Not applicable	Not applicable	Not applicable
Short Duration Income ETF	Not applicable	182,357	Not applicable	239,880	Not applicable
Short Duration Municipal Income ETF	Not applicable	20,963*	Not applicable	38,485	Not applicable
Ultra Short Income ETF	Not applicable	1,549	Not applicable	Not applicable	Not applicable
U.S. Multi-Sector Income ETF	$7,433*	164,716*	3,129	308,883	8,817

*	No contracts were held at the end of the reporting period; amount represents the average month-end notional amount of contracts while they were held.
The following tables identify the location and fair value amounts on each fund’s statement of assets and liabilities and the effect on each fund’s statement of operations resulting from each fund’s use of options contracts, futures contracts, forward currency contracts, interest rate swaps and/or credit default swaps as of, or for the year ended, December 31, 2024 (dollars in thousands):
Core Bond ETF
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$27	Unrealized depreciation*	$3,835
Swap (centrally cleared)	Credit	Unrealized appreciation*	—	Unrealized depreciation*	6
			$27		$3,841

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain (loss) on futures contracts	$(4,878)	Net unrealized appreciation (depreciation) on futures contracts	$(3,808)
Swap	Interest	Net realized gain (loss) on swap contracts	414	Net unrealized appreciation (depreciation) on swap contracts	(493)
Swap	Credit	Net realized gain (loss) on swap contracts	17	Net unrealized appreciation (depreciation) on swap contracts	(13)
			$(4,447)		$(4,314)
Core Plus Income ETF
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$5,581	Unrealized depreciation*	$3,905
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	164	Unrealized depreciation on open forward currency contracts	—
Swap (centrally cleared)	Interest	Unrealized appreciation*	9,156	Unrealized depreciation*	8,066
Swap (bilateral)	Interest	Bilateral swaps, at value	—	Bilateral swaps, at value	67
			$14,901		$12,038

Refer to the end of the tables for footnote.

183	Capital Group Fixed Income ETF Trust

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain (loss) on futures contracts	$(6,029)	Net unrealized appreciation (depreciation) on futures contracts	$2,367
Forward currency	Currency	Net realized gain (loss) on forward currency contracts	335	Net unrealized appreciation (depreciation) forward currency contracts	185
Swap	Interest	Net realized gain (loss) on swap contracts	(40,811)	Net unrealized appreciation (depreciation) on swap contracts	(9,900)
			$(46,505)		$(7,348)
International Bond ETF (USD-Hedged)
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$151	Unrealized depreciation*	$120
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	1,016	Unrealized depreciation on open forward currency contracts	22
Swap (bilateral)	Interest	Bilateral swaps, at value	—	Bilateral swaps, at value	72
Swap (centrally cleared)	Credit	Unrealized appreciation*	—	Unrealized depreciation*	3
			$1,167		$217

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain (loss) on futures contracts	$198	Net unrealized appreciation (depreciation) on futures contracts	$31
Forward currency	Currency	Net realized gain (loss) on forward currency contracts	452	Net unrealized appreciation (depreciation) forward currency contracts	994
Swap	Interest	Net realized gain (loss) on swap contracts	—	Net unrealized appreciation (depreciation) on swap contracts	(72)
Swap	Credit	Net realized gain (loss) on swap contracts	(27)	Net unrealized appreciation (depreciation) on swap contracts	(3)
			$623		$950
Municipal Income ETF
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Swap (centrally cleared)	Interest	Unrealized appreciation*	$999	Unrealized depreciation*	$225

Refer to the end of the tables for footnote.

Capital Group Fixed Income ETF Trust	184

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain (loss) on futures contracts	$179	Net unrealized appreciation (depreciation) on futures contracts	$66
Swap	Interest	Net realized gain (loss) on swap contracts	(2,570)	Net unrealized appreciation (depreciation) on swap contracts	774
			$(2,391)		$840
Municipal High-Income ETF
		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain (loss) on futures contracts	$(20)	Net unrealized appreciation (depreciation) on futures contracts	$—
Short Duration Income ETF
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$230	Unrealized depreciation*	$70
Swap (centrally cleared)	Interest	Unrealized appreciation*	4,117	Unrealized depreciation*	1,262
			$4,347		$1,332

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain (loss) on futures contracts	$(392)	Net unrealized appreciation (depreciation) on futures contracts	$(149)
Swap	Interest	Net realized gain (loss) on swap contracts	(11,391)	Net unrealized appreciation (depreciation) on swap contracts	3,192
			$(11,783)		$3,043
Short Duration Municipal Income ETF
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Swap (centrally cleared)	Interest	Unrealized appreciation*	$434	Unrealized depreciation*	$126

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain (loss) on futures contracts	$143	Net unrealized appreciation (depreciation) on futures contracts	$3
Swap	Interest	Net realized gain (loss) on swap contracts	(573)	Net unrealized appreciation (depreciation) on swap contracts	308
			$(430)		$311
Refer to the end of the tables for footnote.

185	Capital Group Fixed Income ETF Trust

Ultra Short Income ETF
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$1	Unrealized depreciation*	$—

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain (loss) on futures contracts	$23	Net unrealized appreciation (depreciation) on futures contracts	$1
U.S. Multi-Sector Income ETF
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	$81	Unrealized depreciation on open forward currency contracts	$—
Swap (centrally cleared)	Interest	Unrealized appreciation*	16,134	Unrealized depreciation*	662
Swap (centrally cleared)	Credit	Unrealized appreciation*	—	Unrealized depreciation*	119
			$16,215		$781

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Options purchased (equity style)	Interest	Net realized gain (loss) on investments	$(382)	Net unrealized appreciation (depreciation) on investments	$—
Options written (equity style)	Interest	Net realized gain (loss) on options written	307	Net unrealized appreciation (depreciation) on options written	—
Futures	Interest	Net realized gain (loss) on futures contracts	1,494	Net unrealized appreciation (depreciation) on futures contracts	—
Forward currency	Currency	Net realized gain (loss) on forward currency contracts	164	Net unrealized appreciation (depreciation) forward currency contracts	99
Swap	Interest	Net realized gain (loss) on swap contracts	(16,390)	Net unrealized appreciation (depreciation) on swap contracts	10,023
Swap	Credit	Net realized gain (loss) on swap contracts	(598)	Net unrealized appreciation (depreciation) on swap contracts	(119)
			$(15,405)		$10,003

*
Includes cumulative appreciation/depreciation on futures contracts, centrally cleared interest rate swaps and/or centrally cleared credit default swaps as reported in the applicable tables following each fund’s investment portfolio. Only current day’s variation margin is reported within each fund’s statement of assets and liabilities.

Capital Group Fixed Income ETF Trust	186

Collateral — Some funds either receive or pledge highly liquid assets, such as cash or U.S. government securities, as collateral due to their use of options contracts, futures contracts, forward currency contracts, interest rate swaps, credit default swaps and/or future delivery contracts. For options on futures, futures contracts, centrally cleared interest rate swaps and centrally cleared credit default swaps, the fund pledges collateral for initial and variation margin by contract. For forward currency contracts and bilateral swaps, the program calls for each participating fund to either receive or pledge collateral based on the net gain or loss on unsettled contracts by counterparty. For future delivery contracts, the program calls for each participating fund to either receive or pledge collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by each participating fund, if any, is disclosed in each fund’s investment portfolio, and cash collateral pledged by each participating fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash collateral in each fund’s statement of assets and liabilities.
Rights of offset — Funds that hold forward currency contracts and/or bilateral interest rate swaps have enforceable master netting agreements with certain counterparties, where amounts payable by each party to the other in the same currency (with the same settlement date and with the same counterparty) are settled net of each party’s payment obligation. If an early termination date occurs under these agreements following an event of default or termination event, all obligations of each party to its counterparty are settled net through a single payment in a single currency (“close-out netting“). For financial reporting purposes, the funds do not offset financial assets and financial liabilities that are subject to these master netting arrangements in the statements of assets and liabilities.
The following tables present each fund’s forward currency contracts and bilateral interest rate swaps by counterparty that are subject to master netting agreements but that are not offset in the funds’ statement of assets and liabilities. The net amount column shows the impact of offsetting on the funds’ statement of assets and liabilities as of December 31, 2024, if close-out netting was exercised (dollars in thousands):
Core Plus Income ETF
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement			Net amount
		Available to offset	Non-cash collateral*	Cash collateral*
Assets:
HSBC Bank	$152	$—	$—	$—	$152
Standard Chartered Bank	12	—	—	—	12
Total	$164	$—	$—	$—	$164
Liabilities:
Barclays Bank PLC	$67	$—	$—	$—	$67
International Bond ETF (USD-Hedged)
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement			Net amount
		Available to offset	Non-cash collateral*	Cash collateral*
Assets:
Barclays Bank PLC	$1	$(1)	$—	$—	$—
BNP Paribas	7	(7)	—	—	—
Citibank	78	(1)	—	—	77
Goldman Sachs	100	—	—	—	100
HSBC Bank	439	—	—	(260)	179
JPMorgan Chase Bank	124	—	—	—	124
Morgan Stanley	133	—	—	—	133
Standard Chartered Bank	110	(1)	—	(109)	—
UBS AG	24	(11)	—	—	13
Total	$1,016	$(21)	$—	$(369)	$626
See end of tables for footnotes.

187	Capital Group Fixed Income ETF Trust

Counterparty	Gross amounts recognized in the statement of assets and liabilities	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement			Net amount
		Available to offset	Non-cash collateral*	Cash collateral*
Liabilities:
Barclays Bank PLC	$72	$(1)	$—	$—	$71
BNP Paribas	9	(7)	—	—	2
Citibank	1	(1)	—	—	—
HSBC Bank	— †	—	—	—	— †
Standard Chartered Bank	1	(1)	—	—	—
UBS AG	11	(11)	—	—	—
Total	$94	$(21)	$—	$—	$73
U.S. Multi-Sector Income ETF
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement			Net amount
		Available to offset	Non-cash collateral*	Cash collateral*
Assets:
HSBC Bank	$78	$—	$—	$—	$78
Standard Chartered Bank	3	—	—	—	3
Total	$81	$—	$—	$—	$81

*	Collateral is shown on a settlement basis.
†	Amount less than one thousand.
6.  Taxation and distributions

Federal income taxation — Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.
As of and during the year ended December 31, 2024, none of the funds had a liability for any unrecognized tax benefits. Each fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in their respective statements of operations. During the year, none of the funds incurred any significant interest or penalties.
Each fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.
Non-U.S. taxation — Dividend and interest income, if any, are recorded net of non-U.S. taxes paid. The funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the funds on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. The funds generally record an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.
Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; cost of investments sold; paydowns on fixed-income securities; net capital losses; non-U.S. taxes on capital gains; amortization of premiums and discounts and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes. The funds may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.

Capital Group Fixed Income ETF Trust	188

Additional tax basis disclosures for each fund as of December 31, 2024, were as follows (dollars in thousands):
	Core Bond ETF	Core Plus Income ETF	International Bond ETF (USD-Hedged)	Municipal Income ETF	Municipal High-Income ETF
Undistributed tax-exempt income	$—	$—	$—	$1,873	$57
Undistributed ordinary income	221	1,552	1,750	—	—
Undistributed long-term capital gains	—	—	52	—	—
Capital loss carryforward*	(12,913)	(48,856)	—	(333)	(14)
Capital loss carryforward utilized	—	—	—	456	—
Gross unrealized appreciation on investments	—	26,618	117	13,268	322
Gross unrealized depreciation on investments	(14,361)	(62,680)	(2,340)	(17,164)	(632)
Net unrealized appreciation (depreciation) on investments	(14,361)	(36,062)	(2,223)	(3,896)	(310)
Cost of investments	1,605,886	4,229,015	52,372	2,643,767	84,083
Reclassification from (to) total distributable earnings/ accumulated loss to (from) capital paid in on shares of beneficial interest	1,182	5,434	—	1,016	23

*
Each fund’s capital loss carryforward will be used to offset any capital gains realized by the fund in future years. Funds with a capital loss carryforward will not make distributions from capital gains while a capital loss carryforward remains.

	Short Duration Income ETF	Short Duration Municipal Income ETF	Ultra Short Income ETF	U.S. Multi-Sector Income ETF
Undistributed tax-exempt income	$—	$268	$—	$—
Undistributed ordinary income	173	—	25	213
Undistributed long-term capital gains	—	—	4	—
Capital loss carryforward*	(2,617)	(69)	—	(2,747)
Capital loss carryforward utilized	—	—	—	3,148
Gross unrealized appreciation on investments	8,098	1,849	125	31,908
Gross unrealized depreciation on investments	(2,134)	(1,367)	(16)	(20,512)
Net unrealized appreciation (depreciation) on investments	5,964	482	109	11,396
Cost of investments	905,460	541,640	34,284	1,962,214
Reclassification from (to) total distributable earnings/ accumulated loss to (from) capital paid in on shares of beneficial interest	574	140	—	—

*
Each fund’s capital loss carryforward will be used to offset any capital gains realized by the fund in future years. Funds with a capital loss carryforward will not make distributions from capital gains while a capital loss carryforward remains.

189	Capital Group Fixed Income ETF Trust

Distributions paid by each fund were characterized for tax purposes as follows (dollars in thousands):
	Year ended December 31, 2024				Year ended December 31, 2023
Fund	Ordinary income	Tax-exempt income	Long-term capital gains	Total distributions paid	Ordinary income	Tax-exempt income	Long-term capital gains	Total distributions paid
Core Bond ETF	$33,238	$—	$—	$33,238	$606 *	$—	$—	$606 *
Core Plus Income ETF	143,463	—	—	143,463	49,339	—	—	49,339
International Bond ETF (USD-Hedged)	738 †	—	85 †	823 †
Municipal Income ETF	—	49,415	—	49,415	—	7,433	—	7,433
Municipal High-Income ETF	—	1,137 †	—	1,137 †
Short Duration Income ETF	27,757	—	—	27,757	11,350	—	—	11,350
Short Duration Municipal Income ETF	—	8,036	—	8,036	—	368 *	—	368 *
Ultra Short Income ETF	846 †	—	11 †	857 †
U.S. Multi-Sector Income ETF	64,695	—	—	64,695	11,122	—	—	11,122

*	For the period September 26, 2023, commencement of operations, through December 31, 2023.
†	For the period June 25, 2024, commencement of operations, through December 31, 2024.
7.  Fees and transactions

CRMC, the funds’ investment adviser, is the parent company of Capital Client Group, Inc. (“CCG”), the principal underwriter of the funds’ shares. CRMC and CCG are considered related parties to the funds.
Investment advisory services – Each fund has an investment advisory and service agreement with CRMC that provides for monthly fees, accrued daily. These fees are based on an annual rate of daily net assets as follows:
Fund	Annual rate
Core Bond ETF	0.27%
Core Plus Income ETF	0.34
International Bond ETF (USD-Hedged)	0.45
Municipal Income ETF	0.27
Municipal High-Income ETF	0.34
Short Duration Income ETF	0.25
Short Duration Municipal Income ETF	0.25
Ultra Short Income ETF	0.18
U.S. Multi-Sector Income ETF	0.39
Under the terms of the agreements, in addition to providing investment advisory services, the investment adviser and its affiliates provide certain administrative services to help assist third parties providing non-distribution services to the funds’ shareholders. These services include providing in-depth information on each fund and market developments that impact each fund’s investments. The agreement provides that the investment adviser will pay all ordinary operating expenses of each fund other than management fees, interest expenses, taxes, acquired fund fees and expenses, costs of holding shareholder meetings, legal fees and expenses relating to arbitration or litigation, payments under each fund’s plan of distribution (if any) and other non-routine or extraordinary expenses. Additionally, each fund will be responsible for its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund’s securities lending program, if applicable.

Capital Group Fixed Income ETF Trust	190

Transfer agency and administration services – Each fund has entered into a transfer agency and service agreement and an administration agreement with State Street Bank and Trust Company (“State Street”). Under the terms of the transfer agency agreement, State Street (or an agent, including an affiliate) acts as transfer agent and dividend disbursing agent for each fund. Under the terms of the administration agreement, State Street provides necessary administrative, legal, tax and accounting, regulatory and financial reporting services for the maintenance and operations of each fund. The investment adviser bears the costs of services under these agreements.
Affiliated officers and trustees – Officers and certain trustees of each fund are or may be considered to be affiliated with CRMC and CCG. No affiliated officers or trustees received any compensation directly from any of the funds.
Investment in CCF — Each fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for each fund’s short-term investments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC. CCF shares are not available to the public. CRMC does not receive an investment advisory services fee from CCF.
Security transactions with related funds — Each fund may purchase from, or sell securities to, other CRMC-managed funds (or funds managed by certain affiliates of CRMC) under procedures adopted by each fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act. The following table presents purchase and sale transactions between each fund and related funds, and net realized gain or loss from such sales, if any, as of December 31, 2024 (dollars in thousands):
Fund	Purchases	Sales	Net realized gain (loss)
Municipal Income ETF	$760,773	$152	$28
Short Duration Municipal Income ETF	301,235	34,948	(180)
Interfund lending — Pursuant to an exemptive order issued by the SEC, the funds, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. None of the funds lent or borrowed cash through the interfund lending program at any time during the year ended December 31, 2024.
8.  Indemnifications

Each fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, each fund may also enter into contracts that provide general indemnifications. Each fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against each fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to each fund’s board members and officers.
9.  Capital share transactions

Each fund issues and redeems shares at NAV only with certain authorized participants in large increments known as creation units. Purchases of creation units are made by tendering a basket of designated securities and cash to a fund, and redemption proceeds are paid with a basket of securities from a fund’s portfolio with a balancing cash component to equate the market value of the basket of securities delivered or redeemed to the NAV per creation unit on the transaction date. The funds may issue creation units to authorized participants in advance of the delivery and settlement of all or a portion of the designated securities. When this occurs, the authorized participant provides cash collateral in an amount equal to 105% of the daily marked to market value of the securities that have not yet been delivered to the fund. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery. Realized gains or losses resulting from redemptions of shares in-kind, if any, are reflected separately in each fund’s statement of operations.

191	Capital Group Fixed Income ETF Trust

Each fund’s shares are available in smaller increments to investors in the secondary market at market prices and may be subject to commissions. Authorized participants pay a transaction fee to the shareholder servicing agent when purchasing and redeeming creation units of a fund. The transaction fee is used to defray the costs associated with the issuance and redemption of creation units. In addition, for cash creation unit transactions, a variable fee for creation transactions and redemption transactions may be charged to the authorized participant to cover certain brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades. Variable fees, if any, are included in capital share transactions in each fund’s statement of changes in net assets.
Capital share transactions in each fund were as follows (dollars and shares in thousands):
Core Bond ETF
Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2024
$1,523,500	58,080	$—	—	$(11,366)	(420)	$1,512,134	57,660
For the period September 26, 2023*, through December 31, 2023
$93,345	3,660	$—	—	$—	—	$93,345	3,660
Core Plus Income ETF
Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2024
$2,572,239	113,820	$—	—	$(74,594)	(3,240)	$2,497,645	110,580
Year ended December 31, 2023
$1,082,435	48,600	$—	—	$—	—	$1,082,435	48,600
International Bond ETF (USD-Hedged)
Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
For the period June 25, 2024*, through December 31, 2024
$49,500	1,980	$—	—	$—	—	$49,500	1,980
Municipal Income ETF
Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2024
$2,213,972	81,780	$—	—	$(47,401)	(1,740)	$2,166,571	80,040
Year ended December 31, 2023
$430,271	16,380	$—	—	$(1,604)	(60)	$428,667	16,320
Municipal High-Income ETF
Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
For the period June 25, 2024*, through December 31, 2024
$87,344	3,450	$—	—	$(2,549)	(100)	$84,795	3,350
Refer to the end of the tables for footnote.

Capital Group Fixed Income ETF Trust	192

Short Duration Income ETF
Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2024
$559,137	21,840	$—	—	$(20,149)	(780)	$538,988	21,060
Year ended December 31, 2023
$242,033	9,540	$—	—	$—	—	$242,033	9,540
Short Duration Municipal Income ETF
Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2024
$514,066	19,800	$—	—	$(6,226)	(240)	$507,840	19,560
For the period September 26, 2023*, through December 31, 2023
$45,214	1,800	$—	—	$—	—	$45,214	1,800
Ultra Short Income ETF
Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
For the period June 25, 2024*, through December 31, 2024
$34,531	1,380	$—	—	$—	—	$34,531	1,380
U.S. Multi-Sector Income ETF
Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2024
$1,575,085	57,600	$—	—	$—	—	$1,575,085	57,600
Year ended December 31, 2023
$296,844	11,340	$—	—	$—	—	$296,844	11,340

*	Commencement of operations.

193	Capital Group Fixed Income ETF Trust

10.  Investment transactions

The following table presents purchases and sales of investments, excluding in-kind transactions, short-term securities and U.S. government obligations, if any, during the year ended December 31, 2024 (dollars in thousands):
Fund	Purchases	Sales
Core Bond ETF	$399,494	$82,678
Core Plus Income ETF	968,431	333,084
International Bond ETF (USD-Hedged)	99,667	53,153
Municipal Income ETF	2,384,000	391,918
Municipal High-Income ETF	92,518	12,978
Short Duration Income ETF	437,269	158,779
Short Duration Municipal Income ETF	579,941	119,223
Ultra Short Income ETF	13,798	4,326
U.S. Multi-Sector Income ETF	757,313	349,332
The following table presents the value of securities received and delivered in-kind from the authorized participants to support creation and redemption transactions, if any, during the year ended December 31, 2024 (dollars in thousands):
Fund	In-kind creations	In-kind redemptions
Core Bond ETF	$518,242	$11,191
Core Plus Income ETF	1,912,011	73,401
International Bond ETF (USD-Hedged)	—	—
Municipal Income ETF	127,568	43,525
Municipal High-Income ETF	—	2,056
Short Duration Income ETF	190,835	19,960
Short Duration Municipal Income ETF	990	5,585
Ultra Short Income ETF	18,046	—
U.S. Multi-Sector Income ETF	1,015,032	—
The following table presents additional information for each fund for the year ended December 31, 2024 (dollars in thousands):
Fund	Non-U.S. taxes paid on interest income	Non-U.S. taxes paid on realized gains
Core Bond ETF	$—	$—
Core Plus Income ETF	3	—
International Bond ETF (USD-Hedged)	7	4
Municipal Income ETF	—	—
Municipal High-Income ETF	—	—
Short Duration Income ETF	—	—
Short Duration Municipal Income ETF	—	—
Ultra Short Income ETF	—	—
U.S. Multi-Sector Income ETF	1	—

Capital Group Fixed Income ETF Trust	194

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return	Net assets, end of year (in millions)	Ratio of expenses to average net assets[2]	Ratio of net income (loss) to average net assets
Core Bond ETF
12/31/2024	$26.38	$1.24	$(.83 )	$.41	$(1.03)	$—	$(1.03)	$25.76	1.58%	$1,579	.27%	4.76%
12/31/2023[3,4]	25.00	.45	1.18	1.63	(.25 )	—	(.25 )	26.38	6.56 [5]	97	.27 [6]	6.77 [6]
Core Plus Income ETF
12/31/2024	$22.66	$1.55	$(.88 )	$.67	$(1.15)	$—	$(1.15)	$22.18	3.01%	$3,985	.34%	6.91%
12/31/2023	22.23	1.55	.01	1.56	(1.13)	—	(1.13)	22.66	7.25	1,565.34		7.04
12/31/2022[3,7]	25.30	.83	(3.24)	(2.41)	(.66 )	—	(.66 )	22.23	(9.59)[5]	455	.34 [6]	4.24 [6]
International Bond ETF (USD-Hedged)
12/31/2024[3,8]	$25.00	$.46	$.23	$.69	$(.37 )	$(.04 )	$(.41 )	$25.28	2.79%[5]	$50	.45%[6]	3.52%[5]
Municipal Income ETF
12/31/2024	$27.00	$.99	$(.25 )	$.74	$(.86 )	$—	$(.86 )	$26.88	2.80%	$2,666	.27%	3.66%
12/31/2023	26.11	.98	.75	1.73	(.84 )	—	(.84 )	27.00	6.78	517.27		3.75
12/31/2022[3,9]	25.00	.17	1.07	1.24	(.13 )	—	(.13 )	26.11	4.92 [5]	74	.05 [5]	.67 [5]
Municipal High-Income ETF
12/31/2024[3,8]	$25.00	$.54	$.15	$.69	$(.45 )	$—	$(.45 )	$25.24	2.76%[5]	$85	.34%[6]	4.11%[5]
Short Duration Income ETF
12/31/2024	$25.41	$1.69	$(.32 )	$1.37	$(1.17)	$—	$(1.17)	$25.61	5.51%	$874	.25%	6.64%
12/31/2023	25.27	1.37	(.10 )	1.27	(1.13)	—	(1.13)	25.41	5.14	332.25		5.45
12/31/2022[3,9]	25.00	.22	.21	.43	(.16 )	—	(.16 )	25.27	1.73 [5]	89	.05 [5]	.87 [5]
Short Duration Municipal Income ETF
12/31/2024	$25.78	$.91	$.05	$.96	$(.81 )	$—	$(.81 )	$25.93	3.77%	$554	.25%	3.51%
12/31/2023[3,4]	25.00	.24	.76	1.00	(.22 )	—	(.22 )	25.78	4.00 [5]	46	.25 [6]	3.62 [6]
Ultra Short Income ETF
12/31/2024[3,8]	$25.00	$.65	$.13	$.78	$(.63 )	$(.03 )	$(.66 )	$25.12	3.14%[5]	$35	.18%[6]	5.01%[5]
U.S. Multi-Sector Income ETF
12/31/2024	$26.91	$2.07	$(.16 )	$1.91	$(1.61)	$—	$(1.61)	$27.21	7.29%	$1,951	.39%	7.63%
12/31/2023	25.66	2.05	.78	2.83	(1.58)	—	(1.58)	26.91	11.39	379.39		7.91
12/31/2022[3,9]	25.00	.29	.62	.91	(.25 )	—	(.25 )	25.66	3.63 [5]	71	.07 [5]	1.13 [5]
Refer to the end of the tables for footnotes.

195	Capital Group Fixed Income ETF Trust

Financial highlights (continued)

Portfolio turnover rate excluding mortgage dollar roll transactions[10,11]	Year ended December 31, 2024	Year ended December 31, 2023	Period ended December 31, 2022[3,5]
Core Bond ETF	125%	13%[4]
Core Plus Income ETF	83	76	172 [7]
International Bond ETF (USD-Hedged)	118 [5,8]
Short Duration Income ETF	42	56	1 [9]
U.S. Multi-Sector Income ETF	39	43	6 [9]

Portfolio turnover rate including mortgage dollar roll transactions, if any[10,11]	Year ended December 31, 2024	Year ended December 31, 2023	Period ended December 31, 2022[3,5]
Core Bond ETF	354%	26%[4]
Core Plus Income ETF	420	581	446 [7]
International Bond ETF (USD-Hedged)	185 [5,8]
Municipal Income ETF	29	19	1 [9]
Municipal High-Income ETF	25 [5,8]
Short Duration Income ETF	192	203	55 [9]
Short Duration Municipal Income ETF	54	37 [4]
Ultra Short Income ETF	26 [5,8]
U.S. Multi-Sector Income ETF	41	43	6 [9]

[1]	Based on average shares outstanding.
[2]	Ratios do not include expenses of any Central Funds. Each fund indirectly bears its proportionate share of the expenses of any Central Funds.
[3]	Based on operations for a period that is less than a full year.
[4]	For the period September 26, 2023, commencement of operations, through December 31, 2023.
[5]	Not annualized.
[6]	Annualized.
[7]	For the period February 22, 2022, commencement of operations, through December 31, 2022.
[8]	For the period June 25, 2024, commencement of operations, through December 31, 2024.
[9]	For the period October 25, 2022, commencement of operations, through December 31, 2022.
[10]	Rates do not include each fund’s portfolio activity with respect to any Central Funds.
[11]	Refer to Note 5 for more information on mortgage dollar rolls.
Refer to the notes to financial statements.

Capital Group Fixed Income ETF Trust	196

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Capital Group Fixed Income ETF Trust and Shareholders of Capital Group Core Plus Income ETF, Capital Group Municipal Income ETF, Capital Group U.S. Multi-Sector Income ETF, Capital Group Short Duration Income ETF, Capital Group Core Bond ETF, Capital Group Short Duration Municipal Income ETF, Capital Group Ultra Short Income ETF, Capital Group International Bond ETF (USD-Hedged), and Capital Group Municipal High-Income ETF
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the investment portfolios, of each of the funds listed in the table below (constituting Capital Group Fixed Income ETF Trust, hereafter collectively referred to as the “Funds”) as of December 31, 2024, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated in the table below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2024, the results of each of their operations, the changes in each of their net assets, and each of the financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.
Fund	Statement of operations	Statement of changes in net assets	Financial highlights
Capital Group Core Plus Income ETF	For the year ended December 31, 2024.	For each of the two years in the period ended December 31, 2024.	For each of the two years ended December 31, 2024, and for the period February 22, 2022 (commencement of operations) through December 31, 2022.
Capital Group Municipal Income ETF	For the year ended December 31, 2024.	For each of the two years in the period ended December 31, 2024.	For each of the two years ended December 31, 2024, and for the period October 25, 2022 (commencement of operations) through December 31, 2022.
Capital Group U.S. Multi-Sector Income ETF
Capital Group Short Duration Income ETF
Capital Group Core Bond ETF	For the year ended December 31, 2024.	For the year ended December 31, 2024, and for the period September 26, 2023 (commencement of operations) through December 31, 2023.
Capital Group Short Duration Municipal Income ETF
Capital Group Ultra Short Income ETF	For the period June 25, 2024 (commencement of operations) through December 31, 2024.
Capital Group International Bond ETF (USD-Hedged)
Capital Group Municipal High-Income ETF
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used

197	Capital Group Fixed Income ETF Trust

Report of Independent Registered Public Accounting Firm

and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Los Angeles, California
February 12, 2025
We have served as the auditor of one or more investment companies in The Capital Group group of investment companies since 1934.

Capital Group Fixed Income ETF Trust	198

Capital Group Fixed Income ETF Trust

Part C

Other Information

Item 28.	Exhibits for Registration Statement (1940 Act No. 811-23738 and 1933 Act No. 333-259025)

(a)	Articles of Incorporation – Certificate of Trust dated 1/12/21 – previously filed (see Pre-Effective Amendment No. 2 filed 12/17/21); Certificate of Amendment dated 8/20/21 – previously filed (see Pre-Effective Amendment No. 2 filed 12/17/21); Certificate of Amendment dated 7/14/22 – previously filed (see P/E Amendment No. 4 filed 10/5/22); Amended and Restated Agreement and Declaration of Trust dated 2/16/24 – previously filed (see P/E Amendment No. 12 filed 5/30/24)

(b)	By-laws – Amended and Restated By-laws effective 7/14/22 – previously filed (see P/E Amendment No. 4 filed 10/5/22)

(c)	Instruments Defining Rights of Security Holders – See Items 28(a) (Articles 2, 6 and 7 of Amended and Restated Agreement and Declaration of Trust) and 28(b) (Article 3 and Section 8.04)

(d)	Investment Advisory Contracts – Amended and Restated Investment Advisory and Service Agreement dated 9/16/22 – previously filed (see P/E Amendment No. 4 filed 10/5/22); Exhibit A to the Amended and Restated Investment Advisory and Service Agreement dated 3/8/24 – previously filed (see P/E Amendment No. 12 filed 5/30/24)

(e)	Underwriting Contracts – Amended and Restated Principal Underwriting Agreement dated 9/16/22 – previously filed (see P/E Amendment No. 4 filed 10/5/22); Exhibit A to the Amended and Restated Principal Underwriting Agreement dated 3/8/24 – previously filed (see P/E Amendment No. 12 filed 5/30/24)

(f)	Bonus or Profit Sharing Contracts – None

(g)	Custodian Agreements – Global Custody Agreement dated 12/14/06 – previously filed (see Pre-Effective Amendment No. 2 filed 12/17/21); Amendment to Global Custody Agreement dated 11/17/21 – previously filed (see Pre-Effective Amendment No. 2 filed 12/17/21); Amendment to Global Custody Agreement dated 3/8/24 – previously filed (see P/E Amendment No. 12 filed 5/30/24)

(h)	Other Material Contracts – Form of Authorized Participant Agreement – previously filed (see Pre-Effective Amendment No. 2 filed 12/17/21); Form of Indemnification Agreement dated 12/10/21 – previously filed (see Pre-Effective Amendment No. 2 filed 12/17/21); Transfer Agency and Service Agreement dated 12/10/21 – previously filed (see P/E Amendment No. 5 filed 2/28/23); Administration Agreement dated 12/10/21 – previously filed (see P/E Amendment No. 5 filed 2/28/23); Amendment to Transfer Agency and Service Agreement dated 2/29/24 – previously filed (see P/E Amendment

No. 12 filed 5/30/24); Amendment to Administration Agreement dated 2/29/24 – previously filed (see P/E Amendment No. 12 filed 5/30/24)

(i)	Legal Opinion – Legal Opinion – previously filed (see Pre-Effective Amendment No. 2 filed 12/17/21; P/E Amendment No. 4 filed 10/5/22; P/E Amendment No. 8 filed 8/8/23; P/E Amendment No. 12 filed 5/30/24)

(j)	Other Opinions – Consent of Independent Registered Public Accounting Firm

(k)       Omitted financial statements – None

(l)	Initial capital agreements – Initial capital agreements – previously filed (see Pre-Effective Amendment No. 2 filed 12/17/21)

(m)	Rule 12b-1 Plan – Plan of Distribution dated 9/16/22 – previously filed (see P/E Amendment No. 4 filed 10/5/22)

(n)	Not applicable

(o)       Reserved

(p)	Code of Ethics – Code of Ethics for The Capital Group Companies dated July 2024 and Code of Ethics for Registrant

Item 29.	Persons Controlled by or Under Common Control with the Fund

None

Item 30.	Indemnification

The Registrant is a joint-insured under Investment Adviser/Mutual Fund Errors and Omissions Policies, which insure its officers and trustees against certain liabilities. However, in no event will Registrant maintain insurance to indemnify any such person for any act for which Registrant itself is not permitted to indemnify the individual.

Article 8 of the Registrant’s Declaration of Trust as well as the indemnification agreements that the Registrant has entered into with each of its trustees who is not an “interested person” of the Registrant (as defined under the Investment Company Act of 1940, as amended), provide in effect that the Registrant will indemnify its officers and trustees against any liability or expenses actually and reasonably incurred by such person in any proceeding arising out of or in connection with his or her service to the Registrant, to the fullest extent permitted by applicable law, subject to certain conditions. In accordance with Section 17(h) and 17(i) of the Investment Company Act of 1940, as amended, and their respective terms, these provisions do not protect any person against any liability to the Registrant or its shareholders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the U.S. Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Registrant will comply with the indemnification requirements contained in the Investment Company Act of 1940, as amended, and Release Nos. 7221 (June 9, 1972) and 11330 (September 4, 1980).

Item 31.	Business and Other Connections of the Investment Adviser

None

Item 32.	Principal Underwriters

(a)                Capital Client Group, Inc. is the Principal Underwriter of shares of: AMCAP Fund, American Balanced Fund, American Funds College Target Date Series, American Funds Corporate Bond Fund, American Funds Developing World Growth and Income Fund, American Funds Emerging Markets Bond Fund, American Funds Fundamental Investors, American Funds Global Balanced Fund, American Funds Global Insight Fund, The American Funds Income Series, American Funds Inflation Linked Bond Fund, American Funds International Vantage Fund, American Funds Mortgage Fund, American Funds Multi-Sector Income Fund, American Funds Portfolio Series, American Funds Retirement Income Portfolio Series, American Funds Short-Term Tax-Exempt Bond Fund, American Funds Strategic Bond Fund, American Funds Target Date Retirement Series, American Funds Tax-Exempt Fund of New York, The American Funds Tax-Exempt Series II, American Funds U.S. Government Money Market Fund, American Funds U.S. Small and Mid Cap Equity Fund, American High-Income Municipal Bond Fund, American High-Income Trust, American Mutual Fund, The Bond Fund of America, Capital Group Completion Fund Series, Capital Group Conservative Equity ETF, Capital Group Core Balanced ETF, Capital Group Core Equity ETF, Capital Group Dividend Growers ETF, Capital Group Dividend Value ETF, Capital Group Fixed Income ETF Trust, Capital Group Global Equity ETF, Capital Group Global Growth Equity ETF, Capital Group Growth ETF, Capital Group International Core Equity ETF, Capital Group International Equity ETF, Capital Group International Focus Equity ETF, Capital Group New Geography Equity ETF, Capital Group Private Client Services Funds, Capital Group Short Duration Municipal Income ETF, Capital Group U.S. Equity Fund, Capital Income Builder, Capital World Bond Fund, Capital World Growth and Income Fund, Emerging Markets Growth Fund, Inc., EuroPacific Growth Fund, The Growth Fund of America, The Income Fund of America, Intermediate Bond Fund of America, International Growth and Income Fund, The Investment Company of America,

Limited Term Tax-Exempt Bond Fund of America, The New Economy Fund, New Perspective Fund, New World Fund, Inc., Short-Term Bond Fund of America, SMALLCAP World Fund, Inc., The Tax-Exempt Bond Fund of America and Washington Mutual Investors Fund

(b)

	(1) Name and Principal Business Address	(2) Positions and Offices with Underwriter	(3) Positions and Offices with Registrant
LAO	Alex J. Adair	Regional Vice President	None
LAO	Samuel Adams	Regional Vice President	None
LAO	Anuj K. Agarwal	Vice President	None
LAO	Albert Aguilar, Jr.	Director, Vice President and Chief Compliance Officer	None
SNO	David A. Ajluni	Regional Vice President	None
LAO	C. Thomas Akin II	Senior Vice President	None
LAO	Mark G. Alteri	Regional Vice President	None
LAO	Colleen M. Ambrose	Vice President	None
LAO	Christopher S. Anast	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Dion T. Angelopoulos	Assistant Vice President	None
CHO	Erik J. Applegate	Vice President, Capital Group Institutional Investment Services Division	None
LAO	Luis F. Arocha	Vice President	None
LAO	Keith D. Ashley	Regional Vice President	None
LAO	Julie A. Asher	Assistant Vice President	None
LAO	Curtis A. Baker	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	T. Patrick Bardsley	Senior Vice President	None
SNO	Mark C. Barile	Assistant Vice President	None
LAO	Shakeel A. Barkat	Senior Vice President	None
LAO	Antonio M. Bass	Senior Vice President	None
LAO	Andrew Z. Bates	Assistant Vice President	None
LAO	Katherine A. Beattie	Senior Vice President	None
LAO	Scott G. Beckerman	Senior Vice President	None
LAO	Jeb M. Bent	Senior Vice President	None
LAO	Matthew D. Benton	Senior Vice President	None

LAO	Jerry R. Berg	Senior Vice President	None
LAO	Joseph W. Best, Jr.	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Matthew F. Betley	Vice President	None
LAO	Roger J. Bianco, Jr.	Senior Vice President	None
LAO	Ryan M. Bickle	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Joseph Bilello	Regional Vice President	None
LAO	Jay A. Binstock	Assistant Vice President	None
LAO	Peter D. Bjork	Regional Vice President	None
SNO	Nasaly Blake	Assistant Vice President	None
DCO	Bryan K. Blankenship	Senior Vice President	None
LAO	Marek Blaskovic	Vice President	None
LAO	Matthew C. Bloemer	Regional Vice President	None
LAO	Gerard M. Bockstie, Jr.	Senior Vice President	None
LAO	Jon T. Boldt	Regional Vice President	None
LAO	Ainsley J. Borel	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Jill M. Boudreau	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Andre W. Bouvier	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Jordan C. Bowers	Regional Vice President	None
LAO	David H. Bradin	Senior Vice President	None
LAO	William P. Brady	Senior Vice President	None
LAO	Andrew A. Bredholt	Regional Vice President	None
LAO	William G. Bridge	Senior Vice President	None
LAO	Kevin G. Broulette	Vice President, Capital Group Institutional Investment Services Division	None
LAO	E. Chapman Brown, Jr.	Senior Vice President	None
LAO	Elizabeth S. Brownlow	Vice President	None
LAO	Gary D. Bryce	Senior Vice President	None
LAO	Christopher Bucci	Regional Vice President	None
NYO	Melissa Buccilli	Senior Vice President	None

SNO	Dylan J. Burdick	Regional Vice President	None
IND	Jennifer L. Butler	Assistant Vice President	None
LAO	Steven Calabria	Senior Vice President	None
LAO	Thomas E. Callahan	Senior Vice President	None
LAO	Kelly V. Campbell	Senior Vice President	None
LAO	Patrick C. Campbell III	Regional Vice President	None
LAO	Anthon S. Cannon III	Vice President	None
SNO	Antonio G. Capobianco	Regional Vice President	None
LAO	Kevin J. Carevic	Vice President	None
LAO	Jason S. Carlough	Senior Vice President	None
LAO	Kim R. Carney	Senior Vice President	None
LAO	Damian F. Carroll	Senior Vice President	None
LAO	David C. Carson, Jr.	Vice President	None
LAO	James D. Carter	Senior Vice President	None
LAO	Stephen L. Caruthers	Senior Vice President, Capital Group Institutional Investment Services Division	None
SFO	James G. Carville	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Philip L. Casciano	Vice President	None
LAO	Christopher M. Cefalo	Senior Vice President	None
IND	Alexzania N. Chambers	Assistant Vice President	None
LAO	Kent W. Chan	Senior Vice President, Capital Group Institutional Investment Services Division	None
SNO	Marcus L. Chaves	Assistant Vice President	None
LAO	Si J. Chen	Vice President	None
LAO	Daniel A. Chodosch	Senior Vice President	None
LAO	Wellington Choi	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Peter J. Chong	Assistant Vice President	None
LAO	Andrew T. Christos	Vice President	None
LAO	Robert S. Chu	Assistant Vice President	None
LAO	Paul A. Cieslik	Senior Vice President	None

LAO	Andrew R. Claeson	Vice President	None
LAO	Michael J. Clark	Regional Vice President	None
LAO	Jamie A. Claypool	Senior Vice President	None
LAO	Scott R. Clodfelter	Vice President, Capital Group Institutional Investment Services Division	None
LAO	Kyle R. Coffey	Regional Vice President	None
LAO	Natalie S. Cole	Vice President	None
NYO	Jayme E. Colosimo	Vice President	None
IND	Timothy J. Colvin	Regional Vice President	None
LAO	Frances Coombes	Senior Vice President	None
IRV	Erin K. Concepcion	Assistant Vice President	None
SNO	Brandon J. Cone	Vice President	None
LAO	Christopher M. Conwell	Vice President	None
LAO	C. Jeffrey Cook	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Megan Costa	Senior Vice President	None
LAO	Joseph G. Cronin	Senior Vice President	None
LAO	D. Erick Crowdus	Senior Vice President	None
SNO	Zachary A. Cutkomp	Regional Vice President	None
LAO	Hanh M. Dao	Senior Vice President	None
LAO	Alex L. DaPron	Regional Vice President	None
LAO	William F. Daugherty	Senior Vice President	None
LAO	Alexandria B. Davis	Regional Vice President	None
SNO	Bradley C. Davis	Assistant Vice President	None
LAO	Scott T. Davis	Senior Vice President	None
LAO	Shehan N. De Silva	Assistant Vice President	None
LAO	Peter J. Deavan	Senior Vice President	None
LAO	Kristofer J. DeBonville	Regional Vice President	None
LAO	Guy E. Decker	Senior Vice President	None
LAO	Mark A. Dence	Senior Vice President	None

SNO	Brian M. Derrico	Vice President	None
LAO	Stephen Deschenes	Senior Vice President	None
LAO	Maddi L. Dessner	Director and Senior Vice President	None
LAO	James G. DiGiuseppe	Senior Vice President	None
LAO	Alexander J. Diorio	Vice President	None
LAO	Mario P. DiVito	Senior Vice President	None
IND	Marah E. Doan	Assistant Vice President	None
LAO	Kevin F. Dolan	Senior Vice President	None
LAO	John H. Donovan IV	Vice President	None
LAO	Ronald Q. Dottin	Senior Vice President	None
LAO	Joseph B. Dowd	Assistant Vice President	None
LAO	John J. Doyle	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Ryan T. Doyle	Senior Vice President	None
LAO	Craig Duglin	Senior Vice President	None
LAO	Alan J. Dumas	Vice President	None
LAO	John E. Dwyer IV	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Christopher P. Dziubasik	Assistant Vice President	None
IND	Karyn B. Dzurisin	Senior Vice President	None
LAO	Kevin C. Easley	Senior Vice President	None
LAO	Shirley Ecklund	Senior Vice President	None
LAO	Damian Eckstein	Senior Vice President	None
LAO	Matthew J. Eisenhardt	Senior Vice President	None
IRV	Jessica Eng	Assistant Vice President	None
LAO	Riley O. Etheridge, Jr.	Senior Vice President	None
LAO	Bryan R. Favilla	Senior Vice President	None
LAO	Joseph M. Fazio	Regional Vice President	None
LAO	Mark A. Ferraro	Senior Vice President	None
LAO	Christopher Fetchet	Regional Vice President	None

LAO	Brandon J. Fetta	Vice President	None
LAO	John P. Finneran III	Vice President	None
LAO	Layne M. Finnerty	Senior Vice President, Capital Group Institutional Investment Services Division	None
SNO	Coenraad F. Fletcher	Vice President	None
LAO	Kevin H. Folks	Senior Vice President	None
IND	Kelly B. Fonderoli	Assistant Vice President	None
LAO	William E. Ford	Senior Vice President	None
IRV	Robert S. Forshee	Assistant Vice President	None
LAO	Mark D. Foster	Regional Vice President	None
LAO	Steven M. Fox	Vice President	None
LAO	Holly C. Framsted	Senior Vice President	None
LAO	Megan France	Regional Vice President	None
LAO	Evan F. Francks	Assistant Vice President	None
LAO	Rusty A. Frauhiger	Vice President	None
LAO	Vincent C. Fu	Assistant Vice President	None
LAO	Tyler L. Furek	Vice President	None
LAO	Jignesh D. Gandhi	Vice President	None
SNO	Arturo V. Garcia, Jr.	Vice President	None
LAO	J. Gregory Garrett	Senior Vice President, Capital Group Institutional Investment Services Division	None
SNO	Edward S. Garza	Vice President	None
LAO	Brian K. Geiger	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Leslie B. Geller	Senior Vice President	None
LAO	Jacob M. Gerber	Senior Vice President	None
LAO	Travis Gilberg	Vice President	None
LAO	Pamela A. Gillett	Senior Vice President	None
LAO	William F. Gilmartin	Vice President	None
IND	Brenda L. Goeken	Assistant Vice President	None
LAO	Kathleen D. Golden	Vice President	None

NYO	Joshua H. Gordon	Vice President, Capital Group Institutional Investment Services Division	None
SNO	Craig B. Gray	Assistant Vice President	None
LAO	Robert E. Greeley, Jr.	Vice President	None
LAO	Jameson R. Greenstone	Senior Vice President	None
LAO	Eric M. Grey	Senior Vice President	None
LAO	Karen M. Griffin	Vice President	None
LAO	E. Renee Grimm	Senior Vice President	None
LAO	Scott A. Grouten	Senior Vice President	None
SNO	John S. Gryniewicz	Regional Vice President	None
LAO	Sam S. Gumma	Vice President	None
LAO	Jan S. Gunderson	Senior Vice President	None
LAO	Ryan A. Gundrum	Assistant Vice President	None
SNO	Lori L. Guy	Vice President	None
LAO	Ralph E. Haberli	Senior Vice President; Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Janna C. Hahn	Senior Vice President	None
LAO	Philip E. Haning	Senior Vice President	None
LAO	Katy L. Hanke	Senior Vice President	None
LAO	Brandon S. Hansen	Senior Vice President	None
LAO	Julie O. Hansen	Vice President	None
SNO	Nicholas Hargreaves	Assistant Vice President	None
LAO	John R. Harley	Senior Vice President	None
LAO	Calvin L. Harrelson III	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Craig W. Hartigan	Senior Vice President	None
LAO	Alan M. Heaton	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Clifford W. “Webb” Heidinger	Senior Vice President	None
LAO	Brock A. Hillman	Senior Vice President	None
IND	Kristin S. Himsel	Senior Vice President	None
SNO	Emilia A. Holt	Assistant Vice President	None

LAO	Dennis L. Hooper	Regional Vice President	None
IND	Ryan D. Hoover	Regional Vice President	None
LAO	Jessica K. Hooyenga	Vice President	None
LAO	Heidi B. Horwitz-Marcus	Senior Vice President	None
LAO	David R. Hreha	Senior Vice President	None
LAO	Frederic J. Huber	Senior Vice President	None
LAO	Michael S. Hukriede	Regional Vice President	None
LAO	Jeffrey K. Hunkins	Senior Vice President	None
LAO	Angelia G. Hunter	Senior Vice President	None
LAO	Christa M. Iacono	Vice President	None
LAO	Marc G. Ialeggio	Senior Vice President	None
LAO	Maurice E. Jadah	Regional Vice President	None
LAO	Asad K. Jamil	Regional Vice President	None
LAO	W. Chris Jenkins	Senior Vice President	None
LAO	Daniel J. Jess II	Senior Vice President	None
IND	Jameel S. Jiwani	Vice President	None
CHO	Allison S. Johnston	Assistant vice President	None
LAO	Brendan M. Jonland	Senior Vice President	None
LAO	Kathryn H. Jordan	Vice President	None
LAO	David G. Jordt	Vice President	None
LAO	Michael Kamell	Senior Vice President	None
LAO	Eric J. Kamin	Regional Vice President	None
IND	Teodor P. Karnakov	Assistant Vice President	None
LAO	Wassan M. Kasey	Senior Vice President	None
IND	Joel A. Kaul	Assistant Vice President	None
LAO	John P. Keating	Senior Vice President	None
LAO	David B. Keib	Senior Vice President	None
LAO	Brian G. Kelly	Senior Vice President	None

LAO	Christopher J. Kennedy	Vice President	None
LAO	Jason A. Kerr	Senior Vice President	None
LAO	Ryan C. Kidwell	Senior Vice President	None
LAO	Charles A. King	Senior Vice President, Capital Group Institutional Investment Services Division	None
IND	Eric M. Kirkman	Vice President	None
LAO	Kelsei Q. Kirland	Assistant Vice President	None
IND	Morgann B. Klaus	Assistant Vice President	None
LAO	Stephen J. Knutson	Assistant Vice President	None
LAO	Michael J. Koch	Vice President	None
LAO	James M. Kreider	Vice President	None
LAO	Andrew M. Kruger	Regional Vice President	None
SNO	David D. Kuncho	Vice President	None
LAO	Jialing Lang	Assistant Vice President	None
LAO	Richard M. Lang	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Mark G. LaRoque	Senior Vice President	None
SNO	Theodore J. Larsen	Assistant Vice President	None
LAO	Andrew P. Laskowski	Senior Vice President	None
LAO	Armand Leaks	Regional Vice President	None
LAO	Matthew N. Leeper	Senior Vice President	None
LAO	Victor J. LeMay	Regional Vice President	None
LAO	Clay M. Leveritt	Senior Vice President	None
LAO	Emily R. Liao	Senior Vice President	None
LAO	Lorin E. Liesy	Senior Vice President	None
LAO	Chris H. Lin	Assistant Vice President	None
IND	Justin L. Linder	Assistant Vice President	None
LAO	Louis K. Linquata	Senior Vice President	None
LAO	Damien X. Lona	Regional Vice President	None
LAO	Omar J. Love	Senior Vice President, Capital Group Institutional Investment Services Division	None

SNO	Adam C. Lozano	Assistant Vice President	None
IND	Eric S. Luchene	Regional Vice President	None
LAO	Dillon W. Lull	Regional Vice President	None
LAO	Reid A. Luna	Vice President, Capital Group Institutional Investment Services Division	None
LAO	Joe P. Lynch	Regional Vice President	None
CHO	Karin A. Lystad	Assistant Vice President, Capital Group Institutional Investment Services Division	None
LAO	Brandon Y. Ma	Regional Vice President	None
LAO	Justin Maddox	Regional Vice President	None
LAO	Tyler J. Magie	Regional Vice President	None
NYO	Catherine M. Magyera	Vice President	None
LAO	James M. Maher	Senior Vice President	None
LAO	Brendan T. Mahoney	Senior Vice President	None
LAO	Nathan G. Mains	Senior Vice President	None
LAO	Jeffrey N. Malbasa	Senior Vice President	None
LAO	Usma A. Malik	Vice President	None
LAO	Chantal M. Manseau Guerdat	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Arran M. Maran	Regional Vice President	None
LAO	Seema Manek	Vice President	None
LAO	Brooke M. Marrujo	Senior Vice President	None
CHO	James M. Mathenge	Vice President, Capital Group Institutional Investment Services Division	None
LAO	Stephen B. May	Vice President	None
LAO	Barnabas T. Mbigha	Senior Vice President	None
LAO	Joseph A. McAdams	Regional Vice President	None
LAO	Joseph A. McCreesh, III	Senior Vice President	None
LAO	Ross M. McDonald	Senior Vice President	None
LAO	Clinton S. McCurry	Regional Vice President	None
LAO	Jennifer L. McGrath	Regional Vice President	None
LAO	Timothy W. McHale	Secretary	None

SNO	Michael J. McLaughlin	Assistant Vice President	None
LAO	Max J. McQuiston	Senior Vice President	None
LAO	Curtis D. Mc Reynolds	Vice President	None
IND	Melissa M. Meade	Assistant Vice President	None
LAO	Paulino Medina	Vice President	None
LAO	Britney L. Melvin	Vice President	None
LAO	Davina J. Merrell	Regional Vice President	None
LAO	David A. Merrill	Assistant Vice President	None
SNO	Lauren A. Merriweather	Assistant Vice President	None
LAO	Conrad F. Metzger	Vice President	None
LAO	Carl B. Meyer	Regional Vice President	None
LAO	Benjamin J. Miller	Vice President	None
LAO	Jennifer M. Miller	Vice President	None
LAO	Lauren D. Miller	Assistant Vice President	None
LAO	Tammy H. Miller	Vice President	None
LAO	William T. Mills	Senior Vice President	None
LAO	Sean C. Minor	Senior Vice President	None
LAO	Louis W. Minora	Vice President	None
LAO	James R. Mitchell III	Senior Vice President	None
LAO	Charles L. Mitsakos	Senior Vice President	None
IND	Eric E. Momcilovich	Assistant Vice President	None
SNO	Christopher Moore	Assistant Vice President	None
IND	Jonathan L. Moran	Regional Vice President	None
LAO	Rex Morgan	Regional Vice President	None
LAO	Nathaniel Morris	Regional Vice President	None
LAO	David H. Morrison	Vice President	None
LAO	Andrew J. Moscardini	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Stanley Moy	Assistant Vice President	None

LAO	Joseph M. Mulcahy	Regional Vice President	None
LAOW	Ryan D. Murphy	Senior Vice President	None
NYO	Timothy J. Murphy	Senior Vice President	None
IND	Valynda J. Murray	Vice President	None
LAO	Zahid Nakhooda	Regional Vice President	None
IND	Kristen L. Nelson	Regional Vice President	None
LAO	Jon C. Nicolazzo	Senior Vice President	None
LAO	Earnest M. Niemi	Senior Vice President	None
LAO	Matthew P. O’Connor	Director, Chairman and Chief Executive Officer; Senior Vice President, Capital Group Institutional Investment Services Division	None
IND	Jody L. O’Dell	Assistant Vice President	None
LAO	Jonathan H. O’Flynn	Senior Vice President	None
LAO	Bradley D. Olalde	Assistant Vice President	None
LAO	Arthur B. Oliver	Vice President	None
LAO	Peter A. Olsen	Senior Vice President	None
LAO	Thomas A. O’Neil	Senior Vice President	None
LAO	Michael Orlando	Vice President	None
IRV	Paula A. Orologas	Vice President	None
LAO	Vincent A. Ortega	Vice President, Capital Group Institutional Investment Services Division	None
NYO	Gregory H. Ortman	Senior Vice President	None
LAO	Shawn M. O’Sullivan	Senior Vice President	None
IND	Lance T. Owens	Senior Vice President	None
LAO	Kristina E. Page	Vice President	None
LAO	Jeffrey C. Paguirigan	Senior Vice President	None
NYO	Christine M. Papa	Assistant Vice President	None
LAO	Sujata H. Parikh	Senior Vice President	None
LAO	Rodney Dean Parker II	Senior Vice President	None
LAO	Ingrid S. Parl	Vice President	None
LAO	William D. Parsley	Regional Vice President	None

LAO	Timothy C. Patterson	Vice President	None
LAO	W. Burke Patterson, Jr.	Senior Vice President	None
SNO	Adam P. Peach	Vice President	None
LAO	Robert J. Peche	Senior Vice President	None
LAO	Elena M. Peerson	Regional Vice President	None
IRV	Grace L. Pelczynski	Assistant Vice President	None
LAO	Sejal U. Penkar	Vice President	None
LAO	Harry A. Phinney	Senior Vice President	None
LAO	Adam W. Phillips	Vice President	None
LAO	Joseph M. Piccolo	Senior Vice President	None
LAO	Sally L. Picota De Holte	Regional Vice President	None
LAO	Anthony J. Picerni	Regional Vice President	None
LAO	Keith A. Piken	Senior Vice President and Director	None
LAO	David T. Polak	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Chloe E. Pollara	Assistant Vice President	None
LAO	Michael E. Pollgreen	Vice President	None
LAO	Charles R. Porcher	Senior Vice President	None
SNO	Robert B. Potter III	Assistant Vice President	None
LAO	Darrell W. Pounders	Vice President	None
LAOW	Colyar W. Pridgen	Vice President	None
LAO	Michelle L. Pullen	Vice President	None
LAO	Victoria M. Quach	Vice President	None
LAO	Steven J. Quagrello	Senior Vice President	None
IND	Kelly S. Quick	Assistant Vice President	None
LAO	Michael R. Quinn	Senior Vice President	None
LAO	Mary K. Radloff	Regional Vice President	None
LAO	Ryan E. Radtke	Senior Vice President	None
LAO	James R. Raker	Senior Vice President, Capital Group Institutional Investment Services Division	None

LAO	Rachel M. Ramos	Vice President	None
SNO	Eddie A. Rascon	Regional Vice President	None
LAO	Rene M. Reincke	Vice President, Treasurer and Director	None
LAO	Lesley P. Reinhart	Vice President	None
LAO	Michael D. Reynaert	Vice President	None
LAO	Adnane Rhazzal	Regional Vice President	None
LAO	Christopher J. Richardson	Senior Vice President	None
LAO	James Robelotto	Assistant Vice President	None
SNO	Stephanie A. Robichaud	Vice President	None
LAO	Jeffrey J. Robinson	Senior Vice President	None
LAO	Matthew M. Robinson	Senior Vice President	None
LAO	Jennifer R. Rocci	Regional Vice President	None
LAO	Bethany M. Rodenhuis	Senior Vice President	None
LAO	Rochelle C. Rodriguez	Senior Vice President	None
LAO	Melissa B. Roe	Senior Vice President	None
LAO	Thomas W. Rose	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Rome D. Rottura	Senior Vice President	None
IND	Jennah N. Ruddick	Assistant Vice President	None
LAO	Leah O. Ryan	Vice President	None
LAO	William M. Ryan	Senior Vice President	None
IND	Brenda S. Rynski	Regional Vice President	None
LAO	Richard A. Sabec, Jr.	Senior Vice President	None
SNO	Richard R. Salinas	Vice President	None
LAOW	Erica Salvay	Vice President	None
LAO	Paul V. Santoro	Senior Vice President	None
LAO	David E. Saunders II	Vice President, Capital Group Institutional Investment Services Division	None
LAO	Keith A. Saunders	Senior Vice President	None
LAO	Joe D. Scarpitti	Senior Vice President	None

IND	Broderic C. Schoen	Assistant Vice President	None
LAO	Jackson T. Schuette	Regional Vice President	None
LAO	Domenic A. Sciarra	Assistant Vice President	None
LAO	Keon F. Scott	Regional Vice President	None
LAO	Mark A. Seaman	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	James J. Sewell III	Senior Vice President	None
LAO	Arthur M. Sgroi	Senior Vice President	None
LAO	Erin C. Sheehan	Regional Vice President	None
LAO	William H. Sherrard III	Regional Vice President	None
LAO	Nathan W. Simmons	Vice President	None
LAO	Kelly S. Simon	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAOW	Anmol Sinha	Senior Vice President	None
SNO	Julia M. Sisente	Assistant Vice President	None
LAO	Melissa A. Sloane	Senior Vice President	None
LAO	Jason C. Smith	Regional Vice President	None
LAO	Joshua J. Smith	Regional Vice President	None
LAO	Taylor D. Smith	Regional Vice President	None
LAO	Stephanie L. Smolka	Regional Vice President	None
LAO	J. Eric Snively	Senior Vice President	None
LAO	John A. Sobotowski	Assistant Vice President	None
SNO	Chadwick R. Solano	Assistant Vice President	None
LAO	Charles V. Sosa	Vice President	None
LAO	Alexander T. Sotiriou	Vice President	None
LAO	Steven J. Sperry	Assistant Vice President	None
LAO	Margaret V. Steinbach	Senior Vice President	None
LAO	Michael P. Stern	Senior Vice President	None
LAO	Andrew J. Strandquist	Senior Vice President	None
LAO	Allison M. Straub	Vice President	None

LAO	Valerie B. Stringer	Vice President	None
LAO	John R. Sulzicki	Vice President	None
LAO	Peter D. Thatch	Senior Vice President	None
LAO	John B. Thomas	Senior Vice President	None
LAO	Cynthia M. Thompson	Senior Vice President, Capital Group Institutional Investment Services Division	None
SNO	Mark D. Thompson	Assistant Vice President	None
HRO	Stephen B. Thompson	Regional Vice President	None
LAO	Mark R. Threlfall	Senior Vice President	None
LAO	Ryan D. Tiernan	Senior Vice President	None
LAO	Luke N. Trammell	Senior Vice President	None
LAO	Jordan A. Trevino	Senior Vice President	None
LAO	Michael J. Triessl	Director	None
CHO	Polina S. Tsybrovska	Assistant Vice President	None
LAO	Shaun C. Tucker	Senior Vice President	None
IRV	Sean M. Tupy	Vice President	None
LAO	Kate M. Turner	Regional Vice President	None
SNO	Corey W. Tyson	Regional Vice President	None
IND	Ryan C. Tyson	Assistant Vice President	None
LAO	Jason A. Uberti	Vice President	None
LAO	David E. Unanue	Senior Vice President	None
LAO	John W. Urbanski	Regional Vice President	None
LAO	Veronica Vasquez	Vice President	None
LAO-W	Gerrit Veerman III	Senior Vice President, Capital Group Institutional Investment Services	None
LAO	Cynthia G. Velazquez	Assistant Vice President	None
LAO	Spilios Venetsanopoulos	Vice President	None
LAO	J. David Viale	Senior Vice President	None
LAO	Austin J. Vierra	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Robert D. Vigneaux III	Senior Vice President, Capital Group Institutional Investment Services Division	None

LAO	Julie A. Vogel	Senior Vice President	None
LAO	Jon N. Wainman	Vice President	None
ATO	Jason C. Wallace	Senior Vice President	None
LAO	Sherrie S. Walling	Vice President	None
LAO	Brian M. Walsh	Senior Vice President	None
LAO	Susan O. Walton	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Justin N. Wang	Regional Vice President	None
IND	Andrew D. Waters	Regional Vice President	None
IND	Kristen M. Weaver	Vice President	None
LAO	Timothy S. Wei	Regional Vice President	None
SNO	Gordon S. Wells	Regional Vice President	None
LAO	George J. Wenzel	Senior Vice President	None
LAO	Jason M. Weybrecht	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Adam B. Whitehead	Senior Vice President	None
LAO	Gregory D. Williams II	Assistant Vice President	None
LAO	Ashley L. Wilson	Regional Vice President	None
LAO	Jonathan D. Wilson	Regional Vice President	None
LAO	Steven Wilson	Senior Vice President	None
LAO	Steven C. Wilson	Vice President	None
LAO	Anthony J. Wingate	Vice President	None
LAO	Benjamin Wirtshafter	Senior Vice President	None
LAO	Kimberly D. Wood	Senior Vice President, Capital Group Institutional Investment Services Division	None
IND	Benjamin T. Wooden	Regional Vice President	None
LAO	Jennifer N. Woodward	Assistant Vice President	None
IND	Matthew A. Wooten	Assistant Vice President	None
SNO	Thomas O. Yager	Assistant Vice President	None
LAO	Elizabeth D. Yakes	Assistant Vice President	None
NYO	Mila I. Yankova	Senior Vice President	None

LAO	Jason P. Young	Senior Vice President	None
LAO	Jonathan A. Young	Senior Vice President	None
LAO	Lauren E. Zappia	Regional Vice President	None
LAO	Raul Zarco, Jr.	Vice President, Capital Group Institutional Investment Services Division	None
LAO	Connie R. Zeender	Regional Vice President	None
LAO	Heidi H. Zhang	Assistant Vice President	None
NYO	Tanya Zolotarevskiy	Vice President, Capital Group Institutional Investment Services Division	None

__________

HRO	Business Address, 5300 Robin Hood Road, Norfolk, VA 23513
IND	Business Address, 12811 North Meridian Street, Carmel, IN 46032
IRV	Business Address, 6455 Irvine Center Drive, Irvine, CA 92618
LAO	Business Address, 333 South Hope Street, Los Angeles, CA 90071
LAO-W	Business Address, 11100 Santa Monica Blvd., 18th Floor, Los Angeles, CA 90025
NYO	Business Address, 399 Park Avenue, 34th Floor, New York, NY 10022
SFO	Business Address, One Market Street, Suite 1800, San Francisco, CA 94105
SNO	Business Address, 3500 Wiseman Boulevard, San Antonio, TX 78251

(c)       None

Item 33.	Location of Accounts and Records

Accounts, books and other records required by Rules 31a-1 and 31a-2 under the Investment Company Act of 1940, as amended, are maintained and held in the offices of the Registrant’s investment adviser, Capital Research and Management Company, 333 South Hope Street, Los Angeles, California 90071; 6455 Irvine Center Drive, Irvine, California 92618; and/or 5300 Robin Hood Road, Norfolk, Virginia 23513.

Registrant’s records covering shareholder accounts are maintained and kept by its transfer agent, State Street Bank and Trust Company, One Lincoln Street, Boston, MA 02111.

Registrant's records covering portfolio transactions are maintained and kept by its custodian, State Street Bank and Trust Company, One Lincoln Street, Boston, MA 02111.

Item 34.	Management Services

None

Item 35.	Undertakings

n/a

       SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Los Angeles, and State of California, on the 26th day of February, 2025.

CAPITAL GROUP FIXED INCOME ETF TRUST

By: /s/ Michael W. Stockton

(Michael W. Stockton, Principal Executive Officer)

Pursuant to the requirements of the Securities Act of 1933, this amendment to Registration Statement has been signed below on February 26, 2025, by the following persons in the capacities indicated.

	Signature	Title

(1)	Principal Executive Officer:

	/s/ Michael W. Stockton (Michael W. Stockton)	Principal Executive Officer

(2)	Principal Financial Officer and Principal Accounting Officer:

	/s/ Troy S. Tanner (Troy S. Tanner)	Treasurer

(3)	Trustees:

	Vanessa C. L. Chang*	Chair (Independent and Non-Executive)
	Jennifer C. Feikin*	Trustee
	Pablo R. González Guajardo*	Trustee
	Leslie Stone Heisz*	Trustee
	William D. Jones*	Trustee
	William L. Robbins*	Trustee
*By: /s/ Michael R. Tom

(Michael R. Tom, pursuant to a power of attorney filed herewith)

Counsel represents that this amendment does not contain disclosures that would make the amendment ineligible for effectiveness under the provisions of Rule 485(b).

/s/ Clara Kang

(Clara Kang, Counsel)

POWER OF ATTORNEY

I, Vanessa C. L. Chang, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Balanced Fund (File No. 002-10758, File No. 811-00066)
-	American Funds Developing World Growth and Income Fund (File No. 333-190913, File No. 811-22881)
-	Capital Group Conservative Equity ETF (File No. 333-276928, File No. 811-23933)
-	Capital Group Core Balanced ETF (File No. 333-271211, File No. 811-23867)
-	Capital Group Core Equity ETF (File No. 333-259021, File No. 811-23735)
-	Capital Group Dividend Growers ETF (File No. 333-271210, File No. 811-23866)
-	Capital Group Dividend Value ETF (File No. 333-259023, File No. 811-23736)
-	Capital Group Equity ETF Trust I (File No.333-281924, File No. 811-24000)
-	Capital Group Fixed Income ETF Trust (File No. 333-259025, File No. 811-23738)
-	Capital Group Global Equity ETF (File No. 333-276927, File No. 811-23934)
-	Capital Group Global Growth Equity ETF (File No. 333-259024, File No. 811-23737)
-	Capital Group Growth ETF (File No. 333-259020, File No. 811-23733)
-	Capital Group International Core Equity ETF (File No. 333-276930, File No. 811-23935)
-	Capital Group International Equity ETF (File No. 333-271212, File No. 811-23865)
-	Capital Group International Focus Equity ETF (File No. 333-259022, File No. 811-23734)
-	Capital Group New Geography Equity ETF (File No. 333-276931, File No. 811-23936)
-	EuroPacific Growth Fund (File No. 002-83847, File No. 811-03734)
-	EuroPacific Growth Fund
-	The Income Fund of America (File No. 002-33371, File No. 811-01880)
-	International Growth and Income Fund (File No. 333-152323, File No. 811-22215)
-	New Perspective Fund (File No. 002-47749, File No. 811-02333)
-	New World Fund, Inc. (File No. 333-67455, File No. 811-09105)
-	American Funds New World Fund

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Jennifer L. Butler Jane Y. Chung Susan K. Countess Julie E. Lawton Melissa B. Leyva Timothy W. McHale Marilyn Paramo Michael W. Stockton Courtney R. Taylor Michael R. Tom	Randall F. Buonviri Sandra Chuon Mariah L. Coria Brian C. Janssen Hong T. Le Gregory F. Niland Becky L. Park W. Michael Pattie Troy S. Tanner

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at San Francisco, CA, on September 13, 2024.

(City, State)

/s/ Vanessa C. L. Chang

Vanessa C. L. Chang, Board member

POWER OF ATTORNEY

I, Jennifer C. Feikin, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Emerging Markets Bond Fund (File No. 333-208636; File No. 811-23122)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Insurance Series
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Multi-Sector Income Fund (File No. 333-228995, File No. 811-23409)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Retirement Income Portfolio Series (File No. 333-203797, File No. 811-23053)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Strategic Bond Fund (File No. 333-207474, File No. 811-23101)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American Funds U.S. Government Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital Group Central Fund Series – Capital Group Central Cash Fund (File No. 811-23391)
-	Capital Group Central Fund Series II (File No. 811-23633)
-	Capital Group Completion Fund Series (File No. 333-278929, File No. 811-23959)
-	Capital Group Conservative Equity ETF (File No. 333-276928, File No. 811-23933)
-	Capital Group Core Balanced ETF (File No. 333-271211, File No. 811-23867)
-	Capital Group Core Equity ETF (File No. 333-259021, File No. 811-23735)
-	Capital Group Dividend Growers ETF (File No. 333-271210, File No. 811-23866)
-	Capital Group Dividend Value ETF (File No. 333-259023, File No. 811-23736)
-	Capital Group Equity ETF Trust I (File No.333-281924, File No. 811-24000)
-	Capital Group Fixed Income ETF Trust (File No. 333-259025, File No. 811-23738)
-	Capital Group Global Equity ETF (File No. 333-276927, File No. 811-23934)
-	Capital Group Global Growth Equity ETF (File No. 333-259024, File No. 811-23737)
-	Capital Group Growth ETF (File No. 333-259020, File No. 811-23733)
-	Capital Group International Core Equity ETF (File No. 333-276930, File No. 811-23935)
-	Capital Group International Equity ETF (File No. 333-271212, File No. 811-23865)
-	Capital Group International Focus Equity ETF (File No. 333-259022, File No. 811-23734)
-	Capital Group New Geography Equity ETF (File No. 333-276931, File No. 811-23936)
-	Capital Group Private Client Services Funds (File No. 333-163115, File No. 811-22349)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Jennifer L. Butler Jane Y. Chung Susan K. Countess Julie E. Lawton Melissa B. Leyva Timothy W. McHale Marilyn Paramo Michael W. Stockton Courtney R. Taylor Michael R. Tom	Randall F. Buonviri Sandra Chuon Mariah L. Coria Brian C. Janssen Hong T. Le Gregory F. Niland Becky L. Park W. Michael Pattie Troy S. Tanner

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Park City, UT, on September 13, 2024.

(City, State)

/s/ Jennifer C. Feikin

Jennifer C. Feikin, Board member

POWER OF ATTORNEY

I, Pablo R. González Guajardo, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	AMCAP Fund (File No. 002-26516, File No. 811-01435)
-	American Funds Global Balanced Fund (File No. 333-170605, File No. 811-22496)
-	American Funds U.S. Small and Mid Cap Equity Fund (File No. 333-280621, File No. 811-23979)
-	American Mutual Fund (File No. 002-10607, File No. 811-00572)
-	Capital Group Conservative Equity ETF (File No. 333-276928, File No. 811-23933)
-	Capital Group Core Balanced ETF (File No. 333-271211, File No. 811-23867)
-	Capital Group Core Equity ETF (File No. 333-259021, File No. 811-23735)
-	Capital Group Dividend Growers ETF (File No. 333-271210, File No. 811-23866)
-	Capital Group Dividend Value ETF (File No. 333-259023, File No. 811-23736)
-	Capital Group Equity ETF Trust I (File No.333-281924, File No. 811-24000)
-	Capital Group Fixed Income ETF Trust (File No. 333-259025, File No. 811-23738)
-	Capital Group Global Equity ETF (File No. 333-276927, File No. 811-23934)
-	Capital Group Global Growth Equity ETF (File No. 333-259024, File No. 811-23737)
-	Capital Group Growth ETF (File No. 333-259020, File No. 811-23733)
-	Capital Group International Core Equity ETF (File No. 333-276930, File No. 811-23935)
-	Capital Group International Equity ETF (File No. 333-271212, File No. 811-23865)
-	Capital Group International Focus Equity ETF (File No. 333-259022, File No. 811-23734)
-	Capital Group New Geography Equity ETF (File No. 333-276931, File No. 811-23936)
-	Capital Group U.S. Equity Fund (File No. 333-233376, File No. 811-23469)
-	Emerging Markets Growth Fund, Inc. (File No. 333-74995, File No. 811-04692)
-	EuroPacific Growth Fund (File No. 002-83847, File No. 811-03734)
-	EuroPacific Growth Fund
-	The Investment Company of America (File No. 002-10811, File No. 811-00116)
-	New Perspective Fund (File No. 002-47749, File No. 811-02333)
-	New World Fund, Inc. (File No. 333-67455, File No. 811-09105)
-	American Funds New World Fund

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Jennifer L. Butler Jane Y. Chung Susan K. Countess Julie E. Lawton Melissa B. Leyva Timothy W. McHale Marilyn Paramo Michael W. Stockton Courtney R. Taylor Michael R. Tom	Randall F. Buonviri Sandra Chuon Mariah L. Coria Brian C. Janssen Hong T. Le Gregory F. Niland Becky L. Park W. Michael Pattie Troy S. Tanner

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Mexico City, on September 13, 2024.

(City, State)

/s/ Pablo R. González Guajardo

Pablo R. González Guajardo, Board member

POWER OF ATTORNEY

I, Leslie Stone Heisz, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Emerging Markets Bond Fund (File No. 333-208636; File No. 811-23122)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Insurance Series
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Multi-Sector Income Fund (File No. 333-228995, File No. 811-23409)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Retirement Income Portfolio Series (File No. 333-203797, File No. 811-23053)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Strategic Bond Fund (File No. 333-207474, File No. 811-23101)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American Funds U.S. Government Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital Group Central Fund Series – Capital Group Central Cash Fund (File No. 811-23391)
-	Capital Group Central Fund Series II (File No. 811-23633)
-	Capital Group Completion Fund Series (File No. 333-278929, File No. 811-23959)
-	Capital Group Conservative Equity ETF (File No. 333-276928, File No. 811-23933)
-	Capital Group Core Balanced ETF (File No. 333-271211, File No. 811-23867)
-	Capital Group Core Equity ETF (File No. 333-259021, File No. 811-23735)
-	Capital Group Dividend Growers ETF (File No. 333-271210, File No. 811-23866)
-	Capital Group Dividend Value ETF (File No. 333-259023, File No. 811-23736)
-	Capital Group Equity ETF Trust I (File No.333-281924, File No. 811-24000)
-	Capital Group Fixed Income ETF Trust (File No. 333-259025, File No. 811-23738)
-	Capital Group Global Equity ETF (File No. 333-276927, File No. 811-23934)
-	Capital Group Global Growth Equity ETF (File No. 333-259024, File No. 811-23737)
-	Capital Group Growth ETF (File No. 333-259020, File No. 811-23733)
-	Capital Group International Core Equity ETF (File No. 333-276930, File No. 811-23935)
-	Capital Group International Equity ETF (File No. 333-271212, File No. 811-23865)
-	Capital Group International Focus Equity ETF (File No. 333-259022, File No. 811-23734)
-	Capital Group New Geography Equity ETF (File No. 333-276931, File No. 811-23936)
-	Capital Group Private Client Services Funds (File No. 333-163115, File No. 811-22349)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Jennifer L. Butler Jane Y. Chung Susan K. Countess Julie E. Lawton Melissa B. Leyva Timothy W. McHale Marilyn Paramo Michael W. Stockton Courtney R. Taylor Michael R. Tom	Randall F. Buonviri Sandra Chuon Mariah L. Coria Brian C. Janssen Hong T. Le Gregory F. Niland Becky L. Park W. Michael Pattie Troy S. Tanner

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, on September 13, 2024.

(City, State)

/s/ Leslie Stone Heisz

Leslie Stone Heisz, Board member

POWER OF ATTORNEY

I, William D. Jones, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	AMCAP Fund (File No. 002-26516, File No. 811-01435)
-	American Balanced Fund (File No. 002-10758, File No. 811-00066)
-	American Funds Developing World Growth and Income Fund (File No. 333-190913, File No. 811-22881)
-	American Funds Global Balanced Fund (File No. 333-170605, File No. 811-22496)
-	American Funds U.S. Small and Mid Cap Equity Fund (File No. 333-280621, File No. 811-23979)
-	American Mutual Fund (File No. 002-10607, File No. 811-00572)
-	Capital Group Conservative Equity ETF (File No. 333-276928, File No. 811-23933)
-	Capital Group Core Balanced ETF (File No. 333-271211, File No. 811-23867)
-	Capital Group Core Equity ETF (File No. 333-259021, File No. 811-23735)
-	Capital Group Dividend Growers ETF (File No. 333-271210, File No. 811-23866)
-	Capital Group Dividend Value ETF (File No. 333-259023, File No. 811-23736)
-	Capital Group Equity ETF Trust I (File No.333-281924, File No. 811-24000)
-	Capital Group Fixed Income ETF Trust (File No. 333-259025, File No. 811-23738)
-	Capital Group Global Equity ETF (File No. 333-276927, File No. 811-23934)
-	Capital Group Global Growth Equity ETF (File No. 333-259024, File No. 811-23737)
-	Capital Group Growth ETF (File No. 333-259020, File No. 811-23733)
-	Capital Group International Core Equity ETF (File No. 333-276930, File No. 811-23935)
-	Capital Group International Equity ETF (File No. 333-271212, File No. 811-23865)
-	Capital Group International Focus Equity ETF (File No. 333-259022, File No. 811-23734)
-	Capital Group New Geography Equity ETF (File No. 333-276931, File No. 811-23936)
-	Capital Group U.S. Equity Fund (File No. 333-233376, File No. 811-23469)
-	Emerging Markets Growth Fund, Inc. (File No. 333-74995, File No. 811-04692)
-	The Income Fund of America (File No. 002-33371, File No. 811-01880)
-	International Growth and Income Fund (File No. 333-152323, File No. 811-22215)
-	The Investment Company of America (File No. 002-10811, File No. 811-00116)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Jennifer L. Butler Jane Y. Chung Susan K. Countess Julie E. Lawton Melissa B. Leyva Timothy W. McHale Marilyn Paramo Michael W. Stockton Courtney R. Taylor Michael R. Tom	Randall F. Buonviri Sandra Chuon Mariah L. Coria Brian C. Janssen Hong T. Le Gregory F. Niland Becky L. Park W. Michael Pattie Troy S. Tanner

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at San Francisco, CA, on September 13, 2024.

(City, State)

/s/ William D. Jones

William D. Jones, Board member

POWER OF ATTORNEY

I, William L. Robbins, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	AMCAP Fund (File No. 002-26516, File No. 811-01435)
-	American Funds Global Balanced Fund (File No. 333-170605, File No. 811-22496)
-	American Mutual Fund (File No. 002-10607, File No. 811-00572)
-	Capital Group Conservative Equity ETF (File No. 333-276928, File No. 811-23933)
-	Capital Group Core Balanced ETF (File No. 333-271211, File No. 811-23867)
-	Capital Group Core Equity ETF (File No. 333-259021, File No. 811-23735)
-	Capital Group Dividend Growers ETF (File No. 333-271210, File No. 811-23866)
-	Capital Group Dividend Value ETF (File No. 333-259023, File No. 811-23736)
-	Capital Group Equity ETF Trust I (File No.333-281924, File No. 811-24000)
-	Capital Group Fixed Income ETF Trust (File No. 333-259025, File No. 811-23738)
-	Capital Group Global Equity ETF (File No. 333-276927, File No. 811-23934)
-	Capital Group Global Growth Equity ETF (File No. 333-259024, File No. 811-23737)
-	Capital Group Growth ETF (File No. 333-259020, File No. 811-23733)
-	Capital Group International Core Equity ETF (File No. 333-276930, File No. 811-23935)
-	Capital Group International Equity ETF (File No. 333-271212, File No. 811-23865)
-	Capital Group International Focus Equity ETF (File No. 333-259022, File No. 811-23734)
-	Capital Group New Geography Equity ETF (File No. 333-276931, File No. 811-23936)
-	Capital Group U.S. Equity Fund (File No. 333-233376, File No. 811-23469)
-	Emerging Markets Growth Fund, Inc. (File No. 333-74995, File No. 811-04692)
-	The Investment Company of America (File No. 002-10811, File No. 811-00116)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Jennifer L. Butler Jane Y. Chung Susan K. Countess Julie E. Lawton Melissa B. Leyva Timothy W. McHale Marilyn Paramo Michael W. Stockton Courtney R. Taylor Michael R. Tom	Randall F. Buonviri Sandra Chuon Mariah L. Coria Brian C. Janssen Hong T. Le Gregory F. Niland Becky L. Park W. Michael Pattie Troy S. Tanner

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at San Francisco, CA, on September 13, 2024.

(City, State)

/s/ William L. Robbins

William L. Robbins, Board member